UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Developed World ex-U.S. and Currency Hedged Equity Funds

Annual Report

March 31, 2017

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Management’s Discussion of Funds’ Performance

(unaudited)

Market Environment Overview

The international equity markets, measured by the MSCI EAFE Index, a broad measure of equity performance for the developed world outside the U.S. and Canada, returned 11.67% in the 12-month period that ended March 31, 2017 (the “period”), which lagged the S&P 500 Index by 5.50% for the same period. Measured in local currency, the MSCI EAFE Index returned 18.00% over the period, outperforming the return of the S&P 500 Index by 0.83%. It is important to note that when foreign currencies weaken or strengthen relative to the U.S. dollar, there is also an impact on the returns experienced by U.S. investors who invest overseas. Over the period, international equity markets experienced several central bank policy actions which lead to significant volatility in various currencies relative to the U.S. dollar. In particular, the British pound, Japanese yen, and the Euro (which account for about 75% of the MSCI EAFE Index’s currency exposure) all experienced volatility over the period. In the case of the Euro and Japanese yen, the fluctuations were mostly attributable to central bank policy decisions. In the case of the British pound, speculation and repercussions of Great Britain’s exit from the European Union or “Brexit” weighed on the currency throughout the period.

Ultimately, international equities struggled with many political uncertainties surrounding major markets including Great Britain, the U.S. and others. While the earliest portion of the period was recovering from recession fears and economic concerns of an economic slowdown across Europe, the political tension was rising in the United Kingdom (“UK”). This culminated with the UK people voting to leave the European Union in a referendum held in June of 2016. This result sent the British pound to historic lows versus the U.S. dollar. This also triggered an initial risk off in global equities markets which, to the surprise of many investors, quickly reversed. The next major hurdle for equity and currency markets was the U.S. Presidential election which, similar to the UK, saw an initial risk off associated with the election of President Trump. The pro-growth proposals put forth by the Trump administration triggered a rally in U.S. Treasury yields which ultimately carried the U.S. dollar to new highs toward the end of the period and thus weighing on unhedged international equity exposures. Lastly, the French election taking place just after the end of the period continued to weigh on European equity markets throughout the period.

In local currency terms, seven out of ten sectors within the MSCI EAFE Index were positive over the period with Real Estate and Telecommunication Services sectors lagging the most while the Materials and Information Technology sectors were the strongest performers. The Financials sector was a strong performer as well with growth expectations picking up across Europe in addition to the rebound in energy prices. This rebound also served as a tailwind for Materials and Energy sector companies. In local currency terms, defensive sectors like Consumer Staples, Telecommunication Services, Real Estate, and Utilities were among the worst performing portions of the MSCI EAFE Index. This comes as investors unwound positioning among these defensive sectors which they held during the recessionary fears associated with the early part of the period.

WisdomTree Funds’ Performance Overview

The following table reflects the WisdomTree Funds’ performance versus capitalization-weighted benchmark indexes:

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
AUSE	WisdomTree Australia Dividend Fund	20.24%	MSCI Pacific ex-Japan Value/MSCI Australia Spliced Index	21.14%	-0.90%
HEDJ	WisdomTree Europe Hedged Equity Fund	24.20%	MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index	19.71%	4.49%
EUSC	WisdomTree Europe Hedged SmallCap Equity Fund	21.62%	MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index	18.59%	3.03%

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	1

Management’s Discussion of Funds’ Performance

(unaudited) (continued)

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
EUDG	WisdomTree Europe Quality Dividend Growth Fund	6.24%	MSCI Europe Index	9.76%	-3.52%
DFE	WisdomTree Europe SmallCap Dividend Fund	7.97%	MSCI Europe Small Cap Index	7.37%	0.60%
DXGE	WisdomTree Germany Hedged Equity Fund	23.62%	MSCI Germany Local Currency Index	21.68%	1.94%
DXUS	WisdomTree Global ex-U.S. Hedged Dividend Fund	17.36%	MSCI AC World ex-USA Local Currency Index	17.33%	0.03%
HDRW	WisdomTree Global ex-U.S. Hedged Real Estate Fund	12.17%	Dow Jones Global ex-U.S. Select Real Estate Securities Index (USD) Hedged	2.36%	9.81%
DOO	WisdomTree International Dividend ex-Financials Fund	7.56%	MSCI EAFE Value Index	15.98%	-8.42%
DWM	WisdomTree International Equity Fund	11.75%	MSCI EAFE Index	11.67%	0.08%
IHDG	WisdomTree International Hedged Quality Dividend Growth Fund	13.26%	MSCI EAFE Local Currency Index	18.00%	-4.74%
DTH	WisdomTree International High Dividend Fund	12.09%	MSCI EAFE Value Index	15.98%	-3.89%
DOL	WisdomTree International LargeCap Dividend Fund	11.79%	MSCI EAFE Index	11.67%	0.12%
DIM	WisdomTree International MidCap Dividend Fund	10.34%	MSCI EAFE Mid Cap Index	9.33%	1.01%
IQDG	WisdomTree International Quality Dividend Growth Fund*	7.12%	MSCI EAFE Index*	14.63%	-7.51%
DLS	WisdomTree International SmallCap Dividend Fund	14.24%	MSCI EAFE Small Cap Index	10.99%	3.25%
DXJC	WisdomTree Japan Hedged Capital Goods Fund	20.06%	MSCI Japan Local Currency Index	13.46%	6.60%
DXJ	WisdomTree Japan Hedged Equity Fund	17.45%	MSCI Japan/MSCI Japan Local Currency Spliced Index	13.46%	3.99%
DXJF	WisdomTree Japan Hedged Financials Fund	20.99%	MSCI Japan Local Currency Index	13.46%	7.53%
DXJH	WisdomTree Japan Hedged Health Care Fund	0.79%	MSCI Japan Local Currency Index	13.46%	-12.67%
JHDG	WisdomTree Japan Hedged Quality Dividend Growth Fund	12.60%	JPX Nikkei 400 Local Currency Index	13.25%	-0.65%
DXJR	WisdomTree Japan Hedged Real Estate Fund	-0.02%	MSCI Japan Local Currency Index	13.46%	-13.48%
DXJS	WisdomTree Japan Hedged SmallCap Equity Fund	21.64%	MSCI Japan Small Cap Local Currency Index	15.66%	5.98%
DFJ	WisdomTree Japan SmallCap Dividend Fund	22.43%	MSCI Japan Small Cap Index	16.66%	5.77%
DXPS	WisdomTree United Kingdom Hedged Equity Fund	24.74%	MSCI United Kingdom Local Currency Index	23.50%	1.24%
*	Since the Fund had less than one year of operating history, the returns shown are cumulative returns since the inception date of the Fund.

WisdomTree’s international dividend-weighted funds are designed to track indexes based on the dividend stream generated by the companies included in the index. The dividend stream is defined as the sum of all dividends paid over the prior 12 months for each company. The first is aggregate exposure to one or more sectors or countries. The second is stock selection within each sector or country. Both of these are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the Index rebalancing dates based on the dividend stream.

WisdomTree’s best performing fund for the full period was the WisdomTree United Kingdom Hedged Equity Fund (DXPS), returning 24.74% over the period. This strategy was able to outperform its benchmark, the MSCI United Kingdom Local Currency Index

2	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Management’s Discussion of Funds’ Performance

(unaudited) (concluded)

by 1.24%. This outperformance is attributed to the exporter tilt on the Fund’s portfolio. These exporters were better positioned to take advantage of the tailwinds of a weaker British pound in conjunction with the nation’s vote to leave the European Union. Another relative outperformer was the WisdomTree Europe Hedged Equity Fund (HEDJ) which also benefited from an export tilt on the portfolio as the Euro fell throughout the period.

A number of WisdomTree small-cap strategies performed favorably over the period with the WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) and WisdomTree Europe Hedged SmallCap Equity Fund (EUSC) both outperforming their respective benchmarks by 5.98% and 3.03%, respectively. Small-cap equities came into focus for these domiciles as the fears of recession and economic slowdowns from the early parts of the period gave way to renewed emphasis on reflation and economic growth. Given the volatile environment for equities over the period, the fundamental screens for “return on equity” and “return on assets” helped these funds outperform.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see pages 29 through 32 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	3

Performance Summary (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Financials	25.6%
Materials	21.9%
Consumer Discretionary	13.4%
Industrials	9.8%
Consumer Staples	9.3%
Health Care	7.5%
Energy	3.9%
Information Technology	3.8%
Telecommunication Services	2.3%
Utilities	2.0%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
National Australia Bank Ltd.	3.8%
Rio Tinto Ltd.	3.7%
Australia & New Zealand Banking Group Ltd.	3.6%
Orica Ltd.	3.1%
Alumina Ltd.	3.1%
BHP Billiton Ltd.	2.9%
Westpac Banking Corp.	2.9%
Woodside Petroleum Ltd.	2.7%
Macquarie Group Ltd.	2.7%
Aurizon Holdings Ltd.	2.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Australia Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.

The Fund returned 20.24% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited from its investment in Materials, which contributed positively to performance. The Fund’s position in Telecommunication Services contributed to be a drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	20.24%	0.78%	4.16%	3.70%	6.55%
Fund Market Price Returns	21.74%	0.85%	4.12%	3.65%	6.56%
WisdomTree Pacific ex-Japan Equity Income/Australia Dividend Spliced Index[2]	20.98%	1.24%	4.52%	4.15%	7.05%
MSCI Pacific ex-Japan Value/MSCI Australia Spliced Index[3]	21.14%	0.52%	4.65%	3.48%	6.01%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Pacific ex-Japan Equity Index through June 17, 2011; WisdomTree Australia Dividend Index thereafter.
[3]	MSCI Pacific ex-Japan Value Index through June 17, 2011; MSCI Australia Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Industrials	18.7%
Consumer Discretionary	17.9%
Consumer Staples	16.2%
Financials	14.2%
Health Care	9.3%
Materials	8.4%
Information Technology	8.1%
Telecommunication Services	5.8%
Energy	1.1%
Utilities	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Telefonica S.A.	5.8%
Banco Bilbao Vizcaya Argentaria S.A.	5.5%
Siemens AG, Registered Shares	4.8%
Banco Santander S.A.	4.7%
Daimler AG, Registered Shares	4.4%
Sanofi	4.3%
Anheuser-Busch InBev S.A.	4.2%
Unilever N.V., CVA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.0%
Bayer AG, Registered Shares	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index.

The Fund returned 24.20% for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited from its investment in Spain, which had positive returns. The Fund’s position in Belgium detracted from performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset euro currency exposure from positions in European equities. The Fund’s use of forward foreign currency contracts contributed positively to Fund performance as a result of the U.S. dollar strengthening against the euro during the fiscal year. The Fund also utilized equity futures contracts on a temporary basis during the fiscal year to obtain market exposure consistent with the Fund’s investment objective as part of the Fund’s annual portfolio rebalance. The Fund’s use of equity futures contracts contributed positively to Fund performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	24.20%	9.89%	12.25%	8.40%
Fund Market Price Returns	24.75%	9.80%	11.86%	8.42%
WisdomTree DEFA International Hedged Equity/Europe Hedged Equity Spliced Index[2]	25.06%	10.35%	12.74%	8.93%
MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index[3]	19.71%	7.60%	10.96%	7.65%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 31, 2009.
[2]	WisdomTree DEFA International Hedged Equity Index through August 29, 2012; WisdomTree Europe Hedged Equity Index thereafter.
[3]	MSCI EAFE Local Currency Index through August 29, 2012; MSCI EMU Local Currency Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	5

Performance Summary (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Industrials	23.7%
Consumer Discretionary	17.8%
Financials	17.3%
Materials	9.0%
Consumer Staples	6.2%
Utilities	6.1%
Health Care	4.9%
Information Technology	4.9%
Energy	3.7%
Real Estate	3.5%
Telecommunication Services	2.9%
Other Assets less Liabilities‡	-0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
UnipolSai Assicurazioni SpA	2.4%
Eutelsat Communications S.A.	1.9%
Hugo Boss AG	1.8%
Edenred	1.4%
Nokian Renkaat Oyj	1.4%
Freenet AG	1.4%
bpost S.A.	1.4%
Lagardere SCA	1.3%
K+S AG, Registered Shares	1.3%
Boskalis Westminster	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged SmallCap Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged SmallCap Equity Index.

The Fund returned 21.62% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited from its investment in France while its position in Ireland detracted from performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset euro currency exposure from positions in European equities. The Fund’s use of forward foreign currency contracts contributed positively to Fund performance as a result of the U.S. dollar strengthening against the euro during the fiscal year.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	21.62%	10.07%
Fund Market Price Returns	21.71%	9.55%
WisdomTree Europe Hedged SmallCap Equity Index	22.48%	10.47%
MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index	18.59%	9.34%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 4, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Industrials	21.0%
Consumer Staples	19.7%
Consumer Discretionary	19.0%
Health Care	15.7%
Information Technology	7.9%
Telecommunication Services	6.1%
Materials	5.1%
Financials	2.8%
Real Estate	1.2%
Utilities	0.7%
Energy	0.4%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Roche Holding AG, Genusschein	5.2%
British American Tobacco PLC	5.0%
Deutsche Telekom AG, Registered Shares	4.3%
Bayer AG, Registered Shares	3.9%
Unilever N.V., CVA	3.7%
Diageo PLC	3.1%
SAP SE	2.9%
LVMH Moet Hennessy Louis Vuitton SE	2.8%
Unilever PLC	2.3%
Industria de Diseno Textil S.A.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index.

The Fund returned 6.24% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in Germany contributed to performance while its position in Denmark detracted from performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	6.24%	-0.81%
Fund Market Price Returns	6.95%	-0.90%
WisdomTree Europe Quality Dividend Growth Index	6.53%	-0.37%
MSCI Europe Index	9.76%	-2.41%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	7

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Industrials	25.9%
Consumer Discretionary	14.9%
Financials	14.1%
Information Technology	10.4%
Materials	9.3%
Energy	6.1%
Real Estate	5.7%
Consumer Staples	5.3%
Utilities	3.9%
Health Care	2.6%
Telecommunication Services	1.0%
Investment Company	0.5%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Saras SpA	2.0%
Neopost S.A.	1.5%
Euronav N.V.	1.4%
Vedanta Resources PLC	1.1%
Tecnicas Reunidas S.A.	1.1%
Cembra Money Bank AG	1.0%
GAM Holding AG	1.0%
Modern Times Group MTG AB, Class B	1.0%
Tod’s SpA	0.9%
Anima Holding SpA	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The Fund returned 7.97% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in France contributed to performance while its position in United Kingdom created a drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	7.97%	1.40%	12.78%	3.04%	6.08%
Fund Market Price Returns	8.24%	1.32%	12.59%	2.99%	5.96%
WisdomTree Europe SmallCap Dividend Index	8.52%	2.37%	13.72%	3.60%	6.63%
MSCI Europe Small Cap Index	7.37%	1.22%	10.78%	3.28%	6.12%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Consumer Discretionary	20.3%
Industrials	19.5%
Materials	17.4%
Financials	15.9%
Health Care	8.9%
Information Technology	6.2%
Telecommunication Services	5.3%
Consumer Staples	3.9%
Utilities	2.2%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Siemens AG, Registered Shares	6.7%
BASF SE	6.6%
Allianz SE, Registered Shares	6.4%
Daimler AG, Registered Shares	5.9%
Bayer AG, Registered Shares	5.6%
Bayerische Motoren Werke AG	5.5%
Deutsche Telekom AG, Registered Shares	5.3%
SAP SE	4.7%
Muenchener Rueckversicherungs – Gesellschaft AG, Registered Shares	4.1%
Deutsche Post AG, Registered Shares	3.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Germany Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Hedged Equity Index.

The Fund returned 23.62% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in Materials contributed positively to performance while its position in Utilities contributed least positively to performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset euro currency exposure from positions in German equities. The Fund’s use of forward foreign currency contracts contributed positively to Fund performance as a result of the U.S. dollar strengthening against the euro during the fiscal year.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	23.62%	9.37%	10.49%
Fund Market Price Returns	24.48%	9.36%	10.24%
WisdomTree Germany Hedged Equity Index	23.97%	9.55%	10.71%
MSCI Germany Local Currency Index	21.68%	8.18%	9.55%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 17, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	9

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Financials	24.5%
Consumer Discretionary	10.8%
Industrials	10.5%
Consumer Staples	9.0%
Energy	8.9%
Telecommunication Services	8.2%
Health Care	7.8%
Information Technology	6.2%
Materials	6.0%
Utilities	3.9%
Investment Company	1.8%
Real Estate	1.8%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
iPath MSCI India Index ETN	1.8%
Toyota Motor Corp.	1.6%
Nestle S.A., Registered Shares	1.3%
Royal Dutch Shell PLC, Class A	1.2%
HSBC Holdings PLC	1.2%
Novartis AG, Registered Shares	1.2%
BP PLC	1.1%
Roche Holding AG, Genusschein	1.1%
Samsung Electronics Co., Ltd.	1.0%
China Construction Bank Corp., Class H	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Hedged Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Hedged Dividend Index.

The Fund returned 17.36% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited from its investment in Japan while its position in Denmark detracted from performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset applicable international currency exposure from positions in international equities. The Fund’s use of forward foreign currency contracts contributed positively to performance as a result of the overall appreciation in the U.S. dollar against applicable international currencies during the fiscal year.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.44%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	17.36%	1.77%
Fund Market Price Returns	17.81%	1.81%
WisdomTree Global ex-U.S. Hedged Dividend Index	17.64%	2.17%
MSCI AC World ex-USA Local Currency Index	17.33%	1.89%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 4, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

Industry Breakdown† as of 3/31/17

Industry	% of Net Assets
Real Estate Management & Development	55.1%
Equity Real Estate Investment Trusts (REITs)	44.3%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Sun Hung Kai Properties Ltd.	3.4%
China Evergrande Group	2.8%
Wharf Holdings Ltd. (The)	2.7%
Unibail-Rodamco SE	2.4%
China Overseas Land & Investment Ltd.	2.4%
Country Garden Holdings Co., Ltd.	2.3%
Scentre Group	2.2%
Daiwa House Industry Co., Ltd.	1.7%
Link REIT	1.6%
Henderson Land Development Co., Ltd.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Hedged Real Estate Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Hedged Real Estate Index.

The Fund returned 12.17% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in Hong Kong contributed positively to performance while its position in United Kingdom contributed most negatively to performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset applicable international currency exposure from positions in international equities. The Fund’s use of forward foreign currency contracts contributed positively to performance as a result of the overall appreciation in the U.S. dollar against applicable international currencies during the fiscal year.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s net and gross annual expense ratios were 0.43% and 0.58%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	12.17%	7.59%
Fund Market Price Returns	12.31%	7.65%
WisdomTree Global ex-U.S. Hedged Real Estate Index	12.59%	7.95%
Dow Jones Global ex-U.S. Select Real Estate Securities Index (USD) Hedged	2.36%	0.37%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on October 29, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	11

Performance Summary (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Materials	14.2%
Energy	13.6%
Consumer Discretionary	12.2%
Telecommunication Services	12.0%
Utilities	11.9%
Industrials	10.9%
Consumer Staples	9.1%
Health Care	8.5%
Information Technology	6.8%
Investment Company	0.1%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Vivendi S.A.	3.1%
Rio Tinto PLC	2.5%
Rio Tinto Ltd.	2.2%
Telefonica S.A.	2.2%
BHP Billiton PLC	2.0%
BP PLC	2.0%
Fortum Oyj	1.9%
Repsol S.A.	1.9%
Royal Dutch Shell PLC, Class A	1.8%
BHP Billiton Ltd.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Dividend ex-Financials Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

The Fund returned 7.56% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited from its investment in Australia, which contributed positively to performance. The Fund’s position in the Sweden detracted from performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	7.56%	-3.17%	3.36%	-0.27%	2.48%
Fund Market Price Returns	8.19%	-3.08%	3.28%	-0.35%	2.40%
WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index[2]	7.93%	-2.83%	3.61%	-0.14%	2.68%
MSCI EAFE Value Index	15.98%	-0.61%	5.56%	0.05%	2.28%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International Equity Fund (DWM)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Financials	24.5%
Industrials	12.8%
Consumer Discretionary	12.0%
Consumer Staples	9.0%
Energy	8.2%
Health Care	7.9%
Telecommunication Services	6.9%
Materials	6.9%
Utilities	4.6%
Information Technology	4.0%
Real Estate	2.6%
Investment Company	0.3%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
HSBC Holdings PLC	1.9%
BP PLC	1.5%
Royal Dutch Shell PLC, Class A	1.4%
TOTAL S.A.	1.3%
Nestle S.A., Registered Shares	1.2%
China Mobile Ltd.	1.2%
Novartis AG, Registered Shares	1.1%
Toyota Motor Corp.	1.1%
GlaxoSmithKline PLC	1.1%
Royal Dutch Shell PLC, Class B	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index.

The Fund returned 11.75% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited most from its investment in Japan, which had positive performance. The Fund’s position in the Israel was a drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	11.75%	0.26%	6.04%	1.21%	3.53%
Fund Market Price Returns	12.57%	0.30%	5.93%	1.18%	3.55%
WisdomTree International Equity Index	12.15%	0.44%	6.21%	1.46%	3.85%
MSCI EAFE Index	11.67%	0.50%	5.83%	1.05%	3.11%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	13

Performance Summary (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Consumer Discretionary	20.6%
Industrials	19.6%
Consumer Staples	18.0%
Health Care	17.1%
Information Technology	9.4%
Financials	4.6%
Real Estate	4.0%
Materials	3.6%
Utilities	2.2%
Telecommunication Services	0.4%
Energy	0.3%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Unilever N.V., CVA	6.2%
British American Tobacco PLC	5.7%
Roche Holding AG, Genusschein	5.3%
Airbus SE	3.5%
LVMH Moet Hennessy Louis Vuitton SE	3.3%
Reckitt Benckiser Group PLC	2.7%
Novo Nordisk A/S, Class B	2.6%
Industria de Diseno Textil S.A.	2.6%
Roche Holding AG, Bearer Shares	2.0%
China Overseas Land & Investment Ltd.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index.

The Fund returned 13.26% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in Netherlands contributed to performance while its position in Denmark contributed negatively to performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset applicable international currency exposure from positions in international equities. The Fund’s use of forward foreign currency contracts contributed positively to performance as a result of the overall appreciation in the U.S. dollar against applicable international currencies during the fiscal year.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	13.26%	8.15%
Fund Market Price Returns	13.89%	7.95%
WisdomTree International Hedged Quality Dividend Growth Index	13.83%	8.74%
MSCI EAFE Local Currency Index	18.00%	7.44%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International High Dividend Fund (DTH)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Financials	25.2%
Energy	12.6%
Consumer Discretionary	10.9%
Industrials	10.5%
Health Care	8.1%
Telecommunication Services	8.1%
Utilities	7.8%
Materials	7.1%
Consumer Staples	4.6%
Information Technology	2.4%
Real Estate	2.0%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
BP PLC	2.7%
HSBC Holdings PLC	2.5%
Royal Dutch Shell PLC, Class A	2.5%
TOTAL S.A.	2.2%
Novartis AG, Registered Shares	2.1%
Toyota Motor Corp.	2.1%
GlaxoSmithKline PLC	2.0%
British American Tobacco PLC	1.6%
Sanofi	1.5%
Telefonica S.A.	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index.

The Fund returned 12.09% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited most from its investment in Australia, which had positive performance. The Fund’s position in Taiwan was a drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	12.09%	-1.40%	5.53%	0.27%	2.60%
Fund Market Price Returns	13.42%	-1.28%	5.46%	0.21%	2.59%
WisdomTree International High Dividend Index	12.52%	-1.02%	5.86%	0.66%	3.15%
MSCI EAFE Value Index	15.98%	-0.61%	5.56%	0.05%	2.28%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	15

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Financials	26.0%
Consumer Discretionary	10.5%
Consumer Staples	10.4%
Energy	10.2%
Health Care	9.8%
Telecommunication Services	8.9%
Industrials	8.8%
Materials	5.7%
Utilities	4.6%
Information Technology	2.7%
Real Estate	1.5%
Investment Company	0.2%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
HSBC Holdings PLC	2.7%
BP PLC	2.1%
Royal Dutch Shell PLC, Class A	1.9%
Nestle S.A., Registered Shares	1.8%
TOTAL S.A.	1.7%
Novartis AG, Registered Shares	1.6%
China Mobile Ltd.	1.6%
Toyota Motor Corp.	1.6%
Royal Dutch Shell PLC, Class B	1.5%
GlaxoSmithKline PLC	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The Fund returned 11.79% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited from its investment in United Kingdom, which contributed positively to performance. The Fund’s position in the Belgium detracted from performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	11.79%	-0.81%	5.06%	0.77%	2.90%
Fund Market Price Returns	12.57%	-0.89%	4.94%	0.69%	2.82%
WisdomTree International LargeCap Dividend Index	12.10%	-0.56%	5.37%	0.94%	3.21%
MSCI EAFE Index	11.67%	0.50%	5.83%	1.05%	3.11%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Industrials	22.2%
Financials	19.5%
Consumer Discretionary	14.7%
Materials	10.7%
Information Technology	6.1%
Utilities	6.0%
Consumer Staples	5.9%
Real Estate	5.5%
Health Care	3.1%
Energy	3.0%
Telecommunication Services	2.8%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
STMicroelectronics N.V.	0.8%
Bankia S.A.	0.7%
Bouygues S.A.	0.7%
EDP – Energias de Portugal S.A.	0.7%
CNP Assurances	0.6%
Aegon N.V.	0.5%
New World Development Co., Ltd.	0.5%
Suncorp Group Ltd.	0.5%
China Resources Power Holdings Co., Ltd.	0.5%
Mapfre S.A.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The Fund returned 10.34% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in the Japan contributed to performance while its position in United Kingdom detracted from performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	10.34%	2.79%	7.77%	2.32%	5.07%
Fund Market Price Returns	11.27%	2.87%	7.85%	2.30%	5.05%
WisdomTree International MidCap Dividend Index	10.74%	3.02%	8.10%	2.38%	5.21%
MSCI EAFE Mid Cap Index	9.33%	2.74%	7.62%	1.55%	3.97%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	17

Performance Summary (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Consumer Discretionary	20.4%
Industrials	19.4%
Consumer Staples	17.8%
Health Care	17.0%
Information Technology	9.5%
Financials	4.6%
Real Estate	4.3%
Materials	3.7%
Utilities	2.3%
Energy	0.3%
Telecommunication Services	0.3%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Unilever N.V., CVA	6.2%
British American Tobacco PLC	5.6%
Roche Holding AG, Genusschein	5.4%
Airbus SE	3.5%
LVMH Moet Hennessy Louis Vuitton SE	3.3%
Reckitt Benckiser Group PLC	2.7%
Novo Nordisk A/S, Class B	2.6%
Industria de Diseno Textil S.A.	2.4%
Roche Holding AG, Bearer Shares	2.0%
Hennes & Mauritz AB, Class B	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Quality Dividend Growth Index.

The Fund returned 7.12% at net asset value (“NAV”) from inception to March 31, 2017. The Fund’s position in Netherlands contributed positively to performance while its position in Denmark contributed most negatively to performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated April 4, 2016, the Fund’s net and gross annual expense ratios were 0.38% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 3/31/17

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	7.12%
Fund Market Price Returns	7.92%
WisdomTree International Quality Dividend Growth Index	7.62%
MSCI EAFE Index	14.63%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on April 7, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Industrials	24.5%
Consumer Discretionary	19.1%
Financials	14.5%
Materials	10.1%
Information Technology	8.8%
Consumer Staples	5.3%
Real Estate	5.3%
Health Care	3.7%
Energy	3.5%
Utilities	2.5%
Telecommunication Services	1.4%
Investment Company	0.5%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Navigator Co. S.A. (The)	0.6%
Vedanta Resources PLC	0.6%
UNIQA Insurance Group AG	0.6%
Saras SpA	0.5%
Aker ASA, Class A	0.5%
Television Broadcasts Ltd.	0.5%
Seven Group Holdings Ltd.	0.5%
Neopost S.A.	0.5%
Genesis Energy Ltd.	0.4%
Euronav N.V.	0.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The Fund returned 14.24% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in Japan contributed positively to performance while its position in United Kingdom contributed negatively to performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	14.24%	3.22%	9.44%	3.27%	5.94%
Fund Market Price Returns	14.92%	3.29%	9.43%	3.23%	5.93%
WisdomTree International SmallCap Dividend Index	14.80%	3.96%	10.05%	3.81%	6.42%
MSCI EAFE Small Cap Index	10.99%	3.60%	9.20%	3.03%	4.89%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	19

Performance Summary (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

Industry Breakdown† as of 3/31/17

Industry	% of Net Assets
Machinery	29.4%
Automobiles	27.8%
Auto Components	16.1%
Electrical Equipment	9.5%
Building Products	6.3%
Metals & Mining	6.0%
Construction & Engineering	2.3%
Chemicals	1.7%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Toyota Motor Corp.	8.5%
Honda Motor Co., Ltd.	7.0%
FANUC Corp.	5.3%
Mitsubishi Electric Corp.	4.1%
Daikin Industries Ltd.	3.8%
Bridgestone Corp.	3.5%
Nidec Corp.	3.4%
Komatsu Ltd.	3.2%
Fuji Heavy Industries Ltd.	3.1%
Denso Corp.	3.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Capital Goods Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Capital Goods Index.

The Fund returned 20.06% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in Fanuc Corporation contributed to performance while its position in Mitsubishi Motors detracted from performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the Japanese yen during the fiscal year.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	20.06%	7.26%
Fund Market Price Returns	20.69%	7.99%
WisdomTree Japan Hedged Capital Goods Index	20.36%	7.86%
MSCI Japan Local Currency Index	13.46%	9.74%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

20	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Consumer Discretionary	23.7%
Industrials	23.1%
Financials	14.0%
Information Technology	13.2%
Materials	9.6%
Health Care	8.2%
Consumer Staples	6.2%
Telecommunication Services	0.9%
Energy	0.4%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Mitsubishi UFJ Financial Group, Inc.	4.6%
Toyota Motor Corp.	4.6%
Sumitomo Mitsui Financial Group, Inc.	3.6%
Mizuho Financial Group, Inc.	3.2%
Canon, Inc.	3.1%
Japan Tobacco, Inc.	2.6%
Nissan Motor Co., Ltd.	2.6%
Honda Motor Co., Ltd.	2.5%
Takeda Pharmaceutical Co., Ltd.	2.2%
Mitsui & Co., Ltd.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.

The Fund returned 17.45% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited the most from its investment in Industrials. The Fund’s position in Consumer Staples contributed negatively to performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the Japanese yen during the fiscal year.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	17.45%	8.61%	11.61%	1.87%	2.92%
Fund Market Price Returns	18.42%	8.85%	11.45%	1.89%	3.02%
WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index[2]	18.50%	9.61%	12.33%	2.17%	3.26%
MSCI Japan/MSCI Japan Local Currency Spliced Index[3]	13.46%	8.85%	13.50%	2.36%	3.33%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Japan Dividend Index through March 31, 2010; WisdomTree Japan Hedged Equity Index thereafter.
[3]	MSCI Japan Index through March 31, 2010; MSCI Japan Local Currency Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	21

Performance Summary (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

Industry Breakdown† as of 3/31/17

Industry	% of Net Assets
Banks	58.1%
Insurance	24.9%
Capital Markets	10.3%
Consumer Finance	2.8%
Diversified Financial Services	1.9%
Professional Services	0.5%
Other Assets less Liabilities‡	1.5%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Mitsubishi UFJ Financial Group, Inc.	14.2%
Sumitomo Mitsui Financial Group, Inc.	12.4%
Tokio Marine Holdings, Inc.	7.4%
Dai-ichi Life Holdings, Inc.	5.0%
Nomura Holdings, Inc.	4.4%
MS&AD Insurance Group Holdings, Inc.	3.9%
Mizuho Financial Group, Inc.	3.8%
Sompo Holdings, Inc.	3.7%
Sumitomo Mitsui Trust Holdings, Inc.	3.2%
Resona Holdings, Inc.	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Financials Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Financials Index.

The Fund returned 20.99% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in Mitsubishi UFJ Financial Group contributed to performance while its position in Seven Bank detracted from performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the Japanese yen during the fiscal year.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	20.99%	4.90%
Fund Market Price Returns	21.81%	5.62%
WisdomTree Japan Hedged Financials Index	20.71%	5.81%
MSCI Japan Local Currency Index	13.46%	9.74%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

22	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

Industry Breakdown†  as of 3/31/17

Industry	% of Net Assets
Pharmaceuticals	64.1%
Health Care Equipment & Supplies	21.9%
Food & Staples Retailing	5.6%
Health Care Providers & Services	5.4%
Health Care Technology	1.6%
Biotechnology	0.8%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Takeda Pharmaceutical Co., Ltd.	10.7%
Astellas Pharma, Inc.	9.0%
Otsuka Holdings Co., Ltd.	8.7%
Hoya Corp.	6.6%
Daiichi Sankyo Co., Ltd.	5.2%
Eisai Co., Ltd.	5.0%
Shionogi & Co., Ltd.	4.9%
Terumo Corp.	4.3%
Ono Pharmaceutical Co., Ltd.	3.9%
Olympus Corp.	3.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Health Care Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Health Care Index.

The Fund returned 0.79% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in Otsuka Holdings contributed to performance while its position in ONO Pharmaceutical detracted from performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the Japanese yen during the fiscal year.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	0.79%	16.75%
Fund Market Price Returns	1.34%	17.50%
WisdomTree Japan Hedged Health Care Index	1.27%	17.43%
MSCI Japan Local Currency Index	13.46%	9.74%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	23

Performance Summary (unaudited)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Consumer Discretionary	25.3%
Industrials	20.1%
Information Technology	15.1%
Telecommunication Services	12.4%
Consumer Staples	8.8%
Materials	7.5%
Health Care	6.0%
Real Estate	2.2%
Financials	1.3%
Utilities	0.2%
Energy	0.1%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Toyota Motor Corp.	4.5%
NTT DOCOMO, Inc.	4.2%
Nippon Telegraph & Telephone Corp.	4.1%
Canon, Inc.	3.8%
Japan Tobacco, Inc.	3.3%
Nissan Motor Co., Ltd.	3.0%
KDDI Corp.	3.0%
Honda Motor Co., Ltd.	2.9%
FANUC Corp.	2.3%
Denso Corp.	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Quality Dividend Growth Index.

The Fund returned 12.60% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited from its investment in Industrials while its position in Consumer Staples detracted from performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the Japanese yen during the fiscal year.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	12.60%	-0.31%
Fund Market Price Returns	13.11%	-0.31%
WisdomTree Japan Hedged Quality Dividend Growth Index	12.95%	0.16%
JPX-Nikkei 400 Local Currency Index	13.25%	-1.72%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 9, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

24	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

Industry Breakdown† as of 3/31/17

Industry	% of Net Assets
Real Estate Management & Development	35.1%
Equity Real Estate Investment Trusts (REITs)	31.1%
Construction & Engineering	14.2%
Household Durables	9.3%
Building Products	5.4%
Construction Materials	1.9%
Transportation Infrastructure	1.5%
Other Assets less Liabilities‡	1.5%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Mitsubishi Estate Co., Ltd.	8.4%
Mitsui Fudosan Co., Ltd.	6.7%
Daiwa House Industry Co., Ltd.	6.0%
Sumitomo Realty & Development Co., Ltd.	3.9%
Sekisui House Ltd.	3.3%
Daito Trust Construction Co., Ltd.	3.3%
Taisei Corp.	2.7%
Nippon Building Fund, Inc.	2.5%
Sekisui Chemical Co., Ltd.	2.4%
LIXIL Group Corp.	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Real Estate Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Real Estate Index.

The Fund returned -0.02% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in Sekisui Chemical contributed to performance while its position in Mitsui Fudosan detracted from performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the Japanese yen during the fiscal year.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-0.02%	6.27%
Fund Market Price Returns	-0.68%	6.59%
WisdomTree Japan Hedged Real Estate Index	0.62%	7.06%
MSCI Japan Local Currency Index	13.46%	9.74%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	25

Performance Summary (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Industrials	24.8%
Consumer Discretionary	20.9%
Financials	13.3%
Materials	13.0%
Information Technology	12.8%
Consumer Staples	5.5%
Health Care	4.4%
Real Estate	1.8%
Utilities	1.1%
Energy	1.0%
Other Assets less Liabilities‡	1.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Mitsubishi Gas Chemical Co., Inc.	0.8%
SBI Holdings, Inc.	0.8%
Sumco Corp.	0.8%
Benesse Holdings, Inc.	0.7%
DIC Corp.	0.7%
Yokohama Rubber Co., Ltd. (The)	0.7%
Itochu Techno-Solutions Corp.	0.6%
Matsui Securities Co., Ltd.	0.6%
Nippon Electric Glass Co., Ltd.	0.6%
Hachijuni Bank Ltd. (The)	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged SmallCap Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index.

The Fund returned 21.64% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited from its position in Industrials. The Fund’s position in Utilities contributed negatively to performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the Japanese yen during the fiscal year.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	21.64%	13.76%	14.06%
Fund Market Price Returns	22.63%	13.95%	13.91%
WisdomTree Japan Hedged SmallCap Equity Index	22.48%	14.65%	15.13%
MSCI Japan Small Cap Local Currency Index	15.66%	13.42%	14.19%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

26	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Industrials	25.0%
Consumer Discretionary	21.0%
Financials	13.5%
Materials	13.1%
Information Technology	12.6%
Consumer Staples	5.5%
Health Care	4.3%
Real Estate	1.8%
Utilities	1.1%
Energy	1.0%
Investment Company	0.0%	*
Other Assets less Liabilities‡	1.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Mitsubishi Gas Chemical Co., Inc.	0.8%
SBI Holdings, Inc.	0.8%
Sumco Corp.	0.8%
Benesse Holdings, Inc.	0.7%
Yokohama Rubber Co., Ltd. (The)	0.7%
DIC Corp.	0.6%
Toyoda Gosei Co., Ltd.	0.6%
Itochu Techno-Solutions Corp.	0.6%
Hachijuni Bank Ltd. (The)	0.6%
Matsui Securities Co., Ltd.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The Fund returned 22.43% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited most from its investments in Industrials. The Fund’s position in Utilities contributed negatively to performance. During the fiscal year, the Fund utilized equity futures contracts on a temporary basis to obtain market exposure consistent with the Fund’s investment objective as part of the Fund’s annual portfolio rebalance. The Fund’s use of equity futures contracts contributed positively to Fund performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	22.43%	11.45%	9.92%	4.25%	4.25%
Fund Market Price Returns	23.36%	11.76%	9.92%	4.27%	4.41%
WisdomTree Japan SmallCap Dividend Index	23.65%	11.80%	10.54%	4.92%	4.93%
MSCI Japan Small Cap Index	16.66%	10.48%	9.90%	3.36%	3.05%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	27

Performance Summary (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Consumer Staples	17.4%
Financials	17.1%
Energy	16.1%
Health Care	11.0%
Materials	11.0%
Industrials	7.9%
Consumer Discretionary	7.1%
Telecommunication Services	5.9%
Utilities	4.4%
Information Technology	1.1%
Real Estate	0.7%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Rio Tinto PLC	6.0%
British American Tobacco PLC	5.4%
AstraZeneca PLC	5.4%
BP PLC	5.3%
Royal Dutch Shell PLC, Class B	5.2%
Royal Dutch Shell PLC, Class A	5.2%
GlaxoSmithKline PLC	5.0%
HSBC Holdings PLC	4.8%
Vodafone Group PLC	4.3%
Diageo PLC	3.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree United Kingdom Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree United Kingdom Hedged Equity Index.

The Fund returned 24.74% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited from its position in Materials. The Fund’s position in Telecommunication Services contributed negatively to performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset British pound currency exposure from positions in United Kingdom equities. The Fund’s use of forward foreign currency contracts contributed positively to performance as a result of the U.S. dollar strengthening against the British pound during the fiscal year.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	24.74%	7.40%	8.42%
Fund Market Price Returns	24.72%	7.24%	7.93%
WisdomTree United Kingdom Hedged Equity Index	25.78%	8.14%	9.17%
MSCI United Kingdom Local Currency Index	23.50%	7.25%	8.09%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

28	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones Global ex-U.S. Select Real Estate Securities Index (USD) Hedged is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S. The USD-hedged version of this index is designed to hedge against U.S. dollar risk.

The JPX-Nikkei 400 Local Currency Index is a free-float adjusted market capitalization index composed of Japanese companies whose main market is the TSE First Section, Second Section, Mothers or JASDAQ market (in principal), calculated in local currency.

The MSCI AC World ex-USA Local Currency Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States, in local currency.

The MSCI Australia Index is comprised of large- and mid-capitalization segments of the Australia market.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada which is calculated in local currency.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets excluding the U.S. & Canada.

The MSCI EAFE Small Cap Index is comprised of small-capitalization stocks in the MSCI EAFE Index.

The MSCI EAFE Value Index is comprised of value stocks in the MSCI EAFE Index.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-cap stocks within 15 developed market European countries.

The MSCI Europe Small Cap Index is comprised of small-capitalization stocks in the MSCI Europe Index.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap stocks from developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI Germany Local Currency Index is a capitalization weighted index that measures the performance of the Germany equity market and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

The MSCI Japan Small Cap Index is comprised of small cap stocks in the MSCI Japan Index.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	29

Description of Indexes (unaudited) (continued)

The MSCI Japan Small Cap Local Currency Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan and calculated in local currency.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The MSCI Pacific ex-Japan Value Index is comprised of value stocks in the MSCI Pacific ex-Japan Index.

The MSCI United Kingdom Local Currency Index is a capitalization weighted index that measures the performance of the British equity market and provides local currency returns, which are not translated back to U.S. dollars.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The WisdomTree Australia Dividend Index is comprised of dividend-paying companies incorporated in Australia.

The WisdomTree DEFA International Hedged Equity Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to neutralize exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree International Equity Index.

The WisdomTree Europe Hedged Equity Index is designed to provide exposure to European equities while at the same time neutralizing exposure to fluctuations between the Euro and the U.S. dollar.

The WisdomTree Europe Hedged SmallCap Equity Index is a dividend weighted index designed to provide exposure to small cap equity securities within Europe, while at the same time neutralizing exposure to fluctuations between the value of the Euro and the U.S. dollar.

The WisdomTree Europe Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index.

The WisdomTree Europe SmallCap Dividend Index is comprised of the small-capitalization segment of the European dividend-paying market.

The WisdomTree Germany Hedged Equity Index is designed to provide exposure to Germany equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to the U.S. dollar. In this sense, the Index “hedges” against fluctuations in the relative value of the Euro against the U.S. dollar.

The WisdomTree Global ex-U.S. Hedged Dividend Index measures the performance of dividend-paying companies in the developed and emerging markets outside of the United States while at the same time neutralizing exposure to fluctuations of foreign currency movements relative to the U.S. dollar.

The WisdomTree Global ex-U.S. Hedged Real Estate Index is a fundamentally weighted index that measures the performance of companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Real Estate.”

The WisdomTree International Dividend ex-Financials Index is comprised of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International Equity Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States.

30	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Description of Indexes (unaudited) (continued)

The WisdomTree International Hedged Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar.

The WisdomTree International High Dividend Index is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Quality Dividend Growth Index is a fundamentally weighted index designed to provide exposure to dividend paying developed market companies.

The WisdomTree International SmallCap Dividend Index is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Japan Dividend Index is comprised of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree International Equity Index.

The WisdomTree Japan Hedged Capital Goods Index is designed to provide exposure to Japanese capital goods companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar. This index is based on the WisdomTree Japan Dividend Index.

The WisdomTree Japan Hedged Financials Index is designed to provide exposure to Japanese financial companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged Health Care Index is designed to provide exposure to Japanese health care companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

WisdomTree Japan Hedged Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged Real Estate Index is designed to provide exposure to Japanese real estate companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged SmallCap Equity Index is designed to provide exposure to the small-capitalization segment of the Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small-capitalization companies in Japan.

The WisdomTree Pacific ex-Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree United Kingdom Hedged Equity Index is designed to provide exposure to United Kingdom equity markets while at the same time neutralizing exposure to fluctuations of the British Pound movements relative to the U.S. dollar.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	31

Description of Indexes (unaudited) (concluded)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

32	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 10/1/16 to 3/31/17” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	33

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Annualized Expense Ratio Based on the Period 10/1/16 to 3/31/17	Expenses Paid During the Period† 10/1/16 to 3/31/17
WisdomTree Australia Dividend Fund
Actual	$1,000.00	$1,082.40	0.58%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Europe Hedged Equity Fund
Actual	$1,000.00	$1,173.80	0.58%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Europe Hedged SmallCap Equity Fund
Actual	$1,000.00	$1,169.00	0.58%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Europe Quality Dividend Growth Fund
Actual	$1,000.00	$1,049.90	0.58%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$1,075.90	0.58%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Germany Hedged Equity Fund
Actual	$1,000.00	$1,160.70	0.48%	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree Global ex-U.S. Hedged Dividend Fund
Actual	$1,000.00	$1,109.90	0.44%	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.44%	$2.22
WisdomTree Global ex-U.S. Hedged Real Estate Fund
Actual	$1,000.00	$1,033.90	0.43%[1]	$2.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.43%[1]	$2.17
WisdomTree International Dividend ex-Financials Fund
Actual	$1,000.00	$1,037.50	0.58%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Equity Fund
Actual	$1,000.00	$1,068.40	0.48%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree International Hedged Quality Dividend Growth Fund
Actual	$1,000.00	$1,090.80	0.58%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International High Dividend Fund
Actual	$1,000.00	$1,076.50	0.58%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$1,065.70	0.48%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$1,075.80	0.58%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Quality Dividend Growth Fund
Actual	$1,000.00	$1,037.00	0.38%[2]	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%[2]	$1.92

34	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Annualized Expense Ratio Based on the Period 10/1/16 to 3/31/17	Expenses Paid During the Period† 10/1/16 to 3/31/17
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$1,077.20	0.58%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Japan Hedged Capital Goods Fund
Actual	$1,000.00	$1,200.70	0.48%	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree Japan Hedged Equity Fund
Actual	$1,000.00	$1,195.50	0.48%	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree Japan Hedged Financials Fund
Actual	$1,000.00	$1,250.30	0.48%	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree Japan Hedged Health Care Fund
Actual	$1,000.00	$1,041.70	0.48%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree Japan Hedged Quality Dividend Growth Fund
Actual	$1,000.00	$1,143.00	0.43%[1]	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.43%[1]	$2.17
WisdomTree Japan Hedged Real Estate Fund
Actual	$1,000.00	$1,064.80	0.48%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree Japan Hedged SmallCap Equity Fund
Actual	$1,000.00	$1,210.40	0.58%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$1,096.50	0.58%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree United Kingdom Hedged Equity Fund
Actual	$1,000.00	$1,081.70	0.48%	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period).

[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[2]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through July 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	35

Schedule of Investments

WisdomTree Australia Dividend Fund (AUSE)

March 31, 2017

Investments	Shares	Value

COMMON STOCKS – 99.5%
Australia – 99.5%
Banks – 12.8%
Australia & New Zealand Banking Group Ltd.	54,324	$1,318,654
Commonwealth Bank of Australia	13,817	905,518
National Australia Bank Ltd.	54,058	1,374,879
Westpac Banking Corp.	39,521	1,057,010

Total Banks		4,656,061
Beverages – 3.2%
Coca-Cola Amatil Ltd.	108,928	899,096
Treasury Wine Estates Ltd.	28,188	262,984

Total Beverages		1,162,080
Biotechnology – 0.8%
CSL Ltd.	2,510	239,976
Sirtex Medical Ltd.	4,189	57,201

Total Biotechnology		297,177
Capital Markets – 3.6%
IRESS Ltd.	39,283	350,914
Macquarie Group Ltd.	13,974	961,538

Total Capital Markets		1,312,452
Chemicals – 4.7%
Incitec Pivot Ltd.	190,290	545,812
Orica Ltd.	84,901	1,139,894

Total Chemicals		1,685,706
Commercial Services & Supplies – 2.7%
Brambles Ltd.	34,191	243,872
Downer EDI Ltd.(a)	165,742	732,066

Total Commercial Services & Supplies		975,938
Construction & Engineering – 1.0%
CIMIC Group Ltd.	13,451	368,681
Construction Materials – 2.6%
Adelaide Brighton Ltd.	118,849	514,971
Boral Ltd.	98,188	437,432

Total Construction Materials		952,403
Containers & Packaging – 1.5%
Amcor Ltd.	45,901	527,334
Diversified Financial Services – 1.9%
AMP Ltd.	176,468	697,324
Diversified Telecommunication Services – 2.3%
Telstra Corp., Ltd.	196,041	696,903
TPG Telecom Ltd.	16,921	89,970
Vocus Group Ltd.(a)	19,012	62,654

Total Diversified Telecommunication Services		849,527
Food & Staples Retailing – 4.9%
Wesfarmers Ltd.	23,533	809,103
Woolworths Ltd.	47,052	951,181

Total Food & Staples Retailing		1,760,284
Food Products – 0.5%
GrainCorp Ltd. Class A	24,805	172,005

Health Care Equipment & Supplies – 2.4%
Ansell Ltd.	31,379	$576,175
Cochlear Ltd.	2,774	286,166

Total Health Care Equipment & Supplies		862,341
Health Care Providers & Services – 4.3%
Healthscope Ltd.	165,714	286,962
Primary Health Care Ltd.	208,468	567,736
Ramsay Health Care Ltd.	3,938	209,957
Sonic Healthcare Ltd.	28,929	488,155

Total Health Care Providers & Services		1,552,810
Hotels, Restaurants & Leisure – 9.7%
Aristocrat Leisure Ltd.	21,626	296,458
Crown Resorts Ltd.	71,548	644,594
Domino’s Pizza Enterprises Ltd.(a)	2,537	112,483
Flight Centre Travel Group Ltd.(a)	29,770	655,866
Star Entertainment Grp Ltd. (The)	69,166	288,615
Tabcorp Holdings Ltd.	219,107	793,942
Tatts Group Ltd.	213,552	721,683

Total Hotels, Restaurants & Leisure		3,513,641
Insurance – 7.2%
Insurance Australia Group Ltd.	162,192	748,555
Medibank Pvt Ltd.	195,830	421,277
QBE Insurance Group Ltd.	64,912	638,288
Suncorp Group Ltd.	81,370	819,986

Total Insurance		2,628,106
Internet Software & Services – 1.0%
carsales.com Ltd.	42,370	360,713
IT Services – 1.7%
Computershare Ltd.	56,809	609,314
Media – 0.6%
REA Group Ltd.	4,722	213,717
Metals & Mining – 13.2%
Alumina Ltd.(a)	832,267	1,136,462
BHP Billiton Ltd.	58,128	1,066,004
BlueScope Steel Ltd.	29,070	271,878
Fortescue Metals Group Ltd.	100,515	477,703
Mineral Resources Ltd.	60,273	494,277
Rio Tinto Ltd.	29,175	1,345,606

Total Metals & Mining		4,791,930
Multi-Utilities – 2.0%
AGL Energy Ltd.	35,935	722,881
Multiline Retail – 2.1%
Harvey Norman Holdings Ltd.(a)	217,192	750,552

Oil, Gas & Consumable Fuels – 3.9%
Caltex Australia Ltd.	20,334	457,443
Woodside Petroleum Ltd.	39,388	963,912

Total Oil, Gas & Consumable Fuels		1,421,355
Personal Products – 0.7%
Blackmores Ltd.(a)	3,029	260,043

See Notes to Financial Statements.

36	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Australia Dividend Fund (AUSE)

March 31, 2017

Investments	Shares	Value

Professional Services – 2.5%
ALS Ltd.	122,288	$572,785
Seek Ltd.	28,803	349,800

Total Professional Services		922,585
Road & Rail – 2.6%
Aurizon Holdings Ltd.	238,855	956,605
Software – 1.1%
MYOB Group Ltd.	83,502	226,770
Technology One Ltd.	46,165	180,663

Total Software		407,433
Specialty Retail – 1.1%
Premier Investments Ltd.	34,805	380,210
Transportation Infrastructure – 0.9%
Qube Holdings Ltd.(a)	165,067	322,359
TOTAL COMMON STOCKS (Cost: $33,860,657)		36,093,567
RIGHTS – 0.0%
Australia – 0.0%
Downer EDI Ltd., expiring 4/11/17* (Cost $0)	67,932	622
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.1%
United States – 7.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(b) (Cost: $2,579,667)(c)	2,579,667	2,579,667
TOTAL INVESTMENTS IN SECURITIES – 106.6% (Cost: $36,440,324)		38,673,856
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (6.6)%		(2,399,599)

NET ASSETS – 100.0%		$36,274,257

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(c)	At March 31, 2017, the total market value of the Fund’s securities on loan was $3,002,671 and the total market value of the collateral held by the Fund was $3,175,781. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $596,114.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	AUD	12,492	USD	9,550	$20

CURRENCY LEGEND

AUD – Australian dollar

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	37

Schedule of Investments

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 31, 2017

Investments	Shares	Value

COMMON STOCKS – 99.9%
Austria – 0.3%
Andritz AG	507,244	$25,436,173
Belgium – 5.5%
Anheuser-Busch InBev S.A.	3,528,461	388,330,612
Bekaert S.A.	276,959	13,586,194
Ion Beam Applications	83,120	4,559,730
Melexis N.V.	132,736	11,529,200
Solvay S.A.	553,948	67,867,996
UCB S.A.	369,089	28,702,926

Total Belgium		514,576,658
Finland – 4.8%
Amer Sports Oyj*	448,277	10,154,846
Cargotec Oyj Class B	234,879	11,656,364
Huhtamaki Oyj	343,115	12,238,733
Kemira Oyj	769,378	9,471,440
Kone Oyj Class B	2,073,055	91,261,399
Konecranes Oyj	370,179	13,184,296
Metso Oyj(a)	815,007	24,738,574
Nokia Oyj	40,234,925	216,457,238
Valmet Oyj	1,072,449	16,712,335
Wartsila Oyj Abp	793,197	42,545,431

Total Finland		448,420,656
France – 26.5%
Air Liquide S.A.	1,025,853	117,510,192
Airbus SE	2,636,956	201,175,939
Arkema S.A.	238,388	23,579,421
BioMerieux	50,479	8,565,481
Bureau Veritas S.A.	1,025,052	21,680,202
Casino Guichard Perrachon S.A.(a)	719,697	40,358,078
Christian Dior SE	418,742	97,545,071
Cie Generale des Etablissements Michelin	589,347	71,763,736
Danone S.A.	1,813,019	123,637,893
Dassault Systemes SE	204,668	17,761,755
Edenred	1,097,403	25,998,052
Essilor International S.A.	244,727	29,813,059
Hermes International	109,281	51,907,052
Imerys S.A.	75,988	6,466,887
Ingenico Group S.A.(a)	84,609	8,005,057
IPSOS	97,256	3,026,985
Kering	314,127	81,456,995
L’Oreal S.A.	1,078,456	207,796,213
Legrand S.A.	794,392	48,021,746
LVMH Moet Hennessy Louis Vuitton SE	1,254,375	276,171,712
Pernod Ricard S.A.	492,097	58,369,127
Publicis Groupe S.A.	621,277	43,530,515
Remy Cointreau S.A.(a)	157,087	15,418,492
Rubis SCA	171,612	16,862,513
Safran S.A.	1,042,635	78,093,944
Sanofi	4,410,307	399,156,102
Sartorius Stedim Biotech	52,821	3,567,639
Schneider Electric SE	2,076,943	152,454,240
SCOR SE	1,636,221	62,003,192

SEB S.A.	69,593	$9,743,301
Societe BIC S.A.	249,231	31,134,782
Sodexo S.A.	375,709	44,302,795
Tarkett S.A.	141,371	6,124,490
Technicolor S.A. Registered Shares	763,828	3,521,880
Teleperformance	124,766	13,511,147
Valeo S.A.	694,750	46,389,834
Zodiac Aerospace	506,719	12,708,988

Total France		2,459,134,507
Germany – 25.6%
adidas AG	310,238	59,162,602
Bayer AG Registered Shares	2,341,458	270,590,206
Bayerische Motoren Werke AG	2,708,565	247,717,734
Brenntag AG	285,737	16,059,800
Continental AG(a)	442,223	97,197,274
Covestro AG(b)	387,829	29,932,138
Daimler AG Registered Shares	5,570,032	412,253,845
Duerr AG(a)	62,120	5,559,735
Evonik Industries AG	2,327,676	76,093,552
Fresenius Medical Care AG & Co. KGaA	333,000	28,154,449
Fresenius SE & Co. KGaA	563,539	45,403,870
GEA Group AG	407,737	17,374,023
Hannover Rueck SE	657,126	76,010,940
HeidelbergCement AG	412,557	38,724,115
Henkel AG & Co. KGaA	368,815	41,083,627
Hochtief AG	182,118	30,181,817
Infineon Technologies AG	2,022,607	41,415,967
K+S AG Registered Shares(a)	1,136,057	26,476,360
Krones AG(a)	38,834	4,367,394
KUKA AG(a)	24,812	2,682,958
LANXESS AG	262,886	17,682,757
Linde AG	424,549	70,881,297
Merck KGaA	118,023	13,481,519
MTU Aero Engines AG	79,153	10,324,050
NORMA Group SE	149,603	7,095,547
OSRAM Licht AG	218,459	13,727,098
SAP SE	2,120,650	208,623,551
Siemens AG Registered Shares	3,270,058	449,077,618
SMA Solar Technology AG(a)	30,638	775,803
Software AG	159,447	6,320,935
Symrise AG	168,712	11,248,995
Wacker Chemie AG	79,428	8,202,134

Total Germany		2,383,883,710
Ireland – 1.2%
CRH PLC	2,726,596	96,439,715
Glanbia PLC	259,271	5,020,574
Kerry Group PLC Class A	132,099	10,412,810

Total Ireland		111,873,099
Italy – 1.6%
Autogrill SpA	1,471,777	14,655,229
Brunello Cucinelli SpA(a)	152,713	3,648,884
DiaSorin SpA	139,572	9,449,372
Industria Macchine Automatiche SpA	158,329	12,920,697

See Notes to Financial Statements.

38	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 31, 2017

Investments	Shares	Value

Interpump Group SpA	419,027	$9,770,110
Luxottica Group SpA	1,130,040	62,546,801
Moncler SpA	537,166	11,795,012
Parmalat SpA	2,108,795	6,915,243
Salvatore Ferragamo SpA(a)	611,139	18,354,309

Total Italy		150,055,657
Netherlands – 9.1%
Aegon N.V.	23,217,070	118,472,556
Akzo Nobel N.V.	796,674	66,232,362
Arcadis N.V.	539,641	8,530,614
ASM International N.V.	137,580	7,742,961
ASML Holding N.V.	739,509	98,393,130
BE Semiconductor Industries N.V.	234,370	9,584,380
Boskalis Westminster	525,262	18,159,983
Corbion N.V.	231,731	6,356,057
Gemalto N.V.	96,739	5,419,610
Heineken Holding N.V.	767,943	61,248,303
Heineken N.V.	1,255,926	107,193,357
Koninklijke Ahold Delhaize N.V.	4,077,420	87,481,719
Koninklijke DSM N.V.	814,069	55,210,274
Koninklijke Philips N.V.	4,105,474	132,301,074
Koninklijke Vopak N.V.	378,331	16,539,814
SBM Offshore N.V.	604,663	9,943,275
Wolters Kluwer N.V.	844,431	35,191,662

Total Netherlands		844,001,131
Portugal – 0.6%
Galp Energia, SGPS, S.A.	3,766,583	57,306,086
Spain – 19.2%
Acerinox S.A.	1,846,395	25,919,395
ACS Actividades de Construccion y Servicios S.A.	1,994,587	68,041,914
Applus Services S.A.	729,276	8,786,665
Banco Bilbao Vizcaya Argentaria S.A.	66,303,631	515,552,211
Banco Santander S.A.(a)	71,110,532	436,943,106
Gamesa Corp. Tecnologica S.A.	350,704	8,319,614
Grifols S.A.	1,122,382	27,598,190
Mapfre S.A.	33,489,397	115,156,706
Obrascon Huarte Lain S.A.(a)	1,273,805	5,847,411
Prosegur Cia de Seguridad S.A.	2,220,273	13,393,263
Tecnicas Reunidas S.A.	336,741	13,307,956
Telefonica S.A.	48,121,424	539,644,600
Viscofan S.A.	114,359	5,927,881

Total Spain		1,784,438,912
Switzerland – 1.3%
STMicroelectronics N.V.	7,885,254	120,770,158
United Kingdom – 4.2%
CNH Industrial N.V.	4,138,817	40,017,097
Unilever N.V. CVA	6,941,683	345,757,768

Total United Kingdom		385,774,865
TOTAL COMMON STOCKS (Cost: $9,448,510,751)		9,285,671,612

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $75,811,360)(d)	75,811,360	$75,811,360
TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $9,524,322,111)		9,361,482,972
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.7)%		(61,308,551)

NET ASSETS – 100.0%		$9,300,174,421

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $75,377,643 and the total market value of the collateral held by the Fund was $79,124,770. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $3,313,410.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/3/2017	EUR	2,339,483	USD	2,500,000	$(2,193)
4/4/2017	EUR	577,335,372	USD	613,222,539	(4,266,279)
4/4/2017	EUR	494,050,946	USD	525,619,319	(2,792,673)
4/4/2017	EUR	329,541,686	USD	350,412,879	(2,048,300)
4/4/2017	EUR	247,135,114	USD	262,809,659	(1,513,604)
4/4/2017	EUR	494,181,935	USD	525,619,319	(2,932,773)
4/4/2017	EUR	494,365,534	USD	525,619,323	(3,129,137)
4/4/2017	EUR	253,922,007	USD	270,219,483	(1,362,698)
4/4/2017	EUR	494,364,135	USD	525,619,319	(3,127,645)
4/4/2017	EUR	412,619,376	USD	438,016,099	(3,300,791)
4/4/2017	EUR	495,106,873	USD	525,619,319	(3,922,040)
4/4/2017	EUR	577,789,592	USD	613,222,539	(4,752,089)
4/4/2017	EUR	412,783,471	USD	438,016,099	(3,476,298)
4/4/2017	EUR	330,074,357	USD	350,412,879	(2,618,018)
4/4/2017	EUR	411,850,031	USD	438,016,099	(2,477,938)
4/4/2017	EUR	494,086,705	USD	525,619,319	(2,830,920)
4/4/2017	EUR	577,465,853	USD	613,222,539	(4,405,835)
4/4/2017	EUR	494,316,713	USD	525,619,319	(3,076,925)
4/4/2017	EUR	411,971,275	USD	438,016,099	(2,607,614)
4/4/2017	EUR	494,085,777	USD	525,619,319	(2,829,927)
4/4/2017	USD	59,489,733	EUR	56,268,475	692,192
4/4/2017	USD	29,744,867	EUR	28,026,928	231,323
4/4/2017	USD	29,744,867	EUR	27,678,913	(140,897)
4/4/2017	USD	8,923,460	EUR	8,290,975	(55,851)
4/4/2017	USD	14,872,433	EUR	13,747,134	(169,191)
4/4/2017	USD	47,591,786	EUR	44,088,962	(436,454)
4/4/2017	USD	29,744,867	EUR	27,314,805	(530,328)
4/4/2017	USD	528,625,777	EUR	494,135,144	(123,730)
4/4/2017	USD	616,730,061	EUR	576,868,451	259,361
4/4/2017	USD	528,625,767	EUR	494,391,619	150,593
4/4/2017	USD	352,417,178	EUR	329,669,951	181,187

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	39

Schedule of Investments (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 31, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	USD	440,521,472	EUR	412,357,458	$515,283
4/4/2017	USD	528,625,767	EUR	495,014,296	816,577
4/4/2017	USD	352,417,178	EUR	329,793,354	313,172
4/4/2017	USD	440,521,472	EUR	412,396,061	556,571
4/4/2017	USD	352,417,178	EUR	330,071,348	610,501
4/4/2017	USD	440,521,472	EUR	412,705,145	887,152
4/4/2017	USD	440,521,472	EUR	412,627,831	804,460
4/4/2017	USD	528,625,767	EUR	494,967,947	767,003
4/4/2017	USD	528,625,767	EUR	494,805,791	593,570
4/4/2017	USD	528,625,767	EUR	494,736,329	519,276
4/4/2017	USD	528,625,767	EUR	494,273,742	24,517
4/4/2017	USD	440,521,472	EUR	412,473,288	639,169
4/4/2017	USD	352,417,178	EUR	329,762,495	280,167
4/4/2017	USD	440,521,472	EUR	412,666,484	845,802
4/4/2017	USD	440,521,472	EUR	411,894,784	20,431
5/3/2017	EUR	427,031,777	USD	457,307,476	(18,302)
5/3/2017	EUR	493,505,461	USD	528,625,777	110,615
5/3/2017	EUR	576,130,168	USD	616,730,061	(271,276)
5/3/2017	EUR	493,761,283	USD	528,625,767	(163,365)
5/3/2017	EUR	329,246,458	USD	352,417,178	(186,307)
5/3/2017	EUR	494,380,060	USD	528,625,767	(826,039)
5/3/2017	EUR	411,863,977	USD	440,521,472	(560,489)
5/3/2017	EUR	329,371,083	USD	352,417,178	(319,773)
5/3/2017	EUR	411,829,323	USD	440,521,472	(523,377)
5/3/2017	EUR	329,647,749	USD	352,417,178	(616,065)
5/3/2017	EUR	412,174,192	USD	440,521,472	(892,711)
5/3/2017	EUR	412,099,004	USD	440,521,472	(812,189)
5/3/2017	EUR	411,363,224	USD	440,521,472	(24,212)
5/3/2017	EUR	411,941,776	USD	440,521,472	(643,807)
5/3/2017	EUR	494,099,571	USD	528,625,767	(525,652)
5/3/2017	EUR	329,340,303	USD	352,417,178	(286,809)
5/3/2017	EUR	494,162,850	USD	528,625,767	(593,420)
5/3/2017	EUR	494,333,829	USD	528,625,767	(776,528)
5/3/2017	EUR	493,641,401	USD	528,625,767	(34,979)
5/3/2017	EUR	412,137,558	USD	440,521,472	(853,478)
					$(58,040,004)

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

40	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2017

Investments	Shares	Value

COMMON STOCKS – 100.0%
Austria – 3.2%
Austria Technologie & Systemtechnik AG(a)	13,844	$152,362
Oesterreichische Post AG*	31,608	1,262,328
S IMMO AG*	17,975	216,091
Telekom Austria AG*	51,688	353,147
UNIQA Insurance Group AG	160,214	1,247,306
Verbund AG	41,401	704,723
Vienna Insurance Group AG Wiener Versicherung Gruppe	30,370	736,697
Wienerberger AG	14,939	317,643

Total Austria		4,990,297
Belgium – 7.3%
Ackermans & van Haaren N.V.	5,032	792,765
Bekaert S.A.	10,939	536,611
bpost S.A.	89,407	2,105,189
Cie d’Entreprises CFE	6,195	869,313
Cofinimmo S.A.	5,449	624,176
D’ieteren S.A./N.V.	10,829	508,456
Econocom Group S.A./N.V.	13,833	205,356
Elia System Operator S.A./N.V.	12,296	650,194
Euronav N.V.	160,215	1,284,670
Exmar N.V.	16,086	124,494
Ion Beam Applications	8,486	465,518
Melexis N.V.	9,624	835,923
Ontex Group N.V.	9,180	295,536
Umicore S.A.	24,572	1,403,404
Warehouses De Pauw CVA	7,200	672,122

Total Belgium		11,373,727
Finland – 10.1%
Amer Sports Oyj*	21,542	487,992
Cargotec Oyj Class B	10,715	531,754
Citycon Oyj(a)	132,061	313,566
Cramo Oyj	13,268	303,399
F-Secure Oyj	42,556	153,388
Huhtamaki Oyj	16,435	586,228
Kemira Oyj	64,721	796,749
Kesko Oyj Class B	38,210	1,826,777
Konecranes Oyj	23,581	839,861
Lassila & Tikanoja Oyj	13,493	265,394
Metsa Board Oyj(a)	87,864	544,585
Metso Oyj	61,180	1,857,046
Nokian Renkaat Oyj	52,165	2,183,740
Orion Oyj Class B	32,326	1,689,644
PKC Group Oyj	8,301	209,085
Raisio Oyj Class V	32,079	115,625
Ramirent Oyj	54,993	444,074
Sanoma Oyj	24,644	206,778
Tieto Oyj	29,355	801,556
Tikkurila Oyj	12,042	244,711
Uponor Oyj(a)	20,645	366,763
Valmet Oyj	40,957	638,247
YIT Oyj(a)	37,659	255,162

Total Finland		15,662,124

France – 19.1%
Alten S.A.	5,886	$452,511
Altran Technologies S.A.*	25,735	434,342
Beneteau S.A.	7,527	99,102
BioMerieux	3,204	543,668
Bourbon Corp.(a)	21,068	224,206
Cie Plastic Omnium S.A.	18,158	663,029
Edenred	94,283	2,233,614
Elior Group(a)(b)	22,718	516,698
Eurazeo S.A.	24,830	1,639,358
Eutelsat Communications S.A.	129,686	2,903,108
Faurecia	21,900	1,044,320
Gaztransport Et Technigaz S.A.	26,464	997,594
Havas S.A.	66,850	597,020
Ipsen S.A.	10,608	1,063,780
IPSOS	11,155	347,187
Jacquet Metal Service	10,271	248,049
Korian S.A.	14,510	440,434
Lagardere SCA	69,729	2,059,116
Metropole Television S.A.	38,765	867,366
Neopost S.A.	35,141	1,352,686
Nexity S.A.*	21,106	1,040,319
Orpea	5,331	513,045
Rallye S.A.	40,612	824,426
Remy Cointreau S.A.	9,176	900,648
Rexel S.A.	81,156	1,477,342
Rubis SCA	12,912	1,268,727
Sopra Steria Group	2,805	400,962
SPIE S.A.	37,810	914,543
Tarkett S.A.	6,797	294,460
Technicolor S.A. Registered Shares	42,151	194,351
Teleperformance	7,861	851,283
Television Francaise 1(a)	44,337	531,111
Vicat S.A.	9,404	669,463
Wendel S.A.	8,715	1,107,350

Total France		29,715,218
Germany – 18.6%
Aareal Bank AG	25,811	999,342
alstria office REIT-AG*	54,377	667,083
AURELIUS Equity Opportunities SE & Co. KGaA(a)	12,007	522,801
Aurubis AG	12,055	809,965
BayWa AG	8,280	273,779
Bechtle AG	2,579	280,664
Bertrandt AG(a)	2,393	233,241
Carl Zeiss Meditec AG Bearer Shares	9,333	399,085
CompuGroup Medical SE	4,890	218,200
CTS Eventim AG & Co. KGaA	14,516	563,268
DMG MORI AG	9,508	466,007
Drillisch AG(a)	22,705	1,158,353
Duerr AG	8,080	723,159
Elmos Semiconductor AG	8,325	199,539
ElringKlinger AG(a)	16,318	317,992
Freenet AG	65,116	2,123,470
Fuchs Petrolub SE	10,330	439,562

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	41

Schedule of Investments (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2017

Investments	Shares	Value

Gerresheimer AG	3,131	$248,612
Gerry Weber International AG(a)	10,903	141,102
Hamburger Hafen und Logistik AG	17,629	330,813
Hella KGaA Hueck & Co.	21,605	959,544
Hugo Boss AG	39,147	2,864,303
Indus Holding AG	6,640	430,157
Jenoptik AG	7,819	194,352
K+S AG Registered Shares(a)	88,320	2,058,340
KION Group AG	12,915	845,784
Krones AG(a)	4,259	478,980
KUKA AG(a)	1,904	205,882
LANXESS AG	11,043	742,796
LEG Immobilien AG*	14,610	1,200,711
Leoni AG	9,542	492,371
MTU Aero Engines AG	9,184	1,197,884
NORMA Group SE	7,271	344,858
Pfeiffer Vacuum Technology AG	3,021	381,594
Rheinmetall AG	7,087	596,007
RHOEN-KLINIKUM AG	17,658	482,918
Salzgitter AG	5,224	189,606
Sixt SE	7,863	406,197
Software AG	10,927	433,177
STADA Arzneimittel AG	7,881	483,747
Stroeer SE & Co KGaA	7,112	396,914
Suedzucker AG	23,777	598,130
Takkt AG	10,971	255,156
TLG Immobilien AG	21,139	412,957
VTG AG	4,230	137,739
Wacker Neuson SE	19,190	431,428
Wirecard AG(a)	3,812	211,603
Wuestenrot & Wuerttembergische AG	16,248	323,232

Total Germany		28,872,404
Ireland – 1.0%
C&C Group PLC	95,061	369,579
Glanbia PLC	17,775	344,199
Irish Continental Group PLC	39,587	209,584
Kingspan Group PLC	15,230	487,130
Origin Enterprises PLC	29,528	210,429

Total Ireland		1,620,921
Italy – 21.8%
A2A SpA	841,152	1,275,709
ACEA SpA	38,701	528,170
Anima Holding SpA(b)	126,168	755,681
Ansaldo STS SpA	32,771	431,468
Ascopiave SpA	104,533	387,957
Astaldi SpA	42,300	283,215
ASTM SpA	25,518	383,736
Autogrill SpA	33,305	331,635
Azimut Holding SpA(a)	35,007	611,423
Banca Generali SpA	51,292	1,344,054
Banca IFIS SpA	15,511	596,071
Banca Popolare di Sondrio SCPA	125,039	431,698
Banco BPM SpA	473,970	1,408,264

Biesse SpA	10,896	$296,939
BPER Banca	105,228	526,718
Brembo SpA	8,603	638,113
Cairo Communication SpA	33,467	159,143
Cerved Information Solutions SpA	41,376	401,160
Credito Emiliano SpA	79,481	547,032
Credito Valtellinese SpA	60,644	229,611
Datalogic SpA	9,558	246,266
Davide Campari-Milano SpA	52,360	608,738
De’ Longhi SpA	25,322	738,286
DiaSorin SpA	6,477	438,509
ERG SpA	55,338	698,404
FinecoBank Banca Fineco SpA	212,713	1,451,495
Geox SpA(a)	57,775	145,708
Hera SpA	445,434	1,242,487
Immobiliare Grande Distribuzione SIIQ SpA	288,692	253,192
Industria Macchine Automatiche SpA	9,463	772,244
Infrastrutture Wireless Italiane SpA(b)	108,442	573,193
Interpump Group SpA	14,347	334,517
Iren SpA	333,283	693,676
Maire Tecnimont SpA	55,246	206,809
MARR SpA	19,098	414,653
Moncler SpA	18,556	407,450
OVS SpA(b)	46,623	290,218
Parmalat SpA	127,924	419,493
Prysmian SpA	35,373	937,506
RAI Way SpA(b)	31,272	163,221
Salvatore Ferragamo SpA	33,332	1,001,058
Saras SpA	846,436	1,621,402
Societa Cattolica di Assicurazioni SCRL	84,899	681,936
Societa Iniziative Autostradali e Servizi SpA	60,687	580,924
Tod’s SpA	10,172	798,008
TREVI – Finanziaria Industriale SpA*	86,920	87,573
Unione di Banche Italiane SpA	304,041	1,170,023
Unipol Gruppo Finanziario SpA	374,056	1,550,677
UnipolSai Assicurazioni SpA	1,657,640	3,666,416
Zignago Vetro SpA	26,525	203,695

Total Italy		33,965,574
Netherlands – 5.6%
Aalberts Industries N.V.	16,892	632,339
Accell Group	7,559	207,373
Arcadis N.V.	29,196	461,529
ASM International N.V.	9,670	544,224
BE Semiconductor Industries N.V.	16,406	670,911
Beter Bed Holding N.V.	5,002	82,656
Boskalis Westminster	55,025	1,902,390
Brunel International N.V.	33,719	549,978
Corbion N.V.	19,745	541,578
Euronext N.V.(b)	20,979	917,830
Flow Traders(b)	19,995	631,732
IMCD Group N.V.	5,502	271,165
Refresco Group N.V.(b)	16,440	251,091
SBM Offshore N.V.	29,631	487,262
TKH Group N.V. CVA	11,382	489,683

Total Netherlands		8,641,741

See Notes to Financial Statements.

42	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2017

Investments	Shares	Value

Portugal – 2.6%
Altri, SGPS, S.A.	134,844	$604,292
CTT-Correios de Portugal S.A.	75,892	415,754
Mota-Engil, SGPS, S.A.	86,661	175,551
Navigator Co. S.A. (The)	297,016	1,196,358
NOS, SGPS S.A.	117,559	642,507
Pharol, SGPS, S.A.	885,409	356,068
REN – Redes Energeticas Nacionais, SGPS, S.A.	172,481	520,410
Semapa-Sociedade de Investimento e Gestao	13,157	201,230

Total Portugal		4,112,170
Spain – 10.7%
Acciona S.A.	14,158	1,137,670
Acerinox S.A.	100,070	1,404,766
Almirall S.A.	20,710	337,129
Applus Services S.A.	23,582	284,127
Atresmedia Corp. de Medios de Comunicacion S.A.	61,514	778,981
Bolsas y Mercados Espanoles SHMSF S.A.	50,820	1,690,425
Cia de Distribucion Integral Logista Holdings S.A.	42,717	993,484
Cie Automotive S.A.	17,472	345,339
Distribuidora Internacional de Alimentacion S.A.	185,257	1,074,125
Ebro Foods S.A.	46,579	944,062
Ence Energia y Celulosa S.A.	115,466	356,905
Faes Farma S.A.	79,281	283,639
Grupo Catalana Occidente S.A.	25,236	898,266
Mediaset Espana Comunicacion S.A.	136,640	1,766,141
Obrascon Huarte Lain S.A.(a)	67,571	310,185
Papeles y Cartones de Europa S.A.	32,314	223,267
Prosegur Cia de Seguridad S.A.	104,338	629,394
Sacyr S.A.*	140,893	350,962
Saeta Yield S.A.	47,405	432,995
Tecnicas Reunidas S.A.	24,685	975,548
Viscofan S.A.	10,725	555,938
Zardoya Otis S.A.	102,849	952,618

Total Spain		16,725,966
TOTAL COMMON STOCKS (Cost: $145,004,713)		155,680,142
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.0%
United States – 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $4,644,840)(d)	4,644,840	4,644,840
TOTAL INVESTMENTS IN SECURITIES – 103.0% (Cost: $149,649,553)		160,324,982
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.0)%		(4,730,922)

NET ASSETS – 100.0%		$155,594,060

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $7,270,195 and the total market value of the collateral held by the Fund was $7,600,861. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $2,956,021.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	EUR	32,090,020	USD	34,151,483	$(170,385)
4/4/2017	EUR	32,090,714	USD	34,151,483	(171,127)
4/4/2017	EUR	24,450,849	USD	26,020,178	(131,218)
4/4/2017	EUR	32,092,161	USD	34,151,483	(172,675)
4/4/2017	EUR	32,091,528	USD	34,151,483	(171,998)
4/4/2017	USD	6,665,005	EUR	6,254,538	24,534
4/4/2017	USD	9,331,006	EUR	8,630,391	(100,375)
4/4/2017	USD	30,792,320	EUR	28,790,246	277
4/4/2017	USD	23,460,819	EUR	21,935,224	(9)
4/4/2017	USD	30,792,320	EUR	28,789,977	(11)
4/4/2017	USD	30,792,320	EUR	28,790,785	852
4/4/2017	USD	30,792,320	EUR	28,790,542	593
5/3/2017	EUR	30,325,676	USD	32,476,070	(936)
5/3/2017	EUR	23,105,064	USD	24,743,675	(482)
5/3/2017	EUR	30,325,223	USD	32,476,070	(450)
5/3/2017	EUR	30,326,101	USD	32,476,070	(1,391)
5/3/2017	EUR	30,326,554	USD	32,476,070	(1,876)
					$(896,677)

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	43

Schedule of Investments

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

March 31, 2017

Investments	Shares	Value

COMMON STOCKS – 99.6%
Belgium – 0.8%
bpost S.A.	2,644	$62,256
Ion Beam Applications	366	20,078
Melexis N.V.	422	36,654
Warehouses De Pauw CVA	274	25,578

Total Belgium		144,566
Denmark – 2.3%
Novo Nordisk A/S Class B	9,183	316,325
Novozymes A/S Class B	842	33,473
Pandora A/S	332	36,864
Royal Unibrew A/S	492	20,783

Total Denmark		407,445
Finland – 2.7%
Elisa Oyj(a)	1,915	67,897
Huhtamaki Oyj	684	24,398
Kesko Oyj Class B	1,116	53,355
Kone Oyj Class B	3,967	174,638
Orion Oyj Class B	1,054	55,091
Wartsila Oyj Abp	1,771	94,993

Total Finland		470,372
France – 10.7%
Airbus SE	4,941	376,954
Arkema S.A.	541	53,511
Atos SE	345	42,785
BioMerieux	115	19,514
Bureau Veritas S.A.	2,932	62,013
Capgemini S.A.	701	64,899
Cie Generale des Etablissements Michelin	910	110,809
Cie Plastic Omnium S.A.	501	18,294
Dassault Systemes SE	478	41,482
Essilor International S.A.	552	67,246
Eurazeo S.A.	688	45,424
Gaztransport Et Technigaz S.A.	870	32,796
Hermes International	203	96,422
Ingenico Group S.A.	215	20,342
Ipsen S.A.	356	35,700
LVMH Moet Hennessy Louis Vuitton SE	2,213	487,229
Rubis SCA	332	32,622
Sartorius Stedim Biotech	211	14,251
SEB S.A.	129	18,060
Sopra Steria Group	118	16,868
Thales S.A.	999	96,868
Valeo S.A.	1,013	67,640
Zodiac Aerospace	1,163	29,160

Total France		1,850,889
Germany – 18.9%
adidas AG	543	103,550
Bayer AG Registered Shares	5,914	683,450
Continental AG	755	165,943
Covestro AG(b)	962	74,246
CTS Eventim AG & Co. KGaA	473	18,354

Deutsche Post AG Registered Shares	9,988	$342,967
Deutsche Telekom AG Registered Shares	42,859	752,919
Fielmann AG	476	36,880
Fuchs Petrolub SE	531	22,595
GEA Group AG	962	40,992
Hella KGaA Hueck & Co.	617	27,403
Henkel AG & Co. KGaA	1,009	112,396
Infineon Technologies AG	4,706	96,362
KION Group AG	441	28,880
Leoni AG	361	18,628
MTU Aero Engines AG	308	40,173
OSRAM Licht AG	544	34,183
ProSiebenSat.1 Media SE	1,799	79,861
SAP SE	5,132	504,872
Sixt SE	300	15,498
Symrise AG	534	35,605
United Internet AG Registered Shares	1,005	44,587

Total Germany		3,280,344
Ireland – 0.4%
Greencore Group PLC	4,845	14,892
Kerry Group PLC Class A	267	21,046
Kingspan Group PLC	613	19,607
Paddy Power Betfair PLC	196	21,068

Total Ireland		76,613
Italy – 1.8%
Anima Holding SpA(b)	4,735	28,360
Banca Generali SpA	1,665	43,630
Brembo SpA	267	19,804
De’ Longhi SpA	620	18,077
DiaSorin SpA	267	18,076
Industria Macchine Automatiche SpA	333	27,175
Luxottica Group SpA	1,578	87,341
Prysmian SpA	1,343	35,594
RAI Way SpA(b)	2,406	12,558
Salvatore Ferragamo SpA	848	25,468

Total Italy		316,083
Netherlands – 3.7%
Aalberts Industries N.V.	513	19,204
ASML Holding N.V.	1,380	183,612
Boskalis Westminster	1,666	57,599
Euronext N.V.(b)	641	28,044
Flow Traders(b)	628	19,841
Gemalto N.V.	213	11,933
GrandVision N.V.(b)	544	13,356
Heineken Holding N.V.	1,219	97,223
Koninklijke Ahold Delhaize N.V.	4,879	104,680
Koninklijke Vopak N.V.	736	32,176
TKH Group N.V. CVA	454	19,532
Wolters Kluwer N.V.	1,376	57,345

Total Netherlands		644,545
Norway – 0.7%
AF Gruppen ASA	832	14,869
Entra ASA(b)	1,869	20,401

See Notes to Financial Statements.

44	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

March 31, 2017

Investments	Shares	Value

Kongsberg Gruppen ASA	1,232	$19,149
Leroy Seafood Group ASA	407	17,818
Salmar ASA	1,237	26,673
Veidekke ASA	1,759	23,142

Total Norway		122,052
Portugal – 0.5%
CTT-Correios de Portugal S.A.	2,562	14,035
Jeronimo Martins, SGPS, S.A.	3,644	65,360

Total Portugal		79,395
Spain – 4.6%
Almirall S.A.	867	14,114
Amadeus IT Group S.A.	2,110	107,331
Atresmedia Corp. de Medios de Comunicacion S.A.	1,871	23,693
Distribuidora Internacional de Alimentacion S.A.	6,131	35,548
Grifols S.A.	1,850	45,490
Industria de Diseno Textil S.A.	10,797	381,544
Mediaset Espana Comunicacion S.A.	3,178	41,077
Prosegur Cia de Seguridad S.A.	3,053	18,417
Red Electrica Corp. S.A.	4,706	90,599
Viscofan S.A.	205	10,626
Zardoya Otis S.A.	2,918	27,027

Total Spain		795,466
Sweden – 8.6%
AAK AB	164	10,837
Assa Abloy AB Class B	4,538	93,674
Atlas Copco AB Class A	6,188	219,220
Atlas Copco AB Class B	3,703	118,120
Axfood AB	1,623	24,468
Betsson AB*	1,036	9,051
BillerudKorsnas AB	1,744	28,226
Boliden AB	1,766	52,812
Castellum AB	1,445	19,227
Getinge AB Class B(a)	1,311	23,083
Hennes & Mauritz AB Class B	10,061	258,052
Hexagon AB Class B	1,308	52,740
Hexpol AB	2,107	21,688
Husqvarna AB Class B	2,268	19,979
Indutrade AB	819	15,668
Intrum Justitia AB	651	24,390
Investment AB Latour Class B	817	32,759
JM AB	541	17,142
Loomis AB Class B	655	20,806
NCC AB Class B(a)	790	19,599
Nibe Industrier AB Class B	2,079	16,684
Sandvik AB	9,713	145,668
Securitas AB Class B	2,812	44,094
Sweco AB Class B	1,030	23,557
Telia Co. AB	42,087	177,195

Total Sweden		1,488,739
Switzerland – 15.6%
ABB Ltd. Registered Shares*	4,626	108,284
Cie Financiere Richemont S.A. Registered Shares	2,792	220,917
EMS-Chemie Holding AG Registered Shares	144	83,944

Investments	Shares	Value

Galenica AG Registered Shares	25	$26,375
GAM Holding AG*	2,726	33,634
Geberit AG Registered Shares	219	94,475
Kuehne + Nagel International AG Registered Shares	1,026	145,041
Partners Group Holding AG	186	100,066
Roche Holding AG Bearer Shares	1,334	339,514
Roche Holding AG Genusschein	3,518	899,050
Schindler Holding AG Participation Certificate	165	31,947
Schindler Holding AG Registered Shares	286	54,260
SGS S.A. Registered Shares	62	132,368
Sonova Holding AG Registered Shares	279	38,716
Straumann Holding AG Registered Shares	74	34,359
Swatch Group AG (The) Bearer Shares	135	48,379
Swatch Group AG (The) Registered Shares	641	44,699
Syngenta AG Registered Shares	634	280,025

Total Switzerland		2,716,053
United Kingdom – 28.3%
Ashtead Group PLC	2,327	48,099
Babcock International Group PLC	3,076	33,925
Barratt Developments PLC	7,879	53,843
Bellway PLC	692	23,389
Berendsen PLC	1,394	12,777
Berkeley Group Holdings PLC	1,343	53,857
Big Yellow Group PLC	1,691	15,447
Booker Group PLC	11,660	28,490
British American Tobacco PLC	13,012	862,355
Britvic PLC	2,547	20,622
Burberry Group PLC	2,549	54,951
Carnival PLC	861	49,288
Compass Group PLC	6,398	120,486
Crest Nicholson Holdings PLC	1,835	12,460
Croda International PLC	729	32,489
Diageo PLC	18,929	540,499
easyJet PLC	3,433	44,044
esure Group PLC	5,130	15,049
Fresnillo PLC	589	11,460
Halma PLC	2,061	26,390
Hammerson PLC	8,208	58,606
Hargreaves Lansdown PLC	3,478	56,581
Hikma Pharmaceuticals PLC	616	15,259
Howden Joinery Group PLC	3,461	18,770
IG Group Holdings PLC	3,184	19,800
Inmarsat PLC	5,238	55,707
International Consolidated Airlines Group S.A.	16,187	107,339
Jardine Lloyd Thompson Group PLC	2,092	29,612
Johnson Matthey PLC	1,144	44,060
Jupiter Fund Management PLC	6,652	35,435
Kingfisher PLC	10,058	41,014
Merlin Entertainments PLC(b)	4,113	24,666
Micro Focus International PLC	1,107	31,533
Mondi PLC	2,510	60,481
Moneysupermarket.com Group PLC	4,602	19,002
Next PLC	1,522	82,218
Persimmon PLC	2,677	70,096

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	45

Schedule of Investments (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

March 31, 2017

Investments	Shares	Value

Reckitt Benckiser Group PLC	3,350	$305,211
RELX N.V.	5,223	96,977
RELX PLC	5,533	108,209
Rightmove PLC	439	21,892
Rotork PLC	6,576	20,006
Sage Group PLC (The)	6,285	49,551
Savills PLC	1,573	18,116
Segro PLC	6,417	36,606
Sky PLC	10,640	129,855
Smith & Nephew PLC	4,156	63,194
Smiths Group PLC	3,548	71,829
Spirax-Sarco Engineering PLC	529	31,546
Unilever N.V. CVA	13,012	648,114
Unilever PLC	8,205	404,190
Unite Group PLC (The)	2,368	18,847
Victrex PLC	871	20,694
Whitbread PLC	740	36,625

Total United Kingdom		4,911,561
TOTAL COMMON STOCKS (Cost: $16,647,281)		17,304,123
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $42,470)(d)	42,470	42,470
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $16,689,751)		17,346,593
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		29,907

NET ASSETS – 100.0%		$17,376,500

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $105,021 and the total market value of the collateral held by the Fund was $110,260. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $67,790.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

46	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2017

Investments	Shares	Value

COMMON STOCKS – 99.2%
Austria – 1.9%
ams AG	117,574	$6,360,590
Austria Technologie & Systemtechnik AG(a)	95,067	1,046,276
RHI AG	112,716	2,893,931
S IMMO AG*	104,894	1,261,008
Wienerberger AG	107,922	2,294,707
Zumtobel Group AG	58,538	1,131,350

Total Austria		14,987,862
Belgium – 3.0%
Econocom Group S.A./N.V.	114,019	1,692,652
Euronav N.V.	1,352,357	10,843,757
Exmar N.V.	117,921	912,621
Ion Beam Applications	75,367	4,134,423
Recticel S.A.	167,671	1,315,942
Rezidor Hotel Group AB	265,470	1,016,887
Warehouses De Pauw CVA	39,129	3,652,703

Total Belgium		23,568,985
Denmark – 2.7%
Alm Brand A/S	305,880	2,485,667
FLSmidth & Co. A/S(a)	60,294	3,234,643
Matas A/S	142,894	2,034,663
Per Aarsleff Holding A/S	40,529	973,477
Rockwool International A/S Class B	7,442	1,324,045
Schouw & Co. AB	48,238	4,436,834
SimCorp A/S	47,231	2,853,119
Spar Nord Bank A/S	302,760	3,363,879

Total Denmark		20,706,327
Finland – 6.1%
Cramo Oyj	101,235	2,314,938
F-Secure Oyj	288,300	1,039,143
HKScan Oyj Class A	175,272	652,368
Kemira Oyj	477,790	5,881,841
Konecranes Oyj	184,824	6,582,692
Metsa Board Oyj(a)	829,924	5,143,902
PKC Group Oyj	70,159	1,767,157
Raisio Oyj Class V	219,304	790,456
Ramirent Oyj	438,976	3,544,775
Sanoma Oyj	214,533	1,800,064
Technopolis Oyj	198,809	644,287
Tieto Oyj(a)	235,550	6,431,835
Tikkurila Oyj(a)	62,034	1,260,620
Uponor Oyj(a)	143,576	2,550,659
Valmet Oyj	319,499	4,978,861
YIT Oyj(a)	300,143	2,033,648

Total Finland		47,417,246
France – 4.8%
Albioma S.A.	51,075	905,173
Alten S.A.	43,506	3,344,708
Chargeurs S.A.	92,993	2,124,479
Derichebourg S.A.	229,702	1,148,297
Gaztransport Et Technigaz S.A.	160,397	6,046,370
IPSOS	91,913	2,860,690

Jacquet Metal Service	50,384	$1,216,795
Neopost S.A.	304,631	11,726,189
Oeneo S.A.	95,233	874,947
Rallye S.A.	215,035	4,365,222
Tarkett S.A.	53,473	2,316,563

Total France		36,929,433
Germany – 7.4%
alstria office REIT-AG*	460,921	5,654,456
AURELIUS Equity Opportunities SE & Co. KGaA(a)	100,519	4,376,734
BayWa AG	53,192	1,758,800
Bertrandt AG(a)	17,450	1,700,818
CANCOM SE(a)	13,723	776,876
Capital Stage AG(a)	236,742	1,567,353
Elmos Semiconductor AG	58,650	1,405,759
ElringKlinger AG(a)	125,709	2,449,716
Gerry Weber International AG(a)	123,420	1,597,246
GFT Technologies SE(a)	34,042	650,640
Grammer AG	15,859	977,350
Hamburger Hafen und Logistik AG	94,468	1,772,715
Indus Holding AG	41,450	2,685,240
Jenoptik AG	69,196	1,719,959
Leoni AG(a)	80,781	4,168,334
MLP AG	318,947	1,847,217
NORMA Group SE	42,720	2,026,174
Pfeiffer Vacuum Technology AG	24,940	3,150,266
RIB Software AG(a)	73,772	978,395
Salzgitter AG	41,158	1,493,836
SHW AG(a)	21,739	750,773
Sixt SE(a)	57,954	2,993,860
SMA Solar Technology AG(a)	8,857	224,273
Takkt AG	48,752	1,133,843
TLG Immobilien AG	175,883	3,435,931
VERBIO Vereinigte BioEnergie AG	102,296	1,159,753
VTG AG	25,885	842,879
Wacker Neuson SE	157,216	3,534,519
Zeal Network SE	29,880	846,891

Total Germany		57,680,606
Ireland – 1.8%
C&C Group PLC	852,728	3,315,247
Greencore Group PLC	1,019,526	3,133,622
Irish Continental Group PLC	235,743	1,248,087
Origin Enterprises PLC	334,238	2,381,917
Total Produce PLC	466,345	972,619
UDG Healthcare PLC	290,149	2,546,974

Total Ireland		13,598,466
Italy – 13.2%
Amplifon SpA	95,675	1,156,319
Anima Holding SpA(b)	1,173,395	7,028,023
Ascopiave SpA	428,032	1,588,571
Astaldi SpA	334,794	2,241,573
ASTM SpA	152,575	2,294,403
Banca IFIS SpA	138,010	5,303,575
Banca Popolare di Sondrio SCPA(a)	969,514	3,347,253

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	47

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2017

Investments	Shares	Value

Banco BPM SpA(a)	1,399,762	$4,158,985
Brunello Cucinelli SpA(a)	52,152	1,246,106
Cairo Communication SpA	245,574	1,167,758
Cerved Information Solutions SpA	365,431	3,543,024
CIR-Compagnie Industriali Riunite SpA	786,461	1,204,540
Cofide SpA(a)	1,284,748	862,936
Credito Valtellinese SpA(a)	529,507	2,004,822
Datalogic SpA	78,693	2,027,561
ERG SpA	504,606	6,368,474
Esprinet SpA	118,471	1,007,349
Falck Renewables SpA	1,213,917	1,450,251
Geox SpA(a)	459,188	1,158,071
Immobiliare Grande Distribuzione SIIQ SpA	2,827,622	2,479,911
Interpump Group SpA	98,900	2,305,970
Iren SpA	3,131,122	6,516,940
Italmobiliare SpA	2,662	148,478
La Doria SpA	59,963	626,263
Maire Tecnimont SpA(a)	446,968	1,673,191
MARR SpA	86,989	1,888,693
OVS SpA(b)	437,284	2,721,996
Piaggio & C. SpA(a)	904,491	1,806,132
RAI Way SpA(b)	178,075	929,445
SAES Getters SpA	40,592	742,399
Salini Impregilo SpA	474,508	1,583,431
Saras SpA	7,969,974	15,266,990
Societa Cattolica di Assicurazioni SCRL	785,752	6,311,410
Tod’s SpA	90,543	7,103,231
TREVI – Finanziaria Industriale SpA*(a)	674,570	679,640

Total Italy		101,943,714
Netherlands – 4.7%
Accell Group	44,504	1,220,920
Arcadis N.V.(a)	247,977	3,920,006
BE Semiconductor Industries N.V.	137,696	5,630,972
Beter Bed Holding N.V.	61,962	1,023,894
BinckBank N.V.	385,963	1,976,931
Brunel International N.V.	219,752	3,584,294
Corbion N.V.	160,805	4,410,656
Flow Traders(b)	157,282	4,969,245
IMCD Group N.V.	41,966	2,068,288
Koninklijke BAM Groep N.V.	168,334	911,370
Refresco Group N.V.(b)	130,160	1,987,956
TKH Group N.V. CVA	91,765	3,947,972
Wessanen	71,704	970,908

Total Netherlands		36,623,412
Norway – 4.0%
ABG Sundal Collier Holding ASA	2,172,953	1,378,826
Austevoll Seafood ASA	579,494	4,250,617
Borregaard ASA	188,964	2,117,592
Entra ASA(b)	231,658	2,528,605
Europris ASA*(b)	109,450	472,772
Grieg Seafood ASA	100,663	755,362
Norway Royal Salmon ASA	45,780	762,209
Protector Forsikring ASA(a)	186,279	1,382,632
Investments	Shares	Value

Selvaag Bolig ASA	255,190	$1,090,416
SpareBank 1 Nord Norge	171,393	1,102,523
SpareBank 1 SMN	337,537	2,613,398
SpareBank 1 SR-Bank ASA	211,964	1,585,615
TGS Nopec Geophysical Co. ASA	168,691	3,574,586
Tomra Systems ASA	201,471	2,204,971
Veidekke ASA	201,387	2,649,551
XXL ASA(b)	219,847	2,393,286

Total Norway		30,862,961
Portugal – 2.6%
Altri, SGPS, S.A.	1,172,654	5,255,147
CTT-Correios de Portugal S.A.(a)	631,307	3,458,447
Mota-Engil, SGPS, S.A.(a)	560,457	1,135,333
Pharol, SGPS, S.A.(a)	8,417,966	3,385,290
REN – Redes Energeticas Nacionais, SGPS, S.A.(a)	1,667,198	5,030,269
Semapa-Sociedade de Investimento e Gestao	98,189	1,501,757

Total Portugal		19,766,243
Spain – 3.7%
Applus Services S.A.	151,746	1,828,308
Duro Felguera S.A.*(a)	671,356	890,380
Ence Energia y Celulosa S.A.	1,157,255	3,577,073
Faes Farma S.A.	606,279	2,169,050
Laboratorios Farmaceuticos Rovi S.A.	58,603	918,245
Obrascon Huarte Lain S.A.(a)	544,569	2,499,848
Papeles y Cartones de Europa S.A.	184,695	1,276,111
Pescanova S.A.*†	3,781	0
Sacyr S.A.*	1,245,990	3,103,738
Saeta Yield S.A.	405,693	3,705,581
Tecnicas Reunidas S.A.	212,595	8,401,724

Total Spain		28,370,058
Sweden – 14.4%
Acando AB(a)	472,619	1,630,396
AF AB Class B	103,133	2,139,291
Alimak Group AB(b)	82,692	1,238,764
Attendo AB(b)	95,712	946,046
Avanza Bank Holding AB(a)	67,715	2,555,154
B&B Tools AB Class B	57,742	1,241,722
Betsson AB*	423,950	3,703,740
Bilia AB Class A	147,206	3,050,201
Bravida Holding AB(b)	238,085	1,549,314
Bufab AB	105,351	1,126,869
Bulten AB	76,027	955,841
Byggmax Group AB(a)	183,905	1,266,776
Clas Ohlson AB Class B	136,083	2,137,657
Cloetta AB Class B	489,622	1,941,312
Com Hem Holding AB	301,778	3,471,277
Coor Service Management Holding AB(b)	308,270	1,855,842
Duni AB	125,109	1,835,655
Dustin Group AB(b)	180,440	1,364,168
Evolution Gaming Group AB(a)(b)	29,972	1,097,728
Granges AB	186,343	1,711,426
Gunnebo AB	183,206	919,282

See Notes to Financial Statements.

48	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2017

Investments	Shares	Value

Hemfosa Fastigheter AB	354,289	$3,174,526
HIQ International AB*	270,577	1,962,284
Holmen AB Class B(a)	168,571	6,591,192
IAR Systems Group AB	42,024	941,366
Inwido AB	104,389	1,262,728
ITAB Shop Concept AB Class B	80,698	641,730
KNOW IT AB	109,411	1,452,147
Kungsleden AB(a)	520,530	2,993,763
Lagercrantz Group AB Class B	64,018	623,810
Lindab International AB	112,541	959,239
Loomis AB Class B	156,443	4,969,281
Mekonomen AB	101,900	2,014,420
Modern Times Group MTG AB Class B	223,048	7,489,644
MQ Holding AB	214,615	800,452
Mycronic AB(a)	454,177	4,667,265
Nobia AB	369,778	3,810,308
Nobina AB(b)	363,555	2,168,308
Nolato AB Class B	49,343	1,475,598
Nordax Group AB(b)	128,603	662,583
NP3 Fastigheter AB(a)	94,051	491,939
Peab AB	703,374	6,739,653
Platzer Fastigheter Holding AB Class B(a)	128,621	629,542
Ratos AB Class B(a)	1,414,039	6,670,847
Recipharm AB Class B	41,625	579,271
Rottneros AB	934,342	873,823
Scandi Standard AB	156,370	954,512
SkiStar AB	46,822	873,163
Sweco AB Class B	107,625	2,461,502
Thule Group AB(b)	136,030	2,289,944
Wihlborgs Fastigheter AB	157,088	2,989,287

Total Sweden		111,952,588
Switzerland – 4.2%
Ascom Holding AG Registered Shares	88,139	1,558,580
Cembra Money Bank AG*	96,904	8,020,877
EFG International AG*	625,413	3,880,129
GAM Holding AG*	634,271	7,825,812
Implenia AG Registered Shares	35,564	2,497,776
Kudelski S.A. Bearer Shares*	73,396	1,202,552
Mobilezone Holding AG Registered Shares	99,544	1,576,275
Tecan Group AG Registered Shares	11,046	1,766,786
u-blox Holding AG*	4,842	1,066,648
Valiant Holding AG Registered Shares	31,286	3,331,922

Total Switzerland		32,727,357
United Kingdom – 24.7%
A.G. Barr PLC	154,928	1,121,695
Abcam PLC	140,092	1,446,095
Acacia Mining PLC	158,321	889,887
Assura PLC	2,258,269	1,633,599
AVEVA Group PLC	59,091	1,440,862
BCA Marketplace PLC	536,995	1,222,104
BGEO Group PLC	51,112	2,059,277
Big Yellow Group PLC	196,604	1,795,887
Bodycote PLC	342,300	3,409,252

Bovis Homes Group PLC	252,629	$2,672,514
Brewin Dolphin Holdings PLC	607,437	2,372,896
Card Factory PLC	629,317	2,242,749
Carillion PLC(a)	1,165,528	3,250,079
Chesnara PLC	327,410	1,471,829
Cineworld Group PLC	344,858	2,856,884
Clarkson PLC	35,303	1,147,761
Computacenter PLC	144,533	1,347,352
Concentric AB	110,977	1,709,098
Connect Group PLC	418,245	704,735
Consort Medical PLC	70,169	909,016
Costain Group PLC	176,356	1,014,412
Countrywide PLC	391,007	762,738
Cranswick PLC	37,877	1,212,027
Crest Nicholson Holdings PLC	388,765	2,639,693
Dairy Crest Group PLC(a)	235,431	1,629,475
De La Rue PLC	190,902	1,470,475
Debenhams PLC	2,836,951	1,929,821
Dechra Pharmaceuticals PLC	72,315	1,513,736
Devro PLC	276,857	629,211
DFS Furniture PLC	400,866	1,278,221
Dignity PLC	15,740	468,237
Diploma PLC	126,621	1,676,749
Drax Group PLC	340,792	1,386,671
Electrocomponents PLC	787,321	4,660,650
Elementis PLC	1,092,993	3,952,593
EMIS Group PLC	73,913	820,268
esure Group PLC	829,831	2,434,356
FDM Group Holdings PLC	164,803	1,520,855
Fenner PLC	685,729	2,510,243
Fidessa Group PLC	61,359	1,912,021
Foxtons Group PLC(a)	810,793	975,837
Galliford Try PLC	179,599	3,305,812
Genus PLC	39,121	843,850
Go-Ahead Group PLC	58,082	1,254,297
Greggs PLC	116,846	1,523,928
Halfords Group PLC	371,684	1,648,547
Hastings Group Holdings PLC(b)	376,241	1,274,505
Hill & Smith Holdings PLC	85,261	1,356,138
HomeServe PLC	302,492	2,137,119
Ibstock PLC(b)	407,876	1,058,819
ITE Group PLC	593,164	1,194,172
J D Wetherspoon PLC(a)	79,311	937,199
James Fisher & Sons PLC	38,253	763,901
James Halstead PLC(a)	200,986	1,281,747
John Laing Group PLC(b)	427,844	1,457,868
John Menzies PLC	160,267	1,358,752
Johnson Service Group PLC	694,664	1,027,170
JRP Group PLC	700,115	1,151,229
Kcom Group PLC	933,736	1,050,831
Keller Group PLC	81,114	919,961
Kier Group PLC	175,582	3,003,534
Ladbrokes Coral Group PLC	1,147,582	1,854,012
Laird PLC	428,369	819,551

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	49

Schedule of Investments (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2017

Investments	Shares	Value

Lookers PLC(a)	442,503	$709,643
Low & Bonar PLC	836,749	755,961
LSL Property Services PLC	251,381	656,969
Marshalls PLC	260,055	1,147,256
Marston’s PLC	1,403,830	2,355,773
McKay Securities PLC	348,380	914,827
Mears Group PLC	184,606	1,162,282
Melrose Industries PLC	1,654,436	4,613,401
Mitchells & Butlers PLC	469,471	1,435,338
Mitie Group PLC(a)	683,728	1,897,174
Morgan Advanced Materials PLC	518,649	2,010,489
N Brown Group PLC(a)	763,621	2,002,840
NCC Group PLC(a)	197,122	327,833
Northgate PLC	229,038	1,575,203
Novae Group PLC	107,402	849,453
Numis Corp. PLC	266,400	821,141
OneSavings Bank PLC(a)	301,316	1,522,947
Pagegroup PLC	913,978	4,890,400
Pan African Resources PLC(a)	2,723,737	527,914
PayPoint PLC	122,594	1,571,301
Pendragon PLC	2,655,184	1,162,061
Pets at Home Group PLC(a)	512,739	1,170,748
Photo-Me International PLC	620,005	1,221,074
Polypipe Group PLC	188,462	897,874
Rank Group PLC	453,914	1,184,575
Redde PLC	607,718	1,149,381
Renewi PLC	841,903	1,005,384
Restaurant Group PLC (The)	421,741	1,758,766
RPS Group PLC	443,292	1,366,385
RWS Holdings PLC	212,781	836,131
Safestore Holdings PLC	254,663	1,206,900
Savills PLC	209,405	2,411,643
Senior PLC	493,771	1,272,536
SIG PLC	853,244	1,187,503
Spire Healthcare Group PLC(b)	204,425	828,219
Spirent Communications PLC	1,002,536	1,494,943
St. Ives PLC	498,024	330,060
SThree PLC	209,176	823,273
Stock Spirits Group PLC	249,045	582,352
Synthomer PLC	350,341	2,083,965
Ted Baker PLC(a)	40,339	1,392,197
Telecom Plus PLC	136,540	2,043,716
TP ICAP PLC	593,881	3,449,463
Trinity Mirror PLC	620,189	895,720
TT electronics PLC	354,470	893,143
Tyman PLC	258,497	1,039,209
U & I Group PLC	503,493	1,052,994
Ultra Electronics Holdings PLC	73,866	1,913,818
Unite Group PLC (The)	233,476	1,858,262
Vedanta Resources PLC	854,031	8,650,178
Vesuvius PLC	465,475	3,029,587
Victrex PLC WS Atkins PLC	122,113 113,166	2,901,228 2,179,230
ZPG PLC(b)	257,517	1,168,904

Total United Kingdom		191,514,369
TOTAL COMMON STOCKS (Cost: $777,971,573)		768,649,627

RIGHTS – 0.0%
United Kingdom – 0.0%
Laird PLC, expiring 4/3/17* (Cost $603,123)	342,695	$297,823
EXCHANGE-TRADED FUND – 0.5%
United States – 0.5%
WisdomTree International MidCap Dividend Fund(a)(c)
(Cost: $3,561,722)	61,193	3,682,595
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.6%
United States – 8.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(d)
(Cost: $66,709,316)(e)	66,709,316	66,709,316
TOTAL INVESTMENTS IN SECURITIES – 108.3% (Cost: $848,845,734)		839,339,361
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (8.3)%		(64,340,223)

NET ASSETS – 100.0%		$774,999,138

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(e)

At March 31, 2017, the total market value of the Fund’s securities on loan was $72,826,924 and the total market value of the collateral held by the Fund was $76,672,588. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $9,963,272.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/3/2017	EUR	180,000	USD	192,420	$(99)
4/3/2017	SEK	2,787,188	GBP	250,000	438
4/3/2017	SEK	1,600,000	USD	179,141	(64)
4/4/2017	CHF	68,000	EUR	63,575	61
4/4/2017	DKK	470,000	EUR	63,196	(8)
4/4/2017	USD	267,168	EUR	250,000	220
4/4/2017	USD	968,538	GBP	773,000	(1,940)
4/4/2017	USD	451,735	SEK	4,040,000	759
					$(633)

CURRENCY LEGEND

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

SEK – Swedish krona

USD – U.S. dollar

See Notes to Financial Statements.

50	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Germany Hedged Equity Fund (DXGE)

March 31, 2017

Investments	Shares	Value

COMMON STOCKS – 99.6%
Germany – 99.6%
Aerospace & Defense – 0.8%
MTU Aero Engines AG	7,662	$999,367
Air Freight & Logistics – 3.3%
Deutsche Post AG Registered Shares	119,518	4,103,996
Airlines – 1.2%
Deutsche Lufthansa AG Registered Shares(a)	88,545	1,439,490
Auto Components – 3.2%
Continental AG	12,968	2,850,268
ElringKlinger AG(a)	5,728	111,623
Hella KGaA Hueck & Co.	18,986	843,226
Leoni AG(a)	3,466	178,847

Total Auto Components		3,983,964
Automobiles – 11.4%
Bayerische Motoren Werke AG	74,596	6,822,340
Daimler AG Registered Shares	98,587	7,296,703
Volkswagen AG	764	114,113

Total Automobiles		14,233,156
Capital Markets – 1.8%
AURELIUS Equity Opportunities SE & Co. KGaA(a)	10,955	476,996
Deutsche Boerse AG*	18,736	1,721,557

Total Capital Markets		2,198,553
Chemicals – 14.9%
BASF SE	82,313	8,180,476
Covestro AG(b)	19,387	1,496,263
Evonik Industries AG	69,575	2,274,461
Fuchs Petrolub SE	7,666	326,204
K+S AG Registered Shares(a)	47,183	1,099,623
LANXESS AG	13,185	886,876
Linde AG	16,274	2,717,053
Symrise AG	11,818	787,974
Wacker Chemie AG	8,092	835,620

Total Chemicals		18,604,550
Construction & Engineering – 0.9%
Hochtief AG	6,634	1,099,431
Construction Materials – 1.1%
HeidelbergCement AG	14,268	1,339,247
Diversified Telecommunication Services – 5.3%
Deutsche Telekom AG Registered Shares	376,526	6,614,565
Electrical Equipment – 0.7%
OSRAM Licht AG	13,820	868,394
Food & Staples Retailing – 1.1%
METRO AG	43,755	1,403,008
Food Products – 0.6%
Suedzucker AG	29,624	745,216
Health Care Equipment & Supplies – 0.1%
Carl Zeiss Meditec AG Bearer Shares	2,826	120,841
Health Care Providers & Services – 2.1%
Fresenius Medical Care AG & Co. KGaA	14,080	1,190,435
Fresenius SE & Co. KGaA	18,406	1,482,956

Total Health Care Providers & Services		2,673,391

Health Care Technology – 0.1%
CompuGroup Medical SE	1,635	$72,956
Hotels, Restaurants & Leisure – 1.1%
TUI AG(a)	100,235	1,389,930
Household Products – 1.4%
Henkel AG & Co. KGaA	15,104	1,682,489
Industrial Conglomerates – 7.5%
Indus Holding AG	2,004	129,824
Rheinmetall AG	9,231	776,315
Siemens AG Registered Shares	61,019	8,379,750

Total Industrial Conglomerates		9,285,889
Insurance – 13.4%
Allianz SE Registered Shares	42,679	7,926,655
Hannover Rueck SE	19,824	2,293,078
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	25,813	5,063,359
Talanx AG*	41,145	1,454,639

Total Insurance		16,737,731
Internet & Catalog Retail – 0.1%
Takkt AG	5,294	123,125
IT Services – 0.1%
Bechtle AG	948	103,168
Wirecard AG(a)	1,439	79,878

Total IT Services		183,046
Life Sciences Tools & Services – 0.1%
Gerresheimer AG	1,219	96,793
Machinery – 4.1%
DMG MORI AG	12,391	607,309
Duerr AG	8,630	772,384
GEA Group AG	18,826	802,192
KION Group AG	11,948	782,457
Krones AG(a)	1,374	154,524
KUKA AG(a)	607	65,636
MAN SE(a)	16,198	1,674,073
NORMA Group SE	2,106	99,886
Wacker Neuson SE	7,294	163,983

Total Machinery		5,122,444
Media – 1.0%
Axel Springer SE	18,997	1,051,875
CTS Eventim AG & Co. KGaA	4,609	178,844

Total Media		1,230,719
Metals & Mining – 1.4%
Aurubis AG(a)	12,786	859,080
Salzgitter AG	1,827	66,311
ThyssenKrupp AG	33,578	824,570

Total Metals & Mining		1,749,961
Multi-Utilities – 2.2%
E.ON SE	346,912	2,764,616
Personal Products – 0.8%
Beiersdorf AG	10,748	1,019,997

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	51

Schedule of Investments (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

March 31, 2017

Investments	Shares	Value

Pharmaceuticals – 6.5%
Bayer AG Registered Shares	60,092	$6,944,522
Merck KGaA	8,448	964,998
STADA Arzneimittel AG	2,845	174,630

Total Pharmaceuticals		8,084,150
Road & Rail – 0.1%
Sixt SE(a)	2,853	147,384
Semiconductors & Semiconductor Equipment – 1.2%
Infineon Technologies AG	75,233	1,540,510
SMA Solar Technology AG(a)	668	16,915

Total Semiconductors & Semiconductor Equipment		1,557,425
Software – 4.8%
Nemetschek SE	1,227	73,793
SAP SE	58,945	5,798,842
Software AG	3,959	156,946

Total Software		6,029,581
Specialty Retail – 0.7%
Fielmann AG	11,684	905,255
Textiles, Apparel & Luxury Goods – 2.8%
adidas AG	10,710	2,042,404
Hugo Boss AG	19,856	1,452,822

Total Textiles, Apparel & Luxury Goods		3,495,226
Thrifts & Mortgage Finance – 0.7%
Aareal Bank AG	21,104	817,098
Trading Companies & Distributors – 0.9%
BayWa AG	2,951	97,575
Brenntag AG	17,674	993,364

Total Trading Companies & Distributors		1,090,939
Transportation Infrastructure – 0.1%
Hamburger Hafen und Logistik AG	8,553	160,499
TOTAL COMMON STOCKS (Cost: $127,534,064)		124,174,422
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
United States – 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $2,085,623)(d)	2,085,623	2,085,623
TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $129,619,687)		126,260,045
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.3)%		(1,611,698)

NET ASSETS – 100.0%		$124,648,347

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $3,151,257 and the total market value of the collateral held by the Fund was $3,282,382. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,196,759.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	EUR	24,936,783	USD	26,538,722	$(132,404)
4/4/2017	EUR	24,937,322	USD	26,538,722	(132,981)
4/4/2017	EUR	24,938,447	USD	26,538,722	(134,184)
4/4/2017	EUR	24,937,955	USD	26,538,722	(133,657)
4/4/2017	EUR	19,000,472	USD	20,219,979	(101,968)
4/4/2017	EUR	47,854	USD	51,000	(182)
4/4/2017	USD	2,938,950	EUR	2,779,811	34,196
4/4/2017	USD	25,921,542	EUR	24,236,159	233
4/4/2017	USD	19,749,749	EUR	18,465,475	(7)
4/4/2017	USD	25,921,542	EUR	24,235,933	(10)
4/4/2017	USD	25,921,542	EUR	24,236,613	718
4/4/2017	USD	25,921,542	EUR	24,236,409	499
5/3/2017	EUR	24,939,104	USD	26,707,536	(770)
5/3/2017	EUR	19,001,045	USD	20,348,599	(396)
5/3/2017	EUR	24,938,732	USD	26,707,536	(370)
5/3/2017	EUR	24,939,453	USD	26,707,536	(1,144)
5/3/2017	EUR	24,939,826	USD	26,707,536	(1,543)
5/3/2017	USD	3,028,065	EUR	2,827,441	(43)
					$(604,013)

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

52	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2017

Investments	Shares	Value

COMMON STOCKS – 97.6%
Australia – 4.5%
Amcor Ltd.	497	$5,710
AMP Ltd.	1,531	6,050
Australia & New Zealand Banking Group Ltd.	983	23,861
BHP Billiton Ltd.	436	7,996
Commonwealth Bank of Australia	520	34,079
CSL Ltd.	77	7,362
Macquarie Group Ltd.	103	7,087
National Australia Bank Ltd.	1,074	27,315
QBE Insurance Group Ltd.	648	6,372
Rio Tinto Ltd.	246	11,346
Telstra Corp., Ltd.	6,192	22,012
Wesfarmers Ltd.	408	14,028
Westpac Banking Corp.	1,177	31,479
Woodside Petroleum Ltd.	277	6,779
Woolworths Ltd.	494	9,986

Total Australia		221,462
Austria – 0.2%
Andritz AG	83	4,162
OMV AG	133	5,247

Total Austria		9,409
Belgium – 0.9%
Anheuser-Busch InBev S.A.	289	31,806
Colruyt S.A.	77	3,790
Proximus SADP	180	5,663
Umicore S.A.	42	2,399

Total Belgium		43,658
Brazil – 0.7%
Ambev S.A.	1,889	10,852
Banco do Brasil S.A.	799	8,499
BB Seguridade Participacoes S.A.	650	5,978
BRF S.A.	100	1,216
Vale S.A.	1,066	10,002

Total Brazil		36,547
Canada – 6.9%
Agrium, Inc.	57	5,425
ARC Resources Ltd.	78	1,111
Bank of Montreal	303	22,567
Bank of Nova Scotia (The)	387	22,576
Barrick Gold Corp.	204	3,864
BCE, Inc.	452	19,956
Brookfield Asset Management, Inc. Class A	105	3,814
CAE, Inc.	114	1,737
Canadian Imperial Bank of Commerce	143	12,295
Canadian National Railway Co.	105	7,728
Canadian Natural Resources Ltd.	268	8,749
Canadian Tire Corp. Ltd. Class A	26	3,080
Crescent Point Energy Corp.	423	4,558
Enbridge, Inc.	366	15,289
Encana Corp.	372	4,346
Great-West Lifeco, Inc.	273	7,543

Imperial Oil Ltd.	81	$2,461
Intact Financial Corp.	36	2,553
Inter Pipeline Ltd.	325	6,831
Manulife Financial Corp.	655	11,586
Pembina Pipeline Corp.	235	7,425
Potash Corp. of Saskatchewan, Inc.(a)	479	8,160
Power Financial Corp.	307	8,096
Rogers Communications, Inc. Class B	179	7,892
Royal Bank of Canada	518	37,633
Shaw Communications, Inc. Class B	402	8,310
Sun Life Financial, Inc.	262	9,540
Suncor Energy, Inc.	557	17,053
Tahoe Resources, Inc.	110	881
TELUS Corp.	375	12,139
Thomson Reuters Corp.	237	10,220
Toronto-Dominion Bank (The)	588	29,368
TransCanada Corp.	283	13,023

Total Canada		337,809
Chile – 0.1%
S.A.C.I. Falabella	679	5,691
China – 3.8%
Agricultural Bank of China Ltd. Class H	12,000	5,528
Bank of China Ltd. Class H	24,000	11,920
Bank of Communications Co., Ltd. Class H	10,000	7,772
Belle International Holdings Ltd.	5,000	3,249
China CITIC Bank Corp., Ltd. Class H	4,000	2,651
China Communications Construction Co., Ltd. Class H	3,000	4,231
China Construction Bank Corp. Class H	61,500	49,460
China Life Insurance Co., Ltd. Class H	3,000	9,207
China Mobile Ltd.	3,500	38,303
China Overseas Land & Investment Ltd.	2,000	5,713
China Pacific Insurance Group Co., Ltd. Class H	1,600	5,775
China Petroleum & Chemical Corp. Class H	6,000	4,864
CITIC Ltd.	4,000	5,703
CNOOC Ltd.	9,000	10,747
Industrial & Commercial Bank of China Ltd. Class H	23,000	15,034
PetroChina Co., Ltd. Class H	6,000	4,393
Ping An Insurance Group Co. of China Ltd. Class H	500	2,799

Total China		187,349
Denmark – 1.2%
AP Moller – Maersk A/S Class B	3	4,992
Coloplast A/S Class B	93	7,283
Danske Bank A/S	312	10,658
Novo Nordisk A/S Class B	702	24,182
Pandora A/S	40	4,441
Vestas Wind Systems A/S	70	5,709

Total Denmark		57,265
Finland – 0.8%
Fortum Oyj	462	7,328
Kone Oyj Class B	163	7,176
Metso Oyj	119	3,612
Nokia Oyj	2,457	13,218

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	53

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2017

Investments	Shares	Value

Sampo Oyj Class A	55	$2,615
UPM-Kymmene Oyj	251	5,912

Total Finland		39,861
France – 8.1%
Accor S.A.	130	5,430
Air Liquide S.A.	58	6,644
Airbus SE	162	12,359
AXA S.A.	633	16,421
BNP Paribas S.A.	280	18,696
Capgemini S.A.	63	5,833
Carrefour S.A.	208	4,917
Christian Dior SE	29	6,755
Cie de Saint-Gobain	156	8,031
Cie Generale des Etablissements Michelin	52	6,332
Credit Agricole S.A.	891	12,103
Danone S.A.	153	10,434
Electricite de France S.A.	1,142	9,639
Engie S.A.	1,138	16,164
Essilor International S.A.	45	5,482
Eutelsat Communications S.A.	175	3,917
Hermes International	11	5,225
Iliad S.A.	6	1,345
Kering	31	8,039
Klepierre	106	4,134
L’Oreal S.A.	70	13,488
Legrand S.A.	94	5,682
LVMH Moet Hennessy Louis Vuitton SE	83	18,274
Natixis S.A.	1,265	7,815
Orange S.A.	751	11,699
Orpea	46	4,427
Pernod Ricard S.A.	51	6,049
Publicis Groupe S.A.	61	4,274
Renault S.A.	56	4,877
Safran S.A.	66	4,943
Sanofi	357	32,310
Schneider Electric SE	146	10,717
SCOR SE	78	2,956
Societe Generale S.A.	254	12,918
Teleperformance	25	2,707
TOTAL S.A.	837	42,447
Unibail-Rodamco SE	21	4,921
Valeo S.A.	70	4,674
Veolia Environnement S.A.	115	2,160
Vinci S.A.	174	13,827
Vivendi S.A.	965	18,810
Wendel S.A.	15	1,906

Total France		399,781
Germany – 6.8%
adidas AG	47	8,963
Allianz SE Registered Shares	162	30,088
BASF SE	286	28,423
Bayer AG Registered Shares	206	23,806
Bayerische Motoren Werke AG	213	19,480

Beiersdorf AG	35	$3,322
Continental AG	53	11,649
Daimler AG Registered Shares	468	34,638
Deutsche Post AG Registered Shares	352	12,087
Deutsche Telekom AG Registered Shares	1,549	27,212
E.ON SE	992	7,906
Freenet AG	112	3,652
GEA Group AG	83	3,537
Hannover Rueck SE	52	6,015
Henkel AG & Co. KGaA	53	5,904
K+S AG Registered Shares(a)	167	3,892
Linde AG	49	8,181
MAN SE	63	6,511
METRO AG	170	5,451
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	68	13,339
ProSiebenSat.1 Media SE	215	9,544
SAP SE	226	22,233
Siemens AG Registered Shares	280	38,452
Symrise AG	52	3,467

Total Germany		337,752
Hong Kong – 1.7%
AIA Group Ltd.	1,200	7,566
BOC Hong Kong Holdings Ltd.	3,000	12,256
CLP Holdings Ltd.	500	5,227
Hang Lung Properties Ltd.	1,000	2,599
Hang Seng Bank Ltd.	300	6,084
Hong Kong & China Gas Co., Ltd.	2,000	3,999
Hong Kong Exchanges & Clearing Ltd.	200	5,034
MTR Corp., Ltd.	1,000	5,617
Power Assets Holdings Ltd.	1,000	8,621
Sun Hung Kai Properties Ltd.	1,000	14,695
Swire Pacific Ltd. Class A	500	4,993
Wharf Holdings Ltd. (The)	1,000	8,583

Total Hong Kong		85,274
Hungary – 0.1%
OTP Bank PLC	132	3,700
Indonesia – 0.4%
Astra International Tbk PT	9,100	5,890
Bank Rakyat Indonesia Persero Tbk PT	5,700	5,550
Telekomunikasi Indonesia Persero Tbk PT	25,400	7,872

Total Indonesia		19,312
Ireland – 0.7%
CRH PLC	466	16,483
DCC PLC	59	5,183
Kerry Group PLC Class A	55	4,335
Smurfit Kappa Group PLC	240	6,358

Total Ireland		32,359
Israel – 0.3%
Bezeq Israeli Telecommunication Corp., Ltd.	4,255	7,630
Teva Pharmaceutical Industries Ltd.	251	8,234

Total Israel		15,864

See Notes to Financial Statements.

54	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2017

Investments	Shares	Value

Italy – 1.2%
Enel SpA	2,918	$13,776
Eni SpA	1,193	19,586
Intesa Sanpaolo SpA	4,941	13,455
Snam SpA	1,673	7,254
Terna Rete Elettrica Nazionale SpA	1,571	7,813

Total Italy		61,884
Japan – 19.0%
Aisin Seiki Co., Ltd.	100	4,909
Asahi Group Holdings Ltd.	200	7,553
Asahi Kasei Corp.	800	7,754
Astellas Pharma, Inc.	700	9,209
Bridgestone Corp.	400	16,164
Canon, Inc.	900	28,035
Casio Computer Co., Ltd.	300	4,170
Central Japan Railway Co.	30	4,884
Chugai Pharmaceutical Co., Ltd.	200	6,865
Dai-ichi Life Holdings, Inc.	400	7,167
Daiichi Sankyo Co., Ltd.	300	6,750
Daikin Industries Ltd.	100	10,038
Daiwa House Industry Co., Ltd.	230	6,597
Denso Corp.	330	14,502
East Japan Railway Co.	100	8,700
Eisai Co., Ltd.	110	5,690
Electric Power Development Co., Ltd.	300	7,013
FANUC Corp.	60	12,288
Fuji Heavy Industries Ltd.	400	14,657
FUJIFILM Holdings Corp.	120	4,682
Hitachi Ltd.	1,600	8,651
Honda Motor Co., Ltd.	700	21,051
Hoya Corp.	170	8,171
Isuzu Motors Ltd.	400	5,286
ITOCHU Corp.	900	12,761
Japan Airlines Co., Ltd.	250	7,911
Japan Post Holdings Co., Ltd.	1,700	21,313
Japan Tobacco, Inc.	800	25,975
JX Holdings, Inc.	1,700	8,341
Kao Corp.	130	7,121
Kawasaki Heavy Industries Ltd.	2,000	6,067
KDDI Corp.	800	20,978
Kirin Holdings Co., Ltd.	400	7,540
Komatsu Ltd.	400	10,415
Kyocera Corp.	170	9,462
LIXIL Group Corp.	200	5,070
Makita Corp.	200	7,000
Mazda Motor Corp.	400	5,754
Mitsubishi Chemical Holdings Corp.	1,000	7,730
Mitsubishi Corp.	600	12,953
Mitsubishi Electric Corp.	800	11,465
Mitsubishi Heavy Industries Ltd.	1,200	4,809
Mitsubishi Materials Corp.	100	3,024
Mitsubishi Motors Corp.	500	3,002
Mitsubishi Tanabe Pharma Corp.	300	6,241
Mitsubishi UFJ Financial Group, Inc.	5,000	31,396

Mitsui & Co., Ltd.	1,000	$14,471
Mizuho Financial Group, Inc.	11,200	20,504
MS&AD Insurance Group Holdings, Inc.	230	7,307
Murata Manufacturing Co., Ltd.	60	8,526
Nagoya Railroad Co., Ltd.	1,000	4,496
Nippon Telegraph & Telephone Corp.	700	29,852
Nissan Motor Co., Ltd.	2,600	25,048
Nitto Denko Corp.	100	7,720
Nomura Holdings, Inc.	1,300	8,072
NSK Ltd.	400	5,715
NTT Data Corp.	100	4,738
NTT DOCOMO, Inc.	1,500	34,899
Omron Corp.	100	4,384
Osaka Gas Co., Ltd.	500	1,898
Otsuka Holdings Co., Ltd.	200	9,014
Panasonic Corp.	900	10,161
Recruit Holdings Co., Ltd.	170	8,666
Ricoh Co., Ltd.	600	4,932
Secom Co., Ltd.	100	7,152
Seiko Epson Corp.	250	5,259
Sekisui House Ltd.	500	8,216
Seven & I Holdings Co., Ltd.	280	10,961
Shin-Etsu Chemical Co., Ltd.	100	8,655
Shionogi & Co., Ltd.	100	5,158
SoftBank Group Corp.	100	7,056
Sompo Holdings, Inc.	100	3,661
Sumitomo Corp.	800	10,751
Sumitomo Electric Industries Ltd.	400	6,627
Sumitomo Mitsui Financial Group, Inc.	630	22,869
Sumitomo Mitsui Trust Holdings, Inc.	200	6,928
T&D Holdings, Inc.	400	5,801
Takeda Pharmaceutical Co., Ltd.	380	17,832
Tokio Marine Holdings, Inc.	300	12,643
Tokyo Electron Ltd.	100	10,908
Tokyo Gas Co., Ltd.	1,000	4,546
Toray Industries, Inc.	700	6,200
Toyota Motor Corp.	1,420	76,996
Toyota Tsusho Corp.	200	6,049
Trend Micro, Inc.	170	7,552
Yahoo Japan Corp.	1,900	8,764

Total Japan		938,101
Malaysia – 0.3%
Malayan Banking Bhd	2,400	4,838
Public Bank Bhd	1,200	5,396
Tenaga Nasional Bhd	1,100	3,410

Total Malaysia		13,644
Mexico – 0.6%
Fomento Economico Mexicano S.A.B. de C.V.	729	6,427
Grupo Financiero Banorte S.A.B. de C.V. Class O	1,000	5,716
Grupo Mexico S.A.B. de C.V. Series B	1,504	4,494
Wal-Mart de Mexico S.A.B. de C.V.	5,746	13,168

Total Mexico		29,805

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	55

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2017

Investments	Shares	Value

Netherlands – 2.1%
ABN AMRO Group N.V. CVA(b)	316	$7,689
Aegon N.V.	1,444	7,368
ASML Holding N.V.	75	9,979
Heineken Holding N.V.	77	6,141
Heineken N.V.	110	9,389
ING Groep N.V.	1,539	23,324
Koninklijke Ahold Delhaize N.V.	307	6,587
Koninklijke DSM N.V.	82	5,561
Koninklijke Philips N.V.	344	11,086
NN Group N.V.	180	5,869
Steinhoff International Holdings N.V.	1,142	5,529
Wolters Kluwer N.V.	137	5,710

Total Netherlands		104,232
New Zealand – 0.1%
Spark New Zealand Ltd.	2,020	4,942
Norway – 0.5%
Marine Harvest ASA	195	2,972
Norsk Hydro ASA	796	4,621
Statoil ASA	593	10,128
Telenor ASA	398	6,622

Total Norway		24,343
Philippines – 0.2%
Ayala Land, Inc.	2,900	1,910
SM Investments Corp.	440	6,112

Total Philippines		8,022
Poland – 0.1%
Bank Pekao S.A.	32	1,067
Powszechny Zaklad Ubezpieczen S.A.	307	2,696

Total Poland		3,763
Portugal – 0.1%
Galp Energia, SGPS, S.A.	436	6,633
Russia – 0.9%
Gazprom PJSC ADR	1,874	8,377
Lukoil PJSC ADR	194	10,274
Magnit PJSC GDR Reg S	65	2,483
Mobile TeleSystems PJSC ADR	482	5,316
Novatek PJSC GDR Reg S	25	3,113
Rosneft Oil Co. PJSC GDR Reg S	1,255	7,141
Sberbank of Russia PJSC ADR	391	4,512
Tatneft PJSC ADR	105	3,869

Total Russia		45,085
Singapore – 0.9%
CapitaLand Ltd.	2,500	6,495
DBS Group Holdings Ltd.	500	6,942
Oversea-Chinese Banking Corp., Ltd.	1,000	6,956
Singapore Airlines Ltd.	500	3,604
Singapore Telecommunications Ltd.	4,300	12,063
United Overseas Bank Ltd.	406	6,424

Total Singapore		42,484

South Africa – 1.2%
Barclays Africa Group Ltd.	384	$3,995
FirstRand Ltd.	2,208	7,634
Gold Fields Ltd.	250	872
MTN Group Ltd.	1,569	14,276
Remgro Ltd.	158	2,429
Sanlam Ltd.	805	4,045
Sasol Ltd.	156	4,544
Standard Bank Group Ltd.	691	7,408
Tiger Brands Ltd.	168	5,017
Vodacom Group Ltd.	623	7,062

Total South Africa		57,282
South Korea – 3.4%
Hana Financial Group, Inc.	98	3,238
Hyundai Motor Co.	80	11,267
Kangwon Land, Inc.	120	4,099
KB Financial Group, Inc.	118	5,170
Kia Motors Corp.	128	4,241
Korea Electric Power Corp.	574	23,842
Korea Zinc Co., Ltd.	1	386
KT&G Corp.	68	5,929
LG Chem Ltd.	21	5,521
NAVER Corp.	4	3,058
POSCO	49	12,751
Samsung Electronics Co., Ltd.	27	49,736
Samsung Fire & Marine Insurance Co., Ltd.	15	3,595
Samsung Life Insurance Co., Ltd.	46	4,463
Shinhan Financial Group Co., Ltd.	151	6,292
SK Holdings Co., Ltd.	15	3,266
SK Hynix, Inc.	123	5,554
SK Innovation Co., Ltd.	43	6,402
SK Telecom Co., Ltd.	43	9,690

Total South Korea		168,500
Spain – 2.7%
ACS Actividades de Construccion y Servicios S.A.	129	4,401
Amadeus IT Group S.A.	133	6,765
Banco Bilbao Vizcaya Argentaria S.A.	1,504	11,695
Banco de Sabadell S.A.	2,733	5,022
Banco Santander S.A.	2,313	14,212
Bankinter S.A.(a)	321	2,702
Enagas S.A.	161	4,193
Endesa S.A.	420	9,896
Gas Natural SDG S.A.	192	4,218
Iberdrola S.A.	2,331	16,716
Industria de Diseno Textil S.A.	370	13,075
Red Electrica Corp. S.A.	265	5,102
Repsol S.A.	520	8,051
Telefonica S.A.	2,426	27,206

Total Spain		133,254
Sweden – 2.2%
Alfa Laval AB	334	6,326
Assa Abloy AB Class B	304	6,275
Atlas Copco AB Class B	476	15,184

See Notes to Financial Statements.

56	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2017

Investments	Shares	Value

Electrolux AB Series B	150	$4,185
Getinge AB Class B	254	4,472
Hennes & Mauritz AB Class B	177	4,540
Hexagon AB Class B	36	1,451
Nordea Bank AB	895	10,255
Sandvik AB	584	8,758
Skandinaviska Enskilda Banken AB Class A	591	6,599
SKF AB Class B(a)	246	4,885
Svenska Cellulosa AB SCA Class B	224	7,251
Svenska Handelsbanken AB Class A(a)	295	4,061
Swedbank AB Class A(a)	189	4,395
Telefonaktiebolaget LM Ericsson Class B(a)	976	6,537
Telia Co. AB	1,099	4,627
Volvo AB Class B	600	8,891

Total Sweden		108,692
Switzerland – 7.4%
ABB Ltd. Registered Shares*	884	20,692
Cie Financiere Richemont S.A. Registered Shares	135	10,682
Credit Suisse Group AG Registered Shares	868	12,921
EMS-Chemie Holding AG Registered Shares	9	5,246
Givaudan S.A. Registered Shares	4	7,209
Julius Baer Group Ltd.*	88	4,396
Kuehne + Nagel International AG Registered Shares	48	6,786
LafargeHolcim Ltd. Registered Shares	178	10,528
Nestle S.A. Registered Shares	820	62,957
Novartis AG Registered Shares	776	57,641
Partners Group Holding AG	14	7,532
Roche Holding AG Bearer Shares	37	9,417
Roche Holding AG Genusschein	203	51,878
Schindler Holding AG Registered Shares	29	5,502
SGS S.A. Registered Shares	4	8,540
Sonova Holding AG Registered Shares	49	6,800
Swatch Group AG (The) Registered Shares	70	4,881
Swiss Re AG	134	12,042
Swisscom AG Registered Shares	10	4,617
Syngenta AG Registered Shares	25	11,042
UBS Group AG Registered Shares	1,711	27,401
Zurich Insurance Group AG	58	15,494

Total Switzerland		364,204
Taiwan – 2.7%
Asustek Computer, Inc.	1,000	9,887
Cathay Financial Holding Co., Ltd.	4,000	6,420
China Steel Corp.	4,000	3,335
Chunghwa Telecom Co., Ltd.	4,000	13,578
Delta Electronics, Inc.	1,000	5,356
First Financial Holding Co., Ltd.	11,035	6,728
Formosa Petrochemical Corp.	2,000	6,987
Formosa Plastics Corp.	2,000	5,965
Hon Hai Precision Industry Co., Ltd.	5,940	17,815
Hua Nan Financial Holdings Co., Ltd.	9,550	5,335
MediaTek, Inc.	1,000	7,086
Mega Financial Holding Co., Ltd.	6,000	4,845
Nan Ya Plastics Corp.	3,000	7,109
Taiwan Semiconductor Manufacturing Co., Ltd.	5,000	31,144

Total Taiwan		131,590

Thailand – 0.3%
CP ALL PCL NVDR	2,900	$4,979
PTT PCL NVDR	800	9,010

Total Thailand		13,989
Turkey – 0.1%
Akbank TAS	1,183	2,771
Turkiye Garanti Bankasi AS	1,630	3,966

Total Turkey		6,737
United Kingdom – 14.4%
Admiral Group PLC	194	4,825
AstraZeneca PLC	379	23,281
Aviva PLC	664	4,417
BAE Systems PLC	941	7,560
Barclays PLC	2,977	8,380
BHP Billiton PLC	434	6,697
Booker Group PLC	2,637	6,443
BP PLC	9,564	54,720
British American Tobacco PLC	501	33,203
British Land Co. PLC (The)	761	5,805
BT Group PLC	1,511	6,012
Capita PLC	690	4,871
Carnival PLC	102	5,839
Centrica PLC	1,873	5,082
Compass Group PLC	512	9,642
Derwent London PLC	178	6,259
Diageo PLC	597	17,047
GKN PLC	1,260	5,724
GlaxoSmithKline PLC	1,967	40,818
Halma PLC	396	5,071
Hammerson PLC	877	6,262
HSBC Holdings PLC	7,345	59,782
Imperial Brands PLC	319	15,425
Inmarsat PLC	490	5,211
ITV PLC	3,538	9,684
Johnson Matthey PLC	86	3,312
Land Securities Group PLC	562	7,442
Legal & General Group PLC	1,615	4,994
Lloyds Banking Group PLC	17,890	14,836
London Stock Exchange Group PLC	114	4,520
Marks & Spencer Group PLC	1,603	6,755
Melrose Industries PLC	1,040	2,900
National Grid PLC	1,116	14,143
Old Mutual PLC	1,632	4,094
Pearson PLC	490	4,182
Persimmon PLC	265	6,939
Prudential PLC	261	5,503
Reckitt Benckiser Group PLC	134	12,209
RELX N.V.	340	6,313
RELX PLC	422	8,253
Rio Tinto PLC	460	18,461
Rolls-Royce Holdings PLC*	387	3,649
Royal Dutch Shell PLC Class A	2,338	61,278
Royal Dutch Shell PLC Class B	1,752	47,858

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	57

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2017

Investments	Shares	Value

Royal Mail PLC	712	$3,784
Schroders PLC	198	7,502
Severn Trent PLC	134	3,991
Smiths Group PLC	344	6,964
SSE PLC	292	5,389
St. James’s Place PLC	524	6,959
TechnipFMC PLC*	70	2,290
Unilever N.V. CVA	496	24,705
Unilever PLC	295	14,532
United Utilities Group PLC	525	6,522
Vodafone Group PLC	9,954	25,902
Whitbread PLC	109	5,395

Total United Kingdom		709,636
TOTAL COMMON STOCKS (Cost: $4,625,742)		4,809,915
EXCHANGE-TRADED NOTE – 1.8%
United States – 1.8%
iPath MSCI India Index ETN* (Cost: $80,785)	1,190	88,977
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $23,670)(d)	23,670	23,670
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $4,730,197)		4,922,562
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		4,207

NET ASSETS – 100.0%		$4,926,769

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $32,306 and the total market value of the collateral held by the Fund was $34,032. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,362.

ADR – American Depositary Receipt

CVA – Certificaten Van Aandelen (Certificate of Stock)

ETN – Exchange-Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/3/2017	HKD	33,543	EUR	4,050	$15
4/4/2017	AUD	1,946	GBP	1,185	(3)
4/4/2017	AUD	45,598	USD	35,030	246
4/4/2017	AUD	59,843	USD	45,974	$323
4/4/2017	AUD	59,842	USD	45,974	323
4/4/2017	AUD	59,844	USD	45,974	322
4/4/2017	AUD	59,843	USD	45,974	323
4/4/2017	CHF	390	SEK	3,486	1
4/4/2017	CHF	75,678	USD	75,712	106
4/4/2017	CHF	75,674	USD	75,712	110
4/4/2017	CHF	57,662	USD	57,689	81
4/4/2017	CHF	75,678	USD	75,712	106
4/4/2017	CHF	75,678	USD	75,712	106
4/4/2017	DKK	85,893	USD	12,299	(55)
4/4/2017	DKK	85,896	USD	12,299	(55)
4/4/2017	DKK	65,447	USD	9,371	(42)
4/4/2017	DKK	85,897	USD	12,299	(55)
4/4/2017	DKK	85,900	USD	12,299	(56)
4/4/2017	EUR	225,252	USD	239,717	(1,201)
4/4/2017	EUR	225,247	USD	239,717	(1,196)
4/4/2017	EUR	171,627	USD	182,642	(921)
4/4/2017	EUR	225,262	USD	239,717	(1,212)
4/4/2017	EUR	225,258	USD	239,717	(1,207)
4/4/2017	GBP	112,905	USD	140,618	(565)
4/4/2017	GBP	112,904	USD	140,618	(563)
4/4/2017	GBP	86,028	USD	107,142	(432)
4/4/2017	GBP	112,909	USD	140,618	(569)
4/4/2017	GBP	112,912	USD	140,618	(573)
4/4/2017	HUF	191,695	USD	661	(3)
4/4/2017	HUF	191,684	USD	661	(3)
4/4/2017	HUF	146,438	USD	505	(2)
4/4/2017	HUF	191,690	USD	661	(3)
4/4/2017	HUF	191,648	USD	661	(3)
4/4/2017	ILS	10,033	USD	2,758	(6)
4/4/2017	ILS	13,171	USD	3,618	(10)
4/4/2017	ILS	13,161	USD	3,618	(7)
4/4/2017	ILS	13,161	USD	3,618	(7)
4/4/2017	ILS	13,162	USD	3,618	(7)
4/4/2017	NOK	41,918	USD	5,017	137
4/4/2017	NOK	41,919	USD	5,017	136
4/4/2017	NOK	31,967	USD	3,826	104
4/4/2017	NOK	41,835	USD	5,017	146
4/4/2017	NOK	41,917	USD	5,017	137
4/4/2017	NZD	1,845	USD	1,333	43
4/4/2017	NZD	1,845	USD	1,333	43
4/4/2017	NZD	1,406	USD	1,016	33
4/4/2017	NZD	1,845	USD	1,333	43
4/4/2017	NZD	1,845	USD	1,333	43
4/4/2017	PHP	429,315	USD	8,507	(43)
4/4/2017	PLN	4,408	USD	1,085	(27)
4/4/2017	PLN	4,408	USD	1,085	(28)
4/4/2017	PLN	3,360	USD	827	(21)
4/4/2017	PLN	4,408	USD	1,085	(28)
4/4/2017	PLN	4,408	USD	1,085	(28)
4/4/2017	SEK	200,428	USD	22,292	(157)
4/4/2017	SEK	200,430	USD	22,292	(157)
4/4/2017	SEK	152,740	USD	16,988	(119)
4/4/2017	SEK	200,435	USD	22,292	(157)
4/4/2017	SEK	200,435	USD	22,292	(157)
4/4/2017	TRY	5,015	USD	1,370	(7)
4/4/2017	TRY	5,017	USD	1,370	(7)
4/4/2017	TRY	3,823	USD	1,044	(5)

See Notes to Financial Statements.

58	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	TRY	5,017	USD	1,370	$(7)
4/4/2017	TRY	5,017	USD	1,370	(7)
4/4/2017	USD	1,593	AUD	2,092	3
4/4/2017	USD	45,639	AUD	59,829	1
4/4/2017	USD	45,639	AUD	59,829	1
4/4/2017	USD	45,639	AUD	59,828	1
4/4/2017	USD	45,639	AUD	59,827	—
4/4/2017	USD	34,777	AUD	45,588	—
4/4/2017	USD	2,624	CHF	2,579	(48)
4/4/2017	USD	75,161	CHF	75,235	2
4/4/2017	USD	75,161	CHF	75,235	2
4/4/2017	USD	75,161	CHF	75,232	—
4/4/2017	USD	75,161	CHF	75,234	2
4/4/2017	USD	57,269	CHF	57,323	—
4/4/2017	USD	426	DKK	2,911	(7)
4/4/2017	USD	12,209	DKK	84,882	(1)
4/4/2017	USD	12,209	DKK	84,884	—
4/4/2017	USD	12,209	DKK	84,884	—
4/4/2017	USD	9,305	DKK	64,695	—
4/4/2017	USD	12,209	DKK	84,886	—
4/4/2017	USD	8,308	EUR	7,629	(148)
4/4/2017	USD	237,972	EUR	222,499	2
4/4/2017	USD	237,972	EUR	222,497	—
4/4/2017	USD	237,972	EUR	222,504	7
4/4/2017	USD	237,972	EUR	222,502	5
4/4/2017	USD	181,314	EUR	169,524	—
4/4/2017	USD	4,873	GBP	3,875	(27)
4/4/2017	USD	139,595	GBP	111,639	4
4/4/2017	USD	139,595	GBP	111,638	3
4/4/2017	USD	139,595	GBP	111,638	3
4/4/2017	USD	106,361	GBP	85,058	—
4/4/2017	USD	139,595	GBP	111,636	—
4/4/2017	USD	23	HUF	6,533	—
4/4/2017	USD	656	HUF	189,399	—
4/4/2017	USD	656	HUF	189,412	—
4/4/2017	USD	656	HUF	189,408	—
4/4/2017	USD	656	HUF	189,407	—
4/4/2017	USD	502	HUF	144,953	—
4/4/2017	USD	125	ILS	451	(1)
4/4/2017	USD	3,592	ILS	13,040	—
4/4/2017	USD	3,592	ILS	13,040	—
4/4/2017	USD	3,592	ILS	13,042	—
4/4/2017	USD	3,592	ILS	13,041	—
4/4/2017	USD	2,737	ILS	9,937	—
4/4/2017	USD	174	NOK	1,474	(2)
4/4/2017	USD	4,981	NOK	42,779	—
4/4/2017	USD	4,981	NOK	42,780	—
4/4/2017	USD	4,981	NOK	42,780	—
4/4/2017	USD	4,981	NOK	42,781	—
4/4/2017	USD	3,796	NOK	32,603	—
4/4/2017	USD	46	NZD	65	—
4/4/2017	USD	1,323	NZD	1,893	—
4/4/2017	USD	1,323	NZD	1,893	—
4/4/2017	USD	1,323	NZD	1,893	—
4/4/2017	USD	1,323	NZD	1,893	—
4/4/2017	USD	1,010	NZD	1,445	—
4/4/2017	USD	62	PHP	3,128	—
4/4/2017	USD	8,484	PHP	426,187	4
4/4/2017	USD	38	PLN	148	(1)
4/4/2017	USD	1,077	PLN	4,267	$—
4/4/2017	USD	1,077	PLN	4,267	—
4/4/2017	USD	1,077	PLN	4,267	—
4/4/2017	USD	1,077	PLN	4,267	—
4/4/2017	USD	821	PLN	3,253	—
4/4/2017	USD	773	SEK	6,776	(14)
4/4/2017	USD	22,130	SEK	197,593	1
4/4/2017	USD	22,130	SEK	197,588	1
4/4/2017	USD	22,130	SEK	197,587	—
4/4/2017	USD	22,130	SEK	197,583	—
4/4/2017	USD	16,863	SEK	150,558	—
4/4/2017	USD	47	TRY	170	—
4/4/2017	USD	1,360	TRY	4,954	—
4/4/2017	USD	1,360	TRY	4,954	—
4/4/2017	USD	1,360	TRY	4,954	—
4/4/2017	USD	1,360	TRY	4,954	—
4/4/2017	USD	1,037	TRY	3,776	—
4/5/2017	BRL	121,872	USD	38,992	616
4/5/2017	CAD	96,389	USD	72,798	521
4/5/2017	CAD	96,395	USD	72,798	516
4/5/2017	CAD	73,441	USD	55,466	396
4/5/2017	CAD	96,390	USD	72,798	520
4/5/2017	CAD	96,397	USD	72,798	515
4/5/2017	CLP	777,782	USD	1,195	20
4/5/2017	CLP	777,782	USD	1,194	20
4/5/2017	CLP	777,782	USD	1,195	20
4/5/2017	CLP	777,782	USD	1,193	18
4/5/2017	CLP	592,598	USD	910	15
4/5/2017	HKD	458,294	USD	59,063	90
4/5/2017	HKD	349,213	USD	45,005	69
4/5/2017	HKD	458,279	USD	59,063	92
4/5/2017	HKD	458,310	USD	59,063	88
4/5/2017	HKD	458,286	USD	59,063	91
4/5/2017	IDR	245,036,034	USD	18,314	(76)
4/5/2017	JPY	22,477,214	USD	201,196	(526)
4/5/2017	JPY	22,477,979	USD	201,196	(533)
4/5/2017	JPY	17,126,741	USD	153,294	(410)
4/5/2017	JPY	22,478,019	USD	201,196	(534)
4/5/2017	JPY	22,479,287	USD	201,196	(545)
4/5/2017	KRW	39,396,254	USD	34,841	(379)
4/5/2017	KRW	46,559,208	USD	41,188	(435)
4/5/2017	KRW	46,559,208	USD	41,184	(440)
4/5/2017	KRW	46,559,208	USD	41,188	(435)
4/5/2017	MXN	117,322	USD	5,838	(390)
4/5/2017	MXN	117,290	USD	5,838	(389)
4/5/2017	MXN	89,446	USD	4,451	(297)
4/5/2017	MXN	117,323	USD	5,838	(390)
4/5/2017	MXN	117,323	USD	5,838	(390)
4/5/2017	MYR	62,215	USD	13,963	(88)
4/5/2017	SGD	12,840	USD	9,182	(7)
4/5/2017	SGD	12,840	USD	9,182	(7)
4/5/2017	SGD	9,789	USD	7,000	(6)
4/5/2017	SGD	12,841	USD	9,182	(8)
4/5/2017	SGD	12,840	USD	9,182	(8)
4/5/2017	THB	507,112	USD	14,523	(203)
4/5/2017	USD	281	BRL	881	(4)
4/5/2017	USD	8,003	BRL	25,408	(2)
4/5/2017	USD	8,003	BRL	25,408	(2)
4/5/2017	USD	8,000	BRL	25,408	1

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	59

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/5/2017	USD	8,000	BRL	25,408	$1
4/5/2017	USD	6,106	BRL	19,359	(10)
4/5/2017	USD	2,523	CAD	3,376	8
4/5/2017	USD	72,268	CAD	96,384	5
4/5/2017	USD	72,268	CAD	96,380	2
4/5/2017	USD	72,268	CAD	96,379	2
4/5/2017	USD	55,063	CAD	73,435	2
4/5/2017	USD	72,268	CAD	96,378	1
4/5/2017	USD	42	CLP	27,579	—
4/5/2017	USD	1,166	CLP	771,990	—
4/5/2017	USD	1,166	CLP	771,990	—
4/5/2017	USD	1,166	CLP	771,990	—
4/5/2017	USD	1,166	CLP	771,990	—
4/5/2017	USD	889	CLP	588,187	—
4/5/2017	USD	2,047	HKD	15,896	(2)
4/5/2017	USD	58,634	HKD	455,660	—
4/5/2017	USD	58,634	HKD	455,663	—
4/5/2017	USD	58,634	HKD	455,674	2
4/5/2017	USD	58,634	HKD	455,665	—
4/5/2017	USD	44,674	HKD	347,184	1
4/5/2017	USD	134	IDR	1,781,609	—
4/5/2017	USD	18,255	IDR	243,254,425	1
4/5/2017	USD	6,973	JPY	769,641	(66)
4/5/2017	USD	199,732	JPY	22,255,737	3
4/5/2017	USD	199,732	JPY	22,255,996	5
4/5/2017	USD	199,732	JPY	22,255,577	1
4/5/2017	USD	152,177	JPY	16,957,463	8
4/5/2017	USD	199,732	JPY	22,255,417	—
4/5/2017	USD	1,163	KRW	1,290,797	(9)
4/5/2017	USD	158,990	KRW	177,783,081	(54)
4/5/2017	USD	202	MXN	3,817	1
4/5/2017	USD	5,796	MXN	109,184	—
4/5/2017	USD	5,796	MXN	109,180	—
4/5/2017	USD	5,796	MXN	109,182	—
4/5/2017	USD	5,796	MXN	109,183	—
4/5/2017	USD	4,417	MXN	83,190	(1)
4/5/2017	USD	103	MYR	452	—
4/5/2017	USD	13,961	MYR	61,763	(12)
4/5/2017	USD	318	SGD	443	(1)
4/5/2017	USD	9,116	SGD	12,738	—
4/5/2017	USD	9,116	SGD	12,738	—
4/5/2017	USD	9,116	SGD	12,738	—
4/5/2017	USD	6,946	SGD	9,706	—
4/5/2017	USD	9,116	SGD	12,738	—
4/5/2017	USD	107	THB	3,671	—
4/5/2017	USD	14,622	THB	503,441	(2)
4/5/2017	USD	446	ZAR	5,691	(22)
4/5/2017	USD	12,774	ZAR	171,319	—
4/5/2017	USD	12,774	ZAR	171,315	—
4/5/2017	USD	12,774	ZAR	171,313	—
4/5/2017	USD	12,774	ZAR	171,273	(3)
4/5/2017	USD	9,735	ZAR	130,534	(2)
4/5/2017	ZAR	169,324	USD	12,868	242
4/5/2017	ZAR	169,351	USD	12,868	240
4/5/2017	ZAR	169,329	USD	12,868	242
4/5/2017	ZAR	129,022	USD	9,805	184
4/5/2017	ZAR	169,327	USD	12,868	242
4/6/2017	INR	5,641,664	USD	84,129	(2,872)
4/6/2017	USD	618	INR	40,240	2
4/6/2017	USD	86,402	INR	5,601,424	$(22)
4/7/2017	TWD	4,007,045	USD	130,842	(1,136)
4/7/2017	USD	956	TWD	28,781	(8)
4/7/2017	USD	130,972	TWD	3,978,264	59
5/2/2017	AUD	61,651	USD	47,005	(2)
5/2/2017	AUD	61,652	USD	47,005	(3)
5/2/2017	AUD	61,648	USD	47,005	—
5/2/2017	AUD	61,650	USD	47,005	(2)
5/2/2017	AUD	47,017	USD	35,815	(34)
5/2/2017	DKK	84,825	USD	12,217	—
5/2/2017	DKK	84,828	USD	12,217	—
5/2/2017	DKK	84,832	USD	12,217	(1)
5/2/2017	DKK	84,829	USD	12,217	—
5/2/2017	DKK	64,653	USD	9,311	(1)
5/2/2017	NZD	1,765	USD	1,233	—
5/2/2017	NZD	1,765	USD	1,233	—
5/2/2017	NZD	1,765	USD	1,233	—
5/2/2017	NZD	1,765	USD	1,233	—
5/2/2017	NZD	1,347	USD	941	—
5/3/2017	CAD	95,483	USD	71,625	(1)
5/3/2017	CAD	95,486	USD	71,625	(3)
5/3/2017	CAD	95,482	USD	71,625	—
5/3/2017	CAD	95,482	USD	71,625	—
5/3/2017	CAD	72,753	USD	54,572	(3)
5/3/2017	CHF	76,994	USD	77,043	(6)
5/3/2017	CHF	76,993	USD	77,043	(5)
5/3/2017	CHF	76,989	USD	77,043	(1)
5/3/2017	CHF	76,993	USD	77,043	(5)
5/3/2017	CHF	58,661	USD	58,701	(2)
5/3/2017	EUR	235,943	USD	252,674	(7)
5/3/2017	EUR	235,947	USD	252,674	(11)
5/3/2017	EUR	235,950	USD	252,674	(15)
5/3/2017	EUR	179,769	USD	192,518	(4)
5/3/2017	EUR	235,940	USD	252,674	(4)
5/3/2017	GBP	114,333	USD	143,058	(8)
5/3/2017	GBP	114,333	USD	143,058	(8)
5/3/2017	GBP	114,334	USD	143,058	(10)
5/3/2017	GBP	114,328	USD	143,058	(2)
5/3/2017	GBP	87,110	USD	108,997	(4)
5/3/2017	HUF	183,459	USD	636	—
5/3/2017	HUF	183,483	USD	636	—
5/3/2017	HUF	183,478	USD	636	—
5/3/2017	HUF	183,476	USD	636	—
5/3/2017	HUF	139,923	USD	485	—
5/3/2017	ILS	12,483	USD	3,441	—
5/3/2017	ILS	12,484	USD	3,441	(1)
5/3/2017	ILS	12,487	USD	3,441	(1)
5/3/2017	ILS	12,483	USD	3,441	—
5/3/2017	ILS	9,518	USD	2,624	—
5/3/2017	NOK	42,562	USD	4,957	—
5/3/2017	NOK	42,563	USD	4,957	—
5/3/2017	NOK	42,563	USD	4,957	—
5/3/2017	NOK	32,448	USD	3,779	—
5/3/2017	NOK	42,563	USD	4,957	—
5/3/2017	PHP	433,343	USD	8,612	(6)
5/3/2017	SEK	201,449	USD	22,592	(2)
5/3/2017	SEK	201,443	USD	22,592	(1)
5/3/2017	SEK	201,447	USD	22,592	(1)
5/3/2017	SEK	153,512	USD	17,217	—

See Notes to Financial Statements.

60	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
5/3/2017	SEK	201,435	USD	22,592	$—
5/3/2017	TRY	5,091	USD	1,386	—
5/3/2017	TRY	5,091	USD	1,386	—
5/3/2017	TRY	5,092	USD	1,386	—
5/3/2017	TRY	5,091	USD	1,386	—
5/3/2017	TRY	3,881	USD	1,057	—
5/4/2017	BRL	25,417	USD	7,955	4
5/4/2017	BRL	25,417	USD	7,952	1
5/4/2017	BRL	25,417	USD	7,955	5
5/4/2017	BRL	25,417	USD	7,952	1
5/4/2017	BRL	19,367	USD	6,071	13
5/4/2017	CLP	810,788	USD	1,223	—
5/4/2017	CLP	810,788	USD	1,223	—
5/4/2017	CLP	810,788	USD	1,223	—
5/4/2017	CLP	810,788	USD	1,223	—
5/4/2017	CLP	617,747	USD	932	—
5/4/2017	HKD	454,890	USD	58,574	(2)
5/4/2017	HKD	454,894	USD	58,574	(2)
5/4/2017	HKD	454,902	USD	58,574	(3)
5/4/2017	HKD	454,902	USD	58,574	(3)
5/4/2017	HKD	346,622	USD	44,631	(3)
5/4/2017	IDR	260,407,068	USD	19,506	—
5/4/2017	INR	5,563,540	USD	85,567	(33)
5/4/2017	MXN	122,565	USD	6,477	(1)
5/4/2017	MXN	122,564	USD	6,477	(1)
5/4/2017	MXN	122,559	USD	6,477	(1)
5/4/2017	MXN	122,562	USD	6,477	(1)
5/4/2017	MXN	93,419	USD	4,938	1
5/4/2017	MYR	65,061	USD	14,650	(2)
5/4/2017	PLN	4,404	USD	1,111	—
5/4/2017	PLN	4,404	USD	1,111	—
5/4/2017	PLN	4,403	USD	1,111	—
5/4/2017	PLN	4,404	USD	1,111	—
5/4/2017	PLN	3,361	USD	848	—
5/4/2017	SGD	12,941	USD	9,262	(1)
5/4/2017	SGD	12,940	USD	9,262	(1)
5/4/2017	SGD	12,941	USD	9,262	(2)
5/4/2017	SGD	12,939	USD	9,262	—
5/4/2017	SGD	9,861	USD	7,058	(1)
5/4/2017	THB	521,366	USD	15,136	(1)
5/4/2017	TWD	4,006,676	USD	131,996	(79)
5/4/2017	ZAR	177,093	USD	13,137	(2)
5/4/2017	ZAR	177,090	USD	13,137	(2)
5/4/2017	ZAR	177,140	USD	13,137	(5)
5/4/2017	ZAR	177,082	USD	13,137	(1)
5/4/2017	ZAR	134,944	USD	10,013	1
5/8/2017	JPY	22,206,025	USD	199,519	(7)
5/8/2017	JPY	22,206,544	USD	199,519	(11)
5/8/2017	JPY	22,206,305	USD	199,519	(9)
5/8/2017	JPY	16,920,287	USD	152,018	(14)
5/8/2017	JPY	22,205,487	USD	199,519	(2)
5/8/2017	KRW	189,158,646	USD	169,209	57
					$(13,116)

CURRENCY LEGEND

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

HUF – Hungary forint

IDR – Indonesian rupiah

ILS – Israeli New shekel

INR – Indian rupee

JPY – Japanese yen

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PHP – Philippine peso

PLN – Polish zloty

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish New lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	61

Schedule of Investments

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.4%
Australia – 12.1%
Abacus Property Group	1,950	$4,820
BWP Trust	1,365	2,968
Charter Hall Group	1,484	6,249
Charter Hall Retail REIT	1,521	5,036
Cromwell Property Group	5,967	4,347
Dexus Property Group	3,367	25,094
Goodman Group	4,611	27,225
GPT Group (The)	5,748	22,582
Growthpoint Properties Australia Ltd.(a)	2,139	5,173
Investa Office Fund	2,238	8,109
LendLease Group	1,672	19,872
Mirvac Group	14,037	23,451
Scentre Group	17,455	57,124
Shopping Centres Australasia Property Group	1,582	2,703
Stockland	9,585	33,927
Vicinity Centres	14,863	32,087
Westfield Corp.	4,627	31,344

Total Australia		312,111
Austria – 0.5%
BUWOG AG*	87	2,201
CA Immobilien Anlagen AG*	288	6,344
IMMOFINANZ AG*	2,392	4,582

Total Austria		13,127
Belgium – 0.5%
Befimmo S.A.	75	4,272
Cofinimmo S.A.	80	9,164

Total Belgium		13,436
Brazil – 0.2%
Multiplan Empreendimentos Imobiliarios S.A.	315	6,578
Canada – 5.2%
Allied Properties Real Estate Investment Trust	232	6,278
Artis Real Estate Investment Trust	817	8,105
Boardwalk Real Estate Investment Trust	195	6,897
Canadian Apartment Properties REIT	354	8,839
Canadian Real Estate Investment Trust	250	9,088
Cominar Real Estate Investment Trust	1,047	11,305
Dream Office Real Estate Investment Trust	629	9,074
First Capital Realty, Inc.	712	10,693
Granite Real Estate Investment Trust	211	7,360
H&R Real Estate Investment Trust	1,190	20,585
RioCan Real Estate Investment Trust	1,269	24,930
Smart Real Estate Investment Trust	485	11,881

Total Canada		135,035
Chile – 0.1%
Parque Arauco S.A.	1,295	3,419
China – 15.7%
China Evergrande Group(a)	77,000	71,338
China Jinmao Holdings Group Ltd.	30,000	9,612
China Overseas Land & Investment Ltd.	22,000	62,845
China Resources Land Ltd.	14,200	$38,371
China South City Holdings Ltd.	14,000	2,882
China Vanke Co., Ltd. Class H	3,900	10,538
CIFI Holdings Group Co., Ltd.	42,000	16,321
Country Garden Holdings Co., Ltd.	66,000	59,363
Future Land Development Holdings Ltd.	12,000	3,490
Guangzhou R&F Properties Co., Ltd. Class H	8,800	13,747
Guorui Properties Ltd.	11,000	3,171
KWG Property Holding Ltd.	13,000	9,418
Logan Property Holdings Co., Ltd.	10,000	5,276
Longfor Properties Co., Ltd.	15,500	25,489
Red Star Macalline Group Corp. Ltd. Class H(b)	5,400	5,990
Shenzhen Investment Ltd.	26,000	11,642
Shimao Property Holdings Ltd.	13,000	20,642
Shui On Land Ltd.	10,000	2,252
Sino-Ocean Group Holding Ltd.	17,000	7,984
Sunac China Holdings Ltd.	11,000	14,267
Yuexiu Property Co., Ltd.	46,000	7,813
Yuzhou Properties Co., Ltd.	11,000	4,586

Total China		407,037
Finland – 0.5%
Citycon Oyj	3,602	8,553
Sponda Oyj	868	3,639

Total Finland		12,192
France – 7.3%
Fonciere Des Regions	296	24,792
Gecina S.A.	198	26,937
ICADE	339	24,902
Klepierre	938	36,578
Nexity S.A.*	231	11,386
Unibail-Rodamco SE	269	63,037

Total France		187,632
Germany – 2.9%
alstria office REIT-AG*	440	5,398
Deutsche Euroshop AG	127	5,206
Deutsche Wohnen AG Bearer Shares	462	15,251
LEG Immobilien AG*	121	9,944
TAG Immobilien AG	440	5,937
Vonovia SE	916	32,360

Total Germany		74,096
Hong Kong – 19.0%
Champion REIT	19,000	11,637
Hang Lung Group Ltd.	3,000	12,797
Hang Lung Properties Ltd.	13,000	33,790
Henderson Land Development Co., Ltd.	6,600	40,892
Hui Xian REIT	28,000	12,590
Hysan Development Co., Ltd.	3,000	13,608
Joy City Property Ltd.	10,000	1,480
Kowloon Development Co., Ltd.	1,000	1,037
Link REIT	6,000	42,038
New World Development Co., Ltd.	28,000	34,444
Sino Land Co., Ltd.	16,000	28,041

See Notes to Financial Statements.

62	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

March 31, 2017

Investments	Shares	Value
Sun Hung Kai Properties Ltd.	6,000	$88,168
Swire Pacific Ltd. Class A	2,000	19,971
Swire Pacific Ltd. Class B	5,000	8,673
Swire Properties Ltd.	10,800	34,603
Wharf Holdings Ltd. (The)	8,000	68,661
Wheelock & Co., Ltd.	4,000	31,628
Yuexiu Real Estate Investment Trust	13,000	7,661

Total Hong Kong		491,719
Indonesia – 0.1%
Bumi Serpong Damai Tbk PT	17,800	2,518
Summarecon Agung Tbk PT	3,300	332

Total Indonesia		2,850
Ireland – 0.1%
Green REIT PLC	559	813
Hibernia REIT PLC	433	577

Total Ireland		1,390
Israel – 1.0%
Alony Hetz Properties & Investments Ltd.	275	2,585
Azrieli Group Ltd.	202	10,694
Gazit-Globe Ltd.	685	7,028
Melisron Ltd.	120	6,660

Total Israel		26,967
Italy – 0.2%
Beni Stabili SpA SIIQ	6,480	4,065
Japan – 6.2%
Daibiru Corp.	500	4,388
Daito Trust Construction Co., Ltd.	200	27,452
Daiwa House Industry Co., Ltd.	1,500	43,023
Hulic Co., Ltd.	1,000	9,396
Kenedix, Inc.	700	2,783
Leopalace21 Corp.	700	3,612
Mitsubishi Estate Co., Ltd.	1,000	18,218
Mitsui Fudosan Co., Ltd.	1,000	21,305
Nomura Real Estate Holdings, Inc.	600	9,552
NTT Urban Development Corp.(a)	400	3,468
Open House Co., Ltd.	100	2,391
TOC Co., Ltd.	100	823
Tokyo Tatemono Co., Ltd.	600	7,904
Tokyu Fudosan Holdings Corp.	1,000	5,420

Total Japan		159,735
Malaysia – 1.5%
IGB Real Estate Investment Trust	10,000	3,819
IOI Properties Group Bhd	8,625	4,034
KLCCP Stapled Group	5,600	10,035
Pavilion Real Estate Investment Trust	4,200	1,651
SP Setia Bhd Group	9,900	7,941
Sunway Bhd	5,300	3,892
Sunway Real Estate Investment Trust	12,200	4,742
UEM Sunrise Bhd	7,400	2,124

Total Malaysia		38,238
Mexico – 1.4%
Concentradora Fibra Danhos S.A. de C.V.	5,193	$8,547
Fibra Uno Administracion S.A. de C.V.	11,562	19,693
PLA Administradora Industrial S de RL de C.V.*	2,291	3,725
Prologis Property Mexico S.A. de C.V.	2,200	3,751

Total Mexico		35,716
Netherlands – 0.4%
Eurocommercial Properties N.V. CVA	167	6,004
Wereldhave N.V.	97	4,289

Total Netherlands		10,293
New Zealand – 0.5%
Goodman Property Trust	5,973	5,031
Kiwi Property Group Ltd.	4,783	4,765
Precinct Properties New Zealand Ltd.	2,613	2,228

Total New Zealand		12,024
Norway – 0.3%
Entra ASA(b)	666	7,270
Philippines – 0.9%
Ayala Land, Inc.	9,400	6,192
Megaworld Corp.	32,000	2,156
Robinsons Land Corp.	3,500	1,604
SM Prime Holdings, Inc.	19,700	11,111
Vista Land & Lifescapes, Inc.	28,400	2,875

Total Philippines		23,938
Russia – 0.3%
LSR Group PJSC GDR Reg S	2,374	8,713
Singapore – 8.8%
Ascendas Real Estate Investment Trust	14,216	25,638
Ascott Residence Trust(a)	773	600
CapitaLand Commercial Trust	14,600	16,143
CapitaLand Ltd.	10,400	27,018
CapitaLand Mall Trust	12,500	17,623
CapitaLand Retail China Trust	2,200	2,330
CDL Hospitality Trusts	5,800	5,956
City Developments Ltd.	1,500	10,950
Frasers Centrepoint Ltd.	4,600	5,712
Frasers Centrepoint Trust(a)	3,900	5,889
Global Logistic Properties Ltd.	8,700	17,309
Keppel REIT	11,900	8,942
Mapletree Commercial Trust	9,515	10,419
Mapletree Greater China Commercial Trust	11,800	8,614
Mapletree Industrial Trust	9,800	12,484
Mapletree Logistics Trust	13,600	10,658
Sinarmas Land Ltd.(a)	3,500	1,227
SPH REIT	7,800	5,471
Starhill Global REIT	9,400	5,079
Suntec Real Estate Investment Trust	12,000	15,373
UOL Group Ltd.	1,800	8,979
Wheelock Properties Singapore Ltd.	4,100	5,472

Total Singapore		227,886

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	63

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

March 31, 2017

Investments	Shares	Value
South Africa – 3.2%
Fortress Income Fund Ltd.	3,687	$9,140
Fortress Income Fund Ltd. Class A	4,730	5,923
Growthpoint Properties Ltd.	14,612	28,224
Hyprop Investments Ltd.	934	8,547
Redefine Properties Ltd.	23,841	19,576
Resilient REIT Ltd.	1,176	10,221

Total South Africa		81,631
Spain – 0.4%
Inmobiliaria Colonial S.A.	801	5,999
Merlin Properties Socimi S.A.	391	4,383

Total Spain		10,382
Sweden – 1.2%
Castellum AB	423	5,628
Fabege AB(a)	334	5,331
Hemfosa Fastigheter AB	462	4,140
Hufvudstaden AB Class A	441	6,559
Klovern AB Class B	2,222	2,221
Wallenstam AB Class B	532	4,305
Wihlborgs Fastigheter AB	193	3,673

Total Sweden		31,857
Switzerland – 1.2%
PSP Swiss Property AG Registered Shares	116	10,563
Swiss Prime Site AG Registered Shares*	220	19,375

Total Switzerland		29,938
Taiwan – 0.7%
Highwealth Construction Corp.	10,000	17,566
Thailand – 1.1%
Central Pattana PCL NVDR	5,400	8,918
Land & Houses PCL NVDR	44,300	12,570
Supalai PCL NVDR	9,300	6,766

Total Thailand		28,254
Turkey – 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,955	6,335
United Kingdom – 5.7%
Assura PLC	11,677	8,447
Big Yellow Group PLC	642	5,864
British Land Co. PLC (The)	3,451	26,323
Capital & Counties Properties PLC	2,189	7,954
Grainger PLC	2,889	8,891
Hammerson PLC	2,196	15,680
Intu Properties PLC	2,652	9,259
Land Securities Group PLC	1,567	20,751
NewRiver REIT PLC	2,198	9,284
Safestore Holdings PLC	1,151	5,455
Segro PLC	1,581	9,019
Tritax Big Box REIT PLC	7,380	13,344
Unite Group PLC (The)	1,017	8,094

Total United Kingdom		148,365
TOTAL COMMON STOCKS (Cost: $2,413,266)		2,569,795
EXCHANGE-TRADED NOTE – 0.0%
United States – 0.0%
iPath MSCI India Index ETN* (Cost: $510)	8	$598
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $19,349)(d)	19,349	19,349
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $2,433,125)		2,589,742
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.2)%		(5,677)

NET ASSETS – 100.0%		$2,584,065

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $78,898 and the total market value of the collateral held by the Fund was $83,223. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $63,874.

CVA – Certificaten Van Aandelen (Certificate of Stock)

ETN – Exchange-Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	AUD	85,234	USD	65,481	$460
4/4/2017	AUD	85,233	USD	65,481	461
4/4/2017	AUD	64,947	USD	49,895	350
4/4/2017	AUD	85,235	USD	65,481	459
4/4/2017	AUD	85,235	USD	65,481	459
4/4/2017	CHF	4,724	USD	4,726	7
4/4/2017	CHF	6,197	USD	6,200	9
4/4/2017	CHF	6,197	USD	6,200	9
4/4/2017	CHF	6,197	USD	6,200	9
4/4/2017	CHF	6,197	USD	6,200	9
4/4/2017	EUR	62,775	USD	66,808	(333)
4/4/2017	EUR	62,777	USD	66,808	(335)
4/4/2017	EUR	47,836	USD	50,906	(257)
4/4/2017	EUR	62,780	USD	66,808	(338)
4/4/2017	EUR	62,778	USD	66,808	(336)
4/4/2017	GBP	25,098	USD	31,258	(126)
4/4/2017	GBP	25,098	USD	31,258	(125)
4/4/2017	GBP	19,124	USD	23,817	(96)
4/4/2017	GBP	25,099	USD	31,258	(127)
4/4/2017	GBP	25,099	USD	31,258	(126)
4/4/2017	ILS	19,432	USD	5,338	(14)

See Notes to Financial Statements.

64	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

March 31, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	ILS	19,418	USD	5,338	$(10)
4/4/2017	ILS	14,798	USD	4,068	(8)
4/4/2017	ILS	19,418	USD	5,338	(11)
4/4/2017	ILS	19,419	USD	5,338	(11)
4/4/2017	NOK	13,486	USD	1,614	44
4/4/2017	NOK	13,485	USD	1,614	44
4/4/2017	NOK	13,459	USD	1,614	47
4/4/2017	NOK	10,310	USD	1,234	34
4/4/2017	NOK	13,485	USD	1,614	44
4/4/2017	NZD	3,582	USD	2,588	84
4/4/2017	NZD	3,582	USD	2,588	84
4/4/2017	NZD	2,731	USD	1,973	64
4/4/2017	NZD	3,582	USD	2,588	84
4/4/2017	NZD	3,582	USD	2,588	84
4/4/2017	PHP	1,221,596	USD	24,207	(122)
4/4/2017	SEK	62,192	USD	6,917	(49)
4/4/2017	SEK	62,191	USD	6,917	(49)
4/4/2017	SEK	62,193	USD	6,917	(49)
4/4/2017	SEK	47,401	USD	5,272	(37)
4/4/2017	SEK	62,193	USD	6,917	(49)
4/4/2017	TRY	5,683	USD	1,552	(8)
4/4/2017	TRY	5,681	USD	1,552	(8)
4/4/2017	TRY	5,683	USD	1,552	(8)
4/4/2017	TRY	4,336	USD	1,184	(6)
4/4/2017	TRY	5,684	USD	1,552	(8)
4/4/2017	USD	49,895	AUD	65,409	2
4/4/2017	USD	65,481	AUD	85,840	2
4/4/2017	USD	65,481	AUD	85,840	2
4/4/2017	USD	65,481	AUD	85,839	1
4/4/2017	USD	65,481	AUD	85,837	—
4/4/2017	USD	6,200	CHF	6,206	—
4/4/2017	USD	4,726	CHF	4,728	(3)
4/4/2017	USD	6,200	CHF	6,206	—
4/4/2017	USD	6,200	CHF	6,206	—
4/4/2017	USD	6,200	CHF	6,206	—
4/4/2017	USD	66,808	EUR	62,464	1
4/4/2017	USD	50,906	EUR	47,598	2
4/4/2017	USD	66,808	EUR	62,465	2
4/4/2017	USD	66,808	EUR	62,465	1
4/4/2017	USD	66,808	EUR	62,464	—
4/4/2017	USD	23,817	GBP	19,046	(1)
4/4/2017	USD	31,258	GBP	24,998	1
4/4/2017	USD	31,258	GBP	24,998	1
4/4/2017	USD	31,258	GBP	24,998	1
4/4/2017	USD	31,258	GBP	24,997	—
4/4/2017	USD	4,068	ILS	14,770	—
4/4/2017	USD	5,338	ILS	19,378	—
4/4/2017	USD	5,338	ILS	19,379	—
4/4/2017	USD	5,338	ILS	19,381	(1)
4/4/2017	USD	5,338	ILS	19,380	—
4/4/2017	USD	1,234	NOK	10,598	—
4/4/2017	USD	1,614	NOK	13,862	—
4/4/2017	USD	1,614	NOK	13,862	—
4/4/2017	USD	1,614	NOK	13,862	—
4/4/2017	USD	1,614	NOK	13,862	—
4/4/2017	USD	2,588	NZD	3,702	—
4/4/2017	USD	1,973	NZD	2,822	—
4/4/2017	USD	2,588	NZD	3,702	—
4/4/2017	USD	2,588	NZD	3,702	$—
4/4/2017	USD	2,588	NZD	3,702	—
4/4/2017	USD	24,317	PHP	1,221,596	12
4/4/2017	USD	6,917	SEK	61,760	—
4/4/2017	USD	5,272	SEK	47,066	—
4/4/2017	USD	6,917	SEK	61,759	—
4/4/2017	USD	6,917	SEK	61,758	—
4/4/2017	USD	6,917	SEK	61,757	—
4/4/2017	USD	1,552	TRY	5,654	—
4/4/2017	USD	1,184	TRY	4,313	—
4/4/2017	USD	1,552	TRY	5,654	—
4/4/2017	USD	1,552	TRY	5,653	—
4/4/2017	USD	1,552	TRY	5,652	—
4/5/2017	BRL	18,749	USD	5,999	95
4/5/2017	CAD	38,117	USD	28,788	206
4/5/2017	CAD	29,045	USD	21,936	157
4/5/2017	CAD	38,120	USD	28,788	204
4/5/2017	CAD	38,117	USD	28,788	206
4/5/2017	CAD	38,120	USD	28,788	204
4/5/2017	CLP	408,070	USD	627	11
4/5/2017	CLP	408,070	USD	627	10
4/5/2017	CLP	408,070	USD	627	10
4/5/2017	CLP	408,070	USD	626	9
4/5/2017	CLP	310,913	USD	478	8
4/5/2017	HKD	1,368,124	USD	176,324	275
4/5/2017	HKD	1,368,171	USD	176,324	269
4/5/2017	HKD	1,042,440	USD	134,345	205
4/5/2017	HKD	1,368,218	USD	176,324	263
4/5/2017	HKD	1,368,146	USD	176,324	273
4/5/2017	IDR	32,871,803	USD	2,457	(10)
4/5/2017	JPY	3,807,014	USD	34,077	(89)
4/5/2017	JPY	3,807,143	USD	34,077	(90)
4/5/2017	JPY	2,901,157	USD	25,967	(70)
4/5/2017	JPY	3,807,365	USD	34,077	(92)
4/5/2017	JPY	3,807,150	USD	34,077	(90)
4/5/2017	MXN	135,272	USD	6,733	(448)
4/5/2017	MXN	135,308	USD	6,733	(450)
4/5/2017	MXN	103,172	USD	5,134	(343)
4/5/2017	MXN	135,309	USD	6,733	(450)
4/5/2017	MXN	135,309	USD	6,733	(450)
4/5/2017	MYR	163,199	USD	36,627	(231)
4/5/2017	SGD	64,820	USD	46,353	(37)
4/5/2017	SGD	64,820	USD	46,353	(37)
4/5/2017	SGD	64,823	USD	46,353	(39)
4/5/2017	SGD	49,393	USD	35,320	(29)
4/5/2017	SGD	64,822	USD	46,353	(38)
4/5/2017	THB	1,199,209	USD	34,344	(480)
4/5/2017	USD	949	BRL	3,001	(4)
4/5/2017	USD	1,240	BRL	3,937	—
4/5/2017	USD	1,240	BRL	3,937	—
4/5/2017	USD	1,240	BRL	3,937	—
4/5/2017	USD	1,245	BRL	3,937	(5)
4/5/2017	USD	21,936	CAD	29,253	(1)
4/5/2017	USD	28,788	CAD	38,395	2
4/5/2017	USD	28,788	CAD	38,393	1
4/5/2017	USD	28,788	CAD	38,393	1
4/5/2017	USD	28,788	CAD	38,393	1
4/5/2017	USD	470	CLP	310,913	—

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	65

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

March 31, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/5/2017	USD	616	CLP	408,070	$—
4/5/2017	USD	616	CLP	408,070	—
4/5/2017	USD	616	CLP	408,070	—
4/5/2017	USD	617	CLP	408,070	—
4/5/2017	USD	176,324	HKD	1,370,261	(1)
4/5/2017	USD	134,345	HKD	1,044,114	10
4/5/2017	USD	176,324	HKD	1,370,275	1
4/5/2017	USD	176,324	HKD	1,370,268	—
4/5/2017	USD	176,324	HKD	1,370,302	5
4/5/2017	USD	2,467	IDR	32,871,803	—
4/5/2017	USD	34,077	JPY	3,797,131	—
4/5/2017	USD	25,967	JPY	2,893,549	1
4/5/2017	USD	34,077	JPY	3,797,176	1
4/5/2017	USD	34,077	JPY	3,797,104	—
4/5/2017	USD	34,077	JPY	3,797,200	1
4/5/2017	USD	6,733	MXN	126,835	—
4/5/2017	USD	5,134	MXN	96,709	—
4/5/2017	USD	6,733	MXN	126,832	—
4/5/2017	USD	6,733	MXN	126,834	—
4/5/2017	USD	6,733	MXN	126,810	(1)
4/5/2017	USD	36,890	MYR	163,199	(32)
4/5/2017	USD	46,353	SGD	64,771	2
4/5/2017	USD	35,320	SGD	49,355	2
4/5/2017	USD	46,353	SGD	64,768	—
4/5/2017	USD	46,353	SGD	64,770	1
4/5/2017	USD	46,353	SGD	64,769	—
4/5/2017	USD	34,830	THB	1,199,209	(6)
4/5/2017	USD	18,297	ZAR	245,391	1
4/5/2017	USD	13,945	ZAR	187,030	1
4/5/2017	USD	18,297	ZAR	245,385	—
4/5/2017	USD	18,297	ZAR	245,324	(4)
4/5/2017	USD	18,297	ZAR	245,340	(3)
4/5/2017	ZAR	240,800	USD	18,297	342
4/5/2017	ZAR	240,762	USD	18,297	344
4/5/2017	ZAR	183,499	USD	13,945	262
4/5/2017	ZAR	240,766	USD	18,297	344
4/5/2017	ZAR	240,769	USD	18,297	344
4/6/2017	INR	56,517	USD	843	(29)
4/6/2017	USD	872	INR	56,517	—
4/7/2017	CNY	76,915	USD	11,171	22
4/7/2017	TWD	475,250	USD	15,518	(135)
4/7/2017	USD	11,152	CNY	76,915	(3)
4/7/2017	USD	15,646	TWD	475,250	7
5/2/2017	AUD	87,985	USD	67,083	(4)
5/2/2017	AUD	67,037	USD	51,111	(3)
5/2/2017	AUD	87,984	USD	67,083	(2)
5/2/2017	AUD	87,986	USD	67,083	(4)
5/2/2017	AUD	87,982	USD	67,083	(1)
5/2/2017	NZD	3,608	USD	2,520	—
5/2/2017	NZD	2,754	USD	1,924	—
5/2/2017	NZD	3,608	USD	2,520	—
5/2/2017	NZD	3,608	USD	2,520	—
5/2/2017	NZD	3,608	USD	2,520	—
5/3/2017	CAD	37,971	USD	28,483	—
5/3/2017	CAD	28,930	USD	21,702	1
5/3/2017	CAD	37,972	USD	28,483	(1)
5/3/2017	CAD	37,970	USD	28,483	—
5/3/2017	CAD	37,972	USD	28,483	(1)
5/3/2017	CHF	6,196	USD	6,200	$—
5/3/2017	CHF	4,720	USD	4,726	2
5/3/2017	CHF	6,196	USD	6,200	—
5/3/2017	CHF	6,196	USD	6,200	—
5/3/2017	CHF	6,196	USD	6,200	—
5/3/2017	EUR	63,447	USD	67,946	(2)
5/3/2017	EUR	48,345	USD	51,772	(3)
5/3/2017	EUR	63,448	USD	67,946	(3)
5/3/2017	EUR	63,449	USD	67,946	(4)
5/3/2017	EUR	63,446	USD	67,946	(1)
5/3/2017	GBP	18,712	USD	23,416	1
5/3/2017	GBP	24,558	USD	30,728	(2)
5/3/2017	GBP	24,558	USD	30,728	(2)
5/3/2017	GBP	24,558	USD	30,728	(2)
5/3/2017	GBP	24,557	USD	30,728	(1)
5/3/2017	ILS	20,765	USD	5,724	(1)
5/3/2017	ILS	15,833	USD	4,363	(2)
5/3/2017	ILS	20,767	USD	5,724	(1)
5/3/2017	ILS	20,771	USD	5,724	(2)
5/3/2017	ILS	20,766	USD	5,724	(1)
5/3/2017	NOK	10,397	USD	1,211	—
5/3/2017	NOK	13,635	USD	1,588	—
5/3/2017	NOK	13,635	USD	1,588	—
5/3/2017	NOK	13,635	USD	1,588	—
5/3/2017	NOK	13,635	USD	1,588	—
5/3/2017	PHP	1,183,859	USD	23,527	(16)
5/3/2017	SEK	45,309	USD	5,082	—
5/3/2017	SEK	59,475	USD	6,670	(1)
5/3/2017	SEK	59,473	USD	6,670	—
5/3/2017	SEK	59,475	USD	6,670	—
5/3/2017	SEK	59,471	USD	6,670	—
5/3/2017	TRY	5,282	USD	1,438	—
5/3/2017	TRY	4,029	USD	1,097	—
5/3/2017	TRY	5,282	USD	1,438	—
5/3/2017	TRY	5,283	USD	1,438	—
5/3/2017	TRY	5,281	USD	1,438	—
5/4/2017	BRL	3,119	USD	980	4
5/4/2017	BRL	4,093	USD	1,281	1
5/4/2017	BRL	4,093	USD	1,281	1
5/4/2017	BRL	4,093	USD	1,280	—
5/4/2017	BRL	4,093	USD	1,286	6
5/4/2017	CLP	437,882	USD	660	—
5/4/2017	CLP	333,628	USD	504	—
5/4/2017	CLP	437,882	USD	660	—
5/4/2017	CLP	437,882	USD	660	—
5/4/2017	CLP	437,882	USD	661	—
5/4/2017	CNY	76,400	USD	11,045	(1)
5/4/2017	HKD	1,455,563	USD	187,426	(5)
5/4/2017	HKD	1,109,133	USD	142,804	(18)
5/4/2017	HKD	1,455,601	USD	187,426	(10)
5/4/2017	HKD	1,455,577	USD	187,426	(7)
5/4/2017	HKD	1,455,610	USD	187,426	(11)
5/4/2017	IDR	32,415,526	USD	2,428	—
5/4/2017	INR	58,030	USD	892	—
5/4/2017	MXN	146,484	USD	7,741	(1)
5/4/2017	MXN	111,661	USD	5,898	(4)
5/4/2017	MXN	146,480	USD	7,741	(1)
5/4/2017	MXN	146,483	USD	7,741	(1)

See Notes to Financial Statements.

66	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

March 31, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
5/4/2017	MXN	146,451	USD	7,741	$1
5/4/2017	MYR	167,384	USD	37,691	(4)
5/4/2017	SGD	66,965	USD	47,928	(8)
5/4/2017	SGD	51,023	USD	36,520	(4)
5/4/2017	SGD	66,967	USD	47,928	(9)
5/4/2017	SGD	66,963	USD	47,928	(6)
5/4/2017	SGD	66,956	USD	47,928	(1)
5/4/2017	THB	957,918	USD	27,809	(1)
5/4/2017	TWD	506,576	USD	16,689	(10)
5/4/2017	ZAR	246,774	USD	18,306	(2)
5/4/2017	ZAR	188,031	USD	13,948	(2)
5/4/2017	ZAR	246,839	USD	18,306	(7)
5/4/2017	ZAR	246,770	USD	18,306	(2)
5/4/2017	ZAR	246,702	USD	18,306	3
5/8/2017	JPY	3,760,975	USD	33,792	(1)
5/8/2017	JPY	2,866,132	USD	25,751	(2)
5/8/2017	JPY	3,761,063	USD	33,792	(2)
5/8/2017	JPY	3,761,022	USD	33,792	(2)
5/8/2017	JPY	3,761,042	USD	33,792	(2)
					$462

CURRENCY LEGEND

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CNY – Chinese yuan

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

ILS – Israeli New shekel

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

MYR – Malaysian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PHP – Philippine peso

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish New lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	67

Schedule of Investments

WisdomTree International Dividend ex-Financials Fund (DOO)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 10.5%
Amcor Ltd.	150,237	$1,726,000
BHP Billiton Ltd.	190,362	3,491,032
Rio Tinto Ltd.	96,333	4,443,061
Telstra Corp., Ltd.	653,235	2,322,172
Wesfarmers Ltd.	78,204	2,688,782
Woodside Petroleum Ltd.	130,826	3,201,603
Woolworths Ltd.	156,322	3,160,131

Total Australia		21,032,781
Belgium – 0.7%
Anheuser-Busch InBev S.A.	11,980	1,318,479
China – 1.2%
CNOOC Ltd.	2,073,000	2,475,383
Denmark – 1.7%
AP Moller – Maersk A/S Class B	1,266	2,106,738
Coloplast A/S Class B	16,524	1,294,066

Total Denmark		3,400,804
Finland – 3.0%
Fortum Oyj	239,834	3,804,108
Nokia Oyj	421,562	2,267,934

Total Finland		6,072,042
France – 10.5%
Capgemini S.A.	7,884	729,902
Carrefour S.A.	51,155	1,209,153
Electricite de France S.A.(a)	369,880	3,122,115
Engie S.A.	213,149	3,027,487
Orange S.A.	110,247	1,717,427
Sanofi	23,540	2,130,494
TOTAL S.A.	57,311	2,906,395
Vivendi S.A.	315,463	6,149,176

Total France		20,992,149
Germany – 10.9%
BASF SE	25,732	2,557,312
Bayer AG Registered Shares	13,704	1,583,700
Bayerische Motoren Werke AG	24,729	2,261,645
Daimler AG Registered Shares	38,240	2,830,251
Deutsche Telekom AG Registered Shares	99,603	1,749,761
E.ON SE	280,846	2,238,122
Evonik Industries AG	69,466	2,270,898
SAP SE	9,703	954,553
Siemens AG Registered Shares	16,422	2,255,236
Telefonica Deutschland Holding AG	648,179	3,223,657

Total Germany		21,925,135
Israel – 0.4%
Teva Pharmaceutical Industries Ltd.	22,332	732,610
Italy – 3.2%
Atlantia SpA	67,349	1,743,201
Eni SpA	178,338	2,927,879
Snam SpA	416,846	1,807,425

Total Italy		6,478,505
Japan – 11.9%
Bridgestone Corp.	46,200	$1,866,989
Canon, Inc.	75,400	2,348,680
Daiichi Sankyo Co., Ltd.	54,700	1,230,664
Fuji Heavy Industries Ltd.	45,100	1,652,547
Hitachi Ltd.	247,000	1,335,525
ITOCHU Corp.	135,100	1,915,624
Kyocera Corp.	17,200	957,322
Mitsui & Co., Ltd.	186,900	2,704,624
Murata Manufacturing Co., Ltd.	5,750	817,116
Nissan Motor Co., Ltd.	176,800	1,703,265
Sumitomo Corp.	211,000	2,835,614
Takeda Pharmaceutical Co., Ltd.	41,900	1,966,213
Toyota Motor Corp.	33,145	1,797,201
Yahoo Japan Corp.(a)	179,000	825,684

Total Japan		23,957,068
Norway – 2.6%
Statoil ASA	156,259	2,668,933
Telenor ASA	156,940	2,611,129

Total Norway		5,280,062
Singapore – 1.1%
Singapore Telecommunications Ltd.	749,400	2,102,374
Spain – 9.1%
Abertis Infraestructuras S.A.	152,932	2,469,882
Amadeus IT Group S.A.	18,846	958,654
Ferrovial S.A.	89,120	1,788,171
Gas Natural SDG S.A.	122,632	2,694,047
Iberdrola S.A.	314,240	2,253,519
Repsol S.A.	240,400	3,721,808
Telefonica S.A.	394,040	4,418,854

Total Spain		18,304,935
Sweden – 2.8%
Hennes & Mauritz AB Class B	59,748	1,532,463
Telefonaktiebolaget LM Ericsson Class B(a)	364,691	2,442,629
Telia Co. AB	406,413	1,711,083

Total Sweden		5,686,175
Switzerland – 6.6%
Givaudan S.A. Registered Shares(a)	707	1,274,217
Kuehne + Nagel International AG Registered Shares	12,090	1,709,111
LafargeHolcim Ltd. Registered Shares	35,978	2,127,876
Nestle S.A. Registered Shares	19,608	1,505,445
Novartis AG Registered Shares	20,318	1,509,210
Roche Holding AG Bearer Shares	5,667	1,442,298
Swisscom AG Registered Shares	4,643	2,143,494
Syngenta AG Registered Shares	3,340	1,475,213

Total Switzerland		13,186,864
United Kingdom – 23.0%
AstraZeneca PLC	39,859	2,448,473
BAE Systems PLC	300,136	2,411,335
BHP Billiton PLC	260,018	4,012,222
BP PLC	685,460	3,921,815

See Notes to Financial Statements.

68	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

March 31, 2017

Investments	Shares	Value
British American Tobacco PLC	29,008	$1,922,472
Centrica PLC	958,701	2,601,413
Diageo PLC	56,568	1,615,244
GlaxoSmithKline PLC	130,176	2,701,311
Imperial Brands PLC	34,499	1,668,196
ITV PLC	1,190,435	3,258,501
National Grid PLC	146,757	1,859,897
Rio Tinto PLC	126,685	5,084,274
Royal Dutch Shell PLC Class A	141,397	3,705,936
Sky PLC	121,649	1,484,652
SSE PLC	124,527	2,298,351
Unilever N.V. CVA	32,473	1,617,445
Unilever PLC	30,995	1,526,860
Vodafone Group PLC	758,580	1,973,967

Total United Kingdom		46,112,364
TOTAL COMMON STOCKS (Cost: $226,418,204)		199,057,730
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree International LargeCap Dividend Fund(a)(b)
(Cost: $144,003)	3,287	149,230
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.8%
United States – 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $7,660,726)(d)	7,660,726	7,660,726
TOTAL INVESTMENTS IN SECURITIES – 103.1% (Cost: $234,222,933)		206,867,686
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.1)%		(6,299,865)

NET ASSETS – 100.0%		$200,567,821

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $7,285,882 and the total market value of the collateral held by the Fund was $7,670,955. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,229.

CVA - Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	69

Schedule of Investments

WisdomTree International Equity Fund (DWM)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.4%
Australia – 7.8%
Adelaide Brighton Ltd.	75,836	$328,596
Amcor Ltd.	60,908	699,743
AMP Ltd.	190,755	753,780
Ansell Ltd.	9,060	166,358
APN Outdoor Group Ltd.(a)	25,036	108,863
ASX Ltd.	13,036	501,999
Aurizon Holdings Ltd.	159,565	639,052
Australia & New Zealand Banking Group Ltd.	221,061	5,366,009
Bank of Queensland Ltd.	54,118	502,012
Bendigo & Adelaide Bank Ltd.	59,136	547,658
BHP Billiton Ltd.	226,291	4,149,930
Boral Ltd.	55,762	248,422
Brambles Ltd.	68,778	490,569
Brickworks Ltd.	31,999	358,345
Caltex Australia Ltd.	15,041	338,369
Coca-Cola Amatil Ltd.	64,861	535,365
Commonwealth Bank of Australia	106,397	6,972,879
Crown Resorts Ltd.	37,755	340,144
CSL Ltd.	10,814	1,033,905
ERM Power Ltd.(a)	160,825	160,718
Flight Centre Travel Group Ltd.(a)	8,602	189,512
Harvey Norman Holdings Ltd.(a)	67,765	234,176
Healthscope Ltd.	62,364	107,994
Incitec Pivot Ltd.	93,646	268,606
Insurance Australia Group Ltd.	221,304	1,021,371
IOOF Holdings Ltd.(a)	52,607	342,319
IRESS Ltd.	14,143	126,339
JB Hi-Fi Ltd.	12,493	235,398
Macquarie Group Ltd.	19,890	1,368,612
National Australia Bank Ltd.	212,967	5,416,478
Perpetual Ltd.	8,443	335,885
Platinum Asset Management Ltd.	62,647	245,164
Premier Investments Ltd.(a)	11,546	126,129
Primary Health Care Ltd.	92,595	252,171
QBE Insurance Group Ltd.	49,615	487,871
REA Group Ltd.	3,129	141,618
Regis Healthcare Ltd.(a)	47,565	162,194
Rio Tinto Ltd.	32,106	1,480,790
Sonic Healthcare Ltd.	30,505	514,749
Star Entertainment Grp Ltd. (The)	55,157	230,159
Suncorp Group Ltd.	115,839	1,167,338
Tabcorp Holdings Ltd.	83,919	304,084
Tatts Group Ltd.	155,826	526,602
Telstra Corp., Ltd.	834,584	2,966,846
Treasury Wine Estates Ltd.	24,963	232,896
Wesfarmers Ltd.	77,419	2,661,792
Westpac Banking Corp.	233,212	6,237,375
Woodside Petroleum Ltd.	59,261	1,450,248
Woolworths Ltd.	94,991	1,920,292

Total Australia		54,997,724
Austria – 0.4%
Andritz AG	5,120	256,747
Oesterreichische Post AG*	12,425	$496,217
OMV AG	21,196	836,189
UNIQA Insurance Group AG	35,919	279,639
Verbund AG	24,693	420,321
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,608	184,550
Voestalpine AG	9,658	381,166

Total Austria		2,854,829
Belgium – 1.6%
Ageas	17,766	696,219
Anheuser-Busch InBev S.A.	60,971	6,710,264
Bekaert S.A.	5,145	252,387
D’ieteren S.A./N.V.	4,610	216,454
Ion Beam Applications	4,197	230,236
Melexis N.V.	3,336	289,759
Proximus SADP	32,109	1,010,175
Solvay S.A.	4,569	559,780
UCB S.A.	8,562	665,841
Umicore S.A.	7,842	447,888

Total Belgium		11,079,003
China – 2.6%
China Merchants Port Holdings Co., Ltd.	145,774	426,733
China Mobile Ltd.	746,481	8,169,364
China Overseas Land & Investment Ltd.	241,175	688,938
China Power International Development Ltd.	1,165,400	433,379
China Resources Power Holdings Co., Ltd.	466,000	840,677
China South City Holdings Ltd.	896,000	184,469
CITIC Ltd.	734,000	1,046,480
CNOOC Ltd.	2,855,700	3,410,010
Dah Chong Hong Holdings Ltd.	337,000	147,003
Far East Horizon Ltd.	179,000	168,140
Fosun International Ltd.	125,987	189,349
Guangdong Investment Ltd.	290,000	413,459
Lenovo Group Ltd.	893,003	588,326
Shenzhen Investment Ltd.	788,000	352,859
Sino-Ocean Group Holding Ltd.	680,000	319,372
Sun Art Retail Group Ltd.	592,000	554,560
Yuexiu Property Co., Ltd.	2,146,000	364,501

Total China		18,297,619
Denmark – 0.9%
AP Moller – Maersk A/S Class B	367	610,721
Chr Hansen Holding A/S	7,105	457,401
Coloplast A/S Class B	7,733	605,605
Danske Bank A/S	32,958	1,125,817
FLSmidth & Co. A/S	2,209	118,508
Novo Nordisk A/S Class B	44,695	1,539,600
Novozymes A/S Class B	7,921	314,892
Pandora A/S	4,297	477,118
Tryg A/S	31,369	570,735
Vestas Wind Systems A/S	5,853	477,315

Total Denmark		6,297,712

See Notes to Financial Statements.

70	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2017

Investments	Shares	Value
Finland – 1.4%
Elisa Oyj	16,759	$594,200
Fortum Oyj	72,014	1,142,244
Kesko Oyj Class B(a)	4,693	224,367
Kone Oyj Class B	20,775	914,571
Konecranes Oyj	6,510	231,860
Lassila & Tikanoja Oyj	12,361	243,129
Metso Oyj(a)	9,721	295,070
Neste Oyj	13,807	539,891
Nokia Oyj	347,080	1,867,233
Nokian Renkaat Oyj	7,856	328,869
Sampo Oyj Class A	28,037	1,333,220
Stora Enso Oyj Class R(a)	44,376	525,883
Tieto Oyj	4,726	129,046
UPM-Kymmene Oyj(a)	34,519	812,974
Wartsila Oyj Abp	7,104	381,044

Total Finland		9,563,601
France – 11.4%
Accor S.A.	12,079	504,490
Aeroports de Paris	4,283	530,695
Air Liquide S.A.	11,349	1,300,014
Airbus SE	18,905	1,442,281
Amundi S.A.(a)(b)	6,963	411,909
Arkema S.A.	3,875	383,284
Atos SE	1,429	177,216
AXA S.A.	140,538	3,645,826
BNP Paribas S.A.	62,193	4,152,750
Bourbon Corp.(a)	5,978	63,618
Bouygues S.A.	21,869	892,445
Bureau Veritas S.A.	12,584	266,156
Capgemini S.A.	6,288	582,144
Carrefour S.A.	29,631	700,389
Casino Guichard Perrachon S.A.	8,705	488,146
Christian Dior SE	4,462	1,039,414
Cie de Saint-Gobain	25,814	1,328,976
Cie Generale des Etablissements Michelin	7,106	865,285
CNP Assurances	44,629	910,744
Credit Agricole S.A.	222,280	3,019,291
Danone S.A.	21,349	1,455,884
Dassault Systemes SE	1,680	145,796
Edenred	13,886	328,967
Eiffage S.A.	4,226	331,852
Electricite de France S.A.(a)	231,943	1,957,804
Elior Group(a)(b)	5,642	128,321
Engie S.A.	205,066	2,912,679
Essilor International S.A.	4,450	542,107
Eutelsat Communications S.A.	19,249	430,902
Havas S.A.	22,975	205,184
Hermes International	1,147	544,810
ICADE	1,719	126,272
Imerys S.A.	4,207	358,033
IPSOS	5,428	168,940
Kering	3,764	976,051
Klepierre	14,255	555,885
Korian S.A.	3,963	$120,292
L’Oreal S.A.	13,716	2,642,790
Legrand S.A.	5,998	362,585
LVMH Moet Hennessy Louis Vuitton SE	15,672	3,450,454
Metropole Television S.A.	17,961	401,877
Natixis S.A.	292,060	1,804,264
Neopost S.A.	9,062	348,824
Nexity S.A.*	6,432	317,035
Orange S.A.	130,934	2,039,689
Pernod Ricard S.A.	6,459	766,122
Publicis Groupe S.A.	6,555	459,284
Rallye S.A.	12,054	244,697
Remy Cointreau S.A.	2,704	265,405
Renault S.A.	13,436	1,170,187
Rexel S.A.	20,023	364,493
Safran S.A.	10,835	811,548
Sanofi	62,665	5,671,514
Sartorius Stedim Biotech	1,881	127,047
Schneider Electric SE	24,707	1,813,573
SCOR SE	17,564	665,573
Societe Generale S.A.	58,324	2,966,189
Sodexo S.A.	5,645	665,646
Sopra Steria Group	982	140,372
Suez	29,473	466,696
Teleperformance	1,455	157,565
Television Francaise 1(a)	19,863	237,938
Thales S.A.	9,407	912,153
TOTAL S.A.	173,960	8,821,980
Unibail-Rodamco SE	4,739	1,110,529
Valeo S.A.	8,869	592,201
Veolia Environnement S.A.	24,216	454,808
Vinci S.A.	27,111	2,154,444
Vivendi S.A.	200,857	3,915,213

Total France		80,317,547
Germany – 7.9%
adidas AG	5,278	1,006,518
Allianz SE Registered Shares	25,560	4,747,189
AURELIUS Equity Opportunities SE & Co. KGaA(a)	2,016	87,779
Axel Springer SE	2,329	128,958
BASF SE	39,644	3,939,922
Bayer AG Registered Shares	24,979	2,886,694
Bayerische Motoren Werke AG	31,632	2,892,974
Beiersdorf AG	5,995	568,932
Brenntag AG	5,979	336,049
Continental AG	5,593	1,229,299
Daimler AG Registered Shares	68,442	5,065,586
Deutsche Boerse AG*	10,887	1,000,352
Deutsche Lufthansa AG Registered Shares	9,591	155,922
Deutsche Post AG Registered Shares	48,870	1,678,093
Deutsche Telekom AG Registered Shares	215,592	3,787,381
Deutsche Wohnen AG Bearer Shares	7,813	257,920
E.ON SE	130,067	1,036,532
Evonik Industries AG	26,021	850,647
Fielmann AG	7,495	580,699

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	71

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2017

Investments	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	4,305	$305,411
Freenet AG	17,259	562,826
Fresenius Medical Care AG & Co. KGaA	5,945	502,637
Fresenius SE & Co. KGaA	9,550	769,436
GEA Group AG	8,207	349,707
Hannover Rueck SE	7,094	820,576
Henkel AG & Co. KGaA	6,498	723,835
Hugo Boss AG	5,792	423,788
Infineon Technologies AG	26,163	535,727
K+S AG Registered Shares(a)	12,655	294,931
LEG Immobilien AG*	1,398	114,893
Linde AG	4,582	764,996
MAN SE	5,723	591,475
Merck KGaA	4,312	492,551
METRO AG	3,900	125,054
MTU Aero Engines AG	2,851	371,860
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	10,012	1,963,908
ProSiebenSat.1 Media SE	14,530	645,011
SAP SE	30,304	2,981,222
Siemens AG Registered Shares	40,865	5,611,997
Software AG	5,317	210,781
STADA Arzneimittel AG	4,805	294,938
Suedzucker AG	9,795	246,401
Symrise AG	7,385	492,400
Talanx AG*	15,911	562,517
Telefonica Deutschland Holding AG	235,089	1,169,193
TUI AG	26,183	363,072
United Internet AG Registered Shares	8,147	361,441
VTG AG	3,938	128,231
Wacker Chemie AG	1,912	197,443
Wirecard AG(a)	3,453	191,675

Total Germany		55,407,379
Hong Kong – 3.0%
AIA Group Ltd.	195,365	1,231,794
Bank of East Asia Ltd. (The)	130,658	540,520
BOC Hong Kong Holdings Ltd.	620,444	2,534,787
CLP Holdings Ltd.	155,000	1,620,504
Dah Sing Banking Group Ltd.	119,600	235,768
Dah Sing Financial Holdings Ltd.	34,800	265,092
Galaxy Entertainment Group Ltd.	37,000	202,580
Hang Lung Group Ltd.	44,000	187,686
Hang Lung Properties Ltd.	290,000	753,780
Hang Seng Bank Ltd.	114,200	2,315,888
Henderson Land Development Co., Ltd.	122,983	761,968
Hong Kong & China Gas Co., Ltd.	440,312	880,454
Hong Kong Exchanges & Clearing Ltd.	29,900	752,550
MTR Corp., Ltd.	231,000	1,297,452
New World Development Co., Ltd.	555,000	682,725
Power Assets Holdings Ltd.	125,500	1,081,966
Sino Land Co., Ltd.	188,400	330,182
SJM Holdings Ltd.	680,760	553,613
Sun Hung Kai Properties Ltd.	100,000	1,469,472
Swire Pacific Ltd. Class B	127,500	221,154
Swire Properties Ltd.	233,400	$747,817
Television Broadcasts Ltd.(a)	100,500	406,061
Wharf Holdings Ltd. (The)	161,000	1,381,805
Wheelock & Co., Ltd.	67,000	529,775

Total Hong Kong		20,985,393
Ireland – 0.3%
C&C Group PLC	36,745	142,858
CRH PLC	22,209	785,532
DCC PLC	6,027	529,437
Kerry Group PLC Class A	5,567	438,823
Paddy Power Betfair PLC	2,762	296,887

Total Ireland		2,193,537
Israel – 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	322,291	577,913
Delek Automotive Systems Ltd.	48,490	441,559
Delek Group Ltd.	697	167,027
Gazit-Globe Ltd.	53,875	552,773
Harel Insurance Investments & Financial Services Ltd.	35,135	184,845
Israel Chemicals Ltd.	79,291	336,340
Migdal Insurance & Financial Holding Ltd.	202,084	194,820
Teva Pharmaceutical Industries Ltd.	34,023	1,116,138

Total Israel		3,571,415
Italy – 3.0%
A2A SpA	202,434	307,016
ACEA SpA	17,960	245,108
Assicurazioni Generali SpA	75,063	1,196,226
ASTM SpA	29,092	437,482
Atlantia SpA	50,417	1,304,948
Banca Generali SpA	20,960	549,235
Banca Mediolanum SpA	62,198	456,686
Banco BPM SpA	146,249	434,536
Davide Campari-Milano SpA	16,823	195,584
Enel SpA	523,128	2,469,683
Eni SpA	255,081	4,187,814
ERG SpA	22,870	288,635
FinecoBank Banca Fineco SpA	30,409	207,503
Intesa Sanpaolo SpA	1,155,419	3,146,291
Intesa Sanpaolo SpA RSP	55,489	141,486
Luxottica Group SpA	16,056	888,687
MARR SpA	14,393	312,499
Poste Italiane SpA(b)	46,564	311,266
Prysmian SpA	6,410	169,887
RAI Way SpA(b)	41,711	217,706
Saras SpA	115,347	220,954
Snam SpA	282,564	1,225,185
Societa Iniziative Autostradali e Servizi SpA	31,859	304,969
Telecom Italia SpA RSP	345,557	252,800
Terna Rete Elettrica Nazionale SpA	163,819	814,738
Tod’s SpA	1,694	132,897
TREVI – Finanziaria Industriale SpA*	63,755	64,234
UnipolSai Assicurazioni SpA	225,253	498,221

Total Italy		20,982,276

See Notes to Financial Statements.

72	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2017

Investments	Shares	Value
Japan – 17.0%
Aeon Co., Ltd.	30,500	$444,786
Aichi Steel Corp.	3,900	155,048
Air Water, Inc.	8,000	147,321
Aisin Seiki Co., Ltd.	8,000	392,713
Ajinomoto Co., Inc.	8,700	171,494
Altech Corp.	6,000	194,113
Amada Holdings Co., Ltd.	32,400	369,563
ANA Holdings, Inc.(a)	91,000	277,500
Aomori Bank Ltd. (The)	45,000	154,267
Aozora Bank Ltd.	196,000	721,170
Arcland Sakamoto Co., Ltd.	23,700	284,579
Asahi Glass Co., Ltd.	22,000	178,085
Asahi Holdings, Inc.	5,500	99,408
Asahi Kasei Corp.	57,000	552,454
Astellas Pharma, Inc.	68,400	899,887
Azbil Corp.	7,500	251,728
Bank of Kyoto Ltd. (The)	35,000	254,734
Bank of Saga Ltd. (The)	56,000	153,280
Belluna Co., Ltd.	38,400	287,061
Bridgestone Corp.	33,500	1,353,769
Brother Industries Ltd.	21,000	438,167
Canon, Inc.	78,100	2,432,784
Casio Computer Co., Ltd.(a)	7,900	109,819
Chiba Bank Ltd. (The)(a)	30,000	192,498
Chofu Seisakusho Co., Ltd.	4,800	112,128
Chugai Pharmaceutical Co., Ltd.	12,600	432,514
Clarion Co., Ltd.	45,000	185,363
COOKPAD, Inc.(a)	9,200	77,609
Dai-ichi Life Holdings, Inc.	40,633	728,025
Daido Steel Co., Ltd.	35,000	167,100
Daiichi Jitsugyo Co., Ltd.	26,000	162,631
Daiichi Sankyo Co., Ltd.	39,500	888,688
Daikin Industries Ltd.	6,400	642,412
Daito Trust Construction Co., Ltd.	3,800	521,592
Daiwa House Industry Co., Ltd.	21,500	616,656
Daiwa Securities Group, Inc.	102,000	620,531
DeNA Co., Ltd.(a)	5,800	117,582
Denka Co., Ltd.	53,000	274,917
Denso Corp.	30,900	1,357,958
Dentsu, Inc.	5,100	276,443
Disco Corp.	1,200	182,321
Dynam Japan Holdings Co., Ltd.	145,000	257,479
East Japan Railway Co.	7,300	635,073
Eisai Co., Ltd.	7,800	403,475
Electric Power Development Co., Ltd.	10,600	247,806
en-japan, Inc.	6,700	149,116
FANUC Corp.	8,100	1,658,817
Fast Retailing Co., Ltd.	1,400	438,733
France Bed Holdings Co., Ltd.	35,600	295,841
Fuji Heavy Industries Ltd.	29,800	1,091,927
FUJIFILM Holdings Corp.	15,300	597,006
Future Corp.	24,500	193,485
Gurunavi, Inc.	8,100	169,371
Hamamatsu Photonics K.K.	4,500	$129,431
Heiwa Real Estate Co., Ltd.	10,300	145,492
Hirose Electric Co., Ltd.	1,000	138,203
Hitachi Construction Machinery Co., Ltd.	19,400	483,128
Hitachi Ltd.	150,000	811,047
Honda Motor Co., Ltd.	62,800	1,888,565
Hoya Corp.	9,900	475,854
Hulic Co., Ltd.	12,200	114,632
Iida Group Holdings Co., Ltd.	10,400	159,411
Infomart Corp.(a)	26,000	148,398
Information Services International-Dentsu Ltd.	11,900	269,013
Internet Initiative Japan, Inc.	9,100	164,066
Isuzu Motors Ltd.	36,300	479,689
ITOCHU Corp.	86,100	1,220,838
Japan Airlines Co., Ltd.	15,100	477,812
Japan Exchange Group, Inc.	24,800	352,760
Japan Post Holdings Co., Ltd.	68,900	863,801
Japan Post Insurance Co., Ltd.(a)	10,300	235,801
Japan Tobacco, Inc.	62,044	2,014,495
JFE Holdings, Inc.	22,700	388,791
JGC Corp.	15,600	270,897
JX Holdings, Inc.(a)	116,000	569,121
kabu.com Securities Co., Ltd.	38,900	126,374
Kadokawa Dwango	10,100	144,661
Kajima Corp.	30,000	195,459
Kaneka Corp.	16,000	118,891
Kansai Paint Co., Ltd.	6,300	133,599
Kao Corp.	3,300	180,770
Kawasaki Heavy Industries Ltd.	91,000	276,030
KDDI Corp.	76,200	1,998,173
Kirin Holdings Co., Ltd.	33,700	635,258
Komatsu Ltd.	43,400	1,130,083
Kubota Corp.	39,700	595,340
Kurabo Industries Ltd.	138,000	303,419
Kureha Corp.	7,000	307,502
Kyocera Corp.	11,700	651,202
Kyoei Steel Ltd.	9,000	160,567
Kyokuto Kaihatsu Kogyo Co., Ltd.	12,300	203,988
Kyoritsu Maintenance Co., Ltd.(a)	3,400	101,149
Kyowa Hakko Kirin Co., Ltd.	18,600	294,115
Lawson, Inc.	5,000	338,778
LIXIL Group Corp.	17,600	446,199
Maeda Corp.	17,000	150,426
Maeda Road Construction Co., Ltd.	7,000	123,566
Makita Corp.	8,200	286,996
Marubeni Corp.	106,000	652,095
Marui Group Co., Ltd.(a)	15,800	214,533
Matsui Securities Co., Ltd.(a)	31,700	247,785
Mebuki Financial Group, Inc.	76,310	304,747
Medipal Holdings Corp.	16,500	258,539
MegaChips Corp.(a)	10,500	287,400
Mitsubishi Chemical Holdings Corp.	62,900	486,243
Mitsubishi Corp.	61,800	1,334,110
Mitsubishi Electric Corp.	50,600	725,192

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	73

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2017

Investments	Shares	Value
Mitsubishi Estate Co., Ltd.	20,000	$364,354
Mitsubishi Gas Chemical Co., Inc.	24,200	502,113
Mitsubishi Heavy Industries Ltd.	93,000	372,734
Mitsubishi Materials Corp.	6,500	196,581
Mitsubishi Motors Corp.	55,100	330,808
Mitsubishi Tanabe Pharma Corp.	26,200	545,020
Mitsubishi UFJ Financial Group, Inc.	450,400	2,828,187
Mitsuboshi Belting Ltd.	15,000	139,191
Mitsui & Co., Ltd.	113,200	1,638,114
Mitsui Fudosan Co., Ltd.	14,000	298,268
Mitsui Mining & Smelting Co., Ltd.	82,000	278,902
Mitsui OSK Lines Ltd.	86,000	270,125
Mixi, Inc.	6,400	307,852
Mizuho Financial Group, Inc.	1,050,500	1,923,198
Monex Group, Inc.	57,200	137,058
MS&AD Insurance Group Holdings, Inc.	25,230	801,527
Murata Manufacturing Co., Ltd.	4,300	611,061
Nabtesco Corp.	4,900	129,723
Nexon Co., Ltd.	10,500	166,692
Nichiha Corp.	8,400	246,505
Nidec Corp.	4,000	380,328
Nippon Electric Glass Co., Ltd.	36,000	217,428
Nippon Express Co., Ltd.	68,000	349,062
Nippon Kayaku Co., Ltd.	23,000	311,675
Nippon Parking Development Co., Ltd.(a)	110,300	146,499
Nippon Steel & Sumikin Bussan Corp.	3,500	146,998
Nippon Steel & Sumitomo Metal Corp.	27,400	630,719
Nippon Telegraph & Telephone Corp.	65,400	2,789,023
Nishi-Nippon Financial Holdings, Inc.	20,700	206,758
Nissan Motor Co., Ltd.	190,500	1,835,249
Nissha Printing Co., Ltd.(a)	700	16,572
Nisshinbo Holdings, Inc.	12,500	124,854
Nitto Denko Corp.	3,600	277,907
Nomura Holdings, Inc.	139,600	866,815
Nomura Real Estate Holdings, Inc.	17,000	270,645
NS Solutions Corp.	7,100	153,303
NSK Ltd.	33,800	482,900
NTT Data Corp.	4,600	217,966
NTT DOCOMO, Inc.	115,655	2,690,798
Oji Holdings Corp.	59,000	275,859
Omron Corp.	5,400	236,732
Ono Pharmaceutical Co., Ltd.(a)	4,400	90,997
Oracle Corp.	4,100	234,012
Oriental Land Co., Ltd.(a)	3,000	171,848
Otsuka Holdings Co., Ltd.	11,900	536,317
Outsourcing, Inc.(a)	2,600	103,132
Pacific Industrial Co., Ltd.	24,300	345,211
Panasonic Corp.	66,000	745,114
Park24 Co., Ltd.	9,700	253,664
Pasco Corp.(a)	37,000	117,213
Pigeon Corp.	3,800	121,233
Pilot Corp.	2,600	106,282
Pocket Card Co., Ltd.	25,600	139,682
Pressance Corp.(a)	18,700	224,877
Qol Co., Ltd.	8,900	$131,387
Resona Holdings, Inc.	153,700	824,708
Resorttrust, Inc.(a)	5,800	102,019
Ricoh Co., Ltd.(a)	47,100	387,181
Sac’s Bar Holdings, Inc.	10,600	120,336
Sanrio Co., Ltd.(a)	11,800	216,557
Sanwa Holdings Corp.	15,700	146,813
Sanyo Chemical Industries Ltd.	3,000	125,864
Sanyo Special Steel Co., Ltd.	38,000	201,544
Secom Co., Ltd.	3,100	221,699
Sega Sammy Holdings, Inc.	27,300	365,535
Seiko Epson Corp.	23,500	494,337
Seino Holdings Co., Ltd.(a)	13,300	149,197
Sekisui House Ltd.	38,200	627,696
Seven & I Holdings Co., Ltd.	23,400	916,008
Seven Bank Ltd.(a)	37,900	123,805
Shikoku Bank Ltd. (The)	63,000	164,525
Shikoku Electric Power Co., Inc.(a)	24,100	264,510
Shima Seiki Manufacturing Ltd.(a)	6,300	236,893
Shimano, Inc.	800	116,665
Shin-Etsu Chemical Co., Ltd.	8,700	752,964
Shionogi & Co., Ltd.	7,000	361,088
Ship Healthcare Holdings, Inc.	6,600	175,380
Shizuoka Bank Ltd. (The)	19,000	154,483
Showa Denko K.K.*	19,500	347,371
Showa Shell Sekiyu K.K.	21,600	218,462
SMC Corp.	1,000	295,432
SoftBank Group Corp.	10,000	705,555
Sojitz Corp.	134,000	335,511
Sompo Holdings, Inc.	12,700	464,895
Sony Corp.	4,300	145,327
Sony Financial Holdings, Inc.(a)	15,300	245,640
Sumitomo Chemical Co., Ltd.	65,000	362,829
Sumitomo Corp.	80,400	1,080,490
Sumitomo Dainippon Pharma Co., Ltd.(a)	19,100	315,048
Sumitomo Electric Industries Ltd.	31,100	515,217
Sumitomo Heavy Industries Ltd.	48,000	334,273
Sumitomo Metal Mining Co., Ltd.	24,000	341,057
Sumitomo Mitsui Financial Group, Inc.	58,900	2,138,118
Sumitomo Mitsui Trust Holdings, Inc.(a)	15,507	537,171
Sumitomo Realty & Development Co., Ltd.	10,000	258,997
Sumitomo Rubber Industries Ltd.	19,800	337,078
Sun Frontier Fudousan Co., Ltd.	11,700	101,849
Suntory Beverage & Food Ltd.	9,200	387,221
Suruga Bank Ltd.	9,300	195,631
Suzuken Co., Ltd.	4,000	131,024
Suzuki Motor Corp.	11,900	493,600
Systena Corp.	9,700	148,943
T&D Holdings, Inc.	25,500	369,811
Taiheiyo Cement Corp.	69,000	230,351
Taisei Corp.	54,000	393,018
Taiyo Holdings Co., Ltd.	7,800	340,546
Taiyo Nippon Sanso Corp.	10,000	116,845
Takashimaya Co., Ltd.	25,000	218,523

See Notes to Financial Statements.

74	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2017

Investments	Shares	Value
Takeda Pharmaceutical Co., Ltd.	36,900	$1,731,581
Takuma Co., Ltd.	16,300	159,299
Tanseisha Co., Ltd.	15,700	138,500
Teijin Ltd.	15,100	284,438
Terumo Corp.	9,000	312,169
TOA Corp.	26,900	233,199
Toda Corp.	29,000	174,370
Toho Co., Ltd.	8,600	227,754
Toho Zinc Co., Ltd.(a)	16,000	78,399
Tokai Rika Co., Ltd.	9,100	183,176
Tokio Marine Holdings, Inc.	24,600	1,036,719
Tokyo Electron Ltd.	6,700	730,849
Tokyo Gas Co., Ltd.	79,000	359,162
Tokyo Tatemono Co., Ltd.	19,900	262,166
Tomy Co., Ltd.	15,700	156,817
TonenGeneral Sekiyu K.K.	38,000	475,413
Toppan Forms Co., Ltd.	11,200	109,558
Tosei Corp.	35,300	231,891
TOTO Ltd.	7,200	271,704
Toyo Ink SC Holdings Co., Ltd.	43,000	206,838
Toyo Seikan Group Holdings Ltd.	13,200	214,176
Toyoda Gosei Co., Ltd.	12,600	320,117
Toyota Motor Corp.	146,410	7,938,699
Toyota Tsusho Corp.	21,300	644,180
Trend Micro, Inc.	9,100	404,245
TS Tech Co., Ltd.	10,100	271,194
UACJ Corp.	47,000	123,163
Ube Industries Ltd.	158,000	355,901
Unicharm Corp.	7,600	181,935
Union Tool Co.	5,500	172,261
United Arrows Ltd.(a)	3,100	93,754
USS Co., Ltd.	16,860	280,823
Wacoal Holdings Corp.	16,000	197,290
West Japan Railway Co.	8,820	573,146
Xebio Holdings Co., Ltd.	16,400	254,029
Yahoo Japan Corp.(a)	165,210	762,074
Yakult Honsha Co., Ltd.	4,000	221,843
Yamada Denki Co., Ltd.(a)	52,200	259,993
Yamagata Bank Ltd. (The)(a)	58,000	252,445
Yamaha Corp.	6,900	189,792
Yamaha Motor Co., Ltd.	12,700	305,561
Yamanashi Chuo Bank Ltd. (The)	44,000	196,644
Yamato Kogyo Co., Ltd.	8,000	206,192
Yamazen Corp.	33,000	296,742
Yokogawa Electric Corp.	20,900	328,608
Yokohama Rubber Co., Ltd. (The)	10,000	195,549
Yuasa Trading Co., Ltd.	10,200	282,393
Yusen Logistics Co., Ltd.	18,700	188,124
Zeon Corp.	12,000	136,875

Total Japan		119,837,723
Netherlands – 1.9%
ABN AMRO Group N.V. CVA(b)	21,939	533,825
Aegon N.V.	130,304	664,918
Akzo Nobel N.V.	8,917	741,325
ASML Holding N.V.	5,081	$676,037
Boskalis Westminster	8,195	283,327
Heineken N.V.	13,832	1,180,562
ING Groep N.V.	229,176	3,473,281
Koninklijke Ahold Delhaize N.V.	65,016	1,394,929
Koninklijke DSM N.V.	7,256	492,103
Koninklijke KPN N.V.	133,409	402,807
Koninklijke Philips N.V.	45,942	1,480,505
NN Group N.V.	15,924	519,206
Randstad Holding N.V.(a)	8,400	486,046
Steinhoff International Holdings N.V.	35,433	171,561
Wolters Kluwer N.V.	20,708	863,006

Total Netherlands		13,363,438
New Zealand – 0.5%
Air New Zealand Ltd.	92,880	159,722
Auckland International Airport Ltd.	64,697	305,731
Contact Energy Ltd.	75,022	265,367
EBOS Group Ltd.	11,036	140,794
Fisher & Paykel Healthcare Corp., Ltd.	40,819	276,785
Fletcher Building Ltd.	88,664	515,678
Heartland Bank Ltd.	146,407	167,847
Kathmandu Holdings Ltd.	123,354	170,737
Mercury NZ Ltd.	134,249	295,617
New Zealand Refining Co., Ltd. (The)	70,221	116,829
SKY Network Television Ltd.	77,504	212,382
Spark New Zealand Ltd.	196,314	480,317
Trade Me Group Ltd.	77,682	278,578
Trustpower Ltd.	34,198	109,968
Vector Ltd.	94,634	211,692

Total New Zealand		3,708,044
Norway – 1.5%
Aker ASA Class A	12,430	480,476
Atea ASA*	29,553	347,525
Austevoll Seafood ASA	30,523	223,888
DNB ASA	47,732	756,363
Gjensidige Forsikring ASA	51,277	780,895
Leroy Seafood Group ASA	2,552	111,720
Marine Harvest ASA*	51,297	781,797
Norsk Hydro ASA	96,194	558,422
Salmar ASA	8,591	185,245
SpareBank 1 SMN	28,214	218,448
Statoil ASA	214,000	3,655,160
Telenor ASA	76,231	1,268,313
Tomra Systems ASA	20,509	224,458
Yara International ASA	16,909	650,853

Total Norway		10,243,563
Portugal – 0.3%
EDP – Energias de Portugal S.A.	314,668	1,068,556
Galp Energia, SGPS, S.A.	38,406	584,322
Jeronimo Martins, SGPS, S.A.	26,120	468,498
Navigator Co. S.A. (The)	63,611	256,220

Total Portugal		2,377,596

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	75

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2017

Investments	Shares	Value
Singapore – 1.9%
Asian Pay Television Trust	817,200	$271,952
CapitaLand Ltd.	222,500	578,025
China Aviation Oil Singapore Corp., Ltd.(a)	150,100	163,818
City Developments Ltd.	20,400	148,916
ComfortDelGro Corp., Ltd.	135,600	248,433
DBS Group Holdings Ltd.	102,300	1,420,325
Global Logistic Properties Ltd.	94,700	188,411
Hutchison Port Holdings Trust	1,329,236	551,633
Jardine Cycle & Carriage Ltd.	17,355	544,758
Keppel Corp., Ltd.	145,900	724,645
Oversea-Chinese Banking Corp., Ltd.	217,195	1,510,868
SATS Ltd.	133,000	464,496
Sembcorp Industries Ltd.	102,200	232,589
Sembcorp Marine Ltd.	182,100	249,568
Singapore Airlines Ltd.	59,800	430,964
Singapore Post Ltd.(a)	287,200	279,533
Singapore Press Holdings Ltd.(a)	158,800	403,449
Singapore Technologies Engineering Ltd.	222,400	593,682
Singapore Telecommunications Ltd.	930,700	2,610,995
StarHub Ltd.(a)	126,400	260,525
Super Group Ltd.	172,800	161,386
United Overseas Bank Ltd.(a)	68,001	1,076,005
UOL Group Ltd.	31,300	156,130
Wilmar International Ltd.	113,300	286,230

Total Singapore		13,557,336
Spain – 5.0%
Abertis Infraestructuras S.A.	51,402	830,152
Acciona S.A.	1,653	132,827
ACS Actividades de Construccion y Servicios S.A.	27,135	925,664
Almirall S.A.	12,153	197,833
Amadeus IT Group S.A.	15,983	813,020
Banco Bilbao Vizcaya Argentaria S.A.	480,274	3,734,431
Banco de Sabadell S.A.	329,793	605,990
Banco Santander S.A.	904,511	5,557,824
Bankia S.A.(a)	1,050,377	1,197,577
Bankinter S.A.(a)	27,327	230,050
Bolsas y Mercados Espanoles SHMSF S.A.	12,106	402,682
CaixaBank S.A.	586,154	2,525,864
Cie Automotive S.A.	5,921	117,030
EDP Renovaveis S.A.	16,483	122,189
Endesa S.A.	50,933	1,200,092
Ferrovial S.A.	54,434	1,092,205
Gas Natural SDG S.A.	63,486	1,394,695
Grifols S.A.	5,726	140,796
Iberdrola S.A.	332,549	2,384,819
Industria de Diseno Textil S.A.	77,399	2,735,120
Mapfre S.A.	185,162	636,698
Mediaset Espana Comunicacion S.A.	11,520	148,902
Obrascon Huarte Lain S.A.(a)	52,199	239,620
Prosegur Cia de Seguridad S.A.	21,162	127,655
Red Electrica Corp. S.A.	32,775	630,981
Repsol S.A.	106,724	1,652,272
Tecnicas Reunidas S.A.	4,545	179,618
Telefonica S.A.	463,573	$5,198,613

Total Spain		35,155,219
Sweden – 3.4%
Alfa Laval AB	20,025	379,269
Assa Abloy AB Class B	17,255	356,182
Atlas Copco AB Class A	21,995	779,210
Atlas Copco AB Class B	23,787	758,771
Axfood AB	17,047	256,995
Bilia AB Class A	5,497	113,901
BillerudKorsnas AB	19,525	316,002
Boliden AB	14,288	427,281
Electrolux AB Series B	16,615	463,559
Elekta AB Class B(a)	16,497	161,953
Fabege AB(a)	30,258	482,932
Getinge AB Class B(a)	6,196	109,093
Hennes & Mauritz AB Class B	73,019	1,872,848
Hexagon AB Class B	14,204	572,723
Husqvarna AB Class B	39,058	344,065
ICA Gruppen AB(a)	8,293	284,041
Indutrade AB	7,457	142,654
Intrum Justitia AB	3,716	139,220
Investment AB Latour Class B	11,738	470,661
Mekonomen AB	9,163	181,140
NCC AB Class B(a)	13,112	325,292
Nordea Bank AB	262,916	3,012,478
Peab AB	61,142	585,856
Sandvik AB	40,692	610,268
Securitas AB Class B	27,238	427,105
Skandinaviska Enskilda Banken AB Class A(a)	112,626	1,257,665
Skanska AB Class B	35,773	845,413
SKF AB Class B(a)	21,999	436,861
Svenska Cellulosa AB SCA Class B	19,535	632,328
Svenska Handelsbanken AB Class A(a)	73,795	1,015,804
Swedbank AB Class A(a)	83,549	1,942,674
Telefonaktiebolaget LM Ericsson Class B(a)	201,068	1,346,714
Telia Co. AB	218,510	919,973
Trelleborg AB Class B	27,164	583,848
Volvo AB Class A(a)	60,107	889,995
Volvo AB Class B(a)	38,191	565,916

Total Sweden		24,010,690
Switzerland – 7.5%
ABB Ltd. Registered Shares*	37,317	873,508
Adecco Group AG Registered Shares	9,447	671,516
Baloise Holding AG Registered Shares	4,742	652,354
Cie Financiere Richemont S.A. Registered Shares	14,421	1,141,059
Clariant AG Registered Shares*	24,502	462,648
Coca-Cola HBC AG*	13,024	335,652
Credit Suisse Group AG Registered Shares*	140,858	2,096,792
EFG International AG*	53,180	329,934
EMS-Chemie Holding AG Registered Shares	869	506,580
Givaudan S.A. Registered Shares(a)	466	839,866
Julius Baer Group Ltd.*	10,988	548,879
Kuehne + Nagel International AG Registered Shares	8,947	1,264,799

See Notes to Financial Statements.

76	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2017

Investments	Shares	Value
LafargeHolcim Ltd. Registered Shares*	22,355	$1,322,160
Logitech International S.A. Registered Shares	20,517	652,846
Nestle S.A. Registered Shares	109,040	8,371,771
Novartis AG Registered Shares	107,471	7,982,885
Roche Holding AG Bearer Shares	7,536	1,917,974
Roche Holding AG Genusschein	26,630	6,805,489
Schindler Holding AG Participation Certificate	3,712	718,703
SGS S.A. Registered Shares	319	681,056
STMicroelectronics N.V.	76,661	1,174,136
Sulzer AG Registered Shares	2,652	277,666
Sunrise Communications Group AG*(b)	2,905	219,119
Swatch Group AG (The) Registered Shares	6,164	429,839
Swiss Life Holding AG Registered Shares*	1,654	534,065
Swiss Re AG	19,527	1,754,787
Swisscom AG Registered Shares	3,124	1,442,230
Syngenta AG Registered Shares	3,520	1,554,715
UBS Group AG Registered Shares	217,227	3,478,844
Vontobel Holding AG Registered Shares	9,611	550,188
Zurich Insurance Group AG	12,505	3,340,663

Total Switzerland		52,932,723
United Kingdom – 19.6%
Aberdeen Asset Management PLC	80,662	266,987
Admiral Group PLC	16,619	413,339
Aggreko PLC	9,832	108,621
Ashmore Group PLC	74,775	330,531
Associated British Foods PLC	17,127	558,113
AstraZeneca PLC	80,474	4,943,386
Aviva PLC	156,043	1,038,060
Babcock International Group PLC	28,730	316,862
BAE Systems PLC	240,244	1,930,154
Barclays PLC	773,388	2,176,904
Barratt Developments PLC	73,597	502,941
Bellway PLC	8,659	292,671
Berkeley Group Holdings PLC	14,904	597,679
BHP Billiton PLC	182,435	2,815,073
Bodycote PLC	14,968	149,079
BP PLC	1,837,182	10,511,317
British American Tobacco PLC	87,825	5,820,502
British Land Co. PLC (The)	37,710	287,642
BT Group PLC	334,985	1,332,883
Burberry Group PLC	19,521	420,829
Capita PLC	30,821	217,559
Carnival PLC	9,526	545,322
Centrica PLC	398,310	1,080,805
Close Brothers Group PLC	29,661	570,438
CNH Industrial N.V.	46,819	452,680
Compass Group PLC	61,252	1,153,484
Daily Mail & General Trust PLC Class A Non-Voting Shares	34,545	311,017
De La Rue PLC	14,802	114,016
Devro PLC	41,688	94,744
Diageo PLC	110,473	3,154,449
Direct Line Insurance Group PLC	131,650	571,896
Drax Group PLC	31,204	126,968
easyJet PLC	21,972	$281,892
Electrocomponents PLC	76,451	452,562
Fenner PLC	55,793	204,241
Fidessa Group PLC	5,580	173,880
Fresnillo PLC	10,740	208,968
G4S PLC	97,239	370,006
GKN PLC	84,088	382,002
GlaxoSmithKline PLC	363,959	7,552,593
Halfords Group PLC	38,839	172,264
Hammerson PLC	48,735	347,971
Hargreaves Lansdown PLC	18,006	292,928
Hays PLC	192,699	378,308
HSBC Holdings PLC	1,682,900	13,697,426
IG Group Holdings PLC	39,273	244,219
IMI PLC	12,969	193,470
Imperial Brands PLC	51,206	2,476,061
Inchcape PLC	44,128	464,339
Inmarsat PLC	39,293	417,884
InterContinental Hotels Group PLC	5,584	272,877
International Consolidated Airlines Group S.A.	59,719	396,009
Intertek Group PLC	6,278	308,832
Intu Properties PLC(a)	76,836	268,254
Investec PLC	47,536	323,361
ITV PLC	435,749	1,192,748
J Sainsbury PLC	167,497	553,567
John Wood Group PLC	34,745	330,414
Johnson Matthey PLC	8,686	334,531
Kingfisher PLC	104,632	426,660
Ladbrokes Coral Group PLC	118,953	192,178
Legal & General Group PLC	348,554	1,077,856
Lloyds Banking Group PLC	2,870,109	2,380,177
London Stock Exchange Group PLC	14,997	594,658
Man Group PLC	131,104	241,482
Marks & Spencer Group PLC	95,070	400,627
Marston’s PLC	128,786	216,116
McCarthy & Stone PLC(b)	38,074	89,982
Meggitt PLC	47,586	264,971
Melrose Industries PLC	31,178	86,940
Mondi PLC	26,294	633,585
National Grid PLC	233,075	2,953,832
NEX Group PLC	39,885	283,535
Next PLC	10,422	562,991
Old Mutual PLC	324,681	814,431
PayPoint PLC	11,235	144,000
Pearson PLC	71,682	611,757
Persimmon PLC	25,369	664,273
Polar Capital Holdings PLC	23,887	104,319
Prudential PLC	89,340	1,883,519
QinetiQ Group PLC	47,716	166,469
Reckitt Benckiser Group PLC	20,154	1,836,187
RELX N.V.	70,825	1,315,035
RELX PLC	43,279	846,409
Rightmove PLC	2,139	106,668
Rio Tinto PLC	130,524	5,238,346

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	77

Schedule of Investments (concluded)

WisdomTree International Equity Fund (DWM)

March 31, 2017

Investments	Shares	Value
Rolls-Royce Holdings PLC*	65,014	$612,978
Rotork PLC	33,726	102,606
Royal Dutch Shell PLC Class A	386,133	10,120,328
Royal Dutch Shell PLC Class B	270,300	7,383,537
Royal Mail PLC	45,484	241,721
RPS Group PLC	31,609	97,430
RSA Insurance Group PLC	18,884	138,493
Sage Group PLC (The)	78,180	616,378
Savills PLC	24,860	286,304
Schroders PLC Non-Voting Shares	14,260	392,826
Segro PLC	78,260	446,438
Sky PLC	90,164	1,100,397
Smiths Group PLC	22,624	458,018
Soco International PLC	60,099	101,829
SSE PLC	72,864	1,344,825
St. Ives PLC	58,925	39,052
Standard Life PLC	115,073	510,389
TalkTalk Telecom Group PLC(a)	77,492	183,625
Taylor Wimpey PLC	171,193	413,366
TechnipFMC PLC*	11,782	385,478
Telecom Plus PLC	10,041	150,293
TP ICAP PLC	32,590	189,294
Ultra Electronics Holdings PLC	8,543	221,343
Unilever N.V. CVA	70,253	3,499,226
Unilever PLC	48,768	2,402,384
Vesuvius PLC	51,767	336,930
Vodafone Group PLC	1,839,899	4,787,761
Weir Group PLC (The)	11,576	277,490
WH Smith PLC	22,324	494,934
Whitbread PLC	10,090	499,383
William Hill PLC	60,208	218,935
WM Morrison Supermarkets PLC	124,595	373,920
WS Atkins PLC	6,041	116,331

Total United Kingdom		138,179,803
TOTAL COMMON STOCKS (Cost: $664,181,739)		699,914,170
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree International Dividend Ex-Financials Fund(c)
(Cost: $2,061,374)	52,420	2,084,743
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.0%
United States – 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(d)
(Cost: $21,062,906)(e)	21,062,906	21,062,906
TOTAL INVESTMENTS IN SECURITIES – 102.7% (Cost: $687,306,019)		723,061,819
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.7)%		(19,113,616)

NET ASSETS – 100.0%		$703,948,203

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(e)

At March 31, 2017, the total market value of the Fund’s securities on loan was $22,672,953 and the total market value of the collateral held by the Fund was $23,965,221. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,902,315.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	CHF	163,116	USD	162,998	$38
4/4/2017	DKK	194,589	USD	27,957	(30)
4/4/2017	EUR	116,332	USD	124,304	(119)
4/4/2017	SEK	518,587	AUD	75,767	(285)
4/4/2017	USD	69,471	CHF	69,548	10
4/4/2017	USD	1,008,880	EUR	945,441	2,316
4/5/2017	USD	208,355	HKD	1,618,963	(35)
4/5/2017	USD	1,457,217	JPY	162,989,761	5,493
					$7,388

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

HKD – Hong Kong dollar

JPY – Japanese yen

SEK – Swedish krona

USD – U.S. dollar

See Notes to Financial Statements.

78	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.8%
Australia – 5.4%
Aristocrat Leisure Ltd.	55,218	$756,951
Blackmores Ltd.(a)	4,799	412,000
Brambles Ltd.	396,005	2,824,563
BT Investment Management Ltd.	130,893	998,517
carsales.com Ltd.	100,884	858,866
Cochlear Ltd.	10,138	1,045,838
Crown Resorts Ltd.	179,470	1,616,891
CSL Ltd.	69,985	6,691,124
Fortescue Metals Group Ltd.	540,933	2,570,814
G8 Education Ltd.(a)	210,219	654,291
JB Hi-Fi Ltd.	27,528	518,693
Magellan Financial Group Ltd.	67,558	1,217,810
NIB Holdings Ltd.	129,428	584,506
Northern Star Resources Ltd.	92,786	287,374
Platinum Asset Management Ltd.(a)	349,511	1,367,783
Ramsay Health Care Ltd.	30,341	1,617,648
REA Group Ltd.	11,289	510,939
Seek Ltd.	89,333	1,084,911
TPG Telecom Ltd.(a)	98,961	526,182

Total Australia		26,145,701
Austria – 0.2%
ams AG	19,272	1,042,588
Belgium – 0.6%
Ion Beam Applications	12,674	695,260
Melexis N.V.	15,574	1,352,728
Warehouses De Pauw CVA	10,544	984,286

Total Belgium		3,032,274
China – 3.1%
China Everbright International Ltd.	1,116,000	1,502,073
China Overseas Land & Investment Ltd.	2,996,000	8,558,348
CITIC Telecom International Holdings Ltd.	1,552,000	471,302
CSPC Pharmaceutical Group Ltd.	886,000	1,160,584
Guangdong Investment Ltd.	2,152,000	3,068,154

Total China		14,760,461
Denmark – 3.4%
DSV A/S	16,235	842,952
Novo Nordisk A/S Class B	360,418	12,415,247
Novozymes A/S Class B	35,253	1,401,450
Pandora A/S	10,345	1,148,659
SimCorp A/S	10,770	650,592

Total Denmark		16,458,900
Finland – 2.2%
Kone Oyj Class B	170,900	7,523,473
Orion Oyj Class B	47,909	2,504,150
Uponor Oyj	25,226	448,145

Total Finland		10,475,768
France – 10.7%
Airbus SE	222,605	$16,982,752
BioMerieux	4,050	687,220
Cie Plastic Omnium S.A.	12,819	468,079
Dassault Systemes SE	18,957	$1,645,150
Essilor International S.A.	21,233	2,586,640
Eurazeo S.A.	33,069	2,183,325
Gaztransport Et Technigaz S.A.	38,933	1,467,629
Hermes International	6,426	3,052,266
Ingenico Group S.A.	9,196	870,055
Ipsen S.A.	14,344	1,438,430
LVMH Moet Hennessy Louis Vuitton SE	71,188	15,673,233
Sartorius Stedim Biotech	5,190	350,543
SEB S.A.	4,164	582,977
Valeo S.A.	30,114	2,010,772
Zodiac Aerospace	51,470	1,290,916

Total France		51,289,987
Germany – 6.1%
adidas AG	16,951	3,232,567
Bechtle AG	5,207	566,660
Bertrandt AG(a)	3,438	335,095
Carl Zeiss Meditec AG Bearer Shares	13,036	557,427
Continental AG	24,114	5,300,075
Fielmann AG	13,404	1,038,517
Fuchs Petrolub SE	21,449	912,699
Henkel AG & Co. KGaA	53,441	5,952,985
Infineon Technologies AG	202,265	4,141,685
MTU Aero Engines AG	13,005	1,696,263
ProSiebenSat.1 Media SE	53,780	2,387,383
Symrise AG	20,484	1,365,786
United Internet AG Registered Shares	42,001	1,863,371

Total Germany		29,350,513
Hong Kong – 2.1%
Power Assets Holdings Ltd.	859,000	7,405,649
SJM Holdings Ltd.	1,700,000	1,382,487
Techtronic Industries Co., Ltd.	154,500	625,237
Vitasoy International Holdings Ltd.	268,000	532,448

Total Hong Kong		9,945,821
Indonesia – 0.0%
Bumitama Agri Ltd.	204,000	115,337
Ireland – 0.5%
Glanbia PLC	22,172	429,343
Greencore Group PLC	218,908	672,837
Kingspan Group PLC	22,223	710,800
Paddy Power Betfair PLC	4,764	512,081

Total Ireland		2,325,061
Italy – 1.6%
Anima Holding SpA(b)	203,675	1,219,907
Brembo SpA	7,268	539,091
De’ Longhi SpA	21,439	625,074
DiaSorin SpA	7,705	521,648
Industria Macchine Automatiche SpA	11,673	952,594
Luxottica Group SpA	52,283	2,893,822
Salvatore Ferragamo SpA	22,816	685,232

Total Italy		7,437,368

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	79

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2017

Investments	Shares	Value
Japan – 10.7%
ABC-Mart, Inc.	10,400	$607,592
Calbee, Inc.(a)	17,700	602,814
CyberAgent, Inc.	9,000	266,131
Daikin Industries Ltd.	50,000	5,018,846
Daito Trust Construction Co., Ltd.	24,500	3,362,896
DeNA Co., Ltd.(a)	18,200	368,965
Fast Retailing Co., Ltd.	7,000	2,193,664
GungHo Online Entertainment, Inc.(a)	192,800	429,098
Hikari Tsushin, Inc.	8,300	810,410
Hino Motors Ltd.	227,100	2,745,254
Isuzu Motors Ltd.	123,800	1,635,964
Japan Aviation Electronics Industry Ltd.	27,000	346,253
Kakaku.com, Inc.(a)	24,700	335,821
Kaken Pharmaceutical Co., Ltd.	11,100	626,573
Koito Manufacturing Co., Ltd.	9,400	488,432
Kubota Corp.	275,800	4,135,886
Meitec Corp.	18,000	730,145
Mixi, Inc.	31,500	1,515,211
Murata Manufacturing Co., Ltd.	43,640	6,201,556
Nabtesco Corp.	26,100	690,972
NGK Spark Plug Co., Ltd.	37,400	853,860
Nippon Paint Holdings Co., Ltd.	43,900	1,526,631
Nissan Chemical Industries Ltd.	29,100	846,128
Nitori Holdings Co., Ltd.	5,800	732,352
Obic Co., Ltd.	17,800	846,630
Oki Electric Industry Co., Ltd.	36,100	519,000
Oracle Corp.	22,000	1,255,676
Oriental Land Co., Ltd.	9,400	538,456
Park24 Co., Ltd.	28,300	740,072
Pigeon Corp.	17,700	564,691
Ryohin Keikaku Co., Ltd.	1,900	415,876
Sanrio Co., Ltd.(a)	20,000	367,047
Sawai Pharmaceutical Co., Ltd.	10,400	561,860
Shimano, Inc.	6,800	991,654
Shionogi & Co., Ltd.	36,200	1,867,339
Sundrug Co., Ltd.	19,600	656,969
Sysmex Corp.	17,800	1,078,255
Tadano Ltd.	48,500	565,391
Trend Micro, Inc.	49,700	2,207,799
USS Co., Ltd.	51,700	861,125

Total Japan		51,109,294
Netherlands – 2.6%
ASML Holding N.V.	59,699	7,943,070
Boskalis Westminster	85,946	2,971,427
Flow Traders(b)	33,187	1,048,527
GrandVision N.V.(b)	15,168	372,397

Total Netherlands		12,335,421
New Zealand – 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	146,924	996,260
Mainfreight Ltd.	34,210	540,228

Total New Zealand		1,536,488
Norway – 1.1%
AF Gruppen ASA	22,183	$396,452
Entra ASA(b)	97,801	1,067,523
Kongsberg Gruppen ASA	30,832	479,232
Leroy Seafood Group ASA	21,218	928,870
Salmar ASA	52,690	1,136,139
Tomra Systems ASA	33,333	364,808
Veidekke ASA	55,403	728,910

Total Norway		5,101,934
Portugal – 0.5%
Jeronimo Martins, SGPS, S.A.	135,808	2,435,899
Singapore – 1.2%
M1 Ltd.(a)	626,200	954,559
Raffles Medical Group Ltd.	431,800	437,270
Singapore Exchange Ltd.	575,500	3,171,366
Singapore Post Ltd.(a)	1,085,600	1,056,621

Total Singapore		5,619,816
Spain – 4.6%
Almirall S.A.	39,933	650,051
Amadeus IT Group S.A.	88,139	4,483,435
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	40,750	516,036
Grifols S.A.	72,762	1,789,141
Industria de Diseno Textil S.A.	347,127	12,266,746
Mediaset Espana Comunicacion S.A.	93,940	1,214,222
Zardoya Otis S.A.	126,611	1,172,709

Total Spain		22,092,340
Sweden – 5.3%
AAK AB(a)	8,209	542,467
Assa Abloy AB Class B	195,930	4,044,432
Atlas Copco AB Class B	138,329	4,412,497
Axfood AB	85,583	1,290,220
Betsson AB*	29,904	261,249
Fabege AB(a)	51,656	824,455
Hennes & Mauritz AB Class B	323,344	8,293,379
Indutrade AB	25,473	487,303
Intrum Justitia AB	23,788	891,221
Investment AB Latour Class B	35,679	1,430,629
JM AB	16,788	531,940
Lifco AB Class B	13,512	360,187
NCC AB Class B	30,987	768,749
NetEnt AB*	41,011	330,723
Nibe Industrier AB Class B	52,619	422,270
Sweco AB Class B	33,661	769,864

Total Sweden		25,661,585
Switzerland – 11.8%
EMS-Chemie Holding AG Registered Shares	6,706	3,909,237
Galenica AG Registered Shares	958	1,010,688
Geberit AG Registered Shares	10,186	4,394,140
Partners Group Holding AG	7,507	4,038,683
Roche Holding AG Bearer Shares	38,278	9,742,066
Roche Holding AG Genusschein	99,949	25,542,689

See Notes to Financial Statements.

80	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2017

Investments	Shares	Value
Schindler Holding AG Participation Certificate	10,095	$1,954,554
Schindler Holding AG Registered Shares	8,371	1,588,144
Sonova Holding AG Registered Shares	11,197	1,553,787
Straumann Holding AG Registered Shares	1,989	923,510
Swatch Group AG (The) Registered Shares	18,135	1,264,622
Temenos Group AG Registered Shares	7,606	604,863

Total Switzerland		56,526,983
United Kingdom – 25.8%
Ashtead Group PLC	81,488	1,684,352
Babcock International Group PLC	126,339	1,393,389
Barratt Developments PLC	243,174	1,661,781
Bellway PLC	20,783	702,459
Berendsen PLC	53,810	493,212
Berkeley Group Holdings PLC	37,738	1,513,367
BGEO Group PLC	12,656	509,904
Big Yellow Group PLC	51,025	466,090
Bovis Homes Group PLC	32,311	341,812
British American Tobacco PLC	413,236	27,386,744
Carillion PLC(a)	301,943	841,969
Compass Group PLC	183,166	3,449,342
Countrywide PLC	68,093	132,829
Croda International PLC	30,988	1,381,013
Daily Mail & General Trust PLC Class A Non-Voting Shares	62,315	561,037
Derwent London PLC	11,459	402,929
easyJet PLC	142,169	1,823,974
Essentra PLC(a)	93,883	616,329
esure Group PLC	286,928	841,719
Halma PLC	52,206	668,477
Hammerson PLC	298,171	2,128,962
Hargreaves Lansdown PLC	96,891	1,576,257
Hays PLC	297,381	583,820
Hikma Pharmaceuticals PLC(a)	17,061	422,625
Howden Joinery Group PLC	134,917	731,682
IG Group Holdings PLC	114,878	714,368
International Consolidated Airlines Group S.A.	733,432	4,863,540
Jardine Lloyd Thompson Group PLC	84,731	1,199,375
Johnson Matthey PLC	45,508	1,752,689
Merlin Entertainments PLC(b)	189,283	1,135,160
Moneysupermarket.com Group PLC	173,430	716,090
Persimmon PLC	81,592	2,136,440
Reckitt Benckiser Group PLC	143,243	13,050,554
RELX PLC	136,156	2,662,808
Renishaw PLC	26,866	1,045,800
Rightmove PLC	12,333	615,021
Sage Group PLC (The)	233,587	1,841,621
Savills PLC	50,055	576,466
Sky PLC	294,395	3,592,912
Smith & Nephew PLC	146,801	2,232,179
Unilever N.V. CVA	598,734	29,822,297
Unite Group PLC (The)	69,501	553,166
Victrex PLC	25,639	609,146
WH Smith PLC	42,232	936,304
Whitbread PLC	18,352	$908,292
WS Atkins PLC	28,252	544,047

Total United Kingdom		123,824,349
TOTAL COMMON STOCKS (Cost: $468,062,836)		478,623,888
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
United States – 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $4,643,418)(d)	4,643,418	4,643,418
TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $472,706,254)		483,267,306
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.7)%		(3,540,309)

NET ASSETS – 100.0%		$479,726,997

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $6,220,756 and the total market value of the collateral held by the Fund was $6,596,298. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,952,880.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	AUD	6,895,451	USD	5,297,403	$37,209
4/4/2017	AUD	6,895,371	USD	5,297,403	37,271
4/4/2017	AUD	5,253,717	USD	4,036,121	28,324
4/4/2017	AUD	6,895,505	USD	5,297,403	37,168
4/4/2017	AUD	6,895,532	USD	5,297,403	37,147
4/4/2017	AUD	797,220	USD	611,533	3,374
4/4/2017	CHF	11,905,973	USD	11,911,917	17,244
4/4/2017	CHF	11,906,557	USD	11,911,917	16,661
4/4/2017	CHF	9,071,575	USD	9,075,750	12,785
4/4/2017	CHF	11,906,557	USD	11,911,917	16,661
4/4/2017	CHF	11,906,557	USD	11,911,917	16,661
4/4/2017	CHF	1,367,386	USD	1,375,113	9,025
4/4/2017	DKK	23,955,292	USD	3,430,172	(15,269)
4/4/2017	DKK	23,956,139	USD	3,430,172	(15,391)
4/4/2017	DKK	18,252,418	USD	2,613,469	(11,739)
4/4/2017	DKK	23,956,592	USD	3,430,172	(15,456)
4/4/2017	DKK	23,957,278	USD	3,430,172	(15,555)
4/4/2017	DKK	2,739,636	USD	395,980	1,944
4/4/2017	EUR	31,704,049	USD	33,739,988	(169,065)
4/4/2017	EUR	31,703,364	USD	33,739,988	(168,332)
4/4/2017	EUR	24,156,239	USD	25,706,659	(129,637)
4/4/2017	EUR	31,705,479	USD	33,739,988	(170,595)
4/4/2017	EUR	31,704,853	USD	33,739,988	(169,925)
4/4/2017	EUR	3,624,745	USD	3,894,948	18,103
4/4/2017	GBP	14,476,029	USD	18,029,315	(72,238)
4/4/2017	GBP	14,476,157	USD	18,029,315	(72,398)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	81

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	GBP	11,029,633	USD	13,736,625	$(55,382)
4/4/2017	GBP	14,476,994	USD	18,029,315	(73,444)
4/4/2017	GBP	14,476,575	USD	18,029,315	(72,921)
4/4/2017	GBP	1,681,766	USD	2,081,306	(21,658)
4/4/2017	ILS	65,522	USD	17,999	(49)
4/4/2017	ILS	49,895	USD	13,716	(27)
4/4/2017	ILS	65,473	USD	17,999	(35)
4/4/2017	ILS	65,477	USD	17,999	(36)
4/4/2017	ILS	65,474	USD	17,999	(35)
4/4/2017	ILS	7,538	USD	2,078	2
4/4/2017	NOK	9,847,071	USD	1,178,569	32,081
4/4/2017	NOK	9,847,498	USD	1,178,569	32,031
4/4/2017	NOK	9,827,643	USD	1,178,569	34,343
4/4/2017	NOK	7,502,520	USD	897,960	24,447
4/4/2017	NOK	9,846,975	USD	1,178,569	32,092
4/4/2017	NOK	1,158,405	USD	136,054	1,182
4/4/2017	NZD	435,372	USD	314,547	10,200
4/4/2017	NZD	435,360	USD	314,547	10,209
4/4/2017	NZD	331,699	USD	239,657	7,783
4/4/2017	NZD	435,352	USD	314,547	10,214
4/4/2017	NZD	435,347	USD	314,547	10,218
4/4/2017	NZD	52,049	USD	36,311	(74)
4/4/2017	SEK	46,719,158	USD	5,196,145	(36,560)
4/4/2017	SEK	46,718,800	USD	5,196,145	(36,520)
4/4/2017	SEK	35,595,414	USD	3,958,972	(27,836)
4/4/2017	SEK	46,720,358	USD	5,196,145	(36,694)
4/4/2017	SEK	46,720,358	USD	5,196,145	(36,694)
4/4/2017	SEK	5,289,809	USD	599,844	7,367
4/4/2017	USD	208,709	AUD	274,122	405
4/4/2017	USD	5,381,996	AUD	7,055,320	154
4/4/2017	USD	5,381,996	AUD	7,055,117	(1)
4/4/2017	USD	4,100,573	AUD	5,375,333	(1)
4/4/2017	USD	5,381,996	AUD	7,055,302	140
4/4/2017	USD	5,381,996	AUD	7,055,256	105
4/4/2017	USD	469,309	CHF	461,214	(8,533)
4/4/2017	USD	12,102,136	CHF	12,113,996	363
4/4/2017	USD	12,102,136	CHF	12,113,633	—
4/4/2017	USD	9,220,678	CHF	9,229,438	—
4/4/2017	USD	12,102,136	CHF	12,113,996	363
4/4/2017	USD	12,102,136	CHF	12,113,875	242
4/4/2017	USD	135,143	DKK	923,438	(2,327)
4/4/2017	USD	3,484,948	DKK	24,228,763	(174)
4/4/2017	USD	3,484,948	DKK	24,229,972	—
4/4/2017	USD	2,655,202	DKK	18,460,956	—
4/4/2017	USD	3,484,948	DKK	24,229,380	(85)
4/4/2017	USD	3,484,948	DKK	24,229,453	(75)
4/4/2017	USD	1,329,297	EUR	1,220,698	(23,700)
4/4/2017	USD	34,278,775	EUR	32,050,017	308
4/4/2017	USD	34,278,775	EUR	32,049,717	(13)
4/4/2017	USD	26,117,162	EUR	24,418,832	(10)
4/4/2017	USD	34,278,775	EUR	32,050,616	949
4/4/2017	USD	34,278,775	EUR	32,050,346	660
4/4/2017	USD	710,324	GBP	564,863	(3,991)
4/4/2017	USD	18,317,222	GBP	14,648,938	544
4/4/2017	USD	18,317,222	GBP	14,648,504	2
4/4/2017	USD	13,955,979	GBP	11,160,765	2
4/4/2017	USD	18,317,222	GBP	14,648,856	442
4/4/2017	USD	18,317,222	GBP	14,648,797	369
4/4/2017	USD	709	ILS	2,559	$(4)
4/4/2017	USD	18,287	ILS	66,386	(1)
4/4/2017	USD	18,287	ILS	66,391	—
4/4/2017	USD	13,933	ILS	50,584	—
4/4/2017	USD	18,287	ILS	66,389	—
4/4/2017	USD	18,287	ILS	66,397	2
4/4/2017	USD	46,434	NOK	393,433	(627)
4/4/2017	USD	1,197,389	NOK	10,283,741	(60)
4/4/2017	USD	1,197,389	NOK	10,284,254	—
4/4/2017	USD	912,300	NOK	7,835,653	—
4/4/2017	USD	1,197,389	NOK	10,284,003	(29)
4/4/2017	USD	1,197,389	NOK	10,283,980	(32)
4/4/2017	USD	12,393	NZD	17,600	(90)
4/4/2017	USD	319,570	NZD	457,162	9
4/4/2017	USD	319,570	NZD	457,149	—
4/4/2017	USD	243,483	NZD	348,306	—
4/4/2017	USD	319,570	NZD	457,162	9
4/4/2017	USD	319,570	NZD	457,158	6
4/4/2017	USD	204,719	SEK	1,794,616	(3,716)
4/4/2017	USD	5,279,122	SEK	47,135,908	260
4/4/2017	USD	5,279,122	SEK	47,133,585	—
4/4/2017	USD	5,279,122	SEK	47,134,746	130
4/4/2017	USD	5,279,122	SEK	47,134,409	92
4/4/2017	USD	4,022,189	SEK	35,911,310	—
4/5/2017	HKD	40,124,895	USD	5,171,301	8,080
4/5/2017	HKD	30,572,437	USD	3,940,040	6,017
4/5/2017	HKD	40,127,651	USD	5,171,301	7,725
4/5/2017	HKD	40,126,255	USD	5,171,301	7,905
4/5/2017	HKD	40,125,521	USD	5,171,301	8,000
4/5/2017	HKD	4,631,943	USD	596,976	943
4/5/2017	JPY	1,169,748,569	USD	10,470,547	(27,398)
4/5/2017	JPY	1,169,790,451	USD	10,470,547	(27,774)
4/5/2017	JPY	1,169,856,416	USD	10,470,547	(28,366)
4/5/2017	JPY	891,291,518	USD	7,977,562	(21,362)
4/5/2017	JPY	1,169,788,357	USD	10,470,547	(27,756)
4/5/2017	JPY	136,474,391	USD	1,208,721	(16,073)
4/5/2017	SGD	1,612,142	USD	1,152,850	(912)
4/5/2017	SGD	1,612,155	USD	1,152,850	(921)
4/5/2017	SGD	1,228,330	USD	878,362	(717)
4/5/2017	SGD	1,612,209	USD	1,152,850	(960)
4/5/2017	SGD	1,612,192	USD	1,152,850	(948)
4/5/2017	SGD	186,470	USD	133,085	(366)
4/5/2017	USD	203,740	HKD	1,582,155	(150)
4/5/2017	USD	5,253,880	HKD	40,829,304	(17)
4/5/2017	USD	5,253,880	HKD	40,830,528	141
4/5/2017	USD	4,002,960	HKD	31,109,004	107
4/5/2017	USD	5,253,880	HKD	40,829,530	13
4/5/2017	USD	5,253,880	HKD	40,829,714	36
4/5/2017	USD	412,521	JPY	45,531,799	(3,894)
4/5/2017	USD	10,637,749	JPY	1,185,326,075	(3)
4/5/2017	USD	10,637,749	JPY	1,185,356,924	274
4/5/2017	USD	10,637,749	JPY	1,185,334,585	74
4/5/2017	USD	8,104,954	JPY	903,155,286	442
4/5/2017	USD	10,637,749	JPY	1,185,343,095	150
4/5/2017	USD	45,420	SGD	63,280	(133)
4/5/2017	USD	1,171,259	SGD	1,636,653	45
4/5/2017	USD	1,171,259	SGD	1,636,594	3
4/5/2017	USD	892,391	SGD	1,246,938	5

See Notes to Financial Statements.

82	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/5/2017	USD	1,171,259	SGD	1,636,577	$(10)
4/5/2017	USD	1,171,259	SGD	1,636,634	31
5/2/2017	AUD	7,229,537	USD	5,512,059	(288)
5/2/2017	AUD	7,229,195	USD	5,512,059	(28)
5/2/2017	AUD	5,513,183	USD	4,199,667	(4,002)
5/2/2017	AUD	7,229,413	USD	5,512,059	(194)
5/2/2017	AUD	7,229,594	USD	5,512,059	(332)
5/2/2017	DKK	23,670,302	USD	3,409,133	35
5/2/2017	DKK	18,035,967	USD	2,597,439	(178)
5/2/2017	DKK	23,671,281	USD	3,409,133	(106)
5/2/2017	DKK	23,672,123	USD	3,409,133	(227)
5/2/2017	DKK	23,671,042	USD	3,409,133	(72)
5/2/2017	NZD	468,713	USD	327,401	(17)
5/2/2017	NZD	468,694	USD	327,401	(3)
5/2/2017	NZD	357,103	USD	249,451	(2)
5/2/2017	NZD	468,707	USD	327,401	(12)
5/2/2017	NZD	468,708	USD	327,401	(13)
5/3/2017	CHF	12,197,397	USD	12,205,208	(876)
5/3/2017	CHF	12,196,664	USD	12,205,208	(143)
5/3/2017	CHF	9,292,884	USD	9,299,207	(295)
5/3/2017	CHF	12,197,275	USD	12,205,208	(754)
5/3/2017	CHF	12,197,275	USD	12,205,208	(754)
5/3/2017	EUR	34,281,975	USD	36,712,910	(1,058)
5/3/2017	EUR	34,281,463	USD	36,712,910	(509)
5/3/2017	EUR	26,119,359	USD	27,971,744	(545)
5/3/2017	EUR	34,282,455	USD	36,712,910	(1,572)
5/3/2017	EUR	34,282,968	USD	36,712,910	(2,121)
5/3/2017	GBP	15,079,017	USD	18,867,514	(1,013)
5/3/2017	GBP	15,078,450	USD	18,867,514	(304)
5/3/2017	GBP	11,488,620	USD	14,375,251	(576)
5/3/2017	GBP	15,079,234	USD	18,867,514	(1,284)
5/3/2017	GBP	15,079,005	USD	18,867,514	(997)
5/3/2017	ILS	67,074	USD	18,489	(3)
5/3/2017	ILS	67,072	USD	18,489	(2)
5/3/2017	ILS	51,099	USD	14,087	(1)
5/3/2017	ILS	67,080	USD	18,489	(4)
5/3/2017	ILS	67,092	USD	18,489	(8)
5/3/2017	NOK	9,399,719	USD	1,094,740	4
5/3/2017	NOK	9,399,835	USD	1,094,740	(10)
5/3/2017	NOK	7,161,880	USD	834,088	(19)
5/3/2017	NOK	9,399,813	USD	1,094,740	(7)
5/3/2017	NOK	9,399,953	USD	1,094,740	(23)
5/3/2017	SEK	48,039,511	USD	5,387,504	(402)
5/3/2017	SEK	36,599,334	USD	4,104,767	(57)
5/3/2017	SEK	48,036,176	USD	5,387,504	(28)
5/3/2017	SEK	48,038,013	USD	5,387,504	(234)
5/3/2017	SEK	48,039,059	USD	5,387,504	(351)
5/4/2017	HKD	40,142,692	USD	5,168,986	(144)
5/4/2017	HKD	40,143,751	USD	5,168,986	(281)
5/4/2017	HKD	30,586,234	USD	3,938,277	(279)
5/4/2017	HKD	40,143,741	USD	5,168,986	(280)
5/4/2017	HKD	40,143,095	USD	5,168,986	(196)
5/4/2017	SGD	1,680,756	USD	1,202,947	(189)
5/4/2017	SGD	1,680,547	USD	1,202,947	(39)
5/4/2017	SGD	1,280,491	USD	916,535	(79)
5/4/2017	SGD	1,680,818	USD	1,202,947	(233)
5/4/2017	SGD	1,680,696	USD	1,202,947	(146)
5/8/2017	JPY	1,205,254,672	USD	10,829,097	(370)
5/8/2017	JPY	1,205,225,433	USD	10,829,097	$(107)
5/8/2017	JPY	1,205,269,832	USD	10,829,097	(506)
5/8/2017	JPY	1,205,282,827	USD	10,829,097	(623)
5/8/2017	JPY	918,345,046	USD	8,250,745	(778)
					$(1,101,136)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	83

Schedule of Investments

WisdomTree International High Dividend Fund (DTH)

March 31, 2017

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 10.6%
Adelaide Brighton Ltd.	46,535	$201,636
AGL Energy Ltd.	19,252	387,280
ALS Ltd.	22,588	105,800
Alumina Ltd.	136,894	186,929
Amcor Ltd.	40,763	468,306
AMP Ltd.	79,894	315,706
ASX Ltd.	5,534	213,107
Aurizon Holdings Ltd.	93,943	376,238
Australia & New Zealand Banking Group Ltd.	96,637	2,345,755
Bank of Queensland Ltd.	15,173	140,749
Bendigo & Adelaide Bank Ltd.	16,723	154,872
BHP Billiton Ltd.	142,790	2,618,613
Cabcharge Australia Ltd.	45,529	104,890
Caltex Australia Ltd.	8,033	180,714
Coca-Cola Amatil Ltd.	27,205	224,551
Commonwealth Bank of Australia	44,014	2,884,520
Crown Resorts Ltd.	25,896	233,304
DuluxGroup Ltd.	26,051	129,771
Fairfax Media Ltd.	144,570	113,042
Flight Centre Travel Group Ltd.(a)	4,136	91,121
Harvey Norman Holdings Ltd.(a)	68,232	235,790
Incitec Pivot Ltd.	67,905	194,773
Insurance Australia Group Ltd.	61,572	284,170
IOOF Holdings Ltd.(a)	14,333	93,266
JB Hi-Fi Ltd.	6,738	126,960
Macquarie Group Ltd.	9,565	658,159
McMillan Shakespeare Ltd.	13,985	141,037
National Australia Bank Ltd.	92,677	2,357,092
Orica Ltd.	17,620	236,569
Platinum Asset Management Ltd.	27,136	106,195
Primary Health Care Ltd.	36,170	98,504
Programmed Maintenance Services Ltd.	35,563	50,867
QBE Insurance Group Ltd.	27,732	272,692
Rio Tinto Ltd.	21,902	1,010,162
Seven Group Holdings Ltd.	23,523	192,186
Seven West Media Ltd.	134,885	80,774
Sonic Healthcare Ltd.	14,999	253,097
Suncorp Group Ltd.	33,323	335,804
Tabcorp Holdings Ltd.	40,650	147,297
Tatts Group Ltd.	50,235	169,765
Telstra Corp., Ltd.	533,541	1,896,674
Wesfarmers Ltd.	46,693	1,605,382
Westpac Banking Corp.	96,790	2,588,698
Woodside Petroleum Ltd.	34,145	835,604
Woolworths Ltd.	52,409	1,059,475

Total Australia		26,507,896
Austria – 0.3%
EVN AG	12,304	157,259
Oesterreichische Post AG*	5,412	216,139
OMV AG	9,237	364,403
UNIQA Insurance Group AG	14,642	113,991

Total Austria		851,792
Investments	Shares	Value

Belgium – 0.6%
Ageas	5,332	$208,952
bpost S.A.	10,320	242,996
Elia System Operator S.A./N.V.	2,411	127,490
Euronav N.V.	15,986	128,183
Exmar N.V.	3,046	23,574
Proximus SADP	14,330	450,833
Solvay S.A.	2,976	364,610

Total Belgium		1,546,638
China – 1.7%
China Jinmao Holdings Group Ltd.	546,000	174,939
China Merchants Port Holdings Co., Ltd.	80,000	234,189
China Power International Development Ltd.	521,000	193,745
China Resources Power Holdings Co., Ltd.	268,000	483,479
China South City Holdings Ltd.	670,000	137,940
CNOOC Ltd.	1,796,000	2,144,616
Lenovo Group Ltd.	472,000	310,962
Shanghai Industrial Holdings Ltd.	45,000	132,310
Shenzhen Investment Ltd.	286,000	128,068
Sino-Ocean Group Holding Ltd.	230,000	108,023
Sun Art Retail Group Ltd.	284,000	266,039

Total China		4,314,310
Denmark – 0.6%
AP Moller – Maersk A/S Class B	300	499,227
Danske Bank A/S	22,383	764,584
Tryg A/S	8,524	155,088

Total Denmark		1,418,899
Finland – 2.3%
Elisa Oyj	6,464	229,185
Fortum Oyj	53,302	845,446
Kemira Oyj	7,598	93,535
Kesko Oyj Class B	3,771	180,287
Kone Oyj Class B	12,235	538,617
Metso Oyj(a)	5,854	177,691
Neste Oyj	6,949	271,725
Nokia Oyj	234,647	1,262,362
Nokian Renkaat Oyj	5,349	223,921
Orion Oyj Class B	3,883	202,960
Ramirent Oyj	13,983	112,914
Sampo Oyj Class A	14,320	680,947
Stora Enso Oyj Class R	21,389	253,473
Tikkurila Oyj	7,708	156,638
UPM-Kymmene Oyj(a)	18,717	440,813

Total Finland		5,670,514
France – 12.0%
Amundi S.A.(a)(b)	4,386	259,462
AXA S.A.	61,871	1,605,053
BNP Paribas S.A.	30,905	2,063,588
Bourbon Corp.(a)	3,027	32,213
Bouygues S.A.	15,897	648,735
Casino Guichard Perrachon S.A.	5,803	325,412
CNP Assurances	16,973	346,368

See Notes to Financial Statements.

84	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2017

Investments	Shares	Value

Credit Agricole S.A.	89,164	$1,211,140
Edenred	10,431	247,116
Electricite de France S.A.(a)	157,771	1,331,727
Engie S.A.	129,962	1,845,931
Euler Hermes Group	1,442	132,853
Eurazeo S.A.	2,154	142,214
Eutelsat Communications S.A.	12,293	275,187
Fonciere Des Regions	1,795	150,343
Gaztransport Et Technigaz S.A.	3,132	118,065
ICADE	2,118	155,581
Klepierre	6,263	244,231
Lagardere SCA	6,812	201,160
Metropole Television S.A.	7,397	165,508
Natixis S.A.	127,956	790,476
Neopost S.A.	4,740	182,457
Nexity S.A.*	1,745	86,011
Orange S.A.	82,791	1,289,717
Rallye S.A.	4,939	100,262
Rubis SCA	1,501	147,488
Sanofi	42,407	3,838,058
Schneider Electric SE	16,048	1,177,974
SCOR SE	5,523	209,289
Societe BIC S.A.	1,930	241,102
Societe Generale S.A.	22,918	1,165,543
Suez	18,117	286,877
TOTAL S.A.	110,470	5,602,231
Unibail-Rodamco SE	1,896	444,305
Veolia Environnement S.A.	15,112	283,823
Vivendi S.A.	141,020	2,748,838

Total France		30,096,338
Germany – 9.5%
Allianz SE Registered Shares	11,389	2,115,248
Axel Springer SE	3,607	199,722
BASF SE	30,246	3,005,925
Bayerische Motoren Werke AG	21,388	1,956,086
Celesio AG	9,292	255,612
Comdirect Bank AG	9,027	91,045
Daimler AG Registered Shares	46,774	3,461,876
Deutsche Lufthansa AG Registered Shares	16,912	274,941
Deutsche Post AG Registered Shares	31,688	1,088,099
Deutsche Telekom AG Registered Shares	136,426	2,396,644
Drillisch AG(a)	3,153	160,858
E.ON SE	91,309	727,661
Evonik Industries AG	15,872	518,868
Freenet AG	8,708	283,973
Hannover Rueck SE	3,064	354,418
Hugo Boss AG	3,867	282,940
K+S AG Registered Shares(a)	8,236	191,944
MAN SE	3,528	364,621
METRO AG	9,211	295,352
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	3,985	781,679
ProSiebenSat.1 Media SE	8,042	356,998
Siemens AG Registered Shares	25,423	3,491,345

Talanx AG*	6,047	$213,785
Telefonica Deutschland Holding AG	143,942	715,882
TUI AG	21,082	292,338

Total Germany		23,877,860
Hong Kong – 2.7%
BOC Hong Kong Holdings Ltd.	271,547	1,109,389
CLP Holdings Ltd.	70,000	731,841
Hang Lung Properties Ltd.	126,000	327,504
Hang Seng Bank Ltd.	38,618	783,143
Hopewell Holdings Ltd.	39,500	148,414
Hysan Development Co., Ltd.	34,000	154,217
New World Development Co., Ltd.	285,666	351,408
PCCW Ltd.	294,380	173,488
Power Assets Holdings Ltd.	57,018	491,566
Sino Land Co., Ltd.	146,000	255,873
SJM Holdings Ltd.	229,000	186,229
Sun Hung Kai Properties Ltd.	53,000	778,820
Swire Pacific Ltd. Class B	80,000	138,764
Swire Properties Ltd.	91,600	293,488
Television Broadcasts Ltd.(a)	49,400	199,596
Wharf Holdings Ltd. (The)	68,000	583,620

Total Hong Kong		6,707,360
Israel – 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	164,226	294,481
Harel Insurance Investments & Financial Services Ltd.	27,405	144,177
Israel Chemicals Ltd.	37,640	159,663
Matrix IT Ltd.	21,630	203,520
Migdal Insurance & Financial Holding Ltd.	149,698	144,317
Sella Capital Real Estate Ltd.	68,970	122,495
Shikun & Binui Ltd.	41,349	100,033

Total Israel		1,168,686
Italy – 3.5%
A2A SpA	100,448	152,342
ACEA SpA	13,175	179,805
Assicurazioni Generali SpA	43,878	699,252
Atlantia SpA	25,004	647,181
Banca Generali SpA	4,513	118,258
Banca Mediolanum SpA	19,716	144,764
Enel SpA	310,223	1,464,560
Eni SpA	162,259	2,663,901
ERG SpA	11,338	143,093
FinecoBank Banca Fineco SpA	18,109	123,571
Hera SpA	68,700	191,631
MARR SpA	7,182	155,935
Mediobanca SpA	21,727	196,362
Poste Italiane SpA(b)	34,258	229,004
Saras SpA	82,337	157,722
Snam SpA	140,561	609,466
Telecom Italia SpA RSP	207,832	152,044
Terna Rete Elettrica Nazionale SpA	69,757	346,930
Unipol Gruppo Finanziario SpA	44,842	185,896
UnipolSai Assicurazioni SpA	123,578	273,333

Total Italy		8,835,050

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	85

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2017

Investments	Shares	Value

Japan – 8.1%
Aozora Bank Ltd.	54,000	$198,690
Asahi Holdings, Inc.	4,000	72,297
Benesse Holdings, Inc.(a)	6,100	190,505
Bridgestone Corp.	22,400	905,207
Canon, Inc.	51,100	1,591,745
Chugoku Electric Power Co., Inc. (The)(a)	11,900	131,570
Daiwa Securities Group, Inc.	46,000	279,848
Dynam Japan Holdings Co., Ltd.	79,600	141,347
Fuji Corp., Ltd.	20,400	133,278
Fuji Heavy Industries Ltd.	22,500	824,441
Hino Motors Ltd.	17,500	211,545
Idec Corp.	15,400	167,917
ITOCHU Corp.	50,000	708,965
JX Holdings, Inc.(a)	67,600	331,660
Kawasaki Heavy Industries Ltd.	60,000	181,998
Marubeni Corp.	61,400	377,723
Matsui Securities Co., Ltd.(a)	15,600	121,938
Mitsui & Co., Ltd.	65,700	950,743
Mixi, Inc.	3,200	153,926
Mizuho Financial Group, Inc.	524,400	960,043
Nippon Road Co., Ltd. (The)	35,000	160,504
Nissan Motor Co., Ltd.	141,900	1,367,044
NSK Ltd.	18,600	265,738
Resona Holdings, Inc.	49,300	264,529
Ricoh Co., Ltd.(a)	27,100	222,773
Ryoden Corp.	23,000	151,297
Sankyo Co., Ltd.	4,700	156,906
Shinko Plantech Co., Ltd.(a)	16,900	128,460
Showa Shell Sekiyu K.K.	12,900	130,470
Sony Financial Holdings, Inc.(a)	9,000	144,494
Sumitomo Corp.	45,100	606,096
Sumitomo Mitsui Financial Group, Inc.	30,400	1,103,545
Sumitomo Mitsui Trust Holdings, Inc.(a)	6,900	239,020
Takeda Pharmaceutical Co., Ltd.	24,200	1,135,617
TonenGeneral Sekiyu K.K.	19,000	237,706
Toyota Motor Corp.	96,000	5,205,349

Total Japan		20,154,934
Netherlands – 1.6%
Aegon N.V.	70,117	357,795
Boskalis Westminster	7,266	251,209
ING Groep N.V.	116,255	1,761,905
Koninklijke Philips N.V.	27,359	881,658
NN Group N.V.	10,187	332,149
Randstad Holding N.V.(a)	5,874	339,885

Total Netherlands		3,924,601
New Zealand – 0.7%
Air New Zealand Ltd.	104,914	180,417
Contact Energy Ltd.	34,976	123,717
Fletcher Building Ltd.	36,687	213,375
Genesis Energy Ltd.	92,098	133,913
Mercury NZ Ltd.	56,262	123,889
Meridian Energy Ltd.	113,097	221,369

SKY Network Television Ltd.	30,622	$83,913
SKYCITY Entertainment Group Ltd.	36,417	105,648
Spark New Zealand Ltd.	112,667	275,659
Trade Me Group Ltd.	28,001	100,415
Vector Ltd.	43,063	96,330

Total New Zealand		1,658,645
Norway – 2.2%
Austevoll Seafood ASA	20,792	152,510
DNB ASA	35,855	568,160
Gjensidige Forsikring ASA	12,071	183,829
Marine Harvest ASA	16,062	244,795
Ocean Yield ASA	22,506	159,842
Orkla ASA	31,357	280,752
Salmar ASA	6,432	138,691
Statoil ASA	131,400	2,244,336
Telenor ASA	66,786	1,111,169
Yara International ASA	11,757	452,545

Total Norway		5,536,629
Portugal – 0.5%
EDP – Energias de Portugal S.A.	190,372	646,469
Galp Energia, SGPS, S.A.	23,451	356,791
Navigator Co. S.A. (The)	55,137	222,088

Total Portugal		1,225,348
Singapore – 2.4%
Asian Pay Television Trust	316,000	105,160
DBS Group Holdings Ltd.	45,100	626,165
Hutchison Port Holdings Trust	717,923	297,938
Keppel Corp., Ltd.	81,000	402,304
M1 Ltd.	55,600	84,755
Olam International Ltd.	69,100	94,949
Oversea-Chinese Banking Corp., Ltd.	78,047	542,916
RHT Health Trust	172,100	109,618
SATS Ltd.	35,600	124,331
Sembcorp Industries Ltd.	79,700	181,383
Sembcorp Marine Ltd.	105,100	144,039
SIA Engineering Co., Ltd.	54,000	142,603
Singapore Exchange Ltd.	31,500	173,585
Singapore Press Holdings Ltd.(a)	82,500	209,601
Singapore Technologies Engineering Ltd.	126,000	336,349
Singapore Telecommunications Ltd.	528,400	1,482,379
StarHub Ltd.(a)	80,700	166,332
United Engineers Ltd.	64,600	131,761
United Overseas Bank Ltd.(a)	36,950	584,674

Total Singapore		5,940,842
Spain – 6.6%
Abertis Infraestructuras S.A.	38,725	625,416
Acerinox S.A.	15,144	212,589
ACS Actividades de Construccion y Servicios S.A.	10,730	366,036
Banco Bilbao Vizcaya Argentaria S.A.	206,790	1,607,922
Banco de Sabadell S.A.	129,227	237,453
Banco Santander S.A.	350,978	2,156,606
Bankia S.A.(a)	334,535	381,417

See Notes to Financial Statements.

86	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2017

Investments	Shares	Value

Bolsas y Mercados Espanoles SHMSF S.A.	3,573	$118,849
CaixaBank S.A.	219,825	947,273
Cia de Distribucion Integral Logista Holdings S.A.	5,494	127,776
Enagas S.A.	10,596	275,957
Endesa S.A.	35,769	842,796
Ferrovial S.A.	24,450	490,583
Gas Natural SDG S.A.	39,381	865,143
Iberdrola S.A.	220,028	1,577,893
Mapfre S.A.	112,112	385,509
Mediaset Espana Comunicacion S.A.	16,260	210,169
Red Electrica Corp. S.A.	16,600	319,581
Repsol S.A.	73,671	1,140,555
Tecnicas Reunidas S.A.	3,586	141,718
Telefonica S.A.	321,607	3,606,574

Total Spain		16,637,815
Sweden – 3.4%
Alfa Laval AB	12,680	240,156
Axfood AB	9,018	135,952
Hennes & Mauritz AB Class B	46,472	1,191,950
ICA Gruppen AB(a)	6,027	206,429
Kinnevik AB Class B	6,611	176,969
Modern Times Group MTG AB Class B	5,074	170,378
Nordea Bank AB	149,116	1,708,563
Skandinaviska Enskilda Banken AB Class A	74,035	826,730
Skanska AB Class B	16,820	397,502
SKF AB Class B(a)	14,394	285,839
Svenska Handelsbanken AB Class A(a)	41,488	571,091
Swedbank AB Class A(a)	34,504	802,284
Tele2 AB Class B	29,736	284,927
Telefonaktiebolaget LM Ericsson Class B(a)	146,772	983,050
Telia Co. AB	137,157	577,460

Total Sweden		8,559,280
Switzerland – 6.4%
Adecco Group AG Registered Shares	5,609	398,702
Baloise Holding AG Registered Shares	1,004	138,120
Credit Suisse Group AG Registered Shares	53,037	789,501
Flughafen Zuerich AG Registered Shares	1,233	262,996
Kuehne + Nagel International AG Registered Shares	3,710	524,467
LafargeHolcim Ltd. Registered Shares	16,773	992,019
Novartis AG Registered Shares	72,356	5,374,563
Roche Holding AG Bearer Shares	4,019	1,022,868
SGS S.A. Registered Shares	210	448,344
STMicroelectronics N.V.	49,947	764,986
Sulzer AG Registered Shares	1,411	147,732
Sunrise Communications Group AG(b)	1,891	142,635
Swiss Life Holding AG Registered Shares	539	174,039
Swiss Re AG	8,825	793,055
Swisscom AG Registered Shares	1,906	879,927
UBS Group AG Registered Shares	108,569	1,738,709
Zurich Insurance Group AG	5,121	1,368,056

Total Switzerland		15,960,719

United Kingdom – 23.1%
Aberdeen Asset Management PLC	55,569	$183,930
Admiral Group PLC	9,333	232,125
Amec Foster Wheeler PLC	16,017	106,451
Ashmore Group PLC	28,982	128,110
AstraZeneca PLC	48,885	3,002,926
Aviva PLC	98,998	658,574
BAE Systems PLC	125,055	1,004,710
Barratt Developments PLC	41,929	286,531
BBA Aviation PLC	51,960	197,844
Beazley PLC	29,863	159,825
Bellway PLC	4,145	140,100
Berkeley Group Holdings PLC	7,945	318,610
BHP Billiton PLC	111,558	1,721,402
BP PLC	1,185,429	6,782,355
British American Tobacco PLC	59,657	3,953,700
British Land Co. PLC (The)	20,803	158,680
Card Factory PLC	28,803	102,648
Carillion PLC(a)	30,306	84,508
Centrica PLC	243,131	659,730
De La Rue PLC	10,380	79,955
Debenhams PLC	88,488	60,193
Devro PLC	13,496	30,672
Direct Line Insurance Group PLC	27,268	118,454
Dunelm Group PLC	13,628	108,637
easyJet PLC	13,348	171,250
Electrocomponents PLC	27,466	162,589
G4S PLC	81,670	310,764
GlaxoSmithKline PLC	245,242	5,089,071
Greene King PLC	11,441	100,359
Halfords Group PLC	18,554	82,293
HSBC Holdings PLC	768,943	6,258,566
IG Group Holdings PLC	13,393	83,284
IMI PLC	10,210	152,311
Imperial Brands PLC	31,918	1,543,392
Inmarsat PLC	20,206	214,892
Intu Properties PLC(a)	35,547	124,104
Investec PLC	17,096	116,295
ITV PLC	252,418	690,927
J Sainsbury PLC	75,339	248,991
Jupiter Fund Management PLC	28,590	152,297
Kier Group PLC	9,071	155,170
Laird PLC	25,895	49,542
Legal & General Group PLC	169,760	524,960
Man Group PLC	62,140	114,456
Marks & Spencer Group PLC	70,254	296,052
Marston’s PLC	70,107	117,647
Meggitt PLC	32,087	178,669
Melrose Industries PLC	63,773	177,831
N Brown Group PLC	35,235	92,415
National Grid PLC	137,862	1,747,168
NEX Group PLC	11,833	84,119
Next PLC	8,091	437,071
Old Mutual PLC	126,118	316,355

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	87

Schedule of Investments (concluded)

WisdomTree International High Dividend Fund (DTH)

March 31, 2017

Investments	Shares	Value

Pagegroup PLC	24,346	$130,268
Pearson PLC	42,177	359,952
Pennon Group PLC	16,359	180,423
Persimmon PLC	16,275	426,151
Rio Tinto PLC	83,409	3,347,470
Royal Dutch Shell PLC Class A	236,131	6,188,860
Royal Mail PLC	38,879	206,619
Segro PLC	17,166	97,924
Severn Trent PLC	7,340	218,627
Sky PLC	52,936	646,052
Smiths Group PLC	15,259	308,915
SSE PLC	45,005	830,641
Standard Life PLC	55,156	244,636
TalkTalk Telecom Group PLC(a)	55,078	130,513
Tate & Lyle PLC	21,468	205,227
TechnipFMC PLC*	7,238	236,809
TP ICAP PLC	21,942	127,447
United Utilities Group PLC	22,188	275,646
Vedanta Resources PLC	19,086	193,315
Vodafone Group PLC	1,226,312	3,191,093
Weir Group PLC (The)	6,446	154,518
William Hill PLC	44,775	162,816

Total United Kingdom		57,937,432
TOTAL COMMON STOCKS (Cost: $258,267,332)		248,531,588
RIGHTS – 0.0%
United Kingdom – 0.0%
Laird PLC, expiring 4/3/17* (Cost $21,548)	20,716	18,004
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%
United States – 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $7,027,843)(d)	7,027,843	7,027,843
TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $265,316,723)		255,577,435
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.1)%		(5,185,246)

NET ASSETS – 100.0%		$250,392,189

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $8,264,068 and the total market value of the collateral held by the Fund was $8,720,660. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,692,817.

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	CHF	14,070	USD	14,053	$(3)
4/4/2017	CHF	52,930	USD	52,896	16
4/4/2017	SEK	72,870	USD	8,149	(13)
4/4/2017	SEK	274,130	USD	30,632	(71)
					$(71)

CURRENCY LEGEND

CHF – Swiss franc

SEK – Swedish krona

USD – U.S. dollar

See Notes to Financial Statements.

88	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.1%
Australia – 7.7%
Amcor Ltd.	26,790	$307,777
Australia & New Zealand Banking Group Ltd.	144,311	3,502,988
BHP Billiton Ltd.	163,573	2,999,751
Brambles Ltd.	49,260	351,354
Commonwealth Bank of Australia	65,576	4,297,617
CSL Ltd.	9,387	897,472
Macquarie Group Ltd.	13,837	952,111
National Australia Bank Ltd.	141,885	3,608,620
Rio Tinto Ltd.	21,277	981,336
Telstra Corp., Ltd.	628,338	2,233,666
Wesfarmers Ltd.	51,915	1,784,923
Westpac Banking Corp.	139,989	3,744,078
Woodside Petroleum Ltd.	36,136	884,328
Woolworths Ltd.	61,670	1,246,691

Total Australia		27,792,712
Belgium – 1.4%
Anheuser-Busch InBev S.A.	43,059	4,738,929
UCB S.A.	2,206	171,554

Total Belgium		4,910,483
China – 2.7%
China Mobile Ltd.	532,986	5,832,910
China Overseas Land & Investment Ltd.	172,000	491,334
CITIC Ltd.	587,273	837,288
CNOOC Ltd.	1,997,529	2,385,262

Total China		9,546,794
Denmark – 1.0%
AP Moller – Maersk A/S Class B	299	497,563
Coloplast A/S Class B	6,967	545,616
Danske Bank A/S	30,731	1,049,745
Novo Nordisk A/S Class B	29,620	1,020,314
Pandora A/S	1,366	151,674
Vestas Wind Systems A/S	1,999	163,019

Total Denmark		3,427,931
Finland – 1.1%
Fortum Oyj	60,354	957,300
Kone Oyj Class B	10,439	459,553
Nokia Oyj	247,984	1,334,113
Sampo Oyj Class A	24,109	1,146,435

Total Finland		3,897,401
France – 13.2%
Air Liquide S.A.	8,382	960,148
Airbus SE	16,473	1,256,741
AXA S.A.	94,684	2,456,285
BNP Paribas S.A.	46,595	3,111,240
Capgemini S.A.	1,802	166,830
Carrefour S.A.	19,088	451,184
Christian Dior SE	3,242	755,217
Cie de Saint-Gobain	17,495	900,691
Cie Generale des Etablissements Michelin	4,946	602,266
Credit Agricole S.A.	142,346	1,933,526
Danone S.A.	15,918	$1,085,520
Electricite de France S.A.(a)	173,624	1,465,540
Engie S.A.	145,758	2,070,291
Essilor International S.A.	3,099	377,525
Hermes International	923	438,413
Kering	3,151	817,093
Klepierre	8,974	349,948
L’Oreal S.A.	9,191	1,770,916
Legrand S.A.	7,141	431,680
LVMH Moet Hennessy Louis Vuitton SE	10,782	2,373,838
Natixis S.A.	194,491	1,201,511
Orange S.A.	86,916	1,353,977
Pernod Ricard S.A.	4,393	521,067
Publicis Groupe S.A.	5,067	355,025
Renault S.A.	7,843	683,074
Safran S.A.	9,578	717,398
Sanofi	45,853	4,149,939
Schneider Electric SE	17,553	1,288,446
Societe Generale S.A.	35,968	1,829,228
Sodexo S.A.	4,217	497,260
Thales S.A.	2,043	198,100
TOTAL S.A.	119,628	6,066,658
Unibail-Rodamco SE	2,753	645,133
Veolia Environnement S.A.	15,835	297,402
Vinci S.A.	11,516	915,148
Vivendi S.A.	155,429	3,029,706

Total France		47,523,964
Germany – 9.1%
adidas AG	2,281	434,988
Allianz SE Registered Shares	18,757	3,483,687
BASF SE	33,530	3,332,297
Bayer AG Registered Shares	19,391	2,240,918
Bayerische Motoren Werke AG	22,872	2,091,809
Beiersdorf AG	1,950	185,057
Continental AG	3,520	773,669
Daimler AG Registered Shares	51,575	3,817,212
Deutsche Boerse AG*	7,303	671,036
Deutsche Post AG Registered Shares	29,817	1,023,853
Deutsche Telekom AG Registered Shares	153,845	2,702,649
E.ON SE	99,844	795,678
Evonik Industries AG	17,604	575,489
Fresenius Medical Care AG & Co. KGaA	3,167	267,763
Fresenius SE & Co. KGaA	3,306	266,362
Hannover Rueck SE	4,308	498,314
HeidelbergCement AG	2,331	218,796
Henkel AG & Co. KGaA	3,493	389,098
Infineon Technologies AG	15,616	319,761
Linde AG	4,214	703,556
MAN SE	5,553	573,906
Merck KGaA	987	112,743
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	6,975	1,368,184
SAP SE	15,863	1,560,557

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	89

Schedule of Investments (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2017

Investments	Shares	Value
Siemens AG Registered Shares	26,151	$3,591,321
Telefonica Deutschland Holding AG	147,460	733,378

Total Germany		32,732,081
Hong Kong – 2.9%
AIA Group Ltd.	120,600	760,394
BOC Hong Kong Holdings Ltd.	381,715	1,559,474
CLP Holdings Ltd.	72,500	757,978
Galaxy Entertainment Group Ltd.	47,000	257,331
Hang Seng Bank Ltd.	64,895	1,316,020
Henderson Land Development Co., Ltd.	80,279	497,386
Hong Kong & China Gas Co., Ltd.	272,810	545,515
Hong Kong Exchanges & Clearing Ltd.	24,500	616,638
MTR Corp., Ltd.	180,000	1,011,002
Power Assets Holdings Ltd.	82,500	711,252
Sun Hung Kai Properties Ltd.	78,442	1,152,683
Swire Properties Ltd.	156,200	500,467
Wharf Holdings Ltd. (The)	97,000	832,516

Total Hong Kong		10,518,656
Ireland – 0.2%
CRH PLC	16,729	591,705
Israel – 0.2%
Teva Pharmaceutical Industries Ltd.	21,598	708,531
Italy – 2.7%
Assicurazioni Generali SpA	60,491	964,002
Atlantia SpA	32,054	829,657
Enel SpA	325,411	1,536,263
Eni SpA	182,319	2,993,238
Intesa Sanpaolo SpA	747,455	2,035,375
Luxottica Group SpA	12,364	684,337
Snam SpA	138,045	598,557

Total Italy		9,641,429
Japan – 13.6%
Aeon Co., Ltd.	8,700	126,873
Asahi Group Holdings Ltd.	4,500	169,936
Astellas Pharma, Inc.	47,800	628,868
Bridgestone Corp.	23,800	961,782
Canon, Inc.	55,000	1,713,228
Central Japan Railway Co.	600	97,676
Chugai Pharmaceutical Co., Ltd.	6,900	236,853
Dai-ichi Life Holdings, Inc.	22,000	394,176
Daiichi Sankyo Co., Ltd.	15,300	344,226
Daikin Industries Ltd.	2,900	291,093
Daiwa House Industry Co., Ltd.	11,800	338,444
Denso Corp.	22,800	1,001,989
Dentsu, Inc.	3,100	168,034
East Japan Railway Co.	6,300	548,077
Eisai Co., Ltd.	6,800	351,747
FANUC Corp.	6,700	1,372,108
Fast Retailing Co., Ltd.	1,100	344,719
Fuji Heavy Industries Ltd.	23,800	872,076
FUJIFILM Holdings Corp.	6,000	234,120
Hitachi Ltd.	89,000	481,221
Honda Motor Co., Ltd.	44,700	$1,344,249
Hoya Corp.	10,800	519,113
ITOCHU Corp.	51,300	727,398
Japan Post Holdings Co., Ltd.	54,800	687,029
Japan Post Insurance Co., Ltd.(a)	7,700	176,278
Japan Tobacco, Inc.	49,509	1,607,499
Kao Corp.	9,600	525,876
KDDI Corp.	57,500	1,507,808
Kirin Holdings Co., Ltd.	13,600	256,365
Komatsu Ltd.	24,900	648,365
Kubota Corp.	23,400	350,906
Kyocera Corp.	9,100	506,490
Mitsubishi Corp.	45,900	990,868
Mitsubishi Electric Corp.	43,300	620,570
Mitsubishi Estate Co., Ltd.	9,000	163,959
Mitsubishi Heavy Industries Ltd.	74,000	296,584
Mitsubishi UFJ Financial Group, Inc.	338,300	2,124,280
Mitsui & Co., Ltd.	72,500	1,049,145
Mitsui Fudosan Co., Ltd.	10,000	213,049
Mizuho Financial Group, Inc.	791,398	1,448,849
MS&AD Insurance Group Holdings, Inc.	15,000	476,532
Murata Manufacturing Co., Ltd.	3,700	525,796
Nidec Corp.	2,100	199,672
Nippon Steel & Sumitomo Metal Corp.	20,600	474,190
Nippon Telegraph & Telephone Corp.	40,100	1,710,089
Nissan Motor Co., Ltd.	149,400	1,439,297
Nomura Holdings, Inc.	92,400	573,737
NTT Data Corp.	1,500	71,076
NTT DOCOMO, Inc.	83,800	1,949,668
Olympus Corp.	900	34,569
Otsuka Holdings Co., Ltd.	8,400	378,577
Panasonic Corp.	53,300	601,736
Recruit Holdings Co., Ltd.	2,800	142,726
Secom Co., Ltd.	1,200	85,819
Sekisui House Ltd.	15,300	251,407
Seven & I Holdings Co., Ltd.	14,800	579,356
Shimano, Inc.	800	116,665
Shin-Etsu Chemical Co., Ltd.	8,000	692,381
Shionogi & Co., Ltd.	3,300	170,227
SoftBank Group Corp.	8,100	571,500
Sony Corp.	7,800	263,617
Sumitomo Corp.	49,200	661,195
Sumitomo Mitsui Financial Group, Inc.	45,200	1,640,797
Sumitomo Mitsui Trust Holdings, Inc.(a)	9,800	339,478
Suntory Beverage & Food Ltd.	2,700	113,641
Suzuki Motor Corp.	3,800	157,620
Takeda Pharmaceutical Co., Ltd.	26,200	1,229,470
Tokio Marine Holdings, Inc.	17,400	733,289
Toyota Motor Corp.	104,500	5,666,239
Yahoo Japan Corp.(a)	121,200	559,067

Total Japan		48,851,359
Netherlands – 2.0%
ABN AMRO Group N.V. CVA(b)	14,767	359,315
Akzo Nobel N.V.	7,272	604,566

See Notes to Financial Statements.

90	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2017

Investments	Shares	Value
ASML Holding N.V.	5,067	$674,174
Heineken Holding N.V.	3,150	251,232
Heineken N.V.	10,145	865,876
ING Groep N.V.	169,152	2,563,586
Koninklijke Ahold Delhaize N.V.	25,764	552,771
Koninklijke KPN N.V.	56,765	171,393
Koninklijke Philips N.V.	27,791	895,580
Steinhoff International Holdings N.V.	57,033	276,145

Total Netherlands		7,214,638
Norway – 1.2%
DNB ASA	51,356	813,789
Statoil ASA	144,964	2,476,012
Telenor ASA	67,160	1,117,391

Total Norway		4,407,192
Singapore – 1.3%
DBS Group Holdings Ltd.	64,800	899,678
Oversea-Chinese Banking Corp., Ltd.	116,755	812,179
Singapore Telecommunications Ltd.	668,700	1,875,978
United Overseas Bank Ltd.	55,786	882,723
Wilmar International Ltd.	137,300	346,861

Total Singapore		4,817,419
Spain – 5.5%
Abertis Infraestructuras S.A.	39,716	641,421
Amadeus IT Group S.A.	12,375	629,489
Banco Bilbao Vizcaya Argentaria S.A.	313,882	2,440,629
Banco Santander S.A.	541,219	3,325,554
CaixaBank S.A.	298,055	1,284,383
Endesa S.A.	35,390	833,866
Ferrovial S.A.	33,828	678,750
Gas Natural SDG S.A.	41,137	903,720
Iberdrola S.A.	245,129	1,757,901
Industria de Diseno Textil S.A.	53,905	1,904,891
Repsol S.A.	80,510	1,246,434
Telefonica S.A.	357,536	4,009,490

Total Spain		19,656,528
Sweden – 3.1%
Assa Abloy AB Class B	19,916	411,111
Atlas Copco AB Class A	22,852	809,570
Hennes & Mauritz AB Class B	49,483	1,269,178
Hexagon AB Class B	2,048	82,578
Nordea Bank AB	226,609	2,596,474
Skandinaviska Enskilda Banken AB Class A(a)	106,074	1,184,501
Svenska Cellulosa AB SCA Class B	14,968	484,499
Svenska Handelsbanken AB Class A(a)	58,876	810,441
Swedbank AB Class A(a)	54,678	1,271,368
Telefonaktiebolaget LM Ericsson Class B(a)	148,646	995,602
Telia Co. AB	137,835	580,314
Volvo AB Class B(a)	46,982	696,182

Total Sweden		11,191,818
Switzerland – 8.8%
ABB Ltd. Registered Shares*	10,106	236,559
Cie Financiere Richemont S.A. Registered Shares	12,873	1,018,574
Credit Suisse Group AG Registered Shares	80,830	$1,203,224
Geberit AG Registered Shares	450	194,126
Givaudan S.A. Registered Shares(a)	230	414,526
Kuehne + Nagel International AG Registered Shares	2,374	335,602
LafargeHolcim Ltd. Registered Shares	18,261	1,080,025
Nestle S.A. Registered Shares	82,097	6,303,166
Novartis AG Registered Shares	79,400	5,897,787
Roche Holding AG Bearer Shares	4,163	1,059,518
Roche Holding AG Genusschein	18,868	4,821,854
SGS S.A. Registered Shares	308	657,571
Swiss Re AG	14,434	1,297,106
Swisscom AG Registered Shares	2,233	1,030,890
Syngenta AG Registered Shares	2,701	1,192,979
UBS Group AG Registered Shares	167,053	2,675,318
Zurich Insurance Group AG	7,982	2,132,361

Total Switzerland		31,551,186
United Kingdom – 21.4%
Associated British Foods PLC	11,244	366,405
AstraZeneca PLC	52,995	3,255,396
Aviva PLC	146,922	977,383
BAE Systems PLC	117,114	940,911
Barclays PLC	425,541	1,197,797
BHP Billiton PLC	116,612	1,799,388
BP PLC	1,305,836	7,471,255
British American Tobacco PLC	63,411	4,202,492
BT Group PLC	244,418	972,523
Centrica PLC	290,097	787,172
Compass Group PLC	32,692	615,649
Diageo PLC	77,762	2,220,418
GlaxoSmithKline PLC	263,108	5,459,812
HSBC Holdings PLC	1,170,662	9,528,229
Imperial Brands PLC	34,025	1,645,276
International Consolidated Airlines Group S.A.	45,559	302,111
ITV PLC	253,957	695,140
Land Securities Group PLC	20,167	267,057
Legal & General Group PLC	276,617	855,400
Lloyds Banking Group PLC	1,781,893	1,477,721
London Stock Exchange Group PLC	3,129	124,070
National Grid PLC	153,545	1,945,924
Old Mutual PLC	224,761	563,791
Prudential PLC	61,861	1,304,190
Reckitt Benckiser Group PLC	12,344	1,124,635
RELX N.V.	34,973	649,357
RELX PLC	21,930	428,886
Rio Tinto PLC	91,331	3,665,405
Rolls-Royce Holdings PLC*	48,271	455,118
Royal Dutch Shell PLC Class A	259,934	6,812,723
Royal Dutch Shell PLC Class B	201,560	5,505,830
Sky PLC	68,136	831,559
Smith & Nephew PLC	12,857	195,497
SSE PLC	61,194	1,129,436
Unilever N.V. CVA	40,307	2,007,648

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	91

Schedule of Investments (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2017

Investments	Shares	Value
Unilever PLC	30,793	$1,516,909
Vodafone Group PLC	1,332,288	3,466,862

Total United Kingdom		76,765,375
TOTAL COMMON STOCKS (Cost: $355,480,429)		355,747,202
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree International MidCap Dividend Fund(c)
(Cost: $842,322)	14,359	864,125
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%
United States – 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(d)
(Cost: $7,350,890)(e)	7,350,890	7,350,890
TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $363,673,641)		363,962,217
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.4)%		(4,888,548)

NET ASSETS – 100.0%		$359,073,669

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(e)

At March 31, 2017, the total market value of the Fund’s securities on loan was $7,386,892 and the total market value of the collateral held by the Fund was $7,821,090. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $470,200.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	AUD	105,000	USD	80,152	$52
4/4/2017	CHF	75,000	USD	74,802	(126)
					$(74)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

USD – U.S. dollar

See Notes to Financial Statements.

92	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.5%
Australia – 7.4%
Adelaide Brighton Ltd.	34,411	$149,102
AGL Energy Ltd.	37,251	749,354
Alumina Ltd.(a)	253,987	346,820
AMP Ltd.	227,008	897,036
Aristocrat Leisure Ltd.	15,285	209,533
ASX Ltd.	11,114	427,985
Aurizon Holdings Ltd.	185,632	743,449
Bank of Queensland Ltd.	34,594	320,903
Bendigo & Adelaide Bank Ltd.	44,010	407,576
Boral Ltd.	36,708	163,536
Caltex Australia Ltd.	13,934	313,465
Challenger Ltd.	28,078	268,812
CIMIC Group Ltd.	13,597	372,683
Coca-Cola Amatil Ltd.	54,855	452,775
Cochlear Ltd.	1,834	189,196
Computershare Ltd.	26,493	284,155
Crown Resorts Ltd.	48,026	432,679
Fortescue Metals Group Ltd.	72,690	345,463
Harvey Norman Holdings Ltd.(a)	88,365	305,364
Healthscope Ltd.	75,621	130,951
Incitec Pivot Ltd.	85,557	245,404
Insurance Australia Group Ltd.	161,795	746,723
Magellan Financial Group Ltd.	9,101	164,056
Medibank Pvt Ltd.	128,900	277,294
Orica Ltd.	34,862	468,063
Platinum Asset Management Ltd.(a)	44,662	174,781
QBE Insurance Group Ltd.	82,908	815,245
Ramsay Health Care Ltd.	4,869	259,594
REA Group Ltd.	3,227	146,054
Seek Ltd.	13,056	158,560
Sonic Healthcare Ltd.	20,840	351,659
Star Entertainment Grp Ltd. (The)	28,880	120,510
Suncorp Group Ltd.	93,573	942,958
Tabcorp Holdings Ltd.	74,506	269,975
Tatts Group Ltd.	94,266	318,565
TPG Telecom Ltd.(a)	15,580	82,840
Treasury Wine Estates Ltd.	20,261	189,028

Total Australia		13,242,146
Austria – 1.2%
Andritz AG	5,280	264,770
Erste Group Bank AG	14,572	475,747
OMV AG	19,803	781,235
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,227	199,566
Voestalpine AG	8,254	325,755

Total Austria		2,047,073
Belgium – 2.2%
Ackermans & van Haaren N.V.	1,079	169,991
Ageas	16,077	630,030
Bekaert S.A.	2,415	118,468
bpost S.A.	15,716	370,051
Cofinimmo S.A.	951	$108,936
Colruyt S.A.	5,848	287,843
Elia System Operator S.A./N.V.	3,464	183,171
Melexis N.V.	2,698	234,343
Proximus SADP	26,645	838,273
Solvay S.A.	5,924	725,790
Umicore S.A.	4,538	259,183

Total Belgium		3,926,079
China – 3.1%
Beijing Enterprises Holdings Ltd.	43,700	226,049
China Everbright International Ltd.	156,000	209,967
China Jinmao Holdings Group Ltd.	593,242	190,076
China Merchants Port Holdings Co., Ltd.	145,343	425,472
China Power International Development Ltd.	1,022,000	380,053
China Resources Power Holdings Co., Ltd.	520,000	938,094
CSPC Pharmaceutical Group Ltd.	150,000	196,487
Far East Horizon Ltd.	298,000	279,920
Fosun International Ltd.	215,500	323,881
Guangdong Investment Ltd.	288,208	410,904
Lenovo Group Ltd.	918,000	604,794
Shanghai Industrial Holdings Ltd.	87,500	257,270
Shenzhen Investment Ltd.	548,000	245,389
Sino-Ocean Group Holding Ltd.	406,464	190,902
Sun Art Retail Group Ltd.	555,000	519,900
Yangzijiang Shipbuilding Holdings Ltd.	283,800	229,510

Total China		5,628,668
Denmark – 0.9%
Chr Hansen Holding A/S	5,807	373,840
DSV A/S	2,647	137,437
ISS A/S	8,645	327,883
Jyske Bank A/S Registered Shares	3,257	165,268
Novozymes A/S Class B	4,801	190,859
Royal Unibrew A/S	2,772	117,096
Tryg A/S	20,568	374,219

Total Denmark		1,686,602
Finland – 2.4%
Amer Sports Oyj*	4,499	101,916
Elisa Oyj(a)	10,604	375,971
Huhtamaki Oyj	3,291	117,388
Kesko Oyj Class B(a)	7,746	370,327
Metso Oyj(a)	10,925	331,615
Neste Oyj	14,249	557,175
Nokian Renkaat Oyj	9,297	389,193
Orion Oyj Class B	5,955	311,261
Stora Enso Oyj Class R	39,049	462,754
UPM-Kymmene Oyj	34,742	818,226
Wartsila Oyj Abp	9,916	531,874

Total Finland		4,367,700
France – 8.3%
Accor S.A.	9,760	407,635
Aeroports de Paris	4,334	537,014
Amundi S.A.(a)(b)	11,491	679,771

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	93

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2017

Investments	Shares	Value
Arkema S.A.	3,049	$301,583
Atos SE	2,666	330,622
Bollore S.A.	82,681	321,360
Bouygues S.A.	29,408	1,200,101
Bureau Veritas S.A.	17,014	359,852
Casino Guichard Perrachon S.A.	10,282	576,578
Cie Plastic Omnium S.A.	3,535	129,079
CNP Assurances	53,536	1,092,510
Edenred	16,753	396,887
Eiffage S.A.	3,525	276,805
Elior Group(a)(b)	4,813	109,467
Euler Hermes Group	3,802	350,282
Eurazeo S.A.	4,524	298,689
Eutelsat Communications S.A.	25,906	579,923
Faurecia	4,243	202,331
Fonciere Des Regions	4,826	404,209
Groupe Eurotunnel SE Registered Shares	17,789	179,455
Havas S.A.	23,513	209,988
ICADE	5,691	418,042
Imerys S.A.	3,335	283,822
Ingenico Group S.A.	1,333	126,118
Ipsen S.A.	2,289	229,543
JCDecaux S.A.	5,637	198,898
Korian S.A.	3,231	98,073
Lagardere SCA	14,477	427,510
Nexity S.A.*	4,006	197,457
Remy Cointreau S.A.	1,807	177,362
Rexel S.A.	14,721	267,977
Rubis SCA	2,523	247,909
SCOR SE	13,958	528,926
SEB S.A.	1,157	161,985
Societe BIC S.A.	3,640	454,721
SPIE S.A.	7,294	176,426
Suez	35,813	567,088
Teleperformance	1,521	164,712
Television Francaise 1	9,895	118,532
Valeo S.A.	8,097	540,653
Vicat S.A.	2,091	148,857
Wendel S.A.	1,654	210,161
Zodiac Aerospace	7,083	177,648

Total France		14,866,561
Germany – 5.5%
Axel Springer SE	6,310	349,388
Brenntag AG	5,272	296,312
Celesio AG	12,295	338,221
Covestro AG(b)	5,624	434,053
CTS Eventim AG & Co. KGaA	3,285	127,469
Deutsche Lufthansa AG Registered Shares	30,213	491,177
Deutsche Wohnen AG Bearer Shares	9,518	314,205
DMG MORI AG	3,582	175,561
Duerr AG	1,639	146,690
Fielmann AG	3,555	275,435
Fraport AG Frankfurt Airport Services Worldwide	3,984	282,638
Freenet AG	12,109	394,881
Fuchs Petrolub SE	2,613	$111,188
GEA Group AG	5,703	243,010
Hella KGaA Hueck & Co.	6,526	289,840
Hochtief AG	2,137	354,158
Hugo Boss AG	7,785	569,612
K+S AG Registered Shares(a)	15,780	367,761
KION Group AG	2,617	171,383
LANXESS AG	2,193	147,510
LEG Immobilien AG*	2,722	223,705
METRO AG	16,993	544,882
MTU Aero Engines AG	1,784	232,690
OSRAM Licht AG	3,362	211,255
ProSiebenSat.1 Media SE	13,908	617,399
Rheinmetall AG	1,507	126,737
STADA Arzneimittel AG	2,105	129,208
Symrise AG	2,795	186,359
Talanx AG*	15,740	556,471
ThyssenKrupp AG	7,563	185,724
TUI AG	39,626	548,027
United Internet AG Registered Shares	6,455	286,376
Wacker Chemie AG	2,028	209,421

Total Germany		9,938,746
Hong Kong – 3.0%
Bank of East Asia Ltd. (The)	115,322	477,077
Dah Sing Banking Group Ltd.	66,800	131,683
Hang Lung Group Ltd.	71,000	302,857
Hang Lung Properties Ltd.	308,000	800,566
Hopewell Holdings Ltd.	65,162	244,834
Hysan Development Co., Ltd.	59,000	267,613
New World Development Co., Ltd.	766,642	943,074
PCCW Ltd.	584,543	344,490
Sino Land Co., Ltd.	351,046	615,228
SJM Holdings Ltd.	457,000	371,645
Techtronic Industries Co., Ltd.	38,500	155,803
Wheelock & Co., Ltd.	92,000	727,453

Total Hong Kong		5,382,323
Ireland – 0.4%
DCC PLC	2,263	198,791
Kingspan Group PLC	3,757	120,167
Paddy Power Betfair PLC	1,276	137,157
Smurfit Kappa Group PLC	10,413	275,869

Total Ireland		731,984
Israel – 0.9%
Azrieli Group Ltd.	3,979	210,650
Bank Hapoalim BM	46,430	282,378
Bezeq Israeli Telecommunication Corp., Ltd.	362,251	649,567
Elbit Systems Ltd.	1,376	157,138
Israel Chemicals Ltd.	87,428	370,856

Total Israel		1,670,589
Italy – 3.4%
A2A SpA	173,465	263,081
ACEA SpA	15,358	209,598

See Notes to Financial Statements.

94	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2017

Investments	Shares	Value
Azimut Holding SpA	6,884	$120,234
Banca Generali SpA	9,083	238,011
Banca Mediolanum SpA	45,964	337,489
Brembo SpA	1,939	143,822
Davide Campari-Milano SpA	14,337	166,682
De’ Longhi SpA	5,150	150,153
FinecoBank Banca Fineco SpA	37,696	257,227
Hera SpA	128,423	358,221
Infrastrutture Wireless Italiane SpA(b)	26,379	139,432
Mediobanca SpA	52,443	473,964
Poste Italiane SpA(b)	94,003	628,380
Prysmian SpA	7,822	207,310
Recordati SpA	8,175	277,783
Salvatore Ferragamo SpA	6,627	199,028
Terna Rete Elettrica Nazionale SpA	125,722	625,267
Unione di Banche Italiane SpA	55,525	213,673
Unipol Gruppo Finanziario SpA	65,127	269,989
UnipolSai Assicurazioni SpA	387,361	856,776

Total Italy		6,136,120
Japan – 22.9%
ABC-Mart, Inc.	2,378	138,928
Air Water, Inc.	7,400	136,272
Aisin Seiki Co., Ltd.	10,200	500,709
Alfresa Holdings Corp.	7,600	131,566
Amada Holdings Co., Ltd.	19,600	223,563
ANA Holdings, Inc.(a)	98,000	298,846
Aozora Bank Ltd.	93,000	342,188
Asahi Glass Co., Ltd.	54,141	438,259
Asahi Kasei Corp.	60,000	581,531
Bandai Namco Holdings, Inc.	7,200	215,166
Brother Industries Ltd.	13,700	285,852
Canon Marketing Japan, Inc.	5,800	115,240
Casio Computer Co., Ltd.(a)	10,300	143,181
Chiba Bank Ltd. (The)(a)	38,000	243,830
Chubu Electric Power Co., Inc.	19,400	259,584
Chugoku Electric Power Co., Inc. (The)	24,600	271,984
Coca-Cola West Co., Ltd.	5,400	173,975
Dai Nippon Printing Co., Ltd.	33,958	365,697
Daicel Corp.	12,700	152,838
Daito Trust Construction Co., Ltd.	3,320	455,707
Daiwa Securities Group, Inc.	126,000	766,539
Disco Corp.	1,700	258,288
Electric Power Development Co., Ltd.	7,500	175,334
FamilyMart UNY Holdings Co., Ltd.	3,400	202,603
Fuji Electric Co., Ltd.	32,876	195,020
Fujitsu Ltd.	62,000	378,855
Fukuoka Financial Group, Inc.	46,000	198,977
Hakuhodo DY Holdings, Inc.	11,500	136,229
Hamamatsu Photonics K.K.	4,400	126,555
Hankyu Hanshin Holdings, Inc.	4,800	155,936
Hikari Tsushin, Inc.	1,800	175,752
Hino Motors Ltd.	30,600	369,902
Hirose Electric Co., Ltd.	1,200	165,844
Hisamitsu Pharmaceutical Co., Inc.	2,300	131,275
Hitachi Chemical Co., Ltd.	8,200	$226,654
Hitachi Construction Machinery Co., Ltd.	9,500	236,584
Hitachi High-Technologies Corp.	5,100	207,561
Hitachi Metals Ltd.	14,600	204,659
Hokuriku Electric Power Co.(a)	12,800	124,060
Hulic Co., Ltd.	15,800	148,457
Idemitsu Kosan Co., Ltd.	5,900	204,909
Iida Group Holdings Co., Ltd.	8,700	133,354
Isuzu Motors Ltd.	31,500	416,259
Itochu Techno-Solutions Corp.	6,200	181,944
J. Front Retailing Co., Ltd.	11,600	171,767
Japan Airlines Co., Ltd.	18,000	569,577
Japan Exchange Group, Inc.	31,700	450,906
JFE Holdings, Inc.	19,700	337,409
JGC Corp.	11,800	204,909
JSR Corp.	12,000	202,136
JTEKT Corp.	17,300	268,435
JX Holdings, Inc.(a)	146,000	716,308
Kajima Corp.	31,953	208,183
Kaken Pharmaceutical Co., Ltd.	1,700	95,962
Kaneka Corp.	13,000	96,599
Kawasaki Heavy Industries Ltd.	100,565	305,043
Kikkoman Corp.	4,000	119,357
Kintetsu Group Holdings Co., Ltd.	47,000	169,138
Koito Manufacturing Co., Ltd.	2,000	103,922
Konica Minolta, Inc.	27,600	246,698
Kose Corp.	1,100	99,408
Kuraray Co., Ltd.	16,500	249,951
Kyowa Hakko Kirin Co., Ltd.	12,400	196,076
Lawson, Inc.	4,400	298,124
LIXIL Group Corp.	15,400	390,424
Mabuchi Motor Co., Ltd.	2,600	146,298
Makita Corp.	7,258	254,027
Marubeni Corp.	109,800	675,472
Mazda Motor Corp.	16,000	230,171
Medipal Holdings Corp.	8,600	134,754
MINEBEA MITSUMI, Inc.	17,000	226,555
Mitsubishi Chemical Holdings Corp.	65,200	504,023
Mitsubishi Gas Chemical Co., Inc.	11,800	244,832
Mitsubishi Materials Corp.	7,000	211,702
Mitsubishi Motors Corp.	42,600	255,761
Mitsubishi Tanabe Pharma Corp.	20,600	428,527
Mitsui Chemicals, Inc.	37,000	182,626
Mitsui OSK Lines Ltd.	52,000	163,331
Mixi, Inc.	4,600	221,269
NEC Corp.	87,608	210,706
NGK Insulators Ltd.	8,400	189,967
NGK Spark Plug Co., Ltd.	8,000	182,644
NH Foods Ltd.	5,000	134,120
Nifco, Inc.	1,900	95,315
Nikon Corp.(a)	9,234	133,749
Nippon Express Co., Ltd.	43,000	220,731
Nippon Paint Holdings Co., Ltd.	6,000	208,651
Nippon Shokubai Co., Ltd.	1,500	102,037

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	95

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2017

Investments	Shares	Value
Nissan Chemical Industries Ltd.	4,400	$127,937
Nisshin Seifun Group, Inc.	12,900	192,290
Nissin Foods Holdings Co., Ltd.	3,300	182,725
Nitori Holdings Co., Ltd.	1,200	151,521
Nitto Denko Corp.	5,300	409,141
NOK Corp.	7,300	169,283
Nomura Real Estate Holdings, Inc.	8,568	136,405
Nomura Research Institute Ltd.	9,710	357,274
NSK Ltd.	33,500	478,614
NTT Urban Development Corp.	11,600	100,562
Obayashi Corp.	20,000	186,844
Obic Co., Ltd.	4,100	195,010
Odakyu Electric Railway Co., Ltd.	5,900	114,685
Oji Holdings Corp.	43,862	205,080
Omron Corp.	6,800	298,106
Oracle Corp.	3,968	226,478
Osaka Gas Co., Ltd.	80,000	303,688
Otsuka Corp.	4,000	216,818
Park24 Co., Ltd.	4,400	115,064
Pola Orbis Holdings, Inc.	6,400	154,328
Resona Holdings, Inc.	149,100	800,026
Ricoh Co., Ltd.(a)	42,760	351,505
Ryohin Keikaku Co., Ltd.	500	109,441
Sankyo Co., Ltd.	5,200	173,598
Santen Pharmaceutical Co., Ltd.	10,600	153,345
SCSK Corp.	4,200	166,598
Sega Sammy Holdings, Inc.	13,873	185,754
Seibu Holdings, Inc.	6,000	98,914
Seiko Epson Corp.	19,200	403,884
Sekisui Chemical Co., Ltd.	17,500	293,839
Seven Bank Ltd.(a)	45,500	148,631
Shimamura Co., Ltd.	900	118,810
Shimizu Corp.	22,000	197,039
Shiseido Co., Ltd.	5,300	139,361
Shizuoka Bank Ltd. (The)	25,000	203,267
Showa Shell Sekiyu K.K.	18,909	191,245
Sojitz Corp.	62,800	157,240
Sompo Holdings, Inc.	16,800	614,980
Sony Financial Holdings, Inc.(a)	25,409	407,940
Square Enix Holdings Co., Ltd.	3,600	101,768
Sumitomo Chemical Co., Ltd.	73,000	407,485
Sumitomo Dainippon Pharma Co., Ltd.(a)	11,390	187,874
Sumitomo Electric Industries Ltd.	27,412	454,120
Sumitomo Heavy Industries Ltd.	34,500	240,258
Sumitomo Metal Mining Co., Ltd.	24,000	341,057
Sumitomo Rubber Industries Ltd.	13,800	234,933
Sundrug Co., Ltd.	2,400	80,445
Suzuken Co., Ltd.	4,700	153,953
T&D Holdings, Inc.	29,351	425,659
Taiheiyo Cement Corp.	47,000	156,906
Taisei Corp.	37,876	275,666
Taiyo Nippon Sanso Corp.	12,200	142,550
TDK Corp.	4,000	253,074
Teijin Ltd.	9,800	184,602
THK Co., Ltd.	5,600	$140,867
Tobu Railway Co., Ltd.	26,000	131,598
Toho Co., Ltd.	5,100	135,063
Tohoku Electric Power Co., Inc.	15,400	208,411
Tokyo Electron Ltd.	7,994	872,001
Tokyo Gas Co., Ltd.	93,000	422,811
Tokyu Corp.	21,000	148,506
Tokyu Fudosan Holdings Corp.	20,300	110,035
TonenGeneral Sekiyu K.K.	31,104	389,138
Toppan Printing Co., Ltd.	33,000	336,130
Tosoh Corp.	25,000	219,420
TOTO Ltd.	4,700	177,362
Toyo Suisan Kaisha Ltd.	3,800	141,353
Toyoda Gosei Co., Ltd.	7,100	180,383
Toyota Tsusho Corp.	15,200	459,697
Trend Micro, Inc.	6,930	307,848
Unicharm Corp.	7,500	179,541
USS Co., Ltd.	12,000	199,874
West Japan Railway Co.	5,876	381,837
Yakult Honsha Co., Ltd.	2,700	149,744
Yamada Denki Co., Ltd.(a)	35,800	178,309
Yamaha Corp.	5,400	148,533
Yamaha Motor Co., Ltd.	13,460	323,847
Yamato Holdings Co., Ltd.	8,500	177,926
Yokogawa Electric Corp.	10,500	165,090
Yokohama Rubber Co., Ltd. (The)	8,700	170,127

Total Japan		41,187,137
Netherlands – 2.5%
Aalberts Industries N.V.	3,705	138,694
Aegon N.V.	188,054	959,606
Boskalis Westminster	10,025	346,596
Euronext N.V.(b)	3,745	163,843
GrandVision N.V.(b)	5,668	139,158
Koninklijke DSM N.V.	8,349	566,230
Koninklijke Vopak N.V.	4,350	190,173
NN Group N.V.	27,482	896,057
Randstad Holding N.V.(a)	10,285	595,117
Wolters Kluwer N.V.	11,132	463,926

Total Netherlands		4,459,400
New Zealand – 1.2%
Auckland International Airport Ltd.	52,377	247,512
Contact Energy Ltd.	55,021	194,620
Fisher & Paykel Healthcare Corp., Ltd.	22,603	153,266
Fletcher Building Ltd.	56,137	326,498
Mercury NZ Ltd.	113,840	250,677
Meridian Energy Ltd.	216,261	423,296
Spark New Zealand Ltd.	209,453	512,463

Total New Zealand		2,108,332
Norway – 1.8%
Gjensidige Forsikring ASA	31,050	472,859
Leroy Seafood Group ASA	3,062	134,046
Marine Harvest ASA	31,798	484,621
Norsk Hydro ASA	95,650	555,264

See Notes to Financial Statements.

96	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2017

Investments	Shares	Value
Orkla ASA	53,568	$479,617
Salmar ASA	7,832	168,879
Yara International ASA	22,255	856,629

Total Norway		3,151,915
Portugal – 1.3%
EDP – Energias de Portugal S.A.	347,245	1,179,181
Galp Energia, SGPS, S.A.	40,399	614,644
Jeronimo Martins, SGPS, S.A.	19,330	346,710
NOS, SGPS S.A.	26,272	143,587

Total Portugal		2,284,122
Singapore – 3.5%
CapitaLand Ltd.	172,300	447,613
City Developments Ltd.	26,100	190,525
ComfortDelGro Corp., Ltd.	103,200	189,073
Global Logistic Properties Ltd.	212,100	421,984
Hutchison Port Holdings Trust	1,287,885	534,472
Jardine Cycle & Carriage Ltd.	17,211	540,238
Keppel Corp., Ltd.	162,000	804,609
Olam International Ltd.	129,400	177,806
SATS Ltd.	64,600	225,612
Sembcorp Industries Ltd.	136,400	310,422
SIA Engineering Co., Ltd.	63,236	166,994
Singapore Airlines Ltd.	44,661	321,861
Singapore Exchange Ltd.	60,300	332,291
Singapore Post Ltd.(a)	148,600	144,633
Singapore Press Holdings Ltd.(a)	124,548	316,428
Singapore Technologies Engineering Ltd.	222,000	592,614
StarHub Ltd.(a)	175,794	362,332
UOL Group Ltd.	31,300	156,130

Total Singapore		6,235,637
Spain – 4.1%
Acciona S.A.	2,643	212,379
Acerinox S.A.	18,622	261,413
ACS Actividades de Construccion y Servicios S.A.	20,247	690,692
Atresmedia Corp. de Medios de Comunicacion S.A.	13,409	169,805
Banco de Sabadell S.A.	392,661	721,509
Bankia S.A.(a)	1,059,371	1,207,831
Bankinter S.A.(a)	43,722	368,070
Bolsas y Mercados Espanoles SHMSF S.A.	8,302	276,149
Cia de Distribucion Integral Logista Holdings S.A.	8,124	188,943
Distribuidora Internacional de Alimentacion S.A.	35,314	204,752
Ebro Foods S.A.	8,897	180,324
Enagas S.A.	16,845	438,703
Grupo Catalana Occidente S.A.	4,795	170,676
Mapfre S.A.	271,306	932,913
Mediaset Espana Comunicacion S.A.	26,494	342,448
Prosegur Cia de Seguridad S.A.	18,753	113,123
Red Electrica Corp. S.A.	33,772	650,175
Viscofan S.A.	2,174	112,691
Zardoya Otis S.A.	18,401	170,436

Total Spain		7,413,032
Sweden – 3.8%
Alfa Laval AB	20,829	$394,497
Axfood AB	11,066	166,827
BillerudKorsnas AB	10,978	177,673
Boliden AB	11,394	340,737
Castellum AB	10,653	141,749
Electrolux AB Series B(a)	13,616	379,887
Fabege AB(a)	7,964	127,109
Getinge AB Class B(a)	14,848	261,428
Hexpol AB	11,162	114,892
Husqvarna AB Class B	20,731	182,621
ICA Gruppen AB(a)	11,131	381,244
Intrum Justitia AB	3,821	143,154
Investment AB Latour Class B	5,294	212,275
Kinnevik AB Class B	13,691	366,492
NCC AB Class B(a)	4,239	105,164
Saab AB Class B(a)	4,022	170,416
Sandvik AB	58,605	878,914
Securitas AB Class B	15,593	244,506
Skanska AB Class B	25,356	599,231
SKF AB Class B(a)	24,174	480,052
Swedish Match AB	9,372	305,986
Tele2 AB Class B	49,564	474,917
Trelleborg AB Class B	10,249	220,286

Total Sweden		6,870,057
Switzerland – 4.3%
Adecco Group AG Registered Shares	10,185	723,975
Baloise Holding AG Registered Shares	2,816	387,395
Clariant AG Registered Shares*	11,027	208,212
Coca-Cola HBC AG*	12,663	326,348
DKSH Holding AG(a)	2,133	165,151
EMS-Chemie Holding AG Registered Shares	857	499,585
Flughafen Zuerich AG Registered Shares	1,777	379,029
Galenica AG Registered Shares	147	155,085
Julius Baer Group Ltd.*	8,165	407,863
Logitech International S.A. Registered Shares	10,539	335,349
Lonza Group AG Registered Shares*	1,397	264,341
OC Oerlikon Corp. AG Registered Shares*	17,013	181,866
Partners Group Holding AG	1,006	541,217
SFS Group AG*	1,352	128,115
Sonova Holding AG Registered Shares	1,950	270,598
STMicroelectronics N.V.	92,133	1,411,104
Straumann Holding AG Registered Shares	525	243,762
Sulzer AG Registered Shares	2,027	212,228
Sunrise Communications Group AG(b)	3,342	252,082
Swiss Life Holding AG Registered Shares	1,532	494,672
Vontobel Holding AG Registered Shares	3,304	189,140

Total Switzerland		7,777,117
United Kingdom – 15.4%
AA PLC	34,197	113,575
Aberdeen Asset Management PLC	136,680	452,403
Admiral Group PLC	23,922	594,975
Aggreko PLC	9,936	109,770

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	97

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2017

Investments	Shares	Value
Amec Foster Wheeler PLC	40,470	$268,969
Ashmore Group PLC	60,039	265,393
Ashtead Group PLC	13,791	285,059
Babcock International Group PLC	19,020	209,771
Barratt Developments PLC	74,791	511,100
BBA Aviation PLC	59,581	226,862
Beazley PLC	63,758	341,228
Bellway PLC	6,534	220,847
Berendsen PLC	7,651	70,128
Berkeley Group Holdings PLC	12,552	503,360
Booker Group PLC	76,416	186,713
British Land Co. PLC (The)	55,416	422,699
Britvic PLC	15,218	123,215
Bunzl PLC	11,131	322,915
Burberry Group PLC	25,024	539,461
Capita PLC	31,210	220,305
Carnival PLC	8,745	500,613
Close Brothers Group PLC	9,339	179,607
CNH Industrial N.V.	42,520	411,114
Croda International PLC	4,530	201,884
Daily Mail & General Trust PLC Class A Non-Voting Shares	19,876	178,948
Derwent London PLC	2,831	99,546
Direct Line Insurance Group PLC	73,417	318,928
Dixons Carphone PLC	42,016	166,864
DS Smith PLC	43,852	238,038
Dunelm Group PLC	20,470	163,179
easyJet PLC	22,980	294,825
Essentra PLC(a)	15,280	100,311
G4S PLC	138,146	525,662
GKN PLC	79,815	362,590
Greene King PLC	16,675	146,272
Halma PLC	9,662	123,718
Hammerson PLC	41,512	296,399
Hargreaves Lansdown PLC	18,555	301,859
Hays PLC	57,576	113,034
Hikma Pharmaceuticals PLC	3,349	82,959
Howden Joinery Group PLC	21,743	117,917
IG Group Holdings PLC	19,741	122,759
IMI PLC	17,216	256,826
Inchcape PLC	22,246	234,084
Informa PLC	39,899	325,294
Inmarsat PLC	34,645	368,452
InterContinental Hotels Group PLC	8,812	430,621
Intertek Group PLC	4,460	219,400
Intu Properties PLC(a)	85,613	298,897
Investec PLC	39,772	270,547
J Sainsbury PLC	143,826	475,336
Jardine Lloyd Thompson Group PLC	12,002	169,889
John Wood Group PLC	20,554	195,462
Johnson Matthey PLC	7,102	273,525
Jupiter Fund Management PLC	42,502	226,405
Kingfisher PLC	102,483	417,897
Man Group PLC	134,258	247,292
Marks & Spencer Group PLC	129,415	$545,357
Meggitt PLC	43,709	243,383
Merlin Entertainments PLC(b)	27,913	167,399
Micro Focus International PLC	8,058	229,534
Mondi PLC	16,850	406,021
Moneysupermarket.com Group PLC	32,678	134,927
National Express Group PLC	28,642	128,935
NEX Group PLC	28,280	201,037
Next PLC	16,189	874,521
Pearson PLC	85,883	732,953
Pennon Group PLC	24,163	266,493
Persimmon PLC	25,966	679,905
Rentokil Initial PLC	85,449	263,598
Rightmove PLC	2,307	115,045
Royal Mail PLC	60,949	323,908
RPC Group PLC	11,264	110,075
RSA Insurance Group PLC	34,866	255,703
Saga PLC	57,320	145,645
Sage Group PLC (The)	40,672	320,662
Schroders PLC	10,807	409,463
Segro PLC	48,885	278,867
Severn Trent PLC	12,719	378,845
Smiths Group PLC	21,826	441,863
Spectris PLC	5,667	177,016
Spirax-Sarco Engineering PLC	2,374	141,571
St. James’s Place PLC	24,291	322,579
Standard Life PLC	169,409	751,388
TalkTalk Telecom Group PLC(a)	94,223	223,271
Tate & Lyle PLC	38,312	366,251
Taylor Wimpey PLC	52,254	126,174
TechnipFMC PLC*	15,024	491,548
Travis Perkins PLC	9,382	177,618
United Utilities Group PLC	40,606	504,457
Weir Group PLC (The)	11,729	281,157
WH Smith PLC	5,670	125,707
Whitbread PLC	6,875	340,263
William Hill PLC	58,790	213,779
WM Morrison Supermarkets PLC	101,063	303,298

Total United Kingdom		27,645,917
TOTAL COMMON STOCKS (Cost: $157,605,225)		178,757,257
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.5%
United States – 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $8,051,031)(d)	8,051,031	8,051,031
TOTAL INVESTMENTS IN SECURITIES – 104.0% (Cost: $165,656,256)		186,808,288
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.0)%		(7,182,671)

NET ASSETS – 100.0%		$179,625,617

See Notes to Financial Statements.

98	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2017

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $9,349,291 and the total market value of the collateral held by the Fund was $9,836,874. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,785,843.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	EUR	15,000	USD	15,985	$(58)

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	99

Schedule of Investments

WisdomTree International Quality Dividend Growth Fund (IQDG)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.6%
Australia – 5.4%
Aristocrat Leisure Ltd.	941	$12,900
Blackmores Ltd.(a)	91	7,812
Brambles Ltd.	7,440	53,067
BT Investment Management Ltd.	2,466	18,812
carsales.com Ltd.	1,936	16,482
Cochlear Ltd.	204	21,045
Crown Resorts Ltd.	3,434	30,938
CSL Ltd.	1,358	129,836
Domino’s Pizza Enterprises Ltd.	155	6,872
Fortescue Metals Group Ltd.	10,496	49,883
G8 Education Ltd.	2,228	6,934
Magellan Financial Group Ltd.	1,199	21,613
NIB Holdings Ltd.	2,396	10,820
Northern Star Resources Ltd.	1,873	5,801
Platinum Asset Management Ltd.	6,775	26,513
Ramsay Health Care Ltd.	555	29,590
REA Group Ltd.	308	13,940
Seek Ltd.	1,740	21,132
TPG Telecom Ltd.(a)	1,981	10,533

Total Australia		494,523
Austria – 0.2%
ams AG	353	19,097
Belgium – 0.6%
Ion Beam Applications	224	12,288
Melexis N.V.	280	24,320
Warehouses De Pauw CVA	225	21,004

Total Belgium		57,612
China – 3.0%
China Everbright International Ltd.	21,000	28,265
China Overseas Land & Investment Ltd.	56,000	159,969
CITIC Telecom International Holdings Ltd.	22,000	6,681
CSPC Pharmaceutical Group Ltd.	16,000	20,959
Guangdong Investment Ltd.	42,000	59,880

Total China		275,754
Denmark – 3.4%
DSV A/S	246	12,773
Novo Nordisk A/S Class B	7,010	241,472
Novozymes A/S Class B	661	26,278
Pandora A/S	204	22,651
SimCorp A/S	175	10,571

Total Denmark		313,745
Finland – 2.2%
Kone Oyj Class B	3,359	147,872
Orion Oyj Class B	794	41,502
Uponor Oyj	527	9,362

Total Finland		198,736
France – 10.7%
Airbus SE	4,164	317,676
BioMerieux	78	13,235
Cie Plastic Omnium S.A.	218	$7,960
Dassault Systemes SE	142	12,323
Essilor International S.A.	406	49,460
Eurazeo S.A.	632	41,727
Gaztransport Et Technigaz S.A.	759	28,611
Hermes International	126	59,848
Iliad S.A.	43	9,642
Ingenico Group S.A.	183	17,314
Ipsen S.A.	274	27,477
LVMH Moet Hennessy Louis Vuitton SE	1,353	297,886
Sartorius Stedim Biotech	183	12,360
SEB S.A.	126	17,641
Valeo S.A.	556	37,125
Zodiac Aerospace	1,002	25,131

Total France		975,416
Germany – 6.2%
adidas AG	339	64,647
Bechtle AG	127	13,821
Bertrandt AG	70	6,823
Carl Zeiss Meditec AG Bearer Shares	259	11,075
Continental AG	455	100,006
CTS Eventim AG & Co. KGaA	311	12,068
Fuchs Petrolub SE	611	25,999
Henkel AG & Co. KGaA	927	103,262
Infineon Technologies AG	3,963	81,148
MTU Aero Engines AG	304	39,651
ProSiebenSat.1 Media SE	1,158	51,405
Symrise AG	541	36,072
United Internet AG Registered Shares	440	19,521

Total Germany		565,498
Hong Kong – 2.1%
Power Assets Holdings Ltd.	17,000	146,561
SJM Holdings Ltd.	35,000	28,463
Techtronic Industries Co., Ltd.	2,500	10,117
Vitasoy International Holdings Ltd.	4,000	7,947

Total Hong Kong		193,088
Ireland – 0.3%
Glanbia PLC	709	13,729
Irish Continental Group PLC	1,031	5,459
Kingspan Group PLC	392	12,538

Total Ireland		31,726
Italy – 1.6%
Anima Holding SpA(b)	3,470	20,784
Brembo SpA	141	10,458
Brunello Cucinelli SpA	259	6,188
Datalogic SpA	153	3,942
De’ Longhi SpA	506	14,753
DiaSorin SpA	189	12,796
Industria Macchine Automatiche SpA	260	21,218
Luxottica Group SpA	848	46,936
Moncler SpA	409	8,981

Total Italy		146,056

See Notes to Financial Statements.

100	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

March 31, 2017

Investments	Shares	Value
Japan – 10.6%
Calbee, Inc.	200	$6,811
Daikin Industries Ltd.	800	80,302
Daito Trust Construction Co., Ltd.	600	82,357
DeNA Co., Ltd.(a)	600	12,164
Fast Retailing Co., Ltd.	100	31,338
GungHo Online Entertainment, Inc.	4,200	9,348
Gurunavi, Inc.	200	4,182
Haseko Corp.	1,500	16,207
Hino Motors Ltd.	4,700	56,815
Isuzu Motors Ltd.	2,900	38,322
Kakaku.com, Inc.(a)	800	10,877
Kaken Pharmaceutical Co., Ltd.	200	11,290
Koito Manufacturing Co., Ltd.	100	5,196
Kubota Corp.	5,500	82,478
Meitec Corp.	200	8,113
Mixi, Inc.	700	33,671
Murata Manufacturing Co., Ltd.	800	113,686
Nabtesco Corp.	600	15,884
NGK Spark Plug Co., Ltd.	700	15,981
Nippon Paint Holdings Co., Ltd.	800	27,820
Nissan Chemical Industries Ltd.	700	20,354
Obic Co., Ltd.	600	28,538
Oki Electric Industry Co., Ltd.	800	11,501
Oracle Corp.	600	34,246
Oriental Land Co., Ltd.(a)	200	11,456
Park24 Co., Ltd.	700	18,306
Pigeon Corp.	600	19,142
Sanrio Co., Ltd.(a)	800	14,682
Shionogi & Co., Ltd.	700	36,109
Start Today Co., Ltd.	700	15,472
Sysmex Corp.	200	12,115
T-Gaia Corp.	700	12,030
Tadano Ltd.	800	9,326
Trend Micro, Inc.	900	39,980
TS Tech Co., Ltd.	100	2,685
USS Co., Ltd.	1,400	23,319

Total Japan		972,103
Netherlands – 2.5%
ASML Holding N.V.	1,144	152,211
Boskalis Westminster	1,416	48,956
Flow Traders(b)	548	17,314
GrandVision N.V.(b)	500	12,276

Total Netherlands		230,757
New Zealand – 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	2,251	15,264
Ryman Healthcare Ltd.	2,244	13,192

Total New Zealand		28,456
Norway – 1.1%
AF Gruppen ASA	660	11,795
Entra ASA(b)	1,552	16,940
Leroy Seafood Group ASA	388	16,986
Salmar ASA	1,039	$22,404
Tomra Systems ASA	689	7,541
Veidekke ASA	1,116	14,683
XXL ASA(b)	612	6,662

Total Norway		97,011
Portugal – 0.5%
Jeronimo Martins, SGPS, S.A.	2,711	48,625
Singapore – 1.2%
Ho Bee Land Ltd.	7,000	11,372
Raffles Medical Group Ltd.	11,900	12,051
Singapore Exchange Ltd.	11,300	62,270
Singapore Post Ltd.(a)	23,000	22,386

Total Singapore		108,079
Spain – 4.6%
Almirall S.A.	703	11,444
Amadeus IT Group S.A.	1,855	94,360
Atresmedia Corp. de Medios de Comunicacion S.A.	912	11,549
Grifols S.A.	1,412	34,720
Industria de Diseno Textil S.A.	6,163	217,787
Mediaset Espana Comunicacion S.A.	1,818	23,498
Zardoya Otis S.A.	2,837	26,277

Total Spain		419,635
Sweden – 5.4%
AAK AB	154	10,177
Assa Abloy AB Class B	3,784	78,110
Atlas Copco AB Class B	2,757	87,944
Axfood AB	1,699	25,613
Betsson AB*	765	6,683
Fabege AB	996	15,897
Hennes & Mauritz AB Class B	6,464	165,794
Indutrade AB	527	10,082
Intrum Justitia AB	506	18,957
Investment AB Latour Class B	661	26,504
JM AB	381	12,072
NetEnt AB*	1,179	9,508
Nibe Industrier AB Class B	1,039	8,338
Sweco AB Class B	639	14,615

Total Sweden		490,294
Switzerland – 11.8%
EMS-Chemie Holding AG Registered Shares	125	72,868
Galenica AG Registered Shares	20	21,100
Geberit AG Registered Shares	182	78,513
Partners Group Holding AG	146	78,547
Roche Holding AG Bearer Shares	709	180,447
Roche Holding AG Genusschein	1,933	493,992
Schindler Holding AG Registered Shares	349	66,212
Sonova Holding AG Registered Shares	225	31,223
Straumann Holding AG Registered Shares	36	16,715
Swatch Group AG (The) Registered Shares	364	25,383
Temenos Group AG Registered Shares	155	12,326

Total Switzerland		1,077,326

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	101

Schedule of Investments (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

March 31, 2017

Investments	Shares	Value
United Kingdom – 25.9%
Ashtead Group PLC	1,677	$34,663
Babcock International Group PLC	2,424	26,734
Barratt Developments PLC	4,762	32,542
Berendsen PLC	939	8,607
Berkeley Group Holdings PLC	639	25,625
BGEO Group PLC	245	9,871
Big Yellow Group PLC	927	8,468
Bovis Homes Group PLC	745	7,881
British American Tobacco PLC	7,719	511,568
Carillion PLC(a)	6,428	17,924
Compass Group PLC	3,620	68,171
Countrywide PLC	2,104	4,104
Cranswick PLC	329	10,528
Croda International PLC	251	11,186
Daily Mail & General Trust PLC Class A Non-Voting Shares	1,377	12,397
Derwent London PLC	165	5,802
Domino’s Pizza Group PLC	1,335	5,155
easyJet PLC	2,648	33,973
Essentra PLC	1,160	7,615
esure Group PLC	3,483	10,218
Halfords Group PLC	1,227	5,442
Halma PLC	1,305	16,710
Hammerson PLC	5,860	41,841
Hargreaves Lansdown PLC	2,340	38,068
Hays PLC	6,478	12,718
Hikma Pharmaceuticals PLC	374	9,264
Howden Joinery Group PLC	2,708	14,686
IG Group Holdings PLC	2,802	17,424
International Consolidated Airlines Group S.A.	13,631	90,390
Jardine Lloyd Thompson Group PLC	1,579	22,351
Johnson Matthey PLC	912	35,125
Merlin Entertainments PLC(b)	2,020	12,114
Persimmon PLC	1,642	42,995
Reckitt Benckiser Group PLC	2,757	251,184
Redrow PLC	1,298	8,278
RELX PLC	2,886	56,442
Renishaw PLC	388	15,103
Rightmove PLC	318	15,858
Safestore Holdings PLC	1,734	8,218
Sage Group PLC (The)	5,055	39,854
Savills PLC	1,073	12,357
Sky PLC	5,863	71,554
Smith & Nephew PLC	2,466	37,497
Unilever N.V. CVA	11,437	569,665
Unite Group PLC (The)	1,172	9,328
Victrex PLC	688	16,346
WH Smith PLC	605	13,413
Whitbread PLC	448	22,173
WS Atkins PLC	598	11,516

Total United Kingdom		2,370,946
TOTAL COMMON STOCKS (Cost: $8,679,165)		9,114,483
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $69,737)(d)	69,737	$69,737
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $8,748,902)		9,184,220
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.4)%		(35,122)

NET ASSETS – 100.0%		$9,149,098
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $83,824 and the total market value of the collateral held by the Fund was $88,505. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $18,768.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/3/2017	GBP	2,172	USD	2,715	$(1)

CURRENCY LEGEND

GBP – British pound

USD – U.S. dollar

See Notes to Financial Statements.

102	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 98.7%
Australia – 12.3%
Ainsworth Game Technology Ltd.(a)	496,859	$697,413
ALS Ltd.	419,284	1,963,883
Altium Ltd.(a)	228,369	1,324,005
Ansell Ltd.	152,037	2,791,672
AP Eagers Ltd.	263,457	1,826,891
APN Outdoor Group Ltd.	109,498	476,124
ARB Corp., Ltd.(a)	63,363	711,513
Asaleo Care Ltd.	991,642	1,331,394
AUB Group Ltd.	65,803	587,314
Austal Ltd.	538,478	710,646
Australian Pharmaceutical Industries Ltd.	825,041	1,283,940
Automotive Holdings Group Ltd.(a)	652,454	2,050,625
Beacon Lighting Group Ltd.	421,666	572,569
Bega Cheese Ltd.(a)	181,653	877,173
Blackmores Ltd.(a)	13,706	1,176,675
Breville Group Ltd.	162,668	1,281,863
Brickworks Ltd.	114,834	1,285,984
BT Investment Management Ltd.	452,554	3,452,307
Cabcharge Australia Ltd.	343,690	791,795
carsales.com Ltd.	273,434	2,327,854
Cedar Woods Properties Ltd.	209,660	895,659
Cleanaway Waste Management Ltd.	2,094,773	1,917,597
Collins Foods Ltd.	268,029	1,063,223
Corporate Travel Management Ltd.(a)	99,305	1,517,369
Cover-More Group Ltd.	461,892	685,329
CSG Ltd.(a)	953,866	338,360
CSR Ltd.	1,185,772	4,079,592
Decmil Group Ltd.	687,954	495,941
Dicker Data Ltd.	287,375	502,023
Downer EDI Ltd.(a)	946,299	4,179,708
DuluxGroup Ltd.	495,235	2,466,968
Eclipx Group Ltd.	241,427	720,115
ERM Power Ltd.(a)	533,019	532,664
Estia Health Ltd.(a)	451,551	1,064,399
Event Hospitality and Entertainment Ltd.	230,155	2,264,901
Fairfax Media Ltd.	3,558,742	2,782,655
Flight Centre Travel Group Ltd.(a)	170,740	3,761,590
Folkestone Education Trust	678,310	1,428,158
G8 Education Ltd.	688,495	2,142,891
Generation Healthcare REIT	430,581	673,361
Genworth Mortgage Insurance Australia Ltd.(a)	2,182,290	5,227,345
GrainCorp Ltd. Class A	63,032	437,083
Greencross Ltd.(a)	100,114	549,878
GUD Holdings Ltd.	139,311	1,258,277
GWA Group Ltd.	260,913	577,209
HFA Holdings Ltd.	449,037	757,031
IMF Bentham Ltd.(a)	367,754	509,182
Invocare Ltd.	128,684	1,388,075
IOOF Holdings Ltd.(a)	712,239	4,634,617
IPH Ltd.(a)	168,131	624,620
IRESS Ltd.	259,072	2,314,283
iSentia Group Ltd.(a)	226,213	258,850
Japara Healthcare Ltd.(a)	418,566	$641,799
JB Hi-Fi Ltd.	144,217	2,717,393
Lovisa Holdings Ltd.	197,383	539,053
MACA Ltd.	1,570,835	1,827,425
Mantra Group Ltd.	239,828	534,222
McMillan Shakespeare Ltd.	153,312	1,546,132
MG Unit Trust	372,847	287,271
Mineral Resources Ltd.	263,662	2,162,196
Monadelphous Group Ltd.(a)	286,795	2,697,576
Monash IVF Group Ltd.	324,899	469,674
Mortgage Choice Ltd.	481,860	860,153
Myer Holdings Ltd.(a)	672,716	623,515
MYOB Group Ltd.(a)	203,235	551,935
MyState Ltd.	282,221	990,344
Navitas Ltd.	649,215	2,193,973
NIB Holdings Ltd.	709,929	3,206,090
Nine Entertainment Co. Holdings Ltd.	3,675,241	3,518,589
Northern Star Resources Ltd.	516,622	1,600,066
Nufarm Ltd.	208,338	1,541,627
Orora Ltd.	1,408,115	3,179,574
OZ Minerals Ltd.	356,707	2,130,652
Pact Group Holdings Ltd.	495,569	2,646,313
Peet Ltd.	540,828	484,770
Perpetual Ltd.	90,943	3,617,951
Premier Investments Ltd.(a)	200,197	2,186,954
Primary Health Care Ltd.	685,473	1,866,799
Programmed Maintenance Services Ltd.	537,771	769,197
Qube Holdings Ltd.(a)	773,713	1,510,981
Quintis Ltd.(a)	411,185	326,219
RCG Corp., Ltd.(a)	663,253	551,499
RCR Tomlinson Ltd.	399,793	963,743
Regis Healthcare Ltd.(a)	606,131	2,066,870
Regis Resources Ltd.	291,062	732,721
Retail Food Group Ltd.(a)	212,212	862,852
Sandfire Resources NL	110,421	537,417
Select Harvests Ltd.(a)	209,905	941,541
Servcorp Ltd.	170,409	799,478
Seven Group Holdings Ltd.	736,356	6,016,118
Seven West Media Ltd.	3,542,180	2,121,189
SG Fleet Group Ltd.	379,227	983,597
Sigma Pharmaceuticals Ltd.	1,472,448	1,449,001
Sims Metal Management Ltd.(a)	168,198	1,585,909
Slater & Gordon Ltd.*(a)	1,888,604	187,294
SmartGroup Corp. Ltd.	71,292	358,942
Southern Cross Media Group Ltd.	1,135,707	1,212,923
Spotless Group Holdings Ltd.(a)	3,020,091	2,499,705
Steadfast Group Ltd.	760,580	1,473,729
Super Retail Group Ltd.(a)	304,069	2,377,580
Tassal Group Ltd.	156,505	540,836
Tox Free Solutions Ltd.	211,428	375,801
Village Roadshow Ltd.(a)	291,505	933,973
Virtus Health Ltd.(a)	108,522	478,503
WPP AUNZ Ltd.	637,943	559,653

Total Australia		157,409,910

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	103

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2017

Investments	Shares	Value
Austria – 1.3%
ams AG	56,361	$3,049,052
Austria Technologie & Systemtechnik AG(a)	60,597	666,910
RHI AG	46,637	1,197,383
S IMMO AG*	103,948	1,249,636
UNIQA Insurance Group AG	911,835	7,098,865
Verbund AG	139,711	2,378,144
Wienerberger AG	45,865	975,211
Zumtobel Group AG	35,865	693,154

Total Austria		17,308,355
Belgium – 1.4%
Cie d’Entreprises CFE	26,058	3,656,586
Econocom Group S.A./N.V.	84,163	1,249,429
Euronav N.V.	704,519	5,649,125
Exmar N.V.	95,232	737,025
Ion Beam Applications	32,942	1,807,106
Ontex Group N.V.	39,545	1,273,090
Rezidor Hotel Group AB	129,690	496,780
Warehouses De Pauw CVA	40,245	3,756,882

Total Belgium		18,626,023
China – 1.5%
China South City Holdings Ltd.(a)	19,540,000	4,022,904
China Travel International Investment Hong Kong Ltd.(a)	8,842,000	2,673,705
CITIC Telecom International Holdings Ltd.	4,859,822	1,475,800
CPMC Holdings Ltd.(a)	962,109	567,003
Dah Chong Hong Holdings Ltd.	2,139,501	933,270
Guotai Junan International Holdings Ltd.	7,730,000	2,506,543
Shenwan Hongyuan HK Ltd.(a)	1,090,000	465,650
Shougang Fushan Resources Group Ltd.	8,782,000	1,615,938
Sinotruk Hong Kong Ltd.	1,512,500	1,134,643
Yuexiu Property Co., Ltd.	24,854,000	4,221,486

Total China		19,616,942
Denmark – 1.3%
Alm Brand A/S	169,377	1,376,405
FLSmidth & Co. A/S	26,496	1,421,453
Matas A/S	71,547	1,018,756
Per Aarsleff Holding A/S	23,363	561,162
Schouw & Co. AB	23,338	2,146,582
SimCorp A/S	30,062	1,815,978
Spar Nord Bank A/S	288,032	3,200,241
Sydbank A/S	131,737	4,579,603

Total Denmark		16,120,180
Finland – 2.5%
Aktia Bank Oyj(a)	77,280	808,364
Cargotec Oyj Class B	40,189	1,994,464
Citycon Oyj(a)	433,483	1,029,262
Cramo Oyj	51,270	1,172,390
F-Secure Oyj	181,412	653,878
HKScan Oyj Class A	157,845	587,504
Kemira Oyj	212,861	2,620,429
Konecranes Oyj	97,744	3,481,250
Lassila & Tikanoja Oyj	71,206	$1,400,552
Metsa Board Oyj(a)	409,809	2,540,012
Oriola-KD Oyj Class B	130,351	553,485
PKC Group Oyj	35,265	888,251
Raisio Oyj Class V	191,902	691,688
Ramirent Oyj	195,633	1,579,756
Sanoma Oyj	286,504	2,403,945
Suominen Oyj(a)	95,929	467,860
Technopolis Oyj	90,870	294,486
Tieto Oyj(a)	117,042	3,195,902
Tikkurila Oyj(a)	67,036	1,362,268
Uponor Oyj(a)	69,196	1,229,282
Valmet Oyj	157,166	2,449,171
YIT Oyj(a)	143,790	974,263

Total Finland		32,378,462
France – 2.5%
Albioma S.A.	39,295	696,403
Alten S.A.	30,226	2,323,752
Bourbon Corp.(a)	170,961	1,819,370
Coface S.A.	353,776	2,667,586
Derichebourg S.A.	98,363	491,724
Gaztransport Et Technigaz S.A.	116,552	4,393,576
IPSOS	35,639	1,109,225
Jacquet Metal Service	36,973	892,914
Metropole Television S.A.	216,088	4,834,964
Neopost S.A.	155,680	5,992,604
Rallye S.A.	203,106	4,123,062
Tarkett S.A.	53,693	2,326,094

Total France		31,671,274
Germany – 4.2%
Aareal Bank AG	115,756	4,481,806
alstria office REIT-AG*	178,201	2,186,122
AURELIUS Equity Opportunities SE & Co. KGaA(a)	46,078	2,006,299
Aurubis AG(a)	47,620	3,199,545
BayWa AG	22,497	743,866
Bechtle AG	16,991	1,849,074
Bertrandt AG(a)	10,029	977,507
Borussia Dortmund GmbH & Co. KGaA	174,514	1,063,913
Capital Stage AG	104,625	692,671
Comdirect Bank AG	76,829	774,886
CompuGroup Medical SE	34,753	1,550,735
CropEnergies AG	94,607	910,783
Deutz AG	53,660	371,269
Drillisch AG(a)	92,722	4,730,446
Elmos Semiconductor AG	43,653	1,046,302
ElringKlinger AG(a)	59,372	1,156,994
Gerry Weber International AG(a)	40,801	528,028
Grammer AG	18,628	1,147,996
Hamburger Hafen und Logistik AG	99,386	1,865,003
Indus Holding AG	27,196	1,761,828
Jenoptik AG	46,247	1,149,531
Leoni AG(a)	43,579	2,248,695
MLP AG	161,519	935,455

See Notes to Financial Statements.

104	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2017

Investments	Shares	Value
Nemetschek SE	14,032	$843,895
NORMA Group SE	23,345	1,107,234
Pfeiffer Vacuum Technology AG	13,564	1,713,320
RHOEN-KLINIKUM AG	82,853	2,265,896
SHW AG	12,775	441,194
Sixt SE	41,090	2,122,678
Takkt AG	53,878	1,253,060
TLG Immobilien AG	73,383	1,433,561
VTG AG	26,532	863,947
Wacker Neuson SE	83,046	1,867,035
Wuestenrot & Wuerttembergische AG	106,451	2,117,696
Zeal Network SE	28,593	810,413

Total Germany		54,218,683
Hong Kong – 1.2%
Chong Hing Bank Ltd.	294,428	643,298
Chu Kong Shipping Enterprises Group Co., Ltd.	2,124,000	541,147
Dah Sing Financial Holdings Ltd.	358,629	2,731,884
Fountain SET Holdings Ltd.	4,179,000	559,243
Hongkong & Shanghai Hotels Ltd. (The)	736,370	864,144
Lai Sun Development Co., Ltd.	33,206,728	854,577
Melco International Development Ltd.(a)	472,745	834,596
Television Broadcasts Ltd.(a)	1,580,000	6,383,838
Tradelink Electronic Commerce Ltd.	2,886,000	601,598
Vitasoy International Holdings Ltd.(a)	672,364	1,335,817

Total Hong Kong		15,350,142
Ireland – 0.6%
C&C Group PLC	331,517	1,288,876
Greencore Group PLC	601,252	1,848,012
Irish Continental Group PLC	328,825	1,740,889
Origin Enterprises PLC	144,700	1,031,191
UDG Healthcare PLC	207,673	1,822,987

Total Ireland		7,731,955
Israel – 2.9%
Africa Israel Properties Ltd.*	100,852	2,032,041
Amot Investments Ltd.	344,555	1,659,900
Avgol Industries 1953 Ltd.	386,568	488,946
B Communications Ltd.	134,568	2,702,480
Delek Automotive Systems Ltd.	175,599	1,599,037
Delek Group Ltd.	22,424	5,373,607
Direct Insurance Financial Investments Ltd.	81,620	742,572
El Al Israel Airlines	1,422,612	1,046,240
First International Bank of Israel Ltd.	90,942	1,476,665
Gazit-Globe Ltd.	366,998	3,765,508
Harel Insurance Investments & Financial Services Ltd.	289,279	1,521,892
Industrial Buildings Corp., Ltd.*	880,071	1,176,660
Inrom Construction Industries Ltd.	391,830	1,553,074
Matrix IT Ltd.	179,761	1,691,402
Maytronics Ltd.	204,214	831,368
Melisron Ltd.	52,325	2,904,142
Migdal Insurance & Financial Holding Ltd.	1,323,785	1,276,201
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,104	$428,595
Sella Capital Real Estate Ltd.	833,279	1,479,957
Shikun & Binui Ltd.	622,278	1,505,431
Shufersal Ltd.	187,355	905,682
Strauss Group Ltd.	32,481	554,248

Total Israel		36,715,648
Italy – 5.3%
Anima Holding SpA(b)	589,861	3,532,959
Ansaldo STS SpA	135,345	1,781,973
Ascopiave SpA	675,071	2,505,416
Astaldi SpA	201,171	1,346,916
ASTM SpA	63,642	957,040
Autogrill SpA	123,164	1,226,406
Banca IFIS SpA	74,482	2,862,263
Banca Popolare di Sondrio SCPA	589,326	2,034,652
Banco BPM SpA(a)	743,172	2,208,119
BasicNet SpA(a)	152,672	591,111
Biesse SpA	45,352	1,235,938
Cairo Communication SpA	190,195	904,419
Cementir Holding SpA	82,105	445,224
Cerved Information Solutions SpA	133,508	1,294,422
CIR-Compagnie Industriali Riunite SpA	734,372	1,124,760
Cofide SpA	1,238,239	831,697
Credito Emiliano SpA	259,496	1,785,995
Credito Valtellinese SpA	323,310	1,224,118
Datalogic SpA	49,934	1,286,572
ERG SpA	193,752	2,445,283
Esprinet SpA	58,234	495,159
Geox SpA(a)	177,636	447,998
Immobiliare Grande Distribuzione SIIQ SpA	1,282,872	1,125,118
Industria Macchine Automatiche SpA	55,549	4,533,167
Interpump Group SpA	92,833	2,164,511
Iren SpA	1,677,601	3,491,664
La Doria SpA	31,611	330,150
Maire Tecnimont SpA(a)	204,509	765,564
MARR SpA	112,509	2,442,779
OVS SpA(b)	185,855	1,156,906
Piaggio & C. SpA(a)	447,650	893,890
RAI Way SpA(b)	189,100	986,989
Salini Impregilo SpA	150,790	503,185
Saras SpA	3,598,212	6,892,603
Societa Cattolica di Assicurazioni SCRL	391,279	3,142,877
Societa Iniziative Autostradali e Servizi SpA	256,698	2,457,234
Tod’s SpA	45,753	3,589,390
TREVI – Finanziaria Industriale SpA*	347,788	350,402
Zignago Vetro SpA	116,183	892,212

Total Italy		68,287,081
Japan – 27.1%
Adastria Co., Ltd.	31,500	783,896
ADEKA Corp.	75,301	1,096,098
Advantest Corp.(a)	68,600	1,280,517
Aeon Delight Co., Ltd.	41,200	1,292,237

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	105

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2017

Investments	Shares	Value
Ai Holdings Corp.(a)	36,000	$854,528
Aica Kogyo Co., Ltd.	37,200	978,824
Aichi Steel Corp.	22,294	886,318
Akita Bank Ltd. (The)	251,000	781,630
Alinco, Inc.	48,300	418,285
Alpen Co., Ltd.(a)	42,000	729,337
Alpine Electronics, Inc.	56,900	817,526
Amano Corp.	74,800	1,492,241
Aoyama Trading Co., Ltd.	49,001	1,679,833
Arcs Co., Ltd.	39,400	941,597
Ariake Japan Co., Ltd.	28,800	1,811,792
Asahi Broadcasting Corp.	93,000	633,465
Asahi Holdings, Inc.	24,300	439,201
ASKUL Corp.(a)	27,088	793,703
Autobacs Seven Co., Ltd.	69,303	1,027,448
Awa Bank Ltd. (The)	76,000	481,522
Azbil Corp.	71,400	2,396,446
Bando Chemical Industries Ltd.	74,800	663,218
Bank of Saga Ltd. (The)	171,000	468,052
Belluna Co., Ltd.	156,000	1,166,185
Benesse Holdings, Inc.(a)	83,100	2,595,244
Capcom Co., Ltd.(a)	43,500	847,514
Central Glass Co., Ltd.	248,000	1,054,940
Chiyoda Co., Ltd.	33,000	773,248
Chiyoda Integre Co., Ltd.	34,000	726,501
Chugoku Bank Ltd. (The)	86,900	1,263,376
Citizen Watch Co., Ltd.	169,507	1,086,135
CKD Corp.	53,100	670,958
COMSYS Holdings Corp.	83,800	1,495,811
CONEXIO Corp.	67,700	1,036,491
Cosmo Energy Holdings Co., Ltd.	50,800	871,665
Daido Steel Co., Ltd.	125,911	601,137
Daifuku Co., Ltd.	65,300	1,626,200
Daiichikosho Co., Ltd.	45,801	1,835,246
Daikyonishikawa Corp.	26,400	345,666
Daio Paper Corp.(a)	50,700	647,457
Daishi Bank Ltd. (The)	219,907	870,313
Daiwabo Holdings Co., Ltd.	484,000	1,424,679
DCM Holdings Co., Ltd.	126,400	1,164,972
Denka Co., Ltd.	411,000	2,131,903
Denyo Co., Ltd.	50,100	757,143
Dexerials Corp.	117,100	1,155,972
DIC Corp.	70,200	2,589,267
DMG Mori Co., Ltd.	65,300	1,017,327
Doshisha Co., Ltd.	38,100	704,694
Doutor Nichires Holdings Co., Ltd.	38,300	748,952
Dowa Holdings Co., Ltd.(a)	172,000	1,237,943
Dynam Japan Holdings Co., Ltd.	1,383,736	2,457,126
Eagle Industry Co., Ltd.	60,400	819,029
Earth Chemical Co., Ltd.	29,400	1,575,141
Ebara Corp.	66,600	2,172,584
EDION Corp.(a)	114,200	1,048,430
Eighteenth Bank Ltd. (The)	236,393	761,600
Endo Lighting Corp.	55,100	438,605
Enplas Corp.(a)	22,200	$614,619
Exedy Corp.	17,570	501,414
Fancl Corp.(a)	51,200	735,170
FIDEA Holdings Co., Ltd.	670,500	1,245,567
Fields Corp.(a)	30,197	313,271
Financial Products Group Co., Ltd.(a)	44,500	394,162
Foster Electric Co., Ltd.	33,585	575,071
France Bed Holdings Co., Ltd.	123,500	1,026,304
Fudo Tetra Corp.(a)	367,100	632,533
Fuji Corp., Ltd.	139,500	911,388
Fuji Oil Holdings, Inc.	48,500	1,134,699
Fujikura Ltd.	148,600	1,068,192
Fujimi, Inc.(a)	52,241	1,047,352
Fujimori Kogyo Co., Ltd.	32,900	913,807
Fujitec Co., Ltd.	60,700	665,668
Fujitsu General Ltd.	41,000	809,477
Fukuyama Transporting Co., Ltd.(a)	90,000	539,532
Funai Soken Holdings, Inc.	107,400	1,897,789
Furukawa Co., Ltd.	300,164	552,218
Fuso Pharmaceutical Industries Ltd.	30,600	772,209
Geo Holdings Corp.(a)	110,500	1,211,801
Glory Ltd.	22,877	749,359
GMO Click Holdings, Inc.	84,900	594,292
GMO Internet, Inc.	75,688	893,883
Godo Steel Ltd.	33,500	523,710
GS Yuasa Corp.	163,000	759,194
Gunma Bank Ltd. (The)	417,400	2,176,339
Gunze Ltd.	281,000	1,147,402
H2O Retailing Corp.(a)	70,000	1,124,473
Hachijuni Bank Ltd. (The)	426,600	2,408,071
Hanwa Co., Ltd.	260,000	1,845,643
Happinet Corp.	117,400	1,815,312
Heiwa Corp.	78,119	1,940,531
Heiwado Co., Ltd.	61,500	1,491,277
Hiroshima Bank Ltd. (The)	468,000	1,986,575
Hitachi Kokusai Electric, Inc.	63,700	1,458,303
Hitachi Transport System Ltd.	38,531	799,804
Hokuetsu Bank Ltd. (The)	38,300	987,145
Hokuetsu Industries Co., Ltd.	154,700	1,416,082
Hokuetsu Kishu Paper Co., Ltd.	200,500	1,396,285
Hokuhoku Financial Group, Inc.	151,700	2,378,353
Horiba Ltd.	27,100	1,451,916
Hosokawa Micron Corp.(a)	25,400	965,350
Hyakugo Bank Ltd. (The)	185,000	737,144
Hyakujushi Bank Ltd. (The)	249,000	840,205
Ibiden Co., Ltd.(a)	79,100	1,230,902
IBJ Leasing Co., Ltd.	45,700	974,452
Ichiyoshi Securities Co., Ltd.	127,500	959,997
Idec Corp.	62,800	684,753
IDOM, Inc.(a)	66,740	422,852
Iino Kaiun Kaisha Ltd.	185,400	810,283
Imasen Electric Industrial	86,200	777,448
Inaba Denki Sangyo Co., Ltd.	32,800	1,171,534
Inabata & Co., Ltd.	54,800	667,357

See Notes to Financial Statements.

106	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2017

Investments	Shares	Value
Internet Initiative Japan, Inc.	17,400	$313,709
Itochu Enex Co., Ltd.	159,101	1,313,586
Iwatani Corp.	95,000	552,454
Iyo Bank Ltd. (The)(a)	182,500	1,226,712
J-Oil Mills, Inc.	22,600	851,835
Japan Aviation Electronics Industry Ltd.	35,000	448,847
Japan Radio Co., Ltd.	38,900	482,803
Japan Steel Works Ltd. (The)	26,700	429,864
Japan Wool Textile Co., Ltd. (The)	82,000	646,846
Juroku Bank Ltd. (The)	216,969	699,021
K’s Holdings Corp.(a)	65,001	1,191,170
kabu.com Securities Co., Ltd.	483,701	1,571,388
Kadokawa Dwango	30,300	433,984
Kaga Electronics Co., Ltd.	52,000	922,122
Kandenko Co., Ltd.	143,000	1,276,900
Kasai Kogyo Co., Ltd.	42,400	544,126
Kato Sangyo Co., Ltd.	39,600	1,014,965
Kato Works Co., Ltd.	41,700	1,031,367
Keihin Corp.	27,500	450,642
Kintetsu World Express, Inc.	53,000	800,018
Kitagawa Iron Works Co., Ltd.	42,400	834,454
Kitano Construction Corp.	243,000	660,765
Kito Corp.	63,900	681,264
Kiyo Bank Ltd. (The)	43,650	668,284
Koa Corp.(a)	75,600	995,290
Kobe Bussan Co., Ltd.	13,300	513,237
Kohnan Shoji Co., Ltd.	62,800	1,186,341
Kokuyo Co., Ltd.	110,600	1,424,311
Konoike Transport Co., Ltd.	42,000	519,393
Kurabo Industries Ltd.	317,955	699,084
Kuroda Electric Co., Ltd.	36,900	802,707
KYB Corp.	132,798	691,222
Kyoei Steel Ltd.	34,100	608,371
KYORIN Holdings, Inc.	42,590	898,583
Kyosan Electric Manufacturing Co., Ltd.	256,000	987,885
Kyowa Exeo Corp.	78,900	1,140,697
Kyudenko Corp.(a)	30,100	819,829
Lintec Corp.	45,330	965,342
Macnica Fuji Electronics Holdings, Inc.	51,100	724,104
Maeda Road Construction Co., Ltd.	54,000	953,226
Mandom Corp.	24,230	1,135,068
Marubun Corp.	104,700	670,877
Maruha Nichiro Corp.(a)	40,900	1,236,947
Marusan Securities Co., Ltd.(a)	113,183	932,442
Matsui Securities Co., Ltd.(a)	243,540	1,903,647
Max Co., Ltd.	58,547	777,614
MegaChips Corp.(a)	36,500	999,058
Megmilk Snow Brand Co., Ltd.	39,200	1,078,237
Meidensha Corp.	98,000	347,393
Meitec Corp.	38,800	1,573,867
Micronics Japan Co., Ltd.(a)	47,300	419,812
Minato Bank Ltd. (The)	30,521	566,705
Ministop Co., Ltd.	37,300	700,609
Miraca Holdings, Inc.	29,300	1,346,280
Miroku Jyoho Service Co., Ltd.	10,300	$169,987
Mitsubishi Shokuhin Co., Ltd.	33,300	1,031,006
Mitsubishi Steel Manufacturing Co., Ltd.	416,000	895,989
Mitsui Engineering & Shipbuilding Co., Ltd.	468,000	722,391
Mitsui Matsushima Co., Ltd.	53,200	680,337
Mitsui Mining & Smelting Co., Ltd.	406,642	1,383,086
Miyazaki Bank Ltd. (The)	172,646	531,433
Mochida Pharmaceutical Co., Ltd.	15,200	1,126,734
Morinaga Milk Industry Co., Ltd.	245,000	1,816,118
Musashino Bank Ltd. (The)	20,945	620,286
Nachi-Fujikoshi Corp.	285,000	1,457,866
Nagaileben Co., Ltd.	33,900	699,418
Nagase & Co., Ltd.	88,900	1,237,404
NDS Co., Ltd.	13,644	355,089
NEC Networks & System Integration Corp.	33,101	639,563
NHK Spring Co., Ltd.	125,500	1,384,183
Nichias Corp.	131,000	1,315,525
Nichiha Corp.	56,501	1,658,066
Nichireki Co., Ltd.	107,300	875,309
Nihon Nohyaku Co., Ltd.	126,600	794,161
Nihon Parkerizing Co., Ltd.	61,701	761,918
Nihon Unisys Ltd.	69,800	952,131
Nikkon Holdings Co., Ltd.	54,000	1,150,947
Nippo Corp.	45,000	852,508
Nippon Denko Co., Ltd.	325,900	1,134,786
Nippon Electric Glass Co., Ltd.	308,000	1,860,217
Nippon Flour Mills Co., Ltd.	118,297	1,745,313
Nippon Kayaku Co., Ltd.	88,699	1,201,970
Nippon Koei Co., Ltd.	34,300	898,517
Nippon Light Metal Holdings Co., Ltd.	467,800	1,028,547
Nippon Paper Industries Co., Ltd.(a)	72,238	1,297,859
Nippon Steel & Sumikin Bussan Corp.	29,673	1,246,250
Nippon Thompson Co., Ltd.	122,300	664,018
Nipro Corp.	191,191	2,693,798
Nishi-Nippon Financial Holdings, Inc.	109,506	1,093,782
Nishi-Nippon Railroad Co., Ltd.	247,001	1,039,608
Nishimatsu Construction Co., Ltd.	212,000	1,042,592
Nishio Rent All Co., Ltd.	17,300	485,946
Nisshin Steel Co., Ltd.	77,400	1,016,904
Nisshinbo Holdings, Inc.	98,900	987,846
Nissin Electric Co., Ltd.	31,300	361,229
Nitta Corp.	23,900	665,974
Noevir Holdings Co., Ltd.	35,900	1,485,228
NOF Corp.	93,000	986,503
Noritake Co., Ltd.	28,000	716,396
North Pacific Bank Ltd.	503,400	1,906,442
NS Solutions Corp.	74,600	1,610,765
NS United Kaiun Kaisha Ltd.	486,000	1,046,756
NSD Co., Ltd.	79,000	1,140,016
NTN Corp.	426,000	2,117,957
Obara Group, Inc.	12,500	551,916
Ogaki Kyoritsu Bank Ltd. (The)	271,000	804,999
Ohsho Food Service Corp.	27,200	1,004,469
Oita Bank Ltd. (The)	298,000	1,163,331

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	107

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2017

Investments	Shares	Value
Okamura Corp.	60,000	$532,532
Okasan Securities Group, Inc.	318,000	1,937,737
Oki Electric Industry Co., Ltd.(a)	49,300	708,773
OKUMA Corp.	86,000	899,901
Okumura Corp.	163,000	988,854
Okuwa Co., Ltd.	69,000	700,341
Onoken Co., Ltd.(a)	66,800	814,693
Onward Holdings Co., Ltd.	169,000	1,157,202
OSG Corp.(a)	41,800	854,156
Paltac Corp.	79,476	2,211,035
PanaHome Corp.(a)	117,000	1,070,986
Paramount Bed Holdings Co., Ltd.	22,200	888,558
Plenus Co., Ltd.(a)	49,400	1,093,246
Press Kogyo Co., Ltd.	127,200	635,829
Raysum Co., Ltd.	66,300	612,842
Relo Group, Inc.(a)	82,390	1,364,910
Rengo Co., Ltd.	240,400	1,387,213
Resorttrust, Inc.(a)	47,200	830,225
Riken Corp.	14,700	647,734
Riso Kagaku Corp.	38,900	681,090
Rohto Pharmaceutical Co., Ltd.	43,200	808,716
Roland DG Corp.	35,000	1,052,230
Round One Corp.	112,200	891,116
Ryobi Ltd.	228,000	990,326
Ryoden Corp.	52,001	342,069
Ryosan Co., Ltd.	32,486	976,650
Sac’s Bar Holdings, Inc.	46,600	529,023
Saibu Gas Co., Ltd.	396,000	909,773
Saizeriya Co., Ltd.	41,901	1,052,131
San-Ai Oil Co., Ltd.	84,200	712,560
San-In Godo Bank Ltd. (The)	83,387	667,515
Sanden Holdings Corp.	138,000	458,225
Sangetsu Corp.	59,800	998,724
Sanko Metal Industrial Co., Ltd.	12,500	346,069
Sankyu, Inc.	282,000	1,708,247
Sanoh Industrial Co., Ltd.	162,000	1,211,038
Sanrio Co., Ltd.(a)	75,373	1,383,270
Sanshin Electronics Co., Ltd.	52,900	603,391
Sanwa Holdings Corp.	198,500	1,856,206
Sanyo Chemical Industries Ltd.	18,000	755,183
Sanyo Denki Co., Ltd.	119,000	887,454
Sapporo Holdings Ltd.	51,400	1,388,441
Sato Holdings Corp.	20,800	442,768
SBI Holdings, Inc.(a)	213,700	2,976,419
Seiko Holdings Corp.(a)	229,000	933,016
Seino Holdings Co., Ltd.(a)	111,983	1,256,203
Senko Co., Ltd.(a)	165,000	1,061,698
Shibusawa Warehouse Co., Ltd. (The)	258,000	819,636
Shiga Bank Ltd. (The)	133,000	681,531
Shinmaywa Industries Ltd.	95,000	906,264
Shinsho Corp.	65,268	1,403,411
Ship Healthcare Holdings, Inc.	45,900	1,219,689
Shoei Co., Ltd.	31,400	783,098
SKY Perfect JSAT Holdings, Inc.	191,101	806,044
Skylark Co., Ltd.(a)	111,900	$1,637,879
St. Marc Holdings Co., Ltd.	17,100	501,813
Star Micronics Co., Ltd.	40,200	615,825
Starts Corp., Inc.	41,300	861,359
Sumco Corp.	186,800	3,108,025
Sumitomo Bakelite Co., Ltd.	294,000	1,767,747
Sumitomo Forestry Co., Ltd.	84,900	1,287,633
Sumitomo Osaka Cement Co., Ltd.	330,000	1,371,175
Sumitomo Riko Co., Ltd.	65,750	664,404
Sumitomo Seika Chemicals Co., Ltd.	12,200	518,415
Sumitomo Warehouse Co., Ltd. (The)	64,000	351,503
T-Gaia Corp.	68,500	1,177,219
Tabuchi Electric Co., Ltd.(a)	152,700	461,814
Taiho Kogyo Co., Ltd.	42,300	630,913
Taikisha Ltd.	16,700	408,246
Taiyo Holdings Co., Ltd.	32,459	1,417,150
Taiyo Yuden Co., Ltd.(a)	47,400	598,083
Takara Standard Co., Ltd.	29,900	475,481
Takasago Thermal Engineering Co., Ltd.	104,001	1,461,595
Takiron Co., Ltd.	122,000	633,923
Tamron Co., Ltd.	38,400	693,702
TASAKI & Co., Ltd.(a)	28,800	567,574
Tatsuta Electric Wire and Cable Co., Ltd.	290,400	1,318,697
TechnoPro Holdings, Inc.	35,400	1,364,471
TIS, Inc.	49,300	1,252,962
Toagosei Co., Ltd.	112,000	1,276,496
Tocalo Co., Ltd.	40,500	1,050,754
Toda Corp.	148,000	889,886
Toei Co., Ltd.	67,000	571,812
Toho Bank Ltd. (The)	102,072	383,812
Toho Holdings Co., Ltd.(a)	44,600	932,585
TOKAI Holdings Corp.(a)	173,600	1,333,587
Tokai Rika Co., Ltd.	61,122	1,230,339
Tokai Tokyo Financial Holdings, Inc.(a)	417,800	2,170,925
Tokyo Seimitsu Co., Ltd.	35,300	1,110,352
Tokyo Tekko Co., Ltd.	151,000	619,286
TOMONY Holdings, Inc.	191,190	1,012,314
Topcon Corp.	49,400	883,109
Toppan Forms Co., Ltd.	88,900	869,613
Topy Industries Ltd.	18,100	480,479
Toshiba Plant Systems & Services Corp.	45,400	662,075
Towa Bank Ltd. (The)	810,000	857,758
Toyo Ink SC Holdings Co., Ltd.	298,001	1,433,443
Toyo Kohan Co., Ltd.	189,800	655,775
Toyo Tire & Rubber Co., Ltd.	105,300	1,889,976
Toyobo Co., Ltd.	876,694	1,518,459
TPR Co., Ltd.	21,900	718,339
Transcosmos, Inc.	33,600	788,815
TS Tech Co., Ltd.	27,633	741,972
Tsubaki Nakashima Co., Ltd.(a)	33,500	553,473
Tsubakimoto Chain Co.	99,000	824,482
Tsumura & Co.	63,201	1,979,462
UACJ Corp.	237,312	621,871
Ube Industries Ltd.	506,772	1,141,522

See Notes to Financial Statements.

108	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2017

Investments	Shares	Value
UKC Holdings Corp.	28,200	$517,283
Union Tool Co.	15,100	472,934
United Arrows Ltd.(a)	18,258	552,180
Unizo Holdings Co., Ltd.(a)	25,000	616,306
Valor Holdings Co., Ltd.	52,200	1,230,633
Vital KSK Holdings, Inc.	95,800	887,244
VT Holdings Co., Ltd.(a)	113,400	588,219
Wacoal Holdings Corp.	79,536	980,727
Wacom Co., Ltd.(a)	143,600	518,058
Wowow, Inc.	22,100	765,557
Xebio Holdings Co., Ltd.	34,400	532,840
YAMABIKO Corp.	77,400	905,767
Yamanashi Chuo Bank Ltd. (The)	169,000	755,290
Yamato Kogyo Co., Ltd.	20,800	536,100
Yamazen Corp.	93,400	839,871
Yorozu Corp.	27,500	422,754
Yuasa Trading Co., Ltd.	21,148	585,494
Zenrin Co., Ltd.	45,900	975,009
Zeon Corp.	90,000	1,026,564

Total Japan		348,287,530
Netherlands – 1.5%
Accell Group	47,289	1,297,324
Arcadis N.V.	131,074	2,072,010
BE Semiconductor Industries N.V.	79,241	3,240,500
Beter Bed Holding N.V.	37,547	620,447
BinckBank N.V.	248,828	1,274,515
Brunel International N.V.	146,793	2,394,286
Corbion N.V.	73,373	2,012,519
Flow Traders(b)	86,391	2,729,480
IMCD Group N.V.	17,872	880,819
Refresco Group N.V.(b)	70,296	1,073,643
TKH Group N.V. CVA	45,946	1,976,718

Total Netherlands		19,572,261
New Zealand – 3.3%
Air New Zealand Ltd.	2,732,213	4,698,485
EBOS Group Ltd.	269,468	3,437,781
Fonterra Co-operative Group Ltd.(a)	226,969	961,496
Freightways Ltd.	260,559	1,364,257
Genesis Energy Ltd.	3,888,668	5,654,216
Heartland Bank Ltd.	1,322,435	1,516,095
Infratil Ltd.(a)	1,123,835	2,286,145
Kathmandu Holdings Ltd.	773,401	1,070,479
Kiwi Property Group Ltd.(a)	2,454,300	2,444,841
Mainfreight Ltd.	86,976	1,373,485
New Zealand Refining Co., Ltd. (The)(a)	443,969	738,648
Restaurant Brands New Zealand Ltd.	299,152	1,139,716
Skellerup Holdings Ltd.(a)	665,693	698,029
SKY Network Television Ltd.	628,906	1,723,376
SKYCITY Entertainment Group Ltd.	1,092,239	3,168,648
Trade Me Group Ltd.	986,158	3,536,487
Trustpower Ltd.(a)	654,157	2,103,527
Z Energy Ltd.	823,960	4,008,884

Total New Zealand		41,924,595
Norway – 3.0%
ABG Sundal Collier Holding ASA	2,084,523	$1,322,713
AF Gruppen ASA	59,831	1,069,294
Aker ASA Class A	176,951	6,839,960
Atea ASA*	133,318	1,567,735
Austevoll Seafood ASA	618,432	4,536,229
Borregaard ASA	133,095	1,491,506
Entra ASA(b)	257,549	2,811,212
Kongsberg Gruppen ASA	70,923	1,102,379
Norway Royal Salmon ASA	34,290	570,908
Ocean Yield ASA(a)	427,526	3,036,371
Protector Forsikring ASA(a)	135,840	1,008,255
Selvaag Bolig ASA	242,036	1,034,209
SpareBank 1 Nord Norge	87,265	561,351
SpareBank 1 SMN	121,511	940,805
SpareBank 1 SR-Bank ASA	302,149	2,260,251
Sparebanken Vest	106,174	642,812
TGS Nopec Geophysical Co. ASA	81,277	1,722,271
Tomra Systems ASA	151,790	1,661,244
Veidekke ASA	202,471	2,663,813
XXL ASA(b)	110,350	1,201,286

Total Norway		38,044,604
Portugal – 1.5%
Altri, SGPS, S.A.	635,178	2,846,495
CTT-Correios de Portugal S.A.	331,349	1,815,207
Mota-Engil, SGPS, S.A.(a)	358,834	726,900
Navigator Co. S.A. (The)	1,965,248	7,915,869
Pharol, SGPS, S.A.	5,406,254	2,174,129
REN – Redes Energeticas Nacionais, SGPS, S.A.	484,685	1,462,391
Semapa-Sociedade de Investimento e Gestao	100,388	1,535,390
Sonae Capital SGPS S.A.(a)	386,062	347,672

Total Portugal		18,824,053
Singapore – 2.8%
Accordia Golf Trust	4,738,300	2,492,414
Asian Pay Television Trust	5,908,817	1,966,364
Boustead Singapore Ltd.	1,067,600	664,719
China Aviation Oil Singapore Corp., Ltd.(a)	721,500	787,438
Chip Eng Seng Corp., Ltd.(a)	797,960	416,883
CWT Ltd.	690,776	988,730
First Resources Ltd.	798,794	1,109,039
Ho Bee Land Ltd.	530,200	861,343
Indofood Agri Resources Ltd.	1,156,400	430,350
Keppel Infrastructure Trust	4,736,488	1,728,769
M1 Ltd.(a)	2,190,500	3,339,129
OUE Ltd.(a)	1,328,500	2,034,631
Raffles Medical Group Ltd.(a)	1,162,100	1,176,821
RHT Health Trust	1,684,639	1,073,018
Riverstone Holdings Ltd.	602,000	372,669
Sembcorp Marine Ltd.	2,929,700	4,015,154
Sheng Siong Group Ltd.(a)	1,873,000	1,266,718
Sinarmas Land Ltd.(a)	1,072,700	376,170
Super Group Ltd.	1,208,733	1,128,889

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	109

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2017

Investments	Shares	Value
UMS Holdings Ltd.	2,332,368	$1,427,163
United Engineers Ltd.	891,489	1,818,324
Venture Corp., Ltd.	634,544	5,208,774
Yanlord Land Group Ltd.	1,149,600	1,493,254

Total Singapore		36,176,763
Spain – 1.3%
Applus Services S.A.	77,734	936,576
Cie Automotive S.A.	93,766	1,853,311
Duro Felguera S.A.*(a)	176,025	233,452
Ence Energia y Celulosa S.A.	624,646	1,930,780
Faes Farma S.A.	310,957	1,112,493
Obrascon Huarte Lain S.A.(a)	330,427	1,516,827
Papeles y Cartones de Europa S.A.	115,338	796,904
Pescanova S.A.*†	7,082	0
Sacyr S.A.*	836,387	2,083,424
Saeta Yield S.A.	181,566	1,658,416
Tecnicas Reunidas S.A.	104,044	4,111,804

Total Spain		16,233,987
Sweden – 5.3%
Acando AB	558,724	1,927,433
AddTech AB Class B	51,317	853,530
AF AB Class B	91,513	1,898,257
Alimak Group AB(b)	48,390	724,904
Atrium Ljungberg AB Class B	161,117	2,461,427
Avanza Bank Holding AB	31,400	1,184,846
Betsson AB*	195,565	1,708,508
Bilia AB Class A	107,237	2,222,018
Bravida Holding AB(b)	128,983	839,344
Bulten AB	42,942	539,883
Byggmax Group AB(a)	80,256	552,820
Clas Ohlson AB Class B	90,373	1,419,622
Com Hem Holding AB	159,481	1,834,470
Coor Service Management Holding AB(b)	162,682	979,375
Duni AB	91,990	1,349,718
Dustin Group AB(b)	80,716	610,232
Evolution Gaming Group AB(b)	12,079	442,395
Granges AB	74,149	681,005
Hemfosa Fastigheter AB	172,446	1,545,163
HIQ International AB*	142,860	1,036,052
Holmen AB Class B(a)	83,595	3,268,597
Indutrade AB	108,396	2,073,635
Inwido AB	41,959	507,552
ITAB Shop Concept AB Class B	66,043	525,190
JM AB	95,861	3,037,429
KNOW IT AB	117,015	1,553,070
Kungsleden AB(a)	191,496	1,101,365
Loomis AB Class B	76,511	2,430,308
Mekonomen AB	41,507	820,535
Modern Times Group MTG AB Class B	107,096	3,596,136
MQ Holding AB	138,308	515,849
Munksjo Oyj*	37,907	565,175
Mycronic AB	214,421	2,203,457
NetEnt AB*	151,480	1,221,572
Nobia AB	175,430	$1,807,686
Nobina AB(b)	189,350	1,129,318
Nolato AB Class B	44,868	1,341,773
Peab AB	362,768	3,476,004
Platzer Fastigheter Holding AB Class B	129,650	634,578
Ratos AB Class B(a)	644,332	3,039,690
Rottneros AB	578,436	540,970
Scandi Standard AB	98,129	598,998
SkiStar AB	63,390	1,182,133
Sweco AB Class B	113,231	2,589,717
Thule Group AB(b)	50,614	852,042
Wihlborgs Fastigheter AB	111,803	2,127,542

Total Sweden		67,551,323
Switzerland – 1.3%
Ascom Holding AG Registered Shares	43,964	777,424
Cembra Money Bank AG*	56,477	4,674,679
EFG International AG*	348,681	2,163,254
GAM Holding AG*	318,246	3,926,608
Implenia AG Registered Shares	20,908	1,468,437
Kudelski S.A. Bearer Shares*	51,245	839,620
Tecan Group AG Registered Shares	7,148	1,143,309
Valiant Holding AG Registered Shares	16,511	1,758,402

Total Switzerland		16,751,733
United Arab Emirates – 0.0%
Gulf Marine Services PLC	672,420	588,579
United Kingdom – 14.6%
A.G. Barr PLC	93,107	674,105
Abcam PLC	130,214	1,344,130
Acacia Mining PLC	243,332	1,367,714
Assura PLC	1,507,107	1,090,219
AVEVA Group PLC	46,909	1,143,819
BCA Marketplace PLC	186,132	423,603
BGEO Group PLC	49,395	1,990,100
Big Yellow Group PLC	180,195	1,645,998
Bloomsbury Publishing PLC	358,830	803,171
Bodycote PLC	272,544	2,714,493
Bovis Homes Group PLC	205,228	2,171,068
Brewin Dolphin Holdings PLC	532,496	2,080,146
Card Factory PLC	793,880	2,829,216
Carillion PLC(a)	1,086,019	3,028,368
Chesnara PLC	350,434	1,575,330
Cineworld Group PLC	268,556	2,224,780
Clarkson PLC	30,097	978,505
Clinigen Healthcare Ltd.*	51,091	507,900
Computacenter PLC	122,930	1,145,966
Concentric AB	45,982	708,144
Connect Group PLC	492,109	829,195
Costain Group PLC	186,026	1,070,035
Countrywide PLC	379,196	739,698
Cranswick PLC	55,358	1,771,402
Crest Nicholson Holdings PLC	302,139	2,051,507
Dairy Crest Group PLC(a)	226,295	1,566,242
Dart Group PLC	210,150	1,355,956

See Notes to Financial Statements.

110	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2017

Investments	Shares	Value
De La Rue PLC	138,227	$1,064,731
Debenhams PLC	2,471,981	1,681,552
Dechra Pharmaceuticals PLC	85,148	1,782,364
Devro PLC	216,490	492,015
DFS Furniture PLC	335,594	1,070,091
Dignity PLC	8,999	267,704
Diploma PLC	108,271	1,433,753
Drax Group PLC	235,408	957,867
Electrocomponents PLC	622,490	3,684,911
Elementis PLC	943,185	3,410,842
EMIS Group PLC	63,982	710,056
Epwin Group PLC	310,410	402,223
esure Group PLC	569,546	1,670,795
Euromoney Institutional Investor PLC	70,770	940,695
Exova Group PLC	157,999	487,998
FDM Group Holdings PLC	124,030	1,144,589
Fenner PLC	655,517	2,399,646
Fidessa Group PLC	41,630	1,297,241
Foxtons Group PLC(a)	796,716	958,894
Galliford Try PLC	177,342	3,264,268
Genus PLC	43,628	941,067
Go-Ahead Group PLC	57,881	1,249,956
Greggs PLC	100,419	1,309,684
Halfords Group PLC	272,899	1,210,402
Helical PLC	129,038	505,446
Henry Boot PLC	238,569	683,150
Hill & Smith Holdings PLC	135,248	2,151,218
HomeServe PLC	385,708	2,725,044
Huntsworth PLC	678,218	373,154
Ibstock PLC(b)	273,057	708,838
ITE Group PLC	416,979	839,472
J D Wetherspoon PLC(a)	52,990	626,170
James Fisher & Sons PLC	27,890	556,955
James Halstead PLC	220,497	1,406,175
John Laing Group PLC(b)	227,364	774,737
Johnson Service Group PLC	477,788	706,485
JRP Group PLC	507,972	835,280
Kcom Group PLC	1,117,085	1,257,173
Keller Group PLC	71,909	815,562
Kier Group PLC	170,093	2,909,638
Ladbrokes Coral Group PLC	771,826	1,246,948
Laird PLC	392,341	750,622
Lookers PLC	303,415	486,587
Low & Bonar PLC	874,795	790,334
LSL Property Services PLC	161,701	422,596
M&C Saatchi PLC(a)	86,651	381,943
Marshalls PLC	224,311	989,568
Marston’s PLC	817,966	1,372,632
McKay Securities PLC	222,936	585,418
Mears Group PLC	103,218	649,862
Melrose Industries PLC	1,420,940	3,962,297
Millennium & Copthorne Hotels PLC	155,510	857,558
Mitchells & Butlers PLC	448,741	1,371,959
Mitie Group PLC(a)	534,395	1,482,812
MJ Gleeson PLC	56,817	$457,897
Morgan Advanced Materials PLC	485,051	1,880,249
N Brown Group PLC	711,281	1,865,561
NCC Group PLC(a)	238,579	396,780
Northgate PLC	252,991	1,739,939
Novae Group PLC	126,704	1,002,114
Numis Corp. PLC	190,978	588,663
OneSavings Bank PLC	263,040	1,329,488
Oxford Instruments PLC	43,403	445,041
Pagegroup PLC	894,075	4,783,906
Pan African Resources PLC(a)	5,610,278	1,087,383
PayPoint PLC	98,843	1,266,882
Pendragon PLC	1,918,805	839,779
Pets at Home Group PLC(a)	391,273	893,402
Photo-Me International PLC	462,206	910,296
Polar Capital Holdings PLC	235,753	1,029,580
Polypipe Group PLC	174,660	832,118
PZ Cussons PLC	303,711	1,219,459
QinetiQ Group PLC	492,605	1,718,579
Rank Group PLC	391,394	1,021,417
Redde PLC	575,367	1,088,195
Redrow PLC	276,437	1,762,920
Renewi PLC	760,053	907,640
Renishaw PLC	47,694	1,856,561
Restaurant Group PLC (The)	368,508	1,536,771
Ricardo PLC	60,013	653,252
Robert Walters PLC	116,914	637,411
RPS Group PLC	360,583	1,111,446
RWS Holdings PLC	368,520	1,448,114
Safestore Holdings PLC	179,177	849,157
Savills PLC	172,512	1,986,760
Senior PLC	464,771	1,197,797
SIG PLC	802,428	1,116,780
Soco International PLC	253,214	429,036
Spire Healthcare Group PLC(b)	120,644	488,784
Spirent Communications PLC	580,088	865,005
SSP Group PLC	193,554	1,008,537
St. Ives PLC	460,141	304,953
St. Modwen Properties PLC	88,006	357,653
Stagecoach Group PLC	964,975	2,526,732
SThree PLC	185,652	730,688
Stock Spirits Group PLC	179,599	419,964
Synthomer PLC	305,710	1,818,483
Ted Baker PLC	35,029	1,208,936
Telecom Plus PLC	133,914	2,004,410
Topps Tiles PLC	244,483	297,307
TP ICAP PLC	485,816	2,821,785
Trinity Mirror PLC	615,174	888,477
TT electronics PLC	231,300	582,797
Tyman PLC	246,199	989,769
U & I Group PLC	260,724	545,272
Ultra Electronics Holdings PLC	57,596	1,492,274
Unite Group PLC (The)	126,057	1,003,302
Utilitywise PLC	213,994	440,853

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	111

Schedule of Investments (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2017

Investments	Shares	Value
Vedanta Resources PLC	738,803	$7,483,074
Vertu Motors PLC	969,583	594,083
Vesuvius PLC	463,266	3,015,210
Victrex PLC	111,168	2,641,191
Virgin Money Holdings UK PLC	235,012	942,150
Wilmington PLC	177,511	554,922
WS Atkins PLC	95,667	1,842,253
ZPG PLC(b)	214,142	972,019

Total United Kingdom		187,621,043
TOTAL COMMON STOCKS (Cost: $1,086,636,269)		1,267,011,126
RIGHTS – 0.0%
Australia – 0.0%
Downer EDI Ltd., expiring 4/11/17*	376,580	3,447
United Kingdom – 0.0%
Laird PLC, expiring 4/3/17*	310,989	270,269
TOTAL RIGHTS (Cost: $332,979)		273,716
EXCHANGE-TRADED FUNDS – 0.5%
United States – 0.5%
WisdomTree Europe SmallCap Dividend Fund(c)	59,048	3,487,375
WisdomTree Japan SmallCap Dividend Fund(c)	42,121	2,809,050
TOTAL EXCHANGE-TRADED FUNDS (Cost: $6,100,179)		6,296,425
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.5%
United States – 7.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(d)
(Cost: $96,197,006)(e)	96,197,006	96,197,006
TOTAL INVESTMENTS IN SECURITIES – 106.7% (Cost: $1,189,266,433)		1,369,778,273
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (6.7)%		(85,741,993)

NET ASSETS – 100.0%		$1,284,036,280
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(e)

At March 31, 2017, the total market value of the Fund’s securities on loan was $119,980,488 and the total market value of the collateral held by the Fund was $127,127,544. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $30,930,537.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	AUD	265,789	USD	203,166	$409
4/4/2017	CHF	42,751	USD	42,711	1
4/4/2017	DKK	998,181	USD	143,419	(147)
4/4/2017	JPY	220,302,542	USD	1,977,457	408
4/4/2017	NZD	573,431	USD	401,947	1,090
4/4/2017	SEK	1,633,125	USD	182,609	(307)
					$1,454

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

JPY – Japanese yen

NZD – New Zealand dollar

SEK – Swedish krona

USD – U.S. dollar

See Notes to Financial Statements.

112	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.1%
Japan – 99.1%
Auto Components – 16.1%
Aisin Seiki Co., Ltd.	7,050	$346,078
Bridgestone Corp.	23,452	947,719
Daikyonishikawa Corp.	2,200	28,806
Denso Corp.	18,618	818,203
Exedy Corp.	1,062	30,307
FCC Co., Ltd.	2,168	43,232
Keihin Corp.	2,177	35,674
Koito Manufacturing Co., Ltd.	4,686	243,489
KYB Corp.	8,106	42,192
Mitsuba Corp.	2,177	42,747
NGK Spark Plug Co., Ltd.	6,637	151,526
NHK Spring Co., Ltd.	8,713	96,099
Nifco, Inc.	1,609	80,717
Nissin Kogyo Co., Ltd.	2,168	38,834
NOK Corp.	4,365	101,222
Pacific Industrial Co., Ltd.	2,200	31,254
Stanley Electric Co., Ltd.	5,568	158,650
Sumitomo Electric Industries Ltd.	28,619	474,115
Sumitomo Rubber Industries Ltd.	6,567	111,798
Tachi-S Co., Ltd.	2,100	41,781
Tokai Rika Co., Ltd.	2,224	44,767
Topre Corp.	2,179	56,650
Toyo Tire & Rubber Co., Ltd.	4,429	79,494
Toyoda Gosei Co., Ltd.	2,226	56,554
Toyota Boshoku Corp.	3,056	70,840
TPR Co., Ltd.	1,015	33,293
TS Tech Co., Ltd.	2,190	58,804
Unipres Corp.(a)	2,163	45,015
Yokohama Rubber Co., Ltd. (The)	4,449	87,000

Total Auto Components		4,396,860
Automobiles – 27.8%
Fuji Heavy Industries Ltd.	23,157	848,515
Honda Motor Co., Ltd.	64,030	1,925,555
Isuzu Motors Ltd.	21,936	289,875
Mazda Motor Corp.	21,936	315,565
Mitsubishi Motors Corp.	26,353	158,217
Nissan Motor Co., Ltd.	84,553	814,571
Nissan Shatai Co., Ltd.	2,262	20,340
Suzuki Motor Corp.	15,909	659,889
Toyota Motor Corp.	42,834	2,322,562
Yamaha Motor Co., Ltd.	11,030	265,381

Total Automobiles		7,620,470
Building Products – 6.3%
Aica Kogyo Co., Ltd.	2,250	59,203
Asahi Glass Co., Ltd.	43,538	352,430
Bunka Shutter Co., Ltd.	4,336	33,465
Central Glass Co., Ltd.	780	3,318
Daikin Industries Ltd.	10,468	1,050,745
Nippon Sheet Glass Co., Ltd.*	4,365	31,691
Nitto Boseki Co., Ltd.	966	4,803
Noritz Corp.	2,176	41,243
Sanwa Holdings Corp.	8,735	$81,682
Sekisui Jushi Corp.	2,100	34,846
Takasago Thermal Engineering Co., Ltd.	2,212	31,087

Total Building Products		1,724,513
Chemicals – 1.7%
Kansai Paint Co., Ltd.	9,532	202,137
Nippon Paint Holdings Co., Ltd.	7,620	264,987

Total Chemicals		467,124
Construction & Engineering – 2.3%
COMSYS Holdings Corp.	4,376	78,110
JGC Corp.	9,464	164,344
Kandenko Co., Ltd.	4,563	40,745
Kinden Corp.	6,500	90,649
Kyowa Exeo Corp.	2,279	32,949
Kyudenko Corp.(a)	2,226	60,629
Mirait Holdings Corp.(a)	4,319	42,364
Nippon Densetsu Kogyo Co., Ltd.	2,201	39,643
Taikisha Ltd.	2,159	52,778
Toshiba Plant Systems & Services Corp.	2,100	30,625

Total Construction & Engineering		632,836
Electrical Equipment – 9.5%
Daihen Corp.	470	3,054
Fuji Electric Co., Ltd.	22,547	133,748
Fujikura Ltd.	11,002	79,086
Furukawa Electric Co., Ltd.	2,209	79,296
GS Yuasa Corp.	14,167	65,985
Mabuchi Motor Co., Ltd.	2,200	123,791
Mitsubishi Electric Corp.	77,710	1,113,729
Nidec Corp.	9,752	927,241
Nissin Electric Co., Ltd.	2,200	25,390
Ushio, Inc.	4,435	56,000

Total Electrical Equipment		2,607,320
Machinery – 29.4%
Amada Holdings Co., Ltd.	13,195	150,506
CKD Corp.	2,210	27,925
Daifuku Co., Ltd.	4,438	110,522
DMG Mori Co., Ltd.	4,416	68,798
Ebara Corp.	3,258	106,280
FANUC Corp.	7,072	1,448,291
Fuji Machine Manufacturing Co., Ltd.	4,300	56,263
Furukawa Co., Ltd.	21,714	39,948
Glory Ltd.	2,231	73,079
Harmonic Drive Systems, Inc.(a)	1,100	34,600
Hino Motors Ltd.	10,900	131,763
Hirata Corp.	30	2,426
Hitachi Construction Machinery Co., Ltd.	4,358	108,530
Hitachi Zosen Corp.	6,553	37,284
Hoshizaki Corp.	1,788	140,562
IHI Corp.*	65,925	207,661
Iseki & Co., Ltd.	8,000	16,369
Japan Steel Works Ltd. (The)	2,240	36,064
JTEKT Corp.	8,775	136,157
Kawasaki Heavy Industries Ltd.	56,974	172,819

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	113

Schedule of Investments (concluded)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

March 31, 2017

Investments	Shares	Value
Kitz Corp.	4,300	$28,633
Komatsu Ltd.	33,223	865,086
Kubota Corp.	42,317	634,584
Kurita Water Industries Ltd.	4,400	106,338
Makino Milling Machine Co., Ltd.	399	3,455
Makita Corp.	10,498	367,425
Meidensha Corp.	7,039	24,952
MINEBEA MITSUMI, Inc.	13,452	179,271
Mitsubishi Heavy Industries Ltd.	121,325	486,258
Mitsui Engineering & Shipbuilding Co., Ltd.	22,547	34,803
Miura Co., Ltd.	4,400	70,563
Morita Holdings Corp.	2,100	30,493
Nabtesco Corp.	4,378	115,903
Nachi-Fujikoshi Corp.	818	4,184
NGK Insulators Ltd.	10,903	246,572
Nitta Corp.	1,400	39,011
NSK Ltd.	17,653	252,208
NTN Corp.	22,059	109,671
Oiles Corp.	2,100	38,672
OKUMA Corp.	5,556	58,138
OSG Corp.(a)	4,364	89,176
Ryobi Ltd.	600	2,606
Shima Seiki Manufacturing Ltd.(a)	1,000	37,602
Shinmaywa Industries Ltd.	351	3,348
SMC Corp.	2,312	683,039
Sumitomo Heavy Industries Ltd.	22,327	155,486
Tadano Ltd.	4,412	51,433
Takeuchi Manufacturing Co., Ltd.	2,100	39,539
Takuma Co., Ltd.	4,300	42,024
THK Co., Ltd.	4,382	110,228
Tsubakimoto Chain Co.	5,574	46,421

Total Machinery		8,062,969
Metals & Mining – 6.0%
Daido Steel Co., Ltd.	19,711	94,106
Hitachi Metals Ltd.	6,598	92,489
JFE Holdings, Inc.	21,822	373,753
Kobe Steel Ltd.*	13,160	119,991
Nippon Steel & Sumitomo Metal Corp.	34,600	796,455
Nisshin Steel Co., Ltd.	4,300	56,494
Sanyo Special Steel Co., Ltd.	720	3,819
Tokyo Steel Manufacturing Co., Ltd.	4,369	36,660
Yamato Kogyo Co., Ltd.	2,191	56,471

Total Metals & Mining		1,630,238
TOTAL COMMON STOCKS (Cost: $26,170,067)		27,142,330
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
United States – 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(b)
(Cost: $301,870)(c)	301,870	301,870
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $26,471,937)		27,444,200
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.2)%		(49,439)

NET ASSETS – 100.0%		$27,394,761
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(c)	At March 31, 2017, the total market value of the Fund’s securities on loan was $286,805 and the total market value of the collateral held by the Fund was $301,870.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	JPY	1,224,938	USD	11,000	$7
4/5/2017	JPY	641,762,933	USD	5,744,490	(15,032)
4/5/2017	JPY	641,784,762	USD	5,744,490	(15,228)
4/5/2017	JPY	488,992,188	USD	4,376,756	(11,720)
4/5/2017	JPY	641,822,102	USD	5,744,490	(15,563)
4/5/2017	JPY	641,785,911	USD	5,744,490	(15,238)
4/5/2017	USD	5,744,490	JPY	640,097,031	81
4/5/2017	USD	5,744,490	JPY	640,087,840	(1)
4/5/2017	USD	5,744,490	JPY	640,092,436	40
4/5/2017	USD	5,744,490	JPY	640,104,499	148
4/5/2017	USD	4,376,756	JPY	487,712,862	239
5/8/2017	JPY	645,826,853	USD	5,802,692	(198)
5/8/2017	JPY	645,811,186	USD	5,802,692	(57)
5/8/2017	JPY	645,841,940	USD	5,802,692	(334)
5/8/2017	JPY	645,834,977	USD	5,802,692	(271)
5/8/2017	JPY	492,088,547	USD	4,421,102	(417)
					$(73,544)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

114	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.3%
Japan – 99.3%
Aerospace & Defense – 0.0%
Jamco Corp.(a)	61,500	$1,365,992
Airlines – 0.6%
Japan Airlines Co., Ltd.	1,574,300	49,815,865
Auto Components – 6.8%
Aisin Seiki Co., Ltd.	894,008	43,886,061
Bridgestone Corp.	3,731,685	150,801,199
Daido Metal Co., Ltd.	152,500	1,338,464
Denso Corp.	3,497,179	153,690,080
Exedy Corp.	83,500	2,382,931
FCC Co., Ltd.	178,800	3,565,410
Keihin Corp.	178,934	2,932,186
Koito Manufacturing Co., Ltd.(a)	142,301	7,394,084
KYB Corp.	1,390,000	7,235,035
Musashi Seimitsu Industry Co., Ltd.(a)	103,400	2,640,908
NGK Spark Plug Co., Ltd.	638,964	14,587,853
NHK Spring Co., Ltd.	1,045,500	11,531,181
Nifco, Inc.(a)	140,945	7,070,650
Nissin Kogyo Co., Ltd.	335,900	6,016,839
NOK Corp.	615,100	14,263,828
Pacific Industrial Co., Ltd.(a)	513,200	7,290,636
Sanden Holdings Corp.	1,059,000	3,516,378
Stanley Electric Co., Ltd.	353,607	10,075,404
Sumitomo Electric Industries Ltd.	2,409,083	39,909,963
Sumitomo Riko Co., Ltd.	261,800	2,645,489
Sumitomo Rubber Industries Ltd.	1,307,991	22,267,423
Tachi-S Co., Ltd.	95,000	1,890,110
Tokai Rika Co., Ltd.	286,414	5,765,293
Topre Corp.	152,700	3,969,953
Toyo Tire & Rubber Co., Ltd.	568,400	10,201,920
Toyoda Gosei Co., Ltd.	165,500	4,204,707
Toyota Boshoku Corp.	343,536	7,963,327
TPR Co., Ltd.	64,294	2,108,899
TS Tech Co., Ltd.(a)	117,032	3,142,419
Unipres Corp.(a)	81,700	1,700,281
Yokohama Rubber Co., Ltd. (The)	800,600	15,655,635
Yorozu Corp.	146,600	2,253,664

Total Auto Components		573,898,210
Automobiles – 12.9%
Fuji Heavy Industries Ltd.(a)	3,621,167	132,686,214
Honda Motor Co., Ltd.	6,961,247	209,343,432
Isuzu Motors Ltd.	2,796,800	36,958,521
Mazda Motor Corp.	1,254,515	18,047,093
Mitsubishi Motors Corp.	3,593,301	21,573,350
Nissan Motor Co., Ltd.(a)	22,739,204	219,066,100
Suzuki Motor Corp.	802,536	33,288,355
Toyota Motor Corp.	7,124,270	386,294,888
Yamaha Motor Co., Ltd.	1,114,200	26,807,594

Total Automobiles		1,084,065,547
Banks – 11.4%
Mitsubishi UFJ Financial Group, Inc.	61,680,722	$387,310,430
Mizuho Financial Group, Inc.	145,988,644	267,268,091
Sumitomo Mitsui Financial Group, Inc.(a)	8,264,600	300,011,729

Total Banks		954,590,250
Beverages – 0.8%
Kirin Holdings Co., Ltd.	2,504,145	47,204,133
Suntory Beverage & Food Ltd.	552,000	23,233,241

Total Beverages		70,437,374
Building Products – 1.9%
Aica Kogyo Co., Ltd.(a)	59,900	1,576,118
Asahi Glass Co., Ltd.	4,719,735	38,205,160
Central Glass Co., Ltd.	876,000	3,726,321
Daikin Industries Ltd.	499,749	50,163,264
LIXIL Group Corp.	1,342,900	34,045,522
Nitto Boseki Co., Ltd.	600,000	2,983,039
Noritz Corp.	47,200	894,610
Okabe Co., Ltd.	222,600	2,021,639
Sanwa Holdings Corp.	926,831	8,666,947
TOTO Ltd.	389,300	14,690,896

Total Building Products		156,973,516
Capital Markets – 1.2%
GCA Corp.	236,500	2,007,799
Monex Group, Inc.(a)	1,996,196	4,783,131
Nomura Holdings, Inc.	14,507,845	90,083,263

Total Capital Markets		96,874,193
Chemicals – 7.0%
ADEKA Corp.	246,200	3,583,742
Asahi Kasei Corp.	5,189,522	50,297,799
Daicel Corp.	1,052,042	12,660,759
Denka Co., Ltd.	2,131,076	11,054,132
DIC Corp.	421,353	15,541,244
Fujimi, Inc.(a)	138,600	2,778,717
Hitachi Chemical Co., Ltd.	718,715	19,865,765
JSR Corp.	1,068,200	17,993,461
Kaneka Corp.(a)	1,178,000	8,753,334
Kansai Paint Co., Ltd.	360,900	7,653,295
Kuraray Co., Ltd.	1,547,437	23,441,386
Kureha Corp.	111,600	4,902,468
Lintec Corp.	218,447	4,652,021
Mitsubishi Chemical Holdings Corp.	5,599,263	43,284,620
Mitsubishi Gas Chemical Co., Inc.	934,282	19,384,905
Mitsui Chemicals, Inc.	2,575,079	12,710,163
Nihon Nohyaku Co., Ltd.(a)	474,900	2,979,046
Nippon Kayaku Co., Ltd.(a)	720,000	9,756,798
Nippon Paint Holdings Co., Ltd.	515,200	17,916,181
Nippon Shokubai Co., Ltd.	139,300	9,475,850
Nippon Soda Co., Ltd.	627,000	3,460,513
Nissan Chemical Industries Ltd.	316,653	9,207,177
Nitto Denko Corp.	436,674	33,709,681
NOF Corp.	361,000	3,829,328
Sanyo Chemical Industries Ltd.	128,600	5,395,360

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	115

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2017

Investments	Shares	Value
Shin-Etsu Chemical Co., Ltd.	962,979	$83,343,529
Showa Denko K.K.*	498,731	8,884,331
Sumitomo Bakelite Co., Ltd.	935,000	5,621,915
Sumitomo Chemical Co., Ltd.	6,193,485	34,571,908
Taiyo Holdings Co., Ltd.	101,726	4,441,326
Taiyo Nippon Sanso Corp.(a)	977,953	11,426,858
Teijin Ltd.	443,700	8,357,950
Tokai Carbon Co., Ltd.	858,600	3,737,064
Toray Industries, Inc.	2,967,318	26,283,253
Tosoh Corp.	2,114,614	18,559,567
Toyo Ink SC Holdings Co., Ltd.	1,115,000	5,363,367
Toyobo Co., Ltd.	2,640,513	4,573,445
Ube Industries Ltd.	4,409,000	9,931,428
Zeon Corp.	439,000	5,007,350

Total Chemicals		584,391,036
Commercial Services & Supplies – 0.1%
Nissha Printing Co., Ltd.(a)	107,500	2,544,961
Pilot Corp.(a)	46,700	1,908,988

Total Commercial Services & Supplies		4,453,949
Communications Equipment – 0.1%
Hitachi Kokusai Electric, Inc.	395,100	9,045,141
Construction & Engineering – 0.7%
JGC Corp.(a)	861,700	14,963,560
Kajima Corp.	2,332,000	15,193,682
Obayashi Corp.	1,730,400	16,165,722
Penta-Ocean Construction Co., Ltd.	667,400	3,222,303
Taikisha Ltd.	152,700	3,732,880
Toa Corp.*	106,000	1,920,614
Toshiba Plant Systems & Services Corp.(a)	210,300	3,066,836
Toyo Engineering Corp.*(a)	923,000	2,311,020

Total Construction & Engineering		60,576,617
Construction Materials – 0.1%
Taiheiyo Cement Corp.	3,385,000	11,300,547
Containers & Packaging – 0.0%
Fuji Seal International, Inc.(a)	144,382	3,120,092
Electrical Equipment – 2.1%
Chiyoda Integre Co., Ltd.	35,200	752,142
Daihen Corp.	370,000	2,404,021
Fuji Electric Co., Ltd.	2,493,869	14,793,569
Fujikura Ltd.(a)	834,877	6,001,404
Furukawa Electric Co., Ltd.(a)	180,781	6,489,491
GS Yuasa Corp.	1,565,920	7,293,480
Mabuchi Motor Co., Ltd.	216,100	12,159,625
Mitsubishi Electric Corp.	5,688,114	81,521,296
Nidec Corp.	369,658	35,147,864
Nippon Carbon Co., Ltd.(a)	860,000	2,577,762
Nissin Electric Co., Ltd.	262,900	3,034,097
Sanyo Denki Co., Ltd.	283,000	2,110,500

Total Electrical Equipment		174,285,251
Electronic Equipment, Instruments & Components – 5.1%
Alps Electric Co., Ltd.	235,900	6,679,211
Amano Corp.	300,933	6,003,536
Anritsu Corp.	727,000	$5,493,440
Canon Electronics, Inc.	149,900	2,426,811
Citizen Watch Co., Ltd.	1,483,985	9,508,797
Dexerials Corp.	676,500	6,678,184
Enplas Corp.(a)	96,500	2,671,655
Hakuto Co., Ltd.	86,419	799,587
Hamamatsu Photonics K.K.	270,500	7,780,243
Hirose Electric Co., Ltd.	63,500	8,775,913
Hitachi High-Technologies Corp.	394,419	16,052,142
Hitachi Ltd.	15,113,028	81,715,870
Horiba Ltd.	90,400	4,843,292
Ibiden Co., Ltd.(a)	572,401	8,907,326
Iriso Electronics Co., Ltd.(a)	12,900	826,582
Japan Aviation Electronics Industry Ltd.(a)	275,000	3,526,654
Keyence Corp.	43,820	17,531,146
Kyocera Corp.	925,518	51,512,722
Marubun Corp.(a)	47,800	306,284
Murata Manufacturing Co., Ltd.	477,156	67,807,280
Nippon Electric Glass Co., Ltd.	2,480,301	14,980,190
Oki Electric Industry Co., Ltd.(a)	383,630	5,515,348
Omron Corp.	527,300	23,116,400
Ryosan Co., Ltd.	265,845	7,992,289
Sanshin Electronics Co., Ltd.	179,054	2,042,337
Satori Electric Co., Ltd.	67,800	493,456
Shimadzu Corp.	515,400	8,182,200
Siix Corp.(a)	60,900	2,448,461
Sumida Corp.	143,700	2,140,734
Tabuchi Electric Co., Ltd.(a)	317,700	960,827
Taiyo Yuden Co., Ltd.(a)	208,200	2,627,023
TDK Corp.	317,068	20,060,391
Topcon Corp.	312,900	5,593,618
Vitec Holdings Co., Ltd.	33,400	404,649
Yaskawa Electric Corp.	467,000	9,362,631
Yokogawa Electric Corp.	797,938	12,545,880

Total Electronic Equipment, Instruments & Components		428,313,109
Energy Equipment & Services – 0.0%
Modec, Inc.(a)	128,500	2,729,602
Food & Staples Retailing – 1.0%
Ministop Co., Ltd.(a)	199,400	3,745,349
Seven & I Holdings Co., Ltd.	2,103,724	82,351,647

Total Food & Staples Retailing		86,096,996
Food Products – 0.7%
Ajinomoto Co., Inc.	846,713	16,690,345
Fuji Oil Holdings, Inc.	130,500	3,053,159
Kikkoman Corp.(a)	262,000	7,817,913
Nippon Suisan Kaisha Ltd.	283,500	1,412,030
Nisshin Oillio Group Ltd. (The)	1,073,909	6,110,189
Sakata Seed Corp.	60,439	1,890,244
Toyo Suisan Kaisha Ltd.	178,800	6,651,045
Yakult Honsha Co., Ltd.(a)	215,287	11,939,995

Total Food Products		55,564,920

See Notes to Financial Statements.

116	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2017

Investments	Shares	Value
Health Care Equipment & Supplies – 1.1%
Asahi Intecc Co., Ltd.	46,600	$1,938,356
Hoya Corp.	1,068,357	51,351,701
Nihon Kohden Corp.	130,000	2,903,796
Nipro Corp.	655,000	9,228,664
Olympus Corp.	160,100	6,149,403
Sysmex Corp.	179,960	10,901,283
Terumo Corp.	392,556	13,615,983

Total Health Care Equipment & Supplies		96,089,186
Health Care Providers & Services – 0.1%
Miraca Holdings, Inc.	196,100	9,010,428
Health Care Technology – 0.0%
M3, Inc.	127,500	3,161,469
Hotels, Restaurants & Leisure – 0.0%
Saizeriya Co., Ltd.	101,400	2,546,147
Household Durables – 2.3%
Alpine Electronics, Inc.	259,100	3,722,688
Casio Computer Co., Ltd.(a)	768,457	10,682,400
Foster Electric Co., Ltd.	152,496	2,611,167
Fujitsu General Ltd.	157,000	3,099,704
JVC Kenwood Corp.(a)	623,300	1,622,157
Nikon Corp.(a)	639,700	9,265,690
Panasonic Corp.	8,205,370	92,635,336
Rinnai Corp.(a)	78,000	6,201,920
Sekisui Chemical Co., Ltd.	1,513,900	25,419,608
Sony Corp.	1,033,200	34,919,063
Zojirushi Corp.(a)	80,100	1,160,922

Total Household Durables		191,340,655
Household Products – 0.3%
Lion Corp.	241,000	4,329,911
Pigeon Corp.	203,100	6,479,588
Unicharm Corp.	569,700	13,637,932

Total Household Products		24,447,431
Industrial Conglomerates – 0.1%
Nisshinbo Holdings, Inc.	848,000	8,470,107
Insurance – 1.5%
Tokio Marine Holdings, Inc.	2,975,600	125,400,858
Internet Software & Services – 0.1%
Gree, Inc.	609,900	3,836,847
IT Services – 0.6%
Fujitsu Ltd.	4,909,328	29,998,757
NTT Data Corp.	500,300	23,706,219

Total IT Services		53,704,976
Leisure Products – 0.3%
Shimano, Inc.	105,900	15,443,552
Tomy Co., Ltd.	152,600	1,524,220
Yamaha Corp.	381,507	10,493,753

Total Leisure Products		27,461,525
Machinery – 9.1%
Amada Holdings Co., Ltd.	1,725,193	$19,678,007
Daifuku Co., Ltd.	318,900	7,941,735
DMG Mori Co., Ltd.	368,700	5,744,083
Ebara Corp.	244,731	7,983,462
FANUC Corp.	750,689	153,735,287
Fujitec Co., Ltd.	74,300	814,813
Furukawa Co., Ltd.(a)	2,206,000	4,058,422
Glory Ltd.	88,100	2,885,803
Hino Motors Ltd.	2,624,510	31,725,881
Hitachi Construction Machinery Co., Ltd.	708,600	17,646,639
Hitachi Zosen Corp.(a)	982,100	5,587,826
Hoshizaki Corp.	57,169	4,494,305
Japan Steel Works Ltd. (The)	138,900	2,236,261
JTEKT Corp.	1,418,578	22,011,320
Juki Corp.	152,700	1,796,551
Kato Works Co., Ltd.	69,800	1,726,365
Kawasaki Heavy Industries Ltd.	7,776,510	23,588,445
Kito Corp.	89,200	950,997
Kitz Corp.	513,200	3,417,342
Komatsu Ltd.	3,753,606	97,739,279
Kubota Corp.	2,994,502	44,905,437
Kurita Water Industries Ltd.(a)	334,900	8,093,742
Makino Milling Machine Co., Ltd.(a)	562,000	4,867,002
Makita Corp.	555,338	19,436,581
Meidensha Corp.	853,000	3,023,737
MINEBEA MITSUMI, Inc.	1,230,701	16,401,247
Mitsubishi Heavy Industries Ltd.(a)	11,952,198	47,903,182
Mitsui Engineering & Shipbuilding Co., Ltd.	3,771,315	5,821,288
Nabtesco Corp.	300,200	7,947,501
Nachi-Fujikoshi Corp.(a)	1,086,000	5,555,236
NGK Insulators Ltd.	702,375	15,884,277
Nissei ASB Machine Co., Ltd.(a)	61,700	1,537,101
Nitta Corp.	109,300	3,045,647
NSK Ltd.	2,742,666	39,184,459
NTN Corp.	2,174,000	10,808,543
Obara Group, Inc.	77,600	3,426,295
Oiles Corp.(a)	130,900	2,410,543
OKUMA Corp.(a)	558,000	5,838,894
OSG Corp.(a)	428,224	8,750,481
Ryobi Ltd.	655,000	2,845,015
Shima Seiki Manufacturing Ltd.(a)	123,900	4,658,898
Shinmaywa Industries Ltd.	300,000	2,861,886
SMC Corp.	62,451	18,450,031
Sodick Co., Ltd.	305,000	3,010,859
Star Micronics Co., Ltd.	439,000	6,725,056
Sumitomo Heavy Industries Ltd.	2,664,186	18,553,427
Tadano Ltd.	475,400	5,541,996
Takeuchi Manufacturing Co., Ltd.	91,500	1,722,759
THK Co., Ltd.	403,579	10,151,951
Toshiba Machine Co., Ltd.	1,413,000	5,731,634
Tsubaki Nakashima Co., Ltd.(a)	264,200	4,365,002
Tsubakimoto Chain Co.	723,000	6,021,215
Tsugami Corp.	865,000	5,744,414

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	117

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2017

Investments	Shares	Value
Yushin Precision Equipment Co., Ltd.(a)	86,000	$2,252,069

Total Machinery		769,240,228
Marine – 0.0%
NS United Kaiun Kaisha Ltd.	719,000	1,548,596
Media – 0.4%
Dentsu, Inc.	545,200	29,552,257
Metals & Mining – 2.3%
Aichi Steel Corp.	91,000	3,617,787
Daido Steel Co., Ltd.	1,355,000	6,469,174
Hitachi Metals Ltd.	1,301,418	18,242,977
JFE Holdings, Inc.	1,636,262	28,024,823
Mitsubishi Materials Corp.	575,800	17,414,036
Mitsui Mining & Smelting Co., Ltd.	2,405,000	8,179,978
Nippon Steel & Sumitomo Metal Corp.	2,654,900	61,112,972
Nisshin Steel Co., Ltd.	480,400	6,311,636
Sanyo Special Steel Co., Ltd.	963,000	5,107,538
Sumitomo Metal Mining Co., Ltd.	2,011,000	28,577,748
Tokyo Rope Manufacturing Co., Ltd.(a)	55,600	840,761
Topy Industries Ltd.	62,700	1,664,423
Toyo Kohan Co., Ltd.	358,400	1,238,302
UACJ Corp.	1,588,000	4,161,321
Yamato Kogyo Co., Ltd.	152,700	3,935,694

Total Metals & Mining		194,899,170
Multiline Retail – 0.1%
Ryohin Keikaku Co., Ltd.(a)	33,800	7,398,205
Oil, Gas & Consumable Fuels – 0.4%
Idemitsu Kosan Co., Ltd.	455,600	15,823,136
TonenGeneral Sekiyu K.K.	1,070,668	13,394,976

Total Oil, Gas & Consumable Fuels		29,218,112
Paper & Forest Products – 0.2%
Oji Holdings Corp.	3,802,000	17,776,559
Personal Products – 0.7%
Kao Corp.	850,480	46,588,261
Mandom Corp.	76,500	3,583,685
Shiseido Co., Ltd.	370,822	9,750,592

Total Personal Products		59,922,538
Pharmaceuticals – 6.9%
Astellas Pharma, Inc.	5,819,304	76,560,169
Chugai Pharmaceutical Co., Ltd.	1,162,200	39,894,238
Daiichi Sankyo Co., Ltd.	2,508,321	56,433,283
Eisai Co., Ltd.	889,977	46,036,323
Hisamitsu Pharmaceutical Co., Inc.	178,900	10,210,931
Kyowa Hakko Kirin Co., Ltd.	1,006,470	15,914,925
Mitsubishi Tanabe Pharma Corp.	1,740,600	36,208,479
Otsuka Holdings Co., Ltd.	1,486,300	66,985,539
Santen Pharmaceutical Co., Ltd.	893,600	12,927,247
Shionogi & Co., Ltd.	452,777	23,356,028
Sumitomo Dainippon Pharma Co., Ltd.(a)	640,000	10,556,583
Takeda Pharmaceutical Co., Ltd.(a)	3,987,963	187,140,434

Total Pharmaceuticals		582,224,179
Professional Services – 0.6%
Recruit Holdings Co., Ltd.	1,016,300	$51,804,577
Weathernews, Inc.	53,900	1,746,199

Total Professional Services		53,550,776
Road & Rail – 0.3%
Hitachi Transport System Ltd.	193,400	4,014,486
Nippon Express Co., Ltd.	3,543,000	18,187,167

Total Road & Rail		22,201,653
Semiconductors & Semiconductor Equipment – 1.7%
Advantest Corp.(a)	429,500	8,017,231
Disco Corp.	130,400	19,812,187
Lasertec Corp.	161,200	2,158,399
MegaChips Corp.(a)	191,100	5,230,683
Micronics Japan Co., Ltd.(a)	199,100	1,767,117
SCREEN Holdings Co., Ltd.(a)	69,460	5,105,245
Shindengen Electric Manufacturing Co., Ltd.	784,000	3,278,686
Shinko Electric Industries Co., Ltd.	153,900	1,031,709
Sumco Corp.	999,400	16,628,265
Tokyo Electron Ltd.	645,453	70,407,262
Tokyo Seimitsu Co., Ltd.	178,800	5,624,105

Total Semiconductors & Semiconductor Equipment		139,060,889
Software – 0.5%
Capcom Co., Ltd.(a)	152,500	2,971,170
Konami Holdings Corp.(a)	99,700	4,227,609
Nexon Co., Ltd.	362,200	5,750,084
Square Enix Holdings Co., Ltd.	201,400	5,693,350
Trend Micro, Inc.	587,408	26,094,136

Total Software		44,736,349
Specialty Retail – 0.8%
ABC-Mart, Inc.	179,000	10,457,597
Fast Retailing Co., Ltd.(a)	153,900	48,229,274
Honeys Holdings Co., Ltd.	104,200	1,040,784
Sanrio Co., Ltd.(a)	238,500	4,377,030

Total Specialty Retail		64,104,685
Technology Hardware, Storage & Peripherals – 5.1%
Brother Industries Ltd.	1,110,443	23,169,523
Canon, Inc.	8,244,797	256,822,134
FUJIFILM Holdings Corp.	1,006,995	39,292,958
Konica Minolta, Inc.	2,285,138	20,425,356
NEC Corp.(a)	8,028,000	19,308,122
Ricoh Co., Ltd.(a)	3,786,178	31,123,926
Riso Kagaku Corp.	152,700	2,673,586
Seiko Epson Corp.	1,602,800	33,715,904
Wacom Co., Ltd.(a)	1,195,900	4,314,384

Total Technology Hardware, Storage & Peripherals		430,845,893
Textiles, Apparel & Luxury Goods – 0.2%
Asics Corp.	306,292	4,914,746
Descente Ltd.	74,581	884,156
Kurabo Industries Ltd.	671,472	1,476,359
Seiko Holdings Corp.(a)	1,279,000	5,211,038
Seiren Co., Ltd.	115,310	1,718,836

See Notes to Financial Statements.

118	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2017

Investments	Shares	Value
Wacoal Holdings Corp.	218,000	$2,688,073

Total Textiles, Apparel & Luxury Goods		16,893,208
Tobacco – 2.6%
Japan Tobacco, Inc.	6,819,031	221,405,853
Trading Companies & Distributors – 7.5%
Hanwa Co., Ltd.	1,153,000	8,184,717
Inabata & Co., Ltd.	99,286	1,209,110
ITOCHU Corp.(a)	7,966,894	112,965,023
Kuroda Electric Co., Ltd.	254,187	5,529,474
Marubeni Corp.	9,513,878	58,527,895
MISUMI Group, Inc.	298,000	5,380,741
Mitsubishi Corp.	5,339,500	115,266,690
Mitsui & Co., Ltd.	11,398,289	164,944,279
Nagase & Co., Ltd.	220,100	3,063,584
Nippon Steel & Sumikin Bussan Corp.	118,400	4,972,736
Sojitz Corp.	5,010,021	12,544,161
Sumitomo Corp.	7,674,877	103,142,137
Toyota Tsusho Corp.	1,228,910	37,166,173

Total Trading Companies & Distributors		632,896,720
Transportation Infrastructure – 0.1%
Sumitomo Warehouse Co., Ltd. (The)	1,291,000	7,090,478
Wireless Telecommunication Services – 0.9%
SoftBank Group Corp.	1,042,100	73,525,892
TOTAL COMMON STOCKS (Cost: $8,090,322,761)		8,351,460,076
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.6%
United States – 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(b)
(Cost: $221,211,497)(c)	221,211,497	221,211,497
TOTAL INVESTMENTS IN SECURITIES – 101.9% (Cost: $8,311,534,258)		8,572,671,573
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.9)%		(161,001,392)

NET ASSETS – 100.0%		$8,411,670,181
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(c)

At March 31, 2017, the total market value of the Fund’s securities on loan was $297,120,978 and the total market value of the collateral held by the Fund was $312,784,842. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $91,573,345.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/3/2017	JPY	557,350,000	USD	5,000,000	$(1,795)
4/5/2017	JPY	48,176,249,088	USD	431,319,657	(1,039,611)
4/5/2017	JPY	57,865,741,733	USD	517,583,589	(1,734,336)
4/5/2017	JPY	48,219,812,373	USD	431,319,657	(1,430,571)
4/5/2017	JPY	57,865,845,250	USD	517,583,589	(1,735,266)
4/5/2017	JPY	57,885,514,433	USD	517,583,598	(1,911,778)
4/5/2017	JPY	57,885,409,909	USD	517,583,589	(1,910,849)
4/5/2017	JPY	67,527,664,425	USD	603,847,521	$(2,181,635)
4/5/2017	JPY	77,163,431,782	USD	690,111,452	(2,394,202)
4/5/2017	JPY	48,252,592,667	USD	431,319,657	(1,724,759)
4/5/2017	JPY	38,596,035,703	USD	345,055,726	(1,325,615)
4/5/2017	JPY	57,965,066,024	USD	517,583,589	(2,625,725)
4/5/2017	JPY	67,602,843,442	USD	603,847,521	(2,856,331)
4/5/2017	JPY	67,578,991,465	USD	603,847,521	(2,642,271)
4/5/2017	JPY	48,176,680,408	USD	431,319,657	(1,043,482)
4/5/2017	JPY	48,286,537,524	USD	431,319,657	(2,029,398)
4/5/2017	JPY	57,857,822,704	USD	517,583,589	(1,663,267)
4/5/2017	JPY	57,803,994,011	USD	517,583,589	(1,180,180)
4/5/2017	JPY	2,912,558,018	USD	25,364,285	(774,559)
4/5/2017	USD	17,754,999	JPY	2,017,979,921	355,426
4/5/2017	USD	7,609,285	JPY	850,587,183	24,337
4/5/2017	USD	38,046,427	JPY	4,223,229,489	(144,921)
4/5/2017	USD	30,437,141	JPY	3,378,172,623	(119,624)
4/5/2017	USD	12,682,142	JPY	1,397,602,485	(139,314)
4/5/2017	USD	17,754,999	JPY	1,970,790,685	(68,076)
4/5/2017	USD	60,874,283	JPY	6,774,473,720	(76,555)
4/5/2017	USD	507,995,895	JPY	56,621,222,456	153,053
4/5/2017	USD	592,661,871	JPY	66,152,918,041	1,029,580
4/5/2017	USD	507,995,890	JPY	56,700,977,254	868,820
4/5/2017	USD	338,663,926	JPY	37,794,894,141	527,544
4/5/2017	USD	507,995,890	JPY	56,743,140,913	1,247,219
4/5/2017	USD	592,661,871	JPY	66,182,551,134	1,295,523
4/5/2017	USD	338,663,926	JPY	37,801,667,420	588,331
4/5/2017	USD	423,329,908	JPY	47,264,784,228	849,390
4/5/2017	USD	423,329,908	JPY	47,256,317,630	773,406
4/5/2017	USD	507,995,890	JPY	56,738,060,954	1,201,629
4/5/2017	USD	507,995,890	JPY	56,717,741,118	1,019,268
4/5/2017	USD	507,995,890	JPY	56,648,653,677	399,240
4/5/2017	USD	507,995,890	JPY	56,649,669,669	408,358
4/5/2017	USD	423,329,908	JPY	47,264,784,228	849,390
4/5/2017	USD	338,663,926	JPY	37,777,960,945	375,577
4/5/2017	USD	507,995,890	JPY	56,605,982,022	16,282
4/5/2017	USD	507,995,890	JPY	56,768,540,707	1,475,170
4/5/2017	USD	423,329,908	JPY	47,182,234,896	108,548
5/8/2017	JPY	4,383,908,007	USD	39,388,566	(1,770)
5/8/2017	JPY	56,555,182,990	USD	507,995,895	(164,320)
5/8/2017	JPY	66,075,871,997	USD	592,661,871	(1,043,738)
5/8/2017	JPY	56,634,429,792	USD	507,995,890	(876,374)
5/8/2017	JPY	37,750,190,503	USD	338,663,926	(529,476)
5/8/2017	JPY	47,208,481,350	USD	423,329,908	(848,227)
5/8/2017	JPY	56,676,796,649	USD	507,995,890	(1,257,049)
5/8/2017	JPY	37,757,641,109	USD	338,663,926	(596,421)
5/8/2017	JPY	66,104,319,767	USD	592,661,871	(1,299,347)
5/8/2017	JPY	47,200,649,747	USD	423,329,908	(777,858)
5/8/2017	JPY	56,671,767,490	USD	507,995,890	(1,211,861)
5/8/2017	JPY	47,126,567,013	USD	423,329,908	(112,209)
5/8/2017	JPY	37,733,934,634	USD	338,663,926	(383,414)
5/8/2017	JPY	56,581,344,222	USD	507,995,890	(399,389)
5/8/2017	JPY	56,539,942,557	USD	507,995,890	(27,387)
5/8/2017	JPY	56,583,325,406	USD	507,995,890	(417,191)
5/8/2017	JPY	47,209,116,345	USD	423,329,908	(853,932)
5/8/2017	JPY	56,651,701,652	USD	507,995,890	(1,031,566)
5/8/2017	JPY	56,702,501,241	USD	507,995,890	(1,488,011)
					$(32,507,569)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	119

Schedule of Investments

WisdomTree Japan Hedged Financials Fund (DXJF)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 98.5%
Japan – 98.5%
Banks – 58.1%
77 Bank Ltd. (The)	34,419	$148,882
Akita Bank Ltd. (The)	16,300	50,759
Aomori Bank Ltd. (The)	13,000	44,566
Aozora Bank Ltd.	97,630	359,224
Awa Bank Ltd. (The)	11,000	69,694
Bank of Iwate Ltd. (The)	1,600	67,702
Bank of Kyoto Ltd. (The)	31,517	229,384
Bank of Nagoya Ltd. (The)	1,070	38,506
Bank of Okinawa Ltd. (The)(a)	964	36,854
Chiba Bank Ltd. (The)(a)	74,781	479,839
Chugoku Bank Ltd. (The)	17,850	259,508
Daishi Bank Ltd. (The)	31,650	125,259
Eighteenth Bank Ltd. (The)	12,000	38,661
Fukui Bank Ltd. (The)	11,000	26,061
Fukuoka Financial Group, Inc.	73,133	316,343
Gunma Bank Ltd. (The)	42,650	222,379
Hachijuni Bank Ltd. (The)	45,109	254,631
Hiroshima Bank Ltd. (The)	44,200	187,621
Hokkoku Bank Ltd. (The)	32,700	124,133
Hokuetsu Bank Ltd. (The)(a)	1,300	33,506
Hokuhoku Financial Group, Inc.	12,080	189,390
Hyakugo Bank Ltd. (The)	11,990	47,775
Hyakujushi Bank Ltd. (The)	33,390	112,668
Iyo Bank Ltd. (The)(a)	24,550	165,018
Japan Post Bank Co., Ltd.	33,886	419,964
Juroku Bank Ltd. (The)	33,750	108,734
Keiyo Bank Ltd. (The)	15,350	66,260
Kiyo Bank Ltd. (The)(a)	5,420	82,981
Kyushu Financial Group, Inc.	40,500	247,514
Mebuki Financial Group, Inc.	77,662	310,146
Minato Bank Ltd. (The)	4,550	84,483
Mitsubishi UFJ Financial Group, Inc.	796,520	5,001,571
Mizuho Financial Group, Inc.	723,779	1,325,055
Musashino Bank Ltd. (The)	3,250	96,249
Nanto Bank Ltd. (The)	1,242	45,420
Nishi-Nippon Financial Holdings, Inc.	14,334	143,173
North Pacific Bank Ltd.	31,100	117,780
Ogaki Kyoritsu Bank Ltd. (The)	33,050	98,174
Oita Bank Ltd. (The)	10,800	42,161
Resona Holdings, Inc.	184,450	989,703
San-In Godo Bank Ltd. (The)	15,770	126,239
Senshu Ikeda Holdings, Inc.	27,730	114,474
Seven Bank Ltd.(a)	69,570	227,259
Shiga Bank Ltd. (The)	15,340	78,607
Shinsei Bank Ltd.	187,350	344,672
Shizuoka Bank Ltd. (The)	47,740	388,158
Sumitomo Mitsui Financial Group, Inc.	120,040	4,357,550
Sumitomo Mitsui Trust Holdings, Inc.	32,661	1,131,396
Suruga Bank Ltd.	18,700	393,366
Toho Bank Ltd. (The)	12,000	45,123
Tokyo TY Financial Group, Inc.	3,200	95,773
TOMONY Holdings, Inc.	16,400	$86,835
Yamagata Bank Ltd. (The)(a)	16,300	70,946
Yamaguchi Financial Group, Inc.	13,511	146,350
Yamanashi Chuo Bank Ltd. (The)	15,700	70,166

Total Banks		20,484,645
Capital Markets – 10.3%
Daiwa Securities Group, Inc.	141,330	859,801
Ichigo, Inc.(a)	21,300	62,315
Japan Exchange Group, Inc.	44,280	629,846
Matsui Securities Co., Ltd.(a)	12,200	95,362
Nomura Holdings, Inc.	249,990	1,552,258
Okasan Securities Group, Inc.	10,700	65,201
SBI Holdings, Inc.	18,550	258,365
Tokai Tokyo Financial Holdings, Inc.(a)	18,850	97,946

Total Capital Markets		3,621,094
Consumer Finance – 2.8%
Acom Co., Ltd.*(a)	37,950	151,555
AEON Financial Service Co., Ltd.(a)	11,350	213,595
Aiful Corp.*(a)	23,200	68,082
Credit Saison Co., Ltd.	14,350	255,758
Hitachi Capital Corp.	4,750	114,754
J Trust Co., Ltd.(a)	5,700	47,982
Jaccs Co., Ltd.	13,400	58,203
Orient Corp.(a)	34,000	61,330

Total Consumer Finance		971,259
Diversified Financial Services – 1.9%
Financial Products Group Co., Ltd.(a)	7,700	68,204
Fuyo General Lease Co., Ltd.	1,267	56,738
IBJ Leasing Co., Ltd.	3,432	73,180
Mitsubishi UFJ Lease & Finance Co., Ltd.	48,300	240,568
Tokyo Century Corp.	3,820	129,927
Zenkoku Hosho Co., Ltd.	3,500	119,043

Total Diversified Financial Services		687,660
Insurance – 24.9%
Dai-ichi Life Holdings, Inc.	98,240	1,760,174
Japan Post Holdings Co., Ltd.	41,659	522,280
Japan Post Insurance Co., Ltd.	6,367	145,761
MS&AD Insurance Group Holdings, Inc.	43,660	1,387,027
Sompo Holdings, Inc.	35,200	1,288,529
Sony Financial Holdings, Inc.	15,900	255,273
T&D Holdings, Inc.	55,810	809,378
Tokio Marine Holdings, Inc.	61,840	2,606,126

Total Insurance		8,774,548
Professional Services – 0.5%
Nihon M&A Center, Inc.	5,900	191,672
TOTAL COMMON STOCKS (Cost: $37,199,133)		34,730,878

See Notes to Financial Statements.

120	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Japan Hedged Financials Fund (DXJF)

March 31, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.2%
United States – 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(b)
(Cost: $1,480,152)(c)	1,480,152	$1,480,152
TOTAL INVESTMENTS IN SECURITIES – 102.7% (Cost: $38,679,285)		36,211,030
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.7)%		(952,662)

NET ASSETS – 100.0%		$35,258,368
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(c)

At March 31, 2017, the total market value of the Fund’s securities on loan was $1,858,429 and the total market value of the collateral held by the Fund was $2,004,220. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $524,068.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	USD	149,000	JPY	16,601,580	$(13)
4/5/2017	JPY	1,033,776,033	USD	9,253,442	(24,214)
4/5/2017	JPY	1,033,811,196	USD	9,253,442	(24,529)
4/5/2017	JPY	787,687,324	USD	7,050,246	(18,879)
4/5/2017	JPY	1,033,871,343	USD	9,253,442	(25,069)
4/5/2017	JPY	1,033,813,047	USD	9,253,442	(24,546)
4/5/2017	USD	1,224,000	JPY	135,866,448	(4,662)
4/5/2017	USD	2,448,001	JPY	269,775,585	(26,891)
4/5/2017	USD	2,448,001	JPY	271,726,152	(9,386)
4/5/2017	USD	7,968,242	JPY	887,885,269	112
4/5/2017	USD	7,968,242	JPY	887,872,520	(2)
4/5/2017	USD	7,968,242	JPY	887,878,894	55
4/5/2017	USD	7,968,242	JPY	887,895,628	205
4/5/2017	USD	6,071,044	JPY	676,511,610	331
5/8/2017	JPY	862,066,347	USD	7,745,583	(264)
5/8/2017	JPY	862,045,434	USD	7,745,583	(77)
5/8/2017	JPY	862,086,486	USD	7,745,583	(445)
5/8/2017	JPY	862,077,191	USD	7,745,583	(362)
5/8/2017	JPY	656,852,376	USD	5,901,400	(557)
5/8/2017	USD	1,189,798	JPY	132,411,905	(49)
					$(159,242)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	121

Schedule of Investments

WisdomTree Japan Hedged Health Care Fund (DXJH)

March 31, 2017

Investments	Shares	Value

COMMON STOCKS – 99.4%
Japan – 99.4%
Biotechnology – 0.8%
PeptiDream, Inc.*(a)	600	$28,269
Takara Bio, Inc.	700	9,599

Total Biotechnology		37,868
Food & Staples Retailing – 5.6%
Ain Holdings, Inc.	375	25,274
Cocokara fine, Inc.	450	19,485
Cosmos Pharmaceutical Corp.	160	31,216
Create SD Holdings Co., Ltd.	500	11,882
Kusuri no Aoki Holdings Co., Ltd.	200	8,912
Matsumotokiyoshi Holdings Co., Ltd.	670	31,747
Sugi Holdings Co., Ltd.	550	25,222
Sundrug Co., Ltd.	1,120	37,541
Tsuruha Holdings, Inc.	635	58,696
Welcia Holdings Co., Ltd.	800	22,364

Total Food & Staples Retailing		272,339
Health Care Equipment & Supplies – 21.9%
Asahi Intecc Co., Ltd.	1,000	41,596
CYBERDYNE, Inc.*(a)	1,100	15,775
Hogy Medical Co., Ltd.	180	11,324
Hoya Corp.	6,600	317,236
Nagaileben Co., Ltd.	100	2,063
Nakanishi, Inc.	360	14,021
Nihon Kohden Corp.	1,400	31,272
Nikkiso Co., Ltd.	1,150	13,159
Nipro Corp.	2,525	35,576
Olympus Corp.	4,940	189,744
Paramount Bed Holdings Co., Ltd.	350	14,009
Sysmex Corp.	2,710	164,161
Terumo Corp.	6,030	209,153

Total Health Care Equipment & Supplies		1,059,089
Health Care Providers & Services – 5.4%
Alfresa Holdings Corp.	3,640	63,013
As One Corp.	200	8,651
BML, Inc.	400	8,798
Medipal Holdings Corp.	3,150	49,357
Miraca Holdings, Inc.	1,020	46,867
Ship Healthcare Holdings, Inc.	680	18,070
Suzuken Co., Ltd.	1,450	47,496
Toho Holdings Co., Ltd.(a)	1,050	21,956

Total Health Care Providers & Services		264,208
Health Care Technology – 1.6%
M3, Inc.	3,050	75,627
Pharmaceuticals – 64.1%
Astellas Pharma, Inc.	33,060	434,945
Chugai Pharmaceutical Co., Ltd.	3,600	123,575
Daiichi Sankyo Co., Ltd.	11,252	253,152
Eisai Co., Ltd.	4,710	243,637
Hisamitsu Pharmaceutical Co., Inc.	1,310	74,770
Kaken Pharmaceutical Co., Ltd.	800	45,158

KYORIN Holdings, Inc.	950	$20,043
Kyowa Hakko Kirin Co., Ltd.	4,520	71,473
Mitsubishi Tanabe Pharma Corp.	4,350	90,490
Mochida Pharmaceutical Co., Ltd.	170	12,602
Nichi-iko Pharmaceutical Co., Ltd.(a)	840	13,049
Nippon Shinyaku Co., Ltd.	1,028	52,309
Ono Pharmaceutical Co., Ltd.(a)	9,200	190,267
Otsuka Holdings Co., Ltd.	9,345	421,167
Rohto Pharmaceutical Co., Ltd.	1,721	32,218
Santen Pharmaceutical Co., Ltd.	7,100	102,712
Sawai Pharmaceutical Co., Ltd.(a)	630	34,036
Seikagaku Corp.	750	12,485
Shionogi & Co., Ltd.	4,550	234,707
Sosei Group Corp.*(a)	180	17,575
Sumitomo Dainippon Pharma Co., Ltd.(a)	3,000	49,484
Takeda Pharmaceutical Co., Ltd.	11,047	518,395
Tsumura & Co.	1,245	38,994
ZERIA Pharmaceutical Co., Ltd.	850	13,059

Total Pharmaceuticals		3,100,302
TOTAL COMMON STOCKS (Cost: $5,294,164)		4,809,433
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.3%
United States – 6.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(b)
(Cost: $304,788)(c)	304,788	304,788
TOTAL INVESTMENTS IN SECURITIES – 105.7% (Cost: $5,598,952)		5,114,221
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (5.7)%		(274,898)

NET ASSETS – 100.0%		$4,839,323
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(c)

At March 31, 2017, the total market value of the Fund’s securities on loan was $336,852 and the total market value of the collateral held by the Fund was $354,214. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $49,426.

See Notes to Financial Statements.

122	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Japan Hedged Health Care Fund (DXJH)

March 31, 2017

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	JPY	189,150	USD	1,700	$3
4/5/2017	JPY	113,719,986	USD	1,017,920	(2,664)
4/5/2017	JPY	113,723,854	USD	1,017,920	(2,698)
4/5/2017	JPY	86,649,397	USD	775,561	(2,077)
4/5/2017	JPY	113,724,058	USD	1,017,920	(2,700)
4/5/2017	JPY	113,730,471	USD	1,017,920	(2,758)
4/5/2017	USD	1,017,920	JPY	113,424,789	14
4/5/2017	USD	1,017,920	JPY	113,423,161	—
4/5/2017	USD	1,017,920	JPY	113,426,113	26
4/5/2017	USD	1,017,920	JPY	113,423,975	7
4/5/2017	USD	775,561	JPY	86,422,701	42
5/8/2017	JPY	114,483,810	USD	1,028,626	(35)
5/8/2017	JPY	114,481,033	USD	1,028,626	(10)
5/8/2017	JPY	114,486,485	USD	1,028,626	(59)
5/8/2017	JPY	114,485,250	USD	1,028,626	(48)
5/8/2017	JPY	87,231,228	USD	783,717	(74)
					$(13,031)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	123

Schedule of Investments

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.0%
Japan – 99.0%
Airlines – 0.3%
ANA Holdings, Inc.	13,000	$39,643
Auto Components – 6.7%
Aisin Seiki Co., Ltd.	1,481	72,701
Bridgestone Corp.	6,192	250,225
Daikyonishikawa Corp.	200	2,619
Denso Corp.	5,764	253,310
FCC Co., Ltd.	200	3,988
Koito Manufacturing Co., Ltd.	200	10,392
NGK Spark Plug Co., Ltd.	1,077	24,588
NHK Spring Co., Ltd.	1,168	12,882
Nifco, Inc.	200	10,033
NOK Corp.	1,116	25,879
Stanley Electric Co., Ltd.	476	13,563
Sumitomo Electric Industries Ltd.	3,991	66,117
Sumitomo Rubber Industries Ltd.	2,022	34,423
Topre Corp.	200	5,200
TS Tech Co., Ltd.	400	10,740
Yokohama Rubber Co., Ltd. (The)	1,200	23,466

Total Auto Components		820,126
Automobiles – 12.0%
Honda Motor Co., Ltd.	11,810	355,159
Isuzu Motors Ltd.	4,588	60,629
Mazda Motor Corp.	2,083	29,965
Nissan Motor Co., Ltd.	38,784	373,639
Suzuki Motor Corp.	1,358	56,328
Toyota Motor Corp.	10,211	553,665
Yamaha Motor Co., Ltd.	2,015	48,481

Total Automobiles		1,477,866
Banks – 0.3%
Seven Bank Ltd.(a)	6,500	21,233
Suruga Bank Ltd.	441	9,277

Total Banks		30,510
Beverages – 0.5%
Asahi Group Holdings Ltd.	1,574	59,440
Building Products – 1.2%
Aica Kogyo Co., Ltd.	348	9,157
Daikin Industries Ltd.	886	88,934
Nichias Corp.	1,000	10,042
Sanwa Holdings Corp.	1,374	12,848
TOTO Ltd.	700	26,416

Total Building Products		147,397
Capital Markets – 0.2%
Ichigo, Inc.(a)	1,200	3,511
Matsui Securities Co., Ltd.	3,200	25,013

Total Capital Markets		28,524
Chemicals – 5.9%
Air Water, Inc.	744	13,701
Asahi Kasei Corp.	9,383	90,942
Daicel Corp.	1,700	$20,459
DIC Corp.	794	29,286
JSR Corp.	1,737	29,259
Kansai Paint Co., Ltd.	597	12,660
Kuraray Co., Ltd.	2,500	37,871
Mitsubishi Gas Chemical Co., Inc.	1,500	31,123
Nihon Parkerizing Co., Ltd.	431	5,322
Nippon Kayaku Co., Ltd.	1,000	13,551
Nippon Paint Holdings Co., Ltd.	859	29,872
Nissan Chemical Industries Ltd.	500	14,538
Nitto Denko Corp.	800	61,757
NOF Corp.	699	7,415
Shin-Etsu Chemical Co., Ltd.	1,770	153,189
Sumitomo Chemical Co., Ltd.	11,000	61,402
Taiyo Nippon Sanso Corp.	1,700	19,864
Toray Industries, Inc.	5,000	44,288
Tosoh Corp.	4,000	35,107
Zeon Corp.	1,554	17,725

Total Chemicals		729,331
Commercial Services & Supplies – 0.7%
Aeon Delight Co., Ltd.	200	6,273
Nissha Printing Co., Ltd.	100	2,368
Park24 Co., Ltd.	505	13,206
Secom Co., Ltd.	910	65,079

Total Commercial Services & Supplies		86,926
Construction & Engineering – 1.8%
COMSYS Holdings Corp.	686	12,245
Hazama Ando Corp.	600	4,033
JGC Corp.	1,701	29,538
Kajima Corp.	4,332	28,224
Kyowa Exeo Corp.	758	10,959
Kyudenko Corp.	200	5,447
Maeda Road Construction Co., Ltd.	790	13,945
Nippo Corp.	691	13,091
Obayashi Corp.	2,700	25,224
Shimizu Corp.	3,000	26,869
SHO-BOND Holdings Co., Ltd.	100	4,393
Taisei Corp.	5,000	36,391
Toshiba Plant Systems & Services Corp.	400	5,833

Total Construction & Engineering		216,192
Construction Materials – 0.2%
Sumitomo Osaka Cement Co., Ltd.	1,664	6,914
Taiheiyo Cement Corp.	6,793	22,678

Total Construction Materials		29,592
Diversified Financial Services – 0.0%
Financial Products Group Co., Ltd.	300	2,657
Diversified Telecommunication Services – 4.1%
Nippon Telegraph & Telephone Corp.	11,900	507,483
Electric Utilities – 0.2%
Tohoku Electric Power Co., Inc.	2,200	29,773

See Notes to Financial Statements.

124	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

March 31, 2017

Investments	Shares	Value
Electrical Equipment – 2.0%
Mabuchi Motor Co., Ltd.	300	$16,881
Mitsubishi Electric Corp.	10,710	153,494
Nidec Corp.	738	70,171
Nissin Electric Co., Ltd.	200	2,308

Total Electrical Equipment		242,854
Electronic Equipment, Instruments & Components – 4.6%
Ai Holdings Corp.	200	4,747
Alps Electric Co., Ltd.	436	12,345
Hamamatsu Photonics K.K.	500	14,381
Hirose Electric Co., Ltd.	130	17,967
Hitachi High-Technologies Corp.	700	28,489
Hitachi Ltd.	27,873	150,709
Horiba Ltd.	200	10,715
Keyence Corp.	136	54,410
Murata Manufacturing Co., Ltd.	881	125,196
Oki Electric Industry Co., Ltd.	700	10,064
Omron Corp.	1,000	43,839
Shimadzu Corp.	780	12,383
Taiyo Yuden Co., Ltd.	300	3,785
TDK Corp.	500	31,634
Topcon Corp.	500	8,938
Yaskawa Electric Corp.	840	16,841
Yokogawa Electric Corp.	1,245	19,575

Total Electronic Equipment, Instruments & Components		566,018
Food & Staples Retailing – 2.1%
FamilyMart UNY Holdings Co., Ltd.	377	22,465
Lawson, Inc.	667	45,193
Matsumotokiyoshi Holdings Co., Ltd.	200	9,477
Seven & I Holdings Co., Ltd.	3,785	148,166
Sugi Holdings Co., Ltd.	100	4,586
Sundrug Co., Ltd.	250	8,380
Tsuruha Holdings, Inc.	100	9,243
Welcia Holdings Co., Ltd.	200	5,591

Total Food & Staples Retailing		253,101
Food Products – 1.4%
Ajinomoto Co., Inc.	1,569	30,928
Calbee, Inc.(a)	300	10,217
Ezaki Glico Co., Ltd.	123	5,961
Kewpie Corp.	300	8,494
Kikkoman Corp.	672	20,052
MEIJI Holdings Co., Ltd.	300	24,957
NH Foods Ltd.	616	16,524
Nissin Foods Holdings Co., Ltd.	400	22,148
Toyo Suisan Kaisha Ltd.	400	14,879
Yakult Honsha Co., Ltd.	364	20,188

Total Food Products		174,348
Health Care Equipment & Supplies – 1.3%
Asahi Intecc Co., Ltd.	100	4,160
Hoya Corp.	1,895	91,085
Nihon Kohden Corp.	333	7,438
Olympus Corp.	300	11,523
Sysmex Corp.	328	$19,869
Terumo Corp.	762	26,430

Total Health Care Equipment & Supplies		160,505
Health Care Providers & Services – 0.0%
Ship Healthcare Holdings, Inc.	200	5,315
Health Care Technology – 0.0%
M3, Inc.	200	4,959
Hotels, Restaurants & Leisure – 0.4%
Ichibanya Co., Ltd.	100	3,302
Oriental Land Co., Ltd.	349	19,992
Resorttrust, Inc.	426	7,493
Skylark Co., Ltd.	1,000	14,637

Total Hotels, Restaurants & Leisure		45,424
Household Durables – 2.5%
Casio Computer Co., Ltd.(a)	1,321	18,364
Haseko Corp.	722	7,801
Panasonic Corp.	13,900	156,926
Rinnai Corp.	96	7,633
Sekisui Chemical Co., Ltd.	2,375	39,878
Sekisui House Ltd.	4,355	71,561
Starts Corp., Inc.	200	4,171
Zojirushi Corp.	100	1,449

Total Household Durables		307,783
Household Products – 0.5%
Lion Corp.	1,000	17,966
Pigeon Corp.	418	13,336
Unicharm Corp.	1,100	26,333

Total Household Products		57,635
Insurance – 0.8%
Sompo Holdings, Inc.	2,737	100,190
Internet & Catalog Retail – 0.2%
Rakuten, Inc.	1,110	11,107
Start Today Co., Ltd.	600	13,262

Total Internet & Catalog Retail		24,369
Internet Software & Services – 1.3%
COOKPAD, Inc.	200	1,687
DeNA Co., Ltd.(a)	300	6,082
GMO Internet, Inc.	700	8,267
Kakaku.com, Inc.(a)	505	6,866
Mixi, Inc.	623	29,968
Yahoo Japan Corp.	23,114	106,619

Total Internet Software & Services		159,489
IT Services – 1.6%
Fujitsu Ltd.	9,000	54,995
Itochu Techno-Solutions Corp.	800	23,477
Nomura Research Institute Ltd.	1,230	45,257
NS Solutions Corp.	600	12,955
Obic Co., Ltd.	300	14,269
Otsuka Corp.	375	20,327
SCSK Corp.	549	21,777

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	125

Schedule of Investments (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

March 31, 2017

Investments	Shares	Value
Transcosmos, Inc.	190	$4,460

Total IT Services		197,517
Leisure Products – 0.8%
Bandai Namco Holdings, Inc.	865	25,850
Heiwa Corp.	802	19,922
Shimano, Inc.	243	35,437
Yamaha Corp.	600	16,504

Total Leisure Products		97,713
Machinery – 9.2%
Daifuku Co., Ltd.	300	7,471
DMG Mori Co., Ltd.	800	12,463
Ebara Corp.	587	19,149
FANUC Corp.	1,361	278,722
Harmonic Drive Systems, Inc.(a)	100	3,145
Hino Motors Ltd.	4,788	57,879
Hitachi Construction Machinery Co., Ltd.	1,249	31,104
Hoshizaki Corp.	52	4,088
JTEKT Corp.	2,615	40,576
Kawasaki Heavy Industries Ltd.	15,319	46,467
Komatsu Ltd.	7,022	182,844
Kubota Corp.	5,619	84,262
Makita Corp.	998	34,930
MINEBEA MITSUMI, Inc.	2,248	29,959
Mitsubishi Heavy Industries Ltd.	22,000	88,174
Nabtesco Corp.	525	13,899
NGK Insulators Ltd.	1,223	27,658
NSK Ltd.	5,062	72,321
OKUMA Corp.	1,000	10,464
OSG Corp.(a)	451	9,216
SMC Corp.	143	42,247
Tadano Ltd.	802	9,349
THK Co., Ltd.	748	18,816
Tsubakimoto Chain Co.	1,372	11,426

Total Machinery		1,136,629
Media – 0.3%
CyberAgent, Inc.	196	5,796
Daiichikosho Co., Ltd.	290	11,620
Hakuhodo DY Holdings, Inc.	1,113	13,185
Toho Co., Ltd.	448	11,864

Total Media		42,465
Metals & Mining – 1.2%
Dowa Holdings Co., Ltd.	2,350	16,914
Nippon Steel & Sumitomo Metal Corp.	4,900	112,793
UACJ Corp.	2,080	5,450
Yamato Kogyo Co., Ltd.	300	7,732

Total Metals & Mining		142,889
Multiline Retail – 0.4%
Don Quijote Holdings Co., Ltd.	200	6,928
Izumi Co., Ltd.	200	8,965
Marui Group Co., Ltd.	800	10,863
Ryohin Keikaku Co., Ltd.	112	24,515

Total Multiline Retail		51,271
Oil, Gas & Consumable Fuels – 0.0%
Nippon Gas Co., Ltd.	200	$5,824
Paper & Forest Products – 0.2%
Oji Holdings Corp.	6,000	28,053
Personal Products – 1.1%
Kao Corp.	1,587	86,934
Kobayashi Pharmaceutical Co., Ltd.	288	13,931
Kose Corp.	100	9,037
Noevir Holdings Co., Ltd.	300	12,411
Shiseido Co., Ltd.	700	18,406

Total Personal Products		140,719
Pharmaceuticals – 4.6%
Astellas Pharma, Inc.	10,624	139,772
Chugai Pharmaceutical Co., Ltd.	2,035	69,854
Daiichi Sankyo Co., Ltd.	4,700	105,743
Hisamitsu Pharmaceutical Co., Inc.	233	13,299
Kaken Pharmaceutical Co., Ltd.	200	11,290
KYORIN Holdings, Inc.	553	11,668
Mochida Pharmaceutical Co., Ltd.	59	4,374
Ono Pharmaceutical Co., Ltd.	1,000	20,681
Otsuka Holdings Co., Ltd.	2,700	121,685
Rohto Pharmaceutical Co., Ltd.	460	8,611
Sawai Pharmaceutical Co., Ltd.	97	5,240
Shionogi & Co., Ltd.	795	41,009
Tsumura & Co.	378	11,839

Total Pharmaceuticals		565,065
Professional Services – 0.9%
Meitec Corp.	311	12,615
Nihon M&A Center, Inc.	200	6,498
Recruit Holdings Co., Ltd.	1,700	86,655
Temp Holdings Co., Ltd.	367	6,831

Total Professional Services		112,599
Real Estate Management & Development – 2.2%
Aeon Mall Co., Ltd.	800	12,578
Daikyo, Inc.	3,000	5,950
Daito Trust Construction Co., Ltd.	461	63,278
Daiwa House Industry Co., Ltd.	3,900	111,859
Hulic Co., Ltd.	2,392	22,475
Kenedix, Inc.	600	2,385
Leopalace21 Corp.	1,200	6,192
Open House Co., Ltd.	100	2,391
Sumitomo Real Estate Sales Co., Ltd.	300	9,652
Sumitomo Realty & Development Co., Ltd.	924	23,931
Tokyo Tatemono Co., Ltd.	800	10,539

Total Real Estate Management & Development		271,230
Road & Rail – 1.2%
Central Japan Railway Co.	278	45,256
East Japan Railway Co.	1,197	104,135

Total Road & Rail		149,391
Semiconductors & Semiconductor Equipment – 1.6%
Disco Corp.	244	37,072

See Notes to Financial Statements.

126	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

March 31, 2017

Investments	Shares	Value
Sumco Corp.	1,700	$28,285
Tokyo Electron Ltd.	1,200	130,898

Total Semiconductors & Semiconductor Equipment		196,255
Software – 0.9%
Capcom Co., Ltd.	200	3,897
GungHo Online Entertainment, Inc.(a)	2,791	6,212
Konami Holdings Corp.	219	9,286
Nexon Co., Ltd.	738	11,716
Oracle Corp.	500	28,538
Square Enix Holdings Co., Ltd.	385	10,883
Trend Micro, Inc.	1,011	44,911

Total Software		115,443
Specialty Retail – 2.0%
ABC-Mart, Inc.	256	14,956
Fast Retailing Co., Ltd.	223	69,884
Hikari Tsushin, Inc.	277	27,046
K’s Holdings Corp.(a)	722	13,231
Nitori Holdings Co., Ltd.	200	25,253
Sanrio Co., Ltd.(a)	791	14,517
Shimamura Co., Ltd.	170	22,442
T-Gaia Corp.	582	10,002
USS Co., Ltd.	1,525	25,401
Yamada Denki Co., Ltd.(a)	4,800	23,907

Total Specialty Retail		246,639
Technology Hardware, Storage & Peripherals – 5.1%
Brother Industries Ltd.	1,813	37,828
Canon, Inc.	14,893	463,911
Konica Minolta, Inc.	3,800	33,966
NEC Corp.	13,176	31,690
Seiko Epson Corp.	2,900	61,003

Total Technology Hardware, Storage & Peripherals		628,398
Tobacco – 3.3%
Japan Tobacco, Inc.	12,373	401,737
Trading Companies & Distributors – 2.8%
ITOCHU Corp.	14,599	207,004
Marubeni Corp.	17,655	108,611
MISUMI Group, Inc.	600	10,834
Nippon Steel & Sumikin Bussan Corp.	300	12,600
Trusco Nakayama Corp.	200	4,632

Total Trading Companies & Distributors		343,681
Transportation Infrastructure – 0.1%
Japan Airport Terminal Co., Ltd.	200	6,937
Wireless Telecommunication Services – 8.3%
KDDI Corp.	13,987	366,778
NTT DOCOMO, Inc.	22,246	517,569
SoftBank Group Corp.	1,895	133,703

Total Wireless Telecommunication Services		1,018,050
TOTAL COMMON STOCKS (Cost: $12,087,408)		12,205,955
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
United States – 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(b)
(Cost: $103,985)(c)	103,985	$103,985
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $12,191,393)		12,309,940
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		16,046

NET ASSETS – 100.0%		$12,325,986

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(c)

At March 31, 2017, the total market value of the Fund’s securities on loan was $119,399 and the total market value of the collateral held by the Fund was $125,901. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $21,916.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	JPY	400,000	USD	3,592	$2
4/5/2017	JPY	288,830,354	USD	2,585,352	(6,765)
4/5/2017	JPY	288,840,179	USD	2,585,352	(6,853)
4/5/2017	JPY	220,075,064	USD	1,969,796	(5,275)
4/5/2017	JPY	288,840,696	USD	2,585,352	(6,858)
4/5/2017	JPY	288,856,983	USD	2,585,352	(7,004)
4/5/2017	USD	2,585,352	JPY	288,080,602	37
4/5/2017	USD	2,585,352	JPY	288,076,466	(1)
4/5/2017	USD	2,585,352	JPY	288,083,963	67
4/5/2017	USD	2,585,352	JPY	288,078,534	18
4/5/2017	USD	1,969,796	JPY	219,499,292	107
5/8/2017	JPY	290,915,754	USD	2,613,850	(89)
5/8/2017	JPY	290,908,697	USD	2,613,850	(26)
5/8/2017	JPY	290,922,550	USD	2,613,850	(150)
5/8/2017	JPY	290,919,413	USD	2,613,850	(122)
5/8/2017	JPY	221,663,690	USD	1,991,507	(188)
					$(33,100)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	127

Schedule of Investments

WisdomTree Japan Hedged Real Estate Fund (DXJR)

March 31, 2017

Investments	Shares	Value

COMMON STOCKS – 98.5%
Japan – 98.5%
Building Products – 5.4%
LIXIL Group Corp.	4,336	$109,928
Nichias Corp.	2,777	27,887
Nichiha Corp.	400	11,738
Takara Standard Co., Ltd.	543	8,635
TOTO Ltd.	2,441	92,115

Total Building Products		250,303
Construction & Engineering – 14.2%
Hazama Ando Corp.	2,606	17,517
Kajima Corp.	15,082	98,264
Kumagai Gumi Co., Ltd.	5,039	13,114
Maeda Corp.	3,255	28,802
Maeda Road Construction Co., Ltd.	1,284	22,666
Nippo Corp.	986	18,679
Nishimatsu Construction Co., Ltd.	3,812	18,747
Obayashi Corp.	10,583	98,868
Okumura Corp.	3,902	23,672
Penta-Ocean Construction Co., Ltd.	4,391	21,200
Raito Kogyo Co., Ltd.(a)	822	8,351
Shimizu Corp.	10,948	98,054
SHO-BOND Holdings Co., Ltd.	267	11,729
Sumitomo Mitsui Construction Co., Ltd.	12,546	13,623
Taisei Corp.	17,209	125,249
Toda Corp.	3,026	18,195
Tokyu Construction Co., Ltd.	1,509	11,849
Totetsu Kogyo Co., Ltd.(a)	360	10,322

Total Construction & Engineering		658,901
Construction Materials – 1.9%
Sumitomo Osaka Cement Co., Ltd.	5,747	23,879
Taiheiyo Cement Corp.	19,791	66,071

Total Construction Materials		89,950
Equity Real Estate Investment Trusts (REITs) – 31.1%
Activia Properties, Inc.	10	47,653
Advance Residence Investment Corp.	21	57,386
AEON REIT Investment Corp.(a)	19	21,075
Comforia Residential REIT, Inc.(a)	7	15,887
Daiwa House REIT Investment Corp.	10	25,971
Daiwa Office Investment Corp.	4	20,425
Frontier Real Estate Investment Corp.	8	36,328
Fukuoka REIT Corp.	11	18,016
Global One Real Estate Investment Corp.	4	14,107
GLP J-REIT	45	51,974
Hankyu REIT, Inc.	10	13,506
Heiwa Real Estate REIT, Inc.	14	10,516
Hoshino Resorts REIT, Inc.	3	15,804
Hulic REIT, Inc.	15	24,850
Ichigo Office REIT Investment	23	14,449
Industrial & Infrastructure Fund Investment Corp.	5	22,480
Invesco Office J-Reit, Inc.	12	10,726
Invincible Investment Corp.	55	22,113

Japan Excellent, Inc.	18	$22,082
Japan Hotel REIT Investment Corp.	59	40,717
Japan Logistics Fund, Inc.	13	27,953
Japan Prime Realty Investment Corp.	14	54,151
Japan Real Estate Investment Corp.	19	100,601
Japan Rental Housing Investments, Inc.	24	17,597
Japan Retail Fund Investment Corp.	38	74,479
Kenedix Office Investment Corp.	6	35,323
Kenedix Residential Investment Corp.	5	14,045
Kenedix Retail REIT Corp.	6	13,461
LaSalle Logiport REIT(a)	17	15,729
MCUBS MidCity Investment Corp.(a)	3	9,059
Mori Hills REIT Investment Corp.	22	29,457
Mori Trust Sogo REIT, Inc.	16	24,726
Nippon Accommodations Fund, Inc.	8	34,712
Nippon Building Fund, Inc.	21	114,772
Nippon Prologis REIT, Inc.	28	60,634
NIPPON REIT Investment Corp.	5	12,968
Nomura Real Estate Master Fund, Inc.	59	91,494
Orix JREIT, Inc.	39	61,739
Premier Investment Corp.(a)	17	19,208
Sekisui House REIT, Inc.	12	15,895
Sekisui House SI Residential Investment Corp.(a)	18	19,934
Tokyu REIT, Inc.	15	18,846
United Urban Investment Corp.	46	70,591

Total Equity Real Estate Investment Trusts (REITs)		1,443,439
Household Durables – 9.3%
Haseko Corp.	4,576	49,444
Iida Group Holdings Co., Ltd.	2,829	43,363
PanaHome Corp.(a)	1,439	13,172
Sekisui Chemical Co., Ltd.	6,668	111,961
Sekisui House Ltd.	9,428	154,920
Starts Corp., Inc.	500	10,428
Sumitomo Forestry Co., Ltd.	2,615	39,660
Token Corp.	145	11,386

Total Household Durables		434,334
Real Estate Management & Development – 35.1%
Aeon Mall Co., Ltd.	1,667	26,210
Daibiru Corp.	1,000	8,777
Daito Trust Construction Co., Ltd.	1,100	150,987
Daiwa House Industry Co., Ltd.	9,785	280,650
Hulic Co., Ltd.	6,595	61,967
Kenedix, Inc.	3,903	15,517
Leopalace21 Corp.	3,967	20,470
Mitsubishi Estate Co., Ltd.	21,364	389,203
Mitsui Fudosan Co., Ltd.	14,573	310,476
Nomura Real Estate Holdings, Inc.	1,779	28,322
NTT Urban Development Corp.	1,739	15,075
Open House Co., Ltd.	370	8,846
Relo Group, Inc.(a)	1,670	27,666
Sumitomo Realty & Development Co., Ltd.	7,075	183,240
Takara Leben Co., Ltd.(a)	1,100	4,896

See Notes to Financial Statements.

128	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

March 31, 2017

Investments	Shares	Value

TOC Co., Ltd.	600	$4,938
Tokyo Tatemono Co., Ltd.	3,048	40,155
Tokyu Fudosan Holdings Corp.	7,837	42,480
Unizo Holdings Co., Ltd.	357	8,801

Total Real Estate Management & Development		1,628,676
Transportation Infrastructure – 1.5%
Kamigumi Co., Ltd.	2,997	25,874
Mitsubishi Logistics Corp.(a)	2,150	29,598
Sumitomo Warehouse Co., Ltd. (The)	2,897	15,911

Total Transportation Infrastructure		71,383
TOTAL COMMON STOCKS (Cost: $5,233,799)		4,576,986
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%
United States – 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(b)
(Cost: $128,588)(c)	128,588	128,588
TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $5,362,387)		4,705,574
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.3)%		(61,497)

NET ASSETS – 100.0%		$4,644,077

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(c)

At March 31, 2017, the total market value of the Fund’s securities on loan was $137,003 and the total market value of the collateral held by the Fund was $144,667. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $16,079.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/5/2017	JPY	142,934,524	USD	1,279,379	$(3,391)
4/5/2017	JPY	142,929,663	USD	1,279,379	(3,348)
4/5/2017	JPY	108,905,536	USD	974,766	(2,610)
4/5/2017	JPY	142,942,840	USD	1,279,379	(3,466)
4/5/2017	JPY	142,934,780	USD	1,279,379	(3,394)
4/5/2017	USD	1,353,841	JPY	154,975,939	36,995
4/5/2017	USD	995,072	JPY	110,878,882	14
4/5/2017	USD	995,072	JPY	110,877,290	—
4/5/2017	USD	995,072	JPY	110,880,176	26
4/5/2017	USD	995,072	JPY	110,878,086	7
4/5/2017	USD	758,153	JPY	84,482,884	41
5/8/2017	JPY	108,990,707	USD	979,271	(34)
5/8/2017	JPY	108,988,063	USD	979,271	(10)
5/8/2017	JPY	108,993,254	USD	979,271	(56)
5/8/2017	JPY	108,992,078	USD	979,271	(46)
5/8/2017	JPY	83,045,734	USD	746,113	(70)
					$20,658

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	129

Schedule of Investments

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 98.6%
Japan – 98.6%
Aerospace & Defense – 0.1%
Jamco Corp.(a)	3,700	$82,182
Air Freight & Logistics – 0.4%
Kintetsu World Express, Inc.	9,500	143,399
Konoike Transport Co., Ltd.	11,400	140,978
Maruwa Unyu Kikan Co., Ltd.	2,400	55,138
SBS Holdings, Inc.	6,200	44,735
Shibusawa Warehouse Co., Ltd. (The)	14,000	44,476
Yusen Logistics Co., Ltd.	6,200	62,373

Total Air Freight & Logistics		491,099
Auto Components – 6.1%
Aisan Industry Co., Ltd.	20,800	174,904
Daido Metal Co., Ltd.	8,800	77,236
Daikyonishikawa Corp.	8,500	111,294
Eagle Industry Co., Ltd.	11,200	151,873
Exedy Corp.	9,500	271,112
FCC Co., Ltd.	7,300	145,568
G-Tekt Corp.	8,298	146,479
Imasen Electric Industrial	8,300	74,859
Kasai Kogyo Co., Ltd.	8,300	106,515
Keihin Corp.	10,000	163,870
KYB Corp.	53,000	275,868
Mitsuba Corp.	3,800	74,615
Musashi Seimitsu Industry Co., Ltd.	5,200	132,812
NHK Spring Co., Ltd.	41,100	453,306
Nifco, Inc.	6,700	336,112
Nissin Kogyo Co., Ltd.	13,400	240,029
Pacific Industrial Co., Ltd.	9,100	129,277
Press Kogyo Co., Ltd.	25,700	128,465
Riken Corp.	2,500	110,159
Sanden Holdings Corp.	41,000	136,139
Sanoh Industrial Co., Ltd.	12,700	94,939
Shoei Co., Ltd.	4,800	119,709
Sumitomo Riko Co., Ltd.	15,200	153,596
Tachi-S Co., Ltd.	2,800	55,709
Taiho Kogyo Co., Ltd.	8,100	120,813
Tokai Rika Co., Ltd.	22,525	453,411
Topre Corp.	6,000	155,990
Toyo Tire & Rubber Co., Ltd.	30,000	538,455
Toyoda Gosei Co., Ltd.	24,500	622,449
TPR Co., Ltd.	3,806	124,840
TS Tech Co., Ltd.	9,200	247,029
Unipres Corp.(a)	5,800	120,705
Yokohama Rubber Co., Ltd. (The)	39,500	772,418

Total Auto Components		7,020,555
Automobiles – 0.1%
Nissan Shatai Co., Ltd.	8,000	71,938
Banks – 9.3%
77 Bank Ltd. (The)	63,000	272,512
Akita Bank Ltd. (The)	25,000	77,852
Aomori Bank Ltd. (The)	27,000	92,560
Awa Bank Ltd. (The)	32,000	$202,746
Bank of Iwate Ltd. (The)	2,600	110,015
Bank of Kyoto Ltd. (The)	49,000	356,628
Bank of Nagoya Ltd. (The)(a)	3,200	115,158
Bank of Okinawa Ltd. (The)(a)	3,940	150,627
Bank of Saga Ltd. (The)	33,000	90,326
Bank of the Ryukyus Ltd.	10,100	145,114
Chugoku Bank Ltd. (The)	25,300	367,818
Chukyo Bank Ltd. (The)	3,300	69,595
Daisan Bank Ltd. (The)	3,899	58,119
Daishi Bank Ltd. (The)	69,000	273,077
Ehime Bank Ltd. (The)(a)	8,900	108,704
Eighteenth Bank Ltd. (The)	43,000	138,535
Fukui Bank Ltd. (The)	34,000	80,553
Gunma Bank Ltd. (The)	95,300	496,898
Hachijuni Bank Ltd. (The)	114,400	645,765
Hiroshima Bank Ltd. (The)	129,000	547,581
Hokkoku Bank Ltd. (The)	65,000	246,747
Hokuetsu Bank Ltd. (The)	5,700	146,912
Hokuhoku Financial Group, Inc.	32,600	511,103
Hyakugo Bank Ltd. (The)	37,000	147,429
Hyakujushi Bank Ltd. (The)	55,000	185,587
Iyo Bank Ltd. (The)(a)	41,500	278,951
Jimoto Holdings, Inc.	66,500	112,793
Juroku Bank Ltd. (The)	62,000	199,749
Kansai Urban Banking Corp.	14,400	182,859
Keiyo Bank Ltd. (The)	57,000	246,047
Kiyo Bank Ltd. (The)(a)	13,198	202,062
Kyushu Financial Group, Inc.	35,500	216,957
Mebuki Financial Group, Inc.	66,400	265,171
Michinoku Bank Ltd. (The)(a)	27,000	45,311
Mie Bank Ltd. (The)	4,100	86,467
Minato Bank Ltd. (The)	6,358	118,054
Miyazaki Bank Ltd. (The)	37,000	113,892
Musashino Bank Ltd. (The)	8,400	248,766
Nanto Bank Ltd. (The)	3,800	138,966
Nishi-Nippon Financial Holdings, Inc.	32,900	328,616
North Pacific Bank Ltd.	120,600	456,728
Ogaki Kyoritsu Bank Ltd. (The)	70,000	207,933
San-In Godo Bank Ltd. (The)	24,800	198,525
Senshu Ikeda Holdings, Inc.	68,900	284,430
Shiga Bank Ltd. (The)	33,000	169,102
Shikoku Bank Ltd. (The)	51,000	133,187
Toho Bank Ltd. (The)	43,000	161,689
Tokyo TY Financial Group, Inc.	5,300	158,624
Yamagata Bank Ltd. (The)(a)	21,000	91,403
Yamaguchi Financial Group, Inc.	29,000	314,125
Yamanashi Chuo Bank Ltd. (The)	35,000	156,421

Total Banks		10,754,789
Beverages – 0.3%
Sapporo Holdings Ltd.	6,400	172,880
Takara Holdings, Inc.	18,800	202,627

Total Beverages		375,507

See Notes to Financial Statements.

130	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2017

Investments	Shares	Value
Building Products – 1.8%
Aica Kogyo Co., Ltd.	9,000	$236,812
Bunka Shutter Co., Ltd.	11,500	88,755
Central Glass Co., Ltd.	30,000	127,614
Nichias Corp.	21,000	210,886
Nichiha Corp.	5,200	152,598
Nitto Boseki Co., Ltd.	28,000	139,208
Noritz Corp.	5,500	104,245
Okabe Co., Ltd.	12,200	110,800
Sanko Metal Industrial Co., Ltd.	2,100	58,140
Sankyo Tateyama, Inc.	5,400	80,445
Sanwa Holdings Corp.	39,800	372,176
Sinko Industries Ltd.	5,200	74,619
Takara Standard Co., Ltd.	6,917	109,997
Takasago Thermal Engineering Co., Ltd.	11,400	160,212

Total Building Products		2,026,507
Capital Markets – 3.5%
GCA Corp.	6,600	56,032
Ichigo, Inc.(a)	18,800	55,001
Ichiyoshi Securities Co., Ltd.	24,300	182,964
kabu.com Securities Co., Ltd.	82,800	268,991
Kyokuto Securities Co., Ltd.	14,800	212,510
Marusan Securities Co., Ltd.(a)	34,400	283,400
Matsui Securities Co., Ltd.(a)	89,100	696,456
Monex Group, Inc.	84,565	202,628
Okasan Securities Group, Inc.	75,000	457,013
SBI Holdings, Inc.(a)	65,700	915,071
Sparx Group Co., Ltd.(a)	34,300	64,949
Tokai Tokyo Financial Holdings, Inc.(a)	114,000	592,354

Total Capital Markets		3,987,369
Chemicals – 8.3%
Achilles Corp.	5,900	89,059
ADEKA Corp.	15,500	225,622
Arakawa Chemical Industries Ltd.	6,700	122,540
Chugoku Marine Paints Ltd.	9,300	69,022
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	25,000	168,940
Denka Co., Ltd.	92,000	477,214
DIC Corp.	21,400	789,321
Fujimi, Inc.(a)	5,300	106,257
Fujimori Kogyo Co., Ltd.	3,800	105,546
Fuso Chemical Co., Ltd.	5,800	181,396
Ihara Chemical Industry Co., Ltd.(a)	4,200	38,069
JSP Corp.	3,917	91,149
Kaneka Corp.	53,240	395,609
Kumiai Chemical Industry Co., Ltd.(a)	6,600	37,552
Kureha Corp.	3,700	162,537
Lintec Corp.	13,300	283,235
Mitsubishi Gas Chemical Co., Inc.	45,900	952,354
Nihon Nohyaku Co., Ltd.	17,500	109,777
Nihon Parkerizing Co., Ltd.	13,200	163,001
Nippon Kayaku Co., Ltd.	32,000	433,636
Nippon Shokubai Co., Ltd.	6,300	428,556
Nippon Soda Co., Ltd.	27,000	149,017
Nippon Valqua Industries Ltd.	6,200	$101,766
NOF Corp.	25,000	265,189
Okamoto Industries, Inc.(a)	7,000	74,818
Osaka Soda Co., Ltd.	19,885	88,691
Riken Technos Corp.(a)	13,000	62,066
Sakai Chemical Industry Co., Ltd.	21,000	73,499
Sakata INX Corp.	7,100	97,678
Sanyo Chemical Industries Ltd.	3,100	130,059
Sekisui Plastics Co., Ltd.	12,900	90,067
Shikoku Chemicals Corp.	7,000	75,447
Showa Denko K.K.*	28,300	504,133
Sumitomo Bakelite Co., Ltd.	36,000	216,459
Sumitomo Seika Chemicals Co., Ltd.	2,300	97,734
T Hasegawa Co., Ltd.(a)	3,800	72,092
Taiyo Holdings Co., Ltd.	6,200	270,690
Takiron Co., Ltd.	14,000	72,745
Toagosei Co., Ltd.	21,500	245,042
Tokai Carbon Co., Ltd.	33,300	144,939
Toyo Ink SC Holdings Co., Ltd.	65,000	312,663
Toyobo Co., Ltd.	98,000	169,739
Ube Industries Ltd.	189,800	427,531
Yushiro Chemical Industry Co., Ltd.	3,900	48,124
Zeon Corp.	32,000	365,000

Total Chemicals		9,585,580
Commercial Services & Supplies – 1.3%
Aeon Delight Co., Ltd.	5,700	178,780
Bell System24 Holdings, Inc.	11,400	98,828
Daiseki Co., Ltd.	3,500	71,300
Itoki Corp.	9,000	56,699
Kokuyo Co., Ltd.	9,700	124,917
Matsuda Sangyo Co., Ltd.	5,300	70,870
Mitsubishi Pencil Co., Ltd.	1,700	85,130
NAC Co., Ltd.	5,600	48,647
Nippon Air Conditioning Services Co., Ltd.	8,300	49,906
Nippon Parking Development Co., Ltd.(a)	45,100	59,901
Nissha Printing Co., Ltd.(a)	4,100	97,064
Okamura Corp.	15,500	137,571
Pilot Corp.	900	36,790
Relia, Inc.	11,500	113,008
Sato Holdings Corp.	5,600	119,207
Toppan Forms Co., Ltd.	15,300	149,663

Total Commercial Services & Supplies		1,498,281
Communications Equipment – 0.4%
Hitachi Kokusai Electric, Inc.	18,600	425,815
Japan Radio Co., Ltd.(a)	6,500	80,674

Total Communications Equipment		506,489
Construction & Engineering – 5.1%
Asunaro Aoki Construction Co., Ltd.	9,900	71,609
COMSYS Holdings Corp.	18,100	323,081
Dai-Dan Co., Ltd.	4,000	38,051
Fudo Tetra Corp.(a)	31,000	53,415
Hazama Ando Corp.	25,300	170,059
Kandenko Co., Ltd.	24,000	214,305
Kinden Corp.	27,700	386,304

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	131

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2017

Investments	Shares	Value
Kitano Construction Corp.	17,000	$46,226
Kumagai Gumi Co., Ltd.	31,000	80,678
Kyowa Exeo Corp.	21,800	315,174
Kyudenko Corp.(a)	6,000	163,421
Maeda Corp.	18,000	159,275
Maeda Road Construction Co., Ltd.	18,000	317,742
Meisei Industrial Co., Ltd.	12,200	70,180
Mirait Holdings Corp.(a)	14,144	138,736
NDS Co., Ltd.	1,900	49,448
Nichireki Co., Ltd.	9,400	76,681
Nippo Corp.	12,000	227,336
Nippon Densetsu Kogyo Co., Ltd.	5,400	97,261
Nippon Koei Co., Ltd.	3,900	102,164
Nippon Road Co., Ltd. (The)	29,000	132,989
Nishimatsu Construction Co., Ltd.	64,000	314,745
Obayashi Road Corp.	8,900	53,034
Okumura Corp.	55,000	333,662
OSJB Holdings Corp.(a)	24,200	59,941
Penta-Ocean Construction Co., Ltd.	18,800	90,769
Raito Kogyo Co., Ltd.(a)	6,000	60,953
Seikitokyu Kogyo Co., Ltd.	8,600	40,982
Shinnihon Corp.	8,900	71,404
SHO-BOND Holdings Co., Ltd.	2,900	127,394
Sumitomo Densetsu Co., Ltd.	7,000	80,409
Sumitomo Mitsui Construction Co., Ltd.	120,800	131,175
Taikisha Ltd.	5,900	144,230
Toa Corp.*	3,900	70,664
Toda Corp.	48,000	288,612
Toenec Corp.	13,000	64,866
Tokyo Energy & Systems, Inc.	4,000	34,389
Tokyu Construction Co., Ltd.	18,700	146,841
Toshiba Plant Systems & Services Corp.	13,500	196,873
Totetsu Kogyo Co., Ltd.(a)	3,200	91,753
Toyo Construction Co., Ltd.	15,800	56,717
Toyo Engineering Corp.*	21,000	52,580
Yahagi Construction Co., Ltd.	6,500	57,341
Yokogawa Bridge Holdings Corp.	5,300	61,357
Yurtec Corp.	8,000	54,994

Total Construction & Engineering		5,919,820
Construction Materials – 0.4%
Krosaki Harima Corp.	28,000	111,065
Shinagawa Refractories Co., Ltd.	35,000	95,172
Sumitomo Osaka Cement Co., Ltd.	55,000	228,529

Total Construction Materials		434,766
Consumer Finance – 0.2%
J Trust Co., Ltd.(a)	12,500	105,223
Pocket Card Co., Ltd.	12,700	69,296

Total Consumer Finance		174,519
Containers & Packaging – 0.5%
FP Corp.	4,200	195,244
Fuji Seal International, Inc.	5,200	112,372
Nihon Yamamura Glass Co., Ltd.	36,000	63,968
Rengo Co., Ltd.	34,781	200,702

Total Containers & Packaging		572,286
Distributors – 0.4%
Doshisha Co., Ltd.(a)	5,500	$101,728
Happinet Corp.	6,600	102,053
Paltac Corp.	11,103	308,887

Total Distributors		512,668
Diversified Consumer Services – 1.1%
Benesse Holdings, Inc.(a)	26,900	840,097
Gakkyusha Co., Ltd.	6,100	83,811
Meiko Network Japan Co., Ltd.	5,700	62,509
Studio Alice Co., Ltd.	2,200	45,193
Tokyo Individualized Educational Institute, Inc.(a)	14,600	208,066

Total Diversified Consumer Services		1,239,676
Diversified Financial Services – 0.4%
Financial Products Group Co., Ltd.(a)	15,000	132,864
IBJ Leasing Co., Ltd.	10,100	215,360
Ricoh Leasing Co., Ltd.	3,500	112,133

Total Diversified Financial Services		460,357
Electric Utilities – 0.9%
Hokkaido Electric Power Co., Inc.	8,300	62,717
Hokuriku Electric Power Co.(a)	52,700	510,778
Okinawa Electric Power Co., Inc. (The)	5,250	124,666
Shikoku Electric Power Co., Inc.(a)	26,900	295,241

Total Electric Utilities		993,402
Electrical Equipment – 1.3%
Chiyoda Integre Co., Ltd.	6,000	128,206
Daihen Corp.	20,000	129,947
Denyo Co., Ltd.	5,800	87,653
Fujikura Ltd.	36,900	265,251
Furukawa Electric Co., Ltd.	6,726	241,443
GS Yuasa Corp.	54,000	251,512
Idec Corp.	9,400	102,495
Nippon Carbon Co., Ltd.(a)	23,000	68,940
Nissin Electric Co., Ltd.	9,000	103,868
Sinfonia Technology Co., Ltd.	31,000	90,416

Total Electrical Equipment		1,469,731
Electronic Equipment, Instruments & Components – 5.7%
Ai Holdings Corp.(a)	3,500	83,079
Amano Corp.	13,300	265,332
Anritsu Corp.	34,200	258,426
Azbil Corp.	11,000	369,200
Canon Electronics, Inc.	10,500	169,990
Citizen Watch Co., Ltd.	64,700	414,572
CONEXIO Corp.	13,600	208,217
Daiwabo Holdings Co., Ltd.	36,000	105,968
Dexerials Corp.	31,300	308,983
Enplas Corp.(a)	3,629	100,471
Hagiwara Electric Co., Ltd.	3,100	60,036
Horiba Ltd.	3,800	203,590
Ibiden Co., Ltd.(a)	27,900	434,161
Iriso Electronics Co., Ltd.(a)	600	38,446
Japan Aviation Electronics Industry Ltd.	11,000	141,066
Kaga Electronics Co., Ltd.	10,000	177,331

See Notes to Financial Statements.

132	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2017

Investments	Shares	Value
Kyosan Electric Manufacturing Co., Ltd.	21,000	$81,037
Macnica Fuji Electronics Holdings, Inc.(a)	15,400	218,223
Marubun Corp.	11,900	76,251
Nippon Electric Glass Co., Ltd.	109,000	658,324
Nippon Signal Co., Ltd.	9,800	88,035
Nohmi Bosai Ltd.	6,266	85,980
Oki Electric Industry Co., Ltd.(a)	19,700	283,222
Optex Group Co., Ltd.	2,100	57,197
Ryoden Corp.	10,000	65,781
Ryosan Co., Ltd.	11,600	348,739
Sanshin Electronics Co., Ltd.	9,400	107,219
Satori Electric Co., Ltd.	9,700	70,598
Shinko Shoji Co., Ltd.	8,800	95,953
Siix Corp.(a)	2,400	96,491
SMK Corp.	22,000	78,184
Sumida Corp.	7,100	105,770
Tabuchi Electric Co., Ltd.	11,800	35,687
Taiyo Yuden Co., Ltd.(a)	12,100	152,675
Tamura Corp.	23,000	101,965
Topcon Corp.	15,500	277,089
UKC Holdings Corp.	4,000	73,373
Vitec Holdings Co., Ltd.	5,900	71,480

Total Electronic Equipment, Instruments & Components		6,568,141
Energy Equipment & Services – 0.3%
Modec, Inc.	7,100	150,818
Shinko Plantech Co., Ltd.	9,800	74,492
Toyo Kanetsu K.K.(a)	30,000	79,422

Total Energy Equipment & Services		304,732
Food & Staples Retailing – 1.8%
Ain Holdings, Inc.	1,200	80,876
Arcs Co., Ltd.	6,600	157,730
Axial Retailing, Inc.	2,700	102,737
Cawachi Ltd.	2,600	70,232
Cocokara fine, Inc.	2,400	103,922
Create SD Holdings Co., Ltd.	3,800	90,303
Heiwado Co., Ltd.	5,400	130,941
Inageya Co., Ltd.	3,600	50,109
Kato Sangyo Co., Ltd.	5,200	133,278
Kobe Bussan Co., Ltd.(a)	4,800	185,228
Life Corp.	3,300	96,397
Ministop Co., Ltd.	5,300	99,550
Mitsubishi Shokuhin Co., Ltd.	7,200	222,920
Nihon Chouzai Co., Ltd.	1,100	37,364
Okuwa Co., Ltd.	6,000	60,899
Qol Co., Ltd.	3,600	53,146
San-A Co., Ltd.	2,100	95,360
Sogo Medical Co., Ltd.	1,100	41,362
United Super Markets Holdings, Inc.(a)	10,200	93,185
Valor Holdings Co., Ltd.	3,900	91,944
Yaoko Co., Ltd.	2,600	98,699

Total Food & Staples Retailing		2,096,182
Food Products – 2.5%
Ariake Japan Co., Ltd.	2,400	$150,983
Feed One Co., Ltd.	46,500	82,626
Fuji Oil Holdings, Inc.	11,551	270,246
Fujicco Co., Ltd.	2,900	66,130
Hokuto Corp.	6,400	115,272
J-Oil Mills, Inc.	3,400	128,152
Kagome Co., Ltd.	6,000	155,775
Marudai Food Co., Ltd.	19,000	83,039
Maruha Nichiro Corp.(a)	3,900	117,948
Megmilk Snow Brand Co., Ltd.	3,900	107,274
Mitsui Sugar Co., Ltd.	5,300	128,850
Morinaga & Co., Ltd.	3,900	172,898
Morinaga Milk Industry Co., Ltd.	19,000	140,842
Nichirei Corp.	13,300	328,710
Nippon Flour Mills Co., Ltd.	10,400	153,438
Nippon Suisan Kaisha Ltd.	15,700	78,197
Nisshin Oillio Group Ltd. (The)	27,000	153,621
Prima Meat Packers Ltd.	25,000	110,383
S Foods, Inc.(a)	2,800	81,414
Sakata Seed Corp.	3,300	103,208
Showa Sangyo Co., Ltd.(a)	25,000	131,921
Warabeya Nichiyo Holdings Co., Ltd.	2,500	57,929

Total Food Products		2,918,856
Gas Utilities – 0.1%
Saibu Gas Co., Ltd.	39,000	89,599
Shizuoka Gas Co., Ltd.	6,600	44,719

Total Gas Utilities		134,318
Health Care Equipment & Supplies – 1.4%
Eiken Chemical Co., Ltd.	2,900	80,288
Hogy Medical Co., Ltd.	2,200	138,401
Jeol Ltd.	7,000	37,189
Mani, Inc.	4,300	101,142
Nagaileben Co., Ltd.	9,200	189,813
Nakanishi, Inc.	3,100	120,740
Nihon Kohden Corp.	7,300	163,059
Nikkiso Co., Ltd.	13,600	155,613
Nipro Corp.	31,723	446,963
Paramount Bed Holdings Co., Ltd.	3,203	128,201

Total Health Care Equipment & Supplies		1,561,409
Health Care Providers & Services – 1.0%
As One Corp.	3,700	160,047
BML, Inc.	3,800	83,584
Miraca Holdings, Inc.	9,400	431,912
NichiiGakkan Co., Ltd.(a)	15,000	113,614
Ship Healthcare Holdings, Inc.	5,559	147,718
Toho Holdings Co., Ltd.(a)	5,600	117,096
Vital KSK Holdings, Inc.	10,200	94,467

Total Health Care Providers & Services		1,148,438
Hotels, Restaurants & Leisure – 2.2%
Create Restaurants Holdings, Inc.(a)	6,700	59,406
Doutor Nichires Holdings Co., Ltd.	5,400	105,596

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	133

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2017

Investments	Shares	Value
Hiramatsu, Inc.(a)	12,700	$76,020
HIS Co., Ltd.(a)	3,400	79,332
Ichibanya Co., Ltd.(a)	3,300	108,983
KFC Holdings Japan Ltd.(a)	4,400	77,196
Kyoritsu Maintenance Co., Ltd.(a)	1,600	47,599
MOS Food Services, Inc.(a)	2,700	78,628
Ohsho Food Service Corp.	5,100	188,338
Plenus Co., Ltd.	10,500	232,370
Resorttrust, Inc.(a)	13,500	237,459
Round One Corp.	16,200	128,664
Saizeriya Co., Ltd.	3,600	90,396
SFP Dining Co., Ltd.(a)	5,200	65,986
Shidax Corp.(a)	17,900	69,717
Skylark Co., Ltd.	33,700	493,267
St. Marc Holdings Co., Ltd.	3,500	102,710
Tokyo Dome Corp.	7,900	73,307
Toridoll Holdings Corp.	2,600	56,443
Yoshinoya Holdings Co., Ltd.(a)	7,100	103,158
Zensho Holdings Co., Ltd.(a)	6,000	100,422

Total Hotels, Restaurants & Leisure		2,574,997
Household Durables – 2.0%
Alpine Electronics, Inc.	13,400	192,528
Chofu Seisakusho Co., Ltd.	3,000	70,080
Clarion Co., Ltd.	24,000	98,860
Cleanup Corp.	5,200	38,266
Foster Electric Co., Ltd.	5,606	95,991
France Bed Holdings Co., Ltd.	7,400	61,495
Fuji Corp., Ltd.	11,500	75,132
Fujitsu General Ltd.	7,000	138,203
JVC Kenwood Corp.(a)	26,900	70,008
Meiwa Estate Co., Ltd.	9,400	59,726
Misawa Homes Co., Ltd.	9,100	84,932
Mitsui Home Co., Ltd.	7,000	39,074
Nissei Build Kogyo Co., Ltd.(a)	21,000	103,841
PanaHome Corp.(a)	25,000	228,843
Pressance Corp.(a)	6,200	74,558
Sanei Architecture Planning Co., Ltd.(a)	3,000	41,057
Sangetsu Corp.	10,400	173,691
Starts Corp., Inc.	7,400	154,336
Sumitomo Forestry Co., Ltd.	18,700	283,613
Tamron Co., Ltd.	7,400	133,682
TOA Corp.	6,100	52,882
Zojirushi Corp.(a)	5,500	79,714

Total Household Durables		2,350,512
Household Products – 0.1%
Earth Chemical Co., Ltd.	3,100	166,086
Independent Power & Renewable Electricity Producers – 0.1%
West Holdings Corp.(a)	13,500	100,678
Industrial Conglomerates – 0.4%
Nisshinbo Holdings, Inc.	33,400	333,610
TOKAI Holdings Corp.(a)	22,400	172,076

Total Industrial Conglomerates		505,686
Internet & Catalog Retail – 0.2%
ASKUL Corp.(a)	2,900	$84,973
Belluna Co., Ltd.	16,400	122,599

Total Internet & Catalog Retail		207,572
Internet Software & Services – 0.8%
COOKPAD, Inc.(a)	6,200	52,302
Dip Corp.(a)	3,300	71,935
F@N Communications, Inc.	11,400	85,017
GMO Internet, Inc.	24,400	288,166
Gree, Inc.	27,500	173,001
Gurunavi, Inc.	3,900	81,549
Infomart Corp.(a)	12,200	69,633
Internet Initiative Japan, Inc.	3,800	68,511

Total Internet Software & Services		890,114
IT Services – 2.2%
Digital Garage, Inc.	3,000	61,895
DTS Corp.	5,100	127,145
Future Corp.	9,500	75,025
Information Services International-Dentsu Ltd.	5,100	115,291
Itochu Techno-Solutions Corp.	24,300	713,102
Japan Asia Group Ltd.(a)	18,200	64,189
NEC Networks & System Integration Corp.	11,700	226,062
NET One Systems Co., Ltd.	27,500	222,853
Nihon Unisys Ltd.	18,400	250,992
NS Solutions Corp.	17,800	384,338
TIS, Inc.	7,300	185,530
Transcosmos, Inc.	5,800	136,165

Total IT Services		2,562,587
Leisure Products – 0.9%
Daikoku Denki Co., Ltd.(a)	3,700	55,253
Fields Corp.(a)	7,900	81,956
Furyu Corp.	5,900	75,716
Heiwa Corp.	24,600	611,081
Mizuno Corp.	22,000	113,327
Tomy Co., Ltd.	7,100	70,917

Total Leisure Products		1,008,250
Life Sciences Tools & Services – 0.1%
EPS Holdings, Inc.	5,800	81,407
Machinery – 7.5%
Aichi Corp.	10,200	78,356
Aida Engineering Ltd.	15,400	136,545
Alinco, Inc.	5,500	47,631
Anest Iwata Corp.	8,800	80,079
Asahi Diamond Industrial Co., Ltd.	11,700	85,679
Bando Chemical Industries Ltd.	8,300	73,592
CKD Corp.	13,100	165,528
Daifuku Co., Ltd.	11,400	283,900
DMG Mori Co., Ltd.	18,100	281,985
Ebara Corp.	12,900	420,816
Fujitec Co., Ltd.(a)	18,500	202,881
Furukawa Co., Ltd.	90,000	165,575
Giken Ltd.(a)	2,700	52,168
Glory Ltd.	8,300	271,875
Harmonic Drive Systems, Inc.(a)	3,400	106,946
Hitachi Zosen Corp.	20,835	118,544
Japan Steel Works Ltd. (The)	5,603	90,207

See Notes to Financial Statements.

134	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2017

Investments	Shares	Value
Juki Corp.	6,800	$80,004
Kato Works Co., Ltd.	4,900	121,192
Kitagawa Iron Works Co., Ltd.	3,900	76,754
Kito Corp.	9,100	97,019
Kitz Corp.	20,900	139,171
Kyokuto Kaihatsu Kogyo Co., Ltd.	9,600	159,210
Max Co., Ltd.	9,000	119,537
Meidensha Corp.	28,000	99,255
METAWATER Co., Ltd.(a)	4,100	106,667
Mitsubishi Nichiyu Forklift Co., Ltd.	10,200	65,358
Mitsuboshi Belting Ltd.	7,000	64,956
Mitsui Engineering & Shipbuilding Co., Ltd.	142,000	219,187
Miura Co., Ltd.	7,100	113,862
Morita Holdings Corp.	5,200	75,506
Nachi-Fujikoshi Corp.	48,000	245,535
Nippon Thompson Co., Ltd.	15,200	82,527
Nissei ASB Machine Co., Ltd.	2,600	64,772
Nitta Corp.	3,900	108,674
Noritake Co., Ltd.	2,300	58,847
NTN Corp.	109,000	541,919
Obara Group, Inc.	3,400	150,121
Oiles Corp.	5,500	101,283
OKUMA Corp.	27,000	282,527
OSG Corp.(a)	12,700	259,516
Ryobi Ltd.	21,000	91,214
Shibuya Corp.	2,500	67,868
Shima Seiki Manufacturing Ltd.(a)	4,400	165,449
Shinmaywa Industries Ltd.	14,000	133,555
Sodick Co., Ltd.	8,300	81,935
Star Micronics Co., Ltd.	11,900	182,296
Tadano Ltd.	22,800	265,792
Takeuchi Manufacturing Co., Ltd.	4,100	77,195
Takuma Co., Ltd.	6,800	66,456
THK Co., Ltd.	21,100	530,766
Tocalo Co., Ltd.	6,100	158,262
Toshiba Machine Co., Ltd.	39,000	158,198
Tsubaki Nakashima Co., Ltd.(a)	11,800	194,955
Tsubakimoto Chain Co.	32,000	266,499
Union Tool Co.	2,900	90,828
Yushin Precision Equipment Co., Ltd.(a)	3,400	89,035

Total Machinery		8,716,009
Marine – 0.6%
Iino Kaiun Kaisha Ltd.	23,900	104,454
Mitsui OSK Lines Ltd.	176,000	552,813

Total Marine		657,267
Media – 1.2%
Asahi Broadcasting Corp.	12,600	85,824
Daiichikosho Co., Ltd.	9,800	392,686
Intage Holdings, Inc.	3,100	55,640
Kadokawa Dwango	8,300	118,880
SKY Perfect JSAT Holdings, Inc.	64,200	270,789
Toei Co., Ltd.	6,000	51,207
Tv Tokyo Holdings Corp.	4,700	107,346
Wowow, Inc.	5,600	$193,987
Zenrin Co., Ltd.	3,900	82,844

Total Media		1,359,203
Metals & Mining – 3.0%
Aichi Steel Corp.	3,500	139,146
Alconix Corp.	5,000	82,698
Asahi Holdings, Inc.	9,600	173,512
Daido Steel Co., Ltd.	63,000	300,781
Dowa Holdings Co., Ltd.(a)	62,000	446,235
Godo Steel Ltd.	8,800	137,572
Mitsui Mining & Smelting Co., Ltd.	133,000	452,365
Nippon Denko Co., Ltd.	56,400	196,385
Nippon Light Metal Holdings Co., Ltd.	104,000	228,664
Nisshin Steel Co., Ltd.	25,032	328,878
Nittetsu Mining Co., Ltd.	2,100	113,452
Osaka Steel Co., Ltd.	6,500	117,423
Sanyo Special Steel Co., Ltd.	33,000	175,025
Toho Zinc Co., Ltd.(a)	10,000	48,999
Tokyo Rope Manufacturing Co., Ltd.(a)	5,300	80,144
Tokyo Tekko Co., Ltd.	19,000	77,923
UACJ Corp.	67,532	176,966
Yamato Kogyo Co., Ltd.	9,400	242,276

Total Metals & Mining		3,518,444
Multiline Retail – 0.8%
H2O Retailing Corp.(a)	19,000	305,214
Parco Co., Ltd.	15,600	166,738
Seria Co., Ltd.	1,892	81,501
Takashimaya Co., Ltd.	42,000	367,118

Total Multiline Retail		920,571
Oil, Gas & Consumable Fuels – 0.8%
BP Castrol K.K.	5,200	78,212
Cosmo Energy Holdings Co., Ltd.	17,600	301,994
Itochu Enex Co., Ltd.	22,400	184,941
Nippon Gas Co., Ltd.(a)	4,200	122,310
San-Ai Oil Co., Ltd.	14,800	125,248
Sinanen Holdings Co., Ltd.	3,100	58,701

Total Oil, Gas & Consumable Fuels		871,406
Paper & Forest Products – 0.8%
Chuetsu Pulp & Paper Co., Ltd.(a)	26,000	53,666
Daiken Corp.	5,800	107,276
Daio Paper Corp.(a)	9,600	122,595
Hokuetsu Kishu Paper Co., Ltd.(a)	24,100	167,833
Nippon Paper Industries Co., Ltd.(a)	25,500	458,144
Tokushu Tokai Paper Co., Ltd.	1,800	67,280

Total Paper & Forest Products		976,794
Personal Products – 0.7%
Artnature, Inc.	6,300	42,121
Ci:z Holdings Co., Ltd.	6,200	183,891
Fancl Corp.(a)	10,200	146,460
Mandom Corp.	2,700	126,483
Milbon Co., Ltd.	1,900	95,486
Noevir Holdings Co., Ltd.	6,500	268,913

Total Personal Products		863,354

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	135

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2017

Investments	Shares	Value
Pharmaceuticals – 2.0%
Fuji Pharma Co., Ltd.	3,000	$85,076
JCR Pharmaceuticals Co., Ltd.(a)	1,100	24,373
Kaken Pharmaceutical Co., Ltd.	7,800	440,294
KYORIN Holdings, Inc.	14,200	299,598
Mochida Pharmaceutical Co., Ltd.	2,600	192,731
Nichi-iko Pharmaceutical Co., Ltd.(a)	5,400	83,886
Rohto Pharmaceutical Co., Ltd.	9,100	170,354
Sawai Pharmaceutical Co., Ltd.(a)	3,900	210,697
Seikagaku Corp.	6,300	104,878
Torii Pharmaceutical Co., Ltd.	3,400	87,632
Towa Pharmaceutical Co., Ltd.	2,100	106,102
Tsumura & Co.	10,700	335,125
ZERIA Pharmaceutical Co., Ltd.	8,600	132,130

Total Pharmaceuticals		2,272,876
Professional Services – 1.5%
Altech Corp.	2,800	90,586
Benefit One, Inc.(a)	3,100	95,006
en-japan, Inc.	2,300	51,189
FULLCAST Holdings Co., Ltd.	5,400	53,016
Funai Soken Holdings, Inc.	5,860	103,548
Meitec Corp.	7,900	320,452
Nihon M&A Center, Inc.	3,700	120,201
Nomura Co., Ltd.	6,400	112,630
Pasco Corp.(a)	21,000	66,526
Tanseisha Co., Ltd.	5,200	45,873
TechnoPro Holdings, Inc.	9,800	377,735
Weathernews, Inc.	2,500	80,993
World Holdings Co., Ltd.(a)	3,500	73,185
Yumeshin Holdings Co., Ltd.(a)	27,100	197,480

Total Professional Services		1,788,420
Real Estate Management & Development – 1.7%
Airport Facilities Co., Ltd.	11,700	59,114
Daibiru Corp.	12,400	108,833
Daikyo, Inc.(a)	103,000	204,281
Goldcrest Co., Ltd.	6,300	113,019
Kenedix, Inc.	22,200	88,258
Leopalace21 Corp.	22,600	116,620
Nippon Commercial Development Co., Ltd.(a)	3,900	63,699
Open House Co., Ltd.	3,700	88,457
Raysum Co., Ltd.	11,400	105,376
Relo Group, Inc.(a)	7,480	123,917
SAMTY Co., Ltd.	5,600	55,683
Sumitomo Real Estate Sales Co., Ltd.	9,400	302,423
Sun Frontier Fudousan Co., Ltd.	8,100	70,511
Takara Leben Co., Ltd.(a)	16,200	72,110
TOC Co., Ltd.	10,000	82,294
Tokyo Tatemono Co., Ltd.	22,300	293,784
Tosei Corp.	3,200	21,021
Unizo Holdings Co., Ltd.(a)	2,100	51,770

Total Real Estate Management & Development		2,021,170
Road & Rail – 1.6%
Fukuyama Transporting Co., Ltd.(a)	28,000	$167,854
Hitachi Transport System Ltd.	12,600	261,543
Ichinen Holdings Co., Ltd.(a)	6,000	62,515
Maruzen Showa Unyu Co., Ltd.(a)	6,000	23,800
Nikkon Holdings Co., Ltd.	10,900	232,321
Nishi-Nippon Railroad Co., Ltd.	33,000	138,894
Sakai Moving Service Co., Ltd.	2,100	58,328
Sankyu, Inc.	37,000	224,132
Seino Holdings Co., Ltd.(a)	37,900	425,155
Senko Co., Ltd.(a)	26,100	167,941
Tonami Holdings Co., Ltd.	24,000	87,230

Total Road & Rail		1,849,713
Semiconductors & Semiconductor Equipment – 2.3%
Advantest Corp.(a)	24,200	451,728
Japan Material Co., Ltd.(a)	1,900	31,510
Lasertec Corp.	11,600	155,319
MegaChips Corp.(a)	5,292	144,850
Micronics Japan Co., Ltd.(a)	9,700	86,093
Mimasu Semiconductor Industry Co., Ltd.	7,300	115,563
SCREEN Holdings Co., Ltd.(a)	3,740	274,886
Shinko Electric Industries Co., Ltd.	37,000	248,039
Sumco Corp.	54,300	903,457
Tokyo Seimitsu Co., Ltd.	7,000	220,183

Total Semiconductors & Semiconductor Equipment		2,631,628
Software – 0.6%
Broadleaf Co., Ltd.	10,400	71,119
Capcom Co., Ltd.(a)	6,900	134,433
COLOPL, Inc.(a)	5,200	48,159
Fuji Soft, Inc.	2,400	61,125
Imagica Robot Holdings, Inc.(a)	11,400	76,014
Marvelous, Inc.(a)	14,200	111,123
MTI Ltd.	9,300	56,336
NSD Co., Ltd.	7,100	102,457
Systena Corp.	5,200	79,846

Total Software		740,612
Specialty Retail – 4.4%
Adastria Co., Ltd.	6,022	149,861
Alpen Co., Ltd.(a)	7,100	123,293
AOKI Holdings, Inc.	22,100	255,648
Aoyama Trading Co., Ltd.	15,700	538,221
Autobacs Seven Co., Ltd.(a)	24,300	360,259
Bic Camera, Inc.(a)	12,700	116,594
Chiyoda Co., Ltd.	9,600	224,945
DCM Holdings Co., Ltd.	26,900	247,925
EDION Corp.(a)	21,600	198,302
Geo Holdings Corp.(a)	8,300	91,022
Hard Off Corp. Co., Ltd.(a)	3,000	30,046
IDOM, Inc.(a)	9,000	57,022
Joshin Denki Co., Ltd.	7,000	71,363
K’s Holdings Corp.(a)	19,034	348,806
Keiyo Co., Ltd.(a)	14,700	75,063

See Notes to Financial Statements.

136	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2017

Investments	Shares	Value
Kohnan Shoji Co., Ltd.	5,700	$107,678
Komeri Co., Ltd.	4,100	101,295
Konaka Co., Ltd.	18,000	98,537
Nishimatsuya Chain Co., Ltd.	8,400	94,607
Nojima Corp.	5,200	66,173
PAL GROUP Holdings Co., Ltd.	5,000	121,152
Right On Co., Ltd.(a)	3,200	27,626
Sanrio Co., Ltd.(a)	23,857	437,832
Shimachu Co., Ltd.	11,900	289,517
T-Gaia Corp.	16,200	278,408
United Arrows Ltd.(a)	5,600	169,362
VT Holdings Co., Ltd.(a)	30,554	158,487
Xebio Holdings Co., Ltd.	8,700	134,759
Yellow Hat Ltd.	3,700	85,668

Total Specialty Retail		5,059,471
Technology Hardware, Storage & Peripherals – 0.8%
Elecom Co., Ltd.	5,700	108,496
Hitachi Maxell Ltd.(a)	8,700	158,572
MCJ Co., Ltd.	10,100	118,375
Riso Kagaku Corp.	12,200	213,607
Roland DG Corp.	3,500	105,223
Wacom Co., Ltd.(a)	52,300	188,680

Total Technology Hardware, Storage & Peripherals		892,953
Textiles, Apparel & Luxury Goods – 1.5%
Descente Ltd.	8,500	100,767
Fujibo Holdings, Inc.	2,300	63,470
Goldwin, Inc.	800	41,999
Gunze Ltd.	41,000	167,415
Japan Wool Textile Co., Ltd. (The)	19,100	150,668
Kurabo Industries Ltd.	51,000	112,133
Onward Holdings Co., Ltd.	37,639	257,727
Seiko Holdings Corp.(a)	55,000	224,087
Seiren Co., Ltd.	10,300	153,534
TASAKI & Co., Ltd.(a)	5,600	110,362
Wacoal Holdings Corp.	26,000	320,596
Yondoshi Holdings, Inc.	3,600	80,025

Total Textiles, Apparel & Luxury Goods		1,782,783
Trading Companies & Distributors – 2.6%
Advan Co., Ltd.	6,900	74,554
Daiichi Jitsugyo Co., Ltd.	11,000	68,805
Gecoss Corp.	5,900	57,396
Hanwa Co., Ltd.	40,000	283,945
Inaba Denki Sangyo Co., Ltd.	5,200	185,731
Inabata & Co., Ltd.	14,700	179,017
Iwatani Corp.	21,000	122,121
Japan Pulp & Paper Co., Ltd.	30,000	99,883
Kamei Corp.	7,100	78,882
Kanamoto Co., Ltd.	3,400	91,446
Kanematsu Corp.	62,000	111,281
Kuroda Electric Co., Ltd.	9,700	211,010
Mitsui Matsushima Co., Ltd.	5,100	65,220
Nagase & Co., Ltd.	21,400	297,868
Nippon Steel & Sumikin Bussan Corp.	7,996	335,828
Nishio Rent All Co., Ltd.	3,800	106,740
Onoken Co., Ltd.(a)	6,200	75,615
Sanyo Trading Co., Ltd.	4,200	66,224
Seika Corp.	19,000	$60,020
Trusco Nakayama Corp.	4,800	111,180
Yamazen Corp.	21,400	192,433
Yuasa Trading Co., Ltd.	6,600	182,725

Total Trading Companies & Distributors		3,057,924
Transportation Infrastructure – 0.5%
Kamigumi Co., Ltd.	24,000	207,197
Mitsubishi Logistics Corp.(a)	9,000	123,899
Nissin Corp.	21,000	70,107
Sumitomo Warehouse Co., Ltd. (The)	34,000	186,736

Total Transportation Infrastructure		587,939
TOTAL COMMON STOCKS (Cost: $102,763,794)		113,926,023
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.9%
United States – 12.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(b)
(Cost: $14,962,555)(c)	14,962,555	14,962,555
TOTAL INVESTMENTS IN SECURITIES – 111.5% (Cost: $117,726,349)		128,888,578
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (11.5)%		(13,328,031)

NET ASSETS – 100.0%		$115,560,547

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(c)

At March 31, 2017, the total market value of the Fund’s securities on loan was $17,235,823 and the total market value of the collateral held by the Fund was $18,166,886. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,204,331.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	JPY	7,500,000	USD	67,305	$(2)
4/5/2017	JPY	2,632,066,807	USD	23,559,917	(61,650)
4/5/2017	JPY	2,632,227,014	USD	23,559,917	(63,087)
4/5/2017	JPY	2,005,457,947	USD	17,950,414	(47,632)
4/5/2017	JPY	2,632,309,474	USD	23,559,917	(63,828)
4/5/2017	JPY	2,632,161,047	USD	23,559,917	(62,495)
4/5/2017	JPY	412,120,499	USD	3,739,669	41,081
4/5/2017	USD	24,345,247	JPY	2,712,742,182	343
4/5/2017	USD	24,345,247	JPY	2,712,773,831	627
4/5/2017	USD	24,345,247	JPY	2,712,722,706	168
4/5/2017	USD	18,548,763	JPY	2,066,935,032	1,011
4/5/2017	USD	24,345,247	JPY	2,712,703,230	(6)
5/8/2017	JPY	2,732,965,782	USD	24,555,434	(838)
5/8/2017	JPY	2,733,029,626	USD	24,555,434	(1,412)
5/8/2017	JPY	2,733,000,159	USD	24,555,434	(1,147)
5/8/2017	JPY	2,082,385,427	USD	18,708,906	(1,765)
5/8/2017	JPY	2,732,899,482	USD	24,555,434	(243)
					$(260,875)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	137

Schedule of Investments

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 98.9%
Japan – 98.9%
Aerospace & Defense – 0.1%
Jamco Corp.(a)	16,400	$364,265
Air Freight & Logistics – 0.4%
AIT Corp.	34,000	306,955
Konoike Transport Co., Ltd.	45,300	560,203
Maruwa Unyu Kikan Co., Ltd.(a)	5,900	135,547
Mitsui-Soko Holdings Co., Ltd.	198,000	589,931
SBS Holdings, Inc.	25,200	181,825
Shibusawa Warehouse Co., Ltd. (The)	30,000	95,306
Yusen Logistics Co., Ltd.	20,100	202,209

Total Air Freight & Logistics		2,071,976
Auto Components – 5.9%
Aisan Industry Co., Ltd.	71,000	597,030
Daido Metal Co., Ltd.	39,000	342,296
Daikyonishikawa Corp.	34,700	454,342
Eagle Industry Co., Ltd.	47,400	642,748
Exedy Corp.	31,225	891,102
FCC Co., Ltd.	33,900	675,992
G-Tekt Corp.	22,900	404,239
Imasen Electric Industrial	29,400	265,162
Kasai Kogyo Co., Ltd.	27,700	355,479
Keihin Corp.	40,821	668,932
KYB Corp.	159,400	829,687
Mitsuba Corp.	19,200	377,004
Musashi Seimitsu Industry Co., Ltd.	20,600	526,138
NHK Spring Co., Ltd.	196,000	2,161,752
Nifco, Inc.	31,686	1,589,561
Nissin Kogyo Co., Ltd.	66,300	1,187,605
Pacific Industrial Co., Ltd.	34,900	495,797
Sanden Holdings Corp.	199,963	663,971
Sanoh Industrial Co., Ltd.	83,000	620,470
Shoei Co., Ltd.	24,600	613,510
Tachi-S Co., Ltd.	11,600	230,792
Taiho Kogyo Co., Ltd.	30,000	447,456
Tokai Rika Co., Ltd.	93,658	1,885,263
Topre Corp.	28,100	730,555
Toyo Tire & Rubber Co., Ltd.	122,300	2,195,100
Toyoda Gosei Co., Ltd.	115,700	2,939,484
TPR Co., Ltd.	20,300	665,857
TS Tech Co., Ltd.	38,400	1,031,076
Unipres Corp.(a)	23,403	487,046
Yokohama Rubber Co., Ltd. (The)	162,400	3,175,712

Total Auto Components		28,151,158
Automobiles – 0.1%
Nissan Shatai Co., Ltd.	49,000	440,617
Banks – 9.7%
77 Bank Ltd. (The)	235,000	1,016,513
Akita Bank Ltd. (The)	161,000	501,364
Aomori Bank Ltd. (The)	201,622	691,193
Awa Bank Ltd. (The)	164,378	1,041,469
Bank of Iwate Ltd. (The)	13,700	$579,696
Bank of Kyoto Ltd. (The)	197,000	1,433,788
Bank of Nagoya Ltd. (The)(a)	18,869	679,033
Bank of Okinawa Ltd. (The)	18,480	706,496
Bank of Saga Ltd. (The)	149,448	409,061
Bank of the Ryukyus Ltd.	48,808	701,262
Chugoku Bank Ltd. (The)	117,500	1,708,247
Chukyo Bank Ltd. (The)	13,900	293,144
Daisan Bank Ltd. (The)	15,200	226,574
Daishi Bank Ltd. (The)	316,552	1,252,799
Ehime Bank Ltd. (The)(a)	28,199	344,421
Eighteenth Bank Ltd. (The)	165,046	531,737
Fukui Bank Ltd. (The)	117,671	278,786
Gunma Bank Ltd. (The)	416,200	2,170,082
Hachijuni Bank Ltd. (The)	497,300	2,807,159
Hiroshima Bank Ltd. (The)	554,000	2,351,629
Hokkoku Bank Ltd. (The)	285,621	1,084,247
Hokuetsu Bank Ltd. (The)	15,500	399,497
Hokuhoku Financial Group, Inc.	140,500	2,202,760
Hyakugo Bank Ltd. (The)	205,000	816,836
Hyakujushi Bank Ltd. (The)	291,000	981,926
Iyo Bank Ltd. (The)(a)	182,800	1,228,728
Jimoto Holdings, Inc.	381,400	646,905
Juroku Bank Ltd. (The)	271,000	873,095
Keiyo Bank Ltd. (The)	199,684	861,958
Kiyo Bank Ltd. (The)	62,790	961,319
Kyushu Financial Group, Inc.	78,000	476,694
Mebuki Financial Group, Inc.	287,600	1,148,542
Mie Bank Ltd. (The)	25,838	544,910
Minato Bank Ltd. (The)	20,200	375,068
Miyazaki Bank Ltd. (The)	163,000	501,741
Musashino Bank Ltd. (The)	10,000	296,150
Nanto Bank Ltd. (The)	19,700	720,430
Nishi-Nippon Financial Holdings, Inc.	136,700	1,365,405
North Pacific Bank Ltd.	523,415	1,982,241
Ogaki Kyoritsu Bank Ltd. (The)	239,423	711,200
San-In Godo Bank Ltd. (The)	123,100	985,419
Senshu Ikeda Holdings, Inc.	329,740	1,361,217
Shiga Bank Ltd. (The)	188,923	968,097
Shikoku Bank Ltd. (The)	256,000	668,545
Tochigi Bank Ltd. (The)	61,443	282,870
Toho Bank Ltd. (The)	200,000	752,042
Tokyo TY Financial Group, Inc.	17,600	526,752
TOMONY Holdings, Inc.	95,777	507,120
Towa Bank Ltd. (The)	348,000	368,518
Yamagata Bank Ltd. (The)(a)	136,000	591,941
Yamaguchi Financial Group, Inc.	124,000	1,343,157

Total Banks		46,259,783
Beverages – 0.3%
Sapporo Holdings Ltd.	32,298	872,449
Takara Holdings, Inc.	60,711	654,347

Total Beverages		1,526,796

See Notes to Financial Statements.

138	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2017

Investments	Shares	Value
Building Products – 1.7%
Aica Kogyo Co., Ltd.	41,115	$1,081,838
Bunka Shutter Co., Ltd.	45,100	348,075
Central Glass Co., Ltd.	112,933	480,393
Nichias Corp.	90,827	912,101
Nichiha Corp.	18,200	534,093
Nitto Boseki Co., Ltd.	141,996	705,966
Noritz Corp.	25,400	481,421
Okabe Co., Ltd.	26,200	237,947
Sanko Metal Industrial Co., Ltd.	8,400	232,559
Sankyo Tateyama, Inc.	20,300	302,414
Sanwa Holdings Corp.	161,766	1,512,700
Takara Standard Co., Ltd.	31,831	506,188
Takasago Thermal Engineering Co., Ltd.	57,572	809,098

Total Building Products		8,144,793
Capital Markets – 3.4%
GCA Corp.	19,000	161,303
Ichigo, Inc.(a)	98,500	288,172
Ichiyoshi Securities Co., Ltd.	109,088	821,366
kabu.com Securities Co., Ltd.	372,600	1,210,457
Kyokuto Securities Co., Ltd.	18,400	264,202
Marusan Securities Co., Ltd.(a)	137,300	1,131,126
Matsui Securities Co., Ltd.(a)	356,500	2,786,606
Monex Group, Inc.	367,994	881,759
Okasan Securities Group, Inc.	338,000	2,059,607
SBI Holdings, Inc.	266,000	3,704,855
Sparx Group Co., Ltd.(a)	153,000	289,716
Tokai Tokyo Financial Holdings, Inc.(a)	486,800	2,529,455

Total Capital Markets		16,128,624
Chemicals – 8.3%
Achilles Corp.	30,800	464,916
ADEKA Corp.	72,125	1,049,868
Arakawa Chemical Industries Ltd.	30,000	548,685
Chugoku Marine Paints Ltd.	57,600	427,490
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	58,714	396,766
Denka Co., Ltd.	367,000	1,903,670
DIC Corp.	83,200	3,068,761
Fujimi, Inc.(a)	22,400	449,086
Fuso Chemical Co., Ltd.	24,300	759,988
Ihara Chemical Industry Co., Ltd.	23,200	210,284
JSP Corp.	17,423	405,437
Kaneka Corp.	205,000	1,523,288
Kumiai Chemical Industry Co., Ltd.(a)	34,100	194,018
Kureha Corp.	12,864	565,102
Lintec Corp.	48,365	1,029,975
Mitsubishi Gas Chemical Co., Inc.	179,300	3,720,197
Nihon Parkerizing Co., Ltd.	66,500	821,179
Nippon Kayaku Co., Ltd.	151,000	2,046,217
Nippon Shokubai Co., Ltd.	27,000	1,836,669
Nippon Soda Co., Ltd.	108,091	596,572
Nippon Valqua Industries Ltd.	15,737	258,305
NOF Corp.	121,000	1,283,514
Okamoto Industries, Inc.(a)	36,436	$389,440
Osaka Soda Co., Ltd.	99,000	441,560
Riken Technos Corp.(a)	36,700	175,217
Sakata INX Corp.	44,500	612,209
Sanyo Chemical Industries Ltd.	14,235	597,224
Sekisui Plastics Co., Ltd.	67,000	467,791
Shikoku Chemicals Corp.	46,000	495,791
Showa Denko K.K.*	109,600	1,952,401
Sumitomo Bakelite Co., Ltd.	155,092	932,528
Sumitomo Seika Chemicals Co., Ltd.	12,900	548,160
T Hasegawa Co., Ltd.	14,400	273,190
Taiyo Holdings Co., Ltd.	23,791	1,038,708
Takiron Co., Ltd.	56,000	290,981
Toagosei Co., Ltd.	108,300	1,234,327
Tokai Carbon Co., Ltd.	172,600	751,243
Toyo Ink SC Holdings Co., Ltd.	257,512	1,238,683
Toyobo Co., Ltd.	479,531	830,562
Ube Industries Ltd.	751,930	1,693,749
Yushiro Chemical Industry Co., Ltd.	19,200	236,920
Zeon Corp.	135,000	1,539,846

Total Chemicals		39,300,517
Commercial Services & Supplies – 1.5%
Aeon Delight Co., Ltd.	29,000	909,585
Bell System24 Holdings, Inc.(a)	52,000	450,794
Daiseki Co., Ltd.	14,107	287,381
Itoki Corp.	31,400	197,818
Kokuyo Co., Ltd.	48,303	622,048
Kyodo Printing Co., Ltd.	86,049	279,545
Matsuda Sangyo Co., Ltd.	14,800	197,900
Mitsubishi Pencil Co., Ltd.	3,700	185,282
NAC Co., Ltd.	36,500	317,078
Nippon Air Conditioning Services Co., Ltd.	54,300	326,492
Nippon Parking Development Co., Ltd.	282,600	375,346
Nissha Printing Co., Ltd.(a)	16,600	392,989
Okamura Corp.	82,076	728,468
Pilot Corp.	5,200	212,564
Relia, Inc.	45,900	451,050
Sato Holdings Corp.	24,838	528,724
Toppan Forms Co., Ltd.	62,500	611,370

Total Commercial Services & Supplies		7,074,434
Communications Equipment – 0.4%
Hitachi Kokusai Electric, Inc.	73,248	1,676,888
Japan Radio Co., Ltd.	21,800	270,568

Total Communications Equipment		1,947,456
Construction & Engineering – 4.9%
Asunaro Aoki Construction Co., Ltd.	65,100	470,884
COMSYS Holdings Corp.	77,300	1,379,787
Fudo Tetra Corp.	76,900	132,503
Hazama Ando Corp.	86,900	584,116
Kandenko Co., Ltd.	106,138	947,746
Kinden Corp.	132,900	1,853,420
Kitano Construction Corp.	48,651	132,292
Kumagai Gumi Co., Ltd.	112,000	291,483

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	139

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2017

Investments	Shares	Value
Kyowa Exeo Corp.	85,066	$1,229,842
Kyudenko Corp.(a)	26,390	718,780
Maeda Corp.	60,087	531,686
Maeda Road Construction Co., Ltd.	80,694	1,424,438
Meisei Industrial Co., Ltd.	45,700	262,889
Mirait Holdings Corp.(a)	50,900	499,270
NDS Co., Ltd.	6,300	163,959
Nichireki Co., Ltd.	40,700	332,014
Nippo Corp.	55,358	1,048,737
Nippon Densetsu Kogyo Co., Ltd.	22,200	399,851
Nippon Koei Co., Ltd.	15,300	400,796
Nishimatsu Construction Co., Ltd.	256,037	1,259,161
Obayashi Road Corp.	32,600	194,260
Okumura Corp.	205,853	1,248,825
OSJB Holdings Corp.(a)	62,800	155,549
Penta-Ocean Construction Co., Ltd.	67,093	323,935
Raito Kogyo Co., Ltd.	26,900	273,273
Shinnihon Corp.	31,200	250,317
SHO-BOND Holdings Co., Ltd.	12,000	527,147
Sumitomo Mitsui Construction Co., Ltd.	456,000	495,163
Taikisha Ltd.	31,365	766,744
Toa Corp.*	16,700	302,587
Toda Corp.	196,549	1,181,799
Toenec Corp.	43,000	214,556
Tokyo Energy & Systems, Inc.	21,000	180,544
Tokyu Construction Co., Ltd.	67,600	530,827
Toshiba Plant Systems & Services Corp.	56,900	829,781
Totetsu Kogyo Co., Ltd.(a)	14,079	403,683
Toyo Construction Co., Ltd.	43,900	157,588
Toyo Engineering Corp.*(a)	82,554	206,700
Yahagi Construction Co., Ltd.	36,500	321,991
Yokogawa Bridge Holdings Corp.	11,900	137,764
Yurtec Corp.	53,000	364,336

Total Construction & Engineering		23,131,023
Construction Materials – 0.3%
Shinagawa Refractories Co., Ltd.	112,000	304,550
Sumitomo Osaka Cement Co., Ltd.	224,404	932,415

Total Construction Materials		1,236,965
Consumer Finance – 0.2%
J Trust Co., Ltd.(a)	54,500	458,772
Pocket Card Co., Ltd.	46,800	255,357

Total Consumer Finance		714,129
Containers & Packaging – 0.5%
FP Corp.	18,300	850,704
Fuji Seal International, Inc.	26,410	570,720
Nihon Yamamura Glass Co., Ltd.	95,000	168,806
Rengo Co., Ltd.	158,400	914,037

Total Containers & Packaging		2,504,267
Distributors – 0.5%
Doshisha Co., Ltd.	26,600	491,992
Happinet Corp.	23,400	361,825
Paltac Corp.	45,357	1,261,839

Total Distributors		2,115,656
Diversified Consumer Services – 1.0%
Benesse Holdings, Inc.(a)	107,900	$3,369,757
Meiko Network Japan Co., Ltd.	24,586	269,623
Studio Alice Co., Ltd.	12,060	247,737
Tokyo Individualized Educational Institute, Inc.(a)	48,300	688,328

Total Diversified Consumer Services		4,575,445
Diversified Financial Services – 0.3%
Financial Products Group Co., Ltd.(a)	48,900	433,135
IBJ Leasing Co., Ltd.	48,400	1,032,024

Total Diversified Financial Services		1,465,159
Electric Utilities – 0.9%
Hokkaido Electric Power Co., Inc.	36,500	275,806
Hokuriku Electric Power Co.(a)	236,500	2,292,201
Okinawa Electric Power Co., Inc. (The)	15,900	377,559
Shikoku Electric Power Co., Inc.(a)	116,300	1,276,451

Total Electric Utilities		4,222,017
Electrical Equipment – 1.7%
Chiyoda Integre Co., Ltd.	23,400	500,004
Daihen Corp.	79,000	513,291
Denyo Co., Ltd.	26,300	397,462
Endo Lighting Corp.(a)	29,300	233,232
Fujikura Ltd.	156,115	1,122,212
Furukawa Electric Co., Ltd.	28,900	1,037,423
GS Yuasa Corp.	255,000	1,187,696
Idec Corp.	42,436	462,710
Nippon Carbon Co., Ltd.(a)	115,000	344,701
Nissin Electric Co., Ltd.	36,365	419,684
Sanyo Denki Co., Ltd.	87,000	648,811
Sinfonia Technology Co., Ltd.	113,000	329,579
Takaoka Toko Co., Ltd.(a)	19,200	350,297
Tatsuta Electric Wire and Cable Co., Ltd.	134,500	610,760

Total Electrical Equipment		8,157,862
Electronic Equipment, Instruments & Components – 5.8%
Ai Holdings Corp.(a)	21,100	500,848
Amano Corp.	62,735	1,251,547
Anritsu Corp.	130,600	986,855
Azbil Corp.	55,554	1,864,596
Canon Electronics, Inc.	56,900	921,185
Citizen Watch Co., Ltd.	286,500	1,835,780
CONEXIO Corp.	57,300	877,266
Daiwabo Holdings Co., Ltd.	192,396	566,328
Dexerials Corp.	131,800	1,301,086
Hagiwara Electric Co., Ltd.	8,800	170,424
Hakuto Co., Ltd.	22,634	209,420
Horiba Ltd.	20,300	1,087,598
Ibiden Co., Ltd.(a)	117,600	1,830,013
Iriso Electronics Co., Ltd.(a)	3,800	243,489
Japan Aviation Electronics Industry Ltd.	49,000	628,386
Kaga Electronics Co., Ltd.	34,100	604,699
Koa Corp.	42,947	565,406
Kyosan Electric Manufacturing Co., Ltd.	40,000	154,357
Macnica Fuji Electronics Holdings, Inc.	68,400	969,251

See Notes to Financial Statements.

140	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2017

Investments	Shares	Value
Marubun Corp.	52,700	$337,681
Nippon Electric Glass Co., Ltd.	449,000	2,711,810
Nippon Signal Co., Ltd.	41,800	375,499
Nohmi Bosai Ltd.	34,491	473,272
Oki Electric Industry Co., Ltd.(a)	77,100	1,108,447
Optex Group Co., Ltd.	3,200	87,158
Ryoden Corp.	41,723	274,459
Ryosan Co., Ltd.	55,500	1,668,536
Sanshin Electronics Co., Ltd.	32,800	374,125
Satori Electric Co., Ltd.	17,300	125,911
Shinko Shoji Co., Ltd.	9,900	107,947
Siix Corp.(a)	10,600	426,169
Sumida Corp.	20,500	305,394
Tabuchi Electric Co., Ltd.	76,000	229,848
Taiyo Yuden Co., Ltd.(a)	48,800	615,748
Tamura Corp.	48,000	212,797
Topcon Corp.	57,900	1,035,061
UKC Holdings Corp.	20,100	368,701
Vitec Holdings Co., Ltd.	19,800	239,882

Total Electronic Equipment, Instruments & Components		27,646,979
Energy Equipment & Services – 0.2%
Modec, Inc.	23,204	492,900
Shinko Plantech Co., Ltd.	42,000	319,250
Toyo Kanetsu K.K.(a)	126,000	333,573

Total Energy Equipment & Services		1,145,723
Food & Staples Retailing – 1.8%
Ain Holdings, Inc.	6,600	444,817
Arcs Co., Ltd.	32,994	788,504
Axial Retailing, Inc.	7,900	300,601
Cawachi Ltd.	18,500	499,731
Cocokara fine, Inc.	9,500	411,357
Create SD Holdings Co., Ltd.	11,900	282,789
Heiwado Co., Ltd.	26,363	639,261
Kato Sangyo Co., Ltd.	22,216	569,406
Kobe Bussan Co., Ltd.(a)	18,600	717,760
Life Corp.	14,400	420,641
Ministop Co., Ltd.	22,700	426,376
Mitsubishi Shokuhin Co., Ltd.	25,000	774,029
Nihon Chouzai Co., Ltd.	3,400	115,490
Qol Co., Ltd.	24,800	366,113
San-A Co., Ltd.	10,600	481,343
Sogo Medical Co., Ltd.	5,000	188,010
United Super Markets Holdings, Inc.(a)	34,800	317,925
Valor Holdings Co., Ltd.	23,391	551,451
Yaoko Co., Ltd.	8,800	334,057

Total Food & Staples Retailing		8,629,661
Food Products – 2.4%
Ariake Japan Co., Ltd.	10,328	649,729
Feed One Co., Ltd.	258,700	459,684
Fuji Oil Holdings, Inc.	41,200	963,909
Fujicco Co., Ltd.	19,100	435,548
Hokuto Corp.	22,191	399,689
J-Oil Mills, Inc.	12,998	489,918
Kameda Seika Co., Ltd.(a)	4,300	$188,316
Marudai Food Co., Ltd.	82,000	358,377
Maruha Nichiro Corp.(a)	19,832	599,783
Megmilk Snow Brand Co., Ltd.	17,700	486,857
Mitsui Sugar Co., Ltd.	21,198	515,349
Morinaga & Co., Ltd.	18,087	801,847
Morinaga Milk Industry Co., Ltd.	83,411	618,303
Nichirei Corp.	55,148	1,362,987
Nippon Flour Mills Co., Ltd.	50,983	752,186
Nippon Suisan Kaisha Ltd.	66,900	333,209
Nisshin Oillio Group Ltd. (The)	115,000	654,312
S Foods, Inc.(a)	16,600	482,671
Sakata Seed Corp.	10,600	331,518
Showa Sangyo Co., Ltd.(a)	128,000	675,437

Total Food Products		11,559,629
Gas Utilities – 0.1%
Saibu Gas Co., Ltd.	177,000	406,641
Shizuoka Gas Co., Ltd.	25,592	173,400

Total Gas Utilities		580,041
Health Care Equipment & Supplies – 1.4%
Eiken Chemical Co., Ltd.	12,335	341,501
Hogy Medical Co., Ltd.	10,000	629,094
Jeol Ltd.	45,000	239,074
Mani, Inc.	16,900	397,513
Nagaileben Co., Ltd.	31,826	656,627
Nakanishi, Inc.	11,500	447,905
Nihon Kohden Corp.	32,500	725,949
Nikkiso Co., Ltd.	46,200	528,628
Nipro Corp.	141,400	1,992,264
Paramount Bed Holdings Co., Ltd.	13,521	541,180

Total Health Care Equipment & Supplies		6,499,735
Health Care Providers & Services – 1.0%
As One Corp.	12,800	553,675
BML, Inc.	19,900	437,718
Japan Lifeline Co., Ltd.(a)	6,800	130,349
Miraca Holdings, Inc.	39,900	1,833,330
NichiiGakkan Co., Ltd.(a)	83,000	628,664
Ship Healthcare Holdings, Inc.	27,107	720,307
Toho Holdings Co., Ltd.	24,100	503,931

Total Health Care Providers & Services		4,807,974
Hotels, Restaurants & Leisure – 2.5%
Create Restaurants Holdings, Inc.(a)	31,300	277,523
Doutor Nichires Holdings Co., Ltd.	29,453	575,950
Fuji Kyuko Co., Ltd.(a)	27,402	242,715
Hiramatsu, Inc.(a)	24,200	144,857
HIS Co., Ltd.(a)	15,100	352,329
Ichibanya Co., Ltd.(a)	16,536	546,105
KFC Holdings Japan Ltd.(a)	22,200	389,491
Kyoritsu Maintenance Co., Ltd.(a)	8,700	258,822
MOS Food Services, Inc.(a)	12,400	361,106
Ohsho Food Service Corp.	19,300	712,730
Plenus Co., Ltd.(a)	39,868	882,298

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	141

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2017

Investments	Shares	Value
Resorttrust, Inc.	57,208	$1,006,261
Round One Corp.	71,837	570,544
Royal Holdings Co., Ltd.	14,100	284,581
Saizeriya Co., Ltd.	19,100	479,600
SFP Dining Co., Ltd.(a)	22,900	290,591
Skylark Co., Ltd.(a)	147,800	2,163,347
St. Marc Holdings Co., Ltd.	16,100	472,467
Tokyo Dome Corp.	58,200	540,059
Tokyotokeiba Co., Ltd.	111,424	257,986
Toridoll Holdings Corp.	8,500	184,524
Yoshinoya Holdings Co., Ltd.(a)	26,300	382,121
Zensho Holdings Co., Ltd.(a)	17,600	294,571

Total Hotels, Restaurants & Leisure		11,670,578
Household Durables – 2.0%
Alpine Electronics, Inc.	52,600	755,745
Chofu Seisakusho Co., Ltd.	14,700	343,391
Clarion Co., Ltd.	109,000	448,991
Cleanup Corp.	23,200	170,726
Foster Electric Co., Ltd.	17,100	292,801
France Bed Holdings Co., Ltd.	46,800	388,915
Fujitsu General Ltd.	38,000	750,247
JVC Kenwood Corp.(a)	100,800	262,335
Misawa Homes Co., Ltd.	26,400	246,397
Mitsui Home Co., Ltd.	30,000	167,459
Nissei Build Kogyo Co., Ltd.(a)	56,000	276,909
PanaHome Corp.(a)	115,177	1,054,299
Pressance Corp.(a)	31,200	375,195
Sangetsu Corp.	56,700	946,951
Starts Corp., Inc.	34,200	713,280
Sumitomo Forestry Co., Ltd.	83,900	1,272,467
Tamron Co., Ltd.	28,966	523,275
TOA Corp.	20,152	174,700
Zojirushi Corp.(a)	23,500	340,595

Total Household Durables		9,504,678
Household Products – 0.2%
Earth Chemical Co., Ltd.	16,000	857,220
Independent Power & Renewable Electricity Producers – 0.1%
West Holdings Corp.(a)	56,800	423,591
Industrial Conglomerates – 0.4%
Nisshinbo Holdings, Inc.	134,100	1,339,435
TOKAI Holdings Corp.(a)	98,100	753,600

Total Industrial Conglomerates		2,093,035
Internet & Catalog Retail – 0.2%
ASKUL Corp.(a)	15,265	447,278
Belluna Co., Ltd.	66,084	494,014

Total Internet & Catalog Retail		941,292
Internet Software & Services – 0.7%
COOKPAD, Inc.(a)	20,400	172,090
Dip Corp.(a)	14,000	305,178
F@N Communications, Inc.	37,700	281,151
GMO Internet, Inc.	95,772	1,131,077
Gree, Inc.	89,000	559,894
Gurunavi, Inc.	17,700	$370,107
Infomart Corp.(a)	43,900	250,565
Internet Initiative Japan, Inc.	13,900	250,607

Total Internet Software & Services		3,320,669
IT Services – 2.1%
DTS Corp.	18,291	456,003
Future Corp.	42,900	338,796
GMO Payment Gateway, Inc.(a)	2,000	99,614
Information Services International-Dentsu Ltd.	20,200	456,644
Itochu Techno-Solutions Corp.	96,800	2,840,671
Japan Asia Group Ltd.(a)	72,600	256,051
NEC Networks & System Integration Corp.	51,079	986,925
NET One Systems Co., Ltd.	117,258	950,229
Nihon Unisys Ltd.	63,400	864,830
NS Solutions Corp.	67,880	1,465,667
TIS, Inc.	33,900	861,571
Transcosmos, Inc.	24,800	582,220

Total IT Services		10,159,221
Leisure Products – 0.9%
Daikoku Denki Co., Ltd.(a)	18,300	273,276
Fields Corp.(a)	34,100	353,761
Furyu Corp.(a)	27,300	350,346
Heiwa Corp.	101,300	2,516,364
Mizuno Corp.	88,616	456,480
Tomy Co., Ltd.	38,200	381,554

Total Leisure Products		4,331,781
Life Sciences Tools & Services – 0.0%
EPS Holdings, Inc.	14,500	203,518
Machinery – 7.5%
Aichi Corp.	30,100	231,227
Aida Engineering Ltd.	62,700	555,933
Alinco, Inc.	19,800	171,471
Anest Iwata Corp.	36,500	332,146
Asahi Diamond Industrial Co., Ltd.	29,500	216,028
Bando Chemical Industries Ltd.	33,193	294,307
CKD Corp.	41,841	528,692
Daifuku Co., Ltd.	45,604	1,135,700
DMG Mori Co., Ltd.	68,700	1,070,297
Ebara Corp.	53,600	1,748,506
Fujitec Co., Ltd.(a)	85,961	942,693
Furukawa Co., Ltd.	329,000	605,268
Giken Ltd.(a)	9,500	183,555
Glory Ltd.	14,600	478,237
Harmonic Drive Systems, Inc.(a)	14,100	443,512
Hitachi Zosen Corp.	109,400	622,450
Hokuetsu Industries Co., Ltd.	43,518	398,352
Japan Steel Works Ltd. (The)	18,704	301,130
Juki Corp.	26,800	315,308
Kato Works Co., Ltd.	22,200	549,073
Kitagawa Iron Works Co., Ltd.	14,700	289,304
Kito Corp.	19,000	202,567
Kitz Corp.	87,189	580,582

See Notes to Financial Statements.

142	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2017

Investments	Shares	Value
Kyokuto Kaihatsu Kogyo Co., Ltd.	22,980	$381,110
Makino Milling Machine Co., Ltd.	62,578	541,934
Max Co., Ltd.	41,000	544,557
Meidensha Corp.	99,000	350,938
METAWATER Co., Ltd.(a)	13,700	356,424
Mitsubishi Nichiyu Forklift Co., Ltd.	41,000	262,712
Mitsuboshi Belting Ltd.	44,092	409,146
Mitsui Engineering & Shipbuilding Co., Ltd.	565,404	872,741
Miura Co., Ltd.	30,100	482,713
Morita Holdings Corp.	26,205	380,505
Nachi-Fujikoshi Corp.	190,000	971,911
Nissei ASB Machine Co., Ltd.	10,200	254,107
Nitta Corp.	14,600	406,829
Noritake Co., Ltd.	13,700	350,522
NTN Corp.	452,000	2,247,222
Obara Group, Inc.	16,179	714,356
Oiles Corp.	25,500	469,586
OKUMA Corp.	104,852	1,097,168
OSG Corp.(a)	62,100	1,268,973
Ryobi Ltd.	96,000	416,979
Shibuya Corp.	16,200	439,783
Shima Seiki Manufacturing Ltd.(a)	16,200	609,154
Shinmaywa Industries Ltd.	55,685	531,214
Sodick Co., Ltd.	33,500	330,701
Star Micronics Co., Ltd.	61,334	939,578
Tadano Ltd.	79,900	931,438
Takeuchi Manufacturing Co., Ltd.	20,200	380,325
Takuma Co., Ltd.	18,500	180,800
THK Co., Ltd.	86,100	2,165,829
Tocalo Co., Ltd.	13,900	360,629
Toshiba Machine Co., Ltd.	166,806	676,625
Tsubaki Nakashima Co., Ltd.(a)	45,400	750,080
Tsubakimoto Chain Co.	115,228	959,630
Union Tool Co.	14,900	466,670
YAMABIKO Corp.	48,700	569,907
Yushin Precision Equipment Co., Ltd.(a)	15,800	413,752

Total Machinery		35,682,886
Marine – 0.6%
Iino Kaiun Kaisha Ltd.	128,900	563,352
Japan Transcity Corp.	31,000	129,920
Mitsui OSK Lines Ltd.	719,000	2,258,368

Total Marine		2,951,640
Media – 1.4%
Asahi Broadcasting Corp.	30,600	208,430
Avex Group Holdings, Inc.	48,999	707,524
Daiichikosho Co., Ltd.	40,400	1,618,828
Intage Holdings, Inc.	10,800	193,844
Kadokawa Dwango	26,200	375,260
Shochiku Co., Ltd.(a)	27,000	317,661
SKY Perfect JSAT Holdings, Inc.	252,400	1,064,597
Toei Co., Ltd.	47,313	403,793
Tv Tokyo Holdings Corp.	18,900	431,666
Wowow, Inc.	24,900	862,550
Zenrin Co., Ltd.	20,087	426,689

Total Media		6,610,842
Metals & Mining – 3.2%
Aichi Steel Corp.	13,400	$532,729
Alconix Corp.	12,200	201,782
Asahi Holdings, Inc.	38,300	692,239
Daido Steel Co., Ltd.	284,000	1,355,901
Dowa Holdings Co., Ltd.(a)	251,000	1,806,533
Kyoei Steel Ltd.	43,214	770,972
Mitsui Mining & Smelting Co., Ltd.	504,000	1,714,224
Nippon Denko Co., Ltd.	238,941	831,994
Nippon Light Metal Holdings Co., Ltd.	440,200	967,863
Nisshin Steel Co., Ltd.	89,028	1,169,676
Nittetsu Mining Co., Ltd.	9,600	518,640
Osaka Steel Co., Ltd.	29,400	531,116
Sanyo Special Steel Co., Ltd.	122,000	647,061
Toho Zinc Co., Ltd.	73,967	362,434
Tokyo Rope Manufacturing Co., Ltd.(a)	17,000	257,067
Tokyo Steel Manufacturing Co., Ltd.	39,200	328,924
Tokyo Tekko Co., Ltd.	87,000	356,807
Topy Industries Ltd.	26,700	708,773
UACJ Corp.	278,632	730,149
Yamato Kogyo Co., Ltd.	31,800	819,614

Total Metals & Mining		15,304,498
Multiline Retail – 0.8%
H2O Retailing Corp.	42,200	677,897
Parco Co., Ltd.	76,900	821,932
Seria Co., Ltd.	10,100	435,071
Takashimaya Co., Ltd.	198,000	1,730,701

Total Multiline Retail		3,665,601
Oil, Gas & Consumable Fuels – 0.7%
BP Castrol K.K.	19,400	291,792
Cosmo Energy Holdings Co., Ltd.	70,900	1,216,556
Itochu Enex Co., Ltd.	89,481	738,782
Nippon Gas Co., Ltd.(a)	16,600	483,416
San-Ai Oil Co., Ltd.	57,716	488,434
Sinanen Holdings Co., Ltd.	13,754	260,441

Total Oil, Gas & Consumable Fuels		3,479,421
Paper & Forest Products – 0.8%
Chuetsu Pulp & Paper Co., Ltd.(a)	85,000	175,446
Daiken Corp.	20,000	369,918
Daio Paper Corp.(a)	36,478	465,837
Hokuetsu Kishu Paper Co., Ltd.	111,332	775,318
Nippon Paper Industries Co., Ltd.(a)	101,000	1,814,610
Tokushu Tokai Paper Co., Ltd.	10,500	392,466

Total Paper & Forest Products		3,993,595
Personal Products – 0.8%
Artnature, Inc.	30,900	206,592
Ci:z Holdings Co., Ltd.	22,300	661,415
Fancl Corp.(a)	41,000	588,711
Mandom Corp.	12,353	578,683
Milbon Co., Ltd.	8,700	437,225
Noevir Holdings Co., Ltd.	27,800	1,150,121

Total Personal Products		3,622,747

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	143

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2017

Investments	Shares	Value
Pharmaceuticals – 1.9%
Fuji Pharma Co., Ltd.	11,000	$311,945
JCR Pharmaceuticals Co., Ltd.(a)	4,700	104,140
Kaken Pharmaceutical Co., Ltd.	31,400	1,772,467
KYORIN Holdings, Inc.	51,985	1,096,803
Mochida Pharmaceutical Co., Ltd.	10,411	771,739
Nichi-iko Pharmaceutical Co., Ltd.(a)	19,700	306,028
Rohto Pharmaceutical Co., Ltd.	34,600	647,721
Sawai Pharmaceutical Co., Ltd.(a)	16,424	887,306
Seikagaku Corp.	24,000	399,533
Torii Pharmaceutical Co., Ltd.	13,300	342,795
Towa Pharmaceutical Co., Ltd.	7,900	399,147
Tsumura & Co.	44,700	1,400,009
ZERIA Pharmaceutical Co., Ltd.	31,600	485,499

Total Pharmaceuticals		8,925,132
Professional Services – 1.5%
Altech Corp.	10,700	346,168
Benefit One, Inc.(a)	10,600	324,859
en-japan, Inc.	10,300	229,238
FULLCAST Holdings Co., Ltd.	26,700	262,136
Funai Soken Holdings, Inc.	24,940	440,697
Meitec Corp.	31,400	1,273,696
Nihon M&A Center, Inc.	18,832	611,791
Nomura Co., Ltd.	30,000	527,955
Pasco Corp.(a)	44,000	139,388
Tanseisha Co., Ltd.	12,500	110,271
TechnoPro Holdings, Inc.	38,200	1,472,395
Weathernews, Inc.	8,300	268,895
World Holdings Co., Ltd.(a)	12,200	255,102
Yumeshin Holdings Co., Ltd.(a)	98,800	719,964

Total Professional Services		6,982,555
Real Estate Management & Development – 1.7%
Airport Facilities Co., Ltd.	48,819	246,658
Daibiru Corp.	34,000	298,412
Daikyo, Inc.(a)	348,000	690,191
Goldcrest Co., Ltd.	22,300	400,051
Heiwa Real Estate Co., Ltd.	19,768	279,232
Kenedix, Inc.	60,000	238,535
Leopalace21 Corp.	73,400	378,758
Nippon Commercial Development Co., Ltd.(a)	18,800	307,063
Open House Co., Ltd.	20,000	478,148
Raysum Co., Ltd.	44,000	406,713
Relo Group, Inc.(a)	42,560	705,068
Sumitomo Real Estate Sales Co., Ltd.	42,100	1,354,469
Takara Leben Co., Ltd.(a)	61,600	274,195
TOC Co., Ltd.	42,900	353,040
Tokyo Tatemono Co., Ltd.	98,200	1,293,706
Unizo Holdings Co., Ltd.(a)	11,000	271,175

Total Real Estate Management & Development		7,975,414
Road & Rail – 1.6%
Fukuyama Transporting Co., Ltd.(a)	108,059	647,792
Hitachi Transport System Ltd.	45,500	944,463
Ichinen Holdings Co., Ltd.	25,500	265,687
Maruzen Showa Unyu Co., Ltd.(a)	51,000	$202,297
Nikkon Holdings Co., Ltd.	51,060	1,088,284
Nishi-Nippon Railroad Co., Ltd.	129,000	542,951
Sakai Moving Service Co., Ltd.	5,400	149,986
Sankyu, Inc.	182,532	1,105,708
Seino Holdings Co., Ltd.(a)	159,960	1,794,400
Senko Co., Ltd.	89,256	574,321
Tonami Holdings Co., Ltd.	89,000	323,477

Total Road & Rail		7,639,366
Semiconductors & Semiconductor Equipment – 2.2%
Advantest Corp.(a)	95,000	1,773,310
Lasertec Corp.	39,700	531,566
MegaChips Corp.(a)	19,700	539,217
Micronics Japan Co., Ltd.(a)	40,300	357,684
Mimasu Semiconductor Industry Co., Ltd.	20,227	320,205
SCREEN Holdings Co., Ltd.(a)	14,200	1,043,687
Shindengen Electric Manufacturing Co., Ltd.	57,000	238,374
Shinko Electric Industries Co., Ltd.	134,253	900,000
Sumco Corp.	221,800	3,690,363
Tokyo Seimitsu Co., Ltd.	28,500	896,460

Total Semiconductors & Semiconductor Equipment		10,290,866
Software – 0.7%
Broadleaf Co., Ltd.	37,500	256,439
Capcom Co., Ltd.(a)	32,513	633,454
COLOPL, Inc.(a)	11,800	109,285
Fuji Soft, Inc.	14,800	376,940
Imagica Robot Holdings, Inc.(a)	30,900	206,037
Marvelous, Inc.(a)	48,600	380,321
MTI Ltd.	32,700	198,084
NSD Co., Ltd.	41,600	600,312
Systena Corp.	22,200	340,879

Total Software		3,101,751
Specialty Retail – 4.4%
Adastria Co., Ltd.	23,900	594,765
Alpen Co., Ltd.(a)	33,800	586,942
AOKI Holdings, Inc.	79,754	922,578
Aoyama Trading Co., Ltd.	63,000	2,159,742
Arcland Sakamoto Co., Ltd.	24,416	293,176
Autobacs Seven Co., Ltd.	87,400	1,295,744
Bic Camera, Inc.(a)	45,700	419,556
Chiyoda Co., Ltd.	34,591	810,528
DCM Holdings Co., Ltd.	105,445	971,839
EDION Corp.(a)	87,139	799,993
Geo Holdings Corp.(a)	46,700	512,137
Gfoot Co., Ltd.	12,600	84,241
Hard Off Corp. Co., Ltd.(a)	14,200	142,217
Honeys Holdings Co., Ltd.	9,000	89,895
IDOM, Inc.(a)	38,460	243,675
Joshin Denki Co., Ltd.	32,000	326,232
K’s Holdings Corp.(a)	71,948	1,318,476
Kohnan Shoji Co., Ltd.	26,900	508,162
Komeri Co., Ltd.	20,637	509,860
Konaka Co., Ltd.	23,200	127,004

See Notes to Financial Statements.

144	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2017

Investments	Shares	Value
Kyoto Kimono Yuzen Co., Ltd.(a)	36,300	$311,106
Nishimatsuya Chain Co., Ltd.	40,000	450,507
Nojima Corp.	19,500	248,147
PAL GROUP Holdings Co., Ltd.	19,600	474,917
Sac’s Bar Holdings, Inc.	36,500	414,363
Sanrio Co., Ltd.(a)	90,642	1,663,492
Shimachu Co., Ltd.	43,464	1,057,443
T-Gaia Corp.	68,300	1,173,782
United Arrows Ltd.(a)	20,629	623,887
VT Holdings Co., Ltd.	130,500	676,918
Xebio Holdings Co., Ltd.	43,200	669,148
Yellow Hat Ltd.	14,000	324,150

Total Specialty Retail		20,804,622
Technology Hardware, Storage & Peripherals – 0.7%
Elecom Co., Ltd.	24,600	468,246
Hitachi Maxell Ltd.(a)	30,500	555,914
MCJ Co., Ltd.	32,700	383,256
Riso Kagaku Corp.	53,800	941,971
Roland DG Corp.	9,000	270,573
Wacom Co., Ltd.(a)	204,511	737,803

Total Technology Hardware, Storage & Peripherals		3,357,763
Textiles, Apparel & Luxury Goods – 1.5%
Descente Ltd.	30,753	364,576
Fujibo Holdings, Inc.	8,900	245,603
Goldwin, Inc.	4,900	257,247
Gunze Ltd.	168,834	689,397
Japan Wool Textile Co., Ltd. (The)	95,225	751,169
Kurabo Industries Ltd.	139,766	307,302
Onward Holdings Co., Ltd.	146,433	1,002,678
Seiko Holdings Corp.(a)	156,000	635,592
Seiren Co., Ltd.	41,111	612,809
TASAKI & Co., Ltd.(a)	20,100	396,119
Wacoal Holdings Corp.	110,000	1,356,367
Yondoshi Holdings, Inc.	14,100	313,432

Total Textiles, Apparel & Luxury Goods		6,932,291
Trading Companies & Distributors – 2.6%
Advan Co., Ltd.	23,900	258,239
Daiichi Jitsugyo Co., Ltd.	46,000	287,732
Gecoss Corp.	32,500	316,163
Hanwa Co., Ltd.	177,114	1,257,266
Inaba Denki Sangyo Co., Ltd.	27,994	999,875
Inabata & Co., Ltd.	59,141	720,222
Iwatani Corp.	98,166	570,866
Japan Pulp & Paper Co., Ltd.	125,578	418,105
Kamei Corp.	36,900	409,963
Kanamoto Co., Ltd.	16,128	433,776
Kanematsu Corp.	297,000	533,070
Kuroda Electric Co., Ltd.	41,865	910,713
Mitsui Matsushima Co., Ltd.	27,200	347,842
Nagase & Co., Ltd.	80,204	1,116,364
Nippon Steel & Sumikin Bussan Corp.	30,800	1,293,583
Onoken Co., Ltd.(a)	25,100	306,119
Sanyo Trading Co., Ltd.	13,000	$204,981
Seika Corp.	82,000	259,033
Trusco Nakayama Corp.	23,800	551,268
Yamazen Corp.	73,106	657,383
Yuasa Trading Co., Ltd.	25,800	714,287

Total Trading Companies & Distributors		12,566,850
Transportation Infrastructure – 0.4%
Kamigumi Co., Ltd.	93,000	802,890
Mitsubishi Logistics Corp.(a)	43,000	591,959
Nissin Corp.	58,000	193,628
Sumitomo Warehouse Co., Ltd. (The)	95,538	524,717

Total Transportation Infrastructure		2,113,194
TOTAL COMMON STOCKS (Cost: $414,434,832)		469,909,301
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree Japan Hedged Equity Fund(b) (Cost: $136,982)	2,649	134,092
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.3%
United States – 11.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $53,840,761)(d)	53,840,761	53,840,761
TOTAL INVESTMENTS IN SECURITIES – 110.2% (Cost: $468,412,575)		523,884,154
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (10.2)%		(48,580,653)

NET ASSETS – 100.0%		$475,303,501

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $62,101,496 and the total market value of the collateral held by the Fund was $65,501,839. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,661,078.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/3/2017	JPY	50,000,000	USD	449,172	$460

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	145

Schedule of Investments

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.7%
United Kingdom – 99.7%
Aerospace & Defense – 2.7%
BAE Systems PLC	38,711	$311,010
Meggitt PLC	5,472	30,469
QinetiQ Group PLC	4,196	14,639
Rolls-Royce Holdings PLC*	11,085	104,514
Senior PLC	3,819	9,842
Ultra Electronics Holdings PLC	640	16,582

Total Aerospace & Defense		487,056
Airlines – 0.2%
easyJet PLC	2,472	31,715
Auto Components – 0.3%
GKN PLC	13,423	60,979
Banks – 7.3%
Barclays PLC	152,714	429,854
BGEO Group PLC	748	30,136
HSBC Holdings PLC	104,992	854,549

Total Banks		1,314,539
Beverages – 3.7%
Britvic PLC	1,788	14,477
Diageo PLC	22,887	653,516
Fevertree Drinks PLC	67	1,261

Total Beverages		669,254
Biotechnology – 0.1%
Abcam PLC	769	7,938
Genus PLC	91	1,963

Total Biotechnology		9,901
Building Products – 0.1%
James Halstead PLC	1,851	11,804
Capital Markets – 2.8%
Aberdeen Asset Management PLC	19,137	63,342
IG Group Holdings PLC	940	5,845
Investec PLC	9,486	64,528
London Stock Exchange Group PLC	1,997	79,185
Man Group PLC	32,272	59,442
NEX Group PLC	3,573	25,400
Schroders PLC	2,400	90,933
Schroders PLC Non-Voting Shares	1,603	44,159
TP ICAP PLC	11,737	68,172

Total Capital Markets		501,006
Chemicals – 0.8%
Croda International PLC	799	35,608
Elementis PLC	8,105	29,310
Essentra PLC(a)	2,369	15,552
Johnson Matthey PLC	886	34,124
Synthomer PLC	2,815	16,745
Victrex PLC	638	15,158

Total Chemicals		146,497
Commercial Services & Supplies – 1.0%
Aggreko PLC	741	$8,186
Babcock International Group PLC	4,202	46,344
Berendsen PLC	103	944
G4S PLC	20,335	77,377
HomeServe PLC	2,414	17,055
Rentokil Initial PLC	10,719	33,067

Total Commercial Services & Supplies		182,973
Construction & Engineering – 0.1%
Carillion PLC(a)	3,134	8,739
Keller Group PLC	335	3,800

Total Construction & Engineering		12,539
Containers & Packaging – 0.3%
DS Smith PLC	7,524	40,842
RPC Group PLC	1,793	17,522

Total Containers & Packaging		58,364
Distributors – 0.2%
Inchcape PLC	3,298	34,703
Diversified Telecommunication Services – 1.7%
BT Group PLC	61,367	244,175
Inmarsat PLC	4,850	51,580

Total Diversified Telecommunication Services		295,755
Electronic Equipment, Instruments & Components – 0.5%
Electrocomponents PLC	5,040	29,835
Halma PLC	1,119	14,328
Laird PLC	1,925	3,683
Renishaw PLC	581	22,616
Spectris PLC	846	26,426

Total Electronic Equipment, Instruments & Components		96,888
Energy Equipment & Services – 0.4%
Amec Foster Wheeler PLC	4,212	27,994
John Wood Group PLC	5,055	48,071

Total Energy Equipment & Services		76,065
Equity Real Estate Investment Trusts (REITs) – 0.6%
Hammerson PLC	8,660	61,833
Safestore Holdings PLC	2,329	11,038
Segro PLC	7,106	40,536

Total Equity Real Estate Investment Trusts (REITs)		113,407
Food Products – 0.5%
Associated British Foods PLC	1,979	64,489
Tate & Lyle PLC	3,455	33,029

Total Food Products		97,518
Health Care Equipment & Supplies – 0.4%
Smith & Nephew PLC	4,265	64,851
Health Care Providers & Services – 0.1%
Mediclinic International PLC(a)	385	3,428
NMC Health PLC	321	7,101

Total Health Care Providers & Services		10,529

See Notes to Financial Statements.

146	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

March 31, 2017

Investments	Shares	Value
Hotels, Restaurants & Leisure – 2.2%
Carnival PLC	1,429	$81,804
Compass Group PLC	10,205	192,178
InterContinental Hotels Group PLC	1,533	74,914
Merlin Entertainments PLC(b)	3,787	22,711
Millennium & Copthorne Hotels PLC	2,011	11,090
SSP Group PLC	3,115	16,231

Total Hotels, Restaurants & Leisure		398,928
Household Products – 2.1%
PZ Cussons PLC	1,395	5,601
Reckitt Benckiser Group PLC	4,042	368,258

Total Household Products		373,859
Industrial Conglomerates – 0.4%
Smiths Group PLC	3,715	75,209
Insurance – 7.0%
Aviva PLC	58,878	391,680
Jardine Lloyd Thompson Group PLC	3,440	48,693
Old Mutual PLC	63,049	158,152
Prudential PLC	22,662	477,774
RSA Insurance Group PLC	8,565	62,815
Standard Life PLC	25,365	112,503

Total Insurance		1,251,617
IT Services – 0.0%
Computacenter PLC	588	5,481
NCC Group PLC(a)	390	649

Total IT Services		6,130
Machinery – 1.0%
Bodycote PLC	1,974	19,661
IMI PLC	1,827	27,255
Morgan Advanced Materials PLC	2,832	10,978
Rotork PLC	5,878	17,883
Spirax-Sarco Engineering PLC	485	28,922
Vesuvius PLC	4,769	31,039
Weir Group PLC (The)	1,711	41,015

Total Machinery		176,753
Media – 3.4%
Cineworld Group PLC	3,404	28,200
Daily Mail & General Trust PLC Class A Non-Voting Shares	1,080	9,723
Euromoney Institutional Investor PLC	1,082	14,382
Informa PLC	5,410	44,107
ITV PLC	81,413	222,847
Pearson PLC	11,486	98,025
Sky PLC	15,763	192,378

Total Media		609,662
Metals & Mining – 9.4%
Acacia Mining PLC	1,568	8,813
BHP Billiton PLC	33,887	522,895
Fresnillo PLC	426	8,289
Hill & Smith Holdings PLC	666	10,593
Rio Tinto PLC	26,874	1,078,540
Vedanta Resources PLC	5,391	54,604

Total Metals & Mining		1,683,734
Multi-Utilities – 4.4%
Centrica PLC	70,690	$191,816
National Grid PLC	46,638	591,058

Total Multi-Utilities		782,874
Oil, Gas & Consumable Fuels – 15.7%
BP PLC	165,392	946,279
James Fisher & Sons PLC	180	3,595
Royal Dutch Shell PLC Class A	35,334	926,084
Royal Dutch Shell PLC Class B	33,946	927,272

Total Oil, Gas & Consumable Fuels		2,803,230
Paper & Forest Products – 0.4%
Mondi PLC	2,958	71,277
Personal Products – 2.7%
Unilever PLC	9,844	484,930
Pharmaceuticals – 10.5%
AstraZeneca PLC	15,669	962,521
Dechra Pharmaceuticals PLC	665	13,920
GlaxoSmithKline PLC	42,887	889,958
Hikma Pharmaceuticals PLC	388	9,611

Total Pharmaceuticals		1,876,010
Professional Services – 1.4%
Hays PLC	8,086	15,874
Intertek Group PLC	897	44,126
Pagegroup PLC	4,200	22,473
RELX PLC	7,393	144,585
WS Atkins PLC	886	17,062

Total Professional Services		244,120
Real Estate Management & Development – 0.0%
Savills PLC	767	8,833
Road & Rail – 0.2%
National Express Group PLC	6,358	28,621
Software – 0.5%
AVEVA Group PLC	103	2,511
Fidessa Group PLC	182	5,671
Micro Focus International PLC	1,203	34,268
Sage Group PLC (The)	5,689	44,853

Total Software		87,303
Specialty Retail – 0.5%
BCA Marketplace PLC	3,651	8,309
Dixons Carphone PLC	3,535	14,039
JD Sports Fashion PLC	410	1,975
Kingfisher PLC	14,051	57,296
SuperGroup PLC	104	1,933

Total Specialty Retail		83,552
Textiles, Apparel & Luxury Goods – 0.5%
Burberry Group PLC	3,744	80,712
Ted Baker PLC	304	10,492

Total Textiles, Apparel & Luxury Goods		91,204

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	147

Schedule of Investments (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

March 31, 2017

Investments	Shares	Value
Tobacco – 8.3%
British American Tobacco PLC	14,702	$974,358
Imperial Brands PLC	10,710	517,881

Total Tobacco		1,492,239
Trading Companies & Distributors – 0.7%
Ashtead Group PLC	2,310	47,748
Bunzl PLC	2,087	60,545
Diploma PLC	814	10,779
SIG PLC	1,969	2,740

Total Trading Companies & Distributors		121,812
Transportation Infrastructure – 0.3%
BBA Aviation PLC	11,757	44,766
Wireless Telecommunication Services – 4.3%
Vodafone Group PLC	294,310	765,850
TOTAL COMMON STOCKS (Cost: $20,459,733)		17,838,856
RIGHTS – 0.0%
United Kingdom – 0.0%
Laird PLC, expiring 4/3/17* (Cost $1,477)	1,736	1,509
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $26,525)(d)	26,525	26,525
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $20,487,735)		17,866,890
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		34,398

NET ASSETS – 100.0%		$17,901,288

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $26,937 and the total market value of the collateral held by the Fund was $28,457. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,932.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	GBP	3,238,900	USD	4,033,921	$(16,163)
4/4/2017	GBP	2,467,845	USD	3,073,466	(12,451)
4/4/2017	GBP	3,238,981	USD	4,033,921	(16,263)
4/4/2017	GBP	3,239,116	USD	4,033,921	(16,433)
4/4/2017	GBP	3,239,023	USD	4,033,921	(16,315)
4/4/2017	USD	435,791	GBP	346,549	(2,448)
4/4/2017	USD	1,200,572	GBP	966,988	8,599
4/4/2017	USD	3,690,285	GBP	2,951,253	110
4/4/2017	USD	3,690,285	GBP	2,951,236	89
4/4/2017	USD	3,690,285	GBP	2,951,225	74
4/4/2017	USD	3,690,285	GBP	2,951,166	—
4/4/2017	USD	2,811,647	GBP	2,248,508	—
5/3/2017	GBP	3,028,888	USD	3,789,875	(203)
5/3/2017	GBP	3,028,886	USD	3,789,875	(200)
5/3/2017	GBP	3,028,932	USD	3,789,875	(258)
5/3/2017	GBP	3,028,847	USD	3,789,875	(152)
5/3/2017	GBP	2,307,655	USD	2,887,527	(65)
					$(72,079)

CURRENCY LEGEND

GBP – British pound

USD – U.S. dollar

See Notes to Financial Statements.

148	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Assets and Liabilities

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

March 31, 2017

	WisdomTree Australia Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund
ASSETS:

Investments, at cost	$36,440,324	$9,524,322,111	$149,649,553	$16,689,751	$845,284,012

Investment in affiliates, at cost (Note 3)	—	—	—	—	3,561,722

Foreign currency, at cost	11,405	35,485,422	200,972	104	560,961
Investments in securities, at value[1,2] (Note 2)	38,673,856	9,361,482,972	160,324,982	17,346,593	835,656,766

Investment in affiliates, at value (Note 3)	—	—	—	—	3,682,595

Cash	9,503	2,852,460	146,044	2,512	99,109

Foreign currency, at value	11,405	35,353,853	199,121	103	554,795

Unrealized appreciation on foreign currency contracts	20	9,818,922	26,256	—	1,478

Receivables:

Corporate action proceeds	—	—	—	—	1,114,382

Dividends and interest	234,406	18,993,648	265,673	31,746	2,316,530

Foreign tax reclaims	—	19,911,687	280,944	46,488	970,643
Total Assets	38,929,190	9,448,413,542	161,243,020	17,427,442	844,396,298
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	67,858,926	922,933	—	2,111

Payables:

Cash collateral for securities loaned (Note 2)	2,579,667	75,811,360	4,644,840	42,470	66,709,316

Investment securities purchased	56,254	—	—	—	2,305,077

Advisory fees (Note 3)	18,869	4,534,437	80,578	8,408	377,803

Service fees (Note 2)	143	34,398	609	64	2,853
Total Liabilities	2,654,933	148,239,121	5,648,960	50,942	69,397,160
NET ASSETS	$36,274,257	$9,300,174,421	$155,594,060	$17,376,500	$774,999,138
NET ASSETS:

Paid-in capital	$57,318,516	$10,724,562,890	$159,981,973	$18,837,299	$915,448,747

Undistributed (Distributions in excess of) net investment income	49,936	43,708,642	(814,603)	19,625	1,164,805

Accumulated net realized loss on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(23,327,486)	(1,246,200,958)	(13,335,931)	(2,136,553)	(132,023,474)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,233,291	(221,896,153)	9,762,621	656,129	(9,590,940)
NET ASSETS	$36,274,257	$9,300,174,421	$155,594,060	$17,376,500	$774,999,138
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	650,000	148,100,000	5,500,000	750,000	13,100,000
Net asset value per share	$55.81	$62.80	$28.29	$23.17	$59.16
[1] Includes market value of securities out on loan of:	$3,002,671	$75,377,643	$7,270,195	$105,021	$72,826,924
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	149

Statements of Assets and Liabilities (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

March 31, 2017

	WisdomTree Germany Hedged Equity Fund	WisdomTree Global ex-U.S. Hedged Dividend Fund	WisdomTree Global ex-U.S. Hedged Real Estate Fund	WisdomTree International Dividend ex- Financials Fund	WisdomTree International Equity Fund
ASSETS:

Investments, at cost	$129,619,687	$4,730,197	$2,433,125	$234,078,930	$685,244,645

Investment in affiliates, at cost (Note 3)	—	—	—	144,003	2,061,374

Foreign currency, at cost	8,831	10,221	5,689	12,039	98,393
Investments in securities, at value[1,2] (Note 2)	126,260,045	4,922,562	2,589,742	206,718,456	720,977,076

Investment in affiliates, at value (Note 3)	—	—	—	149,230	2,084,743

Cash	2,373	3,949	953	106,035	338,993

Foreign currency, at value	8,912	10,220	5,606	12,051	99,785

Unrealized appreciation on foreign currency contracts	35,646	7,914	6,994	—	7,857

Receivables:

Investment securities sold	3,029,430	—	19,274	—	—

Capital shares sold	—	—	—	—	7,456,613

Dividends and interest	259,925	24,922	6,871	937,362	3,432,734

Foreign tax reclaims	869,131	3,765	65	408,898	900,519
Total Assets	130,465,462	4,973,332	2,629,505	208,332,032	735,298,320
LIABILITIES:

Unrealized depreciation on foreign currency contracts	639,659	21,030	6,532	—	469

Payables:

Cash collateral for securities loaned (Note 2)	2,085,623	23,670	19,349	7,660,726	21,062,906

Investment securities purchased	—	—	18,617	—	10,008,793

Capital shares redeemed	3,040,276	—	—	—	—

Advisory fees (Note 3)	51,088	1,844	933	102,718	275,433

Service fees (Note 2)	469	19	9	767	2,516
Total Liabilities	5,817,115	46,563	45,440	7,764,211	31,350,117
NET ASSETS	$124,648,347	$4,926,769	$2,584,065	$200,567,821	$703,948,203
NET ASSETS:

Paid-in capital	$150,495,443	$4,977,502	$2,488,164	$351,028,662	$893,987,267

Undistributed (Distributions in excess of) net investment income	176,953	(15,638)	(40,099)	518,361	2,311,864

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(22,018,397)	(214,466)	(21,001)	(123,598,411)	(228,074,734)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(4,005,652)	179,371	157,001	(27,380,791)	35,723,806
NET ASSETS	$124,648,347	$4,926,769	$2,584,065	$200,567,821	$703,948,203
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,100,000	200,000	100,004	5,050,000	14,200,000
Net asset value per share	$30.40	$24.63	$25.84	$39.72	$49.57
[1] Includes market value of securities out on loan of:	$3,151,257	$32,306	$78,898	$7,285,882	$22,672,953
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

150	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Assets and Liabilities (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

March 31, 2017

	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree International High Dividend Fund	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$472,706,254	$265,316,723	$362,831,319	$165,656,256	$8,748,902

Investment in affiliates, at cost (Note 3)	—	—	842,322	—	—

Foreign currency, at cost	123,591	2,361	13,134	75,029	3,987
Investments in securities, at value[1,2] (Note 2)	483,267,306	255,577,435	363,098,092	186,808,288	9,184,220

Investment in affiliates, at value (Note 3)	—	—	864,125	—	—

Cash	47,242	33,203	8,390	79,381	1,466

Foreign currency, at value	123,485	2,629	13,121	74,718	3,990

Unrealized appreciation on foreign currency contracts	547,332	16	52	—	—

Receivables:

Dividends and interest	1,352,834	1,501,082	1,935,127	690,811	26,422

Foreign tax reclaims	914,614	429,172	654,420	109,942	5,640
Total Assets	486,252,813	257,543,537	366,573,327	187,763,140	9,221,738
LIABILITIES:

Unrealized depreciation on foreign currency contracts	1,648,468	87	126	58	1

Payables:

Cash collateral for securities loaned (Note 2)	4,643,418	7,027,843	7,350,890	8,051,031	69,737

Advisory fees (Note 3)	232,169	122,490	147,311	85,790	2,869

Service fees (Note 2)	1,761	928	1,331	644	33
Total Liabilities	6,525,816	7,151,348	7,499,658	8,137,523	72,640
NET ASSETS	$479,726,997	$250,392,189	$359,073,669	$179,625,617	$9,149,098
NET ASSETS:

Paid-in capital	$482,537,971	$335,812,017	$418,560,429	$224,363,657	$8,699,715

Undistributed (Distributions in excess of) net investment income	(1,824,952)	835,615	1,129,616	676,946	16,827

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(10,442,119)	(76,494,425)	(60,877,812)	(66,559,313)	(2,860)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	9,456,097	(9,761,018)	261,436	21,144,327	435,416
NET ASSETS	$479,726,997	$250,392,189	$359,073,669	$179,625,617	$9,149,098
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	16,900,000	6,200,000	7,900,000	3,000,000	350,004
Net asset value per share	$28.39	$40.39	$45.45	$59.88	$26.14
[1] Includes market value of securities out on loan of:	$6,220,756	$8,264,068	$7,386,892	$9,349,291	$83,824
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	151

Statements of Assets and Liabilities (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

March 31, 2017

	WisdomTree International SmallCap Dividend Fund	WisdomTree Japan Hedged Capital Goods Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged Financials Fund	WisdomTree Japan Hedged Health Care Fund
ASSETS:

Investments, at cost	$1,183,166,254	$26,471,937	$8,311,534,258	$38,679,285	$5,598,952

Investment in affiliates, at cost (Note 3)	6,100,179	—	—	—	—

Foreign currency, at cost	4,754,097	137,485	15,791,198	38,439	9,229
Investments in securities, at value[1,2] (Note 2)	1,363,481,848	27,444,200	8,572,671,573	36,211,030	5,114,221

Investment in affiliates, at value (Note 3)	6,296,425	—	—	—	—

Cash	32,593	700	432,262	119,468	332

Foreign currency, at value	4,741,989	137,526	15,791,198	38,860	9,290

Unrealized appreciation on foreign currency contracts	1,908	515	13,566,091	703	92

Receivables:

Corporate action proceeds	959,866	—	—	—	—

Investment securities sold	—	—	75,353,681	3,620,985	—

Capital shares sold	6,550,486	—	—	—	—

Dividends and interest	6,974,149	199,264	76,991,503	500,392	35,319

Foreign tax reclaims	585,604	—	6,845,106	—	—
Total Assets	1,389,624,868	27,782,205	8,761,651,414	40,491,438	5,159,254
LIABILITIES:

Unrealized depreciation on foreign currency contracts	454	74,059	46,073,660	159,945	13,123

Payables:

Cash collateral for securities loaned (Note 2)	96,197,006	301,870	221,211,497	1,480,152	304,788

Investment securities purchased	8,759,755	—	—	—	—

Capital shares redeemed	—	—	79,099,317	3,574,913	—

Advisory fees (Note 3)	626,647	11,410	3,564,088	17,896	2,001

Service fees (Note 2)	4,726	105	32,671	164	19
Total Liabilities	105,588,588	387,444	349,981,233	5,233,070	319,931
NET ASSETS	$1,284,036,280	$27,394,761	$8,411,670,181	$35,258,368	$4,839,323
NET ASSETS:

Paid-in capital	$1,336,311,284	$27,808,865	$9,787,233,626	$42,760,820	$8,044,716

Undistributed net investment income	6,401,261	224,489	129,317,895	525,517	106,486

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(239,111,557)	(1,535,242)	(1,732,643,735)	(5,395,589)	(2,813,817)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	180,435,292	896,649	227,762,395	(2,632,380)	(498,062)
NET ASSETS	$1,284,036,280	$27,394,761	$8,411,670,181	$35,258,368	$4,839,323
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	19,700,000	1,100,000	166,900,000	1,500,000	150,000
Net asset value per share	$65.18	$24.90	$50.40	$23.51	$32.26
[1] Includes market value of securities out on loan of:	$119,980,488	$286,805	$297,120,978	$1,858,429	$336,852
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

152	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Assets and Liabilities (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

March 31, 2017

	WisdomTree Japan Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Real Estate Fund	WisdomTree Japan Hedged SmallCap Equity Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree United Kingdom Hedged Equity Fund
ASSETS:

Investments, at cost	$12,191,393	$5,362,387	$117,726,349	$468,275,593	$20,487,735

Investment in affiliates, at cost (Note 3)	—	—	—	136,982	—

Foreign currency, at cost	54,197	1,519	796,047	2,632,828	10,627

Investments in securities, at value[1,2] (Note 2)	12,309,940	4,705,574	128,888,578	523,750,062	17,866,890

Investment in affiliates, at value (Note 3)	—	—	—	134,092	—

Cash	2,028	2,131	118	151,708	3,022

Foreign currency, at value	54,213	1,513	795,874	2,633,348	10,631

Unrealized appreciation on foreign currency contracts	231	37,083	43,230	460	8,872

Receivables:

Investment securities sold	—	—	—	9,921,547	—

Dividends and interest	101,516	47,635	1,146,971	4,770,983	127,275

Foreign tax reclaims	—	—	9,317	145,726	95
Total Assets	12,467,928	4,793,936	130,884,088	541,507,926	18,016,785
LIABILITIES:

Unrealized depreciation on foreign currency contracts	33,331	16,425	304,105	—	80,951

Payables:

Cash collateral for securities loaned (Note 2)	103,985	128,588	14,962,555	53,840,761	26,525

Investment securities purchased	—	2,623	—	1,880,244	—

Capital shares redeemed	—	—	—	10,224,733	—

Advisory fees (Note 3)	4,579	2,203	56,453	256,754	7,946

Service fees (Note 2)	47	20	428	1,933	75
Total Liabilities	141,942	149,859	15,323,541	66,204,425	115,497
NET ASSETS	$12,325,986	$4,644,077	$115,560,547	$475,303,501	$17,901,288
NET ASSETS:

Paid-in capital	$14,475,317	$26,137,854	$123,628,243	$446,838,781	$22,506,313

Undistributed (Distributions in excess of) net investment income	144,722	(3,668)	1,795,813	4,598,218	—

Accumulated net realized loss on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(2,379,263)	(20,853,927)	(20,760,553)	(31,580,241)	(1,912,220)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	85,210	(636,182)	10,897,044	55,446,743	(2,692,805)
NET ASSETS	$12,325,986	$4,644,077	$115,560,547	$475,303,501	$17,901,288
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	500,000	350,000	3,100,000	7,150,000	750,000
Net asset value per share	$24.65	$13.27	$37.28	$66.48	$23.87
[1] Includes market value of securities out on loan of:	$119,399	$137,003	$17,235,823	$62,101,496	$26,937
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	153

Statements of Operations

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Year Ended March 31, 2017

	WisdomTree Australia Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$1,536,708	$369,784,377	$7,567,538	$437,236	$33,855,478

Dividends from affiliates (Note 3)	—	—	—	—	102,149

Securities lending income (Note 2)	21,887	5,767,080	440,708	6,164	1,175,760
Total investment income	1,558,595	375,551,457	8,008,246	443,400	35,133,387
EXPENSES:

Advisory fees (Note 3)	209,369	58,602,815	1,205,893	92,828	4,778,122

Service fees (Note 2)	1,588	444,572	9,148	704	36,253
Total expenses	210,957	59,047,387	1,215,041	93,532	4,814,375
Expense waivers (Note 3)	—	—	—	—	(5,055)
Net expenses	210,957	59,047,387	1,215,041	93,532	4,809,320
Net investment income	1,347,638	316,504,070	6,793,205	349,868	30,324,067
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(906,001)	(291,988,948)	(6,898,156)	(785,099)	(22,209,695)

Investment transactions in affiliates (Note 3)	—	—	—	—	532,832

In-kind redemptions	753,303	(28,481,568)	13,764,920	39,610	25,201,551

In-kind redemptions in affiliates (Note 3)	—	—	—	—	26,421

Futures contracts	—	1,734,240	—	—	—

Foreign currency contracts and foreign currency related transactions	7,727	180,503,763	5,232,295	(1,773)	(620,495)
Net realized gain (loss)	(144,971)	(138,232,513)	12,099,059	(747,262)	2,930,614
Net change in unrealized appreciation (depreciation) from:

Investment transactions	5,550,283	1,209,437,601	5,547,835	1,414,286	5,730,554

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(14,434)	587,102,462	11,230,496	(1,810)	(95,972)
Net change in unrealized appreciation (depreciation)	5,535,849	1,796,540,063	16,778,331	1,412,476	5,634,582
Net realized and unrealized gain on investments	5,390,878	1,658,307,550	28,877,390	665,214	8,565,196
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,738,516	$1,974,811,620	$35,670,595	$1,015,082	$38,889,263
[1] Net of foreign withholding tax of:	$12,250	$50,941,041	$1,142,283	$54,311	$4,538,050

See Notes to Financial Statements.

154	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Operations (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Year Ended March 31, 2017

	WisdomTree Germany Hedged Equity Fund	WisdomTree Global ex-U.S. Hedged Dividend Fund	WisdomTree Global ex-U.S. Hedged Real Estate Fund	WisdomTree International Dividend ex- Financials Fund	WisdomTree International Equity Fund
INVESTMENT INCOME:

Dividends[1]	$5,523,137	$159,998	$105,406	$9,549,227	$24,245,800

Dividends from affiliates (Note 3)	—	—	—	86,109	151,835

Securities lending income (Note 2)	18,506	3,716	556	235,757	459,815
Total investment income	5,541,643	163,714	105,962	9,871,093	24,857,450
EXPENSES:

Advisory fees (Note 3)	734,067	20,016	14,422	1,288,246	3,060,671

Service fees (Note 2)	6,729	200	108	9,773	28,058
Total expenses	740,796	20,216	14,530	1,298,019	3,088,729
Expense waivers (Note 3)	—	—	(3,730)	(1,913)	(1,959)
Net expenses	740,796	20,216	10,800	1,296,106	3,086,770
Net investment income	4,800,847	143,498	95,162	8,574,987	21,770,680
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(4,700,249)	(156,528)	(47,506)	(4,922,904)	(1,354,044)

Investment transactions in affiliates (Note 3)	—	—	—	69,530	(65,167)

In-kind redemptions	1,226,792	—	—	1,280,295	7,238,665

In-kind redemptions in affiliates (Note 3)	—	—	—	3,095	1,533

Foreign currency contracts and foreign currency related transactions	3,304,913	58,002	(15,043)	(9,902)	(160,481)

Payments by sub-advisor (Note 3)	—	—	5	—	—
Net realized gain (loss)	(168,544)	(98,526)	(62,544)	(3,579,886)	5,660,506
Net change in unrealized appreciation (depreciation) from:

Investment transactions	16,563,670	557,026	175,113	9,917,165	44,006,471

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	8,496,148	134,733	77,179	(29,483)	(67,578)
Net change in unrealized appreciation (depreciation)	25,059,818	691,759	252,292	9,887,682	43,938,893
Net realized and unrealized gain on investments	24,891,274	593,233	189,748	6,307,796	49,599,399
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,692,121	$736,731	$284,910	$14,882,783	$71,370,079
[1] Net of foreign withholding tax of:	$780,468	$19,220	$8,926	$1,263,145	$2,945,127

[2] Net of foreign capital gains tax withheld of:	—	—	—	—	$4,065

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	155

Statements of Operations (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Year or Period Ended March 31, 2017

	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree International High Dividend Fund	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Quality Dividend Growth Fund[1]
INVESTMENT INCOME:

Dividends[2]	$13,229,932	$11,800,493	$14,308,266	$5,288,870	$118,419

Dividends from affiliates (Note 3)	—	49,806	81,046	25,916	—

Securities lending income (Note 2)	227,965	244,221	228,545	92,014	672
Total investment income	13,457,897	12,094,520	14,617,857	5,406,800	119,091
EXPENSES:

Advisory fees (Note 3)	2,865,801	1,443,432	1,723,982	908,326	17,053

Service fees (Note 2)	21,742	10,952	15,807	6,893	157
Total expenses	2,887,543	1,454,384	1,739,789	915,219	17,210
Expense waivers (Note 3)	—	(609)	(2,763)	(328)	(3,553)
Net expenses	2,887,543	1,453,775	1,737,026	914,891	13,657
Net investment income	10,570,354	10,640,745	12,880,831	4,491,909	105,434
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(21,344,255)	(3,756,130)	(4,108,851)	1,710,481	(2,820)

Investment transactions in affiliates (Note 3)	—	(18,937)	21,984	18,685	—

In-kind redemptions	30,938,336	2,676,224	7,286,693	—	—

In-kind redemptions in affiliates (Note 3)	—	2,025	350	—	—

Foreign currency contracts and foreign currency related transactions	8,506,965	(96,611)	12,190	(65,711)	(659)
Net realized gain (loss)	18,101,046	(1,193,429)	3,212,366	1,663,455	(3,479)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	7,918,568	18,902,491	23,444,529	9,698,455	435,318

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	25,797,748	(42,394)	(50,005)	(14,293)	98
Net change in unrealized appreciation (depreciation)	33,716,316	18,860,097	23,394,524	9,684,162	435,416
Net realized and unrealized gain on investments	51,817,362	17,666,668	26,606,890	11,347,617	431,937
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,387,716	$28,307,413	$39,487,721	$15,839,526	$537,371
[1] For the period April 7, 2016 (commencement of operations) through March 31, 2017.
[2] Net of foreign withholding tax of:	$1,295,592	$1,208,363	$1,593,448	$557,963	$13,054

See Notes to Financial Statements.

156	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Operations (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Year Ended March 31, 2017

	WisdomTree International SmallCap Dividend Fund	WisdomTree Japan Hedged Capital Goods Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged Financials Fund	WisdomTree Japan Hedged Health Care Fund
INVESTMENT INCOME:

Dividends[1]	$42,033,811	$296,804	$187,243,388	$650,055	$138,159

Dividends from affiliates (Note 3)	225,829	—	—	—	—

Securities lending income (Note 2)	1,823,729	682	1,165,879	4,618	8,914
Total investment income	44,083,369	297,486	188,409,267	654,673	147,073
EXPENSES:

Advisory fees (Note 3)	6,638,588	44,466	37,719,978	118,708	52,015

Service fees (Note 2)	50,365	408	345,766	1,088	477
Total expenses	6,688,953	44,874	38,065,744	119,796	52,492
Expense waivers (Note 3)	(9,851)	—	—	—	—
Net expenses	6,679,102	44,874	38,065,744	119,796	52,492
Net investment income	37,404,267	252,612	150,343,523	534,877	94,581
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(8,619,413)	(2,979)	(130,780,400)	(715,614)	11,757

Investment transactions in affiliates (Note 3)	404,061	—	—	—	—

In-kind redemptions	3,368,221	265,240	168,519,699	407,133	924,979

In-kind redemptions in affiliates (Note 3)	4,778	—	—	—	—

Foreign currency contracts and foreign currency related transactions	(649,271)	(1,259,648)	(256,424,455)	(2,042,832)	(450,988)
Net realized gain (loss)	(5,491,624)	(997,387)	(218,685,156)	(2,351,313)	485,748
Net change in unrealized appreciation (depreciation) from:

Investment transactions	125,173,729	1,261,370	1,140,857,338	1,830,290	(552,456)

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(128,942)	(66,061)	(1,590,950)	(125,006)	42,978
Net change in unrealized appreciation (depreciation)	125,044,787	1,195,309	1,139,266,388	1,705,284	(509,478)
Net realized and unrealized gain (loss) on investments	119,553,163	197,922	920,581,232	(646,029)	(23,730)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$156,957,430	$450,534	$1,070,924,755	$(111,152)	$70,851
[1] Net of foreign withholding tax of:	$4,140,156	$31,699	$20,701,781	$72,250	$15,351

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	157

Statements of Operations (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Year Ended March 31, 2017

	WisdomTree Japan Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Real Estate Fund	WisdomTree Japan Hedged SmallCap Equity Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree United Kingdom Hedged Equity Fund
INVESTMENT INCOME:

Dividends[1]	$269,310	$1,039,529	$2,139,189	$10,062,694	$1,131,615

Dividends from affiliates (Note 3)	—	—	—	1,447	—

Securities lending income (Note 2)	1,350	37,310	93,116	404,398	6,049
Total investment income	270,660	1,076,839	2,232,305	10,468,539	1,137,664
EXPENSES:

Advisory fees (Note 3)	58,860	316,382	479,680	2,506,384	119,222

Service fees (Note 2)	540	2,899	3,638	19,014	1,094
Total expenses	59,400	319,281	483,318	2,525,398	120,316
Expense waivers (Note 3)	(6,131)	—	—	(1,459)	—
Net expenses	53,269	319,281	483,318	2,523,939	120,316
Net investment income	217,391	757,558	1,748,987	7,944,600	1,017,348
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(137,325)	1,389,107	(1,155,663)	(260,974)	(1,665,509)

Investment transactions in affiliates (Note 3)	—	—	—	205,129	—

In-kind redemptions	296,892	18,883,904	4,334,791	46,591,035	50,042

Futures contracts	—	—	—	195,138	—

Foreign currency contracts and foreign currency related transactions	(438,979)	(12,911,531)	(2,861,067)	54,673	2,684,843
Net realized gain (loss)	(279,412)	7,361,480	318,061	46,785,001	1,069,376
Net change in unrealized appreciation (depreciation) from:

Investment transactions	1,290,576	(13,822,781)	12,101,942	30,760,717	2,257,168

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	13,979	473,509	(46,412)	(48,304)	832,663
Net change in unrealized appreciation (depreciation)	1,304,555	(13,349,272)	12,055,530	30,712,413	3,089,831
Net realized and unrealized gain (loss) on investments	1,025,143	(5,987,792)	12,373,591	77,497,414	4,159,207
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,242,534	$(5,230,234)	$14,122,578	$85,442,014	$5,176,555
[1] Net of foreign withholding tax of:	$30,318	$115,270	$232,638	$1,096,138	$8,843

See Notes to Financial Statements.

158	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Australia Dividend Fund		WisdomTree Europe Hedged Equity Fund		WisdomTree Europe Hedged SmallCap Equity Fund
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,347,638	$1,273,799	$316,504,070	$410,480,974	$6,793,205	$5,572,850

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(144,971)	(2,567,191)	(138,232,513)	(755,441,806)	12,099,059	(8,818,179)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	5,535,849	(1,914,125)	1,796,540,063	(2,858,201,669)	16,778,331	(8,342,274)
Net increase (decrease) in net assets resulting from operations	6,738,516	(3,207,517)	1,974,811,620	(3,203,162,501)	35,670,595	(11,587,603)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(1,434,229)	(1,267,826)	(315,544,643)	(425,372,088)	(5,737,894)	(9,484,190)

Capital gains	—	—	—	(1,222,489,223)	—	(576,534)
Total dividends and distributions	(1,434,229)	(1,267,826)	(315,544,643)	(1,647,861,311)	(5,737,894)	(10,060,724)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	518,423,439	6,799,716,305	—	200,035,603

Cost of shares redeemed	(2,846,902)	(10,345,831)	(6,594,469,002)	(5,776,224,174)	(142,046,457)	(36,508,563)
Net increase (decrease) in net assets resulting from capital share transactions	(2,846,902)	(10,345,831)	(6,076,045,563)	1,023,492,131	(142,046,457)	163,527,040
Net Increase (Decrease) in Net Assets	2,457,385	(14,821,174)	(4,416,778,586)	(3,827,531,681)	(112,113,756)	141,878,713
NET ASSETS:

Beginning of year	$33,816,872	$48,638,046	$13,716,953,007	$17,544,484,688	$267,707,816	$125,829,103

End of year	$36,274,257	$33,816,872	$9,300,174,421	$13,716,953,007	$155,594,060	$267,707,816
Undistributed (Distributions in excess of) net investment income included in net assets at end of year	$49,936	$126,595	$43,708,642	$24,118,619	$(814,603)	$(2,214,679)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	700,000	900,000	263,600,000	265,200,000	11,200,000	4,850,004

Shares created	—	—	9,600,000	104,900,000	—	7,900,000

Shares redeemed	(50,000)	(200,000)	(125,100,000)	(106,500,000)	(5,700,000)	(1,550,004)
Shares outstanding, end of year	650,000	700,000	148,100,000	263,600,000	5,500,000	11,200,000

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	159

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Europe Quality Dividend Growth Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree Germany Hedged Equity Fund
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$349,868	$366,040	$30,324,067	$25,244,281	$4,800,847	$6,595,478

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(747,262)	(1,302,681)	2,930,614	(35,454,944)	(168,544)	(24,977,945)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,412,476	317,159	5,634,582	53,341,576	25,059,818	(37,379,298)
Net increase (decrease) in net assets resulting from operations	1,015,082	(619,482)	38,889,263	43,130,913	29,692,121	(55,761,765)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(368,213)	(346,859)	(33,816,718)	(26,876,423)	(6,533,500)	(8,172,182)

Capital gains	—	—	—	—	—	(6,396,889)
Total dividends and distributions	(368,213)	(346,859)	(33,816,718)	(26,876,423)	(6,533,500)	(14,569,071)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,099,916	7,229,470	91,461,683	329,434,397	—	131,626,801

Cost of shares redeemed	(2,223,996)	—	(447,469,871)	(73,628,506)	(99,011,496)	(152,610,531)
Net increase (decrease) in net assets resulting from capital share transactions	(1,124,080)	7,229,470	(356,008,188)	255,805,891	(99,011,496)	(20,983,730)
Net Increase (Decrease) in Net Assets	(477,211)	6,263,129	(350,935,643)	272,060,381	(75,852,875)	(91,314,566)
NET ASSETS:

Beginning of year	$17,853,711	$11,590,582	$1,125,934,781	$853,874,400	$200,501,222	$291,815,788

End of year	$17,376,500	$17,853,711	$774,999,138	$1,125,934,781	$124,648,347	$200,501,222
Undistributed net investment income included in net assets at end of year	$19,625	$39,608	$1,164,805	$4,068,208	$176,953	$2,098,282
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	800,000	500,000	19,750,000	15,350,000	7,850,000	9,300,000

Shares created	50,000	300,000	1,650,000	5,800,000	—	4,350,000

Shares redeemed	(100,000)	—	(8,300,000)	(1,400,000)	(3,750,000)	(5,800,000)
Shares outstanding, end of year	750,000	800,000	13,100,000	19,750,000	4,100,000	7,850,000

See Notes to Financial Statements.

160	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Global ex-U.S. Hedged Dividend Fund		WisdomTree Global ex-U.S. Hedged Real Estate Fund		WisdomTree International Dividend ex-Financials Fund
	For the Year Ended March 31, 2017	For the Period June 4, 2015* through March 31, 2016	For the Year Ended March 31, 2017	For the Period October 29, 2015* through March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$143,498	$111,333	$95,162	$27,741	$8,574,987	$11,663,213

Net realized gain (loss) on investments, payments by sub-advisor, foreign currency contracts and foreign currency related transactions	(98,526)	(506,158)	(62,544)	31,719	(3,579,886)	(11,447,000)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	691,759	(512,388)	252,292	(95,291)	9,887,682	(29,995,690)
Net increase (decrease) in net assets resulting from operations	736,731	(907,213)	284,910	(35,831)	14,882,783	(29,779,477)
DIVIDENDS:

Net investment income	(108,490)	(88,558)	(137,747)	(15,424)	(8,722,068)	(11,777,974)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	9,701,882	—	2,488,057	7,774,853	22,357,782

Cost of shares redeemed	—	(4,407,683)	—	—	(43,850,783)	(74,399,815)
Net increase (decrease) in net assets resulting from capital share transactions	—	5,294,199	—	2,488,057	(36,075,930)	(52,042,033)
Net Increase (Decrease) in Net Assets	628,241	4,298,428	147,163	2,436,802	(29,915,215)	(93,599,484)
NET ASSETS:

Beginning of period	$4,298,528	$100	$2,436,902	$100	$230,483,036	$324,082,520

End of period	$4,926,769	$4,298,528	$2,584,065	$2,436,902	$200,567,821	$230,483,036
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(15,638)	$(12,363)	$(40,099)	$6,634	$518,361	$661,692
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	200,000	4	100,004	4	6,000,000	7,400,000

Shares created	—	400,000	—	100,000	200,000	500,000

Shares redeemed	—	(200,004)	—	—	(1,150,000)	(1,900,000)
Shares outstanding, end of period	200,000	200,000	100,004	100,004	5,050,000	6,000,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	161

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree International Equity Fund		WisdomTree International Hedged Quality Dividend Growth Fund		WisdomTree International High Dividend Fund
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$21,770,680	$22,876,404	$10,570,354	$13,794,864	$10,640,745	$12,588,863

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	5,660,506	3,123,979	18,101,046	(1,699,802)	(1,193,429)	(1,975,456)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	43,938,893	(84,382,713)	33,716,316	(28,574,087)	18,860,097	(45,534,974)
Net increase (decrease) in net assets resulting from operations	71,370,079	(58,382,330)	62,387,716	(16,479,025)	28,307,413	(34,921,567)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(21,780,815)	(22,674,788)	(12,264,750)	(9,084,135)	(10,595,744)	(12,735,562)

Capital gains	—	—	—	(5,684,499)	—	—
Total dividends and distributions	(21,780,815)	(22,674,788)	(12,264,750)	(14,768,634)	(10,595,744)	(12,735,562)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	65,281,232	88,509,931	110,117,578	645,025,011	—	15,673,504

Cost of shares redeemed	(32,853,925)	(31,353,466)	(412,563,478)	(88,179,888)	(24,786,176)	(48,169,750)
Net increase (decrease) in net assets resulting from capital share transactions	32,427,307	57,156,465	(302,445,900)	556,845,123	(24,786,176)	(32,496,246)
Net Increase (Decrease) in Net Assets	82,016,571	(23,900,653)	(252,322,934)	525,597,464	(7,074,507)	(80,153,375)
NET ASSETS:

Beginning of year	$621,931,632	$645,832,285	$732,049,931	$206,452,467	$257,466,696	$337,620,071

End of year	$703,948,203	$621,931,632	$479,726,997	$732,049,931	$250,392,189	$257,466,696
Undistributed (Distributions in excess of) net investment income included in net assets at end of year	$2,311,864	$2,250,019	$(1,824,952)	$2,804,720	$835,615	$798,833
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	13,550,000	12,500,000	28,450,000	7,650,000	6,850,000	7,800,000

Shares created	1,350,000	1,700,000	4,150,000	24,300,000	—	350,000

Shares redeemed	(700,000)	(650,000)	(15,700,000)	(3,500,000)	(650,000)	(1,300,000)
Shares outstanding, end of year	14,200,000	13,550,000	16,900,000	28,450,000	6,200,000	6,850,000

See Notes to Financial Statements.

162	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree International LargeCap Dividend Fund		WisdomTree International MidCap Dividend Fund		WisdomTree International Quality Dividend Growth Fund
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period April 7, 2016* through March 31, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$12,880,831	$13,433,883	$4,491,909	$4,495,425	$105,434

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	3,212,366	(2,480,864)	1,663,455	3,278,835	(3,479)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	23,394,524	(56,163,854)	9,684,162	(11,284,945)	435,416
Net increase (decrease) in net assets resulting from operations	39,487,721	(45,210,835)	15,839,526	(3,510,685)	537,371
DIVIDENDS:

Net investment income	(13,027,235)	(13,065,991)	(4,427,444)	(4,425,194)	(87,988)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,131,310	72,019,236	14,701,222	6,034,375	8,699,615

Cost of shares redeemed	(38,131,413)	(2,402,150)	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(34,000,103)	69,617,086	14,701,222	6,034,375	8,699,615
Net Increase (Decrease) in Net Assets	(7,539,617)	11,340,260	26,113,304	(1,901,504)	9,148,998
NET ASSETS:

Beginning of period	$366,613,286	$355,273,026	$153,512,313	$155,413,817	$100

End of period	$359,073,669	$366,613,286	$179,625,617	$153,512,313	$9,149,098
Undistributed net investment income included in net assets at end of period	$1,129,616	$1,253,392	$676,946	$559,159	$16,827
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	8,700,000	7,300,000	2,750,000	2,650,000	4

Shares created	100,000	1,450,000	250,000	100,000	350,000

Shares redeemed	(900,000)	(50,000)	—	—	—
Shares outstanding, end of period	7,900,000	8,700,000	3,000,000	2,750,000	350,004
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	163

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree International SmallCap Dividend Fund		WisdomTree Japan Hedged Capital Goods Fund		WisdomTree Japan Hedged Equity Fund
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$37,404,267	$29,402,172	$252,612	$47,817	$150,343,523	$237,911,957

Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(5,491,624)	(13,358,484)	(997,387)	(257,343)	(218,685,156)	(869,208,110)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	125,044,787	(1,060,613)	1,195,309	(294,831)	1,139,266,388	(2,038,581,442)
Net increase (decrease) in net assets resulting from operations	156,957,430	14,983,075	450,534	(504,357)	1,070,924,755	(2,669,877,595)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(37,730,923)	(28,273,035)	(81,448)	(36,226)	(163,798,365)	(230,973,038)

Capital gains	—	—	—	(80,794)	—	(664,378,176)
Total dividends and distributions	(37,730,923)	(28,273,035)	(81,448)	(117,020)	(163,798,365)	(895,351,214)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	79,833,957	221,656,200	26,173,303	1,000,497	2,351,903,284	3,667,346,807

Cost of shares redeemed	(15,001,116)	(26,166,852)	(2,303,451)	—	(4,584,491,599)	(6,171,836,073)
Net increase (decrease) in net assets resulting from capital share transactions	64,832,841	195,489,348	23,869,852	1,000,497	(2,232,588,315)	(2,504,489,266)
Net Increase (Decrease) in Net Assets	184,059,348	182,199,388	24,238,938	379,120	(1,325,461,925)	(6,069,718,075)
NET ASSETS:

Beginning of year	$1,099,976,932	$917,777,544	$3,155,823	$2,776,703	$9,737,132,106	$15,806,850,181

End of year	$1,284,036,280	$1,099,976,932	$27,394,761	$3,155,823	$8,411,670,181	$9,737,132,106
Undistributed net investment income included in net assets at end of year	$6,401,261	$7,079,390	$224,489	$25,729	$129,317,895	$84,187,911
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	18,650,000	15,500,000	150,000	100,000	222,050,000	287,250,000

Shares created	1,300,000	3,600,000	1,050,000	50,000	52,250,000	64,500,000

Shares redeemed	(250,000)	(450,000)	(100,000)	—	(107,400,000)	(129,700,000)
Shares outstanding, end of year	19,700,000	18,650,000	1,100,000	150,000	166,900,000	222,050,000

See Notes to Financial Statements.

164	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan Hedged Financials Fund		WisdomTree Japan Hedged Health Care Fund		WisdomTree Japan Hedged Quality Dividend Growth Fund
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Period April 9, 2015* through March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$534,877	$331,179	$94,581	$164,849	$217,391	$322,231

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(2,351,313)	(4,669,233)	485,748	(1,151,188)	(279,412)	(1,308,074)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,705,284	(4,467,470)	(509,478)	(271,874)	1,304,555	(1,219,345)
Net increase (decrease) in net assets resulting from operations	(111,152)	(8,805,524)	70,851	(1,258,213)	1,242,534	(2,205,188)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(270,439)	(142,770)	(163,276)	(72,516)	(251,560)	(167,600)

Capital gains	—	(43,093)	—	(85,560)	—	—
Total dividends and distributions	(270,439)	(185,863)	(163,276)	(158,076)	(251,560)	(167,600)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	67,183,520	28,772,026	4,833,393	29,116,174	2,457,814	30,625,387

Cost of shares redeemed	(44,389,804)	(14,820,936)	(17,835,880)	(12,866,365)	(6,779,603)	(12,595,898)
Net increase (decrease) in net assets resulting from capital share transactions	22,793,716	13,951,090	(13,002,487)	16,249,809	(4,321,789)	18,029,489
Net Increase (Decrease) in Net Assets	22,412,125	4,959,703	(13,094,912)	14,833,520	(3,330,815)	15,656,701
NET ASSETS:

Beginning of period	$12,846,243	$7,886,540	$17,934,235	$3,100,715	$15,656,801	$100

End of period	$35,258,368	$12,846,243	$4,839,323	$17,934,235	$12,325,986	$15,656,801
Undistributed net investment income included in net assets at end of period	$525,517	$167,716	$106,486	$94,245	$144,722	$101,479
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	650,000	300,000	550,000	100,000	700,000	4

Shares created	2,750,000	1,000,000	150,000	850,000	100,000	1,200,000

Shares redeemed	(1,900,000)	(650,000)	(550,000)	(400,000)	(300,000)	(500,004)
Shares outstanding, end of period	1,500,000	650,000	150,000	550,000	500,000	700,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	165

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan Hedged Real Estate Fund		WisdomTree Japan Hedged SmallCap Equity Fund		WisdomTree Japan SmallCap Dividend Fund
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$757,558	$1,192,964	$1,748,987	$2,101,880	$7,944,600	$5,625,589

Net realized gain (loss) on investments, futures contracts, payments by sub-advisor, foreign currency contracts and foreign currency related transactions	7,361,480	(5,986,846)	318,061	(7,399,935)	46,785,001	14,509,856

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(13,349,272)	12,572,581	12,055,530	(5,722,820)	30,712,413	(9,186,611)
Net increase (decrease) in net assets resulting from operations	(5,230,234)	7,778,699	14,122,578	(11,020,875)	85,442,014	10,948,834
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(8,603,684)	(531,873)	(1,523,152)	(1,876,401)	(7,628,997)	(4,387,792)

Capital gains	—	(1,039,401)	—	(4,667,763)	—	—
Total dividends and distributions	(8,603,684)	(1,571,274)	(1,523,152)	(6,544,164)	(7,628,997)	(4,387,792)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	13,712,759	136,185,687	45,432,986	117,861,175	168,620,716	190,910,353

Cost of shares redeemed	(146,227,993)	(23,379,300)	(33,055,673)	(127,474,420)	(194,160,996)	(61,091,211)
Net increase (decrease) in net assets resulting from capital share transactions	(132,515,234)	112,806,387	12,377,313	(9,613,245)	(25,540,280)	129,819,142
Net Increase (Decrease) in Net Assets	(146,349,152)	119,013,812	24,976,739	(27,178,284)	52,272,737	136,380,184
NET ASSETS:

Beginning of year	$150,993,229	$31,979,417	$90,583,808	$117,762,092	$423,030,764	$286,650,580

End of year	$4,644,077	$150,993,229	$115,560,547	$90,583,808	$475,303,501	$423,030,764
Undistributed (Distributions in excess of) net investment income included in net assets at end of year	$(3,668)	$1,139,515	$1,795,813	$969,444	$4,598,218	$3,493,019
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	5,850,000	1,150,000	2,900,000	3,500,000	7,650,000	5,300,000

Shares created	550,000	5,600,000	1,300,000	3,400,000	2,700,000	3,500,000

Shares redeemed	(6,050,000)	(900,000)	(1,100,000)	(4,000,000)	(3,200,000)	(1,150,000)
Shares outstanding, end of year	350,000	5,850,000	3,100,000	2,900,000	7,150,000	7,650,000

See Notes to Financial Statements.

166	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree United Kingdom Hedged Equity Fund
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,017,348	$1,482,299

Net realized gain on investments, foreign currency contracts and foreign currency related transactions	1,069,376	988,045

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,089,831	(4,765,631)
Net increase (decrease) in net assets resulting from operations	5,176,555	(2,295,287)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(913,136)	(1,234,508)

Capital gains	(3,638,511)	(435,498)

Return of capital	(187,114)	—
Total dividends and distributions	(4,738,761)	(1,670,006)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,632,623	11,464,154

Cost of shares redeemed	(14,071,228)	(8,003,902)
Net increase (decrease) in net assets resulting from capital share transactions	(10,438,605)	3,460,252
Net Decrease in Net Assets	(10,000,811)	(505,041)
NET ASSETS:

Beginning of year	$27,902,099	$28,407,140

End of year	$17,901,288	$27,902,099
Undistributed net investment income included in net assets at end of year	$—	$105,641
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	1,200,000	1,100,000

Shares created	150,000	450,000

Shares redeemed	(600,000)	(350,000)
Shares outstanding, end of year	750,000	1,200,000

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	167

Financial Highlights

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Australia Dividend Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$48.31	$54.04	$61.26	$64.33	$55.87
Investment operations:
Net investment income[1]	1.93	1.71	2.37	2.32	2.60
Net realized and unrealized gain (loss)	7.68	(5.70)	(7.40)	(2.81)	8.44
Total from investment operations	9.61	(3.99)	(5.03)	(0.49)	11.04
Dividends to shareholders:
Net investment income	(2.11)	(1.74)	(2.19)	(2.58)	(2.58)
Net asset value, end of period	$55.81	$48.31	$54.04	$61.26	$64.33

TOTAL RETURN[2]	20.24%	(7.17)%	(8.30)%	(0.59)%	20.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$36,274	$33,817	$48,638	$55,138	$77,193
Ratios to average net assets of:
Expenses	0.58%	0.58%	0.59%[3]	0.58%[4]	0.58%[4]
Net investment income	3.73%	3.58%	4.09%	3.86%[4]	4.71%[4]
Portfolio turnover rate[5]	30%	41%	26%	27%	31%

WisdomTree Europe Hedged Equity Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013[6]
Net asset value, beginning of period	$52.04	$66.16	$56.40	$49.86	$43.93
Investment operations:
Net investment income[1]	1.70	1.29	1.14	1.31	0.89
Net realized and unrealized gain (loss)	10.59	(10.26)	11.83	6.35	5.96
Total from investment operations	12.29	(8.97)	12.97	7.66	6.85
Dividends and distributions to shareholders:
Net investment income	(1.53)	(1.35)	(1.19)	(1.12)	(0.92)
Capital gains	—	(3.80)	(2.02)	—	—
Total dividends and distributions to shareholders	(1.53)	(5.15)	(3.21)	(1.12)	(0.92)
Net asset value, end of period	$62.80	$52.04	$66.16	$56.40	$49.86

TOTAL RETURN[2]	24.20%	(13.85)%	24.02%	15.73%	16.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,300,174	$13,716,953	$17,544,485	$1,060,319	$164,527
Ratios to average net assets of:
Expenses, net of expense waivers	0.58%	0.58%	0.59%[3]	0.58%[4]	0.58%[4,7]
Expenses, prior to expense waivers	0.58%	0.58%	0.59%[3]	0.58%[4]	0.73%[4,7]
Net investment income	3.13%	2.19%	1.91%	2.43%[4]	2.01%[4,7]
Portfolio turnover rate[5]	24%	29%	12%	28%	43%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe Hedged Equity Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[6]

The information reflects the investment objective and strategy of the WisdomTree International Hedged Equity Fund through August 29, 2012 and the investment objective and strategy of the WisdomTree Europe Hedged Equity Fund thereafter.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

See Notes to Financial Statements.

168	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged SmallCap Equity Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period March 4, 2015* through March 31, 2015
Net asset value, beginning of period	$23.90	$25.94	$24.87
Investment operations:
Net investment income[1]	0.81	0.61	0.13
Net realized and unrealized gain (loss)	4.25	(1.57)	0.94
Total from investment operations	5.06	(0.96)	1.07
Dividends and distributions to shareholders:
Net investment income	(0.67)	(1.02)	—
Capital gains	—	(0.06)	—
Total dividends and distributions to shareholders	(0.67)	(1.08)	—
Net asset value, end of period	$28.29	$23.90	$25.94

TOTAL RETURN[2]	21.62%	(3.79)%	4.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$155,594	$267,708	$125,829
Ratios to average net assets of:
Expenses	0.58%	0.58%	0.58%[3]
Net investment income	3.27%	2.47%	6.87%[3]
Portfolio turnover rate[4]	41%	39%	1%

WisdomTree Europe Quality Dividend Growth Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period May 7, 2014* through March 31, 2015
Net asset value, beginning of period	$22.32	$23.18	$25.10
Investment operations:
Net investment income[1]	0.48	0.48	0.37
Net realized and unrealized gain (loss)	0.88	(0.89)	(1.96)
Total from investment operations	1.36	(0.41)	(1.59)
Dividends to shareholders:
Net investment income	(0.51)	(0.45)	(0.33)
Net asset value, end of period	$23.17	$22.32	$23.18
TOTAL RETURN[2]	6.24%	(1.83)%	(6.35)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,377	$17,854	$11,591
Ratios to average net assets of:
Expenses	0.58%	0.58%[5]	0.58%[3]
Net investment income	2.19%	2.13%	1.75%[3]
Portfolio turnover rate[4]	35%	54%	21%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[5]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	169

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$57.01	$55.63	$62.23	$41.98	$38.22
Investment operations:
Net investment income[1]	2.04	1.45	1.94	0.73	1.32
Net realized and unrealized gain (loss)	2.32	1.49	(7.03)	20.90	3.82
Total from investment operations	4.36	2.94	(5.09)	21.63	5.14
Dividends to shareholders:
Net investment income	(2.21)	(1.56)	(1.51)	(1.38)	(1.38)
Net asset value, end of period	$59.16	$57.01	$55.63	$62.23	$41.98

TOTAL RETURN[2]	7.97%	5.25%	(8.26)%	53.06%	14.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$774,999	$1,125,935	$853,874	$1,446,871	$60,874
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.58%	0.58%[4]	0.59%[5]	0.58%[6]	0.58%[6]
Expenses, prior to expense waivers	0.58%	0.59%[4]	0.59%[5]	0.58%[6]	0.58%[6]
Net investment income	3.68%	2.59%	3.40%	1.29%[6]	3.52%[6]
Portfolio turnover rate[7]	45%	50%	42%	24%	48%

WisdomTree Germany Hedged Equity Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period October 17, 2013* through March 31, 2014
Net asset value, beginning of period	$25.54	$31.38	$26.98	$25.01
Investment operations:
Net investment income (loss)[1]	0.84	0.60	0.16	(0.00)[8]
Net realized and unrealized gain (loss)	4.99	(5.05)	5.90	1.97
Total from investment operations	5.83	(4.45)	6.06	1.97
Dividends and distributions to shareholders:
Net investment income	(0.97)	(0.73)	(0.41)	—
Capital gains	—	(0.66)	(1.25)	—
Total dividends and distributions to shareholders	(0.97)	(1.39)	(1.66)	—
Net asset value, end of period	$30.40	$25.54	$31.38	$26.98

TOTAL RETURN[2]	23.62%	(14.44)%	23.70%	7.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$124,648	$200,501	$291,816	$9,443
Ratios to average net assets of:
Expenses	0.48%	0.48%	0.49%[9]	0.48%[6]
Net investment income (loss)	3.14%	2.18%	0.55%	(0.00)%[6,10]
Portfolio turnover rate[7]	28%	38%	11%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]

Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58%.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[6]	Annualized.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[8]	Amount represents less than $0.005.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[10]	Amount represents less than 0.005%.

See Notes to Financial Statements.

170	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Hedged Dividend Fund	For the Year Ended March 31, 2017	For the Period June 4, 2015* through March 31, 2016
Net asset value, beginning of period	$21.49	$24.76
Investment operations:
Net investment income[1]	0.72	0.42
Net realized and unrealized gain (loss)	2.96	(3.39)
Total from investment operations	3.68	(2.97)
Dividends to shareholders:
Net investment income	(0.54)	(0.30)
Net asset value, end of period	$24.63	$21.49

TOTAL RETURN[2]	17.36%	(12.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,927	$4,299
Ratios to average net assets of:
Expenses	0.44%	0.44%[3,4]
Net investment income	3.15%	2.29%[3]
Portfolio turnover rate[5]	30%	61%

WisdomTree Global ex-U.S. Hedged Real Estate Fund	For the Year Ended March 31, 2017	For the Period October 29, 2015* through March 31, 2016
Net asset value, beginning of period	$24.37	$24.79
Investment operations:
Net investment income[1]	0.95	0.28
Net realized and unrealized gain (loss)	1.90	(0.55)
Total from investment operations	2.85	(0.27)
Dividends to shareholders:
Net investment income	(1.38)	(0.15)
Net asset value, end of period	$25.84	$24.37

TOTAL RETURN[2]	12.17%[6]	(1.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,584	$2,437
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%	0.43%[3]
Expenses, prior to expense waivers	0.58%	0.58%[3]
Net investment income	3.83%	2.78%[3]
Portfolio turnover rate[5]	28%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global ex-U.S. Hedged Real Estate Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[6]

Includes a voluntary reimbursement from the sub-adviser for investment losses on certain foreign exchange transactions during the year. Excluding this voluntary reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	171

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$38.41	$43.79	$49.23	$42.13	$41.64
Investment operations:
Net investment income[1]	1.48	1.64	2.00	2.06	1.82
Net realized and unrealized gain (loss)	1.34	(5.41)	(5.53)	7.11	0.45
Total from investment operations	2.82	(3.77)	(3.53)	9.17	2.27
Dividends to shareholders:
Net investment income	(1.51)	(1.61)	(1.91)	(2.07)	(1.78)
Net asset value, end of period	$39.72	$38.41	$43.79	$49.23	$42.13

TOTAL RETURN[2]	7.56%	(8.83)%	(7.41)%	22.58%	5.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$200,568	$230,483	$324,083	$349,545	$349,681
Ratios to average net assets[3] of:
Expenses[4]	0.58%	0.58%[5]	0.59%[6]	0.58%[7]	0.58%[7]
Net investment income	3.86%	3.99%	4.23%	4.54%[7]	4.58%[7]
Portfolio turnover rate[8]	30%	40%	44%	36%	50%

WisdomTree International Equity Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$45.90	$51.67	$54.47	$47.77	$44.53
Investment operations:
Net investment income[1]	1.59	1.68	1.92	2.27	1.63
Net realized and unrealized gain (loss)	3.68	(5.79)	(2.86)	6.72	3.22
Total from investment operations	5.27	(4.11)	(0.94)	8.99	4.85
Dividends to shareholders:
Net investment income	(1.60)	(1.66)	(1.86)	(2.29)	(1.61)
Net asset value, end of period	$49.57	$45.90	$51.67	$54.47	$47.77

TOTAL RETURN[2]	11.75%	(8.15)%	(1.83)%	19.43%	11.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$703,948	$621,932	$645,832	$569,188	$458,607
Ratios to average net assets[3] of:
Expenses[4]	0.48%	0.48%[5]	0.49%[9]	0.48%[7]	0.48%[7]
Net investment income	3.41%	3.47%	3.63%	4.41%[7]	3.75%[7]
Portfolio turnover rate[8]	14%	13%	19%	21%	20%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[7]	Annualized.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

172	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged Quality Dividend Growth Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period May 7, 2014* through March 31, 2015
Net asset value, beginning of period	$25.73	$26.99	$24.90
Investment operations:
Net investment income[1]	0.56	0.71	0.90
Net realized and unrealized gain (loss)	2.80	(1.17)	2.18
Total from investment operations	3.36	(0.46)	3.08
Dividends and distributions to shareholders:
Net investment income	(0.70)	(0.55)	(0.23)
Capital gains	—	(0.25)	(0.76)
Total dividends and distributions to shareholders	(0.70)	(0.80)	(0.99)
Net asset value, end of period	$28.39	$25.73	$26.99

TOTAL RETURN[2]	13.26%	(1.73)%	12.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$479,727	$732,050	$206,452
Ratios to average net assets of:
Expenses	0.58%	0.58%[3]	0.58%[4]
Net investment income	2.14%	2.75%	3.89%[4]
Portfolio turnover rate[5]	53%	48%	14%

WisdomTree International High Dividend Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$37.59	$43.28	$47.62	$41.39	$38.64
Investment operations:
Net investment income[1]	1.63	1.65	1.94	2.57	1.74
Net realized and unrealized gain (loss)	2.79	(5.70)	(4.41)	6.14	2.70
Total from investment operations	4.42	(4.05)	(2.47)	8.71	4.44
Dividends to shareholders:
Net investment income	(1.62)	(1.64)	(1.87)	(2.48)	(1.69)
Net asset value, end of period	$40.39	$37.59	$43.28	$47.62	$41.39

TOTAL RETURN[2]	12.09%	(9.60)%	(5.41)%	21.82%	12.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$250,392	$257,467	$337,620	$304,753	$209,010
Ratios to average net assets[6] of:
Expenses[7]	0.58%	0.58%[3]	0.59%[8]	0.58%[4]	0.58%[4]
Net investment income	4.28%	4.09%	4.24%	5.71%[4]	4.58%[4]
Portfolio turnover rate[5]	29%	21%	20%	26%	31%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree International High Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	173

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International LargeCap Dividend Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$42.14	$48.67	$51.68	$45.77	$42.89
Investment operations:
Net investment income[1]	1.54	1.59	1.88	2.35	1.59
Net realized and unrealized gain (loss)	3.32	(6.58)	(3.09)	5.79	2.84
Total from investment operations	4.86	(4.99)	(1.21)	8.14	4.43
Dividends to shareholders:
Net investment income	(1.55)	(1.54)	(1.80)	(2.23)	(1.55)
Net asset value, end of period	$45.45	$42.14	$48.67	$51.68	$45.77

TOTAL RETURN[2]	11.79%	(10.49)%	(2.47)%	18.35%	10.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$359,074	$366,613	$355,273	$315,276	$210,541
Ratios to average net assets[3] of:
Expenses[4]	0.48%	0.48%[5]	0.49%[6]	0.48%[7]	0.48%[7]
Net investment income	3.59%	3.51%	3.72%	4.77%[7]	3.77%[7]
Portfolio turnover rate[8]	15%	19%	12%	15%	19%

WisdomTree International MidCap Dividend Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$55.82	$58.65	$60.03	$51.77	$48.10
Investment operations:
Net investment income[1]	1.60	1.64	1.81	1.83	1.51
Net realized and unrealized gain (loss)	4.03	(2.85)	(1.45)	8.31	3.68
Total from investment operations	5.63	(1.21)	0.36	10.14	5.19
Dividends to shareholders:
Net investment income	(1.57)	(1.62)	(1.74)	(1.88)	(1.52)
Net asset value, end of period	$59.88	$55.82	$58.65	$60.03	$51.77

TOTAL RETURN[2]	10.34%	(2.12)%	0.57%	20.22%	11.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$179,626	$153,512	$155,414	$141,082	$119,069
Ratios to average net assets[3] of:
Expenses[4]	0.58%	0.58%[5]	0.59%[9]	0.58%[7]	0.58%[7]
Net investment income	2.87%	2.91%	3.09%	3.27%[7]	3.23%[7]
Portfolio turnover rate[8]	31%	24%	29%	22%	38%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[7]	Annualized.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

174	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Quality Dividend Growth Fund	For the Period April 7, 2016* through March 31, 2017
Net asset value, beginning of period	$24.86
Investment operations:
Net investment income[1]	0.73
Net realized and unrealized gain	1.02
Total from investment operations	1.75
Dividends to shareholders:
Net investment income	(0.47)
Net asset value, end of period	$26.14

TOTAL RETURN[2]	7.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,149
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%[3]
Expenses, prior to expense waivers	0.48%[3]
Net investment income	2.97%[3]
Portfolio turnover rate[4]	38%

WisdomTree International SmallCap Dividend Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$58.98	$59.21	$64.84	$55.38	$49.33
Investment operations:
Net investment income[1]	1.97	1.64	1.91	1.91	1.82
Net realized and unrealized gain (loss)	6.22	(0.31)	(5.67)	9.97	6.09
Total from investment operations	8.19	1.33	(3.76)	11.88	7.91
Dividends to shareholders:
Net investment income	(1.99)	(1.56)	(1.87)	(2.42)	(1.86)
Net asset value, end of period	$65.18	$58.98	$59.21	$64.84	$55.38

TOTAL RETURN[2]	14.24%	2.26%	(5.87)%	22.26%	16.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,284,036	$1,099,977	$917,778	$923,997	$562,133
Ratios to average net assets[5] of:
Expenses[6]	0.58%	0.58%[7]	0.59%[8]	0.58%[3]	0.58%[3]
Net investment income	3.27%	2.82%	3.16%	3.20%[3]	3.76%[3]
Portfolio turnover rate[4]	38%	48%	25%	42%	56%
*	Commencement of operations.
[1]	Based on average shares outstanding.
[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.
[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[7]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.
[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	175

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Capital Goods Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$21.04	$27.77	$24.11
Investment operations:
Net investment income[1]	0.66	0.45	0.38
Net realized and unrealized gain (loss)	3.49	(6.01)	6.51
Total from investment operations	4.15	(5.56)	6.89
Dividends and distributions to shareholders:
Net investment income	(0.29)	(0.36)	(0.34)
Capital gains	—	(0.81)	(2.89)
Total dividends and distributions to shareholders	(0.29)	(1.17)	(3.23)
Net asset value, end of period	$24.90	$21.04	$27.77

TOTAL RETURN[2]	20.06%	(20.72)%	29.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$27,395	$3,156	$2,777
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%	0.47%[3]	0.43%[4]
Expenses, prior to expense waivers	0.48%	0.48%	0.48%[4]
Net investment income	2.73%	1.79%	1.47%[4]
Portfolio turnover rate[5]	12%	13%	35%

WisdomTree Japan Hedged Equity Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$43.85	$55.03	$47.50	$42.95	$36.66
Investment operations:
Net investment income[1]	0.86	0.80	0.91	0.88	1.54
Net realized and unrealized gain (loss)	6.67	(9.00)	12.34	4.91	5.30
Total from investment operations	7.53	(8.20)	13.25	5.79	6.84
Dividends and distributions to shareholders:
Net investment income	(0.98)	(0.76)	(0.94)	(0.62)	(0.55)
Capital gains	—	(2.22)	(4.78)	(0.62)	—
Total dividends and distributions to shareholders	(0.98)	(2.98)	(5.72)	(1.24)	(0.55)
Net asset value, end of period	$50.40	$43.85	$55.03	$47.50	$42.95

TOTAL RETURN[2]	17.45%	(15.64)%	29.30%	13.48%	19.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$8,411,670	$9,737,132	$15,806,850	$11,441,824	$5,632,633
Ratios to average net assets of:
Expenses	0.48%	0.48%	0.49%[6]	0.48%[4]	0.48%[4]
Net investment income	1.91%	1.52%	1.81%	1.84%[4]	4.22%[4]
Portfolio turnover rate[5]	37%	27%	31%	24%	36%
*	Commencement of operations.
[1]	Based on average shares outstanding.
[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Japan Hedged Capital Goods Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	During the period, the investment advisor had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waiver expired and was not renewed.
[4]	Annualized.
[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

176	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Financials Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$19.76	$26.29	$23.83
Investment operations:
Net investment income[1]	0.49	0.39	0.45
Net realized and unrealized gain (loss)	3.57	(6.72)	5.44
Total from investment operations	4.06	(6.33)	5.89
Dividends and distributions to shareholders:
Net investment income	(0.31)	(0.15)	(0.22)
Capital gains	—	(0.05)	(3.21)
Total dividends and distributions to shareholders	(0.31)	(0.20)	(3.43)
Net asset value, end of period	$23.51	$19.76	$26.29

TOTAL RETURN[2]	20.99%	(24.30)%	25.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$35,258	$12,846	$7,887
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%	0.47%[3]	0.43%[4]
Expenses, prior to expense waivers	0.48%	0.48%	0.48%[4]
Net investment income	2.16%	1.46%	1.80%[4]
Portfolio turnover rate[5]	20%	21%	29%

WisdomTree Japan Hedged Health Care Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$32.61	$31.01	$24.20
Investment operations:
Net investment income[1]	0.28	0.43	0.32
Net realized and unrealized gain (loss)	(0.03)	1.49	10.50
Total from investment operations	0.25	1.92	10.82
Dividends and distributions to shareholders:
Net investment income	(0.60)	(0.18)	(0.13)
Capital gains	—	(0.14)	(3.88)
Total dividends and distributions to shareholders	(0.60)	(0.32)	(4.01)
Net asset value, end of period	$32.26	$32.61	$31.01

TOTAL RETURN[2]	0.79%	6.16%	48.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,839	$17,934	$3,101
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%	0.48%[3]	0.43%[4]
Expenses, prior to expense waivers	0.48%	0.48%	0.48%[4]
Net investment income	0.87%	1.32%	1.24%[4]
Portfolio turnover rate[5]	27%	25%	29%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	During the period, the investment advisor had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waiver expired and was not renewed.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	177

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Quality Dividend Growth Fund	For the Year Ended March 31, 2017	For the Period April 9, 2015* through March 31, 2016
Net asset value, beginning of period	$22.37	$25.59
Investment operations:
Net investment income[1]	0.41	0.45
Net realized and unrealized gain (loss)	2.37	(3.43)
Total from investment operations	2.78	(2.98)
Dividends to shareholders:
Net investment income	(0.50)	(0.24)
Net asset value, end of period	$24.65	$22.37

TOTAL RETURN[2]	12.60%	(11.73)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$12,326	$15,657
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%	0.43%[3]
Expenses, prior to expense waivers	0.48%	0.48%[3]
Net investment income	1.77%	1.88%[3]
Portfolio turnover rate[4]	37%	40%

WisdomTree Japan Hedged Real Estate Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$25.81	$27.81	$24.32
Investment operations:
Net investment income[1]	0.28	0.63	0.42
Net realized and unrealized gain (loss)	0.25	(1.21)	4.98
Total from investment operations	0.53	(0.58)	5.40
Dividends and distributions to shareholders:
Net investment income	(13.07)	(0.48)	(0.21)
Capital gains	—	(0.94)	(1.70)
Total dividends and distributions to shareholders	(13.07)	(1.42)	(1.91)
Net asset value, end of period	$13.27	$25.81	$27.81

TOTAL RETURN[2]	(0.02)%	(2.21)%	22.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,644	$150,993	$31,979
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%	0.47%[5]	0.43%[3]
Expenses, prior to expense waivers	0.48%	0.48%	0.48%[3]
Net investment income	1.15%	2.43%	1.59%[3]
Portfolio turnover rate[4]	22%	14%	20%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[5]	During the period, the investment advisor had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waiver expired and was not renewed.

See Notes to Financial Statements.

178	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged SmallCap Equity Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period June 28, 2013* through March 31, 2014
Net asset value, beginning of period	$31.24	$33.65	$29.08	$26.17
Investment operations:
Net investment income[1]	0.70	0.41	0.47	0.59
Net realized and unrealized gain (loss)	5.94	(1.59)	6.74	2.38
Total from investment operations	6.64	(1.18)	7.21	2.97
Dividends and distributions to shareholders:
Net investment income	(0.60)	(0.35)	(0.41)	(0.06)
Capital gains	—	(0.88)	(2.23)	—
Total dividends and distributions to shareholders	(0.60)	(1.23)	(2.64)	(0.06)
Net asset value, end of period	$37.28	$31.24	$33.65	$29.08

TOTAL RETURN[2]	21.64%	(3.83)%[3]	25.86%	11.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$115,561	$90,584	$117,762	$75,614
Ratios to average net assets of:
Expenses	0.58%	0.58%	0.59%[4]	0.58%[5]
Net investment income	2.11%	1.20%	1.52%	2.75%[5]
Portfolio turnover rate[6]	48%	45%	41%	19%

WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$55.30	$54.09	$50.28	$48.84	$45.45
Investment operations:
Net investment income[1]	1.11	0.91	0.71	0.72	0.78
Net realized and unrealized gain	11.16	1.00	3.89	1.84	3.58
Total from investment operations	12.27	1.91	4.60	2.56	4.36
Dividends to shareholders:
Net investment income	(1.09)	(0.70)	(0.79)	(1.12)	(0.97)
Net asset value, end of period	$66.48	$55.30	$54.09	$50.28	$48.84

TOTAL RETURN[2]	22.43%	3.51%	9.26%	5.41%	9.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$475,304	$423,031	$286,651	$284,106	$192,914
Ratios to average net assets[7] of:
Expenses[8]	0.58%	0.58%	0.59%[4]	0.58%[5]	0.58%[5]
Net investment income	1.84%	1.65%	1.40%	1.44%[5]	1.84%[5]
Portfolio turnover rate[6]	33%	29%	36%	21%	41%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Japan SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.95% lower.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	179

Financial Highlights (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree United Kingdom Hedged Equity Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period June 28, 2013* through March 31, 2014
Net asset value, beginning of period	$23.25	$25.82	$25.52	$24.99
Investment operations:
Net investment income[1]	1.01	1.08	0.97	1.40
Net realized and unrealized gain (loss)	4.30	(2.42)	0.23	0.91
Total from investment operations	5.31	(1.34)	1.20	2.31
Dividends and distributions to shareholders:
Net investment income	(0.99)	(0.92)	(0.90)	(1.78)
Capital gains	(3.51)	(0.31)	—	—
Return of capital	(0.19)	—	—	—
Total dividends and distributions to shareholders	(4.69)	(1.23)	(0.90)	(1.78)
Net asset value, end of period	$23.87	$23.25	$25.82	$25.52

TOTAL RETURN[2]	24.74%	(5.15)%	4.71%	9.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,901	$27,902	$28,407	$16,590
Ratios to average net assets of:
Expenses	0.48%	0.49%[3]	0.49%[4]	0.48%[5]
Net investment income	4.09%	4.45%	3.75%	6.98%[5]
Portfolio turnover rate[6]	44%	30%	20%	12%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been 0.48%.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

180	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2017, the Trust consisted of 87 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Australia Dividend Fund (“Australia Dividend Fund’’)	June 16, 2006
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	March 4, 2015
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund’’)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	October 17, 2013
WisdomTree Global ex-U.S. Hedged Dividend Fund (“Global ex-U.S. Hedged Dividend Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	June 4, 2015
WisdomTree Global ex-U.S. Hedged Real Estate Fund (“Global ex-U.S. Hedged Real Estate Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	October 29, 2015
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund’’)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund’’)	June 16, 2006
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	May 7, 2014
WisdomTree International High Dividend Fund (“International High Dividend Fund’’)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund’’)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund’’)	June 16, 2006
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund’’)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree Japan Hedged Capital Goods Fund (“Japan Hedged Capital Goods Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	April 8, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	June 16, 2006
WisdomTree Japan Hedged Financials Fund (“Japan Hedged Financials Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	April 8, 2014
WisdomTree Japan Hedged Health Care Fund (“Japan Hedged Health Care Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	April 8, 2014
WisdomTree Japan Hedged Quality Dividend Growth Fund (“Japan Hedged Quality Dividend Growth Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	April 9, 2015
WisdomTree Japan Hedged Real Estate Fund (“Japan Hedged Real Estate Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	April 8, 2014
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	June 28, 2013
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	June 28, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	181

Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except for the Global ex-U.S. Hedged Dividend Growth Fund and Global ex-U.S. Hedged Real Estate Fund, which values foreign currency contracts daily using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity.

182	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing each Fund’s assets:

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$36,093,567	$—	$—
Rights	622	—	—
Investment of Cash Collateral for Securities Loaned	—	2,579,667	—
Total	$36,094,189	$2,579,667	$—
Unrealized Appreciation on Foreign Currency Contracts	—	20	—
Total—Net	$36,094,189	$2,579,687	$—

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	183

Notes to Financial Statements (continued)

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$9,285,671,612	$—	$—
Investment of Cash Collateral for Securities Loaned	—	75,811,360	—
Total	$9,285,671,612	$75,811,360	$—
Unrealized Appreciation on Foreign Currency Contracts	—	9,818,922	—
Unrealized Depreciation on Foreign Currency Contracts	—	(67,858,926)	—
Total - Net	$9,285,671,612	$17,771,356	$—

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$155,680,142	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,644,840	—
Total	$155,680,142	$4,644,840	$—
Unrealized Appreciation on Foreign Currency Contracts	—	26,256	—
Unrealized Depreciation on Foreign Currency Contracts	—	(922,933)	—
Total - Net	$155,680,142	$3,748,163	$—

Europe Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$17,304,123	$—	$—
Investment of Cash Collateral for Securities Loaned	—	42,470	—
Total	$17,304,123	$42,470	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$28,370,058	$—	$0	**
Other*	740,279,569	—	—
Rights	297,823	—	—
Exchange-Traded Fund	3,682,595	—	—
Investment of Cash Collateral for Securities Loaned	—	66,709,316	—
Total	$772,630,045	$66,709,316	$0
Unrealized Appreciation on Foreign Currency Contracts	—	1,478	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,111)	—
Total - Net	$772,630,045	$66,708,683	$0

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$124,174,422	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,085,623	—
Total	$124,174,422	$2,085,623	$—
Unrealized Appreciation on Foreign Currency Contracts	—	35,646	—
Unrealized Depreciation on Foreign Currency Contracts	—	(639,659)	—
Total - Net	$124,174,422	$1,481,610	$—

Global ex-U.S. Hedged Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,809,915	$—	$—
Exchange-Traded Note	88,977	—	—
Investment of Cash Collateral for Securities Loaned	—	23,670	—
Total	$4,898,892	$23,670	$—
Unrealized Appreciation on Foreign Currency Contracts	—	7,914	—
Unrealized Depreciation on Foreign Currency Contracts	—	(21,030)	—
Total - Net	$4,898,892	$10,554	$—

184	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

Global ex-U.S. Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,569,795	$—	$—
Exchange-Traded Note	598	—	—
Investment of Cash Collateral for Securities Loaned	—	19,349	—
Total	$2,570,393	$19,349	$—
Unrealized Appreciation on Foreign Currency Contracts	—	6,994	—
Unrealized Depreciation on Foreign Currency Contracts	—	(6,532)	—
Total—Net	$2,570,393	$19,811	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$199,057,730	$—	$—
Exchange-Traded Fund	149,230	—	—
Investment of Cash Collateral for Securities Loaned	—	7,660,726	—
Total	$199,206,960	$7,660,726	$—

International Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Japan	$119,362,310	$475,413	$—
Other*	580,076,447	—	—
Exchange-Traded Fund	2,084,743	—	—
Investment of Cash Collateral for Securities Loaned	—	21,062,906	—
Total	$701,523,500	$21,538,319	$—
Unrealized Appreciation on Foreign Currency Contracts	—	7,857	—
Unrealized Depreciation on Foreign Currency Contracts	—	(469)	—
Total - Net	$701,523,500	$21,545,707	$—

International Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$478,623,888	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,643,418	—
Total	$478,623,888	$4,643,418	$—
Unrealized Appreciation on Foreign Currency Contracts	—	547,332	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,648,468)	—
Total - Net	$478,623,888	$3,542,282	$—

International High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Japan	$19,917,228	$237,706	$—
Other*	228,376,654	—	—
Rights	18,004	—	—
Investment of Cash Collateral for Securities Loaned	—	7,027,843	—
Total	$248,311,886	$7,265,549	$—
Unrealized Appreciation on Foreign Currency Contracts	—	16	—
Unrealized Depreciation on Foreign Currency Contracts	—	(87)	—
Total - Net	$248,311,886	$7,265,478	$—

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	185

Notes to Financial Statements (continued)

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$355,747,202	$—	$—
Exchange-Traded Fund	864,125	—	—
Investment of Cash Collateral for Securities Loaned	—	7,350,890	—
Total	$356,611,327	$7,350,890	$—
Unrealized Appreciation on Foreign Currency Contracts	—	52	—
Unrealized Depreciation on Foreign Currency Contracts	—	(126)	—
Total - Net	$356,611,327	$7,350,816	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Japan	$40,797,999	$389,138	$—
Other*	137,570,120	—	—
Investment of Cash Collateral for Securities Loaned	—	8,051,031	—
Total	$178,368,119	$8,440,169	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(58)	—
Total - Net	$178,368,119	$8,440,111	$—

International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$9,114,483	$—	$—
Investment of Cash Collateral for Securities Loaned	—	69,737	—
Total	$9,114,483	$69,737	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(1)	—
Total - Net	$9,114,483	$69,736	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$16,233,987	$—	$0	**
Other*	1,250,777,139	—	—
Rights*	273,716	—	—
Exchange-Traded Funds	6,296,425	—	—
Investment of Cash Collateral for Securities Loaned	—	96,197,006	—
Total	$1,273,581,267	$96,197,006	$0
Unrealized Appreciation on Foreign Currency Contracts	—	1,908	—
Unrealized Depreciation on Foreign Currency Contracts	—	(454)	—
Total - Net	$1,273,581,267	$96,198,460	$0

Japan Hedged Capital Goods Fund	Level 1	Level 2	Level 3
Common Stocks*	$27,142,330	$—	$—
Investment of Cash Collateral for Securities Loaned	—	301,870	—
Total	$27,142,330	$301,870	$—
Unrealized Appreciation on Foreign Currency Contracts	—	515	—
Unrealized Depreciation on Foreign Currency Contracts	—	(74,059)	—
Total - Net	$27,142,330	$228,326	$—

186	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Oil, Gas & Consumable Fuels	$15,823,136	$13,394,976	$—
Other*	8,322,241,964	—	—
Investment of Cash Collateral for Securities Loaned	—	221,211,497	—
Total	$8,338,065,100	$234,606,473	$—
Unrealized Appreciation on Foreign Currency Contracts	—	13,566,091	—
Unrealized Depreciation on Foreign Currency Contracts	—	(46,073,660)	—
Total - Net	$8,338,065,100	$202,098,904	$—

Japan Hedged Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$34,730,878	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,480,152	—
Total	$34,730,878	$1,480,152	$—
Unrealized Appreciation on Foreign Currency Contracts	—	703	—
Unrealized Depreciation on Foreign Currency Contracts	—	(159,945)	—
Total - Net	$34,730,878	$1,320,910	$—

Japan Hedged Health Care Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,809,433	$—	$—
Investment of Cash Collateral for Securities Loaned	—	304,788	—
Total	$4,809,433	$304,788	$—
Unrealized Appreciation on Foreign Currency Contracts	—	92	—
Unrealized Depreciation on Foreign Currency Contracts	—	(13,123)	—
Total - Net	$4,809,433	$291,757	$—

Japan Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$12,205,955	$—	$—
Investment of Cash Collateral for Securities Loaned	—	103,985	—
Total	$12,205,955	$103,985	$—
Unrealized Appreciation on Foreign Currency Contracts	—	231	—
Unrealized Depreciation on Foreign Currency Contracts	—	(33,331)	—
Total - Net	$12,205,955	$70,885	$—

Japan Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,576,986	$—	$—
Investment of Cash Collateral for Securities Loaned	—	128,588	—
Total	$4,576,986	$128,588	$—
Unrealized Appreciation on Foreign Currency Contracts	—	37,083	—
Unrealized Depreciation on Foreign Currency Contracts	—	(16,425)	—
Total - Net	$4,576,986	$149,246	$—

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	187

Notes to Financial Statements (continued)

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$113,926,023	$—	$—
Investment of Cash Collateral for Securities Loaned	—	14,962,555	—
Total	$113,926,023	$14,962,555	$—
Unrealized Appreciation on Foreign Currency Contracts	—	43,230	—
Unrealized Depreciation on Foreign Currency Contracts	—	(304,105)	—
Total - Net	$113,926,023	$14,701,680	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$469,909,301	$—	$—
Exchange-Traded Fund	134,092	—	—
Investment of Cash Collateral for Securities Loaned	—	53,840,761	—
Total	$470,043,393	$53,840,761	$—
Unrealized Appreciation on Foreign Currency Contracts	—	460	—
Total - Net	$470,043,393	$53,841,221	$—

United Kingdom Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$17,838,856	$—	$—
Rights	1,509	—	—
Investment of Cash Collateral for Securities Loaned	—	26,525	—
Total	$17,840,365	$26,525	$—
Unrealized Appreciation on Foreign Currency Contracts	—	8,872	—
Unrealized Depreciation on Foreign Currency Contracts	—	(80,951)	—
Total - Net	$17,840,365	$(45,554)	$—

*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and/or country.
**	Security is being fair valued by the Pricing Committee.

The following is a summary of transfers between fair value measurement levels that occurred during fiscal year ended March 31, 2017. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

Transfers from Level 1 to Level 2[1]
International Equity Fund	$235,491
International High Dividend Fund	172,090
International MidCap Dividend Fund	290,777
Japan Hedged Equity Fund	42,007,954
[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market for identical investments as of March 31, 2017.

During the year or period ended March 31, 2017, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the year ended March 31, 2017 which are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at March 31, 2017 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on pages 195 and 196. At March 31, 2017, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

188	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

As of March 31, 2017, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Australia Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$20	Unrealized depreciation on foreign currency contracts	$—
Europe Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	9,818,922	Unrealized depreciation on foreign currency contracts	67,858,926
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	26,256	Unrealized depreciation on foreign currency contracts	922,933
Europe SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1,478	Unrealized depreciation on foreign currency contracts	2,111
Germany Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	35,646	Unrealized depreciation on foreign currency contracts	639,659
Global ex-U.S. Hedged Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	7,914	Unrealized depreciation on foreign currency contracts	21,030
Global ex-U.S. Hedged Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	6,994	Unrealized depreciation on foreign currency contracts	6,532
International Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	7,857	Unrealized depreciation on foreign currency contracts	469
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	547,332	Unrealized depreciation on foreign currency contracts	1,648,468
International High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	16	Unrealized depreciation on foreign currency contracts	87
International LargeCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	52	Unrealized depreciation on foreign currency contracts	126
International MidCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	58
International Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	1
International SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1,908	Unrealized depreciation on foreign currency contracts	454
Japan Hedged Capital Goods Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	515	Unrealized depreciation on foreign currency contracts	74,059
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	13,566,091	Unrealized depreciation on foreign currency contracts	46,073,660
Japan Hedged Financials Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	703	Unrealized depreciation on foreign currency contracts	159,945

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	189

Notes to Financial Statements (continued)

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Japan Hedged Health Care Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$92	Unrealized depreciation on foreign currency contracts	$13,123
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	231	Unrealized depreciation on foreign currency contracts	33,331
Japan Hedged Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	37,083	Unrealized depreciation on foreign currency contracts	16,425
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	43,230	Unrealized depreciation on foreign currency contracts	304,105
Japan SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	460	Unrealized depreciation on foreign currency contracts	—
United Kingdom Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	8,872	Unrealized depreciation on foreign currency contracts	80,951

For the fiscal year or period ended March 31, 2017, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Australia Dividend Fund
Foreign exchange contracts	$(2,258)	$20
Europe Hedged Equity Fund
Foreign exchange contracts	186,530,003	588,408,558
Equity contracts	1,734,240	—
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	5,375,825	11,271,501
Europe Quality Dividend Growth Fund
Foreign exchange contracts	6,655	—
Europe SmallCap Dividend Fund
Foreign exchange contracts	504,908	(1,489)
Germany Hedged Equity Fund
Foreign exchange contracts	3,379,846	8,547,181
Global ex-U.S. Hedged Dividend Fund
Foreign exchange contracts	61,302	135,209
Global ex-U.S. Hedged Real Estate Fund
Foreign exchange contracts	(14,530)	77,415
International Dividend ex-Financials Fund
Foreign exchange contracts	(50,850)	(431)
International Equity Fund
Foreign exchange contracts	(406,429)	7,815
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	8,739,587	25,918,739
International High Dividend Fund
Foreign exchange contracts	(86,996)	(22)
International LargeCap Dividend Fund
Foreign exchange contracts	(112,894)	221
International MidCap Dividend Fund
Foreign exchange contracts	(33,605)	(58)
International Quality Dividend Growth Fund[3]
Foreign exchange contracts	347	(1)

190	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
International SmallCap Dividend Fund
Foreign exchange contracts	$106,911	$11,897
Japan Hedged Capital Goods Fund
Foreign exchange contracts	(1,254,764)	(63,756)
Japan Hedged Equity Fund
Foreign exchange contracts	(242,992,754)	(539,293)
Japan Hedged Financials Fund
Foreign exchange contracts	(2,017,426)	(118,622)
Japan Hedged Health Care Fund
Foreign exchange contracts	(422,897)	44,205
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	(414,147)	16,395
Japan Hedged Real Estate Fund
Foreign exchange contracts	(12,839,700)	482,295
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	(2,780,068)	(34,098)
Japan SmallCap Dividend Fund
Foreign exchange contracts	(145,477)	460
Equity contracts	195,138	—
United Kingdom Hedged Equity Fund
Foreign exchange contracts	2,684,256	834,243

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts and foreign currency related transactions
Equity contracts	Net realized gain (loss) from futures contracts
[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies

[3]	For the period April 7, 2016 (commencement of operations) through March 31, 2017.

During the fiscal year or period ended March 31, 2017, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Futures contracts (long)
Australia Dividend Fund
Foreign exchange contracts	$—	$4,173	$—
Europe Hedged Equity Fund
Equity contracts	—	—	12,162,484	[2]
Foreign exchange contracts	10,710,279,149	20,934,813,899	—
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	215,840,761	424,006,682	—
Europe Quality Dividend Growth Fund
Foreign exchange contracts	360	4,160	—
Europe SmallCap Dividend Fund
Foreign exchange contracts	244,795	105,435	—
Germany Hedged Equity Fund
Foreign exchange contracts	159,545,426	312,399,409	—
Global ex-U.S. Hedged Dividend Fund
Foreign exchange contracts	4,480,500	8,984,917	—

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	191

Notes to Financial Statements (continued)

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Futures contracts (long)
Global ex-U.S. Hedged Real Estate Fund
Foreign exchange contracts	$2,467,771	$4,950,062	$—
International Dividend ex-Financials Fund
Foreign exchange contracts	—	51,125	—
International Equity Fund
Foreign exchange contracts	239,638	224,232	—
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	528,415,805	1,026,893,907	—
International High Dividend Fund
Foreign exchange contracts	70,146	76,650	—
International LargeCap Dividend Fund
Foreign exchange contracts	—	112,641	—
International MidCap Dividend Fund
Foreign exchange contracts	11,749	106,900	—
International Quality Dividend Growth Fund[1]
Foreign exchange contracts	—	782	—
International SmallCap Dividend Fund
Foreign exchange contracts	272,179	405,251	—
Japan Hedged Capital Goods Fund
Foreign exchange contracts	10,257,370	20,487,621	—
Japan Hedged Equity Fund
Foreign exchange contracts	8,319,871,994	16,311,127,088	—
Japan Hedged Financials Fund
Foreign exchange contracts	27,992,328	52,817,741	—
Japan Hedged Health Care Fund
Foreign exchange contracts	12,610,990	23,522,128	—
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	12,944,137	25,500,240	—
Japan Hedged Real Estate Fund
Foreign exchange contracts	82,024,424	151,611,958	—
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	85,774,040	170,117,838	—
Japan SmallCap Dividend Fund
Equity contracts	—	—	1,297,712	[2]
Foreign exchange contracts	—	206,575	—
United Kingdom Hedged Equity Fund
Foreign exchange contracts	25,871,067	50,507,204	—
[1]	For the period April 7, 2016 (commencement of operations) through March 31, 2017.

[2]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date. Foreign dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income including amortization of premiums and discounts, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from foreign currency contracts and

192	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds, other than the Currency Hedged Equity Funds, utilized forward foreign currency contracts (‘‘Forward Contracts’’) primarily to facilitate foreign security settlements. The Currency Hedged Equity Funds utilized Forward Contracts primarily to obtain net short exposure to foreign currencies consistent with each Currency Hedged Equity Fund’s investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net change in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold and included in net realized gains (loss) from foreign currency contracts and foreign currency related transactions on the Statements of Operations.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	193

Notes to Financial Statements (continued)

Futures Contracts — The Europe Hedged Equity Fund and the Japan SmallCap Dividend Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with each Fund’s investment objective during each Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

194	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2017, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
Fund	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Australia Dividend Fund
Securities Lending	$3,002,671	$—	$(3,002,671)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	20	—	—	20	—	—	—	—
Europe Hedged Equity Fund
Securities Lending	75,377,643	—	(75,377,643)[1]	—	—	—	—	—
Foreign Currency Contracts	9,818,922	(5,508,998)	—	4,309,924	67,858,926	(5,508,998)	—	62,349,928
Europe Hedged SmallCap Equity Fund
Securities Lending	7,270,195	—	(7,270,195)[1]	—	—	—	—	—
Foreign Currency Contracts	26,256	—	—	26,256	922,933	—	—	922,933
Europe Quality Dividend Growth Fund
Securities Lending	105,021	—	(105,021)[1]	—	—	—	—	—
Europe SmallCap Dividend Fund
Securities Lending	72,826,924	—	(72,826,924)[1]	—	—	—	—	—
Foreign Currency Contracts	1,478	—	—	1,478	2,111	—	—	2,111
Germany Hedged Equity Fund
Securities Lending	3,151,257	—	(3,151,257)[1]	—	—	—	—	—
Foreign Currency Contracts	35,646	(34,429)	—	1,217	639,659	(34,429)	—	605,230
Global ex-U.S. Hedged Dividend Fund
Securities Lending	32,306	—	(32,306)[1]	—	—	—	—	—
Foreign Currency Contracts	7,914	(63)	—	7,851	21,030	(63)	—	20,967
Global ex-U.S. Hedged Real Estate Fund
Securities Lending	78,898	—	(78,898)[1]	—	—	—	—	—
Foreign Currency Contracts	6,994	(19)	—	6,975	6,532	(19)	—	6,513
International Dividend ex-Financials Fund
Securities Lending	7,285,882	—	(7,285,882)[1]	—	—	—	—	—
International Equity Fund
Securities Lending	22,672,953	—	(22,672,953)[1]	—	—	—	—	—
Foreign Currency Contracts	7,857	—	—	7,857	469	—	—	469

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	195

Notes to Financial Statements (continued)

	Assets				Liabilities
Fund	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
International Hedged Quality Dividend Growth Fund
Securities Lending	$6,220,756	$—	$(6,220,756)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	547,332	—	—	547,332	1,648,468	—	—	1,648,468
International High Dividend Fund
Securities Lending	8,264,068	—	(8,264,068)[1]	—	—	—	—	—
Foreign Currency Contracts	16	—	—	16	87	—	—	87
International LargeCap Dividend Fund
Securities Lending	7,386,892	—	(7,386,892)[1]	—	—	—	—	—
Foreign Currency Contracts	52	—	—	52	126	—	—	126
International MidCap Dividend Fund
Securities Lending	9,349,291	—	(9,349,291)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	58	—	—	58
International Quality Dividend Growth Fund
Securities Lending	83,824	—	(83,824)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	1	—	—	1
International SmallCap Dividend Fund
Securities Lending	119,980,488	—	(119,980,488)[1]	—	—	—	—	—
Foreign Currency Contracts	1,908	—	—	1,908	454	—	—	454
Japan Hedged Capital Goods Fund
Securities Lending	286,805	—	(286,805)[1]	—	—	—	—	—
Foreign Currency Contracts	515	—	—	515	74,059	—	—	74,059
Japan Hedged Equity Fund
Securities Lending	297,120,978	—	(297,120,978)[1]	—	—	—	—	—
Foreign Currency Contracts	13,566,091	(6,413,246)	—	7,152,845	46,073,660	(6,413,246)	—	39,660,414
Japan Hedged Financials Fund
Securities Lending	1,858,429	—	(1,858,429)[1]	—	—	—	—	—
Foreign Currency Contracts	703	—	—	703	159,945	—	—	159,945
Japan Hedged Health Care Fund
Securities Lending	336,852	—	(336,852)[1]	—	—	—	—	—
Foreign Currency Contracts	92	—	—	92	13,123	—	—	13,123
Japan Hedged Quality Dividend Growth Fund
Securities Lending	119,399	—	(119,399)[1]	—	—	—	—	—
Foreign Currency Contracts	231	—	—	231	33,331	—	—	33,331
Japan Hedged Real Estate Fund
Securities Lending	137,003	—	(137,003)[1]	—	—	—	—	—
Foreign Currency Contracts	37,083	—	—	37,083	16,425	—	—	16,425
Japan Hedged SmallCap Equity Fund
Securities Lending	17,235,823	—	(17,235,823)[1]	—	—	—	—	—
Foreign Currency Contracts	43,230	(41,424)	—	1,806	304,105	(41,424)	—	262,681
Japan SmallCap Dividend Fund
Securities Lending	62,101,496	—	(62,101,496)[1]	—	—	—	—	—
Foreign Currency Contracts	460	—	—	460	—	—	—	—
United Kingdom Hedged Equity Fund
Securities Lending	26,937	—	(26,937)[1]	—	—	—	—	—
Foreign Currency Contracts	8,872	(110)	—	8,762	80,951	(110)	—	80,841
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are

196	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (‘‘MCM’’) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for an annual fee, accrued daily and paid monthly in arrears, of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
Australia Dividend Fund	0.58%	—	—
Europe Hedged Equity Fund	0.58%	—	—
Europe Hedged SmallCap Equity Fund	0.58%	—	—
Europe Quality Dividend Growth Fund	0.58%	—	—
Europe SmallCap Dividend Fund	0.58%	—	—
Germany Hedged Equity Fund	0.48%	—	—
Global ex-U.S. Hedged Dividend Fund	0.44%	—	—
Global ex-U.S. Hedged Real Estate Fund	0.58%	(0.15)%	July 31, 2017
International Dividend ex-Financials Fund	0.58%	—	—
International Equity Fund	0.48%	—	—
International Hedged Quality Dividend Growth Fund	0.58%	—	—
International High Dividend Fund	0.58%	—	—
International LargeCap Dividend Fund	0.48%	—	—
International MidCap Dividend Fund	0.58%	—	—
International Quality Dividend Growth Fund	0.48%	(0.10)%	July 31, 2017
International SmallCap Dividend Fund	0.58%	—	—
Japan Hedged Capital Goods Fund	0.48%	—	—
Japan Hedged Equity Fund	0.48%	—	—

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	197

Notes to Financial Statements (continued)

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
Japan Hedged Financials Fund	0.48%	—	—
Japan Hedged Health Care Fund	0.48%	—	—
Japan Hedged Quality Dividend Growth Fund	0.48%	(0.05)%	July 31, 2017
Japan Hedged Real Estate Fund	0.48%	—	—
Japan Hedged SmallCap Equity Fund	0.58%	—	—
Japan SmallCap Dividend Fund	0.58%	—	—
United Kingdom Hedged Equity Fund	0.48%	—	—
[1]

WTAM has contractually agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets through the expiration date listed, unless earlier terminated by the Board of Trustees of the Trust for any reason. The dollar amount of contractual fee waivers are included in “Expense waivers” on the Statements of Operations.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the fiscal year ended March 31, 2017 are as follows:

Fund	Value at 3/31/2016	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2017	Dividend Income
Europe SmallCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$2,908,723	$13,228,932	$12,899,540	$3,682,595	$102,149
International Dividend ex-Financials Fund
WisdomTree International LargeCap Dividend Fund	$230,746	$5,943,128	$6,107,587	$149,230	$86,109
International Equity Fund
WisdomTree International Dividend ex-Financials Fund	$323,901	$13,762,974	$11,950,705	$2,084,743	$151,835
International High Dividend Fund
WisdomTree International LargeCap Dividend Fund	$6,281	$5,166,848	$5,156,178	$—	$49,806
International LargeCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$955,246	$5,442,303	$5,549,877	$864,125	$81,046
International MidCap Dividend Fund
WisdomTree Australia Dividend Fund	$—	$1,380,637	$1,387,622	$—	$13,003
WisdomTree Japan Hedged Equity Fund	—	1,350,182	1,361,882	—	12,913
Total	$—	$2,730,819	$2,749,504	$—	$25,916
International SmallCap Dividend Fund
WisdomTree Europe SmallCap Dividend Fund	$1,326,860	$12,047,621	$10,124,791	$3,487,375	$163,733
WisdomTree Japan SmallCap Dividend Fund	1,058,281	9,859,186	8,373,931	2,809,050	62,096
Total	$2,385,141	$21,906,807	$18,498,722	$6,296,425	$225,829
Japan SmallCap Dividend Fund
WisdomTree Japan Hedged Equity Fund	$—	$7,692,128	$7,760,275	$134,092	$1,447

During the fiscal year ended March 31, 2017, the Global ex-U.S. Hedged Real Estate Fund received a voluntary reimbursement of $5 from MCM for investment losses on certain foreign exchange transactions.

During the fiscal year or period ended March 31, 2017, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year or period ended March 31, 2017, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/Loss
Australia Dividend Fund	$1,908,344	$2,436,708	$(170,748)
Europe Hedged Equity Fund	32,107,247	80,862,914	(23,061,897)
Europe Hedged SmallCap Equity Fund	14,223,505	11,139,168	(2,603,997)

198	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

Fund	Purchases	Sales	Net Realized Gain/Loss
Europe Quality Dividend Growth Fund	$2,868,878	$1,824,153	$(620,259)
Europe SmallCap Dividend Fund	26,240,737	19,925,709	(200,006)
Germany Hedged Equity Fund	6,376,777	6,251,571	(501,544)
International Dividend ex-Financials Fund	14,869,613	8,512,715	(2,160,041)
International Equity Fund	12,932,343	13,359,952	(881,504)
International Hedged Quality Dividend Growth Fund	90,611,508	28,228,790	(7,396,752)
International High Dividend Fund	13,428,723	7,583,065	(2,698,141)
International LargeCap Dividend Fund	7,540,273	10,250,715	(3,597,212)
International MidCap Dividend Fund	16,188,621	13,577,292	(255,802)
International Quality Dividend Growth Fund[1]	545,747	186,028	(4,287)
International SmallCap Dividend Fund	35,423,684	41,688,970	(3,626,086)
Japan Hedged Equity Fund	25,577,560	47,961,164	(13,669,109)
Japan Hedged Quality Dividend Growth Fund	870,511	428,923	(81,474)
Japan Hedged SmallCap Equity Fund	3,777,352	3,403,444	(883,118)
Japan SmallCap Dividend Fund	15,765,394	14,590,608	(3,112,879)
United Kingdom Hedged Equity Fund	744,460	634,081	(162,991)
[1]	For the period April 7, 2016 (commencement of operations) through March 31, 2017.

WTAM or its affiliates may from time to time own shares of a Fund. As of March 31, 2017, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
Global ex-U.S. Hedged Dividend Fund	103	$2,535	$23
International Equity Fund	210	10,443	111
International SmallCap Dividend Fund	116	7,595	48
Japan Hedged Equity Fund	83	4,201	26

At March 31, 2017, approximately 24% of the International Quality Dividend Growth Fund’s outstanding shares was held by an affiliated fund.

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2017, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year or period ended March 31, 2017 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Australia Dividend Fund	$10,719,492	$10,850,949	$—	$2,738,909
Europe Hedged Equity Fund	3,897,606,814	2,454,064,575	300,332,032	6,569,944,389
Europe Hedged SmallCap Equity Fund	103,057,684	86,120,981	—	141,653,667
Europe Quality Dividend Growth Fund	5,659,469	5,692,183	1,098,108	2,216,242
Europe SmallCap Dividend Fund	416,224,164	376,375,950	51,662,674	443,149,838

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	199

Notes to Financial Statements (continued)

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Germany Hedged Equity Fund	$52,002,297	$43,035,205	$—	$98,102,469
Global ex-U.S. Hedged Dividend Fund	1,519,233	1,342,906	—	—
Global ex-U.S. Hedged Real Estate Fund	700,230	705,753	—	—
International Dividend ex-Financials Fund	65,343,319	65,956,910	7,757,676	43,676,506
International Equity Fund	91,651,784	88,203,347	61,178,554	30,847,941
International Hedged Quality Dividend Growth Fund	286,161,256	262,622,355	106,939,215	402,963,389
International High Dividend Fund	71,624,049	72,331,438	—	24,415,128
International LargeCap Dividend Fund	52,493,653	53,530,315	4,035,806	37,630,317
International MidCap Dividend Fund	48,679,054	48,876,631	14,598,959	—
International Quality Dividend Growth Fund[1]	1,502,112	1,413,913	8,593,728	—
International SmallCap Dividend Fund	434,321,001	432,864,564	78,641,537	14,810,643
Japan Hedged Capital Goods Fund	1,227,794	1,649,360	25,228,477	2,320,971
Japan Hedged Equity Fund	2,926,120,621	3,259,032,766	2,183,633,908	4,337,970,518
Japan Hedged Financials Fund	5,401,043	4,916,380	65,567,933	45,539,039
Japan Hedged Health Care Fund	2,958,638	3,570,315	4,873,967	17,682,087
Japan Hedged Quality Dividend Growth Fund	4,603,885	4,938,923	2,313,050	6,740,321
Japan Hedged Real Estate Fund	15,034,218	34,348,350	14,135,199	147,069,952
Japan Hedged SmallCap Equity Fund	44,033,879	40,578,821	39,465,714	33,960,798
Japan SmallCap Dividend Fund	159,654,476	142,755,974	148,272,961	190,674,057
United Kingdom Hedged Equity Fund	11,251,409	10,718,661	3,232,655	14,295,536
[1]	For the period April 7, 2016 (commencement of operations) through March 31, 2017.

6. FEDERAL INCOME TAXES

At March 31, 2017, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Australia Dividend Fund	$36,883,920	$4,216,809	$(2,426,873)	$1,789,936
Europe Hedged Equity Fund	9,638,704,078	724,525,633	(1,001,746,739)	(277,221,106)
Europe Hedged SmallCap Equity Fund	150,174,639	18,147,506	(7,997,163)	10,150,343
Europe Quality Dividend Growth Fund	16,691,557	1,627,253	(972,217)	655,036
Europe SmallCap Dividend Fund	852,179,138	82,172,306	(95,012,083)	(12,839,777)
Germany Hedged Equity Fund	129,998,975	10,430,063	(14,168,993)	(3,738,930)
Global ex-U.S. Hedged Dividend Fund	4,759,386	377,917	(214,741)	163,176
Global ex-U.S. Hedged Real Estate Fund	2,516,519	172,981	(99,758)	73,223
International Dividend ex-Financials Fund	234,456,095	9,268,464	(36,856,873)	(27,588,409)
International Equity Fund	687,773,344	85,815,880	(50,527,405)	35,288,475
International Hedged Quality Dividend Growth Fund	474,177,939	39,210,522	(30,121,155)	9,089,367
International High Dividend Fund	266,419,335	22,857,983	(33,699,883)	(10,841,900)
International LargeCap Dividend Fund	364,126,111	32,770,913	(32,934,807)	(163,894)
International MidCap Dividend Fund	165,777,014	29,428,379	(8,397,105)	21,031,274
International Quality Dividend Growth Fund	8,748,957	613,735	(178,472)	435,263
International SmallCap Dividend Fund	1,193,700,605	241,414,004	(65,336,336)	176,077,668
Japan Hedged Capital Goods Fund	26,485,336	1,678,673	(719,809)	958,864
Japan Hedged Equity Fund	8,369,728,226	592,119,551	(389,176,204)	202,943,347
Japan Hedged Financials Fund	38,682,804	157,112	(2,628,886)	(2,471,774)
Japan Hedged Health Care Fund	5,601,194	82,408	(569,381)	(486,973)
Japan Hedged Quality Dividend Growth Fund	12,203,983	737,405	(631,448)	105,957
Japan Hedged Real Estate Fund	5,428,570	45,136	(768,132)	(722,996)
Japan Hedged SmallCap Equity Fund	118,053,578	13,127,908	(2,292,908)	10,835,000
Japan SmallCap Dividend Fund	469,003,746	63,014,616	(8,134,208)	54,880,408
United Kingdom Hedged Equity Fund	20,777,191	365,885	(3,276,186)	(2,910,301)

200	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

At March 31, 2017, the components of accumulated earnings/(loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Losses)
Australia Dividend Fund	$49,936	$(22,883,890)	$1,789,936	$(241)	$(21,044,259)
Europe Hedged Equity Fund	43,708,642	(1,198,517,863)	(277,221,106)	7,641,858	(1,424,388,469)
Europe Hedged SmallCap Equity Fund	—	(14,523,827)	10,150,343	(14,429)	(4,387,913)
Europe Quality Dividend Growth Fund	19,625	(2,134,747)	655,036	(713)	(1,460,799)
Europe SmallCap Dividend Fund	3,666,414	(131,191,679)	(12,839,777)	(84,567)	(140,449,609)
Germany Hedged Equity Fund	176,953	(22,244,373)	(3,738,930)	(40,746)	(25,847,096)
Global ex-U.S. Hedged Dividend Fund	—	(212,590)	163,176	(1,319)	(50,733)
Global ex-U.S. Hedged Real Estate Fund	40,052	(17,330)	73,223	(44)	95,901
International Dividend ex-Financials Fund	634,567	(123,481,455)	(27,588,409)	(25,544)	(150,460,841)
International Equity Fund	2,419,145	(227,709,197)	35,288,475	(37,487)	(190,039,064)
International Hedged Quality Dividend Growth Fund	—	(11,858,903)	9,089,367	(41,438)	(2,810,974)
International High Dividend Fund	881,694	(75,437,892)	(10,841,900)	(21,730)	(85,419,828)
International LargeCap Dividend Fund	1,221,883	(60,517,609)	(163,894)	(27,140)	(59,486,760)
International MidCap Dividend Fund	687,585	(66,449,194)	21,031,274	(7,705)	(44,738,040)
International Quality Dividend Growth Fund	16,882	(2,860)	435,263	98	449,383
International SmallCap Dividend Fund	9,882,151	(238,158,275)	176,077,668	(76,548)	(52,275,004)
Japan Hedged Capital Goods Fund	232,647	(1,603,552)	958,864	(2,063)	(414,104)
Japan Hedged Equity Fund	133,548,576	(1,711,186,222)	202,943,347	(869,146)	(1,375,563,445)
Japan Hedged Financials Fund	526,156	(5,551,938)	(2,471,774)	(4,896)	(7,502,452)
Japan Hedged Health Care Fund	106,486	(2,824,608)	(486,973)	(298)	(3,205,393)
Japan Hedged Quality Dividend Growth Fund	145,123	(2,400,177)	105,957	(234)	(2,149,331)
Japan Hedged Real Estate Fund	—	(20,770,754)	(722,996)	(27)	(21,493,777)
Japan Hedged SmallCap Equity Fund	1,840,033	(20,738,417)	10,835,000	(4,312)	(8,067,696)
Japan SmallCap Dividend Fund	4,749,368	(31,140,220)	54,880,408	(24,836)	28,464,720
United Kingdom Hedged Equity Fund	—	(1,695,117)	(2,910,301)	393	(4,605,025)

The tax character of distributions paid during the fiscal years or periods ended March 31, 2017 and March 31, 2016, was as follows:

	Year Ended March 31, 2017			Year Ended March 31, 2016
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains
Australia Dividend Fund	$1,434,229	$—	$—	$1,267,826	$—
Europe Hedged Equity Fund	315,544,643	—	—	910,776,247	737,085,064
Europe Hedged SmallCap Equity Fund	5,737,894	—	—	9,725,888	334,836
Europe Quality Dividend Growth Fund	368,213	—	—	346,859	—
Europe SmallCap Dividend Fund	33,816,718	—	—	26,876,423	—
Germany Hedged Equity Fund	6,533,500	—	—	10,642,012	3,927,059
Global ex-U.S. Hedged Dividend Fund	108,490	—	—	88,558	—
Global ex-U.S. Hedged Real Estate Fund	137,747	—	—	15,424	—
International Dividend ex-Financials Fund	8,722,068	—	—	11,777,974	—
International Equity Fund	21,780,815	—	—	22,674,788	—
International Hedged Quality Dividend Growth Fund	12,264,750	—	—	11,453,265	3,315,369
International High Dividend Fund	10,595,744	—	—	12,735,562	—
International LargeCap Dividend Fund	13,027,235	—	—	13,065,991	—
International MidCap Dividend Fund	4,427,444	—	—	4,425,194	—
International Quality Dividend Growth Fund[1]	87,988	—	—	—	—
International SmallCap Dividend Fund	37,730,923	—	—	28,273,035	—
Japan Hedged Capital Goods Fund	81,448	—	—	66,028	50,992

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	201

Notes to Financial Statements (continued)

	Year Ended March 31, 2017			Year Ended March 31, 2016
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains
Japan Hedged Equity Fund	$163,798,365	$—	$—	$458,522,581	$436,828,633
Japan Hedged Financials Fund	270,439	—	—	152,954	32,909
Japan Hedged Health Care Fund	163,276	—	—	102,133	55,943
Japan Hedged Quality Dividend Growth Fund	251,560	—	—	167,600	—
Japan Hedged Real Estate Fund	8,603,684	—	—	869,975	701,299
Japan Hedged SmallCap Equity Fund	1,523,152	—	—	3,379,441	3,164,723
Japan SmallCap Dividend Fund	7,628,997	—	—	4,387,792	—
United Kingdom Hedged Equity Fund	1,923,926	2,627,721	187,114	1,569,517	100,489
*	Includes short-term capital gains if any.

[1]	For the period April 7, 2016 (commencement of operations) through March 31, 2017.

At March 31, 2017, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Capital Loss Available Total
Australia Dividend Fund	$10,402,798	$2,670,223	$5,527,581	$4,283,288	$22,883,890
Europe Hedged Equity Fund	—	—	876,923,118	321,594,745	1,198,517,863
Europe Hedged SmallCap Equity Fund	—	—	12,017,446	2,007,923	14,025,369
Europe Quality Dividend Growth Fund	—	—	1,337,438	797,309	2,134,747
Europe SmallCap Dividend Fund	15,981,777	2,102,724	80,290,497	29,328,447	127,703,445
Germany Hedged Equity Fund	—	—	14,468,534	7,775,839	22,244,373
Global ex-U.S. Hedged Dividend Fund	—	—	197,761	—	197,761
Global ex-U.S. Hedged Real Estate Fund	—	—	8,978	—	8,978
International Dividend ex-Financials Fund	106,422,557	—	14,850,210	2,208,688	123,481,455
International Equity Fund	187,173,747	8,855,174	9,369,444	22,088,715	227,487,080
International Hedged Quality Dividend Growth Fund	—	—	10,040,302	—	10,040,302
International High Dividend Fund	41,582,445	7,637,372	7,789,910	17,738,819	74,748,546
International LargeCap Dividend Fund	21,950,675	8,092,071	10,370,081	19,769,398	60,182,225
International MidCap Dividend Fund	49,400,362	11,183,904	5,518,170	—	66,102,436
International Quality Dividend Growth Fund	—	—	2,528	—	2,528
International SmallCap Dividend Fund	176,126,796	6,365,431	55,666,048	—	238,158,275
Japan Hedged Capital Goods Fund	—	—	240,961	247,476	488,437
Japan Hedged Equity Fund	—	—	1,047,323,191	663,863,031	1,711,186,222
Japan Hedged Financials Fund	—	—	2,342,365	1,868,525	4,210,890
Japan Hedged Health Care Fund	—	—	1,366,202	1,458,406	2,824,608
Japan Hedged Quality Dividend Growth Fund	—	—	1,357,496	1,042,681	2,400,177
Japan Hedged Real Estate Fund	—	—	7,465,537	13,305,217	20,770,754
Japan Hedged SmallCap Equity Fund	—	—	11,401,830	9,336,587	20,738,417
Japan SmallCap Dividend Fund	13,069,045	3,661,232	13,715,167	694,776	31,140,220
United Kingdom Hedged Equity Fund	—	—	—	—	—

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

202	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

During the fiscal year or period ended March 31, 2017, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Late Year Ordinary Loss	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Australia Dividend Fund	$—	$—	$—
Europe Hedged Equity Fund	—	—	—
Europe Hedged SmallCap Equity Fund	498,458	—	—
Europe Quality Dividend Growth Fund	—	—	—
Europe SmallCap Dividend Fund	—	(1,002,650)	4,490,884
Germany Hedged Equity Fund	—	—	—
Global ex-U.S. Hedged Dividend Fund	14,829	—	—
Global ex-U.S. Hedged Real Estate Fund	—	—	8,352
International Dividend ex-Financials Fund	—	—	—
International Equity Fund	—	(41,132)	263,249
International Hedged Quality Dividend Growth Fund	1,818,601	—	—
International High Dividend Fund	—	24,941	664,405
International LargeCap Dividend Fund	—	(101,390)	436,774
International MidCap Dividend Fund	—	(14,149)	360,907
International Quality Dividend Growth Fund[1]	—	—	332
International SmallCap Dividend Fund	—	—	—
Japan Hedged Capital Goods Fund	—	447,328	667,787
Japan Hedged Equity Fund	—	—	—
Japan Hedged Financials Fund	—	516,768	824,280
Japan Hedged Health Care Fund	—	—	—
Japan Hedged Quality Dividend Growth Fund	—	—	—
Japan Hedged Real Estate Fund	—	—	—
Japan Hedged SmallCap Equity Fund	—	—	—
Japan SmallCap Dividend Fund	—	—	—
United Kingdom Hedged Equity Fund	—	309,404	1,385,713
[1]	For the period April 7, 2016 (commencement of operations) through March 31, 2017.

During the fiscal year or period ended March 31, 2017, the amount of capital loss carryforwards used to offset realized gains and the amount of capital loss carryforwards that expired unused are shown in the following table:

Fund	Expired Capital Loss Carryforward	Utilized Capital Loss Carryforward
Australia Dividend Fund	$2,237,436	$—
Europe Hedged Equity Fund	—	115,711,116
Europe Hedged SmallCap Equity Fund	—	—
Europe Quality Dividend Growth Fund	—	—
Europe SmallCap Dividend Fund	—	—
Germany Hedged Equity Fund	—	—
Global ex-U.S. Hedged Dividend Fund	—	—
Global ex-U.S. Hedged Real Estate Fund	—	—
International Dividend ex-Financials Fund	37,831,029	—
International Equity Fund	24,645,745	—
International Hedged Quality Dividend Growth Fund	—	944,711
International High Dividend Fund	24,469,991	—
International LargeCap Dividend Fund	10,714,056	—
International MidCap Dividend Fund	10,045,031	426,118
International Quality Dividend Growth Fund[1]	—	—
International SmallCap Dividend Fund	21,554,037	—

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	203

Notes to Financial Statements (continued)

Fund	Expired Capital Loss Carryforward	Utilized Capital Loss Carryforward
Japan Hedged Capital Goods Fund	$—	$—
Japan Hedged Equity Fund	—	—
Japan Hedged Financials Fund	—	—
Japan Hedged Health Care Fund	—	—
Japan Hedged Quality Dividend Growth Fund	—	—
Japan Hedged Real Estate Fund	—	—
Japan Hedged SmallCap Equity Fund	—	—
Japan SmallCap Dividend Fund	2,793,131	—
United Kingdom Hedged Equity Fund	—	648,257
[1]	For the period April 7, 2016 (commencement of operations) through March 31, 2017.

At March 31, 2017, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Australia Dividend Fund	$9,932	$1,493,736	$(1,503,668)
Europe Hedged Equity Fund	18,630,596	149,052,141	(167,682,737)
Europe Hedged SmallCap Equity Fund	344,765	(13,009,310)	12,664,545
Europe Quality Dividend Growth Fund	(1,638)	(35,906)	37,544
Europe SmallCap Dividend Fund	589,248	(24,612,785)	24,023,537
Germany Hedged Equity Fund	(188,676)	47,656	141,020
Global ex-U.S. Hedged Dividend Fund	(38,283)	38,283	—
Global ex-U.S. Hedged Real Estate Fund	(4,148)	4,141	7
International Dividend ex-Financials Fund	3,750	36,578,017	(36,581,767)
International Equity Fund	71,980	17,345,279	(17,417,259)
International Hedged Quality Dividend Growth Fund	(2,935,276)	(22,532,510)	25,467,786
International High Dividend Fund	(8,219)	21,997,262	(21,989,043)
International LargeCap Dividend Fund	22,628	3,645,975	(3,668,603)
International MidCap Dividend Fund	53,322	9,991,709	(10,045,031)
International Quality Dividend Growth Fund	(619)	619	—
International SmallCap Dividend Fund	(351,473)	18,593,953	(18,242,480)
Japan Hedged Capital Goods Fund	27,596	(270,078)	242,482
Japan Hedged Equity Fund	58,584,826	(144,243,519)	85,658,693
Japan Hedged Financials Fund	93,363	(488,318)	394,955
Japan Hedged Health Care Fund	80,936	(957,428)	876,492
Japan Hedged Quality Dividend Growth Fund	77,412	(341,545)	264,133
Japan Hedged Real Estate Fund	6,702,943	(20,628,621)	13,925,678
Japan Hedged SmallCap Equity Fund	600,534	(4,644,941)	4,044,407
Japan SmallCap Dividend Fund	789,596	(44,082,399)	43,292,803
United Kingdom Hedged Equity Fund	(209,853)	757,878	(548,025)
The differences are primarily due to redemptions-in-kind, foreign currency transactions, investments in passive foreign investment companies, investments in partnerships, expiration of capital loss carryforwards, foreign capital gains taxes, and utilization of earnings and profits distributed to shareholders on redemption of shares.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year or period ended March 31, 2017, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2017, remains subject to examination by taxing authorities.

204	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (concluded)

7. RECENT ACCOUNTING PRONOUNCEMENT

In October 2016, the SEC adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. The effective date of the Regulation S-X amendments is August 1, 2017. WTAM is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Trust’s financial statements and related disclosures.

8. ADDITIONAL INFORMATION

The Board of Trustees, after careful consideration, approved the liquidation of the WisdomTree International Hedged Equity Fund, the WisdomTree International Hedged SmallCap Dividend Fund, the WisdomTree Japan Hedged Tech, Media and Telecom Fund, the WisdomTree Japan Quality Dividend Growth Fund and the WisdomTree Korea Hedged Equity Fund.

The last day of secondary market trading of shares of the Funds on their respective exchanges was March 22, 2017. Shareholders were able to sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may have applied to such transactions. Each Fund was closed to new investors after the close of business on March 22, 2017.

Beginning on or about this date, each Fund was in the process of liquidating its portfolio assets. This caused each Fund to increase its cash holdings and deviate from the investment objective and strategies stated in its prospectus.

Shareholders that remained in the Funds had their shares automatically redeemed and received cash in an amount equal to the net asset value of their shares as of the close of business on March 29, 2017 and were not charged any transaction fees by the Funds. This amount included any accrued capital gains and dividends.

Whether an investor sold their shares or were automatically redeemed, an investor generally would have recognized a capital gain (or loss) equal to the amount received above (or below) their adjusted cost basis in such shares.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	205

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Australia Dividend Fund, WisdomTree Europe Hedged Equity Fund, WisdomTree Europe Hedged SmallCap Equity Fund, WisdomTree Europe Quality Dividend Growth Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Global ex-U.S. Hedged Dividend Fund, WisdomTree Global ex-U.S. Hedged Real Estate Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International Equity Fund, WisdomTree International Hedged Quality Dividend Growth Fund, WisdomTree International High Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International Quality Dividend Growth Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Japan Hedged Capital Goods Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Japan Hedged Financials Fund, WisdomTree Japan Hedged Health Care Fund, WisdomTree Japan Hedged Quality Dividend Growth Fund, WisdomTree Japan Hedged Real Estate Fund, WisdomTree Japan Hedged SmallCap Equity Fund, WisdomTree Japan SmallCap Dividend Fund, and WisdomTree United Kingdom Hedged Equity Fund, twenty-five of the investment funds constituting the WisdomTree Trust (the “Trust”), as of March 31, 2017, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Australia Dividend Fund, WisdomTree Europe Hedged Equity Fund, WisdomTree Europe Hedged SmallCap Equity Fund, WisdomTree Europe Quality Dividend Growth Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Global ex-U.S. Hedged Dividend Fund, WisdomTree Global ex-U.S. Hedged Real Estate Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International Equity Fund, WisdomTree International Hedged Quality Dividend Growth Fund, WisdomTree International High Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International Quality Dividend Growth Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Japan Hedged Capital Goods Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Japan Hedged Financials Fund, WisdomTree Japan Hedged Health Care Fund, WisdomTree Japan Hedged Quality Dividend Growth Fund, WisdomTree Japan Hedged Real Estate Fund, WisdomTree Japan Hedged SmallCap Equity Fund, WisdomTree Japan SmallCap Dividend Fund, and WisdomTree United Kingdom Hedged Equity Fund, twenty-five of the investment funds constituting the Trust, at March 31, 2017, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 25, 2017

206	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Approval of Investment Advisory and Sub-Advisory Agreements with respect to the WisdomTree International Quality Dividend Growth Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on March 21-22, 2016, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub- Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the proposed role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Fund. The Board noted that the strategy represented by the Fund is unique, based on WTI’s intellectual property and is only available for use by the Fund through WTAM. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board noted the proposed fee waiver arrangements. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by the Fund) and not the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	207

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

* * * * * *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

208	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Trustees and Officers Information (unaudited)

The Board of Trustees is responsible for overseeing the management and affairs of the Funds and the Trust. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167.

Independent Trustees

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer*	Other Directorships Held by Trustee During the Past 5 Years
David G. Chrencik^ (1948)	Trustee, 2014- present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	87	Trustee, Vericimetry Funds (2011-2014)

Joel Goldberg# (1945)	Trustee, 2012- present	Retired. Previously, Attorney Of Counsel/Partner at Stroock & Stroock & Lavan LLP, 2010 to 2017; Attorney, Partner at Willkie Farr & Gallagher LLP, 2006 to 2010.	87	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid- Hudson Region)

Toni Massaro† (1955)	Trustee, 2006- present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor at the Rogers College of Law since 1990.	87	None

Melinda A. Raso Kirstein‡ (1955)	Trustee, 2014- present	Retired, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	87	Associate Alumnae of Douglass College, Member of Investment Committee

Victor Ugolyn (1947)	Trustee, 2006- present; Chairman of the Board of Trustees, 2006- present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	87	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame (2001-2016)

*	As of March 31, 2017.

^	Chair of the Audit Committee.

#	Chair of the Contracts Review Committee.

†	Chair of the Governance, Nominating and Compliance Committee.

‡	Chair of the Investment Committee.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	209

Trustees and Officers Information (unaudited) (concluded)

Interested Trustee and Officers

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
Jonathan Steinberg** (1964)	Trustee, 2005- present President, 2005- present	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	87	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano** (1971)	Treasurer, 2013- present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011.	87	None

Terry Jane Feld** (1960)	Chief Compliance Officer, 2012- present	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011; Senior Compliance Officer, TIAA-CREF, 2007 to 2010; Vice President/NASD-SEC Compliance, Mutual of America Life Insurance Co., 2004 to 2007.	87	None

Ryan Louvar** (1972)	Secretary and Chief Legal Officer, 2013- present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	87	None

Sarah English** (1977)	Assistant Secretary, 2013- present	Investment Management Counsel, WisdomTree Asset Management, Inc. since 2010 (includes prior positions at WisdomTree Asset Management, Inc.); Attorney, NYFIX, Inc. from 2006 to 2009.	87	None

Clint Martin** (1977)	Assistant Treasurer, 2015-present	Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2012; Vice President of Legg Mason & Co. and served as Assistant Treasurer from 2010 to 2012 and Assistant Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.	87	None

*	As of March 31, 2017.

**	Elected by and serves at the pleasure of the Board.

210	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year or period ended March 31, 2017, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2018.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year or period ended March 31, 2017, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Australia Dividend Fund	$1,434,229
Europe Hedged Equity Fund	273,673,013
Europe Hedged SmallCap Equity Fund	5,737,894
Europe Quality Dividend Growth Fund	365,632
Europe SmallCap Dividend Fund	32,587,372
Germany Hedged Equity Fund	6,269,243
Global ex-U.S. Hedged Dividend Fund	141,493
Global ex-U.S. Hedged Real Estate Fund	24,006
International Dividend ex-Financials Fund	6,863,112
International Equity Fund	18,668,117
International Hedged Quality Dividend Growth Fund	9,490,625
International High Dividend Fund	8,646,856
International LargeCap Dividend Fund	10,874,383
International MidCap Dividend Fund	4,105,259
International Quality Dividend Growth Fund[1]	87,988
International SmallCap Dividend Fund	35,732,939
Japan Hedged Capital Goods Fund	81,448
Japan Hedged Equity Fund	163,798,365
Japan Hedged Financials Fund	270,439
Japan Hedged Health Care Fund	146,557
Japan Hedged Quality Dividend Growth Fund	251,560
Japan Hedged Real Estate Fund	432,691
Japan Hedged SmallCap Equity Fund	1,523,152
Japan SmallCap Dividend Fund	7,628,997
United Kingdom Hedged Equity Fund	870,425
[1]	For the period April 7, 2016 (commencement of operations) through March 31, 2017.

The Funds intend to elect to pass through to shareholders the credit for taxes paid during the fiscal year or period ended March 31, 2017, to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Australia Dividend Fund	$1,456,388	$11,600
Europe Hedged Equity Fund	277,297,103	29,460,314
Europe Hedged SmallCap Equity Fund	6,102,417	766,826
Europe Quality Dividend Growth Fund	373,219	34,687
Europe SmallCap Dividend Fund	33,299,285	3,456,894
Germany Hedged Equity Fund	6,304,388	778,929
Global ex-U.S. Hedged Dividend Fund	153,383	14,683
Global ex-U.S. Hedged Real Estate Fund	112,186	6,635
International Dividend ex-Financials Fund	7,077,021	449,722
International Equity Fund	20,277,347	1,343,547
International Hedged Quality Dividend Growth Fund	11,220,324	804,830
International High Dividend Fund	9,446,526	615,202

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	211

Supplemental Information (unaudited) (concluded)

Fund	Gross Foreign Income	Foreign Taxes Paid
International LargeCap Dividend Fund	$11,563,841	$768,922
International MidCap Dividend Fund	4,700,892	311,759
International Quality Dividend Growth Fund[1]	123,576	11,823
International SmallCap Dividend Fund	39,394,157	3,330,383
Japan Hedged Capital Goods Fund	328,591	31,607
Japan Hedged Equity Fund	179,167,396	17,893,130
Japan Hedged Financials Fund	718,867	71,887
Japan Hedged Health Care Fund	151,627	15,159
Japan Hedged Quality Dividend Growth Fund	296,116	29,373
Japan Hedged Real Estate Fund	897,682	90,215
Japan Hedged SmallCap Equity Fund	2,092,104	208,893
Japan SmallCap Dividend Fund	9,809,978	979,336
United Kingdom Hedged Equity Fund	902,782	4,252
[1]	For the period April 7, 2016 (commencement of operations) through March 31, 2017.

212	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	213

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of March 31, 2017:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Domestic Economy Fund (EDOM)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-Mexico Equity Fund (XMX)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree U.S. Domestic Economy Fund (WUSA)

WisdomTree U.S. Export and Multinational Fund (WEXP)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-2558

WisdomTree Trust

Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Annual Report

March 31, 2017

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Management’s Discussion of Funds’ Performance (unaudited)

Market Environment Overview

The emerging markets, as measured by the MSCI Emerging Markets Index, a broad measure of equity performance for emerging markets, returned 17.22% in the 12-month period that ended March 31, 2017 (the “period”). The global ex-U.S. equity markets, as measured by the MSCI ACWI ex-USA Index, a broad measure of equity performance for both developed and emerging markets excluding the U.S., returned 13.13% over the period. The MSCI ACWI ex-USA Index lagged the S&P 500 Index by 4.04% while the MSCI Emerging Markets Index outperformed the S&P 500 Index by 0.05%. In local currency terms, the MSCI Emerging Markets Index and the MSCI ACWI ex-USA Index returned 15.06% and 17.33%, respectively. It is important to note the variations in the returns of these international exposures in both U.S. dollar and local currency terms, particularly within the emerging markets, a space where many currencies had undergone prolonged declines leading into the period. Many of these currencies rebounded along with the rebounds in energy prices over the period. This tailwind proved to be a modest value add on the returns experienced by U.S. investors holding emerging market securities.

Within the MSCI Emerging Markets Index, in U.S. dollar terms, all of the sectors were positive. The Consumer Discretionary and Information Technology sectors led performance while the Energy and Health Care sectors lagged. Within the MSCI ACWI ex-USA Index, in local currency terms, seven out of eleven sectors were positive, with the Materials and Information Technology sectors leading and the Telecommunication Services and Real Estate sectors lagging. It is particularly important to note the effects of the U.S. dollar which appreciated against the developed currencies but depreciated against the emerging market currencies.

WisdomTree Funds’ Performance Overview

The following table reflects the WisdomTree Funds’ performance versus capitalization-weighted benchmark indexes:

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
AXJL	WisdomTree Asia Pacific ex-Japan Fund	15.96%	MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index	18.19%	-2.23%
CXSE	WisdomTree China ex-State-Owned Enterprises Fund	23.94%	FTSE China 50 Index	17.32%	6.62%
EMCG	WisdomTree Emerging Markets Consumer Growth Fund	12.17%	MSCI Emerging Market Index	17.22%	-5.05%
XSOE	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	16.68%	MSCI Emerging Markets Index	17.22%	-0.54%
DEM	WisdomTree Emerging Markets High Dividend Fund	20.44%	MSCI Emerging Markets Index	17.22%	3.22%
DGRE	WisdomTree Emerging Markets Quality Dividend Growth Fund	12.45%	MSCI Emerging Markets Index	17.22%	-4.77%
DGS	WisdomTree Emerging Markets SmallCap Dividend Fund	21.76%	MSCI Emerging Markets Small Cap Index	14.49%	7.27%
DNL	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	8.80%	MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index	9.63%	-0.83%
DRW	WisdomTree Global ex-U.S. Real Estate Fund	9.33%	Dow Jones Global ex-U.S. Select Real Estate Securities Index	-1.58%	10.91%
DEW	WisdomTree Global High Dividend Fund	13.54%	MSCI Europe Value/MSCI AC World Spliced Index	15.04%	-1.50%
EPI	WisdomTree India Earnings Fund	25.56%	MSCI India Index	18.40%	7.16%
GULF	WisdomTree Middle East Dividend Fund	6.60%	MSCI Arabian Markets ex-Saudi Arabia Index	8.13%	-1.53%

WisdomTree’s emerging market and global ex-U.S. fundamental-weighted funds are designed to track indexes based on the dividend or earnings stream generated by the companies included in the index. The dividend stream is defined as the sum of all

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	1

Management’s Discussion of Funds’ Performance (unaudited) (concluded)

dividends paid over the prior twelve months for each company. The earnings stream is defined as the total dollar level of earnings for all companies within each Index. There are two primary factors that drive performance differentials versus market cap-weighted benchmarks. The first is aggregate exposure to one or more sectors or countries. The second is stock selection within each sector or country. Both are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the Index rebalancing dates based on the dividend stream or earnings stream.

While the overall emerging markets performed in line or above both the broad U.S. and developed international markets, there was a noticeable difference in performance between the different sectors and countries. Most notably, the WisdomTree India Earnings Fund (EPI) was the best performing fund over the full period, outperforming broader emerging markets by 8.34% and the MSCI India Index by 7.16%. The main drivers behind this outperformance came from EPI’s overweights in value sectors like Financials and Energy. The WisdomTree China ex-State-Owned Enterprises Fund (CXSE) outperformed its benchmark, the FTSE China 50 Index, by 6.62%. China was an area of particular focus over the period as concerns mounted over the country’s economic growth rate and state level intervention in financial markets. CXSE’s strategy, which aims to screen out companies in which the state owns 20% or more, led to overweights in Information Technology and Consumer Cyclical sectors and underweights in Financials and Energy sectors which contributed to CXSE’s outperformance of its benchmark.

Among the WisdomTree global and global ex-U.S. funds, the WisdomTree Global High Dividend Fund (DEW) was one of the best performing. Although DEW returned 13.54% over the period, it underperformed its benchmark, the MSCI AC World Spliced Index by -1.50%. There are two main causes for this underperformance. The first is that DEW was overweight to the United Kingdom on an unhedged basis. As a result, the extreme depreciation of the British Pound during the period negatively impacted DEW. The other reason for the underperformance was likely due to the investor sentiment shift during the period towards growth investments and away from deeply value oriented strategies such as the high dividend approach implemented by DEW. One of the worst performing funds over the period was the WisdomTree Global ex-U.S. Real Estate Fund (DRW) which underperformed with the rise of global bond yields and shift toward more cyclical exposures. While the asset class struggled, DRW outperformed its benchmark, the Dow Jones Global ex-U.S. Select Real Estate Securities Index by 10.91% over the period.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see pages 15 through 17 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

2	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Financials	22.7%
Information Technology	15.8%
Telecommunication Services	15.6%
Consumer Staples	8.1%
Materials	7.5%
Energy	7.4%
Industrials	6.4%
Utilities	6.0%
Consumer Discretionary	4.8%
Real Estate	3.6%
Health Care	1.5%
Investment Company	0.2%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
China Mobile Ltd.	5.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.5%
Samsung Electronics Co., Ltd.	3.4%
China Construction Bank Corp., Class H	3.3%
Telstra Corp., Ltd.	2.3%
Commonwealth Bank of Australia	2.1%
Hon Hai Precision Industry Co., Ltd.	1.9%
Westpac Banking Corp.	1.8%
Singapore Telecommunications Ltd.	1.8%
National Australia Bank Ltd.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Asia Pacific ex-Japan Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index.

The Fund returned 15.96% at net asset value (“NAV”) for the 12 months ending March 31, 2017 (for more complete information please see table below). The Fund benefited from its investment in Australia. The Fund’s investment in Malaysia contributed to be a drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	15.96%	2.53%	3.48%	3.77%	6.54%
Fund Market Price Returns	16.57%	2.52%	3.39%	3.70%	6.55%
WisdomTree Pacific ex-Japan Dividend/Asia Pacific ex-Japan Spliced Index[2]	16.82%	3.03%	3.92%	4.62%	7.40%
MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index[3]	18.19%	3.58%	4.76%	3.91%	6.48%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Pacific ex-Japan Dividend Index through June 17, 2011; WisdomTree Asia Pacific ex-Japan Index thereafter.
[3]	MSCI Pacific ex-Japan Index through June 17, 2011; MSCI AC Asia Pacific ex-Japan Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	3

Performance Summary (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Consumer Discretionary	31.1%
Information Technology	29.1%
Financials	14.0%
Real Estate	9.1%
Consumer Staples	7.9%
Health Care	7.3%
Industrials	1.4%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Ping An Insurance Group Co. of China Ltd., Class H	10.3%
JD.com, Inc., ADR	7.0%
Tencent Holdings Ltd.	6.8%
Alibaba Group Holding Ltd., ADR	6.8%
Baidu, Inc., ADR	6.3%
Delphi Automotive PLC	5.6%
Ctrip.com International Ltd., ADR	4.4%
NetEase, Inc., ADR	3.3%
Country Garden Holdings Co., Ltd.	2.7%
China Minsheng Banking Corp., Ltd., Class H	2.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree China ex-State-Owned Enterprises Fund (the “Fund”), seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index.

The Fund returned 23.94% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in Information Technology contributed to performance while its position in Industrials detracted from performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s net and gross annual expense ratios were 0.53% and 0.63%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.53% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	23.94%	6.92%	5.07%
Fund Market Price Returns	25.23%	7.01%	4.92%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index[2]	24.37%	8.25%	5.97%
MSCI China Index	19.69%	6.40%	6.47%
FTSE China 50 Index	17.32%	5.92%	5.41%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 19, 2012.
[2]	WisdomTree China Dividend ex-Financials Index through June 30, 2015; WisdomTree China ex-State-Owned Enterprises Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Consumer Staples	30.2%
Consumer Discretionary	28.0%
Industrials	8.7%
Financials	8.4%
Real Estate	7.5%
Utilities	6.5%
Information Technology	5.4%
Telecommunication Services	3.0%
Health Care	1.8%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Ambev S.A.	7.7%
SK Holdings Co., Ltd.	4.6%
Korea Electric Power Corp.	4.6%
Wal-Mart de Mexico S.A.B. de C.V.	3.7%
Ping An Insurance Group Co. of China Ltd., Class H	2.3%
Baidu, Inc., ADR	2.0%
Samsung C&T Corp.	2.0%
KT&G Corp.	1.7%
Magnit PJSC, GDR Reg S	1.7%
Mobile TeleSystems PJSC, ADR	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Consumer Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Consumer Growth Index.

The Fund returned 12.17% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in Brazil contributed to performance while its position in Mexico detracted from performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.63%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	12.17%	-0.61%	-0.70%
Fund Market Price Returns	13.31%	-0.54%	-0.79%
WisdomTree Emerging Markets Consumer Growth Index	13.02%	0.25%	0.03%
MSCI Emerging Markets Index	17.22%	1.18%	1.04%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 27, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	5

Performance Summary (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Information Technology	29.2%
Financials	19.1%
Consumer Discretionary	15.1%
Consumer Staples	9.0%
Energy	6.7%
Materials	6.0%
Industrials	4.4%
Telecommunication Services	3.3%
Health Care	3.0%
Real Estate	2.9%
Utilities	1.0%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Tencent Holdings Ltd.	6.0%
Alibaba Group Holding Ltd., ADR	4.8%
Samsung Electronics Co., Ltd.	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.5%
Naspers Ltd., Class N	2.2%
Lukoil PJSC, ADR	1.9%
Baidu, Inc., ADR	1.8%
Ping An Insurance Group Co. of China Ltd., Class H	1.7%
Reliance Industries Ltd., GDR	1.6%
JD.com, Inc., ADR	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index.

The Fund returned 16.68% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in China contributed to performance while its position in Turkey detracted from performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	16.68%	2.43%
Fund Market Price Returns	17.42%	2.83%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	17.76%	4.19%
MSCI Emerging Markets Index	17.22%	2.29%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 10, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Financials	21.6%
Telecommunication Services	15.6%
Energy	13.7%
Materials	13.2%
Information Technology	12.4%
Utilities	8.5%
Industrials	4.7%
Consumer Discretionary	4.7%
Real Estate	3.6%
Consumer Staples	1.3%
Health Care	0.4%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Gazprom PJSC, ADR	4.1%
Lukoil PJSC, ADR	3.5%
Hon Hai Precision Industry Co., Ltd.	3.1%
China Construction Bank Corp., Class H	2.9%
CNOOC Ltd.	2.3%
MTN Group Ltd.	2.2%
Korea Electric Power Corp.	2.2%
MMC Norilsk Nickel PJSC, ADR	1.9%
Industrial & Commercial Bank of China Ltd., Class H	1.9%
Formosa Petrochemical Corp.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index.

The Fund returned 20.44% for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited most significantly from its investment in Taiwan. The Fund was impacted most negatively by its investment in Poland.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.63%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	20.44%	-2.12%	-2.74%	1.78%
Fund Market Price Returns	21.60%	-1.87%	-2.76%	1.52%
WisdomTree Emerging Markets High Dividend Index	21.49%	-1.09%	-1.64%	2.81%
MSCI Emerging Markets Index	17.22%	1.18%	0.81%	0.51%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 13, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	7

Performance Summary (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Information Technology	20.7%
Consumer Staples	19.0%
Consumer Discretionary	16.3%
Telecommunication Services	7.6%
Energy	7.5%
Industrials	6.4%
Real Estate	6.2%
Materials	5.9%
Financials	5.1%
Health Care	3.3%
Utilities	1.8%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
Ambev S.A.	4.3%
MMC Norilsk Nickel PJSC, ADR	4.1%
Wal-Mart de Mexico S.A.B. de C.V.	3.8%
BB Seguridade Participacoes S.A.	2.8%
Vodacom Group Ltd.	2.7%
Formosa Petrochemical Corp.	2.6%
China Overseas Land & Investment Ltd.	2.6%
Novatek PJSC, GDR Reg S	2.2%
America Movil S.A.B. de C.V., Series L	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Quality Dividend Growth Index.

The Fund returned 12.45% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in Brazil contributed to performance while its position in Turkey detracted from performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.63%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	12.45%	0.04%	-0.06%
Fund Market Price Returns	13.87%	0.50%	-0.30%
WisdomTree Emerging Markets Quality Dividend Growth Index	13.55%	1.04%	0.90%
MSCI Emerging Markets Index	17.22%	1.18%	2.41%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on August 1, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Consumer Discretionary	16.4%
Information Technology	15.6%
Industrials	14.6%
Real Estate	13.1%
Financials	10.4%
Materials	10.0%
Consumer Staples	6.1%
Utilities	5.5%
Health Care	3.6%
Energy	3.0%
Telecommunication Services	1.3%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Transmissora Alianca de Energia Eletrica S.A.	1.2%
Highwealth Construction Corp.	1.0%
Sihuan Pharmaceutical Holdings Group Ltd.	0.8%
Guangzhou R&F Properties Co., Ltd., Class H	0.8%
Sunac China Holdings Ltd.	0.8%
Truworths International Ltd.	0.7%
Novatek Microelectronics Corp.	0.7%
CIFI Holdings Group Co., Ltd.	0.7%
KWG Property Holding Ltd.	0.6%
Yingde Gases Group Co., Ltd.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The Fund returned 21.76% for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in Taiwan contributed positively to performance while its position in Turkey detracted from performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.63%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	21.76%	1.73%	1.80%	1.80%
Fund Market Price Returns	22.87%	1.83%	1.79%	1.88%
WisdomTree Emerging Markets SmallCap Dividend Index	22.94%	2.92%	3.09%	2.95%
MSCI Emerging Markets Small Cap Index	14.49%	1.66%	2.87%	0.32%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 30, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	9

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Consumer Discretionary	20.3%
Consumer Staples	19.7%
Information Technology	18.0%
Health Care	9.7%
Industrials	8.2%
Materials	6.9%
Financials	5.1%
Energy	4.1%
Real Estate	3.7%
Telecommunication Services	3.0%
Utilities	0.7%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
British American Tobacco PLC	4.3%
Novo Nordisk A/S, Class B	4.2%
Industria de Diseno Textil S.A.	3.3%
Diageo PLC	2.9%
Ambev S.A.	2.4%
MMC Norilsk Nickel PJSC, ADR	2.4%
Formosa Petrochemical Corp.	2.3%
Deutsche Post AG, Registered Shares	2.2%
Wal-Mart de Mexico S.A.B. de C.V.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index.

The Fund returned 8.80% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited from its position in Taiwan. The Fund’s position in Denmark contributed negatively to performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	8.80%	1.04%	2.12%	0.84%	2.43%
Fund Market Price Returns	9.60%	1.16%	2.08%	0.81%	2.48%
WisdomTree Japan Equity Income/Global ex-U.S. Quality Dividend Growth Spliced Index[2]	9.71%	1.68%	2.84%	1.44%	3.04%
MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index[3]	9.63%	1.55%	4.84%	2.50%	4.02%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree Global ex-U.S. Quality Dividend Growth Index thereafter.
[3]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-USA Growth Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Industry Breakdown† as of 3/31/17

Industry	% of Net Assets
Real Estate Management & Development	54.3%
Equity Real Estate Investment Trusts (REITs)	45.3%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Sun Hung Kai Properties Ltd.	3.4%
China Evergrande Group	2.7%
Unibail-Rodamco SE	2.6%
Wharf Holdings Ltd. (The)	2.4%
China Overseas Land & Investment Ltd.	2.4%
Scentre Group	2.2%
Country Garden Holdings Co., Ltd.	2.0%
Henderson Land Development Co., Ltd.	1.8%
Daiwa House Industry Co., Ltd.	1.7%
Swire Properties Ltd.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.

The Fund returned 9.33% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited most from its position in Hong Kong, which had positive performance. The Fund’s position in United Kingdom contributed negatively to performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	9.33%	5.61%	7.04%	-0.11%
Fund Market Price Returns	9.46%	5.79%	7.00%	-0.22%
WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[2]	9.58%	5.81%	7.27%	0.06%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	-1.58%	1.91%	6.04%	-0.84%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 5, 2007.
[2]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	11

Performance Summary (unaudited)

WisdomTree Global High Dividend Fund (DEW)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Financials	20.6%
Energy	14.2%
Telecommunication Services	10.0%
Consumer Staples	8.6%
Utilities	8.5%
Consumer Discretionary	8.0%
Industrials	7.6%
Health Care	6.6%
Information Technology	5.9%
Real Estate	5.7%
Materials	3.8%
Investment Company	0.1%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
AT&T, Inc.	2.9%
Exxon Mobil Corp.	2.8%
Verizon Communications, Inc.	2.2%
General Electric Co.	2.2%
Chevron Corp.	2.1%
Philip Morris International, Inc.	1.9%
Procter & Gamble Co. (The)	1.8%
Pfizer, Inc.	1.7%
Wells Fargo & Co.	1.6%
Merck & Co., Inc.	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index.

The Fund returned 13.54% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited most from its investment in the United States of America, which had positive performance. The Fund’s position in Malaysia was a drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	13.54%	1.87%	5.74%	1.16%	3.37%
Fund Market Price Returns	14.16%	2.09%	5.68%	1.12%	3.30%
WisdomTree Europe Equity Income/Global High Dividend Spliced Index[2]	13.59%	1.80%	5.85%	1.28%	3.60%
MSCI Europe Value/MSCI AC World Spliced Index[3]	15.04%	5.08%	8.37%	2.31%	4.57%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global High Dividend Index thereafter.
[3]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Financials	24.7%
Energy	20.6%
Information Technology	17.3%
Consumer Discretionary	8.9%
Industrials	6.0%
Utilities	5.4%
Health Care	5.3%
Consumer Staples	4.4%
Materials	4.2%
Telecommunication Services	2.5%
Real Estate	0.4%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Reliance Industries Ltd.	10.6%
Infosys Ltd.	7.3%
Housing Development Finance Corp., Ltd.	6.0%
Tata Consultancy Services Ltd.	3.7%
ICICI Bank Ltd.	2.8%
Axis Bank Ltd.	2.6%
HCL Technologies Ltd.	2.1%
Tata Motors Ltd.	2.0%
Bharat Petroleum Corp., Ltd.	2.0%
Indian Oil Corp., Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The Fund returned 25.56% at net asset value (for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in Financials contributed least negatively to performance while its position in Information Technology contributed to a drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.83%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	25.56%	9.44%	5.69%	0.47%
Fund Market Price Returns	25.35%	9.52%	5.74%	0.42%
WisdomTree India Earnings Index	27.05%	10.73%	6.91%	1.81%
MSCI India Index	18.40%	7.47%	6.26%	0.84%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 22, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	13

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Financials	51.1%
Telecommunication Services	25.7%
Industrials	9.7%
Real Estate	8.0%
Utilities	1.5%
Energy	1.2%
Materials	0.5%
Health Care	0.5%
Consumer Discretionary	0.3%
Consumer Staples	0.2%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Maroc Telecom	7.4%
National Bank of Kuwait SAKP	7.3%
Mobile Telecommunications Co. KSC	7.2%
Emirates Telecommunications Group Co. PJSC	5.7%
First Gulf Bank PJSC	4.8%
Industries Qatar QSC	4.8%
Kuwait Finance House KSCP	4.1%
Qatar National Bank QPSC	3.9%
Arab Bank PLC	3.2%
Attijariwafa Bank	3.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Middle East Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The Fund returned 6.60% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in Kuwait contributed positively to performance while its position in Egypt detracted from performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.88%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	6.60%	-4.05%	6.67%	0.09%
Fund Market Price Returns	7.44%	-4.54%	6.57%	-0.21%
WisdomTree Middle East Dividend Index	9.44%	-2.55%	7.96%	1.51%
MSCI Arabian Markets ex-Saudi Arabia Index	8.13%	-4.18%	3.72%	-3.91%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 16, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

The FTSE China 50 Index is a capitalization weighted index that is comprised of the 50 largest and most liquid Chinese securities.

The MSCI AC Asia Pacific ex-Japan Index is comprised of large- and mid-capitalization segments of emerging market and developed market countries in the Asia Pacific region,

excluding Japan.

The MSCI AC World ex-USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World Index is comprised of the world stock market indexes covered by

MSCI.

The MSCI ACWI ex-USA Index is comprised of large- and mid-capitalization segments of the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that aims to represent the universe of companies in the Gulf

Cooperation Council (GCC) countries, excluding Saudi Arabia, plus Jordan, Egypt,

Morocco, Tunisia and Lebanon.

The MSCI China Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the Chinese equity market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Europe Value Index is comprised of value stocks in the MSCI Europe Index.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of the Indian equity market.

The MSCI Japan Value Index is comprised of value stocks in the MSCI Japan Index.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard

& Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The WisdomTree Asia Pacific ex-Japan Index is comprised of dividend-paying companies incorporated in emerging market and developed countries in the Pacific region,

excluding Japan.

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the Financials sector.

The WisdomTree China ex-State-Owned Enterprises Index measures the performance of

Chinese stocks that are not state-owned enterprises. WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets Consumer Growth Index consists of stocks that best exemplify growth trends in emerging market consumers and their local economies.

The WisdomTree Emerging Markets ex-State-Owned Enterprises Index is a modified market capitalization weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	15

Description of Indexes (unaudited) (continued)

The WisdomTree Emerging Markets High Dividend Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend

Index.

The WisdomTree Emerging Markets Quality Dividend Growth Index consists of dividend paying stocks with growth characteristics selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend

Index.

The WisdomTree Europe Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Global ex-U.S. Quality Dividend Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree Global High Dividend Index is comprised of high dividend-paying companies selected from the WisdomTree Global Dividend Index.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The WisdomTree International Real Estate Index is comprised of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The WisdomTree Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Middle East Dividend Index is comprised of companies in the Middle

East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree Pacific ex-Japan Dividend Index is comprised of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of

16	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Description of Indexes (unaudited) (concluded)

its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	17

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 10/1/16 to 3/31/17” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Annualized Expense Ratio Based on the Period 10/1/16 to 3/31/17	Expenses Paid During the Period† 10/1/16 to 3/31/17
WisdomTree Asia Pacific ex-Japan Fund
Actual	$1,000.00	$1,064.00	0.48%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree China ex-State-Owned Enterprises Fund
Actual	$1,000.00	$1,095.00	0.53%*	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.29	0.53%*	$2.67
WisdomTree Emerging Markets Consumer Growth Fund
Actual	$1,000.00	$1,005.60	0.63%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Actual	$1,000.00	$1,067.10	0.58%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Emerging Markets High Dividend Fund
Actual	$1,000.00	$1,097.80	0.63%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18
WisdomTree Emerging Markets Quality Dividend Growth Fund
Actual	$1,000.00	$1,024.00	0.63%	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$1,087.50	0.63%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18
WisdomTree Global ex-U.S. Quality Dividend Growth Fund
Actual	$1,000.00	$1,029.00	0.58%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Global ex-U.S. Real Estate Fund
Actual	$1,000.00	$1,014.40	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Global High Dividend Fund
Actual	$1,000.00	$1,066.90	0.58%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree India Earnings Fund (consolidated)
Actual	$1,000.00	$1,119.30	0.83%	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	0.83%	$4.18
WisdomTree Middle East Dividend Fund
Actual	$1,000.00	$1,047.60	0.88%	$4.49
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	0.88%	$4.43
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period).

*	WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.53% through July 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	19

Schedule of Investments

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.4%
Australia – 19.5%
AGL Energy Ltd.	11,341	$228,140
Amcor Ltd.	17,251	198,188
AMP Ltd.	22,358	88,349
Aurizon Holdings Ltd.	37,769	151,263
Australia & New Zealand Banking Group Ltd.	24,537	595,608
BHP Billiton Ltd.	23,083	423,317
Brambles Ltd.	15,893	113,359
Caltex Australia Ltd.	4,146	93,270
CIMIC Group Ltd.	4,093	112,186
Coca-Cola Amatil Ltd.	13,326	109,993
Commonwealth Bank of Australia	13,596	891,033
Crown Resorts Ltd.	16,048	144,581
CSL Ltd.	2,914	278,602
Fortescue Metals Group Ltd.	33,553	159,463
Insurance Australia Group Ltd.	15,347	70,830
Macquarie Group Ltd.	2,489	171,266
National Australia Bank Ltd.	25,209	641,151
QBE Insurance Group Ltd.	9,122	89,698
Ramsay Health Care Ltd.	1,715	91,436
REA Group Ltd.	1,320	59,743
Rio Tinto Ltd.	7,279	335,721
Sonic Healthcare Ltd.	6,147	103,726
Suncorp Group Ltd.	6,564	66,147
Telstra Corp., Ltd.	267,199	949,861
Treasury Wine Estates Ltd.	5,817	54,271
Wesfarmers Ltd.	16,917	581,634
Westpac Banking Corp.	28,300	756,898
Woodside Petroleum Ltd.	10,303	252,137
Woolworths Ltd.	15,260	308,489

Total Australia		8,120,360
China – 20.8%
AAC Technologies Holdings, Inc.	7,500	87,773
Agricultural Bank of China Ltd. Class H	208,000	95,817
ANTA Sports Products Ltd.	32,000	88,529
Bank of China Ltd. Class H	613,255	304,595
Bank of Communications Co., Ltd. Class H	228,955	177,943
Beijing Enterprises Holdings Ltd.	11,000	56,900
Belle International Holdings Ltd.	136,000	88,374
China CITIC Bank Corp., Ltd. Class H	84,000	55,665
China Construction Bank Corp. Class H	1,702,100	1,368,864
China Evergrande Group(a)	137,000	126,925
China Life Insurance Co., Ltd. Class H	34,396	105,558
China Merchants Bank Co., Ltd. Class H	30,904	81,719
China Merchants Port Holdings Co., Ltd.	38,084	111,486
China Minsheng Banking Corp., Ltd. Class H	59,000	63,012
China Mobile Ltd.	189,734	2,076,417
China Overseas Land & Investment Ltd.	47,065	134,445
China Pacific Insurance Group Co., Ltd. Class H	20,200	72,909
China Petroleum & Chemical Corp. Class H	262,261	212,603
China Resources Land Ltd.	38,000	102,683
China Resources Power Holdings Co., Ltd.	96,218	173,580
China Shenhua Energy Co., Ltd. Class H	35,736	82,954
China State Construction International Holdings Ltd.	46,000	82,275
China Telecom Corp., Ltd. Class H	143,038	69,757
CITIC Ltd.	263,000	374,965
CNOOC Ltd.	524,561	626,382
Country Garden Holdings Co., Ltd.	123,000	110,631
Dali Foods Group Co., Ltd.(a)(b)	149,500	86,374
Fosun International Ltd.	51,500	77,401
Guangdong Investment Ltd.	78,000	111,206
Hengan International Group Co., Ltd.	16,000	118,999
Industrial & Commercial Bank of China Ltd. Class H	616,270	402,837
Lenovo Group Ltd.	193,000	127,152
PetroChina Co., Ltd. Class H	124,919	91,461
Ping An Insurance Group Co. of China Ltd. Class H	22,646	126,758
Shenzhou International Group Holdings Ltd.	11,000	69,427
Sun Art Retail Group Ltd.	116,725	109,343
Tencent Holdings Ltd.	8,100	232,218
Want Want China Holdings Ltd.(a)	136,000	94,149
WH Group Ltd.(b)	112,000	96,558

Total China		8,676,644
Hong Kong – 7.4%
AIA Group Ltd.	26,925	169,765
BOC Hong Kong Holdings Ltd.	64,389	263,057
Chow Tai Fook Jewellery Group Ltd.(a)	95,400	92,681
CLP Holdings Ltd.	32,104	335,643
Galaxy Entertainment Group Ltd.	19,000	104,028
Hang Lung Properties Ltd.	41,000	106,569
Hang Seng Bank Ltd.	11,703	237,328
Henderson Land Development Co., Ltd.	18,615	115,333
Hong Kong & China Gas Co., Ltd.	118,468	236,890
Hong Kong Exchanges & Clearing Ltd.	5,835	146,860
MTR Corp., Ltd.	54,265	304,789
New World Development Co., Ltd.	77,409	95,224
Power Assets Holdings Ltd.	31,079	267,940
Sino Land Co., Ltd.	14,924	26,155
Sun Hung Kai Properties Ltd.	14,534	213,573
Swire Pacific Ltd. Class A	9,500	94,859
Swire Properties Ltd.	34,600	110,859
Wharf Holdings Ltd. (The)	19,350	166,074

Total Hong Kong		3,087,627
India – 3.8%
Ambuja Cements Ltd.	10,157	37,016
Asian Paints Ltd.	2,045	33,808
Axis Bank Ltd. GDR Reg S	1,484	56,318
Bajaj Auto Ltd.	489	21,127
Bharat Petroleum Corp., Ltd.	3,295	32,975
Bharti Airtel Ltd.	8,369	45,115
Bharti Infratel Ltd.	3,406	17,094
Coal India Ltd.	32,786	147,761
Dr Reddy’s Laboratories Ltd. ADR(a)	621	24,933
GAIL India Ltd. GDR Reg S	243	11,263
HCL Technologies Ltd.	6,584	88,694
Hero MotoCorp Ltd.	662	32,847

See Notes to Financial Statements.

20	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 31, 2017

Investments	Shares	Value
Hindustan Unilever Ltd.	6,625	$93,021
IndusInd Bank Ltd.	1,199	26,315
Infosys Ltd.	440	6,927
Infosys Ltd. ADR	13,170	208,086
ITC Ltd.	19,871	85,776
Larsen & Toubro Ltd. GDR Reg S	2,107	50,989
Lupin Ltd.	1,380	30,713
NTPC Ltd.	14,858	37,983
Oil & Natural Gas Corp., Ltd.	33,625	95,798
Reliance Industries Ltd. GDR(b)	2,388	96,236
State Bank of India GDR Reg S	406	18,128
Tata Consultancy Services Ltd.	3,508	131,374
Tech Mahindra Ltd.	6,101	43,140
Wipro Ltd.	4,587	36,429
Yes Bank Ltd.	1,805	42,995
Zee Entertainment Enterprises Ltd.	4,266	35,184

Total India		1,588,045
Indonesia – 3.5%
Astra International Tbk PT	315,161	203,990
Bank Central Asia Tbk PT	95,075	118,081
Bank Mandiri Persero Tbk PT	114,724	100,729
Bank Rakyat Indonesia Persero Tbk PT	97,300	94,741
Gudang Garam Tbk PT	26,500	130,308
Hanjaya Mandala Sampoerna Tbk PT	1,234,700	361,362
Telekomunikasi Indonesia Persero Tbk PT	878,100	272,151
Unilever Indonesia Tbk PT	51,535	167,555

Total Indonesia		1,448,917
Malaysia – 3.9%
Axiata Group Bhd	114,700	131,145
DiGi.Com Bhd	128,800	149,304
Genting Malaysia Bhd	4,540	5,591
IOI Corp. Bhd	67,900	71,344
Kuala Lumpur Kepong Bhd	13,300	74,171
Malayan Banking Bhd	77,594	156,398
Maxis Bhd	101,700	147,994
MISC Bhd	59,200	97,920
Petronas Chemicals Group Bhd	78,308	136,249
Petronas Gas Bhd	24,600	109,840
Public Bank Bhd	29,190	131,258
Sime Darby Bhd	77,000	161,464
Telekom Malaysia Bhd	62,900	91,248
Tenaga Nasional Bhd	49,100	152,220

Total Malaysia		1,616,146
New Zealand – 0.2%
Auckland International Airport Ltd.	17,107	80,840
Philippines – 1.7%
Aboitiz Power Corp.	122,600	102,014
Globe Telecom, Inc.	2,310	93,551
Manila Electric Co.	22,560	123,198
PLDT, Inc.	5,365	176,000
SM Investments Corp.	9,064	125,911
Universal Robina Corp.	21,160	68,952

Total Philippines		689,626
Singapore – 5.2%
CapitaLand Ltd.	43,900	114,046
DBS Group Holdings Ltd.	15,617	216,825
Jardine Cycle & Carriage Ltd.	3,578	112,310
Keppel Corp., Ltd.	34,584	171,769
Oversea-Chinese Banking Corp., Ltd.	29,101	202,435
Singapore Airlines Ltd.	18,757	135,177
Singapore Technologies Engineering Ltd.	53,425	142,615
Singapore Telecommunications Ltd.	269,077	754,871
United Overseas Bank Ltd.	11,398	180,355
Wilmar International Ltd.	61,100	154,357

Total Singapore		2,184,760
South Korea – 11.3%
Coway Co., Ltd.	1,145	98,497
Hanon Systems	6,630	55,018
Hyundai Motor Co.	2,423	341,252
Kangwon Land, Inc.	3,531	120,615
Kia Motors Corp.	4,182	138,552
Korea Electric Power Corp.	14,132	586,990
KT&G Corp.	1,617	140,980
LG Chem Ltd.	583	153,270
LG Corp.	1,859	116,697
LG Display Co., Ltd.	3,192	86,344
LG Household & Health Care Ltd.	74	53,665
NCSoft Corp.	213	58,093
POSCO	1,146	298,208
S-Oil Corp.	1,246	111,976
Samsung Electronics Co., Ltd.	764	1,407,350
Samsung Life Insurance Co., Ltd.	806	78,200
Shinhan Financial Group Co., Ltd.	2,723	113,469
SK Holdings Co., Ltd.	493	107,346
SK Hynix, Inc.	3,882	175,303
SK Innovation Co., Ltd.	1,112	165,562
SK Telecom Co., Ltd.	383	86,306
SK Telecom Co., Ltd. ADR	8,264	208,088

Total South Korea		4,701,781
Taiwan – 17.4%
Advanced Semiconductor Engineering, Inc.	119,053	152,041
Asustek Computer, Inc.	12,740	125,962
Catcher Technology Co., Ltd.	10,000	98,871
Cathay Financial Holding Co., Ltd.	84,614	135,806
Cheng Shin Rubber Industry Co., Ltd.	57,948	119,744
China Steel Corp.	175,078	145,983
Chunghwa Telecom Co., Ltd.	137,436	466,537
CTBC Financial Holding Co., Ltd.	139,389	86,135
Delta Electronics, Inc.	32,415	173,599
Far EasTone Telecommunications Co., Ltd.	56,000	137,497
First Financial Holding Co., Ltd.	75,117	45,799
Formosa Chemicals & Fibre Corp.	86,685	269,690
Formosa Petrochemical Corp.	145,511	508,335

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	21

Schedule of Investments (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 31, 2017

Investments	Shares	Value
Formosa Plastics Corp.	107,444	$320,464
Fubon Financial Holding Co., Ltd.	65,803	107,349
Hon Hai Precision Industry Co., Ltd.	270,532	811,351
Hotai Motor Co., Ltd.	6,000	70,298
Largan Precision Co., Ltd.	1,000	157,535
MediaTek, Inc.	27,000	191,316
Mega Financial Holding Co., Ltd.	137,827	111,288
Nan Ya Plastics Corp.	148,537	351,975
Pegatron Corp.	56,000	165,735
President Chain Store Corp.	11,000	90,632
Quanta Computer, Inc.	74,000	150,476
Taiwan Mobile Co., Ltd.	65,100	239,224
Taiwan Semiconductor Manufacturing Co., Ltd.	300,241	1,870,167
Uni-President Enterprises Corp.	71,346	133,792

Total Taiwan		7,237,601
Thailand – 4.7%
Advanced Info Service PCL	47,800	249,694
Advanced Info Service PCL NVDR	26,700	138,308
Airports of Thailand PCL NVDR	78,740	89,939
Bangkok Bank PCL NVDR	20,500	108,279
Bangkok Dusit Medical Services PCL NVDR	132,700	81,870
Charoen Pokphand Foods PCL NVDR	96,100	77,607
CP ALL PCL	61,800	106,110
Kasikornbank PCL NVDR	15,300	84,153
Krung Thai Bank PCL NVDR	163,900	97,303
PTT Exploration & Production PCL	58,913	159,444
PTT Global Chemical PCL	71,994	153,469
PTT PCL	29,000	326,606
PTT PCL NVDR	6,800	76,583
Siam Cement PCL (The) NVDR	8,071	126,834
Siam Commercial Bank PCL (The)	21,300	101,037

Total Thailand		1,977,236
TOTAL COMMON STOCKS (Cost: $39,093,770)		41,409,583
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree Global ex-U.S. Real Estate Fund(a)(c)
(Cost: $61,139)	2,137	60,238
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(d)
(Cost: $2,900)(e)	2,900	2,900
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $39,157,809)		41,472,721
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.4%		182,237

NET ASSETS – 100.0%		$41,654,958

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(e)

At March 31, 2017, the total market value of the Fund’s securities on loan was $365,332 and the total market value of the collateral held by the Fund was $385,250. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $382,350.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/3/2017	MYR	13,000	USD	2,940	$2

CURRENCY LEGEND

MYR – Malaysian ringgit

USD – U.S. dollar

See Notes to Financial Statements.

22	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.9%
China – 99.9%
Auto Components – 7.2%
Delphi Automotive PLC	5,973	$480,767
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	9,600	33,291
Minth Group Ltd.	14,000	56,386
Xinyi Glass Holdings Ltd.*	54,000	47,527

Total Auto Components		617,971
Automobiles – 3.3%
BYD Co., Ltd. Class H(b)	14,000	77,643
Geely Automobile Holdings Ltd.	90,000	137,811
Great Wall Motor Co., Ltd. Class H	57,000	64,910

Total Automobiles		280,364
Banks – 2.5%
China Minsheng Banking Corp., Ltd. Class H	198,500	211,999
Biotechnology – 0.7%
China Biologic Products, Inc.*	642	64,284
Capital Markets – 1.2%
GF Securities Co., Ltd. Class H	48,800	102,228
Communications Equipment – 0.2%
ZTE Corp. Class H†	10,400	19,083
Diversified Consumer Services – 3.0%
New Oriental Education & Technology Group, Inc. ADR*	2,647	159,826
TAL Education Group ADR*	934	99,536

Total Diversified Consumer Services		259,362
Electronic Equipment, Instruments & Components – 2.4%
AAC Technologies Holdings, Inc.	10,500	122,882
Hollysys Automation Technologies Ltd.	700	11,851
Sunny Optical Technology Group Co., Ltd.	10,000	73,087

Total Electronic Equipment, Instruments & Components		207,820
Food & Staples Retailing – 0.7%
Sun Art Retail Group Ltd.	68,500	64,168
Food Products – 5.0%
China Huishan Dairy Holdings Co., Ltd.†	106,000	5,729
Dali Foods Group Co., Ltd.(a)(b)	64,500	37,265
Tingyi Cayman Islands Holding Corp.(b)	58,000	72,840
Want Want China Holdings Ltd.(b)	194,000	134,301
WH Group Ltd.(a)	208,500	179,753

Total Food Products		429,888
Health Care Equipment & Supplies – 0.5%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	56,000	40,064
Health Care Providers & Services – 0.3%
China Resources Phoenix Healthcare Holdings Co., Ltd.*(b)	21,500	26,420
Hotels, Restaurants & Leisure – 0.4%
MGM China Holdings Ltd.	16,400	34,186
Household Durables – 0.3%
Skyworth Digital Holdings Ltd.	40,000	26,353
Insurance – 10.3%
Ping An Insurance Group Co. of China Ltd. Class H	158,000	884,385
Internet & Catalog Retail – 12.7%
Ctrip.com International Ltd. ADR*	7,705	378,700
JD.com, Inc. ADR*	19,307	600,641
Vipshop Holdings Ltd. ADR*	8,488	113,230

Total Internet & Catalog Retail		1,092,571
Internet Software & Services – 25.6%
58.com, Inc. ADR*(b)	1,341	47,458
Alibaba Group Holding Ltd. ADR*	5,390	581,204
Autohome, Inc. ADR*	746	23,700
Baidu, Inc. ADR*	3,151	543,611
Bitauto Holdings Ltd. ADR*	580	14,854
Fang Holdings Ltd. ADR*(b)	4,394	14,324
Momo, Inc. ADR*	1,000	34,070
NetEase, Inc. ADR	990	281,160
Sohu.com, Inc.*	445	17,502
Tencent Holdings Ltd.	20,300	581,978
Weibo Corp. ADR*(b)	591	30,838
YY, Inc. ADR*	499	23,009

Total Internet Software & Services		2,193,708
Machinery – 1.5%
China Conch Venture Holdings Ltd.	39,863	78,274
Haitian International Holdings Ltd.	20,000	46,529

Total Machinery		124,803
Media – 0.5%
Alibaba Pictures Group Ltd.*(b)	240,000	43,544
Multiline Retail – 0.5%
Intime Retail Group Co., Ltd.	36,000	45,211
Personal Products – 2.2%
Hengan International Group Co., Ltd.	25,000	185,936
Pharmaceuticals – 5.8%
China Medical System Holdings Ltd.	44,000	78,019
CSPC Pharmaceutical Group Ltd.	130,000	170,289
Luye Pharma Group Ltd.(b)	56,107	33,932
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	12,000	44,161
Sihuan Pharmaceutical Holdings Group Ltd.	170,000	64,531
Sino Biopharmaceutical Ltd.	131,000	107,881

Total Pharmaceuticals		498,813
Real Estate Management & Development – 9.1%
China Evergrande Group(b)	109,000	100,984
China Vanke Co., Ltd. Class H	42,276	114,237
Country Garden Holdings Co., Ltd.	260,000	233,855
Guangzhou R&F Properties Co., Ltd. Class H	36,400	56,861
Longfor Properties Co., Ltd.	42,500	69,890
Red Star Macalline Group Corp. Ltd. Class H(a)	27,000	29,948
Shimao Property Holdings Ltd.	38,000	60,338
Sunac China Holdings Ltd.	62,000	80,417
Zall Group Ltd.*(b)	51,000	31,369

Total Real Estate Management & Development		777,899

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	23

Schedule of Investments (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

March 31, 2017

Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 0.5%
GCL-Poly Energy Holdings Ltd.*(b)	169,000	$22,399
Hanergy Thin Film Power Group Ltd.*†	502,000	0
Xinyi Solar Holdings Ltd.*(b)	64,000	20,423

Total Semiconductors & Semiconductor Equipment		42,822
Software – 0.4%
Kingsoft Corp., Ltd.	11,000	30,290
Specialty Retail – 0.3%
GOME Electrical Appliances Holding Ltd.	215,000	29,325
Textiles, Apparel & Luxury Goods – 2.8%
ANTA Sports Products Ltd.	21,000	58,097
Belle International Holdings Ltd.	131,000	85,125
Li Ning Co., Ltd.*	33,500	19,657
Shenzhou International Group Holdings Ltd.	12,000	75,738

Total Textiles, Apparel & Luxury Goods		238,617
TOTAL COMMON STOCKS (Cost: $7,928,886)		8,572,114
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%
United States – 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $162,327)(d)	162,327	162,327
TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $8,091,213)		8,734,441
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.8)%		(158,362)

NET ASSETS – 100.0%		$8,576,079
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $5,729, which represents 0.07% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $615,760 and the total market value of the collateral held by the Fund was $653,599. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $491,272.

ADR	– American Depositary Receipt

See Notes to Financial Statements.

24	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.5%
Brazil – 17.2%
Ambev S.A.	332,002	$1,907,342
Arezzo Industria e Comercio S.A.	3,850	38,052
BB Seguridade Participacoes S.A.	35,527	326,742
Cia Hering	10,930	61,863
Cielo S.A.	34,995	312,039
CVC Brasil Operadora e Agencia de Viagens S.A.	6,424	58,475
Direcional Engenharia S.A.	11,100	19,578
Engie Brasil Energia S.A.	10,853	120,906
Estacio Participacoes S.A.	8,763	43,802
GAEC Educacao S.A.	6,420	27,096
Grendene S.A.	9,255	66,083
Guararapes Confeccoes S.A.	668	15,612
Hypermarcas S.A.	25,300	231,090
Kroton Educacional S.A.	62,545	261,610
Lojas Renner S.A.	16,490	144,387
M. Dias Branco S.A.	3,113	125,306
MRV Engenharia e Participacoes S.A.	37,367	169,008
Multiplus S.A.	3,700	41,953
Natura Cosmeticos S.A.	6,612	60,415
Ser Educacional S.A.(a)	8,575	55,367
Smiles S.A.	5,770	115,220
Transmissora Alianca de Energia Eletrica S.A.	10,200	73,730

Total Brazil		4,275,676
Chile – 0.1%
Forus S.A.	5,019	19,974
China – 23.8%
ANTA Sports Products Ltd.	28,000	77,463
Autohome, Inc. ADR*	300	9,531
BAIC Motor Corp., Ltd. Class H(a)	155,000	176,111
Baidu, Inc. ADR*	2,888	498,238
Belle International Holdings Ltd.	144,000	93,573
Biostime International Holdings Ltd.*(b)	5,500	18,294
Boer Power Holdings Ltd.(b)	18,000	6,045
Boyaa Interactive International Ltd.*(b)	4,000	2,162
BYD Co., Ltd. Class H(b)	23,500	130,329
CGN Power Co., Ltd. Class H(a)	262,000	80,911
Chaowei Power Holdings Ltd.	29,000	19,404
China Aoyuan Property Group Ltd.	23,000	6,925
China Conch Venture Holdings Ltd.	13,000	25,527
China Harmony New Energy Auto Holding Ltd.	49,500	20,764
China Jinmao Holdings Group Ltd.	214,000	68,566
China Lesso Group Holdings Ltd.	40,000	33,816
China Lilang Ltd.	36,000	23,949
China Medical System Holdings Ltd.	12,000	21,278
China Pacific Insurance Group Co., Ltd. Class H	75,800	273,588
China Shengmu Organic Milk Ltd.*(a)	34,000	8,575
China Singyes Solar Technologies Holdings Ltd.(b)	7,000	3,153
China South City Holdings Ltd.	292,000	60,117
China Yongda Automobiles Services Holdings Ltd.(b)	42,000	39,398
China ZhengTong Auto Services Holdings Ltd.	65,000	39,059
CIFI Holdings Group Co., Ltd.	102,000	39,637
Country Garden Holdings Co., Ltd.	310,000	278,826
CT Environmental Group Ltd.(b)	142,000	30,149
Future Land Development Holdings Ltd.	86,000	25,009
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	40,000	138,712
Geely Automobile Holdings Ltd.	85,000	130,155
Golden Eagle Retail Group Ltd.(b)	1,000	1,552
Great Wall Motor Co., Ltd. Class H	214,500	244,268
Guangzhou Automobile Group Co., Ltd. Class H	152,000	243,310
Guorui Properties Ltd.	76,000	21,906
Hengan International Group Co., Ltd.	15,000	111,561
Hisense Kelon Electrical Holdings Co., Ltd. Class H	33,000	48,408
Huaneng Renewables Corp., Ltd. Class H	236,000	81,688
Jiangnan Group Ltd.(b)	52,000	7,160
Jiangsu Expressway Co., Ltd. Class H	28,000	40,208
KWG Property Holding Ltd.	110,500	80,051
Livzon Pharmaceutical Group, Inc. Class H	1,900	11,185
Logan Property Holdings Co., Ltd.(b)	106,000	55,922
Longfor Properties Co., Ltd.	112,500	185,003
MGM China Holdings Ltd.	52,800	110,064
Minth Group Ltd.	18,000	72,496
NetEase, Inc. ADR	773	219,532
New China Life Insurance Co., Ltd. Class H	23,500	111,883
New Oriental Education & Technology Group, Inc. ADR*	1,068	64,486
PICC Property & Casualty Co., Ltd. Class H	192,000	295,974
Ping An Insurance Group Co. of China Ltd. Class H	100,000	559,738
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	17,478	64,321
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	24,000	6,331
Shenguan Holdings Group Ltd.	178,000	13,284
Shimao Property Holdings Ltd.	82,000	130,204
Sihuan Pharmaceutical Holdings Group Ltd.	134,000	50,865
Sinopec Engineering Group Co., Ltd. Class H	82,000	84,200
Sinopharm Group Co., Ltd. Class H	16,400	76,075
TAL Education Group ADR*	206	21,953
Tianneng Power International Ltd.	34,000	30,887
Times Property Holdings Ltd.	42,000	29,724
TravelSky Technology Ltd. Class H	29,000	68,512
Tsingtao Brewery Co., Ltd. Class H	8,000	36,853
Vipshop Holdings Ltd. ADR*	4,165	55,561
Want Want China Holdings Ltd.(b)	206,000	142,608
Xinhua Winshare Publishing and Media Co., Ltd. Class H	50,000	45,487
Xinyi Solar Holdings Ltd.*(b)	64,000	20,423
XTEP International Holdings Ltd.	50,500	19,884
YY, Inc. ADR*	168	7,746
Zhuzhou CRRC Times Electric Co., Ltd. Class H	10,000	53,143

Total China		5,903,720
Hong Kong – 0.4%
Chow Tai Fook Jewellery Group Ltd.(b)	113,600	110,362
India – 4.4%
Apollo Tyres Ltd.	28,738	92,363

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	25

Schedule of Investments (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

March 31, 2017

Investments	Shares	Value
Bajaj Auto Ltd.	7,438	$321,351
Ceat Ltd.	1,079	22,015
Dabur India Ltd.	24,874	106,242
Hero MotoCorp Ltd.	4,817	239,010
JSW Energy Ltd.	45,365	43,804
Jubilant Foodworks Ltd.	1,223	20,856
Kaveri Seed Co., Ltd.*	2,727	23,442
Kwality Ltd.	6,208	14,938
Sun TV Network Ltd.	9,439	114,930
Zee Entertainment Enterprises Ltd.	9,723	80,190

Total India		1,079,141
Indonesia – 4.6%
Ace Hardware Indonesia Tbk PT	278,100	17,217
Blue Bird Tbk PT	67,400	19,524
Gudang Garam Tbk PT	60,100	295,528
Hanjaya Mandala Sampoerna Tbk PT	1,053,300	308,271
Media Nusantara Citra Tbk PT	364,200	50,562
Ramayana Lestari Sentosa Tbk PT	171,400	14,342
Sri Rejeki Isman Tbk PT	1,338,100	35,146
Surya Citra Media Tbk PT	305,900	61,981
Tiphone Mobile Indonesia Tbk PT	334,800	24,245
Tower Bersama Infrastructure Tbk PT	73,300	29,979
Unilever Indonesia Tbk PT	85,300	277,335

Total Indonesia		1,134,130
Malaysia – 1.4%
Astro Malaysia Holdings Bhd	107,100	66,310
Berjaya Sports Toto Bhd	99,700	65,558
Bermaz Auto Bhd	57,100	25,805
British American Tobacco Malaysia Bhd	3,500	36,064
Carlsberg Brewery Malaysia Bhd	15,500	52,536
Dutch Lady Milk Industries Bhd	1,300	16,867
Lingkaran Trans Kota Holdings Bhd	6,100	8,298
Mitrajaya Holdings Bhd	12,500	3,785
Nestle Malaysia Bhd	2,600	46,636
Padini Holdings Bhd	24,300	16,473

Total Malaysia		338,332
Mexico – 7.3%
Coca-Cola Femsa S.A.B. de C.V. Series L	28,355	202,461
Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A*	22,600	31,403
El Puerto de Liverpool S.A.B. de C.V. Class C1	26,640	206,708
Grupo Lala S.A.B. de C.V.(b)	39,150	70,612
Industrias Bachoco S.A.B. de C.V. Series B	27,625	124,630
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	43,735	94,347
Megacable Holdings S.A.B. de C.V. Series CPO	36,024	138,785
Unifin Financiera S.A.B. de C.V. SOFOM ENR	12,200	30,833
Wal-Mart de Mexico S.A.B. de C.V.	394,800	904,717

Total Mexico		1,804,496
Philippines – 1.2%
Cebu Air, Inc.	14,930	27,941
DMCI Holdings, Inc.	313,100	71,138
Universal Robina Corp.	47,100	153,480
Vista Land & Lifescapes, Inc.	514,900	52,131

Total Philippines		304,690
Poland – 0.4%
CCC S.A.	1,277	76,711
Eurocash S.A.	2,794	22,503

Total Poland		99,214
Russia – 3.9%
Magnit PJSC GDR Reg S	10,858	414,775
MegaFon PJSC GDR Reg S	14,952	175,088
Mobile TeleSystems PJSC ADR	33,097	365,060

Total Russia		954,923
South Africa – 6.4%
Astral Foods Ltd.	3,021	35,350
AVI Ltd.	9,464	69,875
City Lodge Hotels Ltd.	2,916	33,358
Clicks Group Ltd.	9,551	91,245
Foschini Group Ltd. (The)	10,405	119,882
Hyprop Investments Ltd.	4,255	38,936
Imperial Holdings Ltd.(b)	6,536	80,428
Lewis Group Ltd.(b)	10,845	33,565
Massmart Holdings Ltd.	1,909	19,386
Metair Investments Ltd.	18,049	34,123
Mr. Price Group Ltd.	9,460	112,811
Murray & Roberts Holdings Ltd.	29,693	34,103
Pick n Pay Stores Ltd.	16,888	83,793
Resilient REIT Ltd.	12,440	108,120
RMB Holdings Ltd.(b)	45,464	198,589
Shoprite Holdings Ltd.	9,306	134,363
SPAR Group Ltd. (The)	7,652	99,445
Truworths International Ltd.	14,019	90,552
Woolworths Holdings Ltd.	31,899	166,314

Total South Africa		1,584,238
South Korea – 18.5%
Amorepacific Corp.	982	246,312
Com2uS Corp.	350	37,901
Dongwon Development Co., Ltd.	5,382	20,695
Gamevil, Inc.*	388	19,083
Grand Korea Leisure Co., Ltd.	1,804	35,328
Hansae Yes24 Holdings Co., Ltd.	3,029	24,756
Hanssem Co., Ltd.	384	75,543
Hy-Lok Corp.	771	15,064
Hyundai Engineering Plastics Co., Ltd.	3,477	26,242
Hyundai Wia Corp.	1,498	90,954
Kangwon Land, Inc.	6,683	228,285
Korea Electric Power Corp.	27,506	1,142,496
Korea Real Estate Investment & Trust Co., Ltd.	7,677	21,384
KT Skylife Co., Ltd.	2,386	35,204
KT&G Corp.	4,871	424,683
LG Household & Health Care Ltd.	320	232,067
Loen Entertainment, Inc.	184	14,808
Modetour Network, Inc.	740	25,576
Nexen Corp.	7,587	57,328

See Notes to Financial Statements.

26	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

March 31, 2017

Investments	Shares	Value
Samsung C&T Corp.	4,326	$493,217
Seohan Co., Ltd.	5,473	13,557
Shinsegae, Inc.	780	133,220
Silicon Works Co., Ltd.	645	17,678
SK Holdings Co., Ltd.	5,277	1,149,020

Total South Korea		4,580,401
Taiwan – 3.2%
Charoen Pokphand Enterprise	16,000	28,580
Cheng Shin Rubber Industry Co., Ltd.	90,000	185,977
Elite Advanced Laser Corp.	7,000	34,836
Highwealth Construction Corp.	49,000	86,074
momo.com, Inc.*	5,000	35,594
Novatek Microelectronics Corp.	21,000	81,321
Ruentex Development Co., Ltd.*	81,000	97,037
Ruentex Industries Ltd.	97,000	156,006
Taiwan Land Development Corp.	132,000	48,724
Yulon Nissan Motor Co., Ltd.	5,000	34,852

Total Taiwan		789,001
Thailand – 3.6%
Amata Corp. PCL NVDR	61,200	31,702
AP Thailand PCL NVDR	252,170	52,837
Beauty Community PCL NVDR	51,700	15,798
BEC World PCL NVDR	64,700	32,762
CP ALL PCL NVDR	87,400	150,065
GFPT PCL NVDR	90,800	48,620
Home Product Center PCL NVDR	174,859	49,106
Jasmine International PCL NVDR(b)	209,900	51,616
Karmarts PCL(b)	42,500	13,852
LPN Development PCL NVDR	104,600	36,833
Major Cineplex Group PCL NVDR	53,600	53,035
Malee Group PCL NVDR	6,000	17,199
Minor International PCL NVDR	68,320	73,067
Pruksa Holding PCL NVDR	33,500	22,130
Quality Houses PCL NVDR	713,000	54,363
Robinson Department Store PCL NVDR	31,100	57,924
SPCG PCL NVDR	55,400	34,340
Supalai PCL NVDR	73,700	53,619
Thai Vegetable Oil PCL NVDR	49,200	47,965

Total Thailand		896,833
Turkey – 3.1%
Aksa Akrilik Kimya Sanayii AS	11,746	34,641
Albaraka Turk Katilim Bankasi AS	89,314	30,657
BIM Birlesik Magazalar AS	8,606	132,104
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	4,370	7,596
Dogus Otomotiv Servis ve Ticaret AS	2,674	6,212
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	134,315	106,961
Is Gayrimenkul Yatirim Ortakligi AS	118,478	47,174
Tat Gida Sanayi AS	7,340	15,278
Turk Telekomunikasyon AS	71,548	115,918
Turk Traktor ve Ziraat Makineleri AS	1,393	31,271
Yapi ve Kredi Bankasi AS*	234,248	244,434

Total Turkey		772,246
TOTAL COMMON STOCKS (Cost: $24,116,027)		24,647,377
WARRANTS – 0.0%
South Africa – 0.0%
Adcock Ingram Holdings Ltd., expiring 7/26/19* (Cost: $0)	182	74
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%
United States – 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $475,519)(d)	475,519	475,519
TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $24,591,546)		25,122,970
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.4)%		(341,341)

NET ASSETS – 100.0%		$24,781,629
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $841,950 and the total market value of the collateral held by the Fund was $905,014. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $429,495.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	BRL	38,000	USD	12,129	$160

CURRENCY LEGEND

BRL – Brazilian real

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	27

Schedule of Investments

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.7%
Brazil – 5.1%
Ambev S.A.	3,282	$18,855
Banco Bradesco S.A.	607	6,127
Banco Santander Brasil S.A.	345	3,005
BM&FBovespa S.A.	1,861	11,307
BR Malls Participacoes S.A.*	700	3,195
BRF S.A.	467	5,679
CCR S.A.	615	3,496
Cia Siderurgica Nacional S.A.*	400	1,148
Cielo S.A.	568	5,065
Cosan S.A. Industria e Comercio	200	2,448
CPFL Energia S.A.	436	3,539
Embraer S.A.	511	2,799
Engie Brasil Energia S.A.	188	2,094
Equatorial Energia S.A.	163	3,018
Estacio Participacoes S.A.	200	1,000
Hypermarcas S.A.	200	1,827
Itau Unibanco Holding S.A.	330	3,510
Itausa – Investimentos Itau S.A.	1,200	3,420
Itausa – Investimentos Itau S.A.*	19	54
JBS S.A.	539	1,733
Klabin S.A.	533	2,543
Kroton Educacional S.A.	991	4,145
Localiza Rent a Car S.A.	100	1,312
Lojas Renner S.A.	555	4,860
Multiplan Empreendimentos Imobiliarios S.A.	210	4,385
Odontoprev S.A.	300	1,068
Raia Drogasil S.A.	163	3,012
Sul America S.A.	231	1,214
TIM Participacoes S.A.	633	2,014
TOTVS S.A.	100	874
Ultrapar Participacoes S.A.	570	12,858
WEG S.A.	611	3,349

Total Brazil		124,953
Chile – 1.5%
Aguas Andinas S.A. Class A	4,207	2,444
Banco de Chile	25,139	3,023
Banco de Credito e Inversiones	34	1,864
Banco Santander Chile	52,603	3,287
Cencosud S.A.	685	2,098
Cia Cervecerias Unidas S.A.	162	2,035
Empresa Nacional de Telecomunicaciones S.A.*	140	1,687
Empresas CMPC S.A.	883	2,147
Empresas COPEC S.A.	611	6,619
Enel Americas S.A.	14,044	2,908
Itau CorpBanca	142,426	1,283
Latam Airlines Group S.A.*	204	2,575
S.A.C.I. Falabella	722	6,052

Total Chile		38,022
China – 26.5%
58.com, Inc. ADR*	87	3,079
AAC Technologies Holdings, Inc.	500	5,851
Alibaba Group Holding Ltd. ADR*	1,100	118,613
Alibaba Pictures Group Ltd.*	10,000	1,814
ANTA Sports Products Ltd.	1,000	2,767
Baidu, Inc. ADR*	262	45,200
Belle International Holdings Ltd.	7,000	4,549
Bitauto Holdings Ltd. ADR*	38	973
BYD Co., Ltd. Class H	1,000	5,546
China Biologic Products, Inc.*	20	2,003
China Conch Venture Holdings Ltd.	2,400	4,713
China Evergrande Group	5,000	4,632
China Huishan Dairy Holdings Co., Ltd.†	3,000	162
China Medical System Holdings Ltd.	2,000	3,546
China Minsheng Banking Corp., Ltd. Class H	9,500	10,146
China Resources Phoenix Healthcare Holdings Co., Ltd.*	1,000	1,229
China Vanke Co., Ltd. Class H	2,100	5,675
Country Garden Holdings Co., Ltd.	12,000	10,793
CSPC Pharmaceutical Group Ltd.	4,000	5,240
Ctrip.com International Ltd. ADR*	434	21,331
Dali Foods Group Co., Ltd.(a)	2,500	1,444
Delphi Automotive PLC	331	26,642
Fang Holdings Ltd. ADR*(b)	308	1,004
Fuyao Glass Industry Group Co., Ltd. Class H(a)	400	1,387
Geely Automobile Holdings Ltd.	5,000	7,656
GF Securities Co., Ltd. Class H	2,200	4,609
GOME Electrical Appliances Holding Ltd.	12,000	1,637
Great Wall Motor Co., Ltd. Class H	3,000	3,416
Guangzhou R&F Properties Co., Ltd. Class H	1,600	2,499
Haitian International Holdings Ltd.	1,000	2,326
Hanergy Thin Film Power Group Ltd.*†	102,000	0
Hengan International Group Co., Ltd.	1,000	7,437
Intime Retail Group Co., Ltd.	2,000	2,512
JD.com, Inc. ADR*	1,100	34,221
Kingsoft Corp., Ltd.	1,000	2,754
Li Ning Co., Ltd.*	2,000	1,174
Longfor Properties Co., Ltd.	2,000	3,289
Luye Pharma Group Ltd.	2,500	1,512
MGM China Holdings Ltd.	800	1,668
Momo, Inc. ADR*	25	852
NetEase, Inc. ADR	66	18,744
New Oriental Education & Technology Group, Inc. ADR*	154	9,298
Ping An Insurance Group Co. of China Ltd. Class H	7,500	41,980
Red Star Macalline Group Corp. Ltd. Class H(a)	1,600	1,775
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	2,862
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	249	916
Shenzhou International Group Holdings Ltd.	1,000	6,311
Shimao Property Holdings Ltd.	1,500	2,382
Sihuan Pharmaceutical Holdings Group Ltd.	7,000	2,657
Sino Biopharmaceutical Ltd.	5,000	4,118
Skyworth Digital Holdings Ltd.	2,000	1,318
Sohu.com, Inc.*	40	1,573

See Notes to Financial Statements.

28	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2017

Investments	Shares	Value
Sun Art Retail Group Ltd.	2,500	$2,342
Sunac China Holdings Ltd.	3,000	3,891
Sunny Optical Technology Group Co., Ltd.	1,000	7,309
TAL Education Group ADR*	54	5,755
Tencent Holdings Ltd.	5,200	149,078
Tingyi Cayman Islands Holding Corp.	2,000	2,512
Vipshop Holdings Ltd. ADR*	432	5,763
Want Want China Holdings Ltd.	6,000	4,154
Weibo Corp. ADR*(b)	6	313
WH Group Ltd.(a)	8,000	6,897
Xinyi Glass Holdings Ltd.*	2,000	1,760
Xinyi Solar Holdings Ltd.*	4,000	1,276
YY, Inc. ADR*	34	1,568
Zall Group Ltd.*	3,000	1,845
ZTE Corp. Class H	760	1,395

Total China		655,693
Czech Republic – 0.2%
Komercni Banka AS	120	4,464
Hungary – 0.4%
OTP Bank PLC	366	10,259
India – 9.6%
ACC Ltd.	57	1,269
Adani Ports & Special Economic Zone Ltd.	646	3,378
Ambuja Cements Ltd.	764	2,784
Ashok Leyland Ltd.	1,050	1,367
Asian Paints Ltd.	227	3,753
Aurobindo Pharma Ltd.	187	1,944
Bajaj Auto Ltd.	67	2,895
Bharat Forge Ltd.	91	1,460
Bharti Airtel Ltd.	989	5,332
Bharti Infratel Ltd.	387	1,942
Cadila Healthcare Ltd.	189	1,287
Cairn India Ltd.	668	3,146
Cipla Ltd.	229	2,091
Dabur India Ltd.	320	1,367
Dr. Reddy’s Laboratories Ltd.	62	2,513
Glenmark Pharmaceuticals Ltd.	118	1,548
HCL Technologies Ltd.	356	4,796
Hero MotoCorp Ltd.	87	4,317
Hindalco Industries Ltd.	746	2,241
Hindustan Unilever Ltd.	587	8,242
ICICI Bank Ltd. ADR	1,423	12,238
Idea Cellular Ltd.	1,493	1,974
IDFC Bank Ltd.	1,348	1,231
IndusInd Bank Ltd.	334	7,330
Infosys Ltd. ADR	1,090	17,222
ITC Ltd.	2,221	9,587
JSW Steel Ltd.	770	2,232
Kotak Mahindra Bank Ltd.	737	9,899
Larsen & Toubro Ltd. GDR Reg S	164	3,969
Lupin Ltd.	157	3,494
Mahindra & Mahindra Ltd.	250	4,955
Marico Ltd.	334	1,517
Maruti Suzuki India Ltd.	86	7,967
Motherson Sumi Systems Ltd.	269	1,541
Pidilite Industries Ltd.	114	1,227
Reliance Industries Ltd. GDR(a)	978	39,413
Siemens Ltd.	95	1,836
Sun Pharmaceutical Industries Ltd.	795	8,425
Tata Consultancy Services Ltd.	322	12,059
Tata Motors Ltd. ADR	187	6,667
Tech Mahindra Ltd.	282	1,994
United Spirits Ltd.*	34	1,139
UPL Ltd.	268	3,000
Vedanta Ltd.	788	3,337
Wipro Ltd.	503	3,995
Yes Bank Ltd.	307	7,313
Zee Entertainment Enterprises Ltd.	396	3,266

Total India		236,499
Indonesia – 2.9%
Adaro Energy Tbk PT	20,500	2,692
Astra International Tbk PT	20,700	13,398
Bank Central Asia Tbk PT	18,200	22,604
Bumi Serpong Damai Tbk PT	16,400	2,320
Charoen Pokphand Indonesia Tbk PT	6,200	1,489
Gudang Garam Tbk PT	400	1,967
Hanjaya Mandala Sampoerna Tbk PT	6,300	1,844
Indocement Tunggal Prakarsa Tbk PT	1,000	1,246
Indofood CBP Sukses Makmur Tbk PT	1,800	1,101
Indofood Sukses Makmur Tbk PT	3,900	2,341
Kalbe Farma Tbk PT	22,900	2,646
Lippo Karawaci Tbk PT	28,900	1,572
Matahari Department Store Tbk PT	2,500	2,472
Mayora Indah Tbk PT	10,100	1,614
Pakuwon Jati Tbk PT	23,700	1,094
Surya Citra Media Tbk PT	6,300	1,277
Unilever Indonesia Tbk PT	1,300	4,227
United Tractors Tbk PT	2,500	4,972

Total Indonesia		70,876
Malaysia – 2.5%
Astro Malaysia Holdings Bhd	6,200	3,839
British American Tobacco Malaysia Bhd	300	3,091
Dialog Group Bhd	9,100	3,640
Genting Bhd	4,700	10,185
Genting Malaysia Bhd	7,200	8,867
Hong Leong Bank Bhd	1,508	4,689
IOI Corp. Bhd	7,300	7,670
Maxis Bhd	3,200	4,657
Sapura Energy Bhd*	11,600	4,770
Westports Holdings Bhd	3,100	2,837
YTL Corp. Bhd	13,100	4,410
YTL Power International Bhd	9,300	3,194

Total Malaysia		61,849
Mexico – 3.5%
Alfa S.A.B. de C.V. Class A	2,444	3,555

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	29

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2017

Investments	Shares	Value
Alsea S.A.B. de C.V.	363	$1,202
America Movil S.A.B. de C.V. Series L	11,310	7,975
Arca Continental S.A.B. de C.V.	400	2,763
Cemex S.A.B. de C.V. Series CPO*	7,337	6,603
Coca-Cola Femsa S.A.B. de C.V. Series L	363	2,592
Concentradora Fibra Danhos S.A. de C.V.	1,200	1,975
El Puerto de Liverpool S.A.B. de C.V. Class C1	60	466
Fomento Economico Mexicano S.A.B. de C.V.	1,224	10,791
Gruma S.A.B. de C.V. Class B	118	1,651
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	207	2,002
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	133	2,295
Grupo Bimbo S.A.B. de C.V. Series A	839	2,075
Grupo Financiero Banorte S.A.B. de C.V. Class O	2,000	11,432
Grupo Financiero Inbursa S.A.B. de C.V. Class O	1,115	1,837
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	1,179	2,120
Grupo Lala S.A.B. de C.V.	479	864
Grupo Mexico S.A.B. de C.V. Series B	2,073	6,194
Grupo Televisa S.A.B. Series CPO	1,537	7,913
Industrias Penoles S.A.B. de C.V.	60	1,539
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	833	1,797
Mexichem S.A.B. de C.V.	500	1,355
Wal-Mart de Mexico S.A.B. de C.V.	2,861	6,556

Total Mexico		87,552
Philippines – 1.6%
Aboitiz Equity Ventures, Inc.	1,700	2,523
Aboitiz Power Corp.	1,300	1,082
Ayala Corp.	190	3,200
Ayala Land, Inc.	4,900	3,228
Bank of the Philippine Islands	1,440	2,904
BDO Unibank, Inc.	1,423	3,335
GT Capital Holdings, Inc.	60	1,369
JG Summit Holdings, Inc.	1,630	2,643
Jollibee Foods Corp.	260	1,023
Manila Electric Co.	200	1,092
Megaworld Corp.	14,000	943
Metro Pacific Investments Corp.	9,800	1,176
Metropolitan Bank & Trust Co.	1,260	2,009
PLDT, Inc.	60	1,968
SM Investments Corp.	335	4,654
SM Prime Holdings, Inc.	10,000	5,640
Universal Robina Corp.	530	1,727

Total Philippines		40,516
Poland – 1.3%
Alior Bank S.A.*	322	5,809
Asseco Poland S.A.	55	754
Bank Pekao S.A.	241	8,035
Bank Zachodni WBK S.A.	55	4,755
CCC S.A.	28	1,682
Cyfrowy Polsat S.A.*	336	2,052
ING Bank Slaski S.A.	67	2,910
LPP S.A.	2	3,430
mBank S.A.*	21	1,980
Orange Polska S.A.	1,091	1,275

Total Poland		32,682
Russia – 4.9%
Lukoil PJSC ADR	878	46,499
Magnit PJSC GDR Reg S	342	13,064
Mail.ru Group Ltd. GDR Reg S*	125	2,763
MMC Norilsk Nickel PJSC ADR	802	12,607
Mobile TeleSystems PJSC ADR	616	6,795
Novatek PJSC GDR Reg S	137	17,057
Novolipetsk Steel PJSC GDR	86	1,711
PhosAgro PJSC GDR Reg S	80	1,168
Polymetal International PLC	319	3,955
Severstal PJSC GDR Reg S	183	2,637
Sistema PJSC FC GDR Reg S	244	2,184
X5 Retail Group N.V. GDR Reg S*	119	4,004
Yandex N.V. Class A*	283	6,206

Total Russia		120,650
South Africa – 7.8%
Anglo American Platinum Ltd.*	56	1,278
AngloGold Ashanti Ltd.	372	3,974
Aspen Pharmacare Holdings Ltd.	220	4,507
AVI Ltd.	232	1,713
Barclays Africa Group Ltd.	303	3,153
Bidvest Group Ltd. (The)	207	2,375
Capitec Bank Holdings Ltd.	53	3,009
Clicks Group Ltd.	165	1,576
Discovery Ltd.	431	4,137
FirstRand Ltd.	3,634	12,564
Foschini Group Ltd. (The)	118	1,360
Gold Fields Ltd.	582	2,030
Hyprop Investments Ltd.	288	2,635
Impala Platinum Holdings Ltd.*	572	1,929
Imperial Holdings Ltd.	130	1,600
Investec Ltd.	216	1,473
Life Healthcare Group Holdings Ltd.(b)	735	1,589
MMI Holdings Ltd.(b)	749	1,279
Mondi Ltd.	70	1,673
Mr. Price Group Ltd.	168	2,003
MTN Group Ltd.	1,159	10,545
Naspers Ltd. Class N	321	55,420
Nedbank Group Ltd.(b)	175	3,152
Netcare Ltd.	1,063	2,030
Pick n Pay Stores Ltd.	319	1,583
Pioneer Foods Group Ltd.	99	1,304
PSG Group Ltd.	79	1,455
Rand Merchant Investment Holdings Ltd.	1,018	3,136
Remgro Ltd.	558	8,576
Resilient REIT Ltd.	347	3,016
RMB Holdings Ltd.	1,075	4,696
Sanlam Ltd.	1,609	8,084
Sappi Ltd.	297	2,019
Shoprite Holdings Ltd.	249	3,595
Sibanye Gold Ltd.	501	1,072

See Notes to Financial Statements.

30	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2017

Investments	Shares	Value
Standard Bank Group Ltd.	1,348	$14,451
Tiger Brands Ltd.	122	3,644
Truworths International Ltd.	306	1,977
Vodacom Group Ltd.	365	4,138
Woolworths Holdings Ltd.	541	2,821

Total South Africa		192,571
South Korea – 16.4%
Amorepacific Corp.	22	5,518
Amorepacific Group	16	1,710
BGF retail Co., Ltd.	18	1,690
BNK Financial Group, Inc.	263	2,159
Celltrion, Inc.*	71	5,720
Cheil Worldwide, Inc.	57	968
CJ CheilJedang Corp.	7	2,210
CJ Corp.	11	1,712
CJ E&M Corp.	18	1,368
CJ Korea Express Corp.*	8	1,191
Coway Co., Ltd.	36	3,097
Daelim Industrial Co., Ltd.	19	1,375
DGB Financial Group, Inc.	192	1,863
Dongbu Insurance Co., Ltd.	47	2,690
Doosan Heavy Industries & Construction Co., Ltd.	37	792
E-Mart, Inc.	15	2,756
GS Engineering & Construction Corp.*	45	1,235
GS Holdings Corp.	45	2,378
Hana Financial Group, Inc.	265	8,756
Hankook Tire Co., Ltd.	58	2,827
Hanmi Pharm Co., Ltd.	4	1,069
Hanmi Science Co., Ltd.	22	1,149
Hanssem Co., Ltd.	9	1,771
Hanwha Chemical Corp.	78	1,841
Hanwha Corp.	40	1,284
Hanwha Techwin Co., Ltd.	24	1,011
Hotel Shilla Co., Ltd.	17	686
Hyosung Corp.	14	1,696
Hyundai Department Store Co., Ltd.	15	1,355
Hyundai Development Co-Engineering & Construction	48	1,745
Hyundai Engineering & Construction Co., Ltd.	49	2,169
Hyundai Glovis Co., Ltd.	15	1,972
Hyundai Heavy Industries Co., Ltd.*	31	4,574
Hyundai Marine & Fire Insurance Co., Ltd.	56	1,753
Hyundai Motor Co.	105	14,788
Hyundai Steel Co.	66	3,453
Kakao Corp.	28	2,081
KB Financial Group, Inc.	342	14,985
Kia Motors Corp.	181	5,997
Korea Investment Holdings Co., Ltd.	44	1,853
Korea Zinc Co., Ltd.	9	3,477
KT Corp.	77	2,196
KT&G Corp.	88	7,672
LG Chem Ltd.	31	8,150
LG Corp.	96	6,026
LG Display Co., Ltd.	129	3,489
LG Electronics, Inc.	71	4,311
LG Household & Health Care Ltd.	6	4,351
LG Uplus Corp.	148	1,893
Lotte Chemical Corp.	11	3,644
Lotte Confectionery Co., Ltd.	8	1,374
Lotte Shopping Co., Ltd.	8	1,556
NAVER Corp.	17	12,997
NCSoft Corp.	10	2,727
NH Investment & Securities Co., Ltd.	122	1,369
OCI Co., Ltd.	12	909
Orion Corp.	4	2,396
Ottogi Corp.	2	1,359
POSCO	55	14,312
S-1 Corp.	14	1,123
Samsung C&T Corp.	55	6,271
Samsung Electro-Mechanics Co., Ltd.	37	2,299
Samsung Electronics Co., Ltd.	63	116,051
Samsung Fire & Marine Insurance Co., Ltd.	34	8,148
Samsung Heavy Industries Co., Ltd.*	159	1,592
Samsung Life Insurance Co., Ltd.	73	7,083
Samsung SDS Co., Ltd.	19	2,268
Samsung Securities Co., Ltd.	52	1,565
Shinhan Financial Group Co., Ltd.	416	17,335
SK Holdings Co., Ltd.	26	5,661
SK Hynix, Inc.	320	14,451
SK Innovation Co., Ltd.	71	10,571
SK Telecom Co., Ltd.	27	6,084
Yuhan Corp.	7	1,393

Total South Korea		405,350
Taiwan – 11.7%
Acer, Inc.*	5,000	2,373
Advanced Semiconductor Engineering, Inc.	4,124	5,267
Asia Cement Corp.	3,000	3,025
AU Optronics Corp.	6,000	2,343
Cathay Financial Holding Co., Ltd.	8,000	12,840
Chailease Holding Co., Ltd.	1,000	2,337
Chang Hwa Commercial Bank Ltd.	6,360	3,878
Cheng Shin Rubber Industry Co., Ltd.	3,000	6,199
Chicony Electronics Co., Ltd.	1,000	2,551
China Development Financial Holding Corp.	13,000	3,569
China Life Insurance Co., Ltd.	4,576	4,524
Compal Electronics, Inc.	3,000	1,958
CTBC Financial Holding Co., Ltd.	17,672	10,920
Delta Electronics, Inc.	1,052	5,634
E.Sun Financial Holding Co., Ltd.	8,660	5,266
Far Eastern New Century Corp.	4,080	3,536
Far EasTone Telecommunications Co., Ltd.	1,000	2,455
Formosa Chemicals & Fibre Corp.	2,000	6,222
Formosa Petrochemical Corp.	2,000	6,987
Formosa Plastics Corp.	3,000	8,948
Foxconn Technology Co., Ltd.	1,020	3,109
Fubon Financial Holding Co., Ltd.	7,000	11,420
Highwealth Construction Corp.	1,000	1,757

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	31

Schedule of Investments (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2017

Investments	Shares	Value
Hon Hai Precision Industry Co., Ltd.	8,085	$24,248
Innolux Corp.	5,000	2,068
Inventec Corp.	3,000	2,249
Lite-On Technology Corp.	1,015	1,749
MediaTek, Inc.	1,000	7,086
Nan Ya Plastics Corp.	4,000	9,478
Pegatron Corp.	2,000	5,919
Pou Chen Corp.	3,000	4,153
Powertech Technology, Inc.	1,000	2,910
Quanta Computer, Inc.	2,000	4,067
Ruentex Industries Ltd.	1,000	1,608
Shin Kong Financial Holding Co., Ltd.*	9,449	2,756
Siliconware Precision Industries Co., Ltd.	3,000	4,894
SinoPac Financial Holdings Co., Ltd.	12,245	3,822
Taishin Financial Holding Co., Ltd.	7,506	3,129
Taiwan Cement Corp.	2,000	2,393
Taiwan Mobile Co., Ltd.	1,000	3,675
Taiwan Semiconductor Manufacturing Co., Ltd.	10,000	62,289
Teco Electric and Machinery Co., Ltd.	2,000	2,033
Uni-President Enterprises Corp.	3,160	5,926
United Microelectronics Corp.	10,000	4,021
Wistron Corp.	3,000	2,749
WPG Holdings Ltd.	2,000	2,511
Yuanta Financial Holding Co., Ltd.	12,236	5,162

Total Taiwan		288,013
Thailand – 2.5%
Advanced Info Service PCL NVDR	1,300	6,734
Bangkok Bank PCL NVDR	900	4,754
Bangkok Dusit Medical Services PCL NVDR	5,200	3,208
Bank of Ayudhya PCL NVDR	3,000	3,361
BTS Group Holdings PCL NVDR	9,000	2,213
Bumrungrad Hospital PCL NVDR	500	2,663
Central Pattana PCL NVDR	2,200	3,633
Charoen Pokphand Foods PCL NVDR	3,600	2,907
CP ALL PCL NVDR	5,100	8,757
Energy Absolute PCL NVDR	2,300	1,857
Glow Energy PCL NVDR	500	1,201
Indorama Ventures PCL NVDR	1,800	1,847
Kasikornbank PCL NVDR	1,900	10,450
Minor International PCL NVDR	2,710	2,898
Thai Union Group PCL NVDR	2,400	1,495
True Corp. PCL NVDR	15,100	2,988

Total Thailand		60,966
Turkey – 1.3%
Akbank TAS	2,808	6,577
Anadolu Efes Biracilik ve Malt Sanayii AS	181	985
Arcelik AS	249	1,549
BIM Birlesik Magazalar AS	191	2,932
Haci Omer Sabanci Holding AS	1,240	3,405
KOC Holding AS	896	3,777
Tupras Turkiye Petrol Rafinerileri AS	146	3,616
Turkcell Iletisim Hizmetleri AS*	927	3,047
Turkiye Garanti Bankasi AS	2,635	6,411
Ulker Biskuvi Sanayi AS	165	837

Total Turkey		33,136
TOTAL COMMON STOCKS (Cost: $2,250,927)		2,464,051
RIGHTS – 0.0%
South Africa – 0.0%
Life Healthcare Group Holdings Ltd., expiring 4/13/17*
(Cost $0)	251	84
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $3,666)(d)	3,666	3,666
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $2,254,593)		2,467,801
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		4,215

NET ASSETS – 100.0%		$2,472,016
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $162, which represents 0.01% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $5,979 and the total market value of the collateral held by the Fund was $6,631. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,965.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/3/2017	BRL	12,688	USD	4,048	$53
4/4/2017	USD	759	IDR	10,111,026	(1)
4/5/2017	USD	1,528	TWD	46,387	1
					$53

CURRENCY LEGEND

BRL – Brazilian real

IDR – Indonesian rupiah

TWD – New Taiwan dollar

USD – U.S. dollar

See Notes to Financial Statements.

32	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.7%
Brazil – 5.1%
Alupar Investimento S.A.	252,619	$1,629,518
Banco do Brasil S.A.	1,377,658	14,653,305
Banco Santander Brasil S.A.	1,633,683	14,227,416
BB Seguridade Participacoes S.A.	1,163,234	10,698,258
BM&FBovespa S.A.	814,606	4,949,290
CCR S.A.	1,945,838	11,062,340
Cia Hering	222,586	1,259,822
Engie Brasil Energia S.A.	681,842	7,595,947
Ez Tec Empreendimentos e Participacoes S.A.	263,812	1,599,515
Grendene S.A.	364,666	2,603,814
Mahle-Metal Leve S.A.	255,141	1,743,826
Multiplus S.A.	282,154	3,199,277
Porto Seguro S.A.	130,626	1,168,864
Qualicorp S.A.	264,946	1,723,219
Smiles S.A.	155,245	3,100,059
Transmissora Alianca de Energia Eletrica S.A.	952,531	6,885,332

Total Brazil		88,099,802
Chile – 2.2%
AES Gener S.A.	16,965,255	6,832,429
Aguas Andinas S.A. Class A	6,766,358	3,931,530
Banco de Chile	47,749,928	5,741,343
Banco Santander Chile	110,673,577	6,915,166
Enel Americas S.A.	47,032,543	9,737,460
Engie Energia Chile S.A.	1,173,978	2,169,919
Inversiones Aguas Metropolitanas S.A.	1,277,590	2,005,807
Inversiones La Construccion S.A.	63,932	853,868

Total Chile		38,187,522
China – 19.3%
361 Degrees International Ltd.	2,409,000	871,040
Agricultural Bank of China Ltd. Class H	18,486,000	8,515,715
Bank of China Ltd. Class H	49,402,084	24,537,354
Bank of Communications Co., Ltd. Class H	18,922,287	14,706,378
Belle International Holdings Ltd.	9,187,000	5,969,806
China CITIC Bank Corp., Ltd. Class H	7,384,000	4,893,212
China Construction Bank Corp. Class H	62,666,054	50,397,328
China Everbright Bank Co., Ltd. Class H	4,667,000	2,282,005
China Evergrande Group(a)	11,351,000	10,516,271
China Galaxy Securities Co., Ltd. Class H	2,091,500	1,929,622
China Lilang Ltd.	2,192,000	1,458,231
China Merchants Bank Co., Ltd. Class H	1,968,432	5,205,080
China Minsheng Banking Corp., Ltd. Class H	3,381,000	3,610,924
China Pacific Insurance Group Co., Ltd. Class H	1,135,400	4,098,047
China Power International Development Ltd.	14,892,000	5,537,912
China Resources Power Holdings Co., Ltd.	6,612,000	11,928,230
China Shineway Pharmaceutical Group Ltd.	1,338,000	1,463,424
China Vanke Co., Ltd. Class H	611,700	1,652,924
China Zhongwang Holdings Ltd.(a)	6,188,000	2,778,887
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,636,991	1,105,861
CIFI Holdings Group Co., Ltd.	5,358,000	2,082,115
CITIC Telecom International Holdings Ltd.	4,146,000	1,259,031
CNOOC Ltd.	33,663,000	40,197,213
Country Garden Holdings Co., Ltd.(a)	8,979,000	8,076,074
Dongyue Group Ltd.*†	3,374,000	446,090
FIH Mobile Ltd.	14,641,000	5,708,323
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	448,400	1,554,961
GF Securities Co., Ltd. Class H	975,600	2,043,720
Greatview Aseptic Packaging Co., Ltd.	2,575,000	1,288,908
Guangzhou R&F Properties Co., Ltd. Class H	1,444,000	2,255,698
Haitong Securities Co., Ltd. Class H	1,374,800	2,324,503
Huadian Power International Corp., Ltd. Class H(a)	4,012,000	1,708,772
Huaneng Power International, Inc. Class H	11,460,000	7,653,272
Huishang Bank Corp., Ltd. Class H	2,078,000	1,010,724
Industrial & Commercial Bank of China Ltd. Class H	49,806,823	32,557,249
Jiangsu Expressway Co., Ltd. Class H	1,320,527	1,896,298
KWG Property Holding Ltd.	2,468,000	1,787,923
Lenovo Group Ltd.	12,398,000	8,168,019
Logan Property Holdings Co., Ltd.(a)	2,894,000	1,526,784
Red Star Macalline Group Corp. Ltd. Class H(b)	741,800	822,790
Shanghai Industrial Holdings Ltd.	889,000	2,613,865
Shenzhen Expressway Co., Ltd. Class H	864,000	782,675
Shenzhen Investment Ltd.	5,110,000	2,288,207
Shimao Property Holdings Ltd.	2,330,000	3,699,698
Sihuan Pharmaceutical Holdings Group Ltd.	11,966,000	4,542,199
Sino-Ocean Group Holding Ltd.	3,479,500	1,634,199
Sinopec Engineering Group Co., Ltd. Class H	1,494,000	1,534,082
SITC International Holdings Co., Ltd.	4,075,000	2,800,039
Skyworth Digital Holdings Ltd.	3,088,000	2,034,428
Sunac China Holdings Ltd.(a)	1,866,000	2,420,289
Tianneng Power International Ltd.(a)	1,294,000	1,175,531
Xinjiang Goldwind Science & Technology Co., Ltd. Class H(a)	579,200	871,986
Xinyi Glass Holdings Ltd.*	4,070,000	3,582,166
Xinyi Solar Holdings Ltd.*(a)	7,564,000	2,413,784
XTEP International Holdings Ltd.	3,235,500	1,273,966
Yingde Gases Group Co., Ltd.(a)	4,552,500	3,514,765
Yuexiu Property Co., Ltd.	9,274,000	1,575,202
Yuexiu Transport Infrastructure Ltd.	2,314,000	1,789,505
Yuzhou Properties Co., Ltd.	3,656,000	1,524,215
Zhejiang Expressway Co., Ltd. Class H	1,480,398	1,935,385

Total China		331,832,904
Czech Republic – 1.7%
CEZ AS	1,088,200	18,778,220
Komercni Banka AS	147,732	5,496,189
O2 Czech Republic AS	436,767	4,892,101

Total Czech Republic		29,166,510

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	33

Schedule of Investments (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2017

Investments	Shares	Value
Hong Kong – 0.2%
CP Pokphand Co., Ltd.(a)	23,012,000	$2,131,974
Wasion Group Holdings Ltd.	1,496,000	787,318

Total Hong Kong		2,919,292
Indonesia – 0.7%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,222,400	791,659
Gudang Garam Tbk PT	1,758,100	8,645,041
Indo Tambangraya Megah Tbk PT	1,750,900	2,654,173

Total Indonesia		12,090,873
Malaysia – 3.3%
Alliance Financial Group Bhd	1,066,400	983,146
AMMB Holdings Bhd	1,648,600	1,732,232
Astro Malaysia Holdings Bhd	5,446,100	3,371,893
Berjaya Sports Toto Bhd	2,052,272	1,349,477
Bermaz Auto Bhd	2,563,400	1,158,468
British American Tobacco Malaysia Bhd	376,197	3,876,304
Bursa Malaysia Bhd	418,900	925,736
Carlsberg Brewery Malaysia Bhd	396,236	1,343,021
DiGi.Com Bhd	7,605,147	8,815,818
Malakoff Corp. Bhd	5,080,557	1,389,103
Malayan Banking Bhd	7,205,365	14,523,072
MISC Bhd	4,602,100	7,612,105
SP Setia Bhd Group	1,839,300	1,475,430
UOA Development Bhd	1,315,859	802,806
YTL Corp. Bhd	13,350,500	4,494,915
YTL Power International Bhd	9,101,900	3,126,175

Total Malaysia		56,979,701
Mexico – 0.2%
Concentradora Fibra Danhos S.A. de C.V.	964,012	1,586,712
Grupo Financiero Interacciones S.A. de C.V.	176,806	819,061
Macquarie Mexico Real Estate Management S.A. de C.V.*	795,397	884,753

Total Mexico		3,290,526
Philippines – 1.1%
Energy Development Corp.	19,612,700	2,353,133
Globe Telecom, Inc.	146,565	5,935,627
PLDT, Inc.	328,259	10,768,596

Total Philippines		19,057,356
Poland – 1.4%
Asseco Poland S.A.	113,164	1,550,955
Bank Handlowy w Warszawie S.A.	89,357	1,729,876
Bank Pekao S.A.(a)	212,465	7,084,044
Bank Zachodni WBK S.A.	44,266	3,826,677
Ciech S.A.	63,139	1,274,907
Energa S.A.	651,368	1,747,635
Powszechny Zaklad Ubezpieczen S.A.	826,469	7,259,335

Total Poland		24,473,429
Russia – 15.8%
Gazprom PJSC ADR	15,952,308	71,306,817
LSR Group PJSC GDR Reg S	542,614	1,991,393
Lukoil PJSC ADR	1,126,459	59,657,269
MegaFon PJSC GDR Reg S	1,713,009	20,059,335
MMC Norilsk Nickel PJSC ADR	2,091,284	32,874,985
Mobile TeleSystems PJSC ADR	2,577,932	28,434,590
Novolipetsk Steel PJSC GDR	1,030,741	20,511,746
PhosAgro PJSC GDR Reg S	803,049	11,724,515
Severstal PJSC GDR Reg S	1,459,254	21,027,850
Sistema PJSC FC GDR Reg S	478,059	4,278,628

Total Russia		271,867,128
South Africa – 9.1%
Assore Ltd.	152,039	2,771,540
Astral Foods Ltd.	109,697	1,283,599
Barclays Africa Group Ltd.(a)	649,094	6,753,434
Barloworld Ltd.	220,798	1,964,479
Bidvest Group Ltd. (The)(a)	352,818	4,048,707
Coronation Fund Managers Ltd.	275,119	1,297,550
DataTec Ltd.	287,877	1,108,033
FirstRand Ltd.(a)	3,254,176	11,251,131
Foschini Group Ltd. (The)	275,956	3,179,449
Hudaco Industries Ltd.	45,552	490,384
Hyprop Investments Ltd.	147,822	1,352,681
Imperial Holdings Ltd.(a)	272,919	3,358,377
Investec Ltd.	210,092	1,433,021
Lewis Group Ltd.(a)	342,967	1,061,481
Liberty Holdings Ltd.(a)	208,521	1,683,408
MMI Holdings Ltd.(a)	1,271,375	2,170,357
Mr. Price Group Ltd.	293,607	3,501,278
MTN Group Ltd.(a)	4,252,030	38,687,250
Nedbank Group Ltd.(a)	290,791	5,237,328
Resilient REIT Ltd.	201,470	1,751,044
Reunert Ltd.	316,482	1,699,391
RMB Holdings Ltd.(a)	802,254	3,504,280
Santam Ltd.	93,317	1,771,657
Sasol Ltd.	581,970	16,952,487
Standard Bank Group Ltd.(a)	931,657	9,987,933
Telkom S.A. SOC Ltd.	596,384	3,337,126
Truworths International Ltd.	674,883	4,359,214
Vodacom Group Ltd.	1,883,410	21,350,112

Total South Africa		157,346,731
South Korea – 3.7%
Hite Jinro Co., Ltd.	93,727	1,705,575
Korea Electric Power Corp.	913,185	37,930,290
Meritz Securities Co., Ltd.	414,399	1,380,342
Mirae Asset Daewoo Co., Ltd.	177,748	1,436,861
NH Investment & Securities Co., Ltd.	143,887	1,614,756
SK Telecom Co., Ltd.	86,512	19,494,791
Tongyang Life Insurance Co., Ltd.	79,343	727,234

Total South Korea		64,289,849
Taiwan – 25.9%
Accton Technology Corp.	702,000	1,547,789
Advanced Semiconductor Engineering, Inc.	8,017,343	10,238,841
Asia Cement Corp.	3,282,158	3,310,012

See Notes to Financial Statements.

34	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2017

Investments	Shares	Value
Asustek Computer, Inc.	921,000	$9,106,039
Aten International Co., Ltd.	326,000	918,613
Cathay Financial Holding Co., Ltd.	6,992,000	11,222,226
Cheng Shin Rubber Industry Co., Ltd.(a)	3,669,000	7,581,653
Cheng Uei Precision Industry Co., Ltd.	913,000	1,182,529
Chicony Electronics Co., Ltd.	953,072	2,431,170
Chin-Poon Industrial Co., Ltd.	476,000	967,923
China Airlines Ltd.	6,773,000	2,354,953
China Development Financial Holding Corp.	10,945,000	3,004,757
China Metal Products	918,000	939,405
China Steel Chemical Corp.	313,000	1,217,237
China Synthetic Rubber Corp.	1,225,176	1,189,138
Chung-Hsin Electric & Machinery Manufacturing Corp.	1,907,750	1,244,902
Chunghwa Telecom Co., Ltd.	8,896,000	30,198,171
Cleanaway Co., Ltd.	189,000	1,077,597
Compal Electronics, Inc.	5,484,000	3,578,584
Compeq Manufacturing Co., Ltd.(a)	2,194,000	1,587,157
CTBC Financial Holding Co., Ltd.	9,536,000	5,892,725
CTCI Corp.	1,139,000	1,989,520
Elan Microelectronics Corp.(a)	841,000	1,072,644
Elite Material Co., Ltd.	450,000	1,750,021
Elitegroup Computer Systems Co., Ltd.	2,414,000	1,738,350
Eternal Materials Co., Ltd.	1,223,005	1,330,120
Everlight Electronics Co., Ltd.	693,000	1,109,988
Far Eastern Department Stores Ltd.	2,087,000	1,110,820
Far Eastern New Century Corp.	5,352,402	4,639,307
Far EasTone Telecommunications Co., Ltd.	3,215,000	7,893,796
Farglory Land Development Co., Ltd.	918,000	1,241,951
Feng Hsin Steel Co., Ltd.	1,082,000	1,847,165
First Financial Holding Co., Ltd.	7,306,000	4,454,511
Flytech Technology Co., Ltd.	295,098	977,419
Formosa Chemicals & Fibre Corp.	5,360,000	16,675,752
Formosa International Hotels Corp.(a)	201,000	1,036,714
Formosa Petrochemical Corp.	8,809,000	30,773,799
Formosa Plastics Corp.	6,706,000	20,001,417
Formosan Rubber Group, Inc.	2,012,901	1,124,452
Fubon Financial Holding Co., Ltd.	4,883,000	7,966,005
Getac Technology Corp.	1,083,000	1,556,193
Gigabyte Technology Co., Ltd.	1,072,000	1,480,326
Greatek Electronics, Inc.	805,000	1,103,666
Highwealth Construction Corp.	1,518,000	2,666,537
Holtek Semiconductor, Inc.	580,000	1,030,304
Hon Hai Precision Industry Co., Ltd.	18,029,000	54,070,660
Inventec Corp.	4,567,000	3,424,215
Kenda Rubber Industrial Co., Ltd.	1,070,543	1,778,211
Kinsus Interconnect Technology Corp.(a)	616,000	1,628,185
Lien Hwa Industrial Corp.	1,503,700	1,261,240
Lite-On Technology Corp.	2,742,651	4,727,384
Long Chen Paper Co., Ltd.(a)	1,629,000	1,403,917
Makalot Industrial Co., Ltd.(a)	363,000	1,489,446
MediaTek, Inc.	1,707,000	12,095,411
Mega Financial Holding Co., Ltd.	10,351,302	8,358,141
Nan Ya Plastics Corp.	9,571,000	22,679,572
Nantex Industry Co., Ltd.	1,160,000	932,817
Nanya Technology Corp.(a)	4,599,314	7,336,469
Novatek Microelectronics Corp.	1,140,000	4,414,600
OptoTech Corp.(a)	1,861,000	1,100,929
Pegatron Corp.	3,741,000	11,071,659
Primax Electronics Ltd.	675,000	1,106,740
Qisda Corp.	2,814,000	1,632,245
Quanta Computer, Inc.	5,398,990	10,978,584
Radiant Opto-Electronics Corp.	1,177,170	2,475,190
Rechi Precision Co., Ltd.	862,000	937,497
Run Long Construction Co., Ltd.	935,000	1,480,654
Sampo Corp.	1,733,000	1,099,456
Sercomm Corp.(a)	522,000	1,307,473
Siliconware Precision Industries Co., Ltd.	4,263,724	6,955,733
SinoPac Financial Holdings Co., Ltd.	6,080,900	1,897,870
Syncmold Enterprise Corp.	739,324	1,632,519
Synnex Technology International Corp.	1,719,875	1,850,669
Taiwan Cement Corp.	3,233,485	3,868,353
Taiwan Cogeneration Corp.	1,487,000	1,149,218
Taiwan Fertilizer Co., Ltd.	1,328,000	1,838,214
Taiwan Mobile Co., Ltd.	3,945,253	14,497,675
Taiwan PCB Techvest Co., Ltd.	872,000	908,139
Taiwan Secom Co., Ltd.	467,538	1,386,782
Test Research, Inc.	827,000	1,166,535
Test Rite International Co., Ltd.	1,439,000	943,762
Tong Hsing Electronic Industries Ltd.	254,000	1,121,727
Topco Scientific Co., Ltd.	386,192	1,260,048
Transcend Information, Inc.	840,000	2,751,784
Tripod Technology Corp.	599,000	1,687,880
TSRC Corp.	829,584	955,556
Tung Ho Steel Enterprise Corp.	2,056,000	1,602,518
TXC Corp.	707,000	1,011,248
U-Ming Marine Transport Corp.	1,082,048	1,164,336
United Microelectronics Corp.	14,338,000	5,764,970
Wan Hai Lines Ltd.	3,860,000	2,238,972
Wistron Corp.	3,115,290	2,854,249
WPG Holdings Ltd.	2,615,000	3,283,563
WT Microelectronics Co., Ltd.	886,943	1,296,397
Yulon Nissan Motor Co., Ltd.(a)	429,000	2,990,311
Yungtay Engineering Co., Ltd.	659,000	1,142,404

Total Taiwan		445,374,325
Thailand – 6.5%
Advanced Info Service PCL	3,444,061	17,989,370
Advanced Info Service PCL NVDR	2,016,000	10,443,012
Bangchak Petroleum PCL (The) NVDR	2,112,600	2,028,834
Bangkok Land PCL NVDR(a)	26,434,900	1,400,117
Banpu PCL NVDR	3,356,233	1,933,893
BEC World PCL NVDR(a)	3,780,755	1,914,446
BJC Heavy Industries PCL NVDR	3,947,007	546,752
BTS Group Holdings PCL NVDR	22,675,043	5,575,965
Glow Energy PCL NVDR	1,639,100	3,935,271
Hana Microelectronics PCL NVDR	1,285,700	1,758,542
Ichitan Group PCL NVDR(a)	2,796,900	838,358

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	35

Schedule of Investments (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2017

Investments	Shares	Value
Intouch Holdings PCL NVDR(a)	6,486,659	$10,524,008
IRPC PCL NVDR	22,210,900	3,328,807
Jasmine International PCL NVDR(a)	13,142,200	3,231,767
Kiatnakin Bank PCL NVDR	850,100	1,719,373
Krung Thai Bank PCL NVDR	7,072,900	4,198,972
Land & Houses PCL NVDR	10,746,953	3,049,336
PTT Global Chemical PCL NVDR	4,156,634	8,860,631
Quality Houses PCL NVDR	13,199,000	1,006,370
Ratchaburi Electricity Generating Holding PCL NVDR	1,133,200	1,657,135
Sansiri PCL NVDR	24,296,700	1,442,423
Siam City Cement PCL NVDR(a)	269,799	2,331,911
Siam Commercial Bank PCL (The) NVDR	1,500,500	7,117,686
SPCG PCL NVDR	1,627,908	1,009,078
Star Petroleum Refining PCL(a)	6,610,938	2,520,285
Thai Oil PCL NVDR	2,342,900	5,147,732
Thai Vegetable Oil PCL NVDR	1,591,197	1,551,258
Thanachart Capital PCL NVDR(a)	906,500	1,272,859
Tipco Asphalt PCL NVDR	2,069,400	1,550,733
TTW PCL NVDR	5,522,277	1,703,489

Total Thailand		111,588,413
Turkey – 3.5%
Aksa Akrilik Kimya Sanayii AS	434,160	1,280,430
Aslan Cimento AS	79,462	850,993
Bolu Cimento Sanayii AS	456,243	740,432
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	630,664	1,096,235
Cimsa Cimento Sanayi ve Ticaret AS	335,526	1,423,497
Enka Insaat ve Sanayi AS	3,833,953	6,422,120
Eregli Demir ve Celik Fabrikalari TAS	5,844,420	9,468,806
Ford Otomotiv Sanayi AS	405,775	3,966,770
Petkim Petrokimya Holding AS	2,688,956	3,743,635
Soda Sanayii AS	1,426,857	2,386,160
TAV Havalimanlari Holding AS	663,133	2,638,583
Trakya Cam Sanayii AS	1,213,719	1,053,191
Tupras Turkiye Petrol Rafinerileri AS	648,541	16,063,707
Turk Telekomunikasyon AS	3,581,443	5,802,456
Turk Traktor ve Ziraat Makineleri AS	90,281	2,026,683
Vestel Beyaz Esya Sanayi ve Ticaret AS	295,340	1,039,710

Total Turkey		60,003,408
TOTAL COMMON STOCKS (Cost: $1,771,020,066)		1,716,567,769
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree Global High Dividend Fund(a)(c) (Cost: $1,671,250)	37,612	1,690,659
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.0%
United States – 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(d)
(Cost: $85,074,095)(e)	85,074,095	85,074,095
TOTAL INVESTMENTS IN SECURITIES – 104.8% (Cost: $1,857,765,411)		1,803,332,523
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.8)%		(81,951,683)

NET ASSETS – 100.0%		$1,721,380,840
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $446,090, which represents 0.03% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(e)

At March 31, 2017, the total market value of the Fund’s securities on loan was $108,701,990 and the total market value of the collateral held by the Fund was $116,212,969. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $31,138,874.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/3/2017	BRL	2,788,944	USD	893,119	$14,698
4/3/2017	HKD	2,744,597	USD	353,186	23
4/3/2017	USD	354,406	PLN	1,394,304	(2,482)
4/3/2017	USD	339,239	THB	11,683,394	765
4/3/2017	ZAR	4,058,297	USD	316,015	13,355
					$26,359

CURRENCY LEGEND

BRL – Brazilian real

HKD – Hong Kong dollar

PLN – Polish zloty

THB – Thai baht

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

36	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.8%
Brazil – 12.7%
AES Tiete Energia S.A.	14,145	$61,036
Ambev S.A.	364,380	2,093,353
Arezzo Industria e Comercio S.A.	4,071	40,236
BB Seguridade Participacoes S.A.	145,700	1,340,002
Cia Hering	9,190	52,015
Cielo S.A.	51,545	459,610
CVC Brasil Operadora e Agencia de Viagens S.A.	5,908	53,778
Engie Brasil Energia S.A.	39,170	436,367
Grendene S.A.	22,925	163,691
Localiza Rent a Car S.A.	5,093	66,844
Lojas Renner S.A.	13,985	122,453
M. Dias Branco S.A.	1,597	64,283
Multiplus S.A.	16,713	189,505
Natura Cosmeticos S.A.	5,302	48,445
Odontoprev S.A.	24,424	86,928
Ser Educacional S.A.(a)	2,742	17,704
Smiles S.A.	8,967	179,060
Ultrapar Participacoes S.A.	16,935	382,017
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	3,280	23,348
WEG S.A.	44,312	242,848

Total Brazil		6,123,523
Chile – 0.1%
Forus S.A.	10,618	42,257
China – 14.6%
AAC Technologies Holdings, Inc.	29,500	345,239
ANTA Sports Products Ltd.	126,000	348,581
BAIC Motor Corp., Ltd. Class H(a)	66,500	75,557
Best Pacific International Holdings Ltd.	32,000	25,653
Brilliance China Automotive Holdings Ltd.	88,000	147,205
China Conch Venture Holdings Ltd.	51,500	101,125
China Everbright International Ltd.	140,000	188,432
China Gas Holdings Ltd.	122,000	196,544
China Lesso Group Holdings Ltd.	92,000	77,776
China Medical System Holdings Ltd.	65,000	115,254
China Overseas Land & Investment Ltd.	440,000	1,256,900
China State Construction International Holdings Ltd.	184,000	329,100
China Yongda Automobiles Services Holdings Ltd.(b)	72,500	68,008
CIFI Holdings Group Co., Ltd.	600,000	233,160
Consun Pharmaceutical Group Ltd.	37,000	21,424
CSPC Pharmaceutical Group Ltd.	116,000	151,950
CT Environmental Group Ltd.	196,000	41,614
Fu Shou Yuan International Group Ltd.	40,000	24,448
Fuyao Glass Industry Group Co., Ltd. Class H(a)	24,000	83,227
Geely Automobile Holdings Ltd.	70,000	107,186
Golden Eagle Retail Group Ltd.	35,000	54,314
Guangzhou R&F Properties Co., Ltd. Class H	176,400	275,558
Guorui Properties Ltd.	138,000	39,776
Haitian International Holdings Ltd.	48,000	111,670
Hengan International Group Co., Ltd.	50,000	371,872
Logan Property Holdings Co., Ltd.	332,000	175,153
Luye Pharma Group Ltd.	60,500	36,589
MGM China Holdings Ltd.	83,200	173,434
Minth Group Ltd.	34,000	136,936
Shenzhou International Group Holdings Ltd.	42,000	265,084
Sino Biopharmaceutical Ltd.	110,000	90,587
Sunny Optical Technology Group Co., Ltd.	13,000	95,014
Tencent Holdings Ltd.	31,100	891,601
Xinyi Glass Holdings Ltd.*	256,000	225,316
Xinyi Solar Holdings Ltd.*	394,000	125,731
Yestar Healthcare Holdings Co., Ltd.	35,000	18,150
Zhuzhou CRRC Times Electric Co., Ltd. Class H	10,864	57,734

Total China		7,082,902
Hong Kong – 0.2%
CP Pokphand Co., Ltd.	1,226,000	113,584
India – 8.1%
ACC Ltd.	2,222	49,482
Adani Ports & Special Economic Zone Ltd.	7,766	40,615
Asian Paints Ltd.	3,456	57,134
Bajaj Auto Ltd.	2,225	96,129
Bharat Forge Ltd.	2,336	37,489
Cadila Healthcare Ltd.	4,397	29,930
Castrol India Ltd.	6,763	45,035
Cipla Ltd.	3,561	32,517
Coal India Ltd.	151,358	682,142
Cummins India Ltd.	2,877	42,066
Dr. Reddy’s Laboratories Ltd.	1,010	40,944
Havells India Ltd.	6,496	46,593
HCL Technologies Ltd.	21,099	284,228
Hero MotoCorp Ltd.	2,755	136,698
Hexaware Technologies Ltd.	9,211	30,491
Hindustan Unilever Ltd.	17,181	241,238
Infosys Ltd. ADR	57,124	902,559
ITC Ltd.	63,365	273,523
Lupin Ltd.	2,351	52,324
Pidilite Industries Ltd.	3,769	40,580
Sun Pharmaceutical Industries Ltd.	2,949	31,252
Tata Consultancy Services Ltd.	12,006	449,622
Tech Mahindra Ltd.	12,099	85,551
Titan Co., Ltd.	5,930	42,259
UPL Ltd.	3,475	38,900
Wipro Ltd. ADR	6,299	64,439
Zee Entertainment Enterprises Ltd.	5,250	43,299

Total India		3,917,039
Indonesia – 7.7%
Ace Hardware Indonesia Tbk PT	577,407	35,748
Adhi Karya Persero Tbk PT	85,800	15,260
Astra Agro Lestari Tbk PT	30,900	34,551
Astra International Tbk PT	1,116,600	722,725
Blue Bird Tbk PT	101,400	29,373
Charoen Pokphand Indonesia Tbk PT	186,300	44,738
Gudang Garam Tbk PT	98,400	483,859
Indofood CBP Sukses Makmur Tbk PT	183,900	112,475
Kalbe Farma Tbk PT	645,431	74,591

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	37

Schedule of Investments (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2017

Investments	Shares	Value
Media Nusantara Citra Tbk PT	422,300	$58,629
Mitra Keluarga Karyasehat Tbk PT	199,000	39,425
Pakuwon Jati Tbk PT	595,300	27,474
Pembangunan Perumahan Persero Tbk PT	96,864	24,061
Sawit Sumbermas Sarana Tbk PT	194,400	24,144
Semen Indonesia Persero Tbk PT	260,800	176,143
Surya Citra Media Tbk PT	626,200	126,880
Tambang Batubara Bukit Asam Persero Tbk PT	81,200	80,435
Telekomunikasi Indonesia Persero Tbk PT	3,121,700	967,515
Tower Bersama Infrastructure Tbk PT	189,400	77,463
Unilever Indonesia Tbk PT	161,265	524,319
Waskita Karya Persero Tbk PT	145,529	25,883

Total Indonesia		3,705,691
Malaysia – 2.0%
Bursa Malaysia Bhd	37,700	83,314
Carlsberg Brewery Malaysia Bhd	13,400	45,419
Datasonic Group Bhd	58,300	16,599
Dutch Lady Milk Industries Bhd	4,100	53,197
Fraser & Neave Holdings Bhd	10,700	59,671
HAP Seng Consolidated Bhd	99,000	201,109
Hartalega Holdings Bhd	50,000	56,039
Inari Amertron Bhd	122,150	56,307
Kossan Rubber Industries	23,700	33,364
Lingkaran Trans Kota Holdings Bhd	20,600	28,022
My EG Services Bhd	72,950	30,495
Nestle Malaysia Bhd	4,300	77,129
Padini Holdings Bhd	41,600	28,200
Scientex Bhd	19,100	31,851
Top Glove Corp. Bhd	53,900	59,923
Westports Holdings Bhd	123,300	112,838

Total Malaysia		973,477
Mexico – 6.8%
America Movil S.A.B. de C.V. Series L	1,418,025	999,853
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	12,473	67,139
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	8,291	143,095
Grupo Lala S.A.B. de C.V.	45,304	81,712
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	67,683	146,009
Unifin Financiera S.A.B. de C.V. SOFOM ENR	12,603	31,852
Wal-Mart de Mexico S.A.B. de C.V.	803,181	1,840,555

Total Mexico		3,310,215
Philippines – 0.8%
D&L Industries, Inc.	195,000	49,435
Jollibee Foods Corp.	13,030	51,289
Semirara Mining & Power Corp.	44,160	129,906
Universal Robina Corp.	45,180	147,223

Total Philippines		377,853
Poland – 0.3%
CCC S.A.	624	37,485
Ciech S.A.	2,735	55,225
Eurocash S.A.	5,834	46,988

Total Poland		139,698
Russia – 7.5%
Magnit PJSC GDR Reg S	14,478	553,060
MMC Norilsk Nickel PJSC ADR	126,170	1,983,392
Novatek PJSC GDR Reg S	8,621	1,073,314

Total Russia		3,609,766
South Africa – 10.5%
Aspen Pharmacare Holdings Ltd.	5,741	117,622
Astral Foods Ltd.	4,127	48,291
AVI Ltd.	19,737	145,723
Capitec Bank Holdings Ltd.	2,849	161,771
City Lodge Hotels Ltd.	3,063	35,039
Clicks Group Ltd.	10,890	104,037
EOH Holdings Ltd.	3,677	38,018
Foschini Group Ltd. (The)	15,512	178,723
Life Healthcare Group Holdings Ltd.(b)	18,872	40,802
Massmart Holdings Ltd.	4,510	45,800
Mr. Price Group Ltd.	15,998	190,777
Naspers Ltd. Class N	1,455	251,204
Netcare Ltd.	46,976	89,687
Oceana Group Ltd.	7,629	59,177
Pick n Pay Stores Ltd.	19,190	95,215
Pioneer Foods Group Ltd.	7,315	96,348
Rand Merchant Investment Holdings Ltd.	70,778	218,002
Resilient REIT Ltd.	27,298	237,256
RMB Holdings Ltd.(b)	99,147	433,078
Santam Ltd.	9,956	189,018
Shoprite Holdings Ltd.	16,907	244,109
SPAR Group Ltd. (The)	8,132	105,683
Truworths International Ltd.	39,023	252,058
Tsogo Sun Holdings Ltd.	55,399	114,196
Vodacom Group Ltd.	113,817	1,290,216
Woolworths Holdings Ltd.	60,613	316,022

Total South Africa		5,097,872
South Korea – 3.8%
Amorepacific Corp.	260	65,215
Coway Co., Ltd.	3,218	276,823
Dongwon Development Co., Ltd.	4,044	15,550
Grand Korea Leisure Co., Ltd.	2,625	51,406
Hanmi Semiconductor Co., Ltd.	770	11,602
Hanon Systems	18,729	155,419
Hansae Co., Ltd.	1,046	22,682
Hansol Chemical Co., Ltd.	253	17,285
Hanssem Co., Ltd.	234	46,034
Hyundai Glovis Co., Ltd.	911	119,751
Kakao Corp.	386	28,683
KEPCO Plant Service & Engineering Co., Ltd.	2,142	119,521
Korea Aerospace Industries Ltd.	697	35,900
Korea Real Estate Investment & Trust Co., Ltd.	8,278	23,058
LEENO Industrial, Inc.	503	18,824
LG Household & Health Care Ltd.	132	95,728

See Notes to Financial Statements.

38	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2017

Investments	Shares	Value
Medy-Tox, Inc.	68	$28,154
NAVER Corp.	58	44,344
NCSoft Corp.	292	79,639
NICE Information Service Co., Ltd.	2,646	18,337
SK Hynix, Inc.	12,340	557,248
SPC Samlip Co., Ltd.	112	22,033

Total South Korea		1,853,236
Taiwan – 17.1%
Advantech Co., Ltd.	22,000	184,164
Aerospace Industrial Development Corp.	50,000	63,278
Aten International Co., Ltd.	14,000	39,450
Chaun-Choung Technology Corp.	3,000	13,891
Cleanaway Co., Ltd.	10,000	57,016
Cub Elecparts, Inc.	4,199	36,050
Delta Electronics, Inc.	109,000	583,752
Eclat Textile Co., Ltd.	14,160	141,868
Elite Advanced Laser Corp.	7,167	35,667
Elite Material Co., Ltd.	22,000	85,557
Ennoconn Corp.	2,050	26,788
Feng TAY Enterprise Co., Ltd.	35,680	142,285
FLEXium Interconnect, Inc.	14,449	50,239
Flytech Technology Co., Ltd.	7,000	23,185
Formosa Petrochemical Corp.	361,000	1,261,135
Grape King Bio Ltd.	3,000	18,884
Greatek Electronics, Inc.	42,000	57,583
Highwealth Construction Corp.	201,000	353,079
Holiday Entertainment Co., Ltd.	18,000	31,856
Holtek Semiconductor, Inc.	19,000	33,751
Hota Industrial Manufacturing Co., Ltd.	6,383	26,716
Hotai Motor Co., Ltd.	25,000	292,906
IEI Integration Corp.	21,000	33,151
Iron Force Industrial Co., Ltd.	2,000	11,502
Kenda Rubber Industrial Co., Ltd.	56,860	94,447
King Slide Works Co., Ltd.	4,000	57,345
Kung Long Batteries Industrial Co., Ltd.	3,000	15,572
Largan Precision Co., Ltd.	3,000	472,604
Makalot Industrial Co., Ltd.	19,784	81,177
MediaTek, Inc.	104,000	736,920
Merry Electronics Co., Ltd.	7,000	37,604
momo.com, Inc.*	5,000	35,594
Nan Liu Enterprise Co., Ltd.	3,000	15,276
Novatek Microelectronics Corp.	71,000	274,944
Ruentex Industries Ltd.	22,000	35,383
Sitronix Technology Corp.	8,000	25,997
Standard Foods Corp.	28,200	70,076
Swancor Holding Co., Ltd.	5,000	11,914
Taiwan Semiconductor Manufacturing Co., Ltd.	412,291	2,568,114
Visual Photonics Epitaxy Co., Ltd.	16,000	30,057
Vivotek, Inc.	3,000	8,503
Voltronic Power Technology Corp.	3,150	42,045
Zeng Hsing Industrial Co., Ltd.	6,000	30,848

Total Taiwan		8,248,173
Thailand – 4.6%
Airports of Thailand PCL NVDR	275,200	314,343
Bangkok Aviation Fuel Services PCL NVDR	39,700	45,347
Bangkok Dusit Medical Services PCL NVDR	347,700	214,514
Beauty Community PCL NVDR	147,700	45,132
BEC World PCL NVDR	154,211	78,087
Berli Jucker PCL NVDR	33,900	45,874
Bumrungrad Hospital PCL NVDR	15,190	80,895
Central Pattana PCL NVDR	90,416	149,323
CH Karnchang PCL NVDR	43,500	34,496
Chularat Hospital PCL NVDR	446,000	32,448
CP ALL PCL NVDR	171,717	294,836
Energy Absolute PCL NVDR	48,600	39,248
Home Product Center PCL NVDR	491,300	137,971
KCE Electronics PCL NVDR	19,400	58,997
Major Cineplex Group PCL NVDR	48,000	47,494
Minor International PCL NVDR	54,300	58,073
PTG Energy PCL NVDR	26,800	18,406
Robinson Department Store PCL NVDR	29,100	54,199
SPCG PCL NVDR	78,900	48,907
STP & I PCL NVDR	174,610	49,290
Supalai PCL NVDR	99,300	72,244
SVI PCL NVDR	154,500	24,729
Thai Vegetable Oil PCL NVDR	68,500	66,781
Tipco Asphalt PCL NVDR	101,400	75,985
TTW PCL NVDR	305,900	94,363
VGI Global Media PCL NVDR	287,780	42,712

Total Thailand		2,224,694
Turkey – 3.0%
Arcelik AS	17,301	107,655
BIM Birlesik Magazalar AS	8,790	134,928
Bolu Cimento Sanayii AS	19,860	32,231
EGE Endustri VE Ticaret AS	294	20,990
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	169,314	134,832
Ford Otomotiv Sanayi AS	24,309	237,640
Otokar Otomotiv Ve Savunma Sanayi A.S.	1,325	43,152
Soda Sanayii AS	74,917	125,285
Tofas Turk Otomobil Fabrikasi AS	23,810	177,971
Turk Telekomunikasyon AS	212,259	343,890
Turk Traktor ve Ziraat Makineleri AS	4,680	105,060

Total Turkey		1,463,634
TOTAL COMMON STOCKS (Cost: $45,390,972)		48,283,614
RIGHTS – 0.0%
South Africa – 0.0%
Life Healthcare Group Holdings Ltd., expiring 4/13/17*
(Cost $0)	6,457	2,167

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	39

Schedule of Investments (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $116,191)(d)	116,191	$116,191
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $45,507,163)		48,401,972
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.1)%		(35,780)

NET ASSETS – 100.0%		$48,366,192
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $115,578 and the total market value of the collateral held by the Fund was $122,865. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,674.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/3/2017	BRL	830,000	USD	264,753	$3,331
4/3/2017	MYR	16,000	USD	3,614	(1)
4/3/2017	USD	36,406	BRL	113,447	(674)
4/3/2017	USD	23,528	MXN	443,505	19
4/3/2017	USD	26,424	ZAR	341,966	(920)
4/3/2017	ZAR	210,000	USD	16,259	598
					$2,353

CURRENCY LEGEND

BRL – Brazilian real

MXN – Mexican peso

MYR – Malaysian ringgit

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

40	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.6%
Brazil – 7.3%
AES Tiete Energia S.A.	567,113	$2,447,109
Alupar Investimento S.A.	447,268	2,885,100
Arezzo Industria e Comercio S.A.	133,406	1,318,534
Cia de Saneamento de Minas Gerais-COPASA	76,138	1,059,954
Cia Hering	350,103	1,981,559
CVC Brasil Operadora e Agencia de Viagens S.A.	210,409	1,915,249
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	465,629	1,941,740
Direcional Engenharia S.A.	379,976	670,204
Duratex S.A.	886,819	2,569,721
EDP – Energias do Brasil S.A.	942,380	4,140,601
Estacio Participacoes S.A.	285,117	1,425,159
Even Construtora e Incorporadora S.A.	525,280	761,048
Ez Tec Empreendimentos e Participacoes S.A.	438,980	2,661,574
Fleury S.A.	67,269	896,228
FPC Par Corretora de Seguros S.A.	394,410	2,205,004
Grendene S.A.	689,401	4,922,509
Guararapes Confeccoes S.A.	27,856	651,007
Iguatemi Empresa de Shopping Centers S.A.	97,597	1,008,262
Localiza Rent a Car S.A.	147,575	1,936,865
Mahle-Metal Leve S.A.	410,883	2,808,284
MRV Engenharia e Participacoes S.A.	582,725	2,635,610
Multiplus S.A.	514,139	5,829,699
Odontoprev S.A.	747,966	2,662,094
Qualicorp S.A.	465,085	3,024,931
Sao Martinho S.A.	129,472	704,665
SLC Agricola S.A.	215,198	1,207,839
Smiles S.A.	286,233	5,715,735
Sul America S.A.	453,399	2,383,417
TOTVS S.A.	232,273	2,030,135
Transmissora Alianca de Energia Eletrica S.A.	1,827,840	13,212,469
Tupy S.A.	161,834	751,839
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	102,068	726,543

Total Brazil		81,090,687
Chile – 1.5%
CAP S.A.	85,807	1,007,593
Engie Energia Chile S.A.	2,416,224	4,466,021
Forus S.A.	246,383	980,538
Inversiones Aguas Metropolitanas S.A.	1,107,471	1,738,721
Inversiones La Construccion S.A.	150,760	2,013,534
Parque Arauco S.A.	779,080	2,056,822
Ripley Corp. S.A.	2,566,216	1,662,582
SONDA S.A.	806,746	1,386,725
Vina Concha y Toro S.A.	879,306	1,489,935

Total Chile		16,802,471
China – 20.1%
361 Degrees International Ltd.	3,885,000	1,404,729
Anhui Expressway Co., Ltd. Class H	1,027,666	813,247
BAIC Motor Corp., Ltd. Class H(a)(b)	2,073,500	2,355,917
Bank of Chongqing Co., Ltd. Class H	1,059,500	917,511
Bank of Jinzhou Co., Ltd. Class H(a)	1,095,000	1,293,457
Beijing Capital International Airport Co., Ltd. Class H	1,816,000	2,173,171
Beijing Capital Land Ltd. Class H	3,460,000	1,562,710
Beijing Jingneng Clean Energy Co., Ltd. Class H	4,060,000	1,238,139
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	569,000	762,913
Best Pacific International Holdings Ltd.	1,110,000	889,828
BYD Electronic International Co., Ltd.	1,345,500	1,869,832
CECEP COSTIN New Materials Group Ltd.†	4,614,000	1
Central China Securities Co., Ltd. Class H(a)	5,445,000	2,935,669
Chaowei Power Holdings Ltd.	790,000	528,598
China Aoyuan Property Group Ltd.	7,346,000	2,211,882
China BlueChemical Ltd. Class H	5,760,000	1,852,924
China Communications Services Corp., Ltd. Class H	3,358,000	2,199,346
China Harmony New Energy Auto Holding Ltd.(a)	2,356,000	988,298
China International Marine Containers Group Co., Ltd. Class H	2,110,600	3,606,610
China Lesso Group Holdings Ltd.	3,218,000	2,720,486
China Lilang Ltd.	2,814,000	1,872,017
China Machinery Engineering Corp. Class H	2,281,000	1,672,997
China Maple Leaf Educational Systems Ltd.(a)	878,000	662,045
China National Building Material Co., Ltd. Class H	2,040,000	1,312,488
China Oilfield Services Ltd. Class H	1,316,000	1,263,252
China Reinsurance Group Corp. Class H(a)	8,724,000	2,009,388
China Shineway Pharmaceutical Group Ltd.	1,311,000	1,433,893
China South City Holdings Ltd.(a)	11,020,000	2,268,803
China Southern Airlines Co., Ltd. Class H	2,652,000	1,835,908
China Travel International Investment Hong Kong Ltd.(a)	7,504,000	2,269,112
China Yongda Automobiles Services Holdings Ltd.(a)	2,153,500	2,020,075
China ZhengTong Auto Services Holdings Ltd.	4,287,500	2,576,417
Chongqing Rural Commercial Bank Co., Ltd. Class H	5,696,000	3,847,906
CIFI Holdings Group Co., Ltd.(a)	19,758,000	7,677,946
CIMC Enric Holdings Ltd.(a)	2,904,000	1,823,524
CITIC Telecom International Holdings Ltd.	5,654,000	1,716,971
Consun Pharmaceutical Group Ltd.	1,517,000	878,402
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	1,556,000	878,960
Cosmo Lady China Holdings Co., Ltd.(a)(b)	3,109,000	932,120
CT Environmental Group Ltd.(a)	4,064,000	862,845
Dah Chong Hong Holdings Ltd.	3,017,000	1,316,043
Dalian Port PDA Co., Ltd. Class H(a)	6,238,000	1,163,881
Dongyue Group Ltd.†*	4,491,000	593,772
Fantasia Holdings Group Co., Ltd.	8,587,500	1,392,299
Fufeng Group Ltd.(a)	1,411,000	1,136,571
Future Land Development Holdings Ltd.(a)	10,644,565	3,095,505

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	41

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2017

Investments	Shares	Value
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	852,000	$2,954,565
Golden Eagle Retail Group Ltd.(a)	798,000	1,238,356
Goldpac Group Ltd.	2,440,000	788,059
Greatview Aseptic Packaging Co., Ltd.	3,279,000	1,641,293
Guangshen Railway Co., Ltd. Class H	2,240,665	1,355,096
Guangzhou Automobile Group Co., Ltd. Class H	2,166,000	3,467,161
Guangzhou R&F Properties Co., Ltd. Class H	5,670,000	8,857,209
Guorui Properties Ltd.(a)	4,083,000	1,176,854
Guotai Junan International Holdings Ltd.(a)	7,283,000	2,361,598
Hisense Kelon Electrical Holdings Co., Ltd. Class H(a)	589,000	864,003
Huadian Fuxin Energy Corp., Ltd. Class H	3,162,000	707,956
Huadian Power International Corp., Ltd. Class H(a)	7,872,000	3,352,804
Huaneng Renewables Corp., Ltd. Class H	2,638,000	913,108
Huishang Bank Corp., Ltd. Class H	3,407,000	1,657,140
Jiangsu Expressway Co., Ltd. Class H	2,411,933	3,463,575
Jiangxi Copper Co., Ltd. Class H	947,000	1,474,452
KWG Property Holding Ltd.	9,497,000	6,880,024
Legend Holdings Corp. Class H(b)	251,900	645,025
Luye Pharma Group Ltd.(a)	1,210,500	732,079
Metallurgical Corp. of China Ltd. Class H	3,275,000	1,247,378
Powerlong Real Estate Holdings Ltd.	6,449,000	2,447,989
Qingdao Port International Co., Ltd. Class H(b)	1,287,000	718,726
Qinhuangdao Port Co., Ltd. Class H	573,500	160,136
Red Star Macalline Group Corp. Ltd. Class H(b)	3,158,800	3,503,681
Shandong Chenming Paper Holdings Ltd. Class H	780,000	937,425
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,408,000	1,007,332
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	292,000	1,074,593
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H(a)	2,245,587	592,351
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	661,300	1,731,642
Sheen Tai Holdings Grp Co., Ltd.	6,470,000	574,445
Shenzhen Expressway Co., Ltd. Class H	1,675,697	1,517,970
Shougang Fushan Resources Group Ltd.	7,754,000	1,426,780
Shui On Land Ltd.	7,644,500	1,721,402
Sihuan Pharmaceutical Holdings Group Ltd.	23,717,000	9,002,786
Sinopec Engineering Group Co., Ltd. Class H	2,892,500	2,970,102
Sinopec Kantons Holdings Ltd.(a)	3,826,000	2,077,555
Sinopec Shanghai Petrochemical Co., Ltd. Class H	4,678,000	2,594,374
Sinotrans Ltd. Class H	3,225,000	1,506,369
SITC International Holdings Co., Ltd.	3,783,000	2,599,398
Skyworth Digital Holdings Ltd.	5,920,000	3,900,199
Sunac China Holdings Ltd.(a)	6,454,000	8,371,141
Tian Ge Interactive Holdings Ltd.(a)(b)	759,000	598,684
Tianjin Port Development Holdings Ltd.	7,096,000	1,205,265
Tianneng Power International Ltd.(a)	2,370,000	2,153,021
Times Property Holdings Ltd.(a)	4,168,000	2,949,752
Tong Ren Tang Technologies Co., Ltd. Class H	388,888	691,557
TravelSky Technology Ltd. Class H	486,000	1,148,164
Weichai Power Co., Ltd. Class H	961,538	1,697,523
Xingda International Holdings Ltd.	2,396,000	1,048,240
Xinjiang Goldwind Science & Technology Co., Ltd. Class H(a)	1,073,000	1,615,402
XTEP International Holdings Ltd.	5,984,500	2,356,375
Yestar Healthcare Holdings Co., Ltd.(a)	1,580,000	819,327
Yingde Gases Group Co., Ltd.(a)	8,742,000	6,749,276
Yuexiu Property Co., Ltd.	26,066,000	4,427,346
Yuexiu Transport Infrastructure Ltd.(a)	2,774,000	2,145,241
Yuzhou Properties Co., Ltd.	10,654,000	4,441,737
Zhejiang Expressway Co., Ltd. Class H	2,976,000	3,890,647
Zhongsheng Group Holdings Ltd.	631,500	939,348
Zijin Mining Group Co., Ltd. Class H	7,812,000	2,895,009
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	4,189,000	2,247,717
ZTE Corp. Class H	951,400	1,745,733

Total China		222,817,903
Hong Kong – 1.6%
Bosideng International Holdings Ltd.(a)	12,156,000	1,047,998
China High Speed Transmission Equipment Group Co., Ltd.(a)	2,164,000	2,447,605
China Water Affairs Group Ltd.	1,170,000	770,816
Concord New Energy Group Ltd.	11,550,000	587,049
Dawnrays Pharmaceutical Holdings Ltd.	1,264,000	733,532
Hua Han Health Industry Holdings Ltd.†*(a)	8,880,000	605,597
Joy City Property Ltd.(a)	6,224,000	921,006
Ju Teng International Holdings Ltd.	3,152,000	1,293,815
Kingboard Laminates Holdings Ltd.	4,623,000	5,996,248
Tibet Water Resources Ltd.(a)	1,910,000	788,921
Vinda International Holdings Ltd.(a)	350,000	671,042
Wasion Group Holdings Ltd.(a)	2,480,000	1,305,179

Total Hong Kong		17,168,808
Hungary – 0.3%
Magyar Telekom Telecommunications PLC	1,939,810	3,224,750
India – 0.5%
Apollo Tyres Ltd.	382,670	1,229,895
Balrampur Chini Mills Ltd.	293,394	656,731
Federal Bank Ltd.	618,451	870,984
Hexaware Technologies Ltd.	245,385	812,281
IRB Infrastructure Developers Ltd.	211,967	771,679
JSW Energy Ltd.	687,351	663,693
Reliance Infrastructure Ltd.	115,558	1,011,967

Total India		6,017,230
Indonesia – 2.6%
Ace Hardware Indonesia Tbk PT	14,383,000	890,471
Adaro Energy Tbk PT	31,588,600	4,148,441
AKR Corporindo Tbk PT	2,615,845	1,226,898
Astra Agro Lestari Tbk PT	607,066	678,795
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	21,825,700	3,308,537

See Notes to Financial Statements.

42	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2017

Investments	Shares	Value
Bank Tabungan Negara Persero Tbk PT	9,567,716	$1,629,861
Blue Bird Tbk PT	2,648,700	767,249
Elnusa Tbk PT	9,893,300	288,064
Indo Tambangraya Megah Tbk PT	1,893,400	2,870,187
Japfa Comfeed Indonesia Tbk PT	4,327,100	501,698
Matahari Putra Prima Tbk PT	4,642,600	384,982
Media Nusantara Citra Tbk PT	13,471,440	1,870,261
Pakuwon Jati Tbk PT	15,306,100	706,409
Pembangunan Perumahan Persero Tbk PT	2,039,500	506,604
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	8,102,252	890,758
Ramayana Lestari Sentosa Tbk PT	8,500,800	711,297
Sawit Sumbermas Sarana Tbk PT	6,136,500	762,141
Tambang Batubara Bukit Asam Persero Tbk PT	2,619,600	2,594,929
Total Bangun Persada Tbk PT	9,683,600	588,625
Tower Bersama Infrastructure Tbk PT	5,435,503	2,223,068
Waskita Karya Persero Tbk PT	4,343,400	772,493

Total Indonesia		28,321,768
Malaysia – 5.1%
AirAsia Bhd	1,834,100	1,301,339
Alliance Financial Group Bhd	2,018,447	1,860,866
Berjaya Corp. Bhd*	11,206,324	962,242
Berjaya Sports Toto Bhd	2,116,600	1,391,776
Bermaz Auto Bhd	4,244,480	1,918,192
BIMB Holdings Bhd	1,524,100	1,532,538
Bumi Armada Bhd*	8,509,300	1,442,091
Bursa Malaysia Bhd	1,062,900	2,348,924
Datasonic Group Bhd	1,854,900	528,115
Dialog Group Bhd	4,123,076	1,649,044
DRB-Hicom Bhd	1,610,100	509,353
Dutch Lady Milk Industries Bhd	121,100	1,571,249
Felda Global Ventures Holdings Bhd	2,908,200	1,373,435
Fraser & Neave Holdings Bhd	446,700	2,491,144
Globetronics Technology Bhd	779,800	909,223
Hartalega Holdings Bhd	1,361,344	1,525,764
Inari Amertron Bhd	2,372,550	1,093,662
IOI Properties Group Bhd	6,776,700	3,169,759
Kossan Rubber Industries	577,900	813,539
Lingkaran Trans Kota Holdings Bhd	828,100	1,126,463
Mah Sing Group Bhd	4,638,777	1,519,880
Malakoff Corp. Bhd	9,888,063	2,703,549
Malaysian Resources Corp. Bhd*	1,963,343	754,193
MMC Corp. Bhd	2,492,400	1,402,345
Padini Holdings Bhd	1,191,500	807,705
Pos Malaysia Bhd	750,800	777,011
Press Metal Bhd	3,406,280	2,039,689
Scientex Bhd	524,400	874,494
SP Setia Bhd Group	6,381,100	5,118,722
Sunway Bhd	3,056,200	2,244,413
Sunway Construction Group Bhd	2,835,700	1,127,744
Supermax Corp. Bhd	1,154,267	519,035
Top Glove Corp. Bhd	1,615,580	1,796,103
UEM Sunrise Bhd	3,045,300	873,920
Unisem M Bhd	1,655,200	1,174,405
UOA Development Bhd	4,199,360	2,562,032
VS Industry Bhd	2,216,400	866,427

Total Malaysia		56,680,385
Mexico – 1.6%
Banregio Grupo Financiero S.A.B. de C.V.	169,489	1,005,281
Bolsa Mexicana de Valores S.A.B. de C.V.	918,579	1,513,395
Concentradora Hipotecaria SAPI de C.V.	1,289,354	1,536,889
Corp. Inmobiliaria Vesta S.A.B. de C.V.	920,963	1,272,830
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	443,635	2,387,987
Grupo Financiero Interacciones S.A. de C.V.(a)	603,936	2,797,759
Grupo Herdez S.A.B. de C.V.	473,718	973,888
Macquarie Mexico Real Estate Management S.A. de C.V.*	2,566,021	2,854,291
Megacable Holdings S.A.B. de C.V. Series CPO	267,930	1,032,221
Rassini S.A.B. de C.V.	242,442	1,069,316
Unifin Financiera S.A.B. de C.V. SOFOM ENR(a)	279,748	707,014

Total Mexico		17,150,871
Philippines – 1.3%
Cebu Air, Inc.	508,280	951,221
D&L Industries, Inc.	6,124,900	1,552,740
Filinvest Land, Inc.	39,192,000	1,281,014
First Gen Corp.	2,511,600	1,048,690
First Philippine Holdings Corp.	689,566	986,763
Lopez Holdings Corp.	5,723,612	879,503
Manila Water Co., Inc.	1,376,445	844,933
Nickel Asia Corp.	3,959,148	479,753
Petron Corp.	4,476,700	794,073
Premium Leisure Corp.	29,341,000	918,094
Puregold Price Club, Inc.	1,040,100	905,877
Robinsons Land Corp.	2,440,460	1,118,696
Robinsons Retail Holdings, Inc.	629,880	966,632
Vista Land & Lifescapes, Inc.	13,435,700	1,360,306

Total Philippines		14,088,295
Poland – 1.2%
Asseco Poland S.A.	214,485	2,939,597
CCC S.A.	18,824	1,130,785
Ciech S.A.	100,317	2,025,609
Energa S.A.	1,224,344	3,284,942
Eurocash S.A.	154,728	1,246,197
Grupa Azoty S.A.	59,927	1,045,181
Warsaw Stock Exchange	118,457	1,327,201

Total Poland		12,999,512
South Africa – 8.9%
Aeci Ltd.	218,527	1,874,194
African Rainbow Minerals Ltd.	242,611	1,719,967
Alexander Forbes Group Holdings Ltd.	3,010,200	1,443,504
Assore Ltd.	146,474	2,670,095
Astral Foods Ltd.	161,477	1,889,493

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	43

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2017

Investments	Shares	Value
AVI Ltd.	676,004	$4,991,099
Barloworld Ltd.	390,042	3,470,272
Blue Label Telecoms Ltd.	767,224	1,019,628
Capevin Holdings Ltd.	1,221,091	787,727
Cashbuild Ltd.(a)	29,110	812,638
City Lodge Hotels Ltd.	85,667	979,991
Clicks Group Ltd.	238,797	2,281,338
Coronation Fund Managers Ltd.	1,047,247	4,939,155
DataTec Ltd.	491,412	1,891,435
DRDGOLD Ltd.(a)	2,239,787	1,069,051
Exxaro Resources Ltd.(a)	299,509	2,633,289
Foschini Group Ltd. (The)	511,547	5,893,830
Harmony Gold Mining Co., Ltd.	249,954	612,360
Hudaco Industries Ltd.	87,943	946,738
Hyprop Investments Ltd.	589,799	5,397,098
Investec Ltd.	799,155	5,450,972
JSE Ltd.	165,419	1,589,700
KAP Industrial Holdings Ltd.	2,785,813	1,857,382
Lewis Group Ltd.(a)	539,141	1,668,638
Massmart Holdings Ltd.(a)	171,601	1,742,661
Metair Investments Ltd.	404,352	764,450
Mondi Ltd.	181,260	4,332,802
Mpact Ltd.	281,261	648,786
Murray & Roberts Holdings Ltd.	965,011	1,108,319
Oceana Group Ltd.	209,407	1,624,344
Omnia Holdings Ltd.	78,036	944,551
Peregrine Holdings Ltd.	604,906	1,238,797
Pick n Pay Stores Ltd.	630,675	3,129,211
Reunert Ltd.	578,136	3,104,375
Santam Ltd.	207,043	3,930,787
SPAR Group Ltd. (The)	278,635	3,621,138
Sun International Ltd.	140,477	796,215
Tongaat Hulett Ltd.	120,838	1,109,002
Truworths International Ltd.	1,264,775	8,169,454
Tsogo Sun Holdings Ltd.	1,611,340	3,321,520
Wilson Bayly Holmes-Ovcon Ltd.	98,767	1,187,009

Total South Africa		98,663,015
South Korea – 8.6%
Binggrae Co., Ltd.	13,949	854,428
Bukwang Pharmaceutical Co., Ltd.	55,855	1,066,355
Cheil Worldwide, Inc.	106,349	1,806,877
Daeduck Electronics Co.	136,163	1,166,451
Daesang Corp.	28,639	617,187
Daewoong Pharmaceutical Co., Ltd.(a)	6,760	508,375
Daishin Securities Co., Ltd.	132,253	1,407,324
DGB Financial Group, Inc.	271,565	2,634,785
Doosan Heavy Industries & Construction Co., Ltd.(a)	160,488	3,437,081
GOLFZONYUWONHOLDINGS Co., Ltd.(a)	164,594	905,171
Grand Korea Leisure Co., Ltd.	109,298	2,140,415
Green Cross Corp.	7,931	1,124,084
Green Cross Holdings Corp.	37,091	950,243
Halla Holdings Corp.	11,403	678,082
Hana Tour Service, Inc.	13,620	969,464
Hancom, Inc.	37,734	556,748
Hankook Tire Worldwide Co., Ltd.	67,194	1,168,670
Hanmi Semiconductor Co., Ltd.(a)	54,607	822,792
Hansae Co., Ltd.(a)	24,938	540,773
Hanwha Corp.	51,918	1,666,687
Hite Jinro Co., Ltd.	158,298	2,880,591
Hotel Shilla Co., Ltd.(a)	15,851	639,256
Huchems Fine Chemical Corp.	49,453	1,048,052
Hyundai Corp.	31,656	608,606
Hyundai Home Shopping Network Corp.	11,104	1,265,993
Hyundai Wia Corp.	18,043	1,095,520
IlDong Holdings Co., Ltd.(a)	15,693	276,448
iMarketKorea, Inc.	74,618	890,772
Innocean Worldwide, Inc.	15,167	835,453
IS Dongseo Co., Ltd.	13,616	554,600
It’s Skin Co., Ltd.	17,374	654,069
Jeju Air Co., Ltd.	23,709	631,788
KB Insurance Co., Ltd.	51,260	1,237,611
KIWOOM Securities Co., Ltd.	12,949	942,546
Kolon Industries, Inc.	10,473	663,050
Korea Investment Holdings Co., Ltd.	67,612	2,847,648
Korea Petrochemical Ind Co., Ltd.	4,926	1,079,201
Korea Real Estate Investment & Trust Co., Ltd.(a)	258,853	721,029
Korean Reinsurance Co.	192,612	1,997,943
KT Skylife Co., Ltd.	50,765	749,014
Kumho Petrochemical Co., Ltd.(a)	17,010	1,198,594
LEENO Industrial, Inc.	18,349	686,672
LF Corp.	51,550	1,032,567
LG Hausys Ltd.	9,618	872,956
LIG Nex1 Co., Ltd.(a)	13,804	968,983
Lock&Lock Co., Ltd.	54,367	685,482
LOTTE Fine Chemical Co., Ltd.	27,659	955,933
LS Corp.	33,702	1,934,784
LS Industrial Systems Co., Ltd.	37,413	1,580,760
Mando Corp.(a)	8,746	2,029,498
Medy-Tox, Inc.	1,470	608,611
Meritz Financial Group, Inc.	110,866	1,204,526
Meritz Fire & Marine Insurance Co., Ltd.	189,992	2,718,297
Meritz Securities Co., Ltd.	1,460,090	4,863,485
Moorim P&P Co., Ltd.	210,466	777,273
NH Investment & Securities Co., Ltd.	515,288	5,782,764
NongShim Co., Ltd.	4,816	1,287,655
Paradise Co., Ltd.(a)	137,039	1,691,083
Partron Co., Ltd.	78,038	802,501
Poongsan Corp.	27,809	972,308
POSCO Chemtech Co., Ltd.	63,761	875,196
S&T Motiv Co., Ltd.	20,703	917,315
SAMHWA Paints Industrial Co., Ltd.	61,014	467,576
Samyang Corp.	4,905	425,892
Samyang Holdings Corp.	5,576	615,788
Seah Besteel Corp.	76,892	1,938,974
Shinsegae, Inc.	6,102	1,042,191

See Notes to Financial Statements.

44	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2017

Investments	Shares	Value
Silicon Works Co., Ltd.	33,564	$919,911
SK Materials Co., Ltd.	8,889	1,291,659
SK Networks Co., Ltd.	194,195	1,297,180
SKC Co., Ltd.	53,832	1,482,630
Sungwoo Hitech Co., Ltd.	98,577	660,236
Tongyang Life Insurance Co., Ltd.	259,666	2,380,020
Tongyang, Inc.	359,841	770,651
Yuhan Corp.	5,395	1,073,404

Total South Korea		95,454,537
Taiwan – 24.8%
AcBel Polytech, Inc.(a)	1,253,303	985,129
Accton Technology Corp.(a)	1,042,633	2,298,827
Adlink Technology, Inc.	424,000	947,424
Aerospace Industrial Development Corp.	1,000	1,266
Arcadyan Technology Corp.(a)	273,000	544,336
Asia Vital Components Co., Ltd.	783,000	674,811
Aten International Co., Ltd.	460,000	1,296,202
Chang Wah Electromaterials, Inc.	204,000	1,095,889
Charoen Pokphand Enterprise	656,000	1,171,795
Chaun-Choung Technology Corp.	156,000	722,353
Cheng Uei Precision Industry Co., Ltd.	1,284,820	1,664,116
Chicony Electronics Co., Ltd.	1,717,473	4,381,063
Chilisin Electronics Corp.	278,000	712,809
Chin-Poon Industrial Co., Ltd.	747,650	1,520,310
China Airlines Ltd.	11,995,000	4,170,627
China Bills Finance Corp.	4,602,000	2,108,192
China General Plastics Corp.	1,181,000	1,097,609
China Metal Products	1,360,000	1,391,711
China Steel Chemical Corp.	481,726	1,873,401
China Synthetic Rubber Corp.	1,662,580	1,613,677
Chong Hong Construction Co., Ltd.(a)	538,000	1,312,087
Chroma ATE, Inc.(a)	516,132	1,563,237
Cleanaway Co., Ltd.	296,161	1,688,584
Clevo Co.	1,358,000	1,262,111
Compeq Manufacturing Co., Ltd.(a)	3,465,000	2,506,608
CTCI Corp.	1,836,190	3,207,319
Cub Elecparts, Inc.(a)	116,494	1,000,138
CyberPower Systems, Inc.	194,000	624,662
CyberTAN Technology, Inc.	1,050,000	712,862
De Licacy Industrial Co., Ltd.(a)	962,000	914,681
Elan Microelectronics Corp.	995,156	1,269,261
Elite Advanced Laser Corp.	272,600	1,356,599
Elite Material Co., Ltd.	768,163	2,987,336
Elitegroup Computer Systems Co., Ltd.	3,965,000	2,855,244
Ennoconn Corp.(a)	57,000	744,846
Eternal Materials Co., Ltd.	2,191,628	2,383,578
Eva Airways Corp.(a)	3,618,000	1,919,743
Everest Textile Co., Ltd.	1,494,000	824,734
Everlight Electronics Co., Ltd.	1,264,165	2,024,831
Far Eastern Department Stores Ltd.	3,878,841	2,064,539
Far Eastern International Bank	6,888,231	2,170,272
Faraday Technology Corp.(a)	826,200	1,021,093
Farglory Land Development Co., Ltd.	3,425,640	4,634,507
Feng Hsin Steel Co., Ltd.	864,950	1,476,622
FLEXium Interconnect, Inc.	381,742	1,327,306
Flytech Technology Co., Ltd.	400,655	1,327,044
Formosa International Hotels Corp.	333,976	1,722,575
Foxsemicon Integrated Technology, Inc.(a)	205,000	797,232
Getac Technology Corp.	1,430,292	2,055,227
Gigabyte Technology Co., Ltd.	1,958,000	2,703,805
Grand Pacific Petrochemical	2,242,000	1,559,074
Grape King Bio Ltd.	131,988	830,838
Great Wall Enterprise Co., Ltd.	969,446	920,163
Greatek Electronics, Inc.	1,423,000	1,950,953
Highwealth Construction Corp.	6,385,613	11,217,045
Hiwin Technologies Corp.	189,961	1,192,636
Holiday Entertainment Co., Ltd.	587,000	1,038,870
Holtek Semiconductor, Inc.	803,773	1,427,811
Hong Pu Real Estate Development Co., Ltd.	1,629,000	1,385,126
Hota Industrial Manufacturing Co., Ltd.(a)	246,428	1,031,436
Huaku Development Co., Ltd.	1,106,296	2,548,573
IEI Integration Corp.	706,620	1,115,501
Inventec Corp.	8,552,992	6,412,806
Iron Force Industrial Co., Ltd.(a)	88,000	506,089
ITEQ Corp.	816,000	1,208,839
Kenda Rubber Industrial Co., Ltd.	1,739,039	2,888,607
Kindom Construction Corp.	1,785,187	1,285,535
King Slide Works Co., Ltd.	119,004	1,706,080
King’s Town Bank Co., Ltd.	1,182,000	1,174,501
Kinik Co.	581,495	1,412,414
Kinpo Electronics, Inc.	2,162,000	844,350
Kinsus Interconnect Technology Corp.(a)	1,018,368	2,691,707
Kung Long Batteries Industrial Co., Ltd.	216,000	1,121,200
LCY Chemical Corp.	1,584,000	2,323,078
Lien Hwa Industrial Corp.	2,563,000	2,149,736
Long Chen Paper Co., Ltd.(a)	3,262,643	2,811,835
Lotes Co., Ltd.	287,233	859,545
Makalot Industrial Co., Ltd.(a)	599,667	2,460,527
Merida Industry Co., Ltd.(a)	532,043	2,814,300
Merry Electronics Co., Ltd.	238,146	1,279,321
Micro-Star International Co., Ltd.	1,168,877	2,719,707
MIN AIK Technology Co., Ltd.	845,000	949,642
Mirle Automation Corp.(a)	600,000	819,642
momo.com, Inc.*	194,000	1,381,033
Namchow Chemical Industrial Co., Ltd.	561,086	1,144,639
Nantex Industry Co., Ltd.	1,788,000	1,437,825
Novatek Microelectronics Corp.	2,090,000	8,093,433
Nuvoton Technology Corp.	588,000	842,007
OptoTech Corp.	2,505,000	1,481,907
Posiflex Technology, Inc.	149,442	839,742
Powertech Technology, Inc.	1,077,000	3,134,188
Primax Electronics Ltd.	985,000	1,615,020
Prince Housing & Development Corp.	2,756,460	1,081,054
Qisda Corp.	3,958,000	2,295,816
Radiant Opto-Electronics Corp.	2,062,252	4,336,217
Realtek Semiconductor Corp.	626,770	2,241,231
Rechi Precision Co., Ltd.	1,101,000	1,197,429

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	45

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2017

Investments	Shares	Value
Ruentex Industries Ltd.(a)	827,162	$1,330,329
Run Long Construction Co., Ltd.	1,301,000	2,060,247
Sampo Corp.	1,647,000	1,044,896
SCI Pharmtech, Inc.(a)	235,000	582,417
SDI Corp.	537,000	848,617
Sercomm Corp.	673,488	1,686,911
Sinbon Electronics Co., Ltd.	509,120	1,250,043
Sitronix Technology Corp.	283,000	919,628
Standard Foods Corp.	752,131	1,869,018
Sunny Friend Environmental Technology Co., Ltd.	166,000	798,748
Sunonwealth Electric Machine Industry Co., Ltd.(a)	949,000	939,852
Swancor Holding Co., Ltd.	281,000	669,566
Syncmold Enterprise Corp.	742,220	1,638,914
Synnex Technology International Corp.	3,146,600	3,385,894
Systex Corp.	660,000	1,400,807
Taichung Commercial Bank Co., Ltd.	9,364,782	3,040,063
Taiwan Cogeneration Corp.	1,588,970	1,228,025
Taiwan Fertilizer Co., Ltd.	2,239,000	3,099,217
Taiwan FU Hsing Industrial Co., Ltd.	700,000	967,784
Taiwan Hon Chuan Enterprise Co., Ltd.	585,692	1,134,998
Taiwan Paiho Ltd.	258,000	884,304
Taiwan PCB Techvest Co., Ltd.	1,146,302	1,193,809
Taiwan Secom Co., Ltd.	552,674	1,639,307
Taiwan Styrene Monomer	1,803,000	1,473,656
Teco Electric and Machinery Co., Ltd.	2,779,683	2,826,175
Test Research, Inc.	947,115	1,335,965
Ton Yi Industrial Corp.	2,151,538	1,113,262
Tong Hsing Electronic Industries Ltd.	386,918	1,708,726
Tong Yang Industry Co., Ltd.	516,685	897,398
Topco Scientific Co., Ltd.	406,387	1,325,939
Transcend Information, Inc.	1,178,479	3,860,618
Tripod Technology Corp.	1,154,928	3,254,391
TSRC Corp.	1,489,011	1,715,117
Tung Ho Steel Enterprise Corp.	3,014,153	2,349,336
TXC Corp.	955,549	1,366,757
TYC Brother Industrial Co., Ltd.	753,000	821,432
U-Ming Marine Transport Corp.	1,884,420	2,027,727
USI Corp.	1,965,000	1,023,218
Visual Photonics Epitaxy Co., Ltd.(a)	590,750	1,109,755
Vivotek, Inc.	251,000	711,411
Voltronic Power Technology Corp.(a)	112,315	1,499,137
Walsin Lihwa Corp.	3,619,000	1,657,876
Wan Hai Lines Ltd.	7,798,000	4,523,187
Wistron Corp.	5,776,903	5,292,837
Wistron NeWeb Corp.(a)	729,703	2,051,369
WPG Holdings Ltd.	4,787,759	6,011,819
WT Microelectronics Co., Ltd.	1,415,017	2,068,254
Yageo Corp.	736,111	2,006,307
Yulon Motor Co., Ltd.	2,463,000	2,293,145
Yungtay Engineering Co., Ltd.	1,159,790	2,010,545
Zeng Hsing Industrial Co., Ltd.	205,000	1,053,967
Zinwell Corp.(a)	889,186	991,973

Total Taiwan		274,503,951
Thailand – 10.9%
Amata Corp. PCL NVDR	4,012,300	2,078,398
Ananda Development PCL NVDR(a)	5,615,400	813,814
Asia Plus Group Holdings PCL NVDR(a)	8,176,600	837,588
Bangchak Petroleum PCL (The)	2,351,739	2,258,491
Bangkok Aviation Fuel Services PCL NVDR	1,180,300	1,348,178
Bangkok Chain Hospital PCL NVDR	2,149,700	813,273
Bangkok Land PCL NVDR	51,567,914	2,731,280
Bangkok Life Assurance PCL NVDR	1,218,800	1,826,648
Banpu PCL NVDR	6,509,986	3,751,116
Beauty Community PCL NVDR(a)	3,401,800	1,039,473
BEC World PCL NVDR	5,621,100	2,846,334
BJC Heavy Industries PCL NVDR(a)	8,421,300	1,166,545
Carabao Group PCL NVDR(a)	769,800	1,372,143
Central Plaza Hotel PCL NVDR	1,160,200	1,198,606
CH Karnchang PCL NVDR(a)	1,695,325	1,344,419
Dhipaya Insurance PCL NVDR	1,604,422	2,194,481
Eastern Polymer Group PCL NVDR(a)	2,798,300	1,091,225
Forth Smart Service PCL NVDR	1,247,005	664,102
GFPT PCL NVDR	1,547,900	828,850
Global Power Synergy Co., Ltd. NVDR(a)	2,529,800	2,484,707
Gunkul Engineering PCL NVDR(a)	5,308,600	826,512
Hana Microelectronics PCL	2,261,047	3,092,593
Ichitan Group PCL NVDR(a)	4,788,300	1,435,271
Inter Far East Energy Corp. NVDR†	4,230,700	381,671
IRPC PCL NVDR	26,003,100	3,897,154
Jasmine International PCL	313,400	77,067
Jasmine International PCL(a)	12,535,096	3,082,475
Jay Mart PCL NVDR	2,232,100	1,006,840
KCE Electronics PCL NVDR	553,200	1,682,340
Kiatnakin Bank PCL	548,423	1,109,215
Kiatnakin Bank PCL NVDR	1,795,006	3,630,496
LPN Development PCL NVDR(a)	6,679,618	2,352,081
Malee Group PCL NVDR	187,800	538,328
MC Group PCL NVDR	2,216,200	1,328,591
MK Restaurants Group PCL NVDR(a)	1,150,000	2,083,303
Platinum Group PCL (The) NVDR	4,827,500	1,039,607
PTG Energy PCL NVDR(a)	1,007,600	692,015
Quality Houses PCL NVDR(a)	37,613,144	2,867,848
Ratchaburi Electricity Generating Holding PCL	1,051,690	1,537,939
Ratchaburi Electricity Generating Holding PCL NVDR	1,308,700	1,913,777
Robinson Department Store PCL NVDR(a)	1,098,700	2,046,324
Sahamitr Pressure Container PCL NVDR(a)	1,136,850	545,887
Sansiri PCL	40,120,524	2,381,837
SC Asset Corp. PCL NVDR(a)	16,955,300	1,825,671
Siam City Cement PCL NVDR(a)	357,700	3,091,652
Siam Future Development PCL NVDR	5,640,300	1,042,296
Siamgas & Petrochemicals PCL NVDR(a)	2,585,200	985,555
Sino-Thai Engineering & Construction PCL NVDR	1,185,700	828,135

See Notes to Financial Statements.

46	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2017

Investments	Shares	Value
SPCG PCL NVDR	3,624,300	$2,246,565
Sri Trang Agro-Industry PCL NVDR(a)	3,571,100	1,995,347
Star Petroleum Refining PCL	10,273,270	3,916,474
STP & I PCL NVDR(a)	4,608,500	1,300,908
Supalai PCL	3,918,427	2,850,802
Taokaenoi Food & Marketing PCL NVDR(a)	988,880	762,614
Thai Union Group PCL NVDR	6,143,720	3,826,136
Thai Vegetable Oil PCL NVDR	2,924,800	2,851,387
Thaicom PCL NVDR	2,979,700	1,716,932
Thanachart Capital PCL	2,661,866	3,737,651
TICON Industrial Connection PCL NVDR	2,269,215	1,036,789
Tipco Asphalt PCL NVDR	3,683,200	2,760,055
Tisco Financial Group PCL NVDR	1,992,257	4,159,896
TPI Polene PCL NVDR(a)	11,491,810	876,204
TTCL PCL NVDR(a)	989,400	498,119
TTW PCL	7,513,324	2,317,679
Unique Engineering & Construction PCL NVDR	1,519,700	760,679
Vanachai Group PCL NVDR	3,008,300	1,208,135
VGI Global Media PCL NVDR(a)	7,871,900	1,168,329
Vibhavadi Medical Center PCL NVDR	11,193,100	964,178

Total Thailand		120,967,030
Turkey – 3.3%
Aksa Akrilik Kimya Sanayii AS	755,923	2,229,378
Alarko Holding AS(a)	832,368	1,220,558
Albaraka Turk Katilim Bankasi AS	2,166,415	743,624
Anadolu Cam Sanayii AS*	1	1
Aselsan Elektronik Sanayi ve Ticaret AS	1	4
Aslan Cimento AS	125,976	1,349,131
Bolu Cimento Sanayii AS	516,273	837,855
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(a)	465,784	809,636
Cimsa Cimento Sanayi ve Ticaret AS	269,832	1,144,784
EGE Endustri VE Ticaret AS	9,750	696,113
Goodyear Lastikleri TAS(a)	796,541	800,555
Is Gayrimenkul Yatirim Ortakligi AS	1,834,167	730,312
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	432,062	963,394
Otokar Otomotiv Ve Savunma Sanayi A.S.	34,522	1,124,301
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	717,775	658,319
Soda Sanayii AS	2,748,991	4,597,190
TAV Havalimanlari Holding AS	1,192,301	4,744,125
Tekfen Holding AS	375,818	892,679
Torunlar Gayrimenkul Yatirim Ortakligi AS	571,700	708,022
Trakya Cam Sanayii AS	1,839,002	1,595,773
Turk Traktor ve Ziraat Makineleri AS	149,402	3,353,868
Turkiye Sise ve Cam Fabrikalari AS	3,596,329	4,118,104
Ulker Biskuvi Sanayi AS	215,527	1,092,535
Vestel Beyaz Esya Sanayi ve Ticaret AS(a)	466,493	1,642,234

Total Turkey		36,052,495
TOTAL COMMON STOCKS (Cost: $1,003,910,174)		1,102,003,708
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.5%
United States – 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $39,219,518)(d)	39,219,518	39,219,518
TOTAL INVESTMENTS IN SECURITIES – 103.1% (Cost: $1,043,129,692)		1,141,223,226
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.1)%		(34,621,384)

NET ASSETS – 100.0%		$1,106,601,842
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,581,041, which represents 0.14% of net assets.

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $80,228,377 and the total market value of the collateral held by the Fund was $87,525,655. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $48,306,137.

NVDR	– Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/3/2017	USD	383,993	ZAR	4,967,515	$(13,525)
4/4/2017	MXN	2,700,000	USD	144,296	939
4/4/2017	TRY	900,000	USD	247,493	352
4/4/2017	USD	585,285	ZAR	7,525,302	(24,062)
4/5/2017	HKD	4,600,000	USD	591,919	13
					$(36,283)

CURRENCY LEGEND

HKD – Hong Kong dollar

MXN – Mexican peso

TRY – Turkish New lira

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	47

Schedule of Investments

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.4%
Australia – 3.4%
carsales.com Ltd.	6,501	$55,346
Cochlear Ltd.	760	78,402
CSL Ltd.	6,353	607,397
Domino’s Pizza Enterprises Ltd.(a)	742	32,898
Fortescue Metals Group Ltd.	80,429	382,243
JB Hi-Fi Ltd.	2,750	51,817
Magellan Financial Group Ltd.	5,966	107,544
Northern Star Resources Ltd.	5,826	18,044
Platinum Asset Management Ltd.	35,138	137,510
REA Group Ltd.	1,614	73,050
Seek Ltd.	7,694	93,440
TPG Telecom Ltd.(a)	13,030	69,281

Total Australia		1,706,972
Brazil – 6.5%
Ambev S.A.	209,988	1,206,375
BB Seguridade Participacoes S.A.	89,536	823,462
Cielo S.A.	29,777	265,512
Engie Brasil Energia S.A.	24,342	271,178
Localiza Rent a Car S.A.	2,639	34,636
Lojas Renner S.A.	7,532	65,951
M. Dias Branco S.A.	500	20,126
Natura Cosmeticos S.A.	2,568	23,464
Odontoprev S.A.	12,842	45,706
Smiles S.A.	5,494	109,709
Ultrapar Participacoes S.A.	10,273	231,737
WEG S.A.	25,816	141,482

Total Brazil		3,239,338
Canada – 3.2%
Agrium, Inc.(a)	3,451	328,423
Alimentation Couche-Tard, Inc. Class B	2,140	96,405
CCL Industries, Inc. Class B	333	72,445
CI Financial Corp.(a)	6,901	136,763
Constellation Software, Inc.	194	95,062
Dollarama, Inc.	1,099	90,819
Gildan Activewear, Inc.	4,701	126,650
Linamar Corp.	313	14,197
Magna International, Inc.	5,749	247,392
Open Text Corp.	5,138	174,137
Saputo, Inc.	5,138	176,795
Stella-Jones, Inc.	2,068	60,630

Total Canada		1,619,718
China – 7.4%
AAC Technologies Holdings, Inc.	17,000	198,951
ANTA Sports Products Ltd.	75,000	207,489
BAIC Motor Corp., Ltd. Class H(b)	42,000	47,721
Brilliance China Automotive Holdings Ltd.	56,000	93,676
China Conch Venture Holdings Ltd.	32,500	63,816
China Everbright International Ltd.	80,000	107,675
China Gas Holdings Ltd.	64,000	103,105
China Lesso Group Holdings Ltd.	62,000	52,415
China Medical System Holdings Ltd.	33,000	58,514
China Overseas Land & Investment Ltd.	265,300	757,854
China State Construction International Holdings Ltd.	114,000	203,899
CIFI Holdings Group Co., Ltd.	398,000	154,663
CSPC Pharmaceutical Group Ltd.	70,400	92,218
Geely Automobile Holdings Ltd.	30,000	45,937
Golden Eagle Retail Group Ltd.(a)	15,000	23,277
Haitian International Holdings Ltd.	30,000	69,793
Hengan International Group Co., Ltd.	27,500	204,529
Logan Property Holdings Co., Ltd.(a)	194,000	102,348
Luye Pharma Group Ltd.(a)	23,000	13,910
Minth Group Ltd.	18,000	72,496
Shenzhou International Group Holdings Ltd.	25,200	159,050
Sino Biopharmaceutical Ltd.	60,500	49,823
Sunny Optical Technology Group Co., Ltd.	5,000	36,544
Tencent Holdings Ltd.	17,300	495,971
Xinyi Glass Holdings Ltd.*	168,000	147,863
Xinyi Solar Holdings Ltd.*(a)	244,000	77,864
Zhuzhou CRRC Times Electric Co., Ltd. Class H	6,700	35,606

Total China		3,677,007
Denmark – 5.2%
Chr Hansen Holding A/S	1,665	107,188
DSV A/S	667	34,632
GN Store Nord A/S(a)	812	19,025
Novo Nordisk A/S Class B	61,211	2,108,523
Novozymes A/S Class B	3,099	123,198
Pandora A/S	1,644	182,542
SimCorp A/S	304	18,364

Total Denmark		2,593,472
France – 1.1%
Cie Plastic Omnium S.A.	2,347	85,699
Hermes International	790	375,240
Sartorius Stedim Biotech	324	21,884
SEB S.A.	462	64,682

Total France		547,505
Germany – 2.6%
CTS Eventim AG & Co. KGaA	1,241	48,155
Deutsche Post AG Registered Shares	32,039	1,100,151
Fuchs Petrolub SE	2,152	91,572
RHOEN-KLINIKUM AG	1,868	51,087

Total Germany		1,290,965
Hong Kong – 0.9%
CP Pokphand Co., Ltd.	682,000	63,185
Galaxy Entertainment Group Ltd.	39,000	213,530
SJM Holdings Ltd.	183,000	148,821
Vitasoy International Holdings Ltd.	10,000	19,867

Total Hong Kong		445,403
India – 3.8%
Adani Ports & Special Economic Zone Ltd.	4,240	22,174
Asian Paints Ltd.	2,556	42,255
Bajaj Auto Ltd.	1,396	60,313
Bharat Forge Ltd.	1,420	22,789

See Notes to Financial Statements.

48	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2017

Investments	Shares	Value
Castrol India Ltd.	4,243	$28,254
Dr. Reddy’s Laboratories Ltd.	488	19,783
HCL Technologies Ltd.	13,562	182,696
Hero MotoCorp Ltd.	1,878	93,183
Hindustan Unilever Ltd.	8,854	124,319
Infosys Ltd. ADR	34,790	549,682
ITC Ltd.	33,971	146,640
Lupin Ltd.	1,045	23,258
Maruti Suzuki India Ltd.	672	62,255
Motherson Sumi Systems Ltd.	4,052	23,207
Pidilite Industries Ltd.	2,356	25,367
Sun Pharmaceutical Industries Ltd.	1,502	15,917
Tata Consultancy Services Ltd.	7,760	290,610
Tech Mahindra Ltd.	6,616	46,781
UPL Ltd.	2,926	32,754
Wipro Ltd. ADR(a)	8,133	83,201
Zee Entertainment Enterprises Ltd.	1,515	12,495

Total India		1,907,933
Indonesia – 4.0%
Astra International Tbk PT	703,000	455,020
Charoen Pokphand Indonesia Tbk PT	84,800	20,364
Gudang Garam Tbk PT	49,400	242,913
Indofood CBP Sukses Makmur Tbk PT	97,400	59,571
Kalbe Farma Tbk PT	448,000	51,774
Media Nusantara Citra Tbk PT	272,200	37,790
Mitra Keluarga Karyasehat Tbk PT	115,700	22,922
Semen Indonesia Persero Tbk PT	156,500	105,700
Surya Citra Media Tbk PT	419,300	84,958
Telekomunikasi Indonesia Persero Tbk PT	1,907,600	591,227
Tower Bersama Infrastructure Tbk PT	90,900	37,177
Unilever Indonesia Tbk PT	84,300	274,083

Total Indonesia		1,983,499
Ireland – 0.1%
Kingspan Group PLC	1,721	55,046
Italy – 0.6%
Brembo SpA	1,064	78,920
De’ Longhi SpA	2,494	72,715
DiaSorin SpA	502	33,987
Industria Macchine Automatiche SpA	720	58,757
Moncler SpA	1,984	43,564

Total Italy		287,943
Japan – 4.6%
Asahi Intecc Co., Ltd.	500	20,798
Calbee, Inc.(a)	900	30,652
CyberAgent, Inc.	700	20,699
Daikin Industries Ltd.	3,400	341,281
Daito Trust Construction Co., Ltd.	2,000	274,522
DeNA Co., Ltd.(a)	600	12,164
Fujitsu General Ltd.	1,000	19,743
GungHo Online Entertainment, Inc.(a)	18,900	42,064
Haseko Corp.	4,500	48,622
Hikari Tsushin, Inc.	800	78,112
Kakaku.com, Inc.(a)	3,500	47,586
Kaken Pharmaceutical Co., Ltd.	1,000	56,448
M3, Inc.	800	19,837
Mixi, Inc.	3,000	144,306
MonotaRO Co., Ltd.(a)	600	18,523
Murata Manufacturing Co., Ltd.	3,000	426,321
Nihon M&A Center, Inc.	500	16,243
Nippon Paint Holdings Co., Ltd.	3,500	121,713
Nitori Holdings Co., Ltd.	500	63,134
Park24 Co., Ltd.	2,200	57,532
Pigeon Corp.	1,500	47,855
Relo Group, Inc.	900	14,910
Shimano, Inc.	700	102,082
Start Today Co., Ltd.	2,600	57,469
Sysmex Corp.	1,400	84,807
USS Co., Ltd.	6,700	111,597
Zenkoku Hosho Co., Ltd.	700	23,809

Total Japan		2,302,829
Malaysia – 0.7%
Fraser & Neave Holdings Bhd	5,500	30,672
HAP Seng Consolidated Bhd	64,000	130,010
Nestle Malaysia Bhd	4,500	80,716
Westports Holdings Bhd	89,800	82,181

Total Malaysia		323,579
Mexico – 3.9%
America Movil S.A.B. de C.V. Series L	850,268	599,526
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	4,352	75,111
Grupo Lala S.A.B. de C.V.(a)	22,589	40,742
Grupo Mexico S.A.B. de C.V. Series B	81,689	244,102
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	35,571	76,736
Wal-Mart de Mexico S.A.B. de C.V.	403,823	925,394

Total Mexico		1,961,611
Netherlands – 1.1%
ASML Holding N.V.	4,297	571,724
New Zealand – 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	10,040	68,079
Ryman Healthcare Ltd.	8,200	48,208

Total New Zealand		116,287
Norway – 0.3%
Leroy Seafood Group ASA	991	43,383
Salmar ASA	2,815	60,699
Veidekke ASA	3,351	44,088

Total Norway		148,170
Philippines – 0.6%
Jollibee Foods Corp.	6,050	23,814
Semirara Mining & Power Corp.	31,350	92,222
SM Prime Holdings, Inc.	205,800	116,077
Universal Robina Corp.	25,130	81,889

Total Philippines		314,002

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	49

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2017

Investments	Shares	Value
Portugal – 0.2%
Jeronimo Martins, SGPS, S.A.	6,656	$119,384
Russia – 4.2%
Magnit PJSC GDR Reg S	7,136	272,595
MMC Norilsk Nickel PJSC ADR	75,402	1,185,319
Novatek PJSC GDR Reg S	5,045	628,103

Total Russia		2,086,017
Singapore – 0.0%
First Resources Ltd.	11,400	15,828
South Africa – 3.9%
Aspen Pharmacare Holdings Ltd.	3,348	68,594
AVI Ltd.	8,298	61,266
Capitec Bank Holdings Ltd.	1,618	91,873
Discovery Ltd.	9,773	93,811
Distell Group Ltd.	2,952	30,381
Foschini Group Ltd. (The)	10,017	115,412
Life Healthcare Group Holdings Ltd.(a)	20,203	43,679
Mr. Price Group Ltd.	9,762	116,412
Naspers Ltd. Class N	872	150,549
Netcare Ltd.	34,703	66,255
Pick n Pay Stores Ltd.	7,091	35,183
Pioneer Foods Group Ltd.	3,005	39,580
PSG Group Ltd.	3,041	56,018
Rand Merchant Investment Holdings Ltd.(a)	41,698	128,433
Resilient REIT Ltd.	15,214	132,230
RMB Holdings Ltd.(a)	68,542	299,394
Shoprite Holdings Ltd.	9,280	133,988
SPAR Group Ltd. (The)	4,115	53,479
Tsogo Sun Holdings Ltd.	26,991	55,638
Woolworths Holdings Ltd.	37,404	195,015

Total South Africa		1,967,190
South Korea – 1.9%
Amorepacific Corp.	134	33,611
Coway Co., Ltd.	1,972	169,638
Hanon Systems	12,202	101,256
Hanssem Co., Ltd.	134	26,361
Hyundai Glovis Co., Ltd.	573	75,321
KEPCO Plant Service & Engineering Co., Ltd.	1,221	68,130
Korea Aerospace Industries Ltd.	463	23,848
LG Household & Health Care Ltd.	62	44,963
NAVER Corp.	34	25,995
NCSoft Corp.	175	47,729
SK Hynix, Inc.	7,649	345,412

Total South Korea		962,264
Spain – 4.2%
Almirall S.A.	2,401	39,085
Amadeus IT Group S.A.	6,652	338,373
Atresmedia Corp. de Medios de Comunicacion S.A.	7,568	95,837
Industria de Diseno Textil S.A.	46,068	1,627,947

Total Spain		2,101,242
Sweden – 1.1%
Atlas Copco AB Class B	9,199	293,435
Axfood AB	4,541	68,459
Fabege AB(a)	3,111	49,653
Investment AB Latour Class B	2,612	104,734
Sweco AB Class B	1,556	35,587

Total Sweden		551,868
Switzerland – 3.3%
EMS-Chemie Holding AG Registered Shares	640	373,086
Geberit AG Registered Shares	618	266,599
Partners Group Holding AG	469	252,317
Roche Holding AG Bearer Shares	2,592	659,685
Straumann Holding AG Registered Shares	122	56,646
Temenos Group AG Registered Shares	308	24,493

Total Switzerland		1,632,826
Taiwan – 11.1%
Delta Electronics, Inc.	67,000	358,820
Eclat Textile Co., Ltd.	5,160	51,698
Feng TAY Enterprise Co., Ltd.	19,440	77,523
Formosa Petrochemical Corp.	323,000	1,128,384
Hotai Motor Co., Ltd.	15,000	175,744
Largan Precision Co., Ltd.	3,000	472,604
MediaTek, Inc.	63,000	446,404
Novatek Microelectronics Corp.	42,000	162,643
Taiwan Semiconductor Manufacturing Co., Ltd.	429,000	2,672,192

Total Taiwan		5,546,012
Thailand – 1.5%
Airports of Thailand PCL NVDR	169,900	194,066
Bangkok Dusit Medical Services PCL NVDR	239,000	147,451
Berli Jucker PCL NVDR	23,600	31,936
Bumrungrad Hospital PCL NVDR	10,400	55,386
Central Pattana PCL NVDR	49,250	81,337
CP ALL PCL	80,956	139,001
Home Product Center PCL NVDR	306,600	86,102
Minor International PCL	18,300	19,571

Total Thailand		754,850
Turkey – 1.3%
Arcelik AS	9,587	59,655
BIM Birlesik Magazalar AS	3,706	56,888
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	101,589	80,900
Ford Otomotiv Sanayi AS	15,604	152,541
Tofas Turk Otomobil Fabrikasi AS	14,155	105,803
Turk Telekomunikasyon AS	129,627	210,014

Total Turkey		665,801
United Kingdom – 16.5%
Abcam PLC	1,364	14,080
Ashtead Group PLC	7,804	161,308
Bellway PLC	4,049	136,855
Berkeley Group Holdings PLC	10,142	406,714
Booker Group PLC	49,352	120,586
British American Tobacco PLC	32,736	2,169,541
Compass Group PLC	29,332	552,374

See Notes to Financial Statements.

50	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2017

Investments	Shares	Value
Croda International PLC	2,181	$97,199
Derwent London PLC	2,175	76,479
Diageo PLC	50,453	1,440,636
Domino’s Pizza Group PLC	8,402	32,443
Hargreaves Lansdown PLC	12,410	201,890
Hays PLC	28,819	56,578
Hikma Pharmaceuticals PLC	2,235	55,364
IG Group Holdings PLC	12,213	75,946
JD Sports Fashion PLC	2,272	10,946
Mediclinic International PLC(a)	3,992	35,542
Merlin Entertainments PLC(b)	12,960	77,723
Moneysupermarket.com Group PLC	15,660	64,660
Persimmon PLC	17,574	460,165
Reckitt Benckiser Group PLC	9,925	904,245
Renishaw PLC	981	38,187
Rightmove PLC	1,018	50,766
Sage Group PLC (The)	17,349	136,781
Sky PLC	61,471	750,216
WH Smith PLC	2,827	62,676
WS Atkins PLC	2,317	44,618

Total United Kingdom		8,234,518
TOTAL COMMON STOCKS (Cost: $45,895,952)		49,730,803
RIGHTS – 0.0%
South Africa – 0.0%
Life Healthcare Group Holdings Ltd., expiring 4/13/17* (Cost $0)	7,608	2,553
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree Emerging Markets High Dividend Fund(c)	109	4,452
WisdomTree International Equity Fund(a)(c)	134	6,664
TOTAL EXCHANGE-TRADED FUNDS (Cost: $11,214)		11,116
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.6%
United States – 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(d)
(Cost: $1,273,477)(e)	1,273,477	1,273,477
TOTAL INVESTMENTS IN SECURITIES – 102.0% (Cost: $47,180,643)		51,017,949
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.0)%		(986,531)

NET ASSETS – 100.0%		$50,031,418
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(e)

At March 31, 2017, the total market value of the Fund’s securities on loan was $1,432,928 and the total market value of the collateral held by the Fund was $1,556,723. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $283,246.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/3/2017	BRL	520,000	USD	165,922	$2,140
4/3/2017	ZAR	113,156	USD	8,823	384
4/4/2017	BRL	1,033,921	USD	331,513	5,863
4/4/2017	GBP	6,562	USD	8,191	(14)
4/4/2017	KRW	107,530,618	USD	96,242	86
4/4/2017	MYR	138,106	USD	31,228	21
4/5/2017	TWD	15,435,618	USD	508,587	(126)
4/5/2017	USD	11,836	CAD	15,771	(10)
4/5/2017	USD	9,792	MXN	184,569	8
					$8,352

CURRENCY LEGEND

BRL – Brazilian real

CAD – Canadian dollar

GBP – British pound

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	51

Schedule of Investments

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.6%
Australia – 12.1%
Abacus Property Group	75,711	$187,130
BWP Trust	75,866	164,942
Charter Hall Group	50,093	210,938
Charter Hall Retail REIT	58,172	192,594
Cromwell Property Group	339,318	247,201
Dexus Property Group	103,262	769,616
Goodman Group	132,065	779,772
GPT Group (The)	185,045	726,982
Growthpoint Properties Australia Ltd.(a)	80,630	194,982
Investa Office Fund	63,373	229,634
LendLease Group	53,065	630,688
Mirvac Group	367,794	614,452
Scentre Group	547,053	1,790,300
Shopping Centres Australasia Property Group	86,674	148,107
Stockland	275,796	976,214
Vicinity Centres	506,313	1,093,061
Westfield Corp.	157,598	1,067,586

Total Australia		10,024,199
Austria – 0.6%
BUWOG AG*	7,041	178,101
CA Immobilien Anlagen AG*	7,103	156,460
IMMOFINANZ AG*(a)	68,625	131,456

Total Austria		466,017
Belgium – 0.4%
Befimmo S.A.	3,395	193,394
Cofinimmo S.A.	1,473	168,730

Total Belgium		362,124
Brazil – 0.2%
Multiplan Empreendimentos Imobiliarios S.A.	8,789	183,534
Canada – 5.2%
Allied Properties Real Estate Investment Trust	7,184	194,407
Artis Real Estate Investment Trust	27,243	270,255
Boardwalk Real Estate Investment Trust	6,295	222,649
Canadian Apartment Properties REIT	11,761	293,661
Canadian Real Estate Investment Trust	6,342	230,540
Cominar Real Estate Investment Trust	35,511	383,428
CT Real Estate Investment Trust	7,347	82,855
Dream Office Real Estate Investment Trust	24,967	360,188
First Capital Realty, Inc.	20,345	305,560
Granite Real Estate Investment Trust	6,211	216,650
H&R Real Estate Investment Trust	36,812	636,788
Milestone Apartments Real Estate Investment Trust	5,509	89,142
RioCan Real Estate Investment Trust	37,087	728,587
Smart Real Estate Investment Trust	13,422	328,794

Total Canada		4,343,504
Chile – 0.1%
Parque Arauco S.A.	41,640	109,932
China – 15.7%
China Evergrande Group(a)	2,458,000	2,277,244
China Jinmao Holdings Group Ltd.	879,000	281,633
China Overseas Land & Investment Ltd.	686,049	1,959,762
China Resources Land Ltd.	450,000	1,215,981
China South City Holdings Ltd.	534,800	110,105
China Vanke Co., Ltd. Class H	125,000	337,773
CIFI Holdings Group Co., Ltd.	987,900	383,897
Country Garden Holdings Co., Ltd.	1,866,000	1,678,356
Future Land Development Holdings Ltd.	532,000	154,709
Guangzhou R&F Properties Co., Ltd. Class H	283,600	443,017
Guorui Properties Ltd.	212,000	61,105
KWG Property Holding Ltd.	464,500	336,503
Logan Property Holdings Co., Ltd.(a)	528,000	278,556
Longfor Properties Co., Ltd.	495,500	814,835
Powerlong Real Estate Holdings Ltd.	348,000	132,098
Red Star Macalline Group Corp. Ltd. Class H(b)	166,000	184,124
Shenzhen Investment Ltd.	948,000	424,505
Shimao Property Holdings Ltd.	482,500	766,139
Shui On Land Ltd.	384,500	86,582
Sino-Ocean Group Holding Ltd.	629,700	295,748
Sunac China Holdings Ltd.(a)	319,900	414,925
Yuexiu Property Co., Ltd.	1,266,000	215,032
Yuzhou Properties Co., Ltd.	543,000	226,381

Total China		13,079,010
Finland – 0.4%
Citycon Oyj(a)	85,332	202,612
Sponda Oyj	38,819	162,754

Total Finland		365,366
France – 7.1%
Fonciere Des Regions	7,880	660,001
Gecina S.A.	5,270	716,966
ICADE	9,057	665,297
Klepierre(a)	30,675	1,196,196
Mercialys S.A.	10,461	195,632
Nexity S.A.*	5,880	289,826
Unibail-Rodamco SE	9,346	2,190,126

Total France		5,914,044
Germany – 3.0%
alstria office REIT-AG*	14,279	175,171
Deutsche Euroshop AG	3,961	162,363
Deutsche Wohnen AG Bearer Shares	13,717	452,821
LEG Immobilien AG*	4,021	330,462
TAG Immobilien AG	13,786	186,006
TLG Immobilien AG	5,921	115,669
Vonovia SE	30,691	1,084,228

Total Germany		2,506,720
Hong Kong – 19.1%
Champion REIT	589,000	360,759
Hang Lung Group Ltd.	80,649	344,015
Hang Lung Properties Ltd.	431,283	1,121,008
Henderson Land Development Co., Ltd.	240,684	1,491,210
Hui Xian REIT	804,634	361,810
Hysan Development Co., Ltd.	83,115	376,993

See Notes to Financial Statements.

52	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2017

Investments	Shares	Value
Link REIT	180,615	$1,265,455
New World Development Co., Ltd.	872,497	1,073,290
Sino Land Co., Ltd.	513,735	900,350
Sun Hung Kai Properties Ltd.	189,810	2,789,204
Sunlight Real Estate Investment Trust	194,000	115,079
Swire Pacific Ltd. Class A	94,278	941,385
Swire Pacific Ltd. Class B	145,000	251,509
Swire Properties Ltd.	412,141	1,320,506
Wharf Holdings Ltd. (The)	232,872	1,998,657
Wheelock & Co., Ltd.	115,231	911,143
Yuexiu Real Estate Investment Trust(a)	408,000	240,448

Total Hong Kong		15,862,821
Indonesia – 0.1%
Pakuwon Jati Tbk PT	1,559,800	71,988
Ireland – 0.1%
Green REIT PLC	52,808	76,814
Israel – 1.1%
Alony Hetz Properties & Investments Ltd.	9,555	89,799
Amot Investments Ltd.	28,990	139,660
Azrieli Group Ltd.	5,564	294,560
Gazit-Globe Ltd.	18,884	193,755
Melisron Ltd.	3,105	172,334

Total Israel		890,108
Italy – 0.2%
Beni Stabili SpA SIIQ	240,460	150,838
Japan – 6.2%
Aeon Mall Co., Ltd.	9,630	151,411
Daito Trust Construction Co., Ltd.	5,200	713,757
Daiwa House Industry Co., Ltd.	48,000	1,376,721
Hulic Co., Ltd.	29,400	276,243
Leopalace21 Corp.	23,800	122,813
Mitsubishi Estate Co., Ltd.	29,589	539,044
Mitsui Fudosan Co., Ltd.	35,308	752,232
Nomura Real Estate Holdings, Inc.	16,865	268,496
NTT Urban Development Corp.(a)	17,000	147,375
Open House Co., Ltd.	4,000	95,630
Sumitomo Real Estate Sales Co., Ltd.	3,900	125,473
Sumitomo Realty & Development Co., Ltd.	9,279	240,323
Tokyo Tatemono Co., Ltd.	10,700	140,964
Tokyu Fudosan Holdings Corp.	36,468	197,673

Total Japan		5,148,155
Malaysia – 1.5%
IGB Real Estate Investment Trust	403,500	154,088
IOI Properties Group Bhd	400,375	187,273
KLCCP Stapled Group	171,700	307,667
Pavilion Real Estate Investment Trust	212,300	83,471
SP Setia Bhd Group	322,255	258,503
Sunway Bhd	158,300	116,253
Sunway Real Estate Investment Trust	346,396	134,629

Total Malaysia		1,241,884
Mexico – 1.4%
Concentradora Fibra Danhos S.A. de C.V.	182,064	299,668
Fibra Uno Administracion S.A. de C.V.	370,935	631,809
PLA Administradora Industrial S de RL de C.V.*	59,586	96,873
Prologis Property Mexico S.A. de C.V.	78,682	134,144

Total Mexico		1,162,494
Netherlands – 0.6%
Eurocommercial Properties N.V. CVA	5,456	196,159
Wereldhave N.V.	6,204	274,278

Total Netherlands		470,437
New Zealand – 0.5%
Goodman Property Trust	158,708	133,688
Kiwi Property Group Ltd.	151,902	151,317
Precinct Properties New Zealand Ltd.	125,202	106,777

Total New Zealand		391,782
Norway – 0.3%
Entra ASA(b)	22,283	243,225
Philippines – 0.9%
Ayala Land, Inc.	411,400	270,987
Megaworld Corp.	879,000	59,213
Robinsons Land Corp.	126,300	57,895
SM Prime Holdings, Inc.	550,175	310,313
Vista Land & Lifescapes, Inc.	663,200	67,146

Total Philippines		765,554
Russia – 0.3%
LSR Group PJSC GDR Reg S	74,990	275,213
Singapore – 8.8%
Ascendas Real Estate Investment Trust	488,884	881,692
Ascott Residence Trust(a)	283,088	219,817
CapitaLand Commercial Trust	371,135	410,365
CapitaLand Ltd.	274,389	712,826
CapitaLand Mall Trust	422,186	595,224
CapitaLand Retail China Trust	133,700	141,613
CDL Hospitality Trusts	167,200	171,711
City Developments Ltd.	37,703	275,224
Frasers Centrepoint Ltd.	117,000	145,277
Frasers Centrepoint Trust(a)	119,000	179,697
Global Logistic Properties Ltd.	348,000	692,364
GuocoLand Ltd.(a)	79,800	105,654
Keppel REIT	441,200	331,539
Mapletree Commercial Trust	280,392	307,020
Mapletree Greater China Commercial Trust	425,000	310,241
Mapletree Industrial Trust	263,418	335,564
Mapletree Logistics Trust	395,887	310,238
Parkway Life Real Estate Investment Trust	73,900	133,277
SPH REIT	316,200	221,768
Starhill Global REIT	336,284	181,704
Suntec Real Estate Investment Trust	334,028	427,904
UOL Group Ltd.	48,200	240,431

Total Singapore		7,331,150
South Africa – 3.2%
Fortress Income Fund Ltd.	99,218	245,959
Fortress Income Fund Ltd. Class A	200,665	251,266

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	53

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2017

Investments	Shares	Value
Growthpoint Properties Ltd.	455,999	$880,796
Hyprop Investments Ltd.	29,353	268,602
Redefine Properties Ltd.	791,879	650,216
Resilient REIT Ltd.	39,045	339,354

Total South Africa		2,636,193
Spain – 0.3%
Inmobiliaria Colonial S.A.	16,368	122,597
Merlin Properties Socimi S.A.	7,410	83,058

Total Spain		205,655
Sweden – 1.2%
Castellum AB	15,117	201,147
Fabege AB(a)	9,302	148,465
Hemfosa Fastigheter AB	14,521	130,112
Hufvudstaden AB Class A	11,165	166,069
Klovern AB Class B	66,755	66,730
Kungsleden AB(a)	15,400	88,571
Wallenstam AB Class B(a)	16,196	131,062
Wihlborgs Fastigheter AB	5,444	103,596

Total Sweden		1,035,752
Switzerland – 1.2%
PSP Swiss Property AG Registered Shares	3,802	346,223
Swiss Prime Site AG Registered Shares*	7,001	616,553

Total Switzerland		962,776
Taiwan – 0.6%
Highwealth Construction Corp.	305,110	535,960
Thailand – 1.1%
Central Pattana PCL NVDR	122,974	203,093
Land & Houses PCL NVDR	2,011,611	570,774
Supalai PCL NVDR	160,200	116,551

Total Thailand		890,418
Turkey – 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	277,429	220,928
United Kingdom – 5.8%
Assura PLC	149,468	108,123
Big Yellow Group PLC	13,680	124,961
British Land Co. PLC (The)	114,682	874,765
Derwent London PLC	4,915	172,825
Great Portland Estates PLC	13,647	111,178
Hammerson PLC	75,592	539,732
Hansteen Holdings PLC	89,106	133,150
Intu Properties PLC(a)	146,512	511,511
Land Securities Group PLC	67,146	889,165
Londonmetric Property PLC	94,209	188,250
NewRiver REIT PLC	33,217	140,309
Savills PLC	12,312	141,793
Segro PLC	66,955	381,948
Shaftesbury PLC	10,812	123,707
Tritax Big Box REIT PLC	85,758	155,064
Unite Group PLC (The)	15,436	122,857
Workspace Group PLC	9,702	95,235

Total United Kingdom		4,814,573
TOTAL COMMON STOCKS (Cost: $81,021,964)		82,739,168
EXCHANGE-TRADED NOTE – 0.0%
United States – 0.0%
iPath MSCI India Index ETN* (Cost: $25,796)	393	29,384
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.4%
United States – 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $1,951,105)(d)	1,951,105	1,951,105
TOTAL INVESTMENTS IN SECURITIES – 102.0% (Cost: $82,998,865)		84,719,657
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.0)%		(1,659,259)

NET ASSETS – 100.0%		$83,060,398
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $4,157,625 and the total market value of the collateral held by the Fund was $4,399,275. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,448,170.

CVA – Certificaten Van Aandelen (Certificate of Stock)

ETN – Exchange-Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	CAD	18,674	USD	14,014	$12
4/4/2017	EUR	8,635	USD	9,234	(1)
4/4/2017	JPY	366,427	USD	3,287	(2)
4/4/2017	SEK	81,819	USD	9,152	(12)
					$(3)

CURRENCY LEGEND

CAD – Canadian dollar

EUR – Euro

JPY – Japanese yen

SEK – Swedish krona

USD – U.S. dollar

See Notes to Financial Statements.

54	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments

WisdomTree Global High Dividend Fund (DEW)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.5%
Australia – 3.5%
AGL Energy Ltd.	3,515	$70,709
Alumina Ltd.	14,428	19,701
Amcor Ltd.	6,754	77,593
AMP Ltd.	8,448	33,383
ASX Ltd.	1,379	53,103
Aurizon Holdings Ltd.	11,674	46,754
Australia & New Zealand Banking Group Ltd.	14,279	346,607
Bank of Queensland Ltd.	3,959	36,725
Bendigo & Adelaide Bank Ltd.	3,718	34,432
CIMIC Group Ltd.	1,874	51,365
Commonwealth Bank of Australia	7,507	491,982
Crown Resorts Ltd.	3,159	28,460
Insurance Australia Group Ltd.	13,154	60,709
Macquarie Group Ltd.	1,568	107,893
National Australia Bank Ltd.	14,323	364,283
Rio Tinto Ltd.	1,156	53,317
Sonic Healthcare Ltd.	2,678	45,189
Suncorp Group Ltd.	7,450	75,075
Tabcorp Holdings Ltd.	7,931	28,738
Tatts Group Ltd.	18,480	62,452
Telstra Corp., Ltd.	71,563	254,398
Wesfarmers Ltd.	4,912	168,883
Westpac Banking Corp.	16,271	435,176
Woodside Petroleum Ltd.	2,789	68,253
Woolworths Ltd.	4,672	94,447

Total Australia		3,109,627
Austria – 0.1%
Oesterreichische Post AG	731	29,194
OMV AG	1,779	70,182
Vienna Insurance Group AG Wiener Versicherung Gruppe	264	6,404

Total Austria		105,780
Belgium – 0.3%
Ageas	1,273	49,887
Cofinimmo S.A.	304	34,823
Elia System Operator S.A./N.V.	975	51,557
Proximus SADP	1,743	54,836
Solvay S.A.	384	47,046

Total Belgium		238,149
Brazil – 0.6%
Banco Bradesco S.A.	7,549	76,204
Banco do Brasil S.A.	9,167	97,504
Banco Santander Brasil S.A.	10,497	91,416
BB Seguridade Participacoes S.A.	5,837	53,683
BM&FBovespa S.A.	7,340	44,596
CCR S.A.	3,000	17,055
Engie Brasil Energia S.A.	7,543	84,032
Itau Unibanco Holding S.A.	6,543	69,594
JBS S.A.	5,890	18,941
Porto Seguro S.A.	1,649	14,756
Transmissora Alianca de Energia Eletrica S.A.	1,332	9,628

Total Brazil		577,409
Canada – 3.2%
Agrium, Inc.(a)	661	62,906
AltaGas Ltd.(a)	1,586	36,628
Bank of Montreal	2,746	204,521
Bank of Nova Scotia (The)	4,340	253,179
BCE, Inc.	4,314	190,461
Canadian Imperial Bank of Commerce	1,796	154,424
CI Financial Corp.(a)	1,988	39,398
Crescent Point Energy Corp.(a)	2,378	25,623
DH Corp.	444	8,403
Enbridge, Inc.	8,685	362,795
Great-West Lifeco, Inc.	3,683	101,765
Keyera Corp.	1,210	35,393
Manulife Financial Corp.	2,929	51,809
National Bank of Canada	1,173	49,113
Pembina Pipeline Corp.	1,740	54,980
Peyto Exploration & Development Corp.(a)	766	15,709
Potash Corp. of Saskatchewan, Inc.(a)	5,101	86,900
Power Corp. of Canada	2,004	46,942
Power Financial Corp.	2,701	71,229
Rogers Communications, Inc. Class B	1,967	86,724
Royal Bank of Canada	5,023	364,922
Shaw Communications, Inc. Class B	1,876	38,782
TELUS Corp.	2,304	74,580
Toronto-Dominion Bank (The)	6,144	306,866
TransCanada Corp.(a)	2,549	117,296
Veresen, Inc.(a)	1,000	11,022

Total Canada		2,852,370
Chile – 0.3%
AES Gener S.A.	87,907	35,403
Banco de Chile	698,561	83,993
Banco Santander Chile	1,533,312	95,805
Enel Chile S.A.	111,116	12,258

Total Chile		227,459
China – 2.4%
Agricultural Bank of China Ltd. Class H	159,074	73,279
Bank of China Ltd. Class H	389,366	193,393
Bank of Communications Co., Ltd. Class H	149,125	115,900
Belle International Holdings Ltd.	64,000	41,588
China Construction Bank Corp. Class H	933,536	750,769
China Everbright Bank Co., Ltd. Class H	75,000	36,672
China Evergrande Group(a)	93,000	86,161
China Jinmao Holdings Group Ltd.	87,447	28,018
China Merchants Bank Co., Ltd. Class H	17,527	46,346
China Power International Development Ltd.	65,224	24,255
China Resources Power Holdings Co., Ltd.	19,575	35,314
China Vanke Co., Ltd. Class H	7,600	20,537
China Zhongwang Holdings Ltd.(a)	37,200	16,706
CNOOC Ltd.	146,415	174,835
Country Garden Holdings Co., Ltd.	81,000	72,855

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	55

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2017

Investments	Shares	Value
Huaneng Power International, Inc. Class H	30,137	$20,126
Industrial & Commercial Bank of China Ltd. Class H	364,000	237,936
Lenovo Group Ltd.	58,000	38,211
Shenzhen Investment Ltd.	56,000	25,076
Shimao Property Holdings Ltd.	29,000	46,048
Sihuan Pharmaceutical Holdings Group Ltd.	43,000	16,322
Sino-Ocean Group Holding Ltd.	48,775	22,908
Sun Art Retail Group Ltd.	16,500	15,456
Yangzijiang Shipbuilding Holdings Ltd.	58,100	46,986

Total China		2,185,697
Czech Republic – 0.1%
CEZ AS	3,476	59,983
Komercni Banka AS	1,405	52,271
O2 Czech Republic AS	1,688	18,907

Total Czech Republic		131,161
Denmark – 0.1%
Danske Bank A/S	1,917	65,483
Tryg A/S	1,602	29,147

Total Denmark		94,630
Finland – 0.8%
Elisa Oyj(a)	2,056	72,897
Fortum Oyj	5,051	80,116
Kesko Oyj Class B	790	37,769
Metso Oyj(a)	904	27,440
Nokia Oyj	31,191	167,802
Nokian Renkaat Oyj	760	31,815
Sampo Oyj Class A	3,084	146,651
Stora Enso Oyj Class R	4,592	54,418
UPM-Kymmene Oyj(a)	3,185	75,012

Total Finland		693,920
France – 4.2%
Amundi S.A.(a)(b)	273	16,150
AXA S.A.	11,394	295,582
BNP Paribas S.A.	3,677	245,521
Bouygues S.A.	1,684	68,722
Casino Guichard Perrachon S.A.	909	50,974
CNP Assurances	2,682	54,732
Credit Agricole S.A.	10,701	145,355
Edenred(a)	645	15,280
Electricite de France S.A.(a)	21,117	178,246
Engie S.A.	18,177	258,179
Eutelsat Communications S.A.	1,549	34,675
ICADE	528	38,785
Lagardere SCA	1,092	32,247
Metropole Television S.A.	1,541	34,480
Natixis S.A.	16,720	103,291
Orange S.A.	14,219	221,503
Sanofi	5,449	493,163
SCOR SE	1,741	65,974
Societe Generale S.A.	3,224	163,963
Suez	2,391	37,861
TOTAL S.A.	14,320	726,206
Unibail-Rodamco SE	503	117,872
Veolia Environnement S.A.	1,758	33,018
Vivendi S.A.	14,815	288,782

Total France		3,720,561
Germany – 3.1%
Allianz SE Registered Shares	1,899	352,696
Axel Springer SE	349	19,324
BASF SE	3,427	340,584
Bayerische Motoren Werke AG	2,401	219,589
Daimler AG Registered Shares	5,270	390,048
Deutsche Lufthansa AG Registered Shares	3,158	51,340
Deutsche Telekom AG Registered Shares	14,837	260,647
E.ON SE	15,420	122,885
Evonik Industries AG	1,193	39,000
Freenet AG	1,250	40,763
Hugo Boss AG	535	39,145
K+S AG Registered Shares(a)	1,488	34,679
METRO AG	1,221	39,151
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	885	173,597
ProSiebenSat.1 Media SE	1,037	46,034
Siemens AG Registered Shares	3,759	516,224
Telefonica Deutschland Holding AG	19,042	94,704

Total Germany		2,780,410
Hong Kong – 0.9%
BOC Hong Kong Holdings Ltd.	39,500	161,375
CLP Holdings Ltd.	8,500	88,866
CP Pokphand Co., Ltd.	114,000	10,562
Hang Lung Properties Ltd.	13,472	35,017
Hang Seng Bank Ltd.	7,000	141,954
Hopewell Holdings Ltd.	8,500	31,937
Hysan Development Co., Ltd.	6,000	27,215
New World Development Co., Ltd.	42,423	52,186
PCCW Ltd.	14,000	8,251
Power Assets Holdings Ltd.	7,000	60,349
Sino Land Co., Ltd.	26,000	45,566
SJM Holdings Ltd.	67,000	54,486
Swire Pacific Ltd. Class A	5,500	54,919
Wharf Holdings Ltd. (The)	6,519	55,950

Total Hong Kong		828,633
Hungary – 0.1%
MOL Hungarian Oil & Gas PLC	838	57,465
Indonesia – 0.1%
Gudang Garam Tbk PT	4,500	22,128
Perusahaan Gas Negara Persero Tbk	127,800	24,264
United Tractors Tbk PT	17,700	35,199

Total Indonesia		81,591
Israel – 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	25,864	46,378
Israel Chemicals Ltd.	5,974	25,340

Total Israel		71,718

See Notes to Financial Statements.

56	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2017

Investments	Shares	Value
Italy – 1.5%
ACEA SpA	1,434	$19,570
Assicurazioni Generali SpA	7,078	112,797
Atlantia SpA	2,428	62,844
Azimut Holding SpA(a)	729	12,733
Banca Generali SpA	1,009	26,440
Banca Mediolanum SpA	3,766	27,652
Enel SpA	38,618	182,315
Eni SpA	20,146	330,749
Hera SpA	13,787	38,457
Intesa Sanpaolo SpA	79,655	216,906
Mediobanca SpA	1,785	16,132
Poste Italiane SpA(b)	3,726	24,907
Snam SpA	21,077	91,389
Societa Iniziative Autostradali e Servizi SpA	1,182	11,315
Telecom Italia SpA RSP*	28,638	20,951
Terna Rete Elettrica Nazionale SpA	10,735	53,389
Unione di Banche Italiane SpA(a)	5,597	21,539
UnipolSai Assicurazioni SpA	25,089	55,493

Total Italy		1,325,578
Japan – 3.5%
Amada Holdings Co., Ltd.	900	10,266
Aozora Bank Ltd.	8,331	30,653
Bridgestone Corp.	2,900	117,192
Canon, Inc.	6,400	199,357
Chugoku Electric Power Co., Inc. (The)(a)	1,800	19,901
Daiwa Securities Group, Inc.	12,601	76,660
Fuji Heavy Industries Ltd.	3,000	109,925
Hino Motors Ltd.	2,800	33,847
Hokuriku Electric Power Co.(a)	1,600	15,507
ITOCHU Corp.	9,142	129,627
Japan Airlines Co., Ltd.	1,700	53,793
Japan Post Holdings Co., Ltd.	12,400	155,459
JX Holdings, Inc.(a)	16,700	81,934
Kawasaki Heavy Industries Ltd.	7,000	21,233
Konica Minolta, Inc.	2,900	25,921
Marubeni Corp.	6,269	38,566
Mitsubishi UFJ Financial Group, Inc.	35,300	221,659
Mitsui & Co., Ltd.	6,258	90,559
Mixi, Inc.	400	19,241
Mizuho Financial Group, Inc.	69,200	126,688
MS&AD Insurance Group Holdings, Inc.	1,100	34,946
Nissan Motor Co., Ltd.	19,300	185,933
NSK Ltd.	2,400	34,289
Oracle Corp.	1,400	79,907
Resona Holdings, Inc.	12,900	69,218
Ricoh Co., Ltd.(a)	3,900	32,060
Sankyo Co., Ltd.	500	16,692
Showa Shell Sekiyu K.K.	1,200	12,137
Sony Financial Holdings, Inc.(a)	1,100	17,660
Sumitomo Corp.	5,686	76,414
Sumitomo Mitsui Financial Group, Inc.	4,200	152,463
Sumitomo Mitsui Trust Holdings, Inc.	900	31,177
Sumitomo Rubber Industries Ltd.	1,300	22,131
T&D Holdings, Inc.	1,600	23,204
Takeda Pharmaceutical Co., Ltd.	2,800	131,394
TonenGeneral Sekiyu K.K.	1,000	12,511
Toyota Motor Corp.	11,900	645,246

Total Japan		3,155,370
Malaysia – 0.4%
AMMB Holdings Bhd	43,700	45,917
Astro Malaysia Holdings Bhd	22,600	13,993
Axiata Group Bhd	18,901	21,611
British American Tobacco Malaysia Bhd	1,700	17,517
DiGi.Com Bhd	67,700	78,477
Malayan Banking Bhd	34,500	69,538
Maxis Bhd	30,400	44,238
MISC Bhd	8,400	13,894
Sime Darby Bhd	6,700	14,049
YTL Power International Bhd	34,251	11,764

Total Malaysia		330,998
Mexico – 0.2%
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	5,557	11,988
Wal-Mart de Mexico S.A.B. de C.V.	65,343	149,739

Total Mexico		161,727
Netherlands – 0.5%
ABN AMRO Group N.V. CVA(b)	2,223	54,091
Aegon N.V.	12,584	64,214
Boskalis Westminster	627	21,677
ING Groep N.V.	14,060	213,087
NN Group N.V.	1,459	47,571
Randstad Holding N.V.(a)	791	45,769

Total Netherlands		446,409
New Zealand – 0.1%
Fletcher Building Ltd.	3,508	20,403
Mercury NZ Ltd.	12,048	26,530
Meridian Energy Ltd.	14,463	28,309
Spark New Zealand Ltd.	22,614	55,329

Total New Zealand		130,571
Norway – 0.6%
DNB ASA	2,969	47,047
Gjensidige Forsikring ASA	2,105	32,057
Statoil ASA	15,444	263,786
Telenor ASA	7,915	131,688
Yara International ASA	1,849	71,171

Total Norway		545,749
Philippines – 0.2%
Aboitiz Power Corp.	35,100	29,206
DMCI Holdings, Inc.	59,500	13,519
Energy Development Corp.	130,000	15,598
Globe Telecom, Inc.	420	17,009
Manila Electric Co.	7,470	40,793
PLDT, Inc.	1,195	39,202

Total Philippines		155,327

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	57

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2017

Investments	Shares	Value
Poland – 0.1%
Bank Handlowy w Warszawie S.A.	1,732	$33,530
Bank Pekao S.A.	995	33,176
Polskie Gornictwo Naftowe i Gazownictwo S.A.	14,179	21,186
Powszechny Zaklad Ubezpieczen S.A.	5,002	43,935

Total Poland		131,827
Portugal – 0.2%
EDP – Energias de Portugal S.A.	21,388	72,630
Galp Energia, SGPS, S.A.	2,959	45,019
Navigator Co. S.A. (The)	8,194	33,005

Total Portugal		150,654
Russia – 1.5%
Gazprom Neft PJSC ADR	3,881	69,664
Gazprom PJSC ADR	52,977	236,807
Lukoil PJSC ADR	4,525	239,644
MegaFon PJSC GDR Reg S	6,640	77,754
MMC Norilsk Nickel PJSC ADR	9,730	152,956
Mobile TeleSystems PJSC ADR	11,146	122,940
Novolipetsk Steel PJSC GDR	4,848	96,475
PhosAgro PJSC GDR Reg S	3,007	43,902
Rosneft Oil Co. PJSC GDR Reg S	27,899	158,745
RusHydro PJSC ADR	13,017	21,088
Severstal PJSC GDR Reg S	6,324	91,129
Sistema PJSC FC GDR Reg S	1,509	13,506

Total Russia		1,324,610
Singapore – 0.8%
DBS Group Holdings Ltd.	8,400	116,625
Frasers Centrepoint Ltd.	30,300	37,623
Hutchison Port Holdings Trust	75,900	31,499
Keppel Corp., Ltd.	7,900	39,237
Oversea-Chinese Banking Corp., Ltd.	20,603	143,320
Singapore Airlines Ltd.	1,200	8,648
Singapore Telecommunications Ltd.	82,700	232,008
StarHub Ltd.(a)	11,100	22,878
United Overseas Bank Ltd.	4,313	68,246

Total Singapore		700,084
South Africa – 0.8%
Barclays Africa Group Ltd.(a)	3,275	34,074
FirstRand Ltd.(a)	20,723	71,649
Foschini Group Ltd. (The)	2,583	29,760
Hyprop Investments Ltd.	4,171	38,168
Imperial Holdings Ltd.(a)	1,920	23,626
MMI Holdings Ltd.(a)	13,426	22,919
MTN Group Ltd.(a)	15,432	140,409
Nedbank Group Ltd.(a)	2,929	52,753
RMB Holdings Ltd.(a)	6,974	30,463
Sanlam Ltd.(a)	11,282	56,685
Sasol Ltd.	2,415	70,348
Sibanye Gold Ltd.	2,868	6,139
Standard Bank Group Ltd.(a)	1,696	18,182
Telkom S.A. SOC Ltd.	3,714	20,782
Truworths International Ltd.	3,938	25,436
Vodacom Group Ltd.	7,367	83,511

Total South Africa		724,904
South Korea – 0.3%
Korea Electric Power Corp.	3,384	140,559
POSCO	341	88,734
SK Telecom Co., Ltd.	288	64,898

Total South Korea		294,191
Spain – 2.5%
Abertis Infraestructuras S.A.	6,187	99,921
Acerinox S.A.	3,262	45,792
ACS Actividades de Construccion y Servicios S.A.	1,716	58,538
Atresmedia Corp. de Medios de Comunicacion S.A.	996	12,613
Banco Bilbao Vizcaya Argentaria S.A.	26,685	207,493
Banco de Sabadell S.A.	21,614	39,715
Banco Santander S.A.	68,080	418,322
Bankia S.A.(a)	19,768	22,538
CaixaBank S.A.	22,773	98,134
Enagas S.A.	1,706	44,430
Endesa S.A.	5,219	122,971
Ferrovial S.A.	1,719	34,491
Gas Natural SDG S.A.	5,095	111,930
Iberdrola S.A.	33,302	238,820
Mapfre S.A.	13,115	45,097
Mediaset Espana Comunicacion S.A.	2,901	37,497
Red Electrica Corp. S.A.	3,272	62,992
Repsol S.A.	7,558	117,011
Tecnicas Reunidas S.A.	402	15,887
Telefonica S.A.	40,074	449,399

Total Spain		2,283,591
Sweden – 1.3%
Hennes & Mauritz AB Class B	4,824	123,730
Nordea Bank AB	24,974	286,151
Skandinaviska Enskilda Banken AB Class A(a)	12,084	134,939
Skanska AB Class B	3,361	79,430
SKF AB Class B(a)	1,673	33,223
Svenska Handelsbanken AB Class A(a)	7,335	100,968
Swedbank AB Class A(a)	6,464	150,300
Telefonaktiebolaget LM Ericsson Class B(a)	24,307	162,803
Telia Co. AB	23,054	97,062

Total Sweden		1,168,606
Switzerland – 2.3%
ABB Ltd. Registered Shares*	8,016	187,637
Adecco Group AG Registered Shares	410	29,144
Baloise Holding AG Registered Shares	704	96,849
Credit Suisse Group AG Registered Shares	7,235	107,699
Kuehne + Nagel International AG Registered Shares	700	98,956
Novartis AG Registered Shares	8,652	642,666
STMicroelectronics N.V.	4,819	73,807
Sulzer AG Registered Shares	365	38,216
Swiss Re AG	2,043	183,593
Swisscom AG Registered Shares	301	138,960
UBS Group AG Registered Shares	17,044	272,956

See Notes to Financial Statements.

58	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2017

Investments	Shares	Value
Zurich Insurance Group AG	812	$216,923

Total Switzerland		2,087,406
Taiwan – 1.6%
Advanced Semiconductor Engineering, Inc.	38,173	48,750
Asia Cement Corp.	15,514	15,646
Asustek Computer, Inc.	5,486	54,241
Catcher Technology Co., Ltd.	2,000	19,774
Cathay Financial Holding Co., Ltd.	51,000	81,856
Cheng Shin Rubber Industry Co., Ltd.	8,197	16,938
China Development Financial Holding Corp.	137,000	37,611
Chunghwa Telecom Co., Ltd.	30,000	101,837
Compal Electronics, Inc.	23,000	15,009
CTBC Financial Holding Co., Ltd.	95,480	59,001
Far Eastern New Century Corp.	15,994	13,863
First Financial Holding Co., Ltd.	73,835	45,018
Formosa Chemicals & Fibre Corp.	10,000	31,112
Formosa Petrochemical Corp.	27,000	94,323
Formosa Plastics Corp.	9,000	26,844
Fubon Financial Holding Co., Ltd.	56,195	91,675
Hon Hai Precision Industry Co., Ltd.	68,500	205,438
MediaTek, Inc.	9,389	66,528
Mega Financial Holding Co., Ltd.	82,941	66,971
Nan Ya Plastics Corp.	23,000	54,501
Nanya Technology Corp.	17,686	28,211
Novatek Microelectronics Corp.	3,000	11,617
Pegatron Corp.	16,680	49,365
Quanta Computer, Inc.	23,210	47,196
Siliconware Precision Industries Co., Ltd.	18,000	29,365
SinoPac Financial Holdings Co., Ltd.	83,600	26,092
Taiwan Mobile Co., Ltd.	16,800	61,735
United Microelectronics Corp.	82,000	32,970
Yuanta Financial Holding Co., Ltd.	97,000	40,920

Total Taiwan		1,474,407
Thailand – 0.4%
Advanced Info Service PCL	14,241	74,391
Advanced Info Service PCL NVDR	4,400	22,792
Glow Energy PCL NVDR	7,100	17,046
Intouch Holdings PCL NVDR	20,071	32,563
Krung Thai Bank PCL NVDR	31,800	18,879
Land & Houses PCL NVDR	132,600	37,624
PTT Exploration & Production PCL NVDR	15,800	42,762
PTT Global Chemical PCL NVDR	13,136	28,002
Siam Commercial Bank PCL (The) NVDR	16,800	79,691

Total Thailand		353,750
Turkey – 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	35,783	28,496
Eregli Demir ve Celik Fabrikalari TAS	5,388	8,729
Ford Otomotiv Sanayi AS	4,162	40,687
Tupras Turkiye Petrol Rafinerileri AS	2,342	58,009
Turk Telekomunikasyon AS	34,979	56,671

Total Turkey		192,592
United Kingdom – 7.2%
Aberdeen Asset Management PLC	3,278	10,850
Admiral Group PLC	868	21,588
AstraZeneca PLC	5,829	358,066
Aviva PLC	14,528	96,646
BAE Systems PLC	20,389	163,808
Barratt Developments PLC	2,631	17,980
Berkeley Group Holdings PLC	1,341	53,777
BP PLC	136,936	783,470
Capita PLC	3,454	24,381
Centrica PLC	25,317	68,697
Direct Line Insurance Group PLC	4,411	19,162
Dunelm Group PLC	1,094	8,721
easyJet PLC	2,835	36,372
GlaxoSmithKline PLC	29,738	617,100
HSBC Holdings PLC	101,099	822,863
IG Group Holdings PLC	3,511	21,833
Imperial Brands PLC	4,795	231,862
Inmarsat PLC	3,997	42,508
International Consolidated Airlines Group S.A.	10,156	67,347
Intu Properties PLC(a)	5,235	18,277
ITV PLC	39,293	107,554
J Sainsbury PLC	14,869	49,141
Legal & General Group PLC	34,275	105,991
Lloyds Banking Group PLC	216,274	179,356
Man Group PLC	16,061	29,583
Marks & Spencer Group PLC	10,423	43,923
National Grid PLC	21,819	276,519
NEX Group PLC	3,801	27,021
Next PLC	946	51,102
Old Mutual PLC	23,153	58,077
Pearson PLC	5,160	44,037
Pennon Group PLC	2,399	26,458
Persimmon PLC	1,937	50,719
Rio Tinto PLC	6,441	258,498
Royal Dutch Shell PLC Class A	29,153	764,084
Royal Mail PLC	6,649	35,336
Severn Trent PLC	1,636	48,729
Sky PLC	5,621	68,601
SSE PLC	6,531	120,540
Standard Life PLC	11,360	50,386
TalkTalk Telecom Group PLC(a)	7,709	18,267
Tate & Lyle PLC	2,000	19,119
TechnipFMC PLC*	1,522	49,796
United Utilities Group PLC	5,111	63,495
Vodafone Group PLC	145,140	377,681
William Hill PLC	2,387	8,680

Total United Kingdom		6,418,001
United States – 53.4%
AbbVie, Inc.	12,966	844,865
AES Corp.	5,871	65,638
Alliant Energy Corp.	1,541	61,039
Altria Group, Inc.	14,876	1,062,444

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	59

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2017

Investments	Shares	Value
Ameren Corp.	2,188	$119,443
American Campus Communities, Inc.	791	37,644
American Eagle Outfitters, Inc.	1,843	25,857
American Electric Power Co., Inc.	3,793	254,624
Ameriprise Financial, Inc.	643	83,384
Apple Hospitality REIT, Inc.	453	8,652
AT&T, Inc.	61,731	2,564,923
AvalonBay Communities, Inc.	464	85,190
Avangrid, Inc.	1,932	82,574
B&G Foods, Inc.	476	19,159
BB&T Corp.	1,135	50,734
Best Buy Co., Inc.	1,731	85,079
BGC Partners, Inc. Class A	1,211	13,757
Boeing Co. (The)	4,151	734,146
Brandywine Realty Trust	2,947	47,830
CA, Inc.	2,740	86,913
Camden Property Trust	792	63,724
Care Capital Properties, Inc.	729	19,588
Caterpillar, Inc.	4,910	455,452
CBL & Associates Properties, Inc.	3,823	36,471
CenterPoint Energy, Inc.	4,649	128,173
CenturyLink, Inc.	10,082	237,633
CF Industries Holdings, Inc.	2,907	85,320
Chevron Corp.	17,194	1,846,120
Cinemark Holdings, Inc.	831	36,847
Cisco Systems, Inc.	34,030	1,150,214
CME Group, Inc.	3,123	371,012
CMS Energy Corp.	1,531	68,497
Coach, Inc.	2,638	109,029
Coca-Cola Co. (The)	28,168	1,195,450
Colony NorthStar, Inc. Class A	4,551	58,753
Columbia Property Trust, Inc.	1,340	29,815
Compass Minerals International, Inc.	417	28,293
ConocoPhillips	9,545	476,009
Consolidated Edison, Inc.	2,388	185,452
Covanta Holding Corp.	1,905	29,909
Cracker Barrel Old Country Store, Inc.(a)	116	18,473
Crown Castle International Corp.	2,500	236,125
Cullen/Frost Bankers, Inc.	638	56,763
Cummins, Inc.	1,090	164,808
Cypress Semiconductor Corp.	2,232	30,712
Darden Restaurants, Inc.	951	79,570
DDR Corp.	3,017	37,803
Deere & Co.	1,986	216,196
Digital Realty Trust, Inc.	1,181	125,647
Dominion Resources, Inc.	4,130	320,364
Domtar Corp.	527	19,246
Dow Chemical Co. (The)	8,244	523,824
DTE Energy Co.	1,189	121,409
Duke Energy Corp.	6,234	511,250
Emerson Electric Co.	5,376	321,807
Entergy Corp.	2,069	157,161
EPR Properties	1,067	78,563
Equity Residential	1,420	88,352
Eversource Energy	1,859	109,272
Exelon Corp.	7,342	264,165
Extended Stay America, Inc.	2,328	37,108
Extra Space Storage, Inc.	401	29,830
Exxon Mobil Corp.	30,716	2,519,019
FirstEnergy Corp.	4,052	128,935
Flowers Foods, Inc.	1,707	33,133
Ford Motor Co.	41,253	480,185
Frontier Communications Corp.(a)	26,513	56,738
GameStop Corp. Class A	1,366	30,803
Gaming and Leisure Properties, Inc.	1,685	56,313
Gap, Inc. (The)	2,843	69,056
General Electric Co.	65,289	1,945,612
General Mills, Inc.	3,472	204,883
General Motors Co.	14,993	530,152
Great Plains Energy, Inc.	1,981	57,885
H&R Block, Inc.	1,641	38,153
Hancock Holding Co.	1,174	53,476
Hawaiian Electric Industries, Inc.	1,320	43,969
HCP, Inc.	5,107	159,747
Helmerich & Payne, Inc.	1,195	79,551
Highwoods Properties, Inc.	1,004	49,327
HollyFrontier Corp.	2,427	68,781
Hospitality Properties Trust	2,101	66,245
Host Hotels & Resorts, Inc.	7,118	132,822
HP, Inc.	11,917	213,076
HSN, Inc.	562	20,850
Huntsman Corp.	3,163	77,620
International Business Machines Corp.	6,997	1,218,458
International Paper Co.	2,973	150,969
Iron Mountain, Inc.	2,682	95,667
Kimberly-Clark Corp.	2,127	279,977
Kimco Realty Corp.	3,367	74,377
Kinder Morgan, Inc.	21,361	464,388
KLA-Tencor Corp.	950	90,316
Kohl’s Corp.	1,856	73,887
L Brands, Inc.	1,845	86,899
Lamar Advertising Co. Class A	1,021	76,310
Las Vegas Sands Corp.	8,642	493,199
LaSalle Hotel Properties	1,133	32,800
Leggett & Platt, Inc.	432	21,738
Liberty Property Trust	1,886	72,705
LPL Financial Holdings, Inc.	366	14,578
Macerich Co. (The)	1,018	65,559
Macquarie Infrastructure Corp.	796	64,142
Macy’s, Inc.	2,770	82,103
Marathon Petroleum Corp.	3,398	171,735
Mattel, Inc.	4,954	126,872
Maxim Integrated Products, Inc.	1,702	76,522
McDonald’s Corp.	6,468	838,317
MDU Resources Group, Inc.	1,662	45,489
Medical Properties Trust, Inc.	4,310	55,556
Merck & Co., Inc.	19,227	1,221,684
Meredith Corp.	256	16,538

See Notes to Financial Statements.

60	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2017

Investments	Shares	Value
MetLife, Inc.	6,530	$344,915
Mid-America Apartment Communities, Inc.	497	50,565
Mosaic Co. (The)	3,632	105,982
Murphy Oil Corp.	2,243	64,127
National Fuel Gas Co.	430	25,637
National Oilwell Varco, Inc.	2,624	105,196
National Retail Properties, Inc.	1,169	50,992
Navient Corp.	5,000	73,800
New Jersey Resources Corp.	391	15,484
New York Community Bancorp, Inc.	5,401	75,452
Nordstrom, Inc.(a)	975	45,406
NorthWestern Corp.	170	9,979
NRG Energy, Inc.	2,524	47,199
Nucor Corp.	2,327	138,968
Occidental Petroleum Corp.	6,628	419,950
Oceaneering International, Inc.	347	9,397
OGE Energy Corp.	1,411	49,357
Old Republic International Corp.	3,165	64,819
Olin Corp.	1,281	42,106
Omega Healthcare Investors, Inc.	1,649	54,401
ONEOK, Inc.	2,535	140,540
Outfront Media, Inc.	1,940	51,507
PACCAR, Inc.	2,546	171,091
Packaging Corp. of America	551	50,483
PacWest Bancorp	1,144	60,929
Paychex, Inc.	2,434	143,363
PBF Energy, Inc. Class A	1,324	29,353
People’s United Financial, Inc.	4,315	78,533
Pfizer, Inc.	45,396	1,552,997
PG&E Corp.	3,351	222,372
Philip Morris International, Inc.	14,787	1,669,452
Phillips 66	2,945	233,303
Piedmont Office Realty Trust, Inc. Class A	2,288	48,917
Pinnacle West Capital Corp.	1,042	86,882
Pitney Bowes, Inc.	1,939	25,420
PPL Corp.	6,064	226,733
Principal Financial Group, Inc.	1,371	86,524
Procter & Gamble Co. (The)	18,013	1,618,468
Prologis, Inc.	3,888	201,709
Prudential Financial, Inc.	2,791	297,744
Public Service Enterprise Group, Inc.	3,866	171,457
Public Storage	728	159,366
QUALCOMM, Inc.	10,531	603,848
Rayonier, Inc.	1,438	40,753
Realty Income Corp.	1,885	112,214
Regal Entertainment Group Class A	870	19,645
Reynolds American, Inc.	10,154	639,905
RLJ Lodging Trust	2,341	55,037
Ryman Hospitality Properties, Inc.	199	12,304
SCANA Corp.	1,317	86,066
SemGroup Corp. Class A	533	19,188
Senior Housing Properties Trust	4,474	90,598
Simon Property Group, Inc.	1,760	302,773
Six Flags Entertainment Corp.	746	44,380
South Jersey Industries, Inc.	874	31,158
Southern Co. (The)	8,519	424,076
Spirit Realty Capital, Inc.	6,081	61,601
Staples, Inc.	8,700	76,299
T. Rowe Price Group, Inc.	678	46,206
Targa Resources Corp.	1,651	98,895
Target Corp.	4,011	221,367
Taubman Centers, Inc.	341	22,513
Timken Co. (The)	1,098	49,630
Tupperware Brands Corp.	663	41,583
UDR, Inc.	1,208	43,802
Umpqua Holdings Corp.	2,888	51,233
Uniti Group, Inc.	1,791	46,297
Valero Energy Corp.	4,149	275,037
Vector Group Ltd.	1,773	36,878
Vectren Corp.	696	40,793
Ventas, Inc.	2,947	191,673
VEREIT, Inc.	5,279	44,819
Verizon Communications, Inc.	40,487	1,973,741
Viacom, Inc. Class B	2,928	136,503
W.P. Carey, Inc.	1,444	89,846
Washington Prime Group, Inc.	4,746	41,243
WEC Energy Group, Inc.	1,739	105,436
Weingarten Realty Investors	717	23,941
Wells Fargo & Co.	25,559	1,422,614
Welltower, Inc.	3,241	229,528
Western Digital Corp.	1,959	161,676
Western Refining, Inc.	1,148	40,260
Western Union Co. (The)	3,054	62,149
WestRock Co.	1,469	76,432
Weyerhaeuser Co.	5,551	188,623
WGL Holdings, Inc.	461	38,046
Williams Cos., Inc. (The)	11,323	335,048
Wyndham Worldwide Corp.	510	42,988
Xcel Energy, Inc.	3,863	171,710
Xerox Corp.	6,346	46,580

Total United States		47,759,030
TOTAL COMMON STOCKS (Cost: $83,548,814)		89,071,962
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree High Dividend Fund(c)	222	15,201
WisdomTree International High Dividend Fund(a)(c)	1,127	45,756
TOTAL EXCHANGE-TRADED FUNDS (Cost: $60,977)		60,957

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	61

Schedule of Investments (concluded)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%
United States – 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(d)
(Cost: $1,904,482)(e)	1,904,482	$1,904,482
TOTAL INVESTMENTS IN SECURITIES – 101.7% (Cost: $85,514,273)		91,037,401
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.7)%		(1,527,657)

NET ASSETS – 100.0%		$89,509,744
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(e)

At March 31, 2017, the total market value of the Fund’s securities on loan was $1,953,771 and the total market value of the collateral held by the Fund was $2,125,326. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $220,844.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2017	BRL	27,678	USD	8,833	$115
4/4/2017	BRL	104,122	USD	33,234	439
					$554

CURRENCY LEGEND

BRL – Brazilian real

USD – U.S. dollar

See Notes to Financial Statements.

62	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.7%
India – 99.7%
Aerospace & Defense – 0.2%
Bharat Electronics Ltd.	961,070	$2,319,977
Air Freight & Logistics – 0.1%
Allcargo Logistics Ltd.	208,818	541,380
Transport Corp. of India Ltd.	96,154	345,686

Total Air Freight & Logistics		887,066
Airlines – 0.4%
InterGlobe Aviation Ltd.(a)	119,571	1,936,043
Jet Airways India Ltd.*	353,024	2,859,095
SpiceJet Ltd.*	1,067,175	1,671,390

Total Airlines		6,466,528
Auto Components – 1.4%
Apollo Tyres Ltd.	1,430,713	4,598,288
Bharat Forge Ltd.	259,684	4,167,501
Bosch Ltd.	6,611	2,316,293
Ceat Ltd.	123,581	2,521,387
Exide Industries Ltd.	558,810	1,930,685
JK Tyre & Industries Ltd.	507,041	1,030,324
Kesoram Industries Ltd.*	139,968	307,915
Mahindra CIE Automotive Ltd.*	132,030	432,069
Motherson Sumi Systems Ltd.	462,905	2,651,180
Tube Investments of India Ltd.	237,532	2,295,941

Total Auto Components		22,251,583
Automobiles – 5.7%
Bajaj Auto Ltd.	209,680	9,059,009
Hero MotoCorp Ltd.	248,376	12,323,940
Mahindra & Mahindra Ltd.	745,408	14,772,704
Maruti Suzuki India Ltd.	207,538	19,226,709
Tata Motors Ltd.	4,441,528	31,863,954
TVS Motor Co., Ltd.	188,372	1,249,721

Total Automobiles		88,496,037
Banks – 11.4%
Axis Bank Ltd.	5,447,732	41,175,743
City Union Bank Ltd.	656,282	1,532,184
DCB Bank Ltd.*	528,892	1,386,677
Federal Bank Ltd.	3,161,942	4,453,062
ICICI Bank Ltd.	10,108,088	43,095,775
IDFC Bank Ltd.	1,546,207	1,412,029
Indian Bank	531,133	2,275,934
IndusInd Bank Ltd.	583,943	12,815,991
Jammu & Kashmir Bank Ltd. (The)	1,564,495	1,806,993
Karnataka Bank Ltd. (The)	1,764,421	3,823,116
Karur Vysya Bank Ltd. (The)	645,157	1,112,768
Kotak Mahindra Bank Ltd.	932,446	12,524,515
Lakshmi Vilas Bank Ltd. (The)	274,534	703,511
South Indian Bank Ltd. (The)	12,113,781	3,982,894
State Bank of India	5,683,734	25,681,182
Union Bank of India	535,561	1,285,808
Yes Bank Ltd.	775,725	18,477,749

Total Banks		177,545,931
Beverages – 0.2%
United Spirits Ltd.*	96,838	3,243,145
Biotechnology – 0.1%
Biocon Ltd.	125,726	2,192,339
Building Products – 0.4%
Kajaria Ceramics Ltd.	103,633	931,237
Sintex Industries Ltd.	3,496,522	5,694,266

Total Building Products		6,625,503
Capital Markets – 0.3%
Credit Analysis & Research Ltd.	54,004	1,407,755
CRISIL Ltd.	10,041	294,496
Edelweiss Financial Services Ltd.	996,423	2,419,895
JM Financial Ltd.	831,129	1,134,027

Total Capital Markets		5,256,173
Chemicals – 1.9%
Asian Paints Ltd.	353,045	5,836,510
Atul Ltd.	25,681	945,947
Berger Paints India Ltd.	245,465	915,178
Castrol India Ltd.	171,094	1,139,309
Chambal Fertilizers and Chemicals Ltd.	852,927	1,139,469
Coromandel International Ltd.	127,680	613,183
DCM Shriram Ltd.	171,167	778,535
GHCL Ltd.	90,468	369,897
Godrej Industries Ltd.	176,468	1,372,936
Gujarat Fluorochemicals Ltd.	59,948	701,678
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	204,669	904,755
Kansai Nerolac Paints Ltd.	263,096	1,534,170
Monsanto India Ltd.	12,106	474,322
PI Industries Ltd.	73,640	950,510
Pidilite Industries Ltd.	124,839	1,344,132
Rashtriya Chemicals & Fertilizers Ltd.	563,822	709,824
Supreme Industries Ltd.	32,156	541,083
UPL Ltd.	838,887	9,390,729

Total Chemicals		29,662,167
Communications Equipment – 0.0%
Sterlite Technologies Ltd.	192,349	372,938
Construction & Engineering – 1.3%
Ashoka Buildcon Ltd.	110,172	334,240
Engineers India Ltd.	169,764	376,338
IRB Infrastructure Developers Ltd.	799,074	2,909,080
Kalpataru Power Transmission Ltd.	65,950	327,744
Larsen & Toubro Ltd.	495,959	12,028,734
NCC Ltd.	581,014	733,258
Praj Industries Ltd.	175,122	215,885
Voltas Ltd.	420,326	2,667,535

Total Construction & Engineering		19,592,814
Construction Materials – 0.9%
ACC Ltd.	92,417	2,058,052
Ambuja Cements Ltd.	1,107,586	4,036,501
Ramco Cements Ltd. (The)	162,566	1,683,992

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	63

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2017

Investments	Shares	Value
UltraTech Cement Ltd.	111,434	$6,838,171

Total Construction Materials		14,616,716
Consumer Finance – 1.5%
Bajaj Finance Ltd.	260,192	4,692,552
Bharat Financial Inclusion Ltd.*	123,410	1,536,377
Cholamandalam Investment and Finance Co., Ltd.	58,463	868,865
Mahindra & Mahindra Financial Services Ltd.	815,104	3,952,818
Manappuram Finance Ltd.	1,425,558	2,154,747
Shriram City Union Finance Ltd.	70,620	2,566,290
Shriram Transport Finance Co., Ltd.	428,769	7,118,087
Sundaram Finance Ltd.	44,651	1,110,344

Total Consumer Finance		24,000,080
Containers & Packaging – 0.1%
HSIL Ltd.	75,422	406,351
Nilkamal Ltd.	9,492	285,323
Uflex Ltd.	143,264	613,452

Total Containers & Packaging		1,305,126
Diversified Financial Services – 2.9%
IFCI Ltd.	5,974,940	2,728,220
L&T Finance Holdings Ltd.	1,809,795	3,446,233
Power Finance Corp., Ltd.	6,043,884	13,579,775
Rural Electrification Corp., Ltd.	9,055,802	25,242,168
Srei Infrastructure Finance Ltd.	740,316	945,703

Total Diversified Financial Services		45,942,099
Diversified Telecommunication Services – 0.5%
Bharti Infratel Ltd.	1,189,767	5,971,280
Himachal Futuristic Communications Ltd.*	6,650,016	1,305,732

Total Diversified Telecommunication Services		7,277,012
Electric Utilities – 2.2%
Adani Transmission Ltd.*	1,355,023	1,338,642
CESC Ltd.	205,903	2,667,369
Power Grid Corp. of India Ltd.	5,889,058	17,893,449
Reliance Infrastructure Ltd.	969,911	8,493,723
Tata Power Co., Ltd. (The)	2,256,385	3,139,515
Torrent Power Ltd.	447,459	1,587,313

Total Electric Utilities		35,120,011
Electrical Equipment – 0.7%
ABB India Ltd.	42,157	830,935
Amara Raja Batteries Ltd.	75,632	1,036,671
Finolex Cables Ltd.	64,036	509,399
GE T&D India Ltd.	91,282	461,576
Havells India Ltd.	615,905	4,417,614
Inox Wind Ltd.*	281,629	739,257
Suzlon Energy Ltd.*	8,812,582	2,592,135

Total Electrical Equipment		10,587,587
Electronic Equipment, Instruments & Components – 0.1%
Redington India Ltd.	519,466	880,376
Food Products – 0.6%
Britannia Industries Ltd.	34,397	1,787,256
Kaveri Seed Co., Ltd.*	126,069	1,083,725
KRBL Ltd.	521,366	3,318,404
Nestle India Ltd.	27,816	2,861,769
Tata Global Beverages Ltd.	166,529	386,093

Total Food Products		9,437,247
Gas Utilities – 0.7%
GAIL India Ltd.	1,086,446	6,306,858
Gujarat Gas Ltd.	33,376	395,131
Gujarat State Petronet Ltd.	1,009,514	2,510,765
Indraprastha Gas Ltd.	140,146	2,190,516

Total Gas Utilities		11,403,270
Health Care Providers & Services – 0.1%
Apollo Hospitals Enterprise Ltd.	110,141	1,976,296
Dr Lal PathLabs Ltd.(a)	11,462	170,787

Total Health Care Providers & Services		2,147,083
Hotels, Restaurants & Leisure – 0.0%
Cox & Kings Ltd.	82,577	294,014
Household Durables – 0.1%
Whirlpool of India Ltd.*	59,867	1,126,350
Household Products – 0.9%
Hindustan Unilever Ltd.	1,022,455	14,356,254
Jyothy Laboratories Ltd.	51,924	281,990

Total Household Products		14,638,244
Independent Power & Renewable Electricity Producers – 2.5%
Adani Power Ltd.*	2,913,103	1,789,987
JSW Energy Ltd.	2,371,763	2,290,129
NHPC Ltd.	12,497,616	6,197,324
NTPC Ltd.	9,171,564	23,446,210
PTC India Ltd.	1,369,673	1,970,085
Reliance Power Ltd.*	4,857,879	3,598,429

Total Independent Power & Renewable Electricity Producers		39,292,164
Industrial Conglomerates – 0.5%
Aditya Birla Nuvo Ltd.	190,343	4,451,010
Siemens Ltd.	130,209	2,516,953

Total Industrial Conglomerates		6,967,963
Insurance – 0.5%
Bajaj Finserv Ltd.	99,465	6,277,776
Max Financial Services Ltd.	101,189	899,068

Total Insurance		7,176,844
IT Services – 16.6%
eClerx Services Ltd.	68,044	1,478,033
Firstsource Solutions Ltd.*	796,300	511,368
HCL Technologies Ltd.	2,401,025	32,344,600
Hexaware Technologies Ltd.	424,373	1,404,774
Infosys Ltd.	7,249,442	114,125,542
Mindtree Ltd.	599,036	4,178,538
Mphasis Ltd.	397,227	3,547,423
Persistent Systems Ltd.	173,634	1,592,882
Tata Consultancy Services Ltd.	1,557,863	58,341,592
Tech Mahindra Ltd.	2,088,470	14,767,398

See Notes to Financial Statements.

64	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2017

Investments	Shares	Value
Vakrangee Ltd.	906,803	$4,593,714
Wipro Ltd.	2,850,493	22,638,011

Total IT Services		259,523,875
Life Sciences Tools & Services – 0.2%
Dishman Pharmaceuticals & Chemicals Ltd.	157,770	701,443
Divi’s Laboratories Ltd.*	197,451	1,896,971

Total Life Sciences Tools & Services		2,598,414
Machinery – 1.2%
AIA Engineering Ltd.	99,336	2,429,055
Ashok Leyland Ltd.	3,018,296	3,930,037
Cummins India Ltd.	172,106	2,516,455
Eicher Motors Ltd.	12,486	4,920,082
Escorts Ltd.	300,944	2,496,860
Force Motors Ltd.	8,828	610,027
Jain Irrigation Systems Ltd.	625,121	903,482
Thermax Ltd.	48,608	733,555

Total Machinery		18,539,553
Marine – 0.1%
Shipping Corp. of India Ltd.*	985,841	1,163,698
Media – 0.8%
Dish TV India Ltd.*	904,875	1,498,022
Jagran Prakashan Ltd.*	345,276	1,020,913
Sun TV Network Ltd.	277,488	3,378,700
Zee Entertainment Enterprises Ltd.	877,035	7,233,327

Total Media		13,130,962
Metals & Mining – 1.2%
Gallantt Ispat Ltd.	44,347	279,017
Hindalco Industries Ltd.	533,047	1,601,152
Hindustan Zinc Ltd.	1,835,410	8,163,031
Kalyani Steels Ltd.*	45,055	250,722
National Aluminium Co., Ltd.	2,750,742	3,240,652
NMDC Ltd.	2,868,095	5,878,855

Total Metals & Mining		19,413,429
Oil, Gas & Consumable Fuels – 20.6%
Aegis Logistics Ltd.	196,242	588,106
Bharat Petroleum Corp., Ltd.	3,131,295	31,337,061
Chennai Petroleum Corp. Ltd.	456,281	2,551,056
Coal India Ltd.	5,555,083	25,035,729
Great Eastern Shipping Co., Ltd. (The)	103,014	661,536
Hindustan Petroleum Corp., Ltd.	3,071,836	24,866,568
Indian Oil Corp., Ltd.	5,104,701	30,426,958
Mangalore Refinery & Petrochemicals Ltd.*	785,399	1,289,949
Oil & Natural Gas Corp., Ltd.	10,536,190	30,017,635
Oil India Ltd.	1,223,848	6,291,221
Petronet LNG Ltd.	521,416	3,237,220
Reliance Industries Ltd.*	8,187,708	166,553,376

Total Oil, Gas & Consumable Fuels		322,856,415
Paper & Forest Products – 0.1%
Century Plyboards India Ltd.	145,054	579,680
Tamil Nadu Newsprint & Papers Ltd.	56,614	274,330

Total Paper & Forest Products		854,010
Personal Products – 0.9%
Bajaj Corp., Ltd.	122,166	743,137
Colgate-Palmolive India Ltd.	101,729	1,559,578
Dabur India Ltd.	832,350	3,555,129
Emami Ltd.	49,478	810,994
Godrej Consumer Products Ltd.	198,924	5,120,221
Marico Ltd.	603,422	2,739,955

Total Personal Products		14,529,014
Pharmaceuticals – 4.8%
Ajanta Pharma Ltd.	23,108	626,515
Alembic Pharmaceuticals Ltd.	177,878	1,718,789
Alkem Laboratories Ltd.	52,772	1,791,899
Aurobindo Pharma Ltd.	735,827	7,651,196
Bliss Gvs Pharma Ltd.	112,744	306,710
Cadila Healthcare Ltd.	610,757	4,157,305
Cipla Ltd.	712,144	6,502,899
Dr. Reddy’s Laboratories Ltd.	194,693	7,892,510
Glenmark Pharmaceuticals Ltd.	241,858	3,173,746
Granules India Ltd.	168,559	360,428
JB Chemicals & Pharmaceuticals Ltd.	91,110	485,681
Jubilant Life Sciences Ltd.	181,663	2,237,531
Lupin Ltd.	451,381	10,045,982
Natco Pharma Ltd.	30,107	393,730
Pfizer Ltd.	22,658	668,295
Piramal Enterprises Ltd.	134,931	3,954,423
Sun Pharmaceutical Industries Ltd.	1,731,170	18,346,110
Torrent Pharmaceuticals Ltd.	149,944	3,585,171
Unichem Laboratories Ltd.	120,249	531,570
Wockhardt Ltd.	74,728	827,722

Total Pharmaceuticals		75,258,212
Real Estate Management & Development – 0.4%
Anant Raj Ltd.	225,712	165,977
DLF Ltd.	529,562	1,212,280
Godrej Properties Ltd.*	58,433	346,495
Housing Development & Infrastructure Ltd.*	1,346,973	1,699,922
Oberoi Realty Ltd.	153,398	870,401
Prestige Estates Projects Ltd.	296,302	992,236
Sobha Ltd.	155,360	821,840

Total Real Estate Management & Development		6,109,151
Road & Rail – 0.1%
Container Corp. of India Ltd.	50,952	999,424
VRL Logistics Ltd.	77,623	373,262

Total Road & Rail		1,372,686
Software – 0.6%
Cyient Ltd.	80,917	582,562
KPIT Technologies Ltd.	1,084,219	2,165,599
NIIT Technologies Ltd.	271,397	1,820,598
Oracle Financial Services Software Ltd.	57,784	3,395,539
TAKE Solutions Ltd.	103,443	201,040
Tata Elxsi Ltd.	16,241	366,389
Zensar Technologies Ltd.	63,932	910,761

Total Software		9,442,488

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	65

Schedule of Investments (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2017

Investments	Shares	Value
Specialty Retail – 0.1%
PC Jeweller Ltd.	240,576	$1,548,637
Textiles, Apparel & Luxury Goods – 0.8%
Arvind Ltd.	612,937	3,728,028
Himatsingka Seide Ltd.	71,369	377,535
Indo Count Industries Ltd.	232,270	706,271
Kitex Garments Ltd.	47,272	310,997
Raymond Ltd.	52,324	510,589
SRF Ltd.	24,755	620,314
Titan Co., Ltd.	299,478	2,134,187
Trident Ltd.	610,762	813,127
Vardhman Textiles Ltd.	49,034	991,214
Welspun India Ltd.	2,080,021	2,810,839

Total Textiles, Apparel & Luxury Goods		13,003,101
Thrifts & Mortgage Finance – 8.1%
Dewan Housing Finance Corp., Ltd.	815,210	4,609,292
Housing Development Finance Corp., Ltd.	4,085,523	94,507,802
Indiabulls Housing Finance Ltd.	1,187,629	18,248,353
LIC Housing Finance Ltd.	952,161	9,068,514

Total Thrifts & Mortgage Finance		126,433,961
Tobacco – 1.7%
ITC Ltd.	6,171,531	26,640,181
Trading Companies & Distributors – 0.2%
Adani Enterprises Ltd.	1,921,967	3,212,898
Transportation Infrastructure – 1.0%
Adani Ports & Special Economic Zone Ltd.	2,570,420	13,442,899
Gateway Distriparks Ltd.	89,211	347,309
Gujarat Pipavav Port Ltd.	478,352	1,216,230
IL&FS Transportation Networks Ltd.	779,288	1,312,315

Total Transportation Infrastructure		16,318,753
Wireless Telecommunication Services – 2.0%
Bharti Airtel Ltd.	3,772,155	20,334,840
Idea Cellular Ltd.	7,402,517	9,786,804
Reliance Communications Ltd.*	2,396,672	1,413,606

Total Wireless Telecommunication Services		31,535,250
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $1,211,076,219)		1,560,609,075
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.3%		3,996,600

NET ASSETS – 100.0%		$1,564,605,675
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

66	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments

WisdomTree Middle East Dividend Fund (GULF)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 98.7%
Bahrain – 0.4%
Al-Salam Bank-Bahrain BSC	259,347	$68,138
Egypt – 4.2%
Arabian Cement Co.	81,748	43,116
Commercial International Bank Egypt SAE	34,736	145,352
Egyptian International Pharmaceuticals EIPICO	8,174	48,007
ElSewedy Electric Co.	31,419	149,453
Heliopolis Housing	26,895	43,837
Oriental Weavers	49,762	53,015
Talaat Moustafa Group	98,285	49,987
Telecom Egypt Co.	321,014	203,813

Total Egypt		736,580
Jordan – 3.2%
Arab Bank PLC	57,564	557,778
Kuwait – 24.4%
Agility Public Warehousing Co. KSC	167,832	341,167
Boubyan Bank KSCP	61,533	82,717
Burgan Bank SAK	252,496	273,192
Gulf National Holding Co.*,†	57,663	0
Kuwait Finance House KSCP	419,357	728,719
Kuwait Projects Co. Holding KSCP	158,944	257,958
Mabanee Co. SAK	23,189	63,865
Mobile Telecommunications Co. KSC	847,646	1,264,521
National Bank of Kuwait SAKP	595,020	1,287,584

Total Kuwait		4,299,723
Morocco – 12.9%
Attijariwafa Bank	13,078	521,293
Banque Centrale Populaire	10,224	268,207
Douja Promotion Groupe Addoha S.A.	41,984	179,900
Maroc Telecom	94,793	1,296,962

Total Morocco		2,266,362
Oman – 5.1%
Bank Muscat SAOG	321,130	320,296
Bank Sohar SAOG	98,253	34,452
Oman Telecommunications Co. SAOG	107,697	397,220
Ooredoo	78,415	109,985
Phoenix Power Co. SAOC	123,039	44,741

Total Oman		906,694
Qatar – 23.0%
Barwa Real Estate Co.	24,321	238,795
Doha Bank QSC	20,157	173,829
Ezdan Holding Group QSC	77,444	336,056
Gulf International Services QSC	4,808	37,370
Gulf Warehousing Co.	1,379	19,845
Industries Qatar QSC	27,614	836,512
Masraf Al Rayan QSC	35,910	415,700
Medicare Group	1,527	40,135
National Leasing	1,565	8,188
Ooredoo QSC	9,514	252,411
Qatar Electricity & Water Co. QSC	3,772	227,909
Qatar Gas Transport Co., Ltd.	28,954	168,980
Qatar Insurance Co. SAQ	5,890	113,720
Qatar Islamic Bank SAQ	9,474	266,181
Qatar National Bank QPSC	17,033	683,453
Qatari Investors Group QSC	3,012	50,626
Salam International Investment Ltd. QSC	9,871	28,601
United Development Co. QSC	26,385	142,755
Widam Food Co.	720	12,893

Total Qatar		4,053,959
United Arab Emirates – 25.5%
Abu Dhabi Commercial Bank PJSC	240,888	445,967
Agthia Group PJSC	8,388	14,684
Air Arabia PJSC	218,575	63,079
Al Waha Capital PJSC	160,354	84,696
Aldar Properties PJSC	198,083	121,881
Aramex PJSC	42,895	57,808
DP World Ltd.	8,444	181,546
Dubai Financial Market PJSC	203,918	69,398
Dubai Investments PJSC	159,125	105,708
Dubai Islamic Bank PJSC	218,591	333,272
Emaar Properties PJSC	100,133	199,012
Emirates NBD PJSC	141,553	319,872
Emirates Telecommunications Group Co. PJSC	205,175	1,008,279
First Gulf Bank PJSC	239,668	841,742
National Bank of Abu Dhabi PJSC	163,972	457,586
National Central Cooling Co. PJSC	26,769	13,847
RAK Properties PJSC	131,298	22,521
Ras Al Khaimah Ceramics	62,341	36,491
Union National Bank PJSC	89,914	107,221

Total United Arab Emirates		4,484,610
TOTAL COMMON STOCKS (Cost: $17,968,732)		17,373,844
RIGHTS – 0.0%
Qatar – 0.0%
Doha Bank QSC, expiring 5/9/17* (Cost $0)	4,031	7,086
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $17,968,732)		17,380,930
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.3%		220,465

NET ASSETS – 100.0%		$17,601,395
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	67

Statements of Assets and Liabilities

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

March 31, 2017

	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree China ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund
ASSETS:

Investments, at cost	$39,096,670	$8,091,213	$24,591,546	$2,254,593	$1,856,094,161

Investment in affiliates, at cost (Note 3)	61,139	—	—	—	1,671,250

Foreign currency, at cost	8,857	1,926	37,669	3,085	634,706
Investments in securities, at value[1,2] (Note 2)	41,412,483	8,734,441	25,122,970	2,467,801	1,801,641,864

Investment in affiliates, at value (Note 3)	60,238	—	—	—	1,690,659

Cash	20,222	4,702	4,104	772	67,288

Foreign currency, at value	8,857	1,924	37,228	3,055	635,579

Unrealized appreciation on foreign currency contracts	2	—	160	54	28,841

Receivables:

Investment securities sold	—	—	—	3,667	2,561,635

Dividends and interest	190,224	1,187	106,134	6,671	3,857,689

Foreign tax reclaims	—	—	216	7	1,390
Total Assets	41,692,026	8,742,254	25,270,812	2,482,027	1,810,484,945
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	—	—	1	2,482

Payables:

Cash collateral for securities loaned (Note 2)	2,900	162,327	475,519	3,666	85,074,095

Investment securities purchased	—	—	—	4,489	3,111,745

Advisory fees (Note 3)	17,529	3,816	13,063	1,204	909,436

Service fees (Note 2)	152	32	91	9	6,347

Foreign capital gains tax	16,487	—	510	642	—
Total Liabilities	37,068	166,175	489,183	10,011	89,104,105
NET ASSETS	$41,654,958	$8,576,079	$24,781,629	$2,472,016	$1,721,380,840
NET ASSETS:

Paid-in capital	$62,703,588	$11,464,830	$27,259,651	$2,555,312	$3,073,396,881

Undistributed net investment income	34,281	17,678	49,064	2,197	4,007,767

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(23,388,976)	(3,549,655)	(3,064,292)	(298,372)	(1,301,761,871)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,306,065	643,226	537,206	212,879	(54,261,937)
NET ASSETS	$41,654,958	$8,576,079	$24,781,629	$2,472,016	$1,721,380,840
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	650,000	150,000	1,100,000	100,000	42,300,000
Net asset value per share	$64.08	$57.17	$22.53	$24.72	$40.69
[1] Includes market value of securities out on loan of:	$365,332	$615,760	$841,950	$5,979	$108,701,990
[2]	Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

68	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Assets and Liabilities (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

March 31, 2017

	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree Global High Dividend Fund
ASSETS:

Investments, at cost	$45,507,163	$1,043,129,692	$47,169,429	$82,998,865	$85,453,296

Investment in affiliates, at cost (Note 3)	—	—	11,214	—	60,977

Foreign currency, at cost	76,091	1,409,229	33,576	53,718	8,324
Investments in securities, at value[1,2] (Note 2)	48,401,972	1,141,223,226	51,006,833	84,719,657	90,976,444

Investment in affiliates, at value (Note 3)	—	—	11,116	—	60,957

Cash	—	613,187	18,509	29,168	7,881

Foreign currency, at value	75,363	1,410,224	33,479	53,536	8,429

Unrealized appreciation on foreign currency contracts	3,948	1,304	8,502	12	554

Receivables:

Investment securities sold	243,753	1,577,408	5,122,609	—	40,636

Dividends and interest	58,805	3,554,979	156,374	218,039	314,949

Foreign tax reclaims	690	3,332	67,074	31,345	48,636
Total Assets	48,784,531	1,148,383,660	56,424,496	85,051,757	91,458,486
LIABILITIES:

Due to custodian	125,822	—	—	—	—

Unrealized depreciation on foreign currency contracts	1,595	37,587	150	15	—

Payables:

Cash collateral for securities loaned (Note 2)	116,191	39,219,518	1,273,477	1,951,105	1,904,482

Investment securities purchased	130,885	1,833,131	29,586	—	—

Capital shares redeemed	—	—	5,040,822	—	—

Advisory fees (Note 3)	25,237	577,855	28,551	39,937	43,928

Service fees (Note 2)	176	4,014	211	302	332

Foreign capital gains tax	18,433	109,713	20,281	—	—
Total Liabilities	418,339	41,781,818	6,393,078	1,991,359	1,948,742
NET ASSETS	$48,366,192	$1,106,601,842	$50,031,418	$83,060,398	$89,509,744
NET ASSETS:

Paid-in capital	$53,590,327	$1,445,565,248	$72,537,884	$130,080,832	$110,633,356

Undistributed (Distributions in excess of) net investment income	65,347	2,216,747	70,819	(1,140,587)	59,998

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(8,166,192)	(439,302,640)	(26,392,248)	(47,595,186)	(26,704,071)

Net unrealized appreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,876,710	98,122,487	3,814,963	1,715,339	5,520,461
NET ASSETS	$48,366,192	$1,106,601,842	$50,031,418	$83,060,398	$89,509,744
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,100,000	24,800,000	1,000,000	2,950,000	2,000,000
Net asset value per share	$23.03	$44.62	$50.03	$28.16	$44.75
[1] Includes market value of securities out on loan of:	$115,578	$80,228,377	$1,432,928	$4,157,625	$1,953,771
[2]	Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	69

Statements of Assets and Liabilities (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

March 31, 2017

	WisdomTree India Earnings Fund (consolidated)	WisdomTree Middle East Dividend Fund
ASSETS:

Investments, at cost	$1,211,076,219	$17,968,732

Foreign currency, at cost	1,988,410	45,809
Investments in securities, at value	1,560,609,075	17,380,930

Cash	1,289,013	41,520

Foreign currency, at value	1,994,601	45,774

Receivables:

Corporate action proceeds	179,966	—

Dividends and interest	1,604,646	153,678
Total Assets	1,565,677,301	17,621,902
LIABILITIES:

Payables:

Investment securities purchased	—	7,096

Advisory fees (Note 3)	1,065,975	13,344

Service fees (Note 2)	5,651	67
Total Liabilities	1,071,626	20,507
NET ASSETS	$1,564,605,675	$17,601,395
NET ASSETS:

Paid-in capital	$1,532,366,972	$27,462,788

Undistributed net investment income	2,771,487	65,848

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(320,072,827)	(9,339,419)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	349,540,043	(587,822)
NET ASSETS	$1,564,605,675	$17,601,395
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	65,000,000	1,000,000
Net asset value per share	$24.07	$17.60

See Notes to Financial Statements.

70	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Operations

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Year Ended March 31, 2017

	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree China ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$1,682,299	$133,065	$476,721	$42,824	$65,192,912

Dividends from affiliates (Note 3)	20,343	—	—	—	59,475

Securities lending income (Note 2)	5,496	18,106	7,730	54	1,037,481
Total investment income	1,708,138	151,171	484,451	42,878	66,289,868
EXPENSES:

Advisory fees (Note 3)	223,304	52,184	110,924	13,019	9,404,879

Service fees (Note 2)	2,044	364	775	99	65,685
Total expenses	225,348	52,548	111,699	13,118	9,470,564
Expense waivers (Note 3)	—	(8,283)	—	—	(3,936)
Net expenses	225,348	44,265	111,699	13,118	9,466,628
Net investment income	1,482,790	106,906	372,752	29,760	56,823,240
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(593,265)	(88,700)	(385,224)	(6,786)	(80,547,907)

Investment transactions in affiliates (Note 3)	(5,806)	—	—	—	93,085

In-kind redemptions	967,698	(28,975)	—	—	564,294

In-kind redemptions in affiliates (Note 3)	1,126	—	—	—	745

Foreign currency contracts and foreign currency related transactions	571	54	(8,869)	3	(420,815)
Net realized gain (loss)	370,324	(117,621)	(394,093)	(6,783)	(80,310,598)
Net change in unrealized appreciation (depreciation) from:

Investment transactions[3]	4,935,648	1,678,316	1,574,617	331,866	297,953,558

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,801)	(2)	4,568	124	64,677
Net change in unrealized appreciation (depreciation)	4,932,847	1,678,314	1,579,185	331,990	298,018,235
Net realized and unrealized gain on investments	5,303,171	1,560,693	1,185,092	325,207	217,707,637
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,785,961	$1,667,599	$1,557,844	$354,967	$274,530,877
[1] Net of foreign withholding tax of:	$139,154	$4,398	$55,272	$6,648	$9,179,152
[2] Net of foreign capital gains tax withheld of:	$500	—	$265	$5	—
[3] Net of foreign capital gain taxes of:	$(16,448)	—	$(510)	$(642)	—

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	71

Statements of Operations (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Year Ended March 31, 2017

	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree Global High Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$1,283,268	$36,835,932	$1,835,325	$3,762,416	$3,073,800

Dividends from affiliates (Note 3)	—	232,752	16,022	3,153	15,457

Securities lending income (Note 2)	25,407	1,619,375	53,366	51,901	30,930
Total investment income	1,308,675	38,688,059	1,904,713	3,817,470	3,120,187
EXPENSES:

Advisory fees (Note 3)	234,687	6,105,819	371,754	498,699	452,595

Service fees (Note 2)	1,640	42,644	2,817	3,782	3,429
Total expenses	236,327	6,148,463	374,571	502,481	456,024
Expense waivers (Note 3)	—	(4,382)	—	—	—
Net expenses	236,327	6,144,081	374,571	502,481	456,024
Net investment income	1,072,348	32,543,978	1,530,142	3,314,989	2,664,163
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(199,465)	15,604,590	(101,975)	635,887	695,740

Investment transactions in affiliates (Note 3)	—	139,109	5,943	11,684	16,497

In-kind redemptions	157,099	782,938	1,868,602	1,681,022	1,404

In-kind redemptions in affiliates (Note 3)	—	—	699	896	—

Foreign currency contracts and foreign currency related transactions	(11,971)	(112,485)	(17,771)	6,221	(5,831)

Payments by sub-advisor (Note 3)	—	—	—	94	—
Net realized gain (loss)	(54,337)	16,414,152	1,755,498	2,335,804	707,810
Net change in unrealized appreciation (depreciation) from:

Investment transactions[3]	3,637,169	141,834,672	1,980,570	1,805,213	6,643,332

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,834)	83,858	(1,230)	(7,125)	(2,660)
Net change in unrealized appreciation (depreciation)	3,635,335	141,918,530	1,979,340	1,798,088	6,640,672
Net realized and unrealized gain on investments	3,580,998	158,332,682	3,734,838	4,133,892	7,348,482
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,653,346	$190,876,660	$5,264,980	$7,448,881	$10,012,645
[1] Net of foreign withholding tax of:	$122,688	$4,862,547	$263,589	$293,116	$264,064
[2] Net of foreign capital gains tax withheld of:	$10,861	$17,919	$10,152	—	—
[3] Net of foreign capital gain taxes of:	$(18,433)	$(109,713)	$(19,793)	—	—

See Notes to Financial Statements.

72	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Operations (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Year Ended March 31, 2017

	WisdomTree India Earnings Fund (consolidated)	WisdomTree Middle East Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$26,898,501	$816,096

Interest	—	21,511
Total investment income	26,898,501	837,607
EXPENSES:

Advisory fees (Note 3)	11,590,454	170,270

Service fees (Note 2)	61,443	851

Interest expense (Note 8)	92,378	—
Total expenses	11,744,275	171,121
Net investment income	15,154,226	666,486
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	105,786,574	48,649

Foreign currency contracts and foreign currency related transactions	(1,311,528)	(276,509)
Net realized gain (loss)	104,475,046	(227,860)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	212,133,765	768,963

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(16,322)	1,565
Net change in unrealized appreciation (depreciation)	212,117,443	770,528
Net realized and unrealized gain on investments	316,592,489	542,668
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$331,746,715	$1,209,154
[1] Net of foreign withholding tax of:	—	$45,520

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	73

Statements of Changes in Net Assets

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Asia Pacific ex-Japan Fund		WisdomTree China ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets Consumer Growth Fund
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,482,790	$1,687,344	$106,906	$295,099	$372,752	$360,312

Net realized gain (loss) on investments, payments by sub-advisor, foreign currency contracts and foreign currency related transactions	370,324	(1,162,648)	(117,621)	(712,905)	(394,093)	(1,905,060)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	4,932,847	(7,345,893)	1,678,314	(1,635,396)	1,579,185	(1,696,529)
Net increase (decrease) in net assets resulting from operations	6,785,961	(6,821,197)	1,667,599	(2,053,202)	1,557,844	(3,241,277)
DIVIDENDS:

Net investment income	(1,518,023)	(1,643,992)	(111,000)	(300,252)	(426,435)	(365,298)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	5,631,266	7,093,290	—	5,438,556	11,293,101	—

Cost of shares redeemed	(14,909,131)	—	(2,331,022)	(10,319,479)	—	(3,948,523)
Net increase (decrease) in net assets resulting from capital share transactions	(9,277,865)	7,093,290	(2,331,022)	(4,880,923)	11,293,101	(3,948,523)
Net Increase (Decrease) in Net Assets	(4,009,927)	(1,371,899)	(774,423)	(7,234,377)	12,424,510	(7,555,098)
NET ASSETS:

Beginning of year	$45,664,885	$47,036,784	$9,350,502	$16,584,879	$12,357,119	$19,912,217

End of year	$41,654,958	$45,664,885	$8,576,079	$9,350,502	$24,781,629	$12,357,119
Undistributed (Distributions in excess of) net investment income included in net assets at end of year	$34,281	$61,335	$17,678	$(19)	$49,064	$25,593
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	800,000	700,000	200,000	300,000	600,000	800,000

Shares created	100,000	100,000	—	100,000	500,000	—

Shares redeemed	(250,000)	—	(50,000)	(200,000)	—	(200,000)
Shares outstanding, end of year	650,000	800,000	150,000	200,000	1,100,000	600,000

See Notes to Financial Statements.

74	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Changes in Net Assets (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets High Dividend Fund		WisdomTree Emerging Markets Quality Dividend Growth Fund
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$29,760	$52,635	$56,823,240	$80,416,650	$1,072,348	$921,188

Net realized gain (loss) on investments, payments by sub-advisor, foreign currency contracts and foreign currency related transactions	(6,783)	2,083	(80,310,598)	(324,138,762)	(54,337)	(5,928,957)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	331,990	(214,326)	298,018,235	(75,620,189)	3,635,335	(320,045)
Net increase (decrease) in net assets resulting from operations	354,967	(159,608)	274,530,877	(319,342,301)	4,653,346	(5,327,814)
DIVIDENDS:

Net investment income	(30,710)	(80,372)	(55,276,488)	(76,758,776)	(1,116,560)	(905,013)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	228,705,147	37,455,882	15,345,472	12,300,542

Cost of shares redeemed	—	(7,681,503)	(47,799,999)	(479,690,654)	(2,183,538)	(15,344,613)
Net increase (decrease) in net assets resulting from capital share transactions	—	(7,681,503)	180,905,148	(442,234,772)	13,161,934	(3,044,071)
Net Increase (Decrease) in Net Assets	324,257	(7,921,483)	400,159,537	(838,335,849)	16,698,720	(9,276,898)
NET ASSETS:

Beginning of year	$2,147,759	$10,069,242	$1,321,221,303	$2,159,557,152	$31,667,472	$40,944,370

End of year	$2,472,016	$2,147,759	$1,721,380,840	$1,321,221,303	$48,366,192	$31,667,472
Undistributed net investment income included in net assets at end of year	$2,197	$924	$4,007,767	$936,703	$65,347	$85,033
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	100,000	400,004	37,700,000	50,600,000	1,500,000	1,700,000

Shares created	—	—	5,900,000	800,000	700,000	600,000

Shares redeemed	—	(300,004)	(1,300,000)	(13,700,000)	(100,000)	(800,000)
Shares outstanding, end of year	100,000	100,000	42,300,000	37,700,000	2,100,000	1,500,000

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	75

Statements of Changes in Net Assets (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Emerging Markets SmallCap Dividend Fund		WisdomTree Global ex-U.S. Quality Dividend Growth Fund		WisdomTree Global ex-U.S. Real Estate Fund
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$32,543,978	$34,624,881	$1,530,142	$1,684,133	$3,314,989	$3,542,097

Net realized gain (loss) on investments, payments by sub-advisor, foreign currency contracts and foreign currency related transactions	16,414,152	(79,585,435)	1,755,498	(3,819,787)	2,335,804	812,064

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	141,918,530	(136,497,751)	1,979,340	(4,165,945)	1,798,088	(11,592,885)
Net increase (decrease) in net assets resulting from operations	190,876,660	(181,458,305)	5,264,980	(6,301,599)	7,448,881	(7,238,724)
DIVIDENDS:

Net investment income	(32,344,872)	(33,004,695)	(1,603,328)	(1,522,376)	(4,632,789)	(4,821,127)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	69,226,432	—	4,878,564	5,295,418	1,418,481	7,375,451

Cost of shares redeemed	(15,624,360)	(304,738,228)	(24,534,532)	(17,798,647)	(15,218,231)	(22,831,545)
Net increase (decrease) in net assets resulting from capital share transactions	53,602,072	(304,738,228)	(19,655,968)	(12,503,229)	(13,799,750)	(15,456,094)
Net Increase (Decrease) in Net Assets	212,133,860	(519,201,228)	(15,994,316)	(20,327,204)	(10,983,658)	(27,515,945)
NET ASSETS:

Beginning of year	$894,467,982	$1,413,669,210	$66,025,734	$86,352,938	$94,044,056	$121,560,001

End of year	$1,106,601,842	$894,467,982	$50,031,418	$66,025,734	$83,060,398	$94,044,056
Undistributed (Distributions in excess of) net investment income included in net assets at end of year	$2,216,747	$740,433	$70,819	$162,461	$(1,140,587)	$(1,429,445)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	23,600,000	31,800,000	1,400,000	1,700,000	3,450,000	4,100,000

Shares created	1,600,000	—	100,000	100,000	50,000	250,000

Shares redeemed	(400,000)	(8,200,000)	(500,000)	(400,000)	(550,000)	(900,000)
Shares outstanding, end of year	24,800,000	23,600,000	1,000,000	1,400,000	2,950,000	3,450,000

See Notes to Financial Statements.

76	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Global High Dividend Fund		WisdomTree India Earnings Fund (consolidated)		WisdomTree Middle East Dividend Fund
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,664,163	$4,302,558	$15,154,226	$24,353,569	$666,486	$844,813

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	707,810	1,791,093	104,475,046	(96,597,810)	(227,860)	(1,585,100)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	6,640,672	(11,959,793)	212,117,443	(224,271,782)	770,528	(2,928,535)
Net increase (decrease) in net assets resulting from operations	10,012,645	(5,866,142)	331,746,715	(296,516,023)	1,209,154	(3,668,822)
DIVIDENDS:

Net investment income	(2,813,589)	(4,186,444)	(18,513,240)	(20,581,518)	(903,368)	(1,098,138)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	8,799,360	42,469,284	169,849,103	372,464,901	—	—

Cost of shares redeemed	—	(60,623,361)	(394,092,686)	(952,172,686)	(3,435,006)	(8,922,913)

Payment by affiliate	—	—	—	14,984	—	—
Net increase (decrease) in net assets resulting from capital share transactions	8,799,360	(18,154,077)	(224,243,583)	(579,692,801)	(3,435,006)	(8,922,913)
Net Increase (Decrease) in Net Assets	15,998,416	(28,206,663)	88,989,892	(896,790,342)	(3,129,220)	(13,689,873)
NET ASSETS:

Beginning of year	$73,511,328	$101,717,991	$1,475,615,783	$2,372,406,125	$20,730,615	$34,420,488

End of year	$89,509,744	$73,511,328	$1,564,605,675	$1,475,615,783	$17,601,395	$20,730,615
Undistributed net investment income included in net assets at end of year	$59,998	$201,294	$2,771,487	$7,530,595	$65,848	$581,332
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	1,800,000	2,300,000	76,000,000	104,800,000	1,200,000	1,700,000

Shares created	200,000	1,000,000	8,400,000	17,800,000	—	—

Shares redeemed	—	(1,500,000)	(19,400,000)	(46,600,000)	(200,000)	(500,000)
Shares outstanding, end of year	2,000,000	1,800,000	65,000,000	76,000,000	1,000,000	1,200,000

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	77

Financial Highlights

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Pacific ex-Japan Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$57.08	$67.20	$65.72	$68.70	$64.05
Investment operations:
Net investment income[1]	1.90	2.14	2.29	2.25	2.27
Net realized and unrealized gain (loss)	7.03	(10.20)	1.46	(3.01)	4.65
Total from investment operations	8.93	(8.06)	3.75	(0.76)	6.92
Dividends to shareholders:
Net investment income	(1.93)	(2.06)	(2.27)	(2.22)	(2.27)
Net asset value, end of period	$64.08	$57.08	$67.20	$65.72	$68.70

TOTAL RETURN[2]	15.96%	(12.06)%[3]	5.71%	(0.98)%	11.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$41,655	$45,665	$47,037	$52,579	$96,187
Ratios to average net assets[4] of:
Expenses	0.48%	0.48%[5]	0.49%[5,6]	0.48%[5,7]	0.48%[5,7]
Net investment income	3.19%	3.59%	3.36%	3.35%[7]	3.53%[7]
Portfolio turnover rate[8]	27%	24%	17%	21%	26%

WisdomTree China ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016[9]	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period September 19, 2012* through March 28, 2013
Net asset value, beginning of period	$46.75	$55.28	$49.70	$51.90	$50.02
Investment operations:
Net investment income[1]	0.64	1.25	1.33	1.39	(0.14)
Net realized and unrealized gain (loss)	10.45	(8.59)	5.48	(2.15)	2.02
Total from investment operations	11.09	(7.34)	6.81	(0.76)	1.88
Dividends to shareholders:
Net investment income	(0.67)	(1.19)	(1.23)	(1.44)	—
Net asset value, end of period	$57.17	$46.75	$55.28	$49.70	$51.90

TOTAL RETURN[2]	23.94%	(13.40)%	13.86%	(1.32)%	3.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$8,576	$9,351	$16,585	$17,396	$36,331
Ratios to average net assets of:
Expenses, net of expense waivers	0.53%[10]	0.57%[10]	0.64%[11]	0.63%[7]	0.63%[7]
Expenses, prior to expense waivers	0.63%	0.63%	0.64%[11]	0.63%[7]	0.63%[7]
Net investment income (loss)	1.29%	2.42%	2.53%	2.75%[7]	(0.51)%[7]
Portfolio turnover rate[8]	37%	143%	30%	21%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[7]	Annualized.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[9]

The information reflects the investment objective and strategy of the WisdomTree China Dividend ex-Financials Fund through June 30, 2015 and the investment objective and strategy of the WisdomTree China ex-State-Owned Enterprises Fund thereafter.

[10]	Effective July 1, 2015, the investment advisor contractually agreed to limit the advisory fee to 0.53% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust.

[11]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

See Notes to Financial Statements.

78	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Consumer Growth Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period September 27, 2013* through March 31, 2014
Net asset value, beginning of period	$20.60	$24.89	$24.56	$24.79
Investment operations:
Net investment income[1]	0.45	0.52	0.48	0.17
Net realized and unrealized gain (loss)	2.01	(4.28)	0.32	(0.33)
Total from investment operations	2.46	(3.76)	0.80	(0.16)
Dividends to shareholders:
Net investment income	(0.53)	(0.53)	(0.47)	(0.07)
Net asset value, end of period	$22.53	$20.60	$24.89	$24.56

TOTAL RETURN[2]	12.17%	(15.21)%	3.24%	(0.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$24,782	$12,357	$19,912	$19,647
Ratios to average net assets of:
Expenses	0.63%	0.63%	0.64%[3]	0.63%[4]
Net investment income	2.12%	2.39%	1.88%	1.46%[4]
Portfolio turnover rate[5]	72%	49%	41%	7%

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period December 10, 2014* through March 31, 2015
Net asset value, beginning of period	$21.48	$25.17	$24.59
Investment operations:
Net investment income[1]	0.30	0.35	0.07
Net realized and unrealized gain (loss)	3.25	(3.24)	0.56
Total from investment operations	3.55	(2.89)	0.63
Dividends to shareholders:
Net investment income	(0.31)	(0.80)	(0.05)
Net asset value, end of period	$24.72	$21.48	$25.17

TOTAL RETURN[2]	16.68%	(11.69)%	2.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,472	$2,148	$10,069
Ratios to average net assets of:
Expenses	0.58%	0.58%	0.58%[4]
Net investment income	1.33%	1.48%	0.88%[4]
Portfolio turnover rate[5]	15%	46%	2%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	79

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets High Dividend Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$35.05	$42.68	$49.23	$54.81	$57.34
Investment operations:
Net investment income[1]	1.42	1.76	2.16	2.16	1.78
Net realized and unrealized gain (loss)	5.58	(7.74)	(6.57)	(5.60)	(2.50)
Total from investment operations	7.00	(5.98)	(4.41)	(3.44)	(0.72)
Dividends to shareholders:
Net investment income	(1.36)	(1.65)	(2.14)	(2.14)	(1.81)
Net asset value, end of period	$40.69	$35.05	$42.68	$49.23	$54.81

TOTAL RETURN[2]	20.44%	(14.07)%	(9.40)%	(6.22)%	(1.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,721,381	$1,321,221	$2,159,557	$3,888,854	$5,475,068
Ratios to average net assets[3] of:
Expenses[4]	0.63%	0.63%	0.64%[5]	0.63%[6]	0.63%[6]
Net investment income	3.81%	4.64%	4.45%	4.20%[6]	3.32%[6]
Portfolio turnover rate[7]	41%	43%	39%	39%	47%

WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period August 1, 2013* through March 31, 2014
Net asset value, beginning of period	$21.11	$24.08	$24.92	$25.22
Investment operations:
Net investment income[1]	0.63	0.55	0.61	0.33
Net realized and unrealized gain (loss)	1.96	(2.94)	(0.87)	(0.42)
Total from investment operations	2.59	(2.39)	(0.26)	(0.09)
Dividends to shareholders:
Net investment income	(0.67)	(0.58)	(0.58)	(0.21)
Net asset value, end of period	$23.03	$21.11	$24.08	$24.92

TOTAL RETURN[2]	12.45%	(9.89)%[8]	(1.19)%	(0.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$48,366	$31,667	$40,944	$19,939
Ratios to average net assets of:
Expenses	0.63%	0.63%	0.64%[5]	0.63%[6]
Net investment income	2.88%	2.59%	2.42%	2.03%[6]
Portfolio turnover rate[7]	49%	62%	47%	3%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Emerging Markets High Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[6]	Annualized.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[8]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

80	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$37.90	$44.46	$46.40	$51.18	$47.80
Investment operations:
Net investment income[1]	1.35	1.24	1.32	1.40	1.15
Net realized and unrealized gain (loss)	6.71	(6.65)	(1.97)	(4.57)	3.69
Total from investment operations	8.06	(5.41)	(0.65)	(3.17)	4.84
Dividends to shareholders:
Net investment income	(1.34)	(1.15)	(1.29)	(1.61)	(1.46)
Net asset value, end of period	$44.62	$37.90	$44.46	$46.40	$51.18

TOTAL RETURN[2]	21.76%	(12.20)%	(1.51)%	(6.08)%	10.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,106,602	$894,468	$1,413,669	$1,814,327	$1,474,099
Ratios to average net assets[3] of:
Expenses[4]	0.63%	0.63%	0.64%[5]	0.63%[6]	0.63%[6]
Net investment income	3.36%	3.13%	2.84%	2.96%[6]	2.49%[6]
Portfolio turnover rate[7]	47%	52%	42%	26%	44%

WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$47.16	$50.80	$51.68	$51.75	$50.70
Investment operations:
Net investment income[1]	1.14	1.02	1.05	1.38	1.34
Net realized and unrealized gain (loss)	2.94	(3.75)	(0.91)	(0.19)	1.08
Total from investment operations	4.08	(2.73)	0.14	1.19	2.42
Dividends to shareholders:
Net investment income	(1.21)	(0.91)	(1.02)	(1.26)	(1.37)
Net asset value, end of period	$50.03	$47.16	$50.80	$51.68	$51.75

TOTAL RETURN[2]	8.80%	(5.42)%	0.24%	2.53%	5.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$50,031	$66,026	$86,353	$62,012	$87,977
Ratios to average net assets[3] of:
Expenses	0.58%	0.58%[4,8]	0.59%[4,9]	0.58%[6]	0.58%[4,6]
Net investment income	2.39%	2.15%	2.05%	2.73%[6]	2.72%[6]
Portfolio turnover rate[7]	66%	61%	64%	93%	59%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[6]	Annualized.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[8]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	81

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Real Estate Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$27.26	$29.65	$27.77	$29.90	$26.40
Investment operations:
Net investment income[1]	1.06	0.89	1.54	0.96	0.97
Net realized and unrealized gain (loss)	1.35	(2.08)	1.75	(1.84)	4.87
Total from investment operations	2.41	(1.19)	3.29	(0.88)	5.84
Dividends and distributions to shareholders:
Net investment income	(1.51)	(1.20)	(1.41)	(1.17)	(2.34)
Return of capital	—	—	—	(0.08)	—
Total dividends and distributions to shareholders	(1.51)	(1.20)	(1.41)	(1.25)	(2.34)
Net asset value, end of period	$28.16	$27.26	$29.65	$27.77	$29.90

TOTAL RETURN[2]	9.33%[3]	(3.89)%	12.08%	(2.70)%	22.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$83,060	$94,044	$121,560	$127,724	$113,631
Ratios to average net assets[4] of:
Expenses	0.58%	0.58%[5]	0.59%[6,7]	0.58%[6,8]	0.58%[6,8]
Net investment income	3.86%	3.22%	5.21%	3.37%[8]	3.42%[8]
Portfolio turnover rate[9]	19%	32%	26%	18%	23%

WisdomTree Global High Dividend Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$40.84	$44.23	$47.51	$44.03	$41.50
Investment operations:
Net investment income[1]	1.46	1.76	1.83	2.11	1.68
Net realized and unrealized gain (loss)	3.97	(3.43)	(3.28)	3.46	2.51
Total from investment operations	5.43	(1.67)	(1.45)	5.57	4.19
Dividends to shareholders:
Net investment income	(1.52)	(1.72)	(1.83)	(2.09)	(1.66)
Net asset value, end of period	$44.75	$40.84	$44.23	$47.51	$44.03

TOTAL RETURN[2]	13.54%	(3.77)%	(3.23)%	13.13%	10.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$89,510	$73,511	$101,718	$123,527	$103,473
Ratios to average net assets[4] of:
Expenses	0.58%	0.58%[5,6]	0.59%[6,7]	0.58%[6,8]	0.58%[6,8]
Net investment income	3.42%	4.19%	3.91%	4.60%[8]	4.10%[8]
Portfolio turnover rate[9]	21%	56%	30%	25%	32%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-adviser for investment losses on certain foreign exchange transactions during the year. Excluding this voluntary reimbursement, total return would have been unchanged.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[8]	Annualized.

[9]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

82	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of year	$19.42	$22.64	$18.93	$17.97	$19.24
Investment operations:
Net investment income[1]	0.23	0.26	0.22	0.25	0.17
Net realized and unrealized gain (loss)	4.70	(3.26)	3.65	0.94	(1.29)
Total from investment operations	4.93	(3.00)	3.87	1.19	(1.12)
Dividends to shareholders:
Net investment income	(0.28)	(0.22)	(0.16)	(0.23)	(0.15)
Net asset value, end of year	$24.07	$19.42	$22.64	$18.93	$17.97

TOTAL RETURN[2]	25.56%	(13.31)%[3]	20.44%	6.81%	(5.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,564,606	$1,475,616	$2,372,406	$939,064	$1,071,074
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.84%[4]	0.84%[4]	0.84%[4,5]	0.84%[4]	0.84%[6]
Expenses, prior to expense reimbursements	0.84%[4]	0.84%[4]	0.84%[4,5]	0.84%[4]	0.86%[6]
Net investment income	1.09%	1.28%	0.99%	1.49%	0.91%
Portfolio turnover rate[7]	30%	38%	26%	43%	27%

WisdomTree Middle East Dividend Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
Net asset value, beginning of period	$17.28	$20.25	$22.38	$16.11	$15.60
Investment operations:
Net investment income[1]	0.59	0.58	0.67	1.28	0.63
Net realized and unrealized gain (loss)	0.50	(2.85)	(2.06)	5.71	0.59
Total from investment operations	1.09	(2.27)	(1.39)	6.99	1.22
Dividends to shareholders:
Net investment income	(0.77)	(0.70)	(0.74)	(0.72)	(0.71)
Net asset value, end of period	$17.60	$17.28	$20.25	$22.38	$16.11

TOTAL RETURN[2]	6.60%	(11.57)%	(6.28)%	44.12%	8.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,601	$20,731	$34,420	$53,717	$14,498
Ratios to average net assets of:
Expenses, net of expense waivers	0.88%	0.88%	0.89%[8]	0.88%[9]	0.88%[9]
Expenses, prior to expense waivers	0.88%	0.88%	0.89%[8]	0.88%[9]	1.35%[9]
Net investment income	3.44%	3.13%	2.93%	6.61%[9]	4.26%[9]
Portfolio turnover rate[7]	29%	25%	89%	26%	52%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a reimbursement from the sub-advisor for operating losses on a creation that took place during the period when the NAV was understated. Excluding the reimbursement, total return would have been unchanged.

[4]	Includes interest expense of 0.01%, 0.01%, 0.01% and 0.01% for the fiscal years ended 2017, 2016, 2015 and 2014, respectively.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been unchanged.

[6]

Excludes Mauritius income tax expense (see Note 7). If Mauritius income tax expense had been included, the Fund’s expense ratios (before and after expense reimbursements) would have been higher by 0.02% for the fiscal year ended 2013.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.88%.

[9]	Annualized.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	83

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2017, the Trust consisted of 87 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”)	September 19, 2012
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”)	July 13, 2007
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius (“Mauritius”). The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission. The Portfolio is advised by WisdomTree Asset Management, Inc. (“WTAM”) and is sub-advised by Mellon Capital Management Corporation (“MCM”).

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WTAM, the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation — The financial statements for the India Earnings Fund include the accounts of a wholly-owned and controlled Mauritius subsidiary (the “Subsidiary”). The Fund’s accompanying financial statements reflect the financial position and the results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in the consolidation.

84	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	85

Notes to Financial Statements (continued)

security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$41,409,583	$—	$—
Exchange-Traded Fund	60,238	—	—
Investment of Cash Collateral for Securities Loaned	—	2,900	—
Total	$41,469,821	$2,900	$—
Unrealized Appreciation on Foreign Currency Contracts	—	2	—
Total - Net	$41,469,821	$2,902	$—

China ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Food Products	$424,159	$—	$5,729	**
Semiconductors & Semiconductor Equipment	42,822	—	0	**
Other*	8,099,404	—	—
Investment of Cash Collateral for Securities Loaned	—	162,327	—
Total	$8,566,385	$162,327	$5,729

86	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (continued)

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$24,647,377	$—	$—
Warrants	74	—	—
Investment of Cash Collateral for Securities Loaned	—	475,519	—
Total	$24,647,451	$475,519	$—
Unrealized Appreciation on Foreign Currency Contracts	—	160	—
Total - Net	$24,647,451	$475,679	$—

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Brazil	$124,899	$54	$—
China	655,531	—	162	**
South Korea	400,776	4,574	—
Other*	1,278,055	—	—
Rights	84	—	—
Investment of Cash Collateral for Securities Loaned	—	3,666	—
Total	$2,459,345	$8,294	$162
Unrealized Appreciation on Foreign Currency Contracts	—	54	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1)	—
Total - Net	$2,459,345	$8,347	$162

Emerging Markets High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$331,386,814	$—	$446,090	**
Other*	1,384,734,865	—	—
Exchange-Traded Fund	1,690,659	—	—
Investment of Cash Collateral for Securities Loaned	—	85,074,095	—
Total	$1,717,812,338	$85,074,095	$446,090
Unrealized Appreciation on Foreign Currency Contracts	—	28,841	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,482)	—
Total - Net	$1,717,812,338	$85,100,454	$446,090

Emerging Markets Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$48,283,614	$—	$—
Rights	2,167	—	—
Investment of Cash Collateral for Securities Loaned	—	116,191	—
Total	$48,285,781	$116,191	$—
Unrealized Appreciation on Foreign Currency Contracts	—	3,948	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,595)	—
Total - Net	$48,285,781	$118,544	$—

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	87

Notes to Financial Statements (continued)

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$222,224,130	$—	$593,773	**
Hong Kong	16,563,211	—	605,597	**
Thailand	120,585,359	—	381,671	**
Other*	741,049,967	—	—
Investment of Cash Collateral for Securities Loaned	—	39,219,518	—
Total	$1,100,422,667	$39,219,518	$1,581,041
Unrealized Appreciation on Foreign Currency Contracts	—	1,304	—
Unrealized Depreciation on Foreign Currency Contracts	—	(37,587)	—
Total - Net	$1,100,422,667	$39,183,235	$1,581,041

Global ex-U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$49,730,803	$—	$—
Rights	2,553	—	—
Exchange-Traded Funds	11,116	—	—
Investment of Cash Collateral for Securities Loaned	—	1,273,477	—
Total	$49,744,472	$1,273,477	$—
Unrealized Appreciation on Foreign Currency Contracts	—	8,502	—
Unrealized Depreciation on Foreign Currency Contracts	—	(150)	—
Total - Net	$49,744,472	$1,281,829	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$82,739,168	$—	$—
Exchange-Traded Note	29,384	—	—
Investment of Cash Collateral for Securities Loaned	—	1,951,105	—
Total	$82,768,552	$1,951,105	$—
Unrealized Appreciation on Foreign Currency Contracts	—	12	—
Unrealized Depreciation on Foreign Currency Contracts	—	(15)	—
Total - Net	$82,768,552	$1,951,102	$—

Global High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Japan	$3,142,859	$12,511	$—
Other*	85,916,592	—	—
Exchange-Traded Funds	60,957	—	—
Investment of Cash Collateral for Securities Loaned	—	1,904,482	—
Total	$89,120,408	$1,916,993	$—
Unrealized Appreciation on Foreign Currency Contracts	—	554	—
Total - Net	$89,120,408	$1,917,547	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks*	$1,560,609,075	$—	$—

88	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (continued)

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Kuwait	$4,299,723	$—	$0	**
Other*	13,074,121	—	—
Rights	—	7,086	—
Total	$17,373,844	$7,086	$0
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and/or country.

**	Security is being fair valued by the Pricing Committee.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

During the year ended March 31, 2017, Emerging Markets ex-State-Owned Enterprises Fund transferred securities with a fair value of $3,632 from Level 1 to Level 2 primarily due to the unavailability of a quoted price in an active market for identical investments.

During the year ended March 31, 2017, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the year ended March 31, 2017 which are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at March 31, 2017 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on pages 93 and 94. At March 31, 2017, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

As of March 31, 2017, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Asia Pacific ex-Japan Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$2	Unrealized depreciation on foreign currency contracts	$—
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	160	Unrealized depreciation on foreign currency contracts	—
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	54	Unrealized depreciation on foreign currency contracts	1
Emerging Markets High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	28,841	Unrealized depreciation on foreign currency contracts	2,482
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	3,948	Unrealized depreciation on foreign currency contracts	1,595
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1,304	Unrealized depreciation on foreign currency contracts	37,587
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	8,502	Unrealized depreciation on foreign currency contracts	150
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	12	Unrealized depreciation on foreign currency contracts	15
Global High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	554	Unrealized depreciation on foreign currency contracts	—

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	89

Notes to Financial Statements (continued)

For the fiscal year ended March 31, 2017, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$(1,076)	$57
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	(29)	—
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	(29,481)	223
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	302	51
Emerging Markets High Dividend Fund
Foreign exchange contracts	(1,449,801)	47,791
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	(35,624)	2,353
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	(532,867)	(46,829)
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	(27,243)	8,352
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	(6,521)	(4)
Global High Dividend Fund
Foreign exchange contracts	(15,990)	179
India Earnings Fund (consolidated)
Foreign exchange contracts	(798,919)	—
Middle East Dividend Fund
Foreign exchange contracts	(273,813)	77
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts and foreign currency related transactions
[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies

During the fiscal year ended March 31, 2017, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$30,303	$11,771
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	25,124	1,154
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	2,260	4,253
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	176	886
Emerging Markets High Dividend Fund
Foreign exchange contracts	674,149	1,515,869
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	105,568	28,668

90	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (continued)

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	$226,241	$387,838
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	5,657	323,430
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	8,951	16,395
Global High Dividend Fund
Foreign exchange contracts	10,871	11,707
India Earnings Fund (consolidated)
Foreign exchange contracts	—	3,243,701
Middle East Dividend Fund
Foreign exchange contracts	1,270	10,014

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date. Foreign dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income including amortization of premiums and discounts, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	91

Notes to Financial Statements (continued)

The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds utilized forward foreign currency contracts (“Forward Contracts”) primarily to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net change in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold and included in net realized gain (loss) from foreign currency contracts and foreign currency related transactions on the Statements of Operations.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

92	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (continued)

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2017, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Asia Pacific ex-Japan Fund
Securities Lending	$365,332	$—	$(365,332)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	2	—	—	2	—	—	—	—
China ex-State-Owned Enterprises Fund
Securities Lending	615,760	—	(615,760)[1]	—	—	—	—	—
Emerging Markets Consumer Growth Fund
Securities Lending	841,950	—	(841,950)[1]	—	—	—	—	—
Foreign Currency Contracts	160	—	—	160	—	—	—	—
Emerging Markets ex-State-Owned Enterprises Fund
Securities Lending	5,979	—	(5,979)[1]	—	—	—	—	—
Foreign Currency Contracts	54	—	—	54	1	—	—	1
Emerging Markets High Dividend Fund
Securities Lending	108,701,990	—	(108,701,990)[1]	—	—	—	—	—
Foreign Currency Contracts	28,841	—	—	28,841	2,482	—	—	2,482
Emerging Markets Quality Dividend Growth Fund
Securities Lending	115,578	—	(115,578)[1]	—	—	—	—	—
Foreign Currency Contracts	3,948	—	—	3,948	1,595	—	—	1,595
Emerging Markets SmallCap Dividend Fund
Securities Lending	80,228,377	—	(80,228,377)[1]	—	—	—	—	—
Foreign Currency Contracts	1,304	—	—	1,304	37,587	—	—	37,587

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	93

Notes to Financial Statements (continued)

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Global ex-U.S. Quality Dividend Growth Fund
Securities Lending	$1,432,928	$—	$(1,432,928)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	8,502	—	—	8,502	150	—	—	150
Global ex-U.S. Real Estate Fund
Securities Lending	4,157,625	—	(4,157,625)[1]	—	—	—	—	—
Foreign Currency Contracts	12	—	—	12	15	—	—	15
Global High Dividend Fund
Securities Lending	1,953,771	—	(1,953,771)[1]	—	—	—	—	—
Foreign Currency Contracts	554	—	—	554	—	—	—	—

[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a ‘‘pass-through’’ entity for tax purposes.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for MCM to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and

94	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (continued)

counsel to the Independent Trustees in exchange for an annual fee, accrued daily and paid monthly in arrears, of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Asia Pacific ex-Japan Fund	0.48%
China ex-State-Owned Enterprises Fund	0.63%*
Emerging Markets Consumer Growth Fund	0.63%
Emerging Markets ex-State-Owned Enterprises Fund	0.58%
Emerging Markets High Dividend Fund	0.63%
Emerging Markets Quality Dividend Growth Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Global ex-U.S. Quality Dividend Growth Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%
Global High Dividend Fund	0.58%
India Earnings Fund (consolidated)	0.83%
Middle East Dividend Fund	0.88%
*	WTAM has contractually agreed to limit the advisory fee to 0.53% of average daily net assets per annum through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason. The dollar amount of contractual fee waivers are included in “Expense waivers” on the Statement of Operations.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the fiscal year ended March 31, 2017 are as follows:

Fund	Value at 3/31/2016	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2017	Dividend Income
Asia Pacific ex-Japan Fund
WisdomTree Global ex-U.S. Real Estate Fund	$99,499	$1,011,636	$1,040,955	$60,238	$20,343

Emerging Markets High Dividend Fund
WisdomTree Global High Dividend Fund	$—	$7,539,978	$5,962,558	$1,690,659	$59,475

Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets High Dividend Fund	$—	$22,573,580	$22,712,689	$—	$232,752

Global ex-U.S. Quality Dividend Growth Fund
WisdomTree Emerging Markets High Dividend Fund	$17,798	$531,347	$549,554	$4,452	$7,854
WisdomTree International Equity Fund	26,421	802,919	822,018	6,664	8,168
Total	$44,219	$1,334,266	$1,371,572	$11,116	$16,022

Global ex-U.S. Real Estate Fund
WisdomTree Global Natural Resources Fund	$—	$935,676	$1,002,513	$—	$3,153

Global High Dividend Fund
WisdomTree High Dividend Fund	$—	$504,008	$492,328	$15,201	$1,790
WisdomTree International High Dividend Fund	—	1,504,668	1,471,868	45,756	13,667
Total	$—	$2,008,676	$1,964,196	$60,957	$15,457

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	95

Notes to Financial Statements (continued)

WTAM or its affiliates may from time to time own shares of a Fund. As of March 31, 2017, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
Emerging Markets High Dividend Fund*	—	$—	$25
Emerging Markets Quality Dividend Growth Fund*	—	—	12
Emerging Markets SmallCap Dividend Fund	19	852	—
*	No shares were held in this Fund by WTAM at the end of the period.

During the fiscal year ended March 31, 2017, the Global ex-U.S. Real Estate Fund received a voluntary reimbursement of $94 from MCM for investment losses on certain foreign exchange transactions.

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2017, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. The India Earnings Fund and Middle East Dividend Fund issue and redeem shares on a cash basis only. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended March 31, 2017 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Asia Pacific ex-Japan Fund	$12,421,341	$15,606,361	$3,816,631	$9,869,624
China ex-State-Owned Enterprises Fund	3,005,907	3,021,949	—	2,329,201
Emerging Markets Consumer Growth Fund	18,280,282	12,740,300	5,613,731	—
Emerging Markets ex-State-Owned Enterprises Fund	344,811	343,427	—	—
Emerging Markets High Dividend Fund	685,256,104	608,092,631	132,133,669	27,853,157
Emerging Markets Quality Dividend Growth Fund	23,843,492	18,329,932	8,864,290	1,274,527
Emerging Markets SmallCap Dividend Fund	488,254,234	457,677,165	34,673,607	8,287,474
Global ex-U.S. Quality Dividend Growth Fund	41,587,249	46,138,282	3,643,509	18,834,159
Global ex-U.S. Real Estate Fund	15,993,018	17,578,125	1,436,206	14,900,917
Global High Dividend Fund	16,540,144	16,250,842	8,392,499	—
India Earnings Fund (consolidated)	422,388,771	653,815,824	—	—
Middle East Dividend Fund	5,495,032	9,278,869	—	—

6. FEDERAL INCOME TAXES

At March 31, 2017, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$39,560,821	$4,808,956	$(2,897,056)	$1,911,900
China ex-State-Owned Enterprises Fund	8,357,269	1,202,360	(825,188)	377,172
Emerging Markets Consumer Growth Fund	24,812,509	1,752,970	(1,442,509)	310,461
Emerging Markets ex-State-Owned Enterprises Fund	2,264,389	412,911	(209,499)	203,412
Emerging Markets High Dividend Fund	1,864,352,924	150,760,094	(211,780,495)	(61,020,401)

96	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (continued)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Quality Dividend Growth Fund	$45,828,267	$3,980,012	$(1,406,307)	$2,573,705
Emerging Markets SmallCap Dividend Fund	1,046,632,809	155,678,120	(61,087,703)	94,590,417
Global ex-U.S. Quality Dividend Growth Fund	47,181,811	5,698,787	(1,862,649)	3,836,138
Global ex-U.S. Real Estate Fund	86,315,660	4,699,313	(6,295,316)	(1,596,003)
Global High Dividend Fund	85,627,943	9,194,339	(3,784,881)	5,409,458
India Earnings Fund (consolidated)	1,240,494,784	343,423,433	(23,309,142)	320,114,291
Middle East Dividend Fund	18,205,617	1,219,851	(2,044,538)	(824,687)

At March 31, 2017, the components of accumulated earnings/(loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Losses)
Asia Pacific ex-Japan Fund	$36,537	$(22,988,220)	$1,911,900	$(8,847)	$(21,048,630)
China ex-State-Owned Enterprises Fund	17,678	(3,283,599)	377,172	(2)	(2,888,751)
Emerging Markets Consumer Growth Fund	49,064	(2,843,329)	310,461	5,782	(2,478,022)
Emerging Markets ex-State-Owned Enterprises Fund	2,253	(288,632)	203,412	(329)	(83,296)
Emerging Markets High Dividend Fund	4,007,767	(1,295,174,358)	(61,020,401)	170,951	(1,352,016,041)
Emerging Markets Quality Dividend Growth Fund	65,525	(7,846,841)	2,573,705	(16,524)	(5,224,135)
Emerging Markets SmallCap Dividend Fund	2,436,664	(436,057,027)	94,590,417	66,540	(338,963,406)
Global ex-U.S. Quality Dividend Growth Fund	70,819	(26,385,148)	3,836,138	(28,275)	(22,506,466)
Global ex-U.S. Real Estate Fund	1,662,754	(47,081,732)	(1,596,003)	(5,453)	(47,020,434)
Global High Dividend Fund	59,998	(26,590,401)	5,409,458	(2,667)	(21,123,612)
India Earnings Fund (consolidated)	2,771,487	(290,654,262)	320,114,291	7,187	32,238,703
Middle East Dividend Fund	66,323	(9,103,009)	(824,687)	(20)	(9,861,393)

The tax character of distributions paid during the fiscal years ended March 31, 2017 and March 31, 2016, was as follows:

	Year Ended March 31, 2017	Year Ended March 31, 2016
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
Asia Pacific ex-Japan Fund	$1,518,023	$1,643,992
China ex-State-Owned Enterprises Fund	111,000	300,252
Emerging Markets Consumer Growth Fund	426,435	365,298
Emerging Markets ex-State-Owned Enterprises Fund	30,710	80,372
Emerging Markets High Dividend Fund	55,276,488	76,758,776
Emerging Markets Quality Dividend Growth Fund	1,116,560	905,013
Emerging Markets SmallCap Dividend Fund	32,344,872	33,004,695
Global ex-U.S. Quality Dividend Growth Fund	1,603,328	1,522,376
Global ex-U.S. Real Estate Fund	4,632,789	4,821,127
Global High Dividend Fund	2,813,589	4,186,444
India Earnings Fund (consolidated)	18,513,240	20,581,518
Middle East Dividend Fund	903,368	1,098,138
*	Includes short-term capital gains if any.

At March 31, 2017, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Capital Loss Available Total
Asia Pacific ex-Japan Fund	$11,545,171	$2,148,087	$3,113,888	$6,156,490	$22,963,636
China ex-State-Owned Enterprises Fund	—	—	1,745,651	1,537,948	3,283,599

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	97

Notes to Financial Statements (continued)

Fund	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Capital Loss Available Total
Emerging Markets Consumer Growth Fund	$—	$—	$1,841,174	$750,205	$2,591,379
Emerging Markets ex-State-Owned Enterprises Fund	—	—	225,242	63,188	288,430
Emerging Markets High Dividend Fund	32,150,807	561,494	488,025,007	766,690,850	1,287,428,158
Emerging Markets Quality Dividend Growth Fund	—	—	5,435,833	2,411,008	7,846,841
Emerging Markets SmallCap Dividend Fund	9,367,814	4,882,951	227,025,834	192,179,707	433,456,306
Global ex-U.S. Quality Dividend Growth Fund	8,823,117	—	13,076,642	4,485,389	26,385,148
Global ex-U.S. Real Estate Fund	23,011,711	10,538,886	3,117,881	10,155,278	46,823,756
Global High Dividend Fund	15,414,669	807,956	5,655,099	4,712,677	26,590,401
India Earnings Fund (consolidated)	7,978,486	6,294,051	169,985,029	106,396,696	290,654,262
Middle East Dividend Fund	5,098,493	763,315	1,978,793	1,183,535	9,024,136

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year ended March 31, 2017, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Asia Pacific ex-Japan Fund	$24,584	$—
China ex-State-Owned Enterprises Fund	—	—
Emerging Markets Consumer Growth Fund	50,710	201,240
Emerging Markets ex-State-Owned Enterprises Fund	202	—
Emerging Markets High Dividend Fund	336,310	7,409,890
Emerging Markets Quality Dividend Growth Fund	—	—
Emerging Markets SmallCap Dividend Fund	295,914	2,304,807
Global ex-U.S. Quality Dividend Growth Fund	—	—
Global ex-U.S. Real Estate Fund	(94,135)	352,111
Global High Dividend Fund	—	—
India Earnings Fund (consolidated)	—	—
Middle East Dividend Fund	11,404	67,469

During the fiscal year ended March 31, 2017, the amount of capital loss carryforwards used to offset realized gains and the amount of capital loss carryforwards that expired unused are shown in the following table:

Fund	Expired Capital Loss Carryforward	Utilized Capital Loss Carryforward
Asia Pacific ex-Japan Fund	$1,942,155	$—
China ex-State-Owned Enterprises Fund	—	17,217
Emerging Markets Consumer Growth Fund	—	—
Emerging Markets ex-State-Owned Enterprises Fund	—	—
Emerging Markets High Dividend Fund	3,240,763	—
Emerging Markets Quality Dividend Growth Fund	—	—
Emerging Markets SmallCap Dividend Fund	4,224,150	—
Global ex-U.S. Quality Dividend Growth Fund	3,657,374	—
Global ex-U.S. Real Estate Fund	12,351,482	—
Global High Dividend Fund	5,329,783	—
India Earnings Fund (consolidated)	20,567,350	50,811,168
Middle East Dividend Fund	—	—

98	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (continued)

At March 31, 2017, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/ (Loss)	Paid-in Capital
Asia Pacific ex-Japan Fund	$8,179	$1,116,345	$(1,124,524)
China ex-State-Owned Enterprises Fund	21,791	109,229	(131,020)
Emerging Markets Consumer Growth Fund	77,154	(77,154)	—
Emerging Markets ex-State-Owned Enterprises Fund	2,223	(2,223)	—
Emerging Markets High Dividend Fund	1,524,312	2,185,564	(3,709,876)
Emerging Markets Quality Dividend Growth Fund	24,526	(181,625)	157,099
Emerging Markets SmallCap Dividend Fund	1,277,208	2,173,396	(3,450,604)
Global ex-U.S. Quality Dividend Growth Fund	(18,456)	1,806,786	(1,788,330)
Global ex-U.S. Real Estate Fund	1,606,658	10,329,798	(11,936,456)
Global High Dividend Fund	8,130	5,320,249	(5,328,379)
India Earnings Fund (consolidated)	(1,400,094)	21,967,445	(20,567,351)
Middle East Dividend Fund	(278,602)	278,602	—

The differences are primarily due to redemptions-in-kind, foreign currency transactions, investments in passive foreign investment companies, investments in partnerships, foreign capital gains taxes and expiration of capital loss carryforwards.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2017, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2017, remains subject to examination by taxing authorities.

7. MAURITIUS INCOME TAX

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities which entitles it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (“tax treaty”). Since the India Earnings Fund makes its investments through the Portfolio, a wholly owned subsidiary organized in the Republic of Mauritius, this structure should permit the India Earnings Fund to benefit from the tax treaty. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as the Portfolio.

The taxable profits derived from the worldwide income of the wholly owned subsidiary of the India Earnings Fund, i.e. the Portfolio, is subject to income tax at the rate of 15% in the Republic of Mauritius. As with all Mauritian tax residents, the Portfolio is entitled to a foreign tax credit (“FTC”) on its foreign sourced income. The FTC is based on the lower of the Mauritian tax or the foreign taxes incurred. Where documentary evidence is not available to substantiate the foreign taxes suffered, the FTC can be presumed to be 80% of the Mauritius tax on its foreign source income. The presumed FTC effectively reduces the Mauritian income tax rate on the foreign sourced income of the Portfolio to a maximum of 3%. Interest income on call and deposit accounts with Mauritian banks is exempt from tax, and there is no tax on capital gains in Mauritius. Prior to August 8, 2012, the Mauritius income tax was paid by the Portfolio, and thereafter, the Mauritius income tax was paid by WTAM.

On May 10, 2016, the Government of India and Mauritius announced the signing of a protocol amending the provisions of the tax treaty (“2016 Protocol”). The 2016 Protocol has become effective on April 1, 2017 in respect of income and gains received from India. The 2016 Protocol, inter alia, provides for capital gains arising on disposal of shares acquired by a company resident in Mauritius on or after April 1, 2017 to be taxed in India. However, investments in shares acquired up to March 31, 2017 are grandfathered, thus exempted from capital gains tax in India irrespective of the date of disposal. In addition, shares acquired from April 1, 2017 and disposed of by March 31, 2019 are taxable at a concessionary rate equivalent to 50% of the domestic tax rate prevailing in India provided the Mauritius company meets the prescribed limitation of benefits (“LOB”) clause. As such, the LOB Article denies the concessional 50% Indian capital gains tax rate benefit in respect of capital gains arising between April 1, 2017 and March 31, 2019, where the LOB conditions are not fulfilled.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	99

Notes to Financial Statements (concluded)

Any shares acquired by the Portfolio after April 1, 2017 and transferred on or after April 1, 2019 are subject to the full rate of capital gains tax in India. The 2016 Protocol only amends the capital gains article in relation to the taxation of shares. As such, all other “securities” besides shares are subject to similar taxation principles, as they apply currently to the Portfolio.

This amendment could reduce the return to the India Earnings Fund on its investments made on or after April 1, 2017 and the return received by India Earnings Fund shareholders.

In March 2012, the Indian Finance Minister introduced a new chapter to the Indian Income Tax Act, 1961 (“IT Act”), which included certain General Anti-Avoidance Rules (“GAAR”). GAAR is applicable to financial years beginning on or after April 1, 2017. All investments made into India up-to April 1, 2017 are grandfathered and are exempt from the applicability of GAAR, irrespective of the date of exit of the investments. With effect from April 1, 2017, the investments made by the Portfolio would be subject to GAAR if benefit under the tax treaty is claimed by the Portfolio.

Reference to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

8. DEMAND NOTE

During the fiscal year ended March 31, 2017, the India Earnings Fund had a demand note agreement with Bank of America, N.A. which allowed the Fund to borrow up to $275,000,000 until the stated maturity date of October 3, 2016. During the fiscal year ended March 31, 2017, the Fund utilized the demand note and borrowed for a period of 7 days with an average outstanding loan balance of $175,957,143 and a weighted average interest rate of 2.74% per annum. Interest expense related to the loan for the fiscal year ended March 31, 2017 was $92,378. At March 31, 2017, the Fund did not have any outstanding demand note agreements or amounts.

9. RECENT ACCOUNTING PRONOUNCEMENT

In October 2016, the SEC adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. The effective date of the Regulation S-X amendments is August 1, 2017. WTAM is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Trust’s financial statements and related disclosures.

10. ADDITIONAL INFORMATION

The Board of Trustees, after careful consideration, approved the liquidation of the WisdomTree Commodity Country Equity Fund, the WisdomTree Global ex-U.S. Utilities Fund and the WisdomTree Global Natural Resources Fund.

The last day of secondary market trading of shares of the Funds on their respective exchanges was September 22, 2016. Shareholders were able to sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may have applied to such transactions. Each Fund was closed to new investors after the close of business on September 22, 2016.

Beginning on or about this date, each Fund was in the process of liquidating its portfolio assets. This caused each Fund to increase its cash holdings and deviate from the investment objective and strategies stated in its prospectus.

Shareholders that remained in the Funds had their shares automatically redeemed and received cash in an amount equal to the net asset value of their shares as of the close of business on September 28, 2016 and were not charged any transaction fees by the Funds. This amount included any accrued capital gains and dividends.

Whether an investor sold their shares or were automatically redeemed, an investor generally would have recognized a capital gain (or loss) equal to the amount received above (or below) their adjusted cost basis in such shares.

100	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Asia Pacific ex-Japan Fund, WisdomTree China ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets Quality Dividend Growth Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Global ex-U.S. Quality Dividend Growth Fund, WisdomTree Global ex-U.S. Real Estate Fund, WisdomTree Global High Dividend Fund, WisdomTree India Earnings Fund (consolidated), and WisdomTree Middle East Dividend Fund, twelve of the investment funds constituting the WisdomTree Trust (the “Trust”), as of March 31, 2017, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Asia Pacific ex-Japan Fund, WisdomTree China ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets Quality Dividend Growth Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Global ex-U.S. Quality Dividend Growth Fund, WisdomTree Global ex-U.S. Real Estate Fund, WisdomTree Global High Dividend Fund, WisdomTree India Earnings Fund (consolidated), and WisdomTree Middle East Dividend Fund, twelve of the investment funds constituting the Trust, at March 31, 2017, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 25, 2017

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	101

Trustees and Officers Information (unaudited)

The Board of Trustees is responsible for overseeing the management and affairs of the Funds and the Trust. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167.

Independent Trustees

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer*	Other Directorships Held by Trustee During the Past 5 Years
David G. Chrencik^ (1948)	Trustee, 2014- present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	87	Trustee, Vericimetry Funds (2011-2014)

Joel Goldberg# (1945)	Trustee, 2012- present	Retired. Previously, Attorney, Of Counsel/Partner at Stroock & Stroock & Lavan LLP, 2010 to 2017; Attorney, Partner at Willkie Farr & Gallagher LLP, 2006 to 2010.	87	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid- Hudson Region)

Toni Massaro† (1955)	Trustee, 2006- present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor at the Rogers College of Law since 1990.	87	None

Melinda A. Raso Kirstein‡ (1955)	Trustee, 2014- present	Retired, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	87	Associate Alumnae of Douglass College, Member of Investment Committee

Victor Ugolyn (1947)	Trustee, 2006- present; Chairman of the Board of Trustees, 2006- present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	87	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame (2001-2016)

*	As of March 31, 2017.

^	Chair of the Audit Committee.

#	Chair of the Contracts Review Committee.

†	Chair of the Governance, Nominating and Compliance Committee.

‡	Chair of the Investment Committee.

102	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Trustees and Officers Information (unaudited) (concluded)

Interested Trustee and Officers

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
Jonathan Steinberg** (1964)	Trustee, 2005- present President, 2005- present	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	87	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano** (1971)	Treasurer, 2013- present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011.	87	None

Terry Jane Feld** (1960)	Chief Compliance Officer, 2012- present	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011; Senior Compliance Officer, TIAA-CREF, 2007 to 2010; Vice President/NASD-SEC Compliance, Mutual of America Life Insurance Co., 2004 to 2007.	87	None

Ryan Louvar** (1972)	Secretary and Chief Legal Officer, 2013- present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	87	None

Sarah English** (1977)	Assistant Secretary, 2013- present	Investment Management Counsel, WisdomTree Asset Management, Inc. since 2010 (includes prior positions at WisdomTree Asset Management, Inc.); Attorney, NYFIX, Inc. from 2006 to 2009.	87	None

Clint Martin** (1977)	Assistant Treasurer, 2015-present	Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2012; Vice President of Legg Mason & Co. and served as Assistant Treasurer from 2010 to 2012 and Assistant Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.	87	None

*	As of March 31, 2017.

**	Elected by and serves at the pleasure of the Board.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	103

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended March 31, 2017, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2018.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2017, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Asia Pacific ex-Japan Fund	$1,048,732
China ex-State-Owned Enterprises Fund	49,655
Emerging Markets Consumer Growth Fund	310,742
Emerging Markets ex-State-Owned Enterprises Fund	27,580
Emerging Markets High Dividend Fund	37,516,931
Emerging Markets Quality Dividend Growth Fund	617,288
Emerging Markets SmallCap Dividend Fund	14,083,462
Global ex-U.S. Quality Dividend Growth Fund	1,113,587
Global ex-U.S. Real Estate Fund	642,740
Global High Dividend Fund	2,557,136
India Earnings Fund (consolidated)	18,513,240
Middle East Dividend Fund	206,371

The Funds intend to elect to pass through to shareholders the credit for taxes paid during the fiscal year ended March 31, 2017, to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Asia Pacific ex-Japan Fund	$1,780,535	$141,033
China ex-State-Owned Enterprises Fund	117,247	4,333
Emerging Markets Consumer Growth Fund	508,303	51,515
Emerging Markets ex-State-Owned Enterprises Fund	48,785	6,088
Emerging Markets High Dividend Fund	64,983,993	7,687,243
Emerging Markets Quality Dividend Growth Fund	1,271,806	126,322
Emerging Markets SmallCap Dividend Fund	37,903,272	4,154,400
Global ex-U.S. Quality Dividend Growth Fund	1,669,173	153,196
Global ex-U.S. Real Estate Fund	3,446,500	185,440
Global High Dividend Fund	—	—
India Earnings Fund (consolidated)	—	—
Middle East Dividend Fund	861,616	38,077

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2017, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Asia Pacific ex-Japan Fund	—
China ex-State-Owned Enterprises Fund	—
Emerging Markets Consumer Growth Fund	—
Emerging Markets ex-State-Owned Enterprises Fund	—
Emerging Markets High Dividend Fund	0.03%
Emerging Markets Quality Dividend Growth Fund	—
Emerging Markets SmallCap Dividend Fund	—
Global ex-U.S. Quality Dividend Growth Fund	—
Global ex-U.S. Real Estate Fund	—
Global High Dividend Fund	50.95%
India Earnings Fund (consolidated)	—
Middle East Dividend Fund	—

104	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	105

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of March 31, 2017:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Domestic Economy Fund (EDOM)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-Mexico Equity Fund (XMX)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree U.S. Domestic Economy Fund (WUSA)

WisdomTree U.S. Export and Multinational Fund (WEXP)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-2557

WisdomTree Trust

Domestic Earnings and Dividend Funds

Annual Report

March 31, 2017

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Management’s Discussion of Funds’ Performance

(unaudited)

Market Environment Overview

The U.S. equity market, as measured by the S&P 500 Index, returned 17.17% for the 12-month period ended March 31, 2017 (the “period”). After bottoming in March of 2009, the S&P 500 Index recorded its eighth straight year of gains. Measured from March 31, 2009 through March 31, 2017, the eight-year cumulative total return on the S&P 500 Index was 250.99%. This represents a substantial recovery in the equity markets as earnings and dividend levels reached and surpassed previous levels. In fact, this was also enough for the S&P 500 Index to reach new highs.

While the overall return for the period was positive, it was marked by multiple bouts of volatility. The two sell offs which occurred during the period came during two uncertain political events. The first of these two events was the British referendum which culminated in June of 2016 with the British people voting to leave the European union. The second event, occurring in November of 2016, was the U.S. presidential election which saw another more populist victory with the election of Donald Trump. Both of these events can be characterized by the performance of both the S&P 500 Index and U.S. Treasury bonds. Markets priced in the uncertainty of these events and even saw significant drops in equity prices along side spikes in demand for secure assets like U.S. Treasuries during each event. However, the short term reactions became secondary as the markets continued their trends toward higher equity prices as well as higher bond yields. We believe it is interesting to note that this is in line with markets positioning toward greater U.S. economy growth prospects and promises under the new administration. This new political narrative, along with the continued improvement of the U.S. economy and the Federal Reserve (FED) tightening cycle, has continued through the remainder of the period.

WisdomTree Funds’ Performance Overview

The following table reflects the WisdomTree Funds’ performance versus their capitalization-weighted benchmark indexes:

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
DTN	WisdomTree Dividend ex-Financials Fund	13.27%	Dow Jones U.S. Select Dividend Index	15.63%	-2.36%
EPS	WisdomTree Earnings 500 Fund	19.31%	S&P 500 Index	17.17%	2.14%
DHS	WisdomTree High Dividend Fund	12.02%	Russell 1000 Value Index	19.22%	-7.20%
DLN	WisdomTree LargeCap Dividend Fund	16.13%	S&P 500 Index	17.17%	-1.04%
EZY	WisdomTree LargeCap Value Fund	13.61%	Russell 1000 Value Index	19.22%	-5.61%
DON	WisdomTree MidCap Dividend Fund	16.52%	S&P MidCap 400 Index	20.92%	-4.40%
EZM	WisdomTree MidCap Earnings Fund	19.31%	S&P MidCap 400 Index	20.92%	-1.61%
DES	WisdomTree SmallCap Dividend Fund	21.21%	Russell 2000 Index	26.22%	-5.01%
EES	WisdomTree SmallCap Earnings Fund	26.75%	Russell 2000 Index	26.22%	0.53%
DTD	WisdomTree Total Dividend Fund	16.47%	Russell 3000 Index	18.07%	-1.60%
EXT	WisdomTree Total Earnings Fund	19.39%	Russell 3000 Index	18.07%	1.32%
DGRW	WisdomTree U.S. Quality Dividend Growth Fund	15.99%	NASDAQ U.S. Dividend Achievers Select Index	13.19%	2.80%
DGRS	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	20.12%	Russell 2000 Index	26.22%	-6.10%

The top-performing performance benchmark within the aforementioned chart was the Russell 2000 Index, which is a measure of small-cap stocks. Of the performance benchmarks shown, the S&P 500 Index was among the lowest performers, indicating that large-cap stocks lagged small-cap and mid-cap stocks over the period. Within the S&P 500 Index, small-cap real estate was the worst performing sector in the index over the period.

The majority of WisdomTree’s fundamentally-weighted Funds are designed to track indexes based on the dividend stream or earnings stream, respectively, generated by the companies included in the underlying WisdomTree Index. The dividend stream is defined as the sum of the dollar value of dividends indicated to be paid by each company. The earnings stream is defined as the total dollar level of earnings for all companies

WisdomTree Domestic Earnings and Dividend Funds	1

Management’s Discussion of Funds’ Performance

(unaudited) (concluded)

within each Index. There are two primary factors that drive performance differentials of the WisdomTree Funds and Indexes versus their performance benchmarks. The first is aggregate exposure to one or more sectors. The second is stock selection within each sector. Both of these are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the Index rebalancing dates based on the dividend or earnings stream.

All of the sectors represented within the S&P 500 Index experienced positive performance over the period. The best-performing sectors over the period were the Financials and Information Technology sectors. Both of these sectors delivered a return greater than 20% over the period. These two sectors were driven by two different forces. Financials were driven higher as U.S. interest rates climbed alongside greater growth prospects and economic improvement in the U.S. Information Technology was driven higher as investors positioned to be more growth oriented in the face of a new political regime targeting the U.S. economy. Middle ground sectors like Energy and Health Care saw strong performance in the face of stabilizing energy prices and lower political volatility respectively. Real Estate and Telecommunication Services sectors were the worst performing sectors. These defensive sectors fell after entering the start of the period coming off a period of outperformance. The Real Estate sector was additionally weighed down by the rising U.S. interest rates and their negative impact on real estate prices.

The performance of most WisdomTree dividend-weighted Funds compared to their performance benchmark was mixed over the period. WisdomTree’s dividend-focused approaches have tended to historically tilt greater weight toward dividend-paying firms and as such be more of a value approach to investing. These results makes sense given that dividend paying equities came under pressure with the rise in U.S. interest rates. The performance of most of the WisdomTree earnings-weighted Funds compared to their performance benchmark was mostly favorable over the period. The WisdomTree earnings-weighted Funds displayed above track an underlying WisdomTree Index that focuses solely on generating exposure to the performance of companies that have generated positive profits on a cumulative basis leading up to the Index screening date. It makes sense to us that the earnings-weighted Funds outperformed in most cases given that the portfolios tend to be more growth oriented rather than value oriented and as such, caught some growth tailwinds over the period.

One of the strongest relative performance advantages measured versus the requisite performance benchmarks came with respect to the WisdomTree U.S. Quality Dividend Growth Fund (DGRW), outperforming its performance benchmark by 2.80%, driven primarily by rules-based stock selection within Communication Services and Consumer Cyclical sectors in addition to a large overweight in the Technology sector. The WisdomTree Earnings 500 Fund (EPS) also saw outperformance with a large overweight in financial services being a major driver of performance. Both DGRW and EPS’s fundamentally-weighted methodology, with focuses on profitability, highlighted how the quality tilt outperformed market capitalization-weighted benchmarks over the period. The WisdomTree High Dividend Fund (DHS) under performed its benchmark as investors rotated away from high dividend yield securities in the face of rising U.S. yields.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see pages 16 and 17 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

2	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Utilities	15.7%
Energy	12.4%
Consumer Staples	12.1%
Consumer Discretionary	11.8%
Information Technology	11.2%
Health Care	10.9%
Industrials	9.8%
Materials	9.7%
Telecommunication Services	6.1%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
CenturyLink, Inc.	2.9%
Targa Resources Corp.	2.8%
Philip Morris International, Inc.	1.9%
Avangrid, Inc.	1.8%
Entergy Corp.	1.8%
AT&T, Inc.	1.7%
PPL Corp.	1.7%
Duke Energy Corp.	1.6%
CenterPoint Energy, Inc.	1.6%
Southern Co. (The)	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dividend ex-Financials Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.

The Fund returned 13.27% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited from its position in Energy. The Fund’s position in Consumer Discretionary contributed negatively to performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	13.27%	9.07%	12.35%	7.18%	8.54%
Fund Market Price Returns	13.30%	9.08%	12.34%	7.18%	8.53%
WisdomTree Dividend Top 100/Dividend ex-Financials Spliced Index[2]	13.77%	9.51%	12.78%	7.65%	8.95%
Dow Jones U.S. Select Dividend IndexSM	15.63%	11.51%	14.39%	6.89%	7.98%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree Dividend ex-Financials Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	3

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund (EPS)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Information Technology	21.4%
Financials	19.6%
Health Care	13.0%
Consumer Discretionary	12.6%
Industrials	10.1%
Consumer Staples	10.0%
Telecommunication Services	3.5%
Utilities	3.2%
Materials	2.8%
Real Estate	2.1%
Energy	1.5%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Apple, Inc.	5.7%
Berkshire Hathaway, Inc., Class B	2.3%
JPMorgan Chase & Co.	2.2%
Wells Fargo & Co.	2.0%
Alphabet, Inc., Class A	2.0%
Johnson & Johnson	1.8%
Microsoft Corp.	1.8%
Bank of America Corp.	1.6%
AT&T, Inc.	1.6%
Wal-Mart Stores, Inc.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Earnings 500 Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The Fund returned 19.31% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund’s position in Financials contributed positively to performance while its position in Real Estate contributed most negatively to performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	19.31%	9.74%	12.72%	7.35%	7.09%
Fund Market Price Returns	19.35%	9.72%	12.72%	7.34%	7.09%
WisdomTree Earnings 500 Index	19.69%	10.03%	13.04%	7.66%	7.40%
S&P 500® Index	17.17%	10.37%	13.30%	7.51%	7.22%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree High Dividend Fund (DHS)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Consumer Staples	18.0%
Real Estate	12.3%
Health Care	11.2%
Energy	10.1%
Utilities	9.8%
Information Technology	8.7%
Telecommunication Services	8.5%
Industrials	6.7%
Consumer Discretionary	6.6%
Financials	5.9%
Materials	1.8%
Investment Company	0.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
AT&T, Inc.	4.6%
Exxon Mobil Corp.	4.2%
Johnson & Johnson	3.6%
Verizon Communications, Inc.	3.3%
Philip Morris International, Inc.	3.0%
Pfizer, Inc.	2.9%
Procter & Gamble Co. (The)	2.8%
General Electric Co.	2.8%
Chevron Corp.	2.8%
Wells Fargo & Co.	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree High Dividend Index.

The Fund returned 12.02% at net asset value (“NAV”) for the fiscal year ending March 31, 2017 (for more complete performance information please see the table below). The Fund benefited from its position in Energy. The Fund’s position in Consumer Discretionary contributed negatively to performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	12.02%	10.17%	12.66%	5.65%	6.87%
Fund Market Price Returns	12.04%	10.16%	12.65%	5.66%	6.88%
WisdomTree High Dividend Index	12.47%	10.61%	13.07%	6.04%	7.22%
Russell 1000® Value Index	19.22%	8.67%	13.13%	5.93%	7.17%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	5

Performance Summary (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Information Technology	16.4%
Consumer Staples	15.3%
Health Care	12.2%
Financials	12.0%
Industrials	10.1%
Consumer Discretionary	8.3%
Energy	7.6%
Telecommunication Services	5.7%
Utilities	5.5%
Real Estate	4.3%
Materials	2.4%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Apple, Inc.	3.9%
Microsoft Corp.	3.3%
AT&T, Inc.	3.1%
Exxon Mobil Corp.	2.9%
Johnson & Johnson	2.4%
Verizon Communications, Inc.	2.2%
Philip Morris International, Inc.	2.0%
Pfizer, Inc.	2.0%
General Electric Co.	1.9%
Procter & Gamble Co. (The)	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree LargeCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The Fund returned 16.13% at net asset value (“NAV”) for the fiscal year ending March 31, 2017. The Fund’s position in Information Technology contributed positively to performance while its position in Real Estate contributed to a drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	16.13%	9.95%	12.40%	6.65%	7.69%
Fund Market Price Returns	16.13%	9.92%	12.40%	6.64%	7.66%
WisdomTree LargeCap Dividend Index	16.48%	10.27%	12.72%	7.05%	8.03%
S&P 500® Index	17.17%	10.37%	13.30%	7.51%	8.35%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree LargeCap Value Fund (EZY)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Financials	24.4%
Industrials	18.8%
Consumer Discretionary	11.8%
Information Technology	11.1%
Health Care	9.9%
Consumer Staples	9.0%
Telecommunication Services	6.7%
Utilities	5.1%
Materials	2.6%
Investment Company	0.3%
Real Estate	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
AT&T, Inc.	6.0%
Wal-Mart Stores, Inc.	6.0%
JPMorgan Chase & Co.	3.4%
Bank of America Corp.	3.4%
Berkshire Hathaway, Inc., Class B	3.4%
UnitedHealth Group, Inc.	3.3%
Baxter International, Inc.	2.8%
QUALCOMM, Inc.	2.4%
Time Warner, Inc.	2.3%
Goldman Sachs Group, Inc. (The)	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree LargeCap Value Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index.

The Fund returned 13.61% at net asset value (“NAV”) for the fiscal year ending March 31, 2017. The Fund benefited from its position in Industrials. The Fund’s position in Consumer Staples contributed to a drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	13.61%	7.76%	11.34%	5.47%	5.24%
Fund Market Price Returns	13.66%	7.78%	11.35%	5.48%	5.26%
WisdomTree Low P/E/LargeCap Value Spliced Index[2]	14.01%	8.16%	11.72%	5.85%	5.60%
Russell 1000® Value Index	19.22%	8.67%	13.13%	5.93%	5.73%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.
[2]	WisdomTree Low P/E Index through June 19, 2009; WisdomTree LargeCap Value Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	7

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund (DON)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Consumer Discretionary	20.9%
Real Estate	16.3%
Industrials	13.2%
Utilities	11.8%
Materials	10.3%
Financials	8.6%
Information Technology	7.9%
Energy	4.6%
Consumer Staples	3.4%
Health Care	1.8%
Telecommunication Services	0.9%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Targa Resources Corp.	1.9%
CenterPoint Energy, Inc.	1.3%
Mattel, Inc.	1.1%
Macquarie Infrastructure Corp.	1.0%
Coach, Inc.	1.0%
Mosaic Co. (The)	0.9%
Gap, Inc. (The)	0.9%
Pinnacle West Capital Corp.	0.8%
Hasbro, Inc.	0.7%
SCANA Corp.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree MidCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The Fund returned 16.52% at net asset value (“NAV”) for the fiscal year ending March 31, 2017. The Fund’s position in Industrials contributed positively to performance while its position in Telecommunication Services contributed most negatively to performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	16.52%	11.15%	14.84%	8.60%	9.59%
Fund Market Price Returns	16.50%	11.15%	14.82%	8.60%	9.63%
WisdomTree MidCap Dividend Index	17.04%	11.57%	15.20%	8.71%	9.67%
S&P MidCap 400® Index	20.92%	9.36%	13.32%	8.96%	9.75%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Industrials	20.7%
Consumer Discretionary	19.9%
Financials	16.0%
Information Technology	12.2%
Real Estate	8.5%
Health Care	6.8%
Materials	5.9%
Consumer Staples	4.9%
Utilities	4.0%
Energy	0.6%
Investment Company	0.2%
Telecommunication Services	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
USG Corp.	1.2%
United Therapeutics Corp.	0.9%
Office Depot, Inc.	0.7%
Santander Consumer USA Holdings, Inc.	0.7%
TEGNA, Inc.	0.7%
Navient Corp.	0.6%
Pilgrim’s Pride Corp.	0.6%
ManpowerGroup, Inc.	0.6%
Toll Brothers, Inc.	0.6%
Assurant, Inc.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree MidCap Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The Fund returned 19.31% at net asset value (“NAV”) for the fiscal year ending March 31, 2017. The Fund’s position in Financials positively contributed to performance while its position in Telecommunication Services negatively impacted performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	19.31%	7.52%	13.24%	9.54%	9.18%
Fund Market Price Returns	19.61%	7.60%	13.25%	9.55%	9.21%
WisdomTree MidCap Earnings Index	19.69%	7.81%	13.52%	9.77%	9.41%
S&P MidCap 400® Index	20.92%	9.36%	13.32%	8.96%	8.64%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	9

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Consumer Discretionary	19.6%
Industrials	18.6%
Real Estate	14.5%
Financials	10.7%
Utilities	8.5%
Materials	7.0%
Information Technology	5.8%
Consumer Staples	4.9%
Energy	4.7%
Telecommunication Services	2.2%
Health Care	2.0%
Investment Company	1.3%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Vector Group Ltd.	1.6%
WisdomTree MidCap Dividend Fund	1.3%
CVR Energy, Inc.	1.3%
Pattern Energy Group, Inc.	1.2%
Covanta Holding Corp.	1.2%
GameStop Corp., Class A	1.1%
Pitney Bowes, Inc.	1.0%
SemGroup Corp., Class A	0.9%
NorthWestern Corp.	0.8%
CoreCivic, Inc.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The Fund returned 21.21% at net asset value (“NAV”) for the fiscal year ending March 31, 2017. The Fund benefited from its position in Industrials. The Fund’s position in Health Care contributed negatively to performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	21.21%	8.88%	13.96%	7.25%	8.26%
Fund Market Price Returns	21.18%	8.88%	13.89%	7.27%	8.25%
WisdomTree SmallCap Dividend Index	21.57%	9.07%	14.04%	7.41%	8.34%
Russell 2000® Index	26.22%	7.22%	12.35%	7.12%	8.11%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Consumer Discretionary	22.7%
Financials	21.1%
Industrials	19.9%
Health Care	10.5%
Information Technology	9.3%
Consumer Staples	4.4%
Real Estate	3.9%
Materials	3.8%
Utilities	1.7%
Telecommunication Services	1.2%
Energy	0.8%
Investment Company	0.5%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Meritor, Inc.	2.3%
Premier, Inc., Class A	1.4%
American Axle & Manufacturing Holdings, Inc.	0.9%
Hyatt Hotels Corp., Class A	0.6%
NeuStar, Inc., Class A	0.6%
Greenbrier Cos., Inc. (The)	0.6%
MSG Networks, Inc., Class A	0.6%
PDL BioPharma, Inc.	0.6%
Atwood Oceanics, Inc.	0.6%
Wabash National Corp.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree SmallCap Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The Fund returned 26.75% at net asset value (“NAV”) for the fiscal year ending March 31, 2017. The Fund’s position in Financials contributed the most to performance while its position in Telecommunication Services contributed to a drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	26.75%	7.10%	12.69%	8.57%	8.05%
Fund Market Price Returns	26.97%	7.05%	12.65%	8.57%	8.04%
WisdomTree SmallCap Earnings Index	27.05%	7.27%	12.86%	8.67%	8.15%
Russell 2000® Index	26.22%	7.22%	12.35%	7.12%	6.72%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	11

Performance Summary (unaudited)

WisdomTree Total Dividend Fund (DTD)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Information Technology	14.7%
Consumer Staples	13.5%
Financials	12.7%
Health Care	10.5%
Industrials	10.0%
Consumer Discretionary	9.4%
Real Estate	8.1%
Energy	6.9%
Utilities	5.9%
Telecommunication Services	4.9%
Materials	3.2%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Apple, Inc.	3.3%
Microsoft Corp.	2.7%
AT&T, Inc.	2.6%
Exxon Mobil Corp.	2.4%
Johnson & Johnson	2.1%
Verizon Communications, Inc.	1.9%
Philip Morris International, Inc.	1.7%
Pfizer, Inc.	1.7%
Procter & Gamble Co. (The)	1.6%
General Electric Co.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Total Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The Fund returned 16.47% at net asset value (“NAV”) for the fiscal year ending March 31, 2017. The Fund’s position in Financials contributed positively to performance while its position in Telecommunication Services contributed to a drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	16.47%	10.11%	12.71%	6.91%	7.93%
Fund Market Price Returns	16.42%	10.11%	12.69%	6.90%	7.91%
WisdomTree Dividend Index	16.82%	10.43%	13.05%	7.40%	8.35%
Russell 3000® Index	18.07%	9.76%	13.18%	7.54%	8.41%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree Total Earnings Fund (EXT)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Information Technology	20.5%
Financials	20.2%
Consumer Discretionary	12.9%
Health Care	12.3%
Industrials	11.1%
Consumer Staples	9.4%
Telecommunication Services	3.2%
Utilities	3.1%
Materials	2.8%
Real Estate	2.8%
Energy	1.6%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Apple, Inc.	5.2%
Berkshire Hathaway, Inc., Class B	2.2%
JPMorgan Chase & Co.	2.0%
Wells Fargo & Co.	1.8%
Alphabet, Inc., Class A	1.8%
Johnson & Johnson	1.6%
Microsoft Corp.	1.6%
Bank of America Corp.	1.5%
AT&T, Inc.	1.4%
Wal-Mart Stores, Inc.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Total Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The Fund returned 19.39% at net asset value (“NAV”) for the fiscal year ending March 31, 2017. The Fund’s position in Financials contributed positively to performance while its position in Telecommunication Services contributed to a drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	19.39%	9.39%	12.74%	7.60%	7.33%
Fund Market Price Returns	19.49%	9.34%	12.70%	7.59%	7.32%
WisdomTree Earnings Index	20.08%	9.82%	13.14%	7.91%	7.63%
Russell 3000® Index	18.07%	9.76%	13.18%	7.54%	7.23%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	13

Performance Summary (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Information Technology	20.6%
Health Care	19.0%
Industrials	18.5%
Consumer Discretionary	17.3%
Consumer Staples	15.3%
Financials	4.7%
Materials	4.0%
Energy	0.4%
Real Estate	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Johnson & Johnson	5.9%
Apple, Inc.	4.1%
Microsoft Corp.	3.4%
Altria Group, Inc.	3.2%
PepsiCo, Inc.	2.9%
AbbVie, Inc.	2.7%
Home Depot, Inc. (The)	2.3%
Cisco Systems, Inc.	2.2%
Amgen, Inc.	2.1%
International Business Machines Corp.	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index.

The Fund returned 15.99% at net asset value (“NAV”) for the fiscal year ending March 31, 2017. The Fund benefited from its position in Information Technology. The Fund’s position in Real Estate contributed to a drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	15.99%	10.56%	11.89%
Fund Market Price Returns	16.02%	10.55%	11.88%
WisdomTree U.S. Quality Dividend Growth Index	16.33%	10.85%	12.20%
NASDAQ U.S. Dividend AchieversTM Select Index	13.19%	8.55%	9.66%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on May 22, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

Sector Breakdown† as of 3/31/17

Sector	% of Net Assets
Industrials	25.1%
Consumer Discretionary	23.8%
Financials	18.4%
Materials	9.0%
Information Technology	7.9%
Consumer Staples	5.3%
Health Care	2.7%
Utilities	2.7%
Real Estate	2.5%
Energy	1.2%
Telecommunication Services	1.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/17

Description	% of Net Assets
Compass Minerals International, Inc.	1.8%
Janus Capital Group, Inc.	1.7%
GameStop Corp., Class A	1.7%
Pitney Bowes, Inc.	1.5%
Evercore Partners, Inc., Class A	1.4%
HSN, Inc.	1.3%
Universal Corp.	1.3%
Hope Bancorp, Inc.	1.3%
ILG, Inc.	1.3%
Oceaneering International, Inc.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index.

The Fund returned 20.12% at net asset value (“NAV”) for the fiscal year ending March 31, 2017. The Fund benefited from its position in Industrials. The Fund’s position in Health Care contributed negatively to performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/17

	Average Annual Total Return
	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	20.12%	7.56%	10.12%
Fund Market Price Returns	20.25%	7.60%	10.10%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	20.41%	7.75%	10.36%
Russell 2000® Index	26.22%	7.22%	9.22%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 25, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	15

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 U.S. dividend-paying companies.

The NASDAQ U.S. Dividend AchieversTM Select Index is a capitalization-weighted index that measures the performance of U.S. common stocks that have a history of increasing dividends for at least ten consecutive years.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The WisdomTree Dividend ex-Financials Index is comprised of high dividend-yielding stocks outside the Financials sector.

The WisdomTree Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index.

The WisdomTree Earnings 500 Index is comprised of earnings-generating companies within the large-capitalization segment of the U.S. stock market.

The WisdomTree Earnings Index is comprised of earnings-generating companies within the broad U.S. stock market.

The WisdomTree High Dividend Index is comprised of companies with high dividend yields, selected from the WisdomTree Dividend Index.

The WisdomTree LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree LargeCap Value Index is comprised of the large-capitalization value segment within the earnings-generating companies of the U.S. stock market.

The WisdomTree Low P/E Index is comprised of companies with the lowest price-to- earnings ratios (P/E ratios) in the WisdomTree Earnings Index.

The WisdomTree MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree MidCap Earnings Index is comprised of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree SmallCap Earnings Index is comprised of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree U.S. Quality Dividend Growth Index is comprised of dividend-paying stocks with growth characteristics.

16	WisdomTree Domestic Earnings and Dividend Funds

Description of Indexes (unaudited) (concluded)

The WisdomTree U.S. SmallCap Quality Dividend Growth Index is comprised of the small-capitalization segment of dividend-paying stocks with growth characteristics.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

WisdomTree Domestic Earnings and Dividend Funds	17

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 10/1/16 to 3/31/17” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	WisdomTree Domestic Earnings and Dividend Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Annualized Expense Ratio Based on the Period 10/1/16 to 3/31/17	Expenses Paid During the Period† 10/1/16 to 3/31/17
WisdomTree Dividend ex-Financials Fund
Actual	$1,000.00	$1,069.50	0.38%	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree Earnings 500 Fund
Actual	$1,000.00	$1,131.10	0.28%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree High Dividend Fund
Actual	$1,000.00	$1,047.20	0.38%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree LargeCap Dividend Fund
Actual	$1,000.00	$1,091.80	0.28%	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree LargeCap Value Fund
Actual	$1,000.00	$1,118.40	0.39%	$2.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	0.39%	$1.97
WisdomTree MidCap Dividend Fund
Actual	$1,000.00	$1,086.40	0.38%	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree MidCap Earnings Fund
Actual	$1,000.00	$1,115.20	0.38%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree SmallCap Dividend Fund
Actual	$1,000.00	$1,087.10	0.38%	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree SmallCap Earnings Fund
Actual	$1,000.00	$1,139.90	0.38%	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree Total Dividend Fund
Actual	$1,000.00	$1,091.00	0.28%	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree Total Earnings Fund
Actual	$1,000.00	$1,129.60	0.28%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree U.S. Quality Dividend Growth Fund
Actual	$1,000.00	$1,109.90	0.28%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Actual	$1,000.00	$1,085.20	0.38%	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period).

WisdomTree Domestic Earnings and Dividend Funds	19

Schedule of Investments

WisdomTree Dividend ex-Financials Fund (DTN)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.7%
United States – 99.7%
Aerospace & Defense – 2.0%
Boeing Co. (The)	55,719	$9,854,462
Lockheed Martin Corp.	31,964	8,553,567

Total Aerospace & Defense		18,408,029
Air Freight & Logistics – 0.8%
United Parcel Service, Inc. Class B	68,150	7,312,495
Automobiles – 2.9%
Ford Motor Co.	1,159,056	13,491,412
General Motors Co.	354,026	12,518,359

Total Automobiles		26,009,771
Beverages – 2.2%
Coca-Cola Co. (The)	244,428	10,373,524
PepsiCo, Inc.	85,960	9,615,486

Total Beverages		19,989,010
Biotechnology – 3.3%
AbbVie, Inc.	204,821	13,346,137
Amgen, Inc.	58,148	9,540,342
Gilead Sciences, Inc.	104,752	7,114,756

Total Biotechnology		30,001,235
Chemicals – 5.7%
Air Products & Chemicals, Inc.	48,623	6,578,206
Dow Chemical Co. (The)	179,870	11,428,940
E.I. du Pont de Nemours & Co.	86,500	6,948,545
Eastman Chemical Co.	98,095	7,926,076
Mosaic Co. (The)	392,309	11,447,576
Praxair, Inc.	60,377	7,160,712

Total Chemicals		51,490,055
Communications Equipment – 1.3%
Cisco Systems, Inc.	351,692	11,887,190
Containers & Packaging – 3.3%
International Paper Co.	212,646	10,798,164
Packaging Corp. of America	102,579	9,398,288
WestRock Co.	181,797	9,458,898

Total Containers & Packaging		29,655,350
Diversified Telecommunication Services – 6.1%
AT&T, Inc.	372,795	15,489,632
CenturyLink, Inc.(a)	1,121,721	26,438,964
Verizon Communications, Inc.	266,941	13,013,374

Total Diversified Telecommunication Services		54,941,970
Electric Utilities – 12.7%
American Electric Power Co., Inc.	191,530	12,857,409
Avangrid, Inc.	378,064	16,158,455
Duke Energy Corp.	179,116	14,689,303
Entergy Corp.	208,880	15,866,525
Exelon Corp.	327,226	11,773,591
FirstEnergy Corp.	436,569	13,891,626
PPL Corp.	402,321	15,042,782
Southern Co. (The)	293,302	14,600,574

Total Electric Utilities		114,880,265
Electrical Equipment – 1.2%
Emerson Electric Co.	186,187	11,145,154
Energy Equipment & Services – 1.1%
Helmerich & Payne, Inc.	153,705	10,232,142
Food Products – 2.9%
General Mills, Inc.	147,042	8,676,948
Kellogg Co.	117,203	8,510,110
Kraft Heinz Co. (The)	103,595	9,407,462

Total Food Products		26,594,520
Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	208,459	9,257,664
Health Care Providers & Services – 0.9%
Cardinal Health, Inc.	105,027	8,564,952
Hotels, Restaurants & Leisure – 2.7%
Las Vegas Sands Corp.	253,947	14,492,755
Yum! Brands, Inc.	150,959	9,646,280

Total Hotels, Restaurants & Leisure		24,139,035
Household Products – 2.4%
Kimberly-Clark Corp.	83,574	11,000,846
Procter & Gamble Co. (The)	116,126	10,433,921

Total Household Products		21,434,767
Industrial Conglomerates – 1.9%
3M Co.	43,667	8,354,807
General Electric Co.	282,763	8,426,337

Total Industrial Conglomerates		16,781,144
IT Services – 3.2%
International Business Machines Corp.	61,954	10,788,669
Paychex, Inc.	155,998	9,188,282
Western Union Co. (The)	417,436	8,494,823

Total IT Services		28,471,774
Leisure Products – 1.4%
Mattel, Inc.	495,226	12,682,738
Machinery – 3.0%
Caterpillar, Inc.	103,862	9,634,239
Cummins, Inc.	63,344	9,577,613
Dover Corp.	99,577	8,001,012

Total Machinery		27,212,864
Metals & Mining – 0.8%
Nucor Corp.	115,452	6,894,793
Multi-Utilities – 3.0%
CenterPoint Energy, Inc.	530,672	14,630,627
Public Service Enterprise Group, Inc.	271,881	12,057,922

Total Multi-Utilities		26,688,549
Multiline Retail – 1.7%
Kohl’s Corp.	194,785	7,754,391

See Notes to Financial Statements.

20	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

March 31, 2017

Investments	Shares	Value
Macy’s, Inc.	255,091	$7,560,897

Total Multiline Retail		15,315,288
Oil, Gas & Consumable Fuels – 11.2%
Chevron Corp.	103,032	11,062,546
Exxon Mobil Corp.	119,483	9,798,801
Marathon Petroleum Corp.	189,981	9,601,640
Occidental Petroleum Corp.	193,304	12,247,741
ONEOK, Inc.(a)	249,531	13,833,999
Phillips 66	106,429	8,431,305
Targa Resources Corp.	424,306	25,415,929
Valero Energy Corp.	167,825	11,125,119

Total Oil, Gas & Consumable Fuels		101,517,080
Pharmaceuticals – 5.6%
Bristol-Myers Squibb Co.	143,400	7,798,092
Eli Lilly & Co.	135,770	11,419,615
Johnson & Johnson	76,857	9,572,539
Merck & Co., Inc.	148,674	9,446,746
Pfizer, Inc.	359,608	12,302,190

Total Pharmaceuticals		50,539,182
Semiconductors & Semiconductor Equipment – 2.2%
Maxim Integrated Products, Inc.	257,226	11,564,881
QUALCOMM, Inc.	140,447	8,053,231

Total Semiconductors & Semiconductor Equipment		19,618,112
Software – 1.0%
CA, Inc.	297,874	9,448,563
Specialty Retail – 1.9%
Gap, Inc. (The)	426,156	10,351,329
L Brands, Inc.	136,046	6,407,767

Total Specialty Retail		16,759,096
Technology Hardware, Storage & Peripherals – 3.5%
HP, Inc.	673,201	12,036,834
Western Digital Corp.	143,559	11,847,924
Xerox Corp.	1,050,566	7,711,155

Total Technology Hardware, Storage & Peripherals		31,595,913
Textiles, Apparel & Luxury Goods – 1.3%
Coach, Inc.	282,957	11,694,613
Tobacco – 4.6%
Altria Group, Inc.	171,289	12,233,461
Philip Morris International, Inc.	154,301	17,420,582
Reynolds American, Inc.	184,069	11,600,028

Total Tobacco		41,254,071
Trading Companies & Distributors – 0.9%
Fastenal Co.	156,786	8,074,479
TOTAL COMMON STOCKS (Cost: $812,222,897)		900,491,863
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree LargeCap Dividend Fund(b)	6,953	576,613
WisdomTree MidCap Dividend Fund(b)	5,874	572,891

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,097,290)		1,149,504
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $2,028,899)(d)	2,028,899	2,028,899
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $815,349,086)		903,670,266
Liabilities in Excess of Cash and Other Assets – (0.0)%		(318,145)

NET ASSETS – 100.0%		$903,352,121
(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)	At March 31, 2017, the total market value of the Fund’s securities on loan was $1,974,622 and the total market value of the collateral held by the Fund was $2,028,899.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	21

Schedule of Investments

WisdomTree Earnings 500 Fund (EPS)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 2.4%
Boeing Co. (The)	3,628	$641,648
General Dynamics Corp.	2,254	421,949
Huntington Ingalls Industries, Inc.	317	63,476
L3 Technologies, Inc.	541	89,422
Lockheed Martin Corp.	1,884	504,158
Northrop Grumman Corp.	1,138	270,662
Raytheon Co.	2,066	315,065
Rockwell Collins, Inc.	982	95,411
Spirit AeroSystems Holdings, Inc. Class A	1,285	74,427
Textron, Inc.	2,251	107,125
TransDigm Group, Inc.	297	65,388
United Technologies Corp.	4,426	496,642

Total Aerospace & Defense		3,145,373
Air Freight & Logistics – 0.8%
C.H. Robinson Worldwide, Inc.	890	68,788
Expeditors International of Washington, Inc.	1,052	59,427
FedEx Corp.	1,813	353,807
United Parcel Service, Inc. Class B	5,519	592,189

Total Air Freight & Logistics		1,074,211
Airlines – 1.5%
Alaska Air Group, Inc.	1,279	117,949
American Airlines Group, Inc.	14,738	623,418
Delta Air Lines, Inc.	11,720	538,651
JetBlue Airways Corp.*	4,456	91,838
Southwest Airlines Co.	5,843	314,120
United Continental Holdings, Inc.*	4,688	331,160

Total Airlines		2,017,136
Auto Components – 0.2%
BorgWarner, Inc.	1,741	72,756
Goodyear Tire & Rubber Co. (The)	1,513	54,468
Lear Corp.	900	127,422

Total Auto Components		254,646
Automobiles – 2.0%
Ford Motor Co.	71,109	827,709
General Motors Co.	47,328	1,673,518
Harley-Davidson, Inc.	1,497	90,568

Total Automobiles		2,591,795
Banks – 9.4%
Bank of America Corp.	88,083	2,077,878
BB&T Corp.	5,794	258,992
CIT Group, Inc.	1,962	84,229
Citigroup, Inc.	29,214	1,747,582
Citizens Financial Group, Inc.	3,548	122,583
Comerica, Inc.	823	56,441
East West Bancorp, Inc.	1,027	53,003
Fifth Third Bancorp	8,319	211,303
First Republic Bank	809	75,892
Huntington Bancshares, Inc.	5,901	79,014
JPMorgan Chase & Co.	32,362	2,842,678
KeyCorp	5,503	97,843
M&T Bank Corp.	967	149,624
PNC Financial Services Group, Inc. (The)	4,102	493,225
Regions Financial Corp.	9,482	137,773
Signature Bank*	313	46,446
SunTrust Banks, Inc.	4,333	239,615
SVB Financial Group*	290	53,966
U.S. Bancorp	14,010	721,515
Wells Fargo & Co.	47,210	2,627,709
Zions Bancorp	1,082	45,444

Total Banks		12,222,755
Beverages – 1.9%
Brown-Forman Corp. Class B	2,965	136,924
Coca-Cola Co. (The)	22,314	947,006
Constellation Brands, Inc. Class A	998	161,746
Dr. Pepper Snapple Group, Inc.	1,233	120,735
Molson Coors Brewing Co. Class B	760	72,740
Monster Beverage Corp.*	1,961	90,539
PepsiCo, Inc.	8,306	929,109

Total Beverages		2,458,799
Biotechnology – 3.7%
AbbVie, Inc.	12,889	839,847
Alexion Pharmaceuticals, Inc.*	354	42,919
Amgen, Inc.	6,867	1,126,669
Biogen, Inc.*	1,740	475,751
Bioverativ, Inc.*	869	47,326
Celgene Corp.*	2,513	312,692
Gilead Sciences, Inc.	26,878	1,825,554
Incyte Corp.*	181	24,194
Regeneron Pharmaceuticals, Inc.*	273	105,790

Total Biotechnology		4,800,742
Building Products – 0.1%
A.O. Smith Corp.	805	41,184
Fortune Brands Home & Security, Inc.	885	53,852
Lennox International, Inc.	201	33,627
Masco Corp.	1,799	61,148

Total Building Products		189,811
Capital Markets – 3.6%
Affiliated Managers Group, Inc.	393	64,428
Ameriprise Financial, Inc.	1,406	182,330
Bank of New York Mellon Corp. (The)	8,443	398,763
BlackRock, Inc.	1,063	407,671
Charles Schwab Corp. (The)	5,287	215,763
CME Group, Inc.	1,547	183,784
E*TRADE Financial Corp.*	1,827	63,744
FactSet Research Systems, Inc.	254	41,887
Franklin Resources, Inc.	5,467	230,379
Goldman Sachs Group, Inc. (The)	3,766	865,126
Intercontinental Exchange, Inc.	3,096	185,358
MarketAxess Holdings, Inc.	84	15,749
Moody’s Corp.	1,178	131,983
Morgan Stanley	14,143	605,886

See Notes to Financial Statements.

22	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2017

Investments	Shares	Value
MSCI, Inc.	434	$42,180
Nasdaq, Inc.	826	57,366
Northern Trust Corp.	1,459	126,320
Raymond James Financial, Inc.	985	75,116
S&P Global, Inc.	1,988	259,911
SEI Investments Co.	818	41,260
State Street Corp.	3,186	253,637
T. Rowe Price Group, Inc.	1,953	133,097
TD Ameritrade Holding Corp.	2,564	99,637

Total Capital Markets		4,681,375
Chemicals – 2.3%
Air Products & Chemicals, Inc.	1,301	176,012
Albemarle Corp.	832	87,892
Ashland Global Holdings, Inc.	34	4,210
Celanese Corp. Series A	723	64,962
CF Industries Holdings, Inc.	377	11,065
Dow Chemical Co. (The)	18,706	1,188,579
E.I. du Pont de Nemours & Co.	3,515	282,360
Eastman Chemical Co.	1,482	119,746
Ecolab, Inc.	1,163	145,770
International Flavors & Fragrances, Inc.	460	60,964
Monsanto Co.	1,857	210,212
Mosaic Co. (The)	1,798	52,466
PPG Industries, Inc.	1,074	112,856
Praxair, Inc.	1,565	185,609
RPM International, Inc.	860	47,326
Sherwin-Williams Co. (The)	531	164,711
Valspar Corp. (The)	494	54,804
Westlake Chemical Corp.	957	63,210

Total Chemicals		3,032,754
Commercial Services & Supplies – 0.2%
Cintas Corp.	533	67,446
Republic Services, Inc.	1,402	88,059
Rollins, Inc.	575	21,350
Waste Management, Inc.	2,061	150,288

Total Commercial Services & Supplies		327,143
Communications Equipment – 1.5%
Arista Networks, Inc.*	218	28,835
Cisco Systems, Inc.	45,844	1,549,527
CommScope Holding Co., Inc.*	295	12,305
F5 Networks, Inc.*	354	50,470
Harris Corp.	656	72,993
Juniper Networks, Inc.	2,687	74,779
Motorola Solutions, Inc.	1,410	121,570

Total Communications Equipment		1,910,479
Construction & Engineering – 0.0%
Fluor Corp.	407	21,416
Jacobs Engineering Group, Inc.	420	23,218

Total Construction & Engineering		44,634
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	243	53,035
Vulcan Materials Co.	370	44,577

Total Construction Materials		97,612
Consumer Finance – 1.3%
American Express Co.	9,485	750,358
Capital One Financial Corp.	5,247	454,705
Discover Financial Services	4,074	278,621
Synchrony Financial	7,925	271,828

Total Consumer Finance		1,755,512
Containers & Packaging – 0.3%
Avery Dennison Corp.	548	44,169
Ball Corp.	488	36,239
Crown Holdings, Inc.*	1,216	64,387
International Paper Co.	2,551	129,540
Packaging Corp. of America	677	62,027
Sealed Air Corp.	1,146	49,942
WestRock Co.	425	22,113

Total Containers & Packaging		408,417
Distributors – 0.1%
Genuine Parts Co.	965	89,176
LKQ Corp.*	1,857	54,354

Total Distributors		143,530
Diversified Financial Services – 2.3%
Berkshire Hathaway, Inc. Class B*	18,295	3,049,411
Leucadia National Corp.	452	11,752

Total Diversified Financial Services		3,061,163
Diversified Telecommunication Services – 3.4%
AT&T, Inc.	48,981	2,035,161
CenturyLink, Inc.	4,713	111,085
Level 3 Communications, Inc.*	8,570	490,375
Verizon Communications, Inc.	36,214	1,765,433

Total Diversified Telecommunication Services		4,402,054
Electric Utilities – 2.0%
Alliant Energy Corp.	1,281	50,740
American Electric Power Co., Inc.	991	66,526
Avangrid, Inc.	1,775	75,863
Duke Energy Corp.	4,662	382,331
Edison International	1,688	134,382
Entergy Corp.	2,288	173,796
Eversource Energy	2,252	132,373
Exelon Corp.	4,774	171,768
NextEra Energy, Inc.	2,717	348,781
OGE Energy Corp.	1,164	40,717
PG&E Corp.	2,452	162,715
Pinnacle West Capital Corp.	685	57,115
PPL Corp.	7,044	263,375
Southern Co. (The)	6,670	332,033
Westar Energy, Inc.	744	40,377
Xcel Energy, Inc.	3,571	158,731

Total Electric Utilities		2,591,623
Electrical Equipment – 0.3%
Acuity Brands, Inc.	146	29,784

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	23

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2017

Investments	Shares	Value
AMETEK, Inc.	1,412	$76,361
Emerson Electric Co.	3,806	227,827
Rockwell Automation, Inc.	694	108,063

Total Electrical Equipment		442,035
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. Class A	1,526	108,605
Arrow Electronics, Inc.*	911	66,877
CDW Corp.	943	54,421
Corning, Inc.	11,795	318,465
Keysight Technologies, Inc.*	1,131	40,874
Trimble, Inc.*	481	15,397

Total Electronic Equipment, Instruments & Components		604,639
Equity Real Estate Investment Trusts (REITs) – 2.1%
American Tower Corp.	1,058	128,589
Apartment Investment & Management Co. Class A	955	42,354
AvalonBay Communities, Inc.	693	127,235
Boston Properties, Inc.	514	68,059
Brixmor Property Group, Inc.	1,201	25,774
Camden Property Trust	715	57,529
Crown Castle International Corp.	529	49,964
Digital Realty Trust, Inc.	346	36,811
Duke Realty Corp.	1,300	34,151
Equinix, Inc.	20	8,008
Equity Residential	8,641	537,643
Essex Property Trust, Inc.	166	38,434
Extra Space Storage, Inc.	493	36,674
Federal Realty Investment Trust	227	30,305
Gaming and Leisure Properties, Inc.	896	29,944
GGP, Inc.	6,017	139,474
Host Hotels & Resorts, Inc.	5,227	97,536
Iron Mountain, Inc.	178	6,349
Kilroy Realty Corp.	449	32,364
Kimco Realty Corp.	3,043	67,220
Macerich Co. (The)	1,658	106,775
Mid-America Apartment Communities, Inc.	323	32,862
National Retail Properties, Inc.	506	22,072
Park Hotels & Resorts, Inc.	1,619	41,560
Prologis, Inc.	2,220	115,174
Public Storage	665	145,575
Realty Income Corp.	693	41,254
Regency Centers Corp.	183	12,149
SBA Communications Corp.*	122	14,685
Simon Property Group, Inc.	1,284	220,887
SL Green Realty Corp.	329	35,078
UDR, Inc.	712	25,817
Ventas, Inc.	1,157	75,251
Vornado Realty Trust	559	56,073
Welltower, Inc.	1,628	115,295
Weyerhaeuser Co.	1,582	53,756

Total Equity Real Estate Investment Trusts (REITs)		2,708,680
Food & Staples Retailing – 2.9%
Costco Wholesale Corp.	1,892	317,269
CVS Health Corp.	8,242	646,997
Kroger Co. (The)	7,578	223,475
Rite Aid Corp.*	2,385	10,136
Sysco Corp.	2,254	117,028
Wal-Mart Stores, Inc.	26,686	1,923,527
Walgreens Boots Alliance, Inc.	6,225	516,986
Whole Foods Market, Inc.	2,005	59,589

Total Food & Staples Retailing		3,815,007
Food Products – 1.5%
Archer-Daniels-Midland Co.	4,466	205,615
Campbell Soup Co.	1,487	85,116
Conagra Brands, Inc.	2,116	85,359
General Mills, Inc.	3,370	198,864
Hershey Co. (The)	1,035	113,074
Hormel Foods Corp.	3,310	114,625
Ingredion, Inc.	538	64,791
J.M. Smucker Co. (The)	708	92,805
Kellogg Co.	1,408	102,235
Kraft Heinz Co. (The)	4,275	388,213
McCormick & Co., Inc. Non-Voting Shares	637	62,139
Mead Johnson Nutrition Co.	917	81,686
Mondelez International, Inc. Class A	2,669	114,980
Tyson Foods, Inc. Class A	3,669	226,414
WhiteWave Foods Co. (The)*	518	29,086

Total Food Products		1,965,002
Gas Utilities – 0.1%
Atmos Energy Corp.	599	47,315
UGI Corp.	1,027	50,734

Total Gas Utilities		98,049
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	4,235	188,076
Align Technology, Inc.*	237	27,186
Baxter International, Inc.	14,169	734,804
Becton, Dickinson and Co.	749	137,397
Boston Scientific Corp.*	4,795	119,252
C.R. Bard, Inc.	377	93,700
Cooper Cos., Inc. (The)	185	36,980
Danaher Corp.	3,529	301,835
DENTSPLY SIRONA, Inc.	816	50,951
Edwards Lifesciences Corp.*	775	72,904
Hologic, Inc.*	1,079	45,911
IDEXX Laboratories, Inc.*	254	39,271
Intuitive Surgical, Inc.*	149	114,204
ResMed, Inc.	744	53,546
Stryker Corp.	1,823	239,998
Teleflex, Inc.	213	41,265
Varex Imaging Corp.*	254	8,534
Varian Medical Systems, Inc.*	637	58,050
Zimmer Biomet Holdings, Inc.	436	53,240

Total Health Care Equipment & Supplies		2,417,104
Health Care Providers & Services – 3.0%
Aetna, Inc.	2,440	311,222

See Notes to Financial Statements.

24	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2017

Investments	Shares	Value
AmerisourceBergen Corp.	2,192	$193,992
Anthem, Inc.	2,038	337,044
Cardinal Health, Inc.	2,302	187,728
Centene Corp.*	930	66,272
Cigna Corp.	1,822	266,905
DaVita, Inc.*	2,251	153,000
Express Scripts Holding Co.*	4,870	320,982
HCA Holdings, Inc.*	4,521	402,324
Henry Schein, Inc.*	414	70,367
Humana, Inc.	722	148,833
Laboratory Corp. of America Holdings*	668	95,838
McKesson Corp.	1,964	291,183
Quest Diagnostics, Inc.	984	96,619
UnitedHealth Group, Inc.	5,300	869,253
Universal Health Services, Inc. Class B	795	98,938

Total Health Care Providers & Services		3,910,500
Health Care Technology – 0.1%
Cerner Corp.*	1,717	101,045
Hotels, Restaurants & Leisure – 1.6%
Aramark	996	36,722
Chipotle Mexican Grill, Inc.*	32	14,257
Darden Restaurants, Inc.	628	52,545
Domino’s Pizza, Inc.	154	28,382
Hilton Grand Vacations, Inc.*	749	21,466
Hilton Worldwide Holdings, Inc.	2,500	146,150
Las Vegas Sands Corp.	3,841	219,206
Marriott International, Inc. Class A	1,171	110,285
McDonald’s Corp.	5,051	654,660
MGM Resorts International	4,574	125,328
Starbucks Corp.	6,174	360,500
Vail Resorts, Inc.	108	20,725
Wyndham Worldwide Corp.	949	79,991
Wynn Resorts Ltd.	290	33,237
Yum! Brands, Inc.	3,234	206,653

Total Hotels, Restaurants & Leisure		2,110,107
Household Durables – 0.6%
D.R. Horton, Inc.	3,945	131,408
Leggett & Platt, Inc.	923	46,445
Lennar Corp. Class A	2,484	127,156
Mohawk Industries, Inc.*	549	125,990
Newell Brands, Inc.	892	42,076
NVR, Inc.*	31	65,313
PulteGroup, Inc.	3,581	84,333
Whirlpool Corp.	670	114,791

Total Household Durables		737,512
Household Products – 1.6%
Church & Dwight Co., Inc.	1,306	65,130
Clorox Co. (The)	728	98,156
Colgate-Palmolive Co.	2,734	200,102
Kimberly-Clark Corp.	2,248	295,904
Procter & Gamble Co. (The)	15,124	1,358,891
Spectrum Brands Holdings, Inc.	365	50,739

Total Household Products		2,068,922
Independent Power & Renewable Electricity Producers – 0.0%
AES Corp.	5,207	58,214
Industrial Conglomerates – 2.0%
3M Co.	3,576	684,196
Carlisle Cos., Inc.	415	44,160
General Electric Co.	35,203	1,049,050
Honeywell International, Inc.	5,610	700,521
Roper Technologies, Inc.	470	97,050

Total Industrial Conglomerates		2,574,977
Insurance – 2.9%
Aflac, Inc.	4,924	356,596
Alleghany Corp.*	118	72,530
Allstate Corp. (The)	2,543	207,229
American Financial Group, Inc.	619	59,065
American International Group, Inc.	762	47,572
Arthur J. Gallagher & Co.	980	55,409
Cincinnati Financial Corp.	1,102	79,642
CNA Financial Corp.	1,806	79,771
Hartford Financial Services Group, Inc. (The)	3,817	183,483
Lincoln National Corp.	2,465	161,334
Loews Corp.	521	24,367
Markel Corp.*	74	72,214
Marsh & McLennan Cos., Inc.	3,097	228,837
MetLife, Inc.	8,742	461,752
Principal Financial Group, Inc.	2,736	172,669
Progressive Corp. (The)	3,758	147,238
Prudential Financial, Inc.	5,767	615,224
Reinsurance Group of America, Inc.	670	85,077
Torchmark Corp.	972	74,883
Travelers Cos., Inc. (The)	3,180	383,317
Unum Group	2,686	125,947
W.R. Berkley Corp.	1,153	81,436

Total Insurance		3,775,592
Internet & Catalog Retail – 0.6%
Amazon.com, Inc.*	352	312,062
Expedia, Inc.	241	30,407
Netflix, Inc.*	175	25,867
Priceline Group, Inc. (The)*	241	428,973
TripAdvisor, Inc.*	369	15,926

Total Internet & Catalog Retail		813,235
Internet Software & Services – 3.2%
Akamai Technologies, Inc.*	700	41,790
Alphabet, Inc. Class A*	3,052	2,587,486
CoStar Group, Inc.*	47	9,739
eBay, Inc.*	7,976	267,754
Facebook, Inc. Class A*	8,117	1,153,020
LogMeIn, Inc.	114	11,115
VeriSign, Inc.*(a)	672	58,538

Total Internet Software & Services		4,129,442

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	25

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2017

Investments	Shares	Value
IT Services – 3.4%
Alliance Data Systems Corp.	310	$77,190
Automatic Data Processing, Inc.	1,999	204,678
Broadridge Financial Solutions, Inc.	596	40,498
Cognizant Technology Solutions Corp. Class A*	3,589	213,617
Computer Sciences Corp.	210	14,492
Conduent, Inc.*	1,755	29,449
Fidelity National Information Services, Inc.	828	65,925
Fiserv, Inc.*	1,104	127,302
FleetCor Technologies, Inc.*	362	54,818
Gartner, Inc.*	225	24,298
Global Payments, Inc.	520	41,954
International Business Machines Corp.	9,194	1,601,043
Jack Henry & Associates, Inc.	362	33,702
Leidos Holdings, Inc.	747	38,202
MasterCard, Inc. Class A	5,053	568,311
Paychex, Inc.	1,690	99,541
PayPal Holdings, Inc.*	4,458	191,783
Sabre Corp.	950	20,130
Total System Services, Inc.	900	48,114
Vantiv, Inc. Class A*	466	29,880
Visa, Inc. Class A	9,662	858,662
Western Union Co. (The)	4,931	100,346

Total IT Services		4,483,935
Leisure Products – 0.1%
Hasbro, Inc.	767	76,562
Mattel, Inc.	1,438	36,827

Total Leisure Products		113,389
Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	1,342	70,952
Illumina, Inc.*	452	77,129
Mettler-Toledo International, Inc.*	130	62,258
Quintiles IMS Holdings, Inc.*	685	55,163
Thermo Fisher Scientific, Inc.	1,784	274,023
Waters Corp.*	484	75,654

Total Life Sciences Tools & Services		615,179
Machinery – 1.2%
Caterpillar, Inc.	1,446	134,131
Cummins, Inc.	1,081	163,447
Deere & Co.	1,923	209,338
Dover Corp.	852	68,458
Fortive Corp.	2,092	125,980
IDEX Corp.	373	34,879
Illinois Tool Works, Inc.	2,031	269,047
Middleby Corp. (The)*	221	30,156
PACCAR, Inc.	1,141	76,675
Parker-Hannifin Corp.	769	123,286
Snap-on, Inc.	383	64,601
Stanley Black & Decker, Inc.	1,036	137,653
Wabtec Corp.	614	47,892
Xylem, Inc.	861	43,239

Total Machinery		1,528,782
Media – 4.0%
CBS Corp. Class B Non-Voting Shares	4,036	279,937
Charter Communications, Inc. Class A*	1,361	445,482
Comcast Corp. Class A	31,206	1,173,034
DISH Network Corp. Class A*	2,192	139,170
Interpublic Group of Cos., Inc. (The)	2,933	72,064
Liberty Broadband Corp. Class C*	1,488	128,563
Omnicom Group, Inc.	1,702	146,729
Scripps Networks Interactive, Inc. Class A	1,398	109,561
Sirius XM Holdings, Inc.(a)	19,000	97,850
Time Warner, Inc.	6,056	591,732
Twenty-First Century Fox, Inc. Class A	13,422	434,739
Viacom, Inc. Class B	4,875	227,272
Walt Disney Co. (The)	11,627	1,318,386

Total Media		5,164,519
Metals & Mining – 0.1%
Nucor Corp.	1,086	64,856
Steel Dynamics, Inc.	1,272	44,215

Total Metals & Mining		109,071
Multi-Utilities – 1.0%
Ameren Corp.	1,623	88,600
CMS Energy Corp.	1,808	80,890
Consolidated Edison, Inc.	2,307	179,162
Dominion Resources, Inc.	3,464	268,702
DTE Energy Co.	1,129	115,282
NiSource, Inc.	1,720	40,919
Public Service Enterprise Group, Inc.	3,824	169,594
SCANA Corp.	1,094	71,493
Sempra Energy	1,736	191,828
WEC Energy Group, Inc.	2,069	125,443

Total Multi-Utilities		1,331,913
Multiline Retail – 0.5%
Dollar General Corp.	2,044	142,528
Dollar Tree, Inc.*	1,169	91,720
Kohl’s Corp.	1,391	55,376
Macy’s, Inc.	2,140	63,429
Nordstrom, Inc.(a)	1,090	50,761
Target Corp.	5,430	299,682

Total Multiline Retail		703,496
Oil, Gas & Consumable Fuels – 1.5%
Exxon Mobil Corp.	13,331	1,093,275
Kinder Morgan, Inc.	2,525	54,894
Marathon Petroleum Corp.	3,064	154,855
ONEOK, Inc.	637	35,315
Phillips 66	2,938	232,748
Tesoro Corp.	1,032	83,654
Valero Energy Corp.	4,247	281,534

Total Oil, Gas & Consumable Fuels		1,936,275
Personal Products – 0.1%
Estee Lauder Cos., Inc. (The) Class A	1,765	149,654

See Notes to Financial Statements.

26	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2017

Investments	Shares	Value
Pharmaceuticals – 3.9%
Bristol-Myers Squibb Co.	8,160	$443,741
Eli Lilly & Co.	4,635	389,850
Johnson & Johnson	19,061	2,374,047
Merck & Co., Inc.	12,281	780,335
Pfizer, Inc.	27,958	956,443
Zoetis, Inc.	1,690	90,195

Total Pharmaceuticals		5,034,611
Professional Services – 0.1%
Equifax, Inc.	518	70,831
Verisk Analytics, Inc.*	731	59,314

Total Professional Services		130,145
Real Estate Management & Development – 0.1%
CBRE Group, Inc. Class A*	2,013	70,032
Road & Rail – 1.0%
AMERCO	151	57,560
CSX Corp.	6,052	281,720
JB Hunt Transport Services, Inc.	585	53,668
Kansas City Southern	772	66,207
Norfolk Southern Corp.	1,900	212,743
Old Dominion Freight Line, Inc.	419	35,854
Union Pacific Corp.	5,199	550,678

Total Road & Rail		1,258,430
Semiconductors & Semiconductor Equipment – 2.8%
Analog Devices, Inc.	1,807	148,084
Applied Materials, Inc.	6,950	270,355
Intel Corp.	37,516	1,353,202
KLA-Tencor Corp.	1,287	122,355
Lam Research Corp.	1,127	144,662
Maxim Integrated Products, Inc.	1,411	63,439
Microchip Technology, Inc.	139	10,255
NVIDIA Corp.	1,758	191,499
QUALCOMM, Inc.	10,813	620,017
Skyworks Solutions, Inc.	1,655	162,157
Texas Instruments, Inc.	5,802	467,409
Xilinx, Inc.	1,425	82,493

Total Semiconductors & Semiconductor Equipment		3,635,927
Software – 3.6%
Activision Blizzard, Inc.	3,110	155,065
Adobe Systems, Inc.*	1,216	158,238
ANSYS, Inc.*	386	41,252
CA, Inc.	3,381	107,245
Cadence Design Systems, Inc.*	1,214	38,120
CDK Global, Inc.	541	35,170
Citrix Systems, Inc.*	663	55,288
Electronic Arts, Inc.*	2,045	183,068
Intuit, Inc.	881	102,187
Microsoft Corp.	35,270	2,322,882
Oracle Corp.	28,706	1,280,575
Red Hat, Inc.*	394	34,081
salesforce.com, Inc.*	355	29,284
Synopsys, Inc.*	575	41,475
VMware, Inc. Class A*(a)	1,824	168,063

Total Software		4,751,993
Specialty Retail – 2.3%
Advance Auto Parts, Inc.	346	51,298
AutoZone, Inc.*	198	143,164
Bed Bath & Beyond, Inc.	2,142	84,523
Best Buy Co., Inc.	2,615	128,527
Burlington Stores, Inc.*	264	25,685
CarMax, Inc.*	1,223	72,426
Foot Locker, Inc.	1,011	75,633
Gap, Inc. (The)	3,477	84,456
Home Depot, Inc. (The)	7,482	1,098,582
L Brands, Inc.	2,002	94,294
Lowe’s Cos., Inc.	4,231	347,830
O’Reilly Automotive, Inc.*	470	126,825
Ross Stores, Inc.	2,134	140,567
Tiffany & Co.	674	64,232
TJX Cos., Inc. (The)	3,770	298,132
Tractor Supply Co.	693	47,796
Ulta Salon Cosmetics & Fragrance, Inc.*	198	56,476

Total Specialty Retail		2,940,446
Technology Hardware, Storage & Peripherals – 6.4%
Apple, Inc.	51,511	7,400,070
Hewlett Packard Enterprise Co.	16,607	393,586
HP, Inc.	21,981	393,020
NetApp, Inc.	1,196	50,053
Xerox Corp.	8,778	64,431

Total Technology Hardware, Storage & Peripherals		8,301,160
Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	1,676	69,269
Hanesbrands, Inc.	2,768	57,464
NIKE, Inc. Class B	9,542	531,775
PVH Corp.	859	88,881
VF Corp.	2,777	152,652

Total Textiles, Apparel & Luxury Goods		900,041
Tobacco – 2.0%
Altria Group, Inc.	10,172	726,484
Philip Morris International, Inc.	9,313	1,051,438
Reynolds American, Inc.	12,984	818,252

Total Tobacco		2,596,174
Trading Companies & Distributors – 0.3%
Fastenal Co.	1,361	70,092
HD Supply Holdings, Inc.*	3,316	136,370
United Rentals, Inc.*	720	90,036
W.W. Grainger, Inc.	380	88,449

Total Trading Companies & Distributors		384,947
Transportation Infrastructure – 0.0%
Macquarie Infrastructure Corp.	142	11,442
Water Utilities – 0.1%
American Water Works Co., Inc.	858	66,727

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	27

Schedule of Investments (concluded)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2017

Investments	Shares	Value
Wireless Telecommunication Services – 0.1%
T-Mobile U.S., Inc.*	2,965	$191,509
TOTAL COMMON STOCKS (Cost: $106,171,643)		129,951,423
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree High Dividend Fund(b) (Cost: $197,028)	2,876	196,920
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $145,687)(d)	145,687	145,687
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $106,514,358)		130,294,030
Liabilities in Excess of Cash and Other Assets – (0.0)%		(39,591)

NET ASSETS – 100.0%		$130,254,439
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $337,566 and the total market value of the collateral held by the Fund was $349,222. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $203,535.

See Notes to Financial Statements.

28	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments

WisdomTree High Dividend Fund (DHS)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.6%
United States – 99.6%
Aerospace & Defense – 1.9%
Boeing Co. (The)	80,413	$14,221,843
Lockheed Martin Corp.	38,227	10,229,545

Total Aerospace & Defense		24,451,388
Auto Components – 0.0%
Superior Industries International, Inc.	5,199	131,795
Automobiles – 1.6%
Ford Motor Co.	827,034	9,626,676
General Motors Co.	287,800	10,176,608

Total Automobiles		19,803,284
Banks – 3.4%
American National Bankshares, Inc.	1,549	57,700
Arrow Financial Corp.	1,627	55,155
Banc of California, Inc.(a)	7,897	163,468
Bridge Bancorp, Inc.	2,703	94,605
City Holding Co.	2,647	170,679
CNB Financial Corp.	2,237	53,442
Columbia Banking System, Inc.	8,404	327,672
Community Trust Bancorp, Inc.	2,979	136,289
Cullen/Frost Bankers, Inc.	7,320	651,260
Financial Institutions, Inc.	2,519	83,001
First Bancorp, Inc.	2,167	59,051
Flushing Financial Corp.	4,102	110,221
FNB Corp.	30,292	450,442
Heritage Commerce Corp.	1,390	19,599
Old National Bancorp	20,649	358,260
PacWest Bancorp	20,436	1,088,421
Park National Corp.	2,271	238,909
Penns Woods Bancorp, Inc.	785	34,108
People’s United Financial, Inc.	49,842	907,125
Peoples Financial Services Corp.	1,135	47,443
Sandy Spring Bancorp, Inc.	4,425	181,381
Southside Bancshares, Inc.	4,531	152,106
Trustmark Corp.	8,129	258,421
Umpqua Holdings Corp.	34,441	610,983
United Bankshares, Inc.(a)	9,607	405,896
Univest Corp. of Pennsylvania	4,836	125,252
Valley National Bancorp	49,061	578,920
Washington Trust Bancorp, Inc.	2,100	103,530
Wells Fargo & Co.	624,426	34,755,551
West Bancorporation, Inc.	3,096	71,053

Total Banks		42,349,943
Beverages – 4.0%
Coca-Cola Co. (The)	672,007	28,519,977
PepsiCo, Inc.	194,860	21,797,040

Total Beverages		50,317,017
Biotechnology – 1.6%
AbbVie, Inc.	316,061	20,594,535
Capital Markets – 0.5%
Arlington Asset Investment Corp. Class A(a)	15,565	219,933
Artisan Partners Asset Management, Inc. Class A	13,546	373,870
BGC Partners, Inc. Class A	66,364	753,895
Cohen & Steers, Inc.	6,950	277,791
Federated Investors, Inc. Class B	17,823	469,458
Gain Capital Holdings, Inc.	6,899	57,469
Greenhill & Co., Inc.	9,541	279,551
Janus Capital Group, Inc.	23,097	304,880
Moelis & Co. Class A	3,964	152,614
T. Rowe Price Group, Inc.	31,757	2,164,240
Virtu Financial, Inc. Class A	8,548	145,316
Waddell & Reed Financial, Inc. Class A	30,637	520,829
Westwood Holdings Group, Inc.	1,780	95,070

Total Capital Markets		5,814,916
Chemicals – 1.2%
CF Industries Holdings, Inc.	41,709	1,224,159
Dow Chemical Co. (The)	166,374	10,571,404
Innophos Holdings, Inc.	3,191	172,218
Kronos Worldwide, Inc.	28,242	464,016
Mosaic Co. (The)	56,880	1,659,759
Olin Corp.	24,190	795,125

Total Chemicals		14,886,681
Commercial Services & Supplies – 0.3%
Covanta Holding Corp.	44,258	694,851
Ennis, Inc.	4,471	76,007
Essendant, Inc.	4,236	64,175
KAR Auction Services, Inc.	18,473	806,716
McGrath RentCorp	4,353	146,130
Pitney Bowes, Inc.	37,955	497,590
Quad/Graphics, Inc.	8,622	217,619
RR Donnelley & Sons Co.	11,153	135,063
Steelcase, Inc. Class A	11,420	191,285
West Corp.	15,179	370,671

Total Commercial Services & Supplies		3,200,107
Communications Equipment – 2.2%
Black Box Corp.	2,052	18,365
Cisco Systems, Inc.	811,806	27,439,043
Comtech Telecommunications Corp.	7,962	117,360

Total Communications Equipment		27,574,768
Consumer Finance – 0.1%
Navient Corp.	54,023	797,379
Containers & Packaging – 0.6%
Greif, Inc. Class B	3,639	237,627
International Paper Co.	66,476	3,375,651
Myers Industries, Inc.	5,268	83,498
Packaging Corp. of America	12,740	1,167,239
Sonoco Products Co.	12,866	680,869
WestRock Co.	35,408	1,842,278

Total Containers & Packaging		7,387,162

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	29

Schedule of Investments (continued)

WisdomTree High Dividend Fund (DHS)

March 31, 2017

Investments	Shares	Value
Distributors – 0.0%
Weyco Group, Inc.	1,569	$44,058
Diversified Consumer Services – 0.1%
H&R Block, Inc.	38,697	899,705
Diversified Financial Services – 0.0%
Marlin Business Services Corp.	1,944	50,058
Diversified Telecommunication Services – 8.5%
AT&T, Inc.	1,392,993	57,878,859
CenturyLink, Inc.	229,251	5,403,446
Cogent Communications Holdings, Inc.	9,600	413,280
Consolidated Communications Holdings, Inc.	13,532	316,919
Frontier Communications Corp.(a)	625,715	1,339,030
IDT Corp. Class B	7,079	90,045
Verizon Communications, Inc.	854,758	41,669,453
Windstream Holdings, Inc.(a)	42,997	234,334

Total Diversified Telecommunication Services		107,345,366
Electric Utilities – 6.4%
ALLETE, Inc.	7,434	503,356
Alliant Energy Corp.	33,982	1,346,027
American Electric Power Co., Inc.	88,446	5,937,380
Avangrid, Inc.	66,977	2,862,597
Duke Energy Corp.	145,346	11,919,825
Edison International	41,378	3,294,103
El Paso Electric Co.	4,990	251,995
Entergy Corp.	40,926	3,108,739
Eversource Energy	48,673	2,860,999
Exelon Corp.	157,072	5,651,451
FirstEnergy Corp.	92,175	2,933,009
Great Plains Energy, Inc.	40,769	1,191,270
Hawaiian Electric Industries, Inc.	19,406	646,414
IDACORP, Inc.	6,464	536,253
NextEra Energy, Inc.	66,993	8,599,891
OGE Energy Corp.	34,149	1,194,532
Otter Tail Corp.	5,662	214,590
PG&E Corp.	77,517	5,144,028
Pinnacle West Capital Corp.	17,906	1,493,002
PNM Resources, Inc.	9,670	357,790
Portland General Electric Co.	12,427	552,007
PPL Corp.	142,540	5,329,571
Southern Co. (The)	214,195	10,662,627
Westar Energy, Inc.	17,801	966,060
Xcel Energy, Inc.	80,653	3,585,026

Total Electric Utilities		81,142,542
Electrical Equipment – 0.5%
Emerson Electric Co.	100,319	6,005,095
General Cable Corp.	8,569	153,814

Total Electrical Equipment		6,158,909
Electronic Equipment, Instruments & Components – 0.0%
AVX Corp.	21,887	358,509
Daktronics, Inc.	9,952	94,046

Total Electronic Equipment, Instruments & Components		452,555
Energy Equipment & Services – 0.1%
Archrock, Inc.	11,866	147,139
Helmerich & Payne, Inc.	17,739	1,180,885

Total Energy Equipment & Services		1,328,024
Equity Real Estate Investment Trusts (REITs) – 12.3%
Acadia Realty Trust	10,367	311,632
Agree Realty Corp.	5,173	248,097
Alexander’s, Inc.	886	382,628
Alexandria Real Estate Equities, Inc.	10,762	1,189,416
American Campus Communities, Inc.	22,164	1,054,785
Apartment Investment & Management Co. Class A	23,582	1,045,862
Apple Hospitality REIT, Inc.	63,464	1,212,162
Armada Hoffler Properties, Inc.	8,752	121,565
Ashford Hospitality Prime, Inc.	972	10,313
Ashford Hospitality Trust, Inc.	34,665	220,816
AvalonBay Communities, Inc.	20,310	3,728,916
Bluerock Residential Growth REIT, Inc.	9,365	115,283
Brandywine Realty Trust	33,067	536,677
Brixmor Property Group, Inc.	60,273	1,293,459
Camden Property Trust	15,382	1,237,636
Care Capital Properties, Inc.	34,959	939,348
CareTrust REIT, Inc.	13,015	218,912
CatchMark Timber Trust, Inc. Class A	7,896	90,962
CBL & Associates Properties, Inc.	69,048	658,718
Cedar Realty Trust, Inc.	5,373	26,972
Chatham Lodging Trust	10,102	199,515
Chesapeake Lodging Trust	17,027	407,967
Colony Starwood Homes	12,164	412,968
Columbia Property Trust, Inc.	32,052	713,157
Community Healthcare Trust, Inc.	2,160	51,624
CoreCivic, Inc.	47,577	1,494,869
CorEnergy Infrastructure Trust, Inc.	4,973	167,988
CoreSite Realty Corp.	4,424	398,381
Corporate Office Properties Trust	16,538	547,408
Cousins Properties, Inc.	69,709	576,493
Crown Castle International Corp.	74,518	7,038,225
CubeSmart	26,992	700,712
CyrusOne, Inc.	13,554	697,624
DCT Industrial Trust, Inc.	11,177	537,837
DDR Corp.	84,002	1,052,545
DiamondRock Hospitality Co.	44,612	497,424
Digital Realty Trust, Inc.	27,886	2,966,792
Duke Realty Corp.	47,548	1,249,086
DuPont Fabros Technology, Inc.	16,646	825,475
Easterly Government Properties, Inc.	7,850	155,352
EastGroup Properties, Inc.	5,207	382,871
Education Realty Trust, Inc.	11,548	471,736
EPR Properties	16,019	1,179,479
Equity Residential	54,256	3,375,808
Essex Property Trust, Inc.	8,864	2,052,282
Extra Space Storage, Inc.	24,408	1,815,711
Federal Realty Investment Trust	9,178	1,225,263
FelCor Lodging Trust, Inc.	13,434	100,889

See Notes to Financial Statements.

30	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree High Dividend Fund (DHS)

March 31, 2017

Investments	Shares	Value
First Industrial Realty Trust, Inc.	15,168	$403,924
First Potomac Realty Trust	15,987	164,346
Four Corners Property Trust, Inc.	11,455	261,518
Franklin Street Properties Corp.	29,506	358,203
Gaming and Leisure Properties, Inc.	74,741	2,497,844
Geo Group, Inc. (The)	26,230	1,216,285
Getty Realty Corp.	8,850	223,640
GGP, Inc.	137,733	3,192,651
Gladstone Commercial Corp.	10,933	225,985
Global Net Lease, Inc.	21,907	527,521
Government Properties Income Trust(a)	29,216	611,491
Gramercy Property Trust	34,263	901,117
HCP, Inc.	108,602	3,397,071
Healthcare Realty Trust, Inc.	20,946	680,745
Healthcare Trust of America, Inc. Class A	27,423	862,728
Hersha Hospitality Trust	10,965	206,032
Highwoods Properties, Inc.	16,094	790,698
Hospitality Properties Trust	50,812	1,602,102
Host Hotels & Resorts, Inc.	144,974	2,705,215
Independence Realty Trust, Inc.	21,622	202,598
InfraREIT, Inc.	9,100	163,800
Investors Real Estate Trust	43,254	256,496
Iron Mountain, Inc.	77,937	2,780,013
Kimco Realty Corp.	82,371	1,819,575
Kite Realty Group Trust	17,346	372,939
Lamar Advertising Co. Class A	17,379	1,298,906
LaSalle Hotel Properties	31,121	900,953
Lexington Realty Trust	71,487	713,440
Liberty Property Trust	32,485	1,252,297
Life Storage, Inc.	9,773	802,559
LTC Properties, Inc.	8,564	410,216
Macerich Co. (The)	26,445	1,703,058
Medical Properties Trust, Inc.	110,673	1,426,575
Mid-America Apartment Communities, Inc.	12,623	1,284,264
Monmouth Real Estate Investment Corp. Class A	14,795	211,125
Monogram Residential Trust, Inc.	17,494	174,415
National Health Investors, Inc.	9,062	658,173
National Retail Properties, Inc.	29,783	1,299,134
National Storage Affiliates Trust	7,547	180,373
New Senior Investment Group, Inc.	40,296	411,019
NexPoint Residential Trust, Inc.	6,536	157,910
NorthStar Realty Europe Corp.	9,230	106,976
Omega Healthcare Investors, Inc.	72,450	2,390,126
One Liberty Properties, Inc.	5,931	138,548
Outfront Media, Inc.	35,445	941,065
Pebblebrook Hotel Trust	14,536	424,597
Pennsylvania Real Estate Investment Trust	13,938	211,021
Physicians Realty Trust	27,519	546,803
Piedmont Office Realty Trust, Inc. Class A	27,561	589,254
Potlatch Corp.	6,668	304,728
Preferred Apartment Communities, Inc. Class A	6,693	88,415
Prologis, Inc.	78,946	4,095,719
Public Storage	29,462	6,449,526
QTS Realty Trust, Inc. Class A	6,019	293,426
Ramco-Gershenson Properties Trust	19,601	274,806
Rayonier, Inc.	20,457	579,751
Realty Income Corp.	52,338	3,115,681
Regency Centers Corp.	23,740	1,576,099
Retail Opportunity Investments Corp.	19,425	408,508
Retail Properties of America, Inc. Class A	47,289	681,907
RLJ Lodging Trust	30,922	726,976
Ryman Hospitality Properties, Inc.	11,357	702,203
Sabra Health Care REIT, Inc.	20,917	584,212
Saul Centers, Inc.	3,283	202,298
Select Income REIT	33,493	863,784
Senior Housing Properties Trust	95,025	1,924,256
Silver Bay Realty Trust Corp.	5,109	109,690
Simon Property Group, Inc.	52,589	9,046,886
Spirit Realty Capital, Inc.	147,192	1,491,055
STAG Industrial, Inc.	20,875	522,293
STORE Capital Corp.	33,869	808,792
Summit Hotel Properties, Inc.	15,772	252,037
Sun Communities, Inc.	11,996	963,639
Tanger Factory Outlet Centers, Inc.	16,157	529,465
Taubman Centers, Inc.	8,795	580,646
Terreno Realty Corp.	6,926	193,928
Tier REIT, Inc.	10,461	181,603
UDR, Inc.	42,981	1,558,491
UMH Properties, Inc.	9,741	148,161
Uniti Group, Inc.	69,253	1,790,190
Universal Health Realty Income Trust	2,613	168,539
Urban Edge Properties	14,608	384,190
Urstadt Biddle Properties, Inc. Class A	7,416	152,473
Ventas, Inc.	77,460	5,037,998
VEREIT, Inc.	291,194	2,472,237
W.P. Carey, Inc.	33,050	2,056,371
Washington Prime Group, Inc.	83,992	729,890
Washington Real Estate Investment Trust	14,149	442,581
Weingarten Realty Investors	24,318	811,978
Welltower, Inc.	88,926	6,297,739
Weyerhaeuser Co.	132,023	4,486,142
Whitestone REIT	12,591	174,259
Xenia Hotels & Resorts, Inc.	28,132	480,213

Total Equity Real Estate Investment Trusts (REITs)		155,340,765
Food & Staples Retailing – 2.4%
Village Super Market, Inc. Class A	2,843	75,339
Wal-Mart Stores, Inc.	412,145	29,707,412

Total Food & Staples Retailing		29,782,751
Food Products – 2.2%
Archer-Daniels-Midland Co.	69,888	3,217,644
B&G Foods, Inc.	11,382	458,126
Flowers Foods, Inc.	31,605	613,453
General Mills, Inc.	83,241	4,912,051
Kellogg Co.	46,263	3,359,156
Kraft Heinz Co. (The)	163,058	14,807,297

Total Food Products		27,367,727

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	31

Schedule of Investments (continued)

WisdomTree High Dividend Fund (DHS)

March 31, 2017

Investments	Shares	Value
Gas Utilities – 0.2%
National Fuel Gas Co.	11,294	$673,348
New Jersey Resources Corp.	11,541	457,024
Northwest Natural Gas Co.	5,042	297,982
South Jersey Industries, Inc.	12,042	429,297
Spire, Inc.	7,133	481,478
WGL Holdings, Inc.	6,016	496,500

Total Gas Utilities		2,835,629
Health Care Equipment & Supplies – 0.0%
Meridian Bioscience, Inc.	8,025	110,745
Health Care Providers & Services – 0.0%
Owens & Minor, Inc.	6,993	241,958
Health Care Technology – 0.0%
Computer Programs & Systems, Inc.(a)	3,071	85,988
Hotels, Restaurants & Leisure – 2.8%
Bob Evans Farms, Inc.	3,424	222,115
ClubCorp Holdings, Inc.	7,264	116,587
Cracker Barrel Old Country Store, Inc.(a)	3,053	486,190
Darden Restaurants, Inc.	16,639	1,392,185
DineEquity, Inc.	3,837	208,810
ILG, Inc.	13,528	283,547
Las Vegas Sands Corp.	192,352	10,977,529
McDonald’s Corp.	120,308	15,593,120
Six Flags Entertainment Corp.	18,513	1,101,338
Speedway Motorsports, Inc.	5,805	109,366
Wyndham Worldwide Corp.	12,752	1,074,866
Yum! Brands, Inc.	53,742	3,434,114

Total Hotels, Restaurants & Leisure		34,999,767
Household Durables – 0.1%
CSS Industries, Inc.	1,181	30,611
Leggett & Platt, Inc.	16,793	845,024
MDC Holdings, Inc.	9,647	289,892
Tupperware Brands Corp.	11,848	743,107

Total Household Durables		1,908,634
Household Products – 3.4%
Kimberly-Clark Corp.	53,517	7,044,443
Orchids Paper Products Co.(a)	2,830	67,920
Procter & Gamble Co. (The)	396,994	35,669,911

Total Household Products		42,782,274
Independent Power & Renewable Electricity Producers – 0.2%
AES Corp.	114,337	1,278,288
NRG Yield, Inc. Class A	11,670	202,941
Pattern Energy Group, Inc.	31,121	626,466

Total Independent Power & Renewable Electricity Producers		2,107,695
Industrial Conglomerates – 2.8%
General Electric Co.	1,196,533	35,656,683
Insurance – 1.8%
American National Insurance Co.	3,169	374,037
Arthur J. Gallagher & Co.	24,863	1,405,754
Baldwin & Lyons, Inc. Class B	2,959	72,348
Donegal Group, Inc. Class A	3,713	65,423
EMC Insurance Group, Inc.	3,812	106,965
Erie Indemnity Co. Class A	5,488	673,378
First American Financial Corp.	18,731	735,754
FNF Group	36,873	1,435,835
HCI Group, Inc.	1,763	80,357
Horace Mann Educators Corp.	4,692	192,607
Mercury General Corp.(a)	10,687	651,800
MetLife, Inc.	143,412	7,575,022
Old Republic International Corp.	50,140	1,026,867
Principal Financial Group, Inc.	37,948	2,394,898
Prudential Financial, Inc.	53,083	5,662,894
Safety Insurance Group, Inc.	2,783	195,088

Total Insurance		22,649,027
Internet & Catalog Retail – 0.0%
HSN, Inc.	8,020	297,542
PetMed Express, Inc.(a)	5,540	111,576

Total Internet & Catalog Retail		409,118
Internet Software & Services – 0.0%
Reis, Inc.	1,598	28,604
IT Services – 2.4%
International Business Machines Corp.	149,472	26,029,054
Paychex, Inc.	51,374	3,025,929
Western Union Co. (The)	66,127	1,345,684

Total IT Services		30,400,667
Leisure Products – 0.2%
Mattel, Inc.	82,231	2,105,936
Sturm Ruger & Co., Inc.(a)	2,667	142,818

Total Leisure Products		2,248,754
Machinery – 1.0%
American Railcar Industries, Inc.(a)	3,044	125,109
Caterpillar, Inc.	87,849	8,148,873
Cummins, Inc.	22,860	3,456,432
Douglas Dynamics, Inc.	4,280	131,182
Miller Industries, Inc.	1,815	47,825
Timken Co. (The)	9,798	442,870

Total Machinery		12,352,291
Media – 0.2%
Cinemark Holdings, Inc.	14,832	657,651
Gannett Co., Inc.	29,320	245,702
Meredith Corp.	6,257	404,202
National CineMedia, Inc.	16,834	212,613
New Media Investment Group, Inc.	18,301	260,057
Regal Entertainment Group Class A	25,202	569,061
Time, Inc.	19,836	383,827
Tribune Media Co. Class A	11,668	434,866

Total Media		3,167,979
Metals & Mining – 0.0%
Compass Minerals International, Inc.	5,415	367,408
Schnitzer Steel Industries, Inc. Class A	3,380	69,797

Total Metals & Mining		437,205

See Notes to Financial Statements.

32	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree High Dividend Fund (DHS)

March 31, 2017

Investments	Shares	Value
Multi-Utilities – 3.0%
Ameren Corp.	39,405	$2,151,119
Avista Corp.	9,768	381,440
Black Hills Corp.	6,924	460,238
CenterPoint Energy, Inc.	86,163	2,375,514
CMS Energy Corp.	39,302	1,758,371
Consolidated Edison, Inc.	53,247	4,135,162
Dominion Resources, Inc.	110,181	8,546,740
DTE Energy Co.	28,307	2,890,428
MDU Resources Group, Inc.	24,640	674,397
NiSource, Inc.	45,499	1,082,421
NorthWestern Corp.	8,452	496,132
Public Service Enterprise Group, Inc.	90,502	4,013,764
SCANA Corp.	21,176	1,383,852
Sempra Energy	34,719	3,836,450
Unitil Corp.	3,234	145,627
Vectren Corp.	12,724	745,754
WEC Energy Group, Inc.	50,914	3,086,916

Total Multi-Utilities		38,164,325
Multiline Retail – 0.6%
Kohl’s Corp.	29,310	1,166,831
Macy’s, Inc.	51,209	1,517,835
Target Corp.	81,175	4,480,048

Total Multiline Retail		7,164,714
Oil, Gas & Consumable Fuels – 9.9%
Alon USA Energy, Inc.	17,320	211,131
Chevron Corp.	329,123	35,337,936
CVR Energy, Inc.(a)	32,219	646,958
Delek U.S. Holdings, Inc.	5,261	127,684
Evolution Petroleum Corp.	9,914	79,312
Exxon Mobil Corp.	653,220	53,570,572
HollyFrontier Corp.	32,483	920,568
Marathon Petroleum Corp.	71,172	3,597,033
Murphy Oil Corp.	25,706	734,935
Occidental Petroleum Corp.	153,981	9,756,236
ONEOK, Inc.	43,079	2,388,300
PBF Energy, Inc. Class A	17,403	385,824
Phillips 66	69,767	5,526,942
SemGroup Corp. Class A	14,034	505,224
Targa Resources Corp.	57,256	3,429,634
Valero Energy Corp.	73,999	4,905,394
Western Refining, Inc.	20,099	704,872
Williams Cos., Inc. (The)	93,995	2,781,312

Total Oil, Gas & Consumable Fuels		125,609,867
Paper & Forest Products – 0.0%
Domtar Corp.	10,507	383,716
Schweitzer-Mauduit International, Inc.	5,896	244,212

Total Paper & Forest Products		627,928
Personal Products – 0.0%
Nu Skin Enterprises, Inc. Class A	7,327	406,942
Pharmaceuticals – 9.5%
Eli Lilly & Co.	155,231	13,056,479
Johnson & Johnson	362,435	45,141,279
Merck & Co., Inc.	395,718	25,143,922
Pfizer, Inc.	1,073,666	36,730,114

Total Pharmaceuticals		120,071,794
Professional Services – 0.0%
CEB, Inc.	4,040	317,544
Semiconductors & Semiconductor Equipment – 3.2%
Cypress Semiconductor Corp.	58,185	800,626
Intel Corp.	644,297	23,239,793
KLA-Tencor Corp.	20,363	1,935,910
Maxim Integrated Products, Inc.	44,551	2,003,013
QUALCOMM, Inc.	213,721	12,254,762

Total Semiconductors & Semiconductor Equipment		40,234,104
Software – 0.2%
American Software, Inc. Class A	4,852	49,879
CA, Inc.	63,082	2,000,961

Total Software		2,050,840
Specialty Retail – 0.6%
Abercrombie & Fitch Co. Class A	12,766	152,298
American Eagle Outfitters, Inc.	23,755	333,283
Barnes & Noble, Inc.	15,917	147,232
Big 5 Sporting Goods Corp.	4,887	73,794
Buckle, Inc. (The)(a)	6,972	129,679
Cato Corp. (The) Class A	4,023	88,345
DSW, Inc. Class A	13,092	270,742
GameStop Corp. Class A	25,685	579,197
Gap, Inc. (The)	65,523	1,591,554
Guess?, Inc.	22,027	245,601
L Brands, Inc.	42,715	2,011,876
Pier 1 Imports, Inc.	18,527	132,653
Rent-A-Center, Inc.(a)	7,017	62,241
Staples, Inc.	144,767	1,269,607
Stein Mart, Inc.	8,860	26,669
Tailored Brands, Inc.(a)	6,247	93,330

Total Specialty Retail		7,208,101
Technology Hardware, Storage & Peripherals – 0.7%
CPI Card Group, Inc.(a)	11,561	48,556
HP, Inc.	269,980	4,827,243
Western Digital Corp.	39,280	3,241,778
Xerox Corp.	153,386	1,125,853

Total Technology Hardware, Storage & Peripherals		9,243,430
Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc.	46,166	1,908,041
VF Corp.	56,884	3,126,913

Total Textiles, Apparel & Luxury Goods		5,034,954
Thrifts & Mortgage Finance – 0.2%
Dime Community Bancshares, Inc.	5,668	115,061
New York Community Bancorp, Inc.	93,036	1,299,713
Northwest Bancshares, Inc.	15,124	254,688
Oritani Financial Corp.	9,237	157,029
Provident Financial Services, Inc.	7,948	205,456

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	33

Schedule of Investments (concluded)

WisdomTree High Dividend Fund (DHS)

March 31, 2017

Investments	Shares	Value
TrustCo Bank Corp.	13,631	$107,003
United Financial Bancorp, Inc.	8,633	146,847

Total Thrifts & Mortgage Finance		2,285,797
Tobacco – 6.1%
Altria Group, Inc.	335,674	23,973,837
Philip Morris International, Inc.	334,256	37,737,503
Reynolds American, Inc.	222,420	14,016,908
Universal Corp.	4,290	303,518
Vector Group Ltd.	39,929	830,523

Total Tobacco		76,862,289
Trading Companies & Distributors – 0.1%
GATX Corp.(a)	4,938	301,020
H&E Equipment Services, Inc.	7,811	191,526
Watsco, Inc.	3,443	492,969

Total Trading Companies & Distributors		985,515
Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	23,730	1,912,163
Water Utilities – 0.0%
Artesian Resources Corp. Class A	1,349	43,923
TOTAL COMMON STOCKS (Cost: $1,160,156,700)		1,257,868,683
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree Total Dividend Fund(b) (Cost: $2,790,101)	32,942	2,766,798
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $4,131,492)(d)	4,131,492	4,131,492
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $1,167,078,293)		1,264,766,973
Liabilities in Excess of Cash and Other Assets – (0.1)%		(1,398,506)

NET ASSETS – 100.0%		$1,263,368,467
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $4,647,754 and the total market value of the collateral held by the Fund was $4,792,820. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $661,328.

See Notes to Financial Statements.

34	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 2.6%
Boeing Co. (The)	84,144	$14,881,708
General Dynamics Corp.	26,231	4,910,443
L3 Technologies, Inc.	6,174	1,020,500
Lockheed Martin Corp.	40,379	10,805,420
Northrop Grumman Corp.	13,271	3,156,375
Raytheon Co.	28,551	4,354,028
Rockwell Collins, Inc.	9,107	884,836
Textron, Inc.	1,911	90,945
United Technologies Corp.	97,219	10,908,944

Total Aerospace & Defense		51,013,199
Air Freight & Logistics – 0.6%
FedEx Corp.	10,251	2,000,482
United Parcel Service, Inc. Class B	88,316	9,476,307

Total Air Freight & Logistics		11,476,789
Airlines – 0.2%
American Airlines Group, Inc.	21,955	928,697
Delta Air Lines, Inc.	55,515	2,551,469
Southwest Airlines Co.	23,469	1,261,693

Total Airlines		4,741,859
Automobiles – 1.1%
Ford Motor Co.	870,965	10,138,033
General Motors Co.	301,898	10,675,113

Total Automobiles		20,813,146
Banks – 6.6%
Bank of America Corp.	642,375	15,153,626
BB&T Corp.	101,274	4,526,948
Citigroup, Inc.	148,310	8,871,904
Citizens Financial Group, Inc.	34,492	1,191,699
Fifth Third Bancorp	74,582	1,894,383
First Republic Bank	5,369	503,666
Huntington Bancshares, Inc.	119,353	1,598,137
JPMorgan Chase & Co.	393,805	34,591,831
KeyCorp	95,317	1,694,736
M&T Bank Corp.	14,316	2,215,115
PNC Financial Services Group, Inc. (The)	46,094	5,542,343
Regions Financial Corp.	113,208	1,644,912
SunTrust Banks, Inc.	46,937	2,595,616
U.S. Bancorp	179,850	9,262,275
Wells Fargo & Co.	652,681	36,328,224

Total Banks		127,615,415
Beverages – 3.0%
Coca-Cola Co. (The)	702,573	29,817,198
Constellation Brands, Inc. Class A	8,720	1,413,250
Dr. Pepper Snapple Group, Inc.	20,693	2,026,259
Molson Coors Brewing Co. Class B	15,281	1,462,544
PepsiCo, Inc.	203,781	22,794,943

Total Beverages		57,514,194
Biotechnology – 2.5%
AbbVie, Inc.	330,568	21,539,811
Amgen, Inc.	101,467	16,647,691
Gilead Sciences, Inc.	167,162	11,353,643

Total Biotechnology		49,541,145
Capital Markets – 2.4%
Ameriprise Financial, Inc.	19,717	2,556,901
Bank of New York Mellon Corp. (The)	81,481	3,848,348
BlackRock, Inc.	18,846	7,227,629
Charles Schwab Corp. (The)	45,359	1,851,101
CME Group, Inc.	32,419	3,851,377
Franklin Resources, Inc.	48,006	2,022,973
Goldman Sachs Group, Inc. (The)	21,198	4,869,604
Intercontinental Exchange, Inc.	32,629	1,953,498
Moody’s Corp.	13,626	1,526,657
Morgan Stanley	166,045	7,113,368
Northern Trust Corp.	19,417	1,681,124
S&P Global, Inc.	16,136	2,109,621
State Street Corp.	35,879	2,856,327
T. Rowe Price Group, Inc.	33,312	2,270,213
TD Ameritrade Holding Corp.	43,804	1,702,223

Total Capital Markets		47,440,964
Chemicals – 1.9%
Air Products & Chemicals, Inc.	24,213	3,275,777
Celanese Corp. Series A	12,126	1,089,521
Dow Chemical Co. (The)	174,968	11,117,466
E.I. du Pont de Nemours & Co.	85,594	6,875,766
Ecolab, Inc.	16,320	2,045,549
Monsanto Co.	44,257	5,009,892
PPG Industries, Inc.	20,173	2,119,779
Praxair, Inc.	33,823	4,011,408
Sherwin-Williams Co. (The)	5,394	1,673,165

Total Chemicals		37,218,323
Commercial Services & Supplies – 0.4%
Cintas Corp.	5,005	633,333
Republic Services, Inc.	39,108	2,456,373
Waste Management, Inc.	51,719	3,771,350

Total Commercial Services & Supplies		6,861,056
Communications Equipment – 1.6%
Cisco Systems, Inc.	848,733	28,687,176
Harris Corp.	11,438	1,272,706
Motorola Solutions, Inc.	18,574	1,601,450

Total Communications Equipment		31,561,332
Construction Materials – 0.0%
Martin Marietta Materials, Inc.	1,905	415,766
Vulcan Materials Co.	3,756	452,523

Total Construction Materials		868,289
Consumer Finance – 0.7%
American Express Co.	75,941	6,007,693
Capital One Financial Corp.	42,582	3,690,156
Discover Financial Services	32,924	2,251,672

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	35

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2017

Investments	Shares	Value
Synchrony Financial	55,107	$1,890,170

Total Consumer Finance		13,839,691
Containers & Packaging – 0.3%
Ball Corp.	4,902	364,023
International Paper Co.	70,551	3,582,580
WestRock Co.	37,444	1,948,211

Total Containers & Packaging		5,894,814
Distributors – 0.1%
Genuine Parts Co.	18,909	1,747,381
Diversified Telecommunication Services – 5.7%
AT&T, Inc.	1,458,397	60,596,395
CenturyLink, Inc.	241,428	5,690,458
Verizon Communications, Inc.	895,043	43,633,346

Total Diversified Telecommunication Services		109,920,199
Electric Utilities – 3.9%
American Electric Power Co., Inc.	92,069	6,180,592
Avangrid, Inc.	71,604	3,060,355
Duke Energy Corp.	150,947	12,379,163
Edison International	43,091	3,430,474
Entergy Corp.	42,575	3,233,997
Eversource Energy	50,527	2,969,977
Exelon Corp.	166,147	5,977,969
FirstEnergy Corp.	95,523	3,039,542
NextEra Energy, Inc.	70,188	9,010,034
PG&E Corp.	80,596	5,348,351
PPL Corp.	148,057	5,535,851
Southern Co. (The)	224,285	11,164,907
Xcel Energy, Inc.	84,046	3,735,845

Total Electric Utilities		75,067,057
Electrical Equipment – 0.4%
Acuity Brands, Inc.	377	76,908
Emerson Electric Co.	106,140	6,353,540
Rockwell Automation, Inc.	14,280	2,223,539

Total Electrical Equipment		8,653,987
Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp. Class A	14,524	1,033,673
Corning, Inc.	105,627	2,851,929

Total Electronic Equipment, Instruments & Components		3,885,602
Energy Equipment & Services – 0.2%
Baker Hughes, Inc.	22,547	1,348,762
Halliburton Co.	57,647	2,836,809
National Oilwell Varco, Inc.	11,594	464,803

Total Energy Equipment & Services		4,650,374
Equity Real Estate Investment Trusts (REITs) – 4.3%
American Tower Corp.	44,852	5,451,312
AvalonBay Communities, Inc.	21,673	3,979,163
Boston Properties, Inc.	14,998	1,985,885
Crown Castle International Corp.	78,745	7,437,465
Digital Realty Trust, Inc.(a)	28,981	3,083,289
Equinix, Inc.	6,939	2,778,167
Equity Residential	57,202	3,559,108
Essex Property Trust, Inc.	9,045	2,094,189
GGP, Inc.	141,910	3,289,474
HCP, Inc.(a)	115,439	3,610,932
Host Hotels & Resorts, Inc.	155,133	2,894,782
Prologis, Inc.	83,749	4,344,898
Public Storage	31,137	6,816,201
Realty Income Corp.	54,441	3,240,873
Simon Property Group, Inc.	55,397	9,529,946
Ventas, Inc.	81,934	5,328,987
Vornado Realty Trust	22,383	2,245,239
Welltower, Inc.	93,449	6,618,058
Weyerhaeuser Co.	139,826	4,751,287

Total Equity Real Estate Investment Trusts (REITs)		83,039,255
Food & Staples Retailing – 2.9%
Costco Wholesale Corp.	24,362	4,085,264
CVS Health Corp.	110,917	8,706,985
Kroger Co. (The)	61,269	1,806,823
Sysco Corp.	65,394	3,395,256
Wal-Mart Stores, Inc.	430,450	31,026,836
Walgreens Boots Alliance, Inc.	92,442	7,677,308

Total Food & Staples Retailing		56,698,472
Food Products – 2.4%
Archer-Daniels-Midland Co.	74,228	3,417,457
Campbell Soup Co.	35,161	2,012,616
Conagra Brands, Inc.	54,573	2,201,475
General Mills, Inc.	86,392	5,097,992
Hershey Co. (The)	18,292	1,998,401
Hormel Foods Corp.	48,768	1,688,836
J.M. Smucker Co. (The)	12,857	1,685,296
Kellogg Co.	48,081	3,491,161
Kraft Heinz Co. (The)	170,826	15,512,709
Mead Johnson Nutrition Co.	19,939	1,776,166
Mondelez International, Inc. Class A	137,744	5,934,011
Tyson Foods, Inc. Class A	19,674	1,214,082

Total Food Products		46,030,202
Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	210,680	9,356,299
Baxter International, Inc.	30,509	1,582,197
Becton, Dickinson and Co.	17,861	3,276,422
C.R. Bard, Inc.	1,835	456,071
Danaher Corp.	21,005	1,796,557
DENTSPLY SIRONA, Inc.	5,006	312,574
Stryker Corp.	24,089	3,171,317
Zimmer Biomet Holdings, Inc.	8,725	1,065,410

Total Health Care Equipment & Supplies		21,016,847
Health Care Providers & Services – 1.3%
Aetna, Inc.	13,646	1,740,547
AmerisourceBergen Corp.	20,394	1,804,869
Anthem, Inc.	22,634	3,743,211
Cardinal Health, Inc.	39,013	3,181,510
Cigna Corp.	387	56,692

See Notes to Financial Statements.

36	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2017

Investments	Shares	Value
Humana, Inc.	4,280	$882,279
McKesson Corp.	8,052	1,193,790
Quest Diagnostics, Inc.	12,496	1,226,982
UnitedHealth Group, Inc.	72,591	11,905,650

Total Health Care Providers & Services		25,735,530
Hotels, Restaurants & Leisure – 2.2%
Hilton Worldwide Holdings, Inc.	17,448	1,020,010
Las Vegas Sands Corp.	202,914	11,580,302
Marriott International, Inc. Class A	28,025	2,639,394
McDonald’s Corp.	126,222	16,359,633
Starbucks Corp.	121,848	7,114,705
Yum! Brands, Inc.	55,404	3,540,316

Total Hotels, Restaurants & Leisure		42,254,360
Household Durables – 0.2%
Newell Brands, Inc.	37,589	1,773,073
Whirlpool Corp.	8,657	1,483,204

Total Household Durables		3,256,277
Household Products – 2.9%
Church & Dwight Co., Inc.	19,807	987,775
Clorox Co. (The)	16,944	2,284,560
Colgate-Palmolive Co.	102,626	7,511,197
Kimberly-Clark Corp.	56,423	7,426,959
Procter & Gamble Co. (The)	414,960	37,284,156

Total Household Products		55,494,647
Industrial Conglomerates – 3.2%
3M Co.	72,759	13,920,979
General Electric Co.	1,254,899	37,395,990
Honeywell International, Inc.	84,639	10,568,872
Roper Technologies, Inc.	3,514	725,606

Total Industrial Conglomerates		62,611,447
Insurance – 2.3%
Aflac, Inc.	50,284	3,641,567
Allstate Corp. (The)	33,341	2,716,958
American International Group, Inc.	98,618	6,156,722
Cincinnati Financial Corp.	18,718	1,352,750
Hartford Financial Services Group, Inc. (The)	35,109	1,687,690
Lincoln National Corp.	19,547	1,279,351
Loews Corp.	9,223	431,360
Marsh & McLennan Cos., Inc.	50,173	3,707,283
MetLife, Inc.	150,798	7,965,150
Principal Financial Group, Inc.	41,148	2,596,850
Progressive Corp. (The)	71,273	2,792,476
Prudential Financial, Inc.	56,183	5,993,603
Travelers Cos., Inc. (The)	30,963	3,732,280

Total Insurance		44,054,040
Internet & Catalog Retail – 0.0%
Expedia, Inc.	5,370	677,533
IT Services – 2.5%
Alliance Data Systems Corp.	2,188	544,812
Automatic Data Processing, Inc.	51,282	5,250,764
Fidelity National Information Services, Inc.	21,880	1,742,086
International Business Machines Corp.	156,179	27,197,011
MasterCard, Inc. Class A	38,432	4,322,447
Paychex, Inc.	53,569	3,155,214
Visa, Inc. Class A	76,470	6,795,889

Total IT Services		49,008,223
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	17,830	942,672
Thermo Fisher Scientific, Inc.	8,114	1,246,310

Total Life Sciences Tools & Services		2,188,982
Machinery – 1.5%
Caterpillar, Inc.	92,803	8,608,406
Cummins, Inc.	24,272	3,669,926
Deere & Co.	36,373	3,959,565
Dover Corp.	16,326	1,311,794
Fortive Corp.	7,419	446,772
Illinois Tool Works, Inc.	35,714	4,731,034
PACCAR, Inc.	25,614	1,721,261
Parker-Hannifin Corp.	12,139	1,946,125
Stanley Black & Decker, Inc.	14,138	1,878,516

Total Machinery		28,273,399
Media – 2.3%
CBS Corp. Class B Non-Voting Shares	22,646	1,570,727
Comcast Corp. Class A	369,294	13,881,761
Omnicom Group, Inc.	29,208	2,518,022
Sirius XM Holdings, Inc.(a)	190,586	981,518
Time Warner, Inc.	64,437	6,296,139
Twenty-First Century Fox, Inc. Class A	64,311	2,083,033
Twenty-First Century Fox, Inc. Class B	48,463	1,540,154
Viacom, Inc. Class B	37,709	1,757,994
Walt Disney Co. (The)	115,913	13,143,375

Total Media		43,772,723
Metals & Mining – 0.1%
Newmont Mining Corp.	13,404	441,796
Nucor Corp.	37,279	2,226,302

Total Metals & Mining		2,668,098
Multi-Utilities – 1.6%
Ameren Corp.	41,987	2,292,070
CMS Energy Corp.	39,255	1,756,269
Consolidated Edison, Inc.	56,314	4,373,345
Dominion Resources, Inc.	115,665	8,972,134
DTE Energy Co.	29,646	3,027,153
Public Service Enterprise Group, Inc.	94,516	4,191,785
Sempra Energy	36,073	3,986,067
WEC Energy Group, Inc.	52,729	3,196,959

Total Multi-Utilities		31,795,782
Multiline Retail – 0.4%
Dollar General Corp.	17,572	1,225,296
Macy’s, Inc.	53,982	1,600,026
Target Corp.	85,025	4,692,530

Total Multiline Retail		7,517,852

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	37

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2017

Investments	Shares	Value
Oil, Gas & Consumable Fuels – 7.4%
Anadarko Petroleum Corp.	9,051	$561,162
Apache Corp.	29,170	1,499,046
Chevron Corp.	345,055	37,048,555
Cimarex Energy Co.	1,412	168,720
ConocoPhillips	120,585	6,013,574
Devon Energy Corp.	14,706	613,534
EOG Resources, Inc.	18,538	1,808,382
EQT Corp.	1,151	70,326
Exxon Mobil Corp.	683,918	56,088,115
Hess Corp.	24,910	1,200,911
Kinder Morgan, Inc.	262,061	5,697,206
Marathon Oil Corp.	43,966	694,663
Marathon Petroleum Corp.	76,075	3,844,831
Noble Energy, Inc.	23,575	809,566
Occidental Petroleum Corp.	161,568	10,236,949
ONEOK, Inc.	42,914	2,379,152
Phillips 66	74,240	5,881,293
Pioneer Natural Resources Co.	428	79,707
Valero Energy Corp.	78,815	5,224,646
Williams Cos., Inc. (The)	100,004	2,959,118

Total Oil, Gas & Consumable Fuels		142,879,456
Personal Products – 0.1%
Coty, Inc. Class A	48,120	872,416
Estee Lauder Cos., Inc. (The) Class A	17,799	1,509,177

Total Personal Products		2,381,593
Pharmaceuticals – 7.1%
Bristol-Myers Squibb Co.	218,066	11,858,429
Eli Lilly & Co.	162,474	13,665,688
Johnson & Johnson	379,911	47,317,915
Merck & Co., Inc.	413,521	26,275,124
Pfizer, Inc.	1,122,245	38,392,002
Zoetis, Inc.	17,373	927,197

Total Pharmaceuticals		138,436,355
Professional Services – 0.0%
Equifax, Inc.	6,431	879,375
Road & Rail – 0.9%
CSX Corp.	87,719	4,083,319
Norfolk Southern Corp.	31,180	3,491,225
Union Pacific Corp.	93,353	9,887,950

Total Road & Rail		17,462,494
Semiconductors & Semiconductor Equipment – 3.4%
Analog Devices, Inc.	39,758	3,258,168
Applied Materials, Inc.	64,399	2,505,121
Intel Corp.	673,720	24,301,080
KLA-Tencor Corp.	21,848	2,077,089
Lam Research Corp.	13,310	1,708,472
Maxim Integrated Products, Inc.	46,488	2,090,101
Microchip Technology, Inc.	22,339	1,648,171
NVIDIA Corp.	16,259	1,771,093
QUALCOMM, Inc.	223,777	12,831,373
Skyworks Solutions, Inc.	12,855	1,259,533
Texas Instruments, Inc.	136,036	10,959,060
Xilinx, Inc.	29,438	1,704,166

Total Semiconductors & Semiconductor Equipment		66,113,427
Software – 4.3%
Activision Blizzard, Inc.	24,581	1,225,609
CA, Inc.	67,214	2,132,028
Intuit, Inc.	14,642	1,698,326
Microsoft Corp.	958,696	63,139,718
Oracle Corp.	298,153	13,300,605
Symantec Corp.	35,613	1,092,607

Total Software		82,588,893
Specialty Retail – 1.7%
Advance Auto Parts, Inc.	551	81,691
Best Buy Co., Inc.	37,227	1,829,707
Home Depot, Inc. (The)	123,288	18,102,377
L Brands, Inc.	43,892	2,067,313
Lowe’s Cos., Inc.	80,226	6,595,380
Ross Stores, Inc.	15,637	1,030,009
TJX Cos., Inc. (The)	41,631	3,292,180

Total Specialty Retail		32,998,657
Technology Hardware, Storage & Peripherals – 4.4%
Apple, Inc.	522,532	75,066,947
Hewlett Packard Enterprise Co.	82,861	1,963,806
HP, Inc.	286,063	5,114,807
Western Digital Corp.	41,763	3,446,700

Total Technology Hardware, Storage & Peripherals		85,592,260
Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc. Class B	91,670	5,108,769
VF Corp.	58,458	3,213,436

Total Textiles, Apparel & Luxury Goods		8,322,205
Tobacco – 4.1%
Altria Group, Inc.	351,638	25,113,986
Philip Morris International, Inc.	349,390	39,446,131
Reynolds American, Inc.	232,765	14,668,850

Total Tobacco		79,228,967
Trading Companies & Distributors – 0.2%
Fastenal Co.	34,835	1,794,003
W.W. Grainger, Inc.	6,111	1,422,396

Total Trading Companies & Distributors		3,216,399
Water Utilities – 0.1%
American Water Works Co., Inc.	16,759	1,303,347
TOTAL COMMON STOCKS (Cost: $1,688,013,188)		1,937,821,913

See Notes to Financial Statements.

38	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(b)
(Cost: $1,085,032)(c)	1,085,032	$1,085,032
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,689,098,220)		1,938,906,945
Cash and Other Assets in Excess of Liabilities – 0.1%		1,424,977

NET ASSETS – 100.0%		$1,940,331,922
(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(c)

At March 31, 2017, the total market value of the Fund’s securities on loan was $1,111,784 and the total market value of the collateral held by the Fund was $1,174,075. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $89,043.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	39

Schedule of Investments

WisdomTree LargeCap Value Fund (EZY)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.5%
United States – 99.5%
Aerospace & Defense – 4.9%
Curtiss-Wright Corp.	511	$46,634
DigitalGlobe, Inc.*	364	11,921
General Dynamics Corp.	5,105	955,656
HEICO Corp.	524	45,693
Huntington Ingalls Industries, Inc.	750	150,180
L3 Technologies, Inc.	1,194	197,356
Northrop Grumman Corp.	2,566	610,297
Raytheon Co.	4,632	706,380
Spirit AeroSystems Holdings, Inc. Class A	2,846	164,840
Teledyne Technologies, Inc.*	432	54,631

Total Aerospace & Defense		2,943,588
Air Freight & Logistics – 1.4%
FedEx Corp.	4,157	811,239
Airlines – 1.6%
Hawaiian Holdings, Inc.*	1,413	65,634
SkyWest, Inc.	1,141	39,079
Spirit Airlines, Inc.*	1,463	77,642
United Continental Holdings, Inc.*	10,611	749,561

Total Airlines		931,916
Auto Components – 0.1%
Dorman Products, Inc.*	372	30,552
LCI Industries	322	32,136

Total Auto Components		62,688
Automobiles – 0.5%
Harley-Davidson, Inc.	3,307	200,074
Thor Industries, Inc.	832	79,980

Total Automobiles		280,054
Banks – 10.2%
Bank of America Corp.	86,498	2,040,488
BB&T Corp.	7,556	337,753
Citizens Financial Group, Inc.	4,662	161,072
Comerica, Inc.	1,041	71,392
Community Bank System, Inc.	254	13,965
Fifth Third Bancorp	10,999	279,375
First Citizens BancShares, Inc. Class A	104	34,878
First Horizon National Corp.	1,894	35,039
First Midwest Bancorp, Inc.	588	13,924
Fulton Financial Corp.	1,484	26,489
Great Western Bancorp, Inc.	480	20,357
Hancock Holding Co.	399	18,174
Hilltop Holdings, Inc.	788	21,646
Iberiabank Corp.	341	26,973
International Bancshares Corp.	526	18,620
JPMorgan Chase & Co.	23,363	2,052,206
KeyCorp	7,099	126,220
Popular, Inc.	1,374	55,963
Regions Financial Corp.	12,284	178,487
ServisFirst Bancshares, Inc.	347	12,624
Sterling Bancorp	896	21,235
SunTrust Banks, Inc.	5,641	311,947
TCF Financial Corp.	1,662	28,287
Towne Bank	302	9,785
Trustmark Corp.	470	14,941
UMB Financial Corp.	312	23,497
United Community Banks, Inc.	498	13,790
Webster Financial Corp.	646	32,326
Wintrust Financial Corp.	438	30,275
Zions Bancorp	1,487	62,454

Total Banks		6,094,182
Building Products – 0.8%
Owens Corning	2,184	134,032
Simpson Manufacturing Co., Inc.	528	22,752
Trex Co., Inc.*	254	17,625
Universal Forest Products, Inc.	282	27,788
USG Corp.*	9,125	290,175

Total Building Products		492,372
Capital Markets – 3.3%
Evercore Partners, Inc. Class A	262	20,410
Goldman Sachs Group, Inc. (The)	4,954	1,138,033
Morgan Stanley	18,589	796,352

Total Capital Markets		1,954,795
Chemicals – 0.9%
Albemarle Corp.	1,929	203,779
Cabot Corp.	797	47,748
Chemours Co. (The)	1,711	65,873
H.B. Fuller Co.	610	31,452
Huntsman Corp.	3,027	74,283
Minerals Technologies, Inc.	418	32,019
Scotts Miracle-Gro Co. (The)	676	63,132

Total Chemicals		518,286
Commercial Services & Supplies – 1.3%
ABM Industries, Inc.	572	24,939
Brink’s Co. (The)	219	11,706
Cintas Corp.	1,176	148,811
HNI Corp.	546	25,165
MSA Safety, Inc.	334	23,610
Republic Services, Inc.	3,107	195,151
UniFirst Corp.	229	32,392
Waste Management, Inc.	4,737	345,422

Total Commercial Services & Supplies		807,196
Communications Equipment – 1.0%
Brocade Communications Systems, Inc.	5,129	64,010
CommScope Holding Co., Inc.*	739	30,824
EchoStar Corp. Class A*	1,184	67,429
F5 Networks, Inc.*	760	108,353
Finisar Corp.*	476	13,014
Harris Corp.	1,531	170,354
InterDigital, Inc.	735	63,430
Ubiquiti Networks, Inc.*(a)	1,185	59,558

Total Communications Equipment		576,972

See Notes to Financial Statements.

40	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2017

Investments	Shares	Value
Construction & Engineering – 0.5%
AECOM*	693	$24,664
EMCOR Group, Inc.	753	47,401
Fluor Corp.	806	42,412
Granite Construction, Inc.	331	16,613
Jacobs Engineering Group, Inc.	1,025	56,662
MasTec, Inc.*	500	20,025
Quanta Services, Inc.*	1,075	39,893
Valmont Industries, Inc.	187	29,079

Total Construction & Engineering		276,749
Construction Materials – 0.3%
Eagle Materials, Inc.	545	52,941
Martin Marietta Materials, Inc.	516	112,617

Total Construction Materials		165,558
Consumer Finance – 0.9%
Discover Financial Services	5,326	364,245
Navient Corp.	8,048	118,789
SLM Corp.*	3,812	46,125

Total Consumer Finance		529,159
Containers & Packaging – 0.8%
International Paper Co.	5,693	289,090
Packaging Corp. of America	1,477	135,323
Sonoco Products Co.	1,403	74,247

Total Containers & Packaging		498,660
Diversified Consumer Services – 0.1%
Grand Canyon Education, Inc.*	686	49,124
Diversified Financial Services – 3.4%
Berkshire Hathaway, Inc. Class B*	12,114	2,019,161
Leucadia National Corp.	445	11,570

Total Diversified Financial Services		2,030,731
Diversified Telecommunication Services – 6.0%
AT&T, Inc.	85,614	3,557,262
Electric Utilities – 2.1%
ALLETE, Inc.	597	40,423
Alliant Energy Corp.	2,781	110,155
Edison International	3,760	299,334
Exelon Corp.	10,713	385,454
MGE Energy, Inc.	303	19,695
OGE Energy Corp.	2,745	96,020
Pinnacle West Capital Corp.	1,658	138,244
Portland General Electric Co.	1,287	57,168
Westar Energy, Inc.	1,741	94,484

Total Electric Utilities		1,240,977
Electrical Equipment – 0.2%
EnerSys	483	38,128
Generac Holdings, Inc.*	445	16,590
Regal Beloit Corp.	788	59,612

Total Electrical Equipment		114,330
Electronic Equipment, Instruments & Components – 2.5%
Anixter International, Inc.*	315	24,980
Arrow Electronics, Inc.*	2,102	154,308
AVX Corp.	2,352	38,526
Belden, Inc.	506	35,010
Cognex Corp.	619	51,965
Coherent, Inc.*	196	40,305
Corning, Inc.	27,045	730,215
Dolby Laboratories, Inc. Class A	1,197	62,735
Itron, Inc.*	120	7,284
Keysight Technologies, Inc.*	2,666	96,349
Littelfuse, Inc.	212	33,901
Sanmina Corp.*	1,574	63,904
SYNNEX Corp.	498	55,746
Tech Data Corp.*	635	59,626
Trimble, Inc.*	1,158	37,068

Total Electronic Equipment, Instruments & Components		1,491,922
Equity Real Estate Investment Trusts (REITs) – 0.1%
Geo Group, Inc. (The)	673	31,207
Senior Housing Properties Trust	968	19,602

Total Equity Real Estate Investment Trusts (REITs)		50,809
Food & Staples Retailing – 6.5%
Sysco Corp.	5,185	269,205
United Natural Foods, Inc.*	770	33,287
Wal-Mart Stores, Inc.	49,330	3,555,707

Total Food & Staples Retailing		3,858,199
Food Products – 2.2%
Archer-Daniels-Midland Co.	10,050	462,702
Darling Ingredients, Inc.*	3,057	44,388
Ingredion, Inc.	1,171	141,023
Seaboard Corp.	23	95,898
Tyson Foods, Inc. Class A	8,428	520,092
WhiteWave Foods Co. (The)*	1,074	60,305

Total Food Products		1,324,408
Gas Utilities – 0.4%
New Jersey Resources Corp.	1,131	44,788
ONE Gas, Inc.	673	45,495
South Jersey Industries, Inc.	1,046	37,290
Southwest Gas Holdings, Inc.	617	51,155
WGL Holdings, Inc.	661	54,552

Total Gas Utilities		233,280
Health Care Equipment & Supplies – 2.9%
Baxter International, Inc.	32,424	1,681,509
Integra LifeSciences Holdings Corp.*	449	18,916
Masimo Corp.*	551	51,386

Total Health Care Equipment & Supplies		1,751,811
Health Care Providers & Services – 6.9%
Aetna, Inc.	5,610	715,555
Anthem, Inc.	4,616	763,394
HealthSouth Corp.	1,638	70,123
Humana, Inc.	1,618	333,534
Quest Diagnostics, Inc.	2,190	215,036
UnitedHealth Group, Inc.	12,070	1,979,601
WellCare Health Plans, Inc.*	446	62,534

Total Health Care Providers & Services		4,139,777

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	41

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2017

Investments	Shares	Value
Hotels, Restaurants & Leisure – 2.1%
Cheesecake Factory, Inc. (The)	634	$40,170
Cracker Barrel Old Country Store, Inc.(a)	337	53,667
Darden Restaurants, Inc.	1,476	123,497
Dave & Buster’s Entertainment, Inc.*	390	23,825
ILG, Inc.	4,009	84,029
Las Vegas Sands Corp.	8,680	495,368
Marriott Vacations Worldwide Corp.	399	39,872
MGM Resorts International	10,500	287,700
Texas Roadhouse, Inc.	741	32,997
Vail Resorts, Inc.	263	50,470
Wendy’s Co. (The)	4,071	55,406

Total Hotels, Restaurants & Leisure		1,287,001
Household Products – 0.2%
Spectrum Brands Holdings, Inc.	855	118,854
Independent Power & Renewable Electricity Producers – 0.3%
AES Corp.	11,422	127,698
Ormat Technologies, Inc.	500	28,540

Total Independent Power & Renewable Electricity Producers		156,238
Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	971	103,324
Insurance – 6.6%
Aflac, Inc.	6,523	472,396
Alleghany Corp.*	155	95,272
Allstate Corp. (The)	3,291	268,183
American Financial Group, Inc.	797	76,050
American National Insurance Co.	246	29,035
Arthur J. Gallagher & Co.	1,343	75,933
Brown & Brown, Inc.	935	39,008
Cincinnati Financial Corp.	1,447	104,575
Lincoln National Corp.	3,208	209,963
Loews Corp.	606	28,343
Marsh & McLennan Cos., Inc.	4,094	302,506
Mercury General Corp.	326	19,883
MetLife, Inc.	11,483	606,532
Primerica, Inc.	508	41,758
Principal Financial Group, Inc.	3,547	223,851
Prudential Financial, Inc.	7,610	811,835
Reinsurance Group of America, Inc.	887	112,631
Selective Insurance Group, Inc.	702	33,099
Torchmark Corp.	1,245	95,915
Unum Group	3,580	167,866
W.R. Berkley Corp.	1,447	102,202

Total Insurance		3,916,836
Internet Software & Services – 0.0%
GrubHub, Inc.*	356	11,709
IT Services – 0.2%
CACI International, Inc. Class A*	323	37,888
Computer Sciences Corp.	559	38,576
Science Applications International Corp.	449	33,406

Total IT Services		109,870
Leisure Products – 0.1%
Mattel, Inc.	3,613	92,529
Life Sciences Tools & Services – 0.1%
Bio-Rad Laboratories, Inc. Class A*	170	33,888
Machinery – 5.1%
AGCO Corp.	787	47,362
Barnes Group, Inc.	737	37,838
Caterpillar, Inc.	3,240	300,542
Colfax Corp.*	973	38,200
Crane Co.	989	74,007
Cummins, Inc.	2,435	368,172
Deere & Co.	4,340	472,452
Donaldson Co., Inc.	1,273	57,947
Hillenbrand, Inc.	854	30,616
Illinois Tool Works, Inc.	4,593	608,435
John Bean Technologies Corp.	220	19,349
Lincoln Electric Holdings, Inc.	723	62,800
Mueller Industries, Inc.	719	24,611
Mueller Water Products, Inc. Class A	1,286	15,201
Nordson Corp.	689	84,637
Oshkosh Corp.	930	63,789
PACCAR, Inc.	2,516	169,075
Parker-Hannifin Corp.	1,728	277,033
Terex Corp.	1,301	40,851
Timken Co. (The)	707	31,956
Toro Co. (The)	1,175	73,390
Watts Water Technologies, Inc. Class A	128	7,981
Woodward, Inc.	750	50,940
Xylem, Inc.	1,868	93,811

Total Machinery		3,050,995
Media – 5.5%
CBS Corp. Class B Non-Voting Shares	9,243	641,094
Charter Communications, Inc. Class A*	3,118	1,020,584
Meredith Corp.	793	51,228
Scripps Networks Interactive, Inc. Class A	3,231	253,213
Time Warner, Inc.	13,773	1,345,760

Total Media		3,311,879
Metals & Mining – 0.6%
Commercial Metals Co.	857	16,394
Nucor Corp.	2,403	143,507
Reliance Steel & Aluminum Co.	1,071	85,702
Steel Dynamics, Inc.	2,982	103,654
Worthington Industries, Inc.	917	41,348

Total Metals & Mining		390,605
Multi-Utilities – 2.1%
Avista Corp.	897	35,028
Black Hills Corp.	205	13,626
CMS Energy Corp.	4,200	187,908
Consolidated Edison, Inc.	5,182	402,434
DTE Energy Co.	2,513	256,602
MDU Resources Group, Inc.	2,140	58,572
NiSource, Inc.	4,096	97,444

See Notes to Financial Statements.

42	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2017

Investments	Shares	Value
SCANA Corp.	2,289	$149,586
Vectren Corp.	1,201	70,391

Total Multi-Utilities		1,271,591
Multiline Retail – 1.2%
Big Lots, Inc.	838	40,794
Dollar General Corp.	4,710	328,429
Dollar Tree, Inc.*	2,683	210,508
Kohl’s Corp.	3,067	122,097

Total Multiline Retail		701,828
Personal Products – 0.1%
Nu Skin Enterprises, Inc. Class A	796	44,210
Professional Services – 0.0%
WageWorks, Inc.*	77	5,567
Road & Rail – 1.5%
CSX Corp.	13,671	636,385
Knight Transportation, Inc.	786	24,641
Landstar System, Inc.	457	39,142
Old Dominion Freight Line, Inc.	991	84,800
Ryder System, Inc.	1,093	82,456
Swift Transportation Co.*(a)	2,165	44,469

Total Road & Rail		911,893
Semiconductors & Semiconductor Equipment – 4.9%
Advanced Energy Industries, Inc.*	462	31,675
Amkor Technology, Inc.*	1,430	16,574
Applied Materials, Inc.	15,701	610,769
Cirrus Logic, Inc.*	862	52,315
Entegris, Inc.*	1,386	32,432
Lam Research Corp.	2,509	322,055
MKS Instruments, Inc.	398	27,362
NVIDIA Corp.	3,956	430,927
QUALCOMM, Inc.	24,612	1,411,252

Total Semiconductors & Semiconductor Equipment		2,935,361
Software – 0.7%
Ebix, Inc.(a)	428	26,215
TiVo Corp.	702	13,163
VMware, Inc. Class A*(a)	4,101	377,866

Total Software		417,244
Specialty Retail – 1.6%
Aaron’s, Inc.	1,230	36,580
Best Buy Co., Inc.	5,832	286,643
Cabela’s, Inc.*	769	40,842
Chico’s FAS, Inc.	952	13,518
Children’s Place, Inc. (The)	224	26,891
CST Brands, Inc.	2,040	98,104
Dick’s Sporting Goods, Inc.	1,596	77,661
Five Below, Inc.*	416	18,017
Murphy USA, Inc.*	939	68,941
Party City Holdco, Inc.*(a)	1,987	27,917
Penske Automotive Group, Inc.	1,771	82,901
Ulta Salon Cosmetics & Fragrance, Inc.*	437	124,646
Urban Outfitters, Inc.*	1,972	46,855

Total Specialty Retail		949,516
Technology Hardware, Storage & Peripherals – 1.8%
Hewlett Packard Enterprise Co.	38,056	901,927
NCR Corp.*	1,837	83,914
NetApp, Inc.	2,566	107,387

Total Technology Hardware, Storage & Peripherals		1,093,228
Textiles, Apparel & Luxury Goods – 0.6%
Columbia Sportswear Co.	810	47,587
Deckers Outdoor Corp.*	518	30,940
PVH Corp.	1,982	205,078
Steven Madden Ltd.*	861	33,192
Wolverine World Wide, Inc.	1,162	29,015

Total Textiles, Apparel & Luxury Goods		345,812
Thrifts & Mortgage Finance – 0.0%
Washington Federal, Inc.	768	25,421
Trading Companies & Distributors – 1.3%
Applied Industrial Technologies, Inc.	449	27,771
GATX Corp.(a)	1,233	75,164
HD Supply Holdings, Inc.*	7,624	313,537
MSC Industrial Direct Co., Inc. Class A	720	73,987
United Rentals, Inc.*	1,590	198,829
Watsco, Inc.	327	46,820
WESCO International, Inc.*	419	29,141

Total Trading Companies & Distributors		765,249
Water Utilities – 0.2%
American Water Works Co., Inc.	1,896	147,452
Wireless Telecommunication Services – 0.7%
T-Mobile U.S., Inc.*	6,827	440,956
TOTAL COMMON STOCKS (Cost: $56,374,941)		59,425,100
EXCHANGE-TRADED FUNDS – 0.3%
United States – 0.3%
WisdomTree Earnings 500 Fund(a)(b)	1,786	145,505
WisdomTree MidCap Earnings Fund(a)(b)	1,782	62,851

TOTAL EXCHANGE-TRADED FUNDS (Cost: $205,644)		208,356

	Principal Amount
CORPORATE BOND – 0.0%
United States – 0.0%
Machinery – 0.0%
Mueller Industries, Inc. 6.00%, 3/1/27 (Cost: $4,000)	$4,000	3,990

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	43

Schedule of Investments (concluded)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $330,063)(d)	330,063	$330,063
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $56,914,648)		59,967,509
Liabilities in Excess of Cash and Other Assets – (0.4)%		(249,651)

NET ASSETS – 100.0%		$59,717,858
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $711,713 and the total market value of the collateral held by the Fund was $727,295. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $397,232.

See Notes to Financial Statements.

44	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments

WisdomTree MidCap Dividend Fund (DON)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.7%
United States – 99.7%
Aerospace & Defense – 1.1%
B/E Aerospace, Inc.	100,018	$6,412,154
BWX Technologies, Inc.	66,233	3,152,691
Curtiss-Wright Corp.	15,463	1,411,153
Hexcel Corp.	52,863	2,883,677
Huntington Ingalls Industries, Inc.	43,612	8,732,867
Orbital ATK, Inc.	56,353	5,522,594
Spirit AeroSystems Holdings, Inc. Class A	56,407	3,267,093

Total Aerospace & Defense		31,382,229
Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc.	225,327	17,415,524
Expeditors International of Washington, Inc.	186,476	10,534,029

Total Air Freight & Logistics		27,949,553
Airlines – 0.4%
Alaska Air Group, Inc.	106,884	9,856,843
Auto Components – 1.1%
BorgWarner, Inc.	203,595	8,508,235
Gentex Corp.	369,091	7,872,711
Goodyear Tire & Rubber Co. (The)	231,760	8,343,360
Lear Corp.	42,802	6,059,907

Total Auto Components		30,784,213
Automobiles – 0.8%
Harley-Davidson, Inc.	288,961	17,482,140
Thor Industries, Inc.	47,091	4,526,858

Total Automobiles		22,008,998
Banks – 3.4%
Associated Banc-Corp.	87,729	2,140,588
Bank of Hawaii Corp.	28,196	2,322,223
Bank of the Ozarks, Inc.	47,602	2,475,780
BankUnited, Inc.	69,354	2,587,598
BOK Financial Corp.	42,470	3,324,127
Cathay General Bancorp	52,712	1,986,188
Chemical Financial Corp.	41,611	2,128,403
CIT Group, Inc.	85,417	3,666,952
Comerica, Inc.	68,266	4,681,682
Commerce Bancshares, Inc.	45,069	2,531,075
Cullen/Frost Bankers, Inc.	47,356	4,213,263
East West Bancorp, Inc.	69,321	3,577,657
First Citizens BancShares, Inc. Class A	1,117	374,608
First Financial Bankshares, Inc.(a)	32,442	1,300,924
First Hawaiian, Inc.	102,386	3,063,389
First Horizon National Corp.	97,035	1,795,147
FNB Corp.	188,308	2,800,140
Fulton Financial Corp.	109,030	1,946,185
Hancock Holding Co.	49,778	2,267,388
Hilltop Holdings, Inc.	23,076	633,898
Home BancShares, Inc.	54,018	1,462,267
Iberiabank Corp.	20,583	1,628,115
Investors Bancorp, Inc.	214,583	3,085,704
MB Financial, Inc.	41,031	1,756,947
PacWest Bancorp	132,460	7,054,820
People’s United Financial, Inc.	323,508	5,887,846
Pinnacle Financial Partners, Inc.	10,548	700,915
PrivateBancorp, Inc.	2,171	128,892
Prosperity Bancshares, Inc.	40,390	2,815,587
Sterling Bancorp	49,061	1,162,746
Synovus Financial Corp.	43,417	1,780,965
TCF Financial Corp.	80,926	1,377,361
UMB Financial Corp.	19,414	1,462,068
Umpqua Holdings Corp.	223,380	3,962,761
United Bankshares, Inc.(a)	62,395	2,636,189
Valley National Bancorp	288,360	3,402,648
Webster Financial Corp.	51,777	2,590,921
Wintrust Financial Corp.	10,268	709,724
Zions Bancorp	45,787	1,923,054

Total Banks		95,346,745
Building Products – 1.2%
A.O. Smith Corp.	99,537	5,092,313
Fortune Brands Home & Security, Inc.	123,517	7,516,010
Lennox International, Inc.(a)	33,577	5,617,432
Masco Corp.	287,570	9,774,504
Owens Corning	102,714	6,303,558

Total Building Products		34,303,817
Capital Markets – 1.3%
CBOE Holdings, Inc.	32,169	2,607,941
Eaton Vance Corp.	88,891	3,996,539
FactSet Research Systems, Inc.	14,354	2,367,118
Federated Investors, Inc. Class B	106,061	2,793,647
Legg Mason, Inc.	82,006	2,961,237
LPL Financial Holdings, Inc.	74,684	2,974,664
MarketAxess Holdings, Inc.	7,094	1,330,054
Morningstar, Inc.	15,022	1,180,729
MSCI, Inc.	39,282	3,817,817
Nasdaq, Inc.	93,697	6,507,257
Raymond James Financial, Inc.	51,937	3,960,715
SEI Investments Co.	50,036	2,523,816

Total Capital Markets		37,021,534
Chemicals – 6.7%
Albemarle Corp.	107,790	11,386,936
Ashland Global Holdings, Inc.	59,165	7,325,219
Cabot Corp.	98,178	5,881,844
CF Industries Holdings, Inc.	644,081	18,903,777
Chemours Co. (The)	58,460	2,250,710
Eastman Chemical Co.	249,237	20,138,350
FMC Corp.	106,642	7,421,217
Huntsman Corp.	414,198	10,164,419
International Flavors & Fragrances, Inc.	115,713	15,335,444
Minerals Technologies, Inc.(a)	5,770	441,982
Mosaic Co. (The)	873,282	25,482,369
NewMarket Corp.	12,612	5,716,137
Olin Corp.	364,222	11,971,977
PolyOne Corp.	91,710	3,126,394
RPM International, Inc.	208,901	11,495,822

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	45

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2017

Investments	Shares	Value
Scotts Miracle-Gro Co. (The)	88,367	$8,252,594
Sensient Technologies Corp.	45,140	3,577,796
Valspar Corp. (The)	81,757	9,070,121
W.R. Grace & Co.	49,281	3,435,378
Westlake Chemical Corp.	121,159	8,002,552

Total Chemicals		189,381,038
Commercial Services & Supplies – 1.0%
Deluxe Corp.	56,248	4,059,418
Healthcare Services Group, Inc.	94,871	4,087,991
KAR Auction Services, Inc.	289,253	12,631,679
Rollins, Inc.	181,057	6,722,646

Total Commercial Services & Supplies		27,501,734
Communications Equipment – 0.6%
Brocade Communications Systems, Inc.	509,759	6,361,792
Juniper Networks, Inc.	381,565	10,618,954

Total Communications Equipment		16,980,746
Construction & Engineering – 0.4%
EMCOR Group, Inc.	18,954	1,193,154
Fluor Corp.	146,237	7,694,991
Valmont Industries, Inc.	15,423	2,398,277

Total Construction & Engineering		11,286,422
Construction Materials – 0.1%
Eagle Materials, Inc.	13,486	1,310,030
Consumer Finance – 0.3%
Ally Financial, Inc.	227,883	4,632,861
Navient Corp.	347,439	5,128,200

Total Consumer Finance		9,761,061
Containers & Packaging – 2.4%
AptarGroup, Inc.	75,690	5,827,373
Avery Dennison Corp.	143,232	11,544,499
Bemis Co., Inc.	150,652	7,360,857
Graphic Packaging Holding Co.	512,415	6,594,781
Packaging Corp. of America	192,897	17,673,223
Sealed Air Corp.	183,503	7,997,061
Sonoco Products Co.	194,557	10,295,956

Total Containers & Packaging		67,293,750
Distributors – 0.1%
Pool Corp.	34,364	4,100,656
Diversified Consumer Services – 0.8%
H&R Block, Inc.	598,089	13,905,569
Service Corp. International	260,292	8,037,817

Total Diversified Consumer Services		21,943,386
Diversified Financial Services – 0.1%
Leucadia National Corp.	115,150	2,993,900
Voya Financial, Inc.	5,806	220,396

Total Diversified Financial Services		3,214,296
Diversified Telecommunication Services – 0.7%
Frontier Communications Corp.(a)	9,560,795	20,460,101
Electric Utilities – 4.5%
ALLETE, Inc.	111,356	7,539,915
Alliant Energy Corp.	517,154	20,484,470
Great Plains Energy, Inc.	619,196	18,092,907
Hawaiian Electric Industries, Inc.	296,423	9,873,850
IDACORP, Inc.	97,876	8,119,793
OGE Energy Corp.	516,915	18,081,687
Pinnacle West Capital Corp.	272,665	22,734,807
Portland General Electric Co.	190,490	8,461,566
Westar Energy, Inc.	267,703	14,528,242

Total Electric Utilities		127,917,237
Electrical Equipment – 0.8%
AMETEK, Inc.	116,764	6,314,597
EnerSys	26,101	2,060,413
Hubbell, Inc.	94,572	11,353,369
Regal Beloit Corp.	40,230	3,043,399

Total Electrical Equipment		22,771,778
Electronic Equipment, Instruments & Components – 1.4%
Avnet, Inc.	129,041	5,904,916
Belden, Inc.	7,593	525,360
CDW Corp.	137,408	7,929,816
Cognex Corp.	29,050	2,438,747
FLIR Systems, Inc.	126,377	4,584,958
Jabil Circuit, Inc.	193,647	5,600,271
Littelfuse, Inc.	13,415	2,145,193
National Instruments Corp.	243,077	7,914,587
SYNNEX Corp.	21,980	2,460,441

Total Electronic Equipment, Instruments & Components		39,504,289
Energy Equipment & Services – 0.8%
Helmerich & Payne, Inc.	263,250	17,524,553
Patterson-UTI Energy, Inc.	28,373	688,613
RPC, Inc.(a)	144,314	2,642,389
U.S. Silica Holdings, Inc.	25,979	1,246,732

Total Energy Equipment & Services		22,102,287
Equity Real Estate Investment Trusts (REITs) – 16.2%
Alexandria Real Estate Equities, Inc.	70,564	7,798,733
American Campus Communities, Inc.	143,314	6,820,313
American Homes 4 Rent Class A	67,964	1,560,453
Apartment Investment & Management Co. Class A	148,812	6,599,812
Apple Hospitality REIT, Inc.	415,736	7,940,558
Brixmor Property Group, Inc.	397,704	8,534,728
Camden Property Trust	100,230	8,064,506
Colony NorthStar, Inc. Class A	152,874	1,973,603
Colony Starwood Homes	89,103	3,025,047
Cousins Properties, Inc.	460,035	3,804,489
CubeSmart	178,254	4,627,474
CyrusOne, Inc.	89,382	4,600,492
DCT Industrial Trust, Inc.	72,574	3,492,261
DDR Corp.	546,478	6,847,369
Douglas Emmett, Inc.	105,625	4,056,000
Duke Realty Corp.	308,742	8,110,652

See Notes to Financial Statements.

46	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2017

Investments	Shares	Value
DuPont Fabros Technology, Inc.	103,540	$5,134,549
Education Realty Trust, Inc.	83,909	3,427,683
Empire State Realty Trust, Inc. Class A	95,628	1,973,762
EPR Properties	105,682	7,781,366
Equity LifeStyle Properties, Inc.	63,494	4,892,872
Extra Space Storage, Inc.	160,660	11,951,497
Federal Realty Investment Trust	60,476	8,073,546
First Industrial Realty Trust, Inc.	97,335	2,592,031
Forest City Realty Trust, Inc. Class A	83,196	1,812,009
Gaming and Leisure Properties, Inc.	491,861	16,437,995
Gramercy Property Trust	239,537	6,299,823
Healthcare Realty Trust, Inc.	140,165	4,555,362
Healthcare Trust of America, Inc. Class A	178,858	5,626,873
Highwoods Properties, Inc.	104,608	5,139,391
Hospitality Properties Trust	336,565	10,611,894
Hudson Pacific Properties, Inc.	95,802	3,318,581
Iron Mountain, Inc.	513,830	18,328,316
Kilroy Realty Corp.(a)	55,264	3,983,429
Kimco Realty Corp.	542,583	11,985,658
Lamar Advertising Co. Class A	114,812	8,581,049
LaSalle Hotel Properties	202,086	5,850,390
Liberty Property Trust	210,571	8,117,512
Life Storage, Inc.	63,393	5,205,833
Macerich Co. (The)	176,494	11,366,214
Medical Properties Trust, Inc.	725,100	9,346,539
Mid-America Apartment Communities, Inc.	81,558	8,297,711
National Health Investors, Inc.	58,750	4,267,012
National Retail Properties, Inc.	189,589	8,269,872
Omega Healthcare Investors, Inc.	476,888	15,732,535
Outfront Media, Inc.	230,214	6,112,182
Paramount Group, Inc.	152,617	2,473,922
Piedmont Office Realty Trust, Inc. Class A	179,208	3,831,467
PS Business Parks, Inc.	21,606	2,479,505
Rayonier, Inc.	132,651	3,759,329
Regency Centers Corp.	153,385	10,183,230
Retail Properties of America, Inc. Class A	307,587	4,435,405
RLJ Lodging Trust	201,071	4,727,179
Ryman Hospitality Properties, Inc.	73,812	4,563,796
Senior Housing Properties Trust	615,081	12,455,390
SL Green Realty Corp.	81,263	8,664,261
Spirit Realty Capital, Inc.	961,979	9,744,847
STORE Capital Corp.	219,811	5,249,087
Sun Communities, Inc.	77,954	6,262,045
Sunstone Hotel Investors, Inc.	83,500	1,280,055
Tanger Factory Outlet Centers, Inc.	105,152	3,445,831
Taubman Centers, Inc.	57,806	3,816,352
UDR, Inc.	281,597	10,210,707
Uniti Group, Inc.	448,381	11,590,649
VEREIT, Inc.	1,917,634	16,280,713
W.P. Carey, Inc.	215,852	13,430,311
Weingarten Realty Investors	160,361	5,354,454

Total Equity Real Estate Investment Trusts (REITs)		457,168,511
Food & Staples Retailing – 0.6%
Casey’s General Stores, Inc.(a)	21,311	2,392,160
PriceSmart, Inc.	16,221	1,495,576
Whole Foods Market, Inc.	394,513	11,724,926

Total Food & Staples Retailing		15,612,662
Food Products – 2.2%
B&G Foods, Inc.(a)	188,622	7,592,035
Flowers Foods, Inc.	487,254	9,457,600
Ingredion, Inc.(a)	83,100	10,007,733
Lancaster Colony Corp.	30,432	3,920,859
McCormick & Co., Inc. Non-Voting Shares	165,093	16,104,822
Pinnacle Foods, Inc.	186,594	10,798,195
Snyder’s-Lance, Inc.	112,654	4,541,083

Total Food Products		62,422,327
Gas Utilities – 2.5%
Atmos Energy Corp.	181,111	14,305,958
National Fuel Gas Co.(a)	167,911	10,010,854
New Jersey Resources Corp.	175,292	6,941,563
ONE Gas, Inc.	83,176	5,622,698
Southwest Gas Holdings, Inc.	81,673	6,771,508
Spire, Inc.	106,987	7,221,623
UGI Corp.	261,586	12,922,348
WGL Holdings, Inc.	91,378	7,541,426

Total Gas Utilities		71,337,978
Health Care Equipment & Supplies – 1.0%
Cantel Medical Corp.	5,381	431,018
Cooper Cos., Inc. (The)	1,107	221,278
Hill-Rom Holdings, Inc.	57,899	4,087,670
ResMed, Inc.	211,933	15,252,818
Teleflex, Inc.	27,414	5,310,914
West Pharmaceutical Services, Inc.	31,751	2,591,199

Total Health Care Equipment & Supplies		27,894,897
Health Care Providers & Services – 0.6%
HealthSouth Corp.	148,860	6,372,697
Patterson Cos., Inc.(a)	168,330	7,613,566
Universal Health Services, Inc. Class B	22,485	2,798,258

Total Health Care Providers & Services		16,784,521
Hotels, Restaurants & Leisure – 4.6%
Aramark	197,039	7,264,828
Cheesecake Factory, Inc. (The)(a)	51,483	3,261,963
Choice Hotels International, Inc.	60,574	3,791,932
Cracker Barrel Old Country Store, Inc.(a)	46,175	7,353,369
Darden Restaurants, Inc.	249,465	20,872,737
Domino’s Pizza, Inc.	31,590	5,822,037
Dunkin’ Brands Group, Inc.	143,862	7,866,374
Jack in the Box, Inc.	32,277	3,283,216
Papa John’s International, Inc.	23,548	1,884,782
Six Flags Entertainment Corp.	283,992	16,894,684
Texas Roadhouse, Inc.	76,228	3,394,433
Vail Resorts, Inc.	49,985	9,592,122
Wendy’s Co. (The)	340,392	4,632,735
Wyndham Worldwide Corp.	196,968	16,602,433

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	47

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2017

Investments	Shares	Value
Wynn Resorts Ltd.	157,889	$18,095,658

Total Hotels, Restaurants & Leisure		130,613,303
Household Durables – 1.8%
CalAtlantic Group, Inc.	36,729	1,375,501
D.R. Horton, Inc.	375,320	12,501,909
Leggett & Platt, Inc.	259,946	13,080,483
Lennar Corp. Class A	50,889	2,605,008
PulteGroup, Inc.	433,714	10,213,965
Tupperware Brands Corp.	175,967	11,036,650

Total Household Durables		50,813,516
Household Products – 0.5%
Energizer Holdings, Inc.	109,346	6,096,039
Spectrum Brands Holdings, Inc.	51,862	7,209,337

Total Household Products		13,305,376
Independent Power & Renewable Electricity Producers – 0.8%
AES Corp.	1,726,679	19,304,271
NRG Energy, Inc.	205,307	3,839,241

Total Independent Power & Renewable Electricity Producers		23,143,512
Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	56,571	6,019,720
Insurance – 2.9%
American Financial Group, Inc.	38,211	3,646,094
American National Insurance Co.	20,555	2,426,107
AmTrust Financial Services, Inc.	128,934	2,380,122
Arthur J. Gallagher & Co.	163,890	9,266,341
Assurant, Inc.	39,898	3,817,042
Brown & Brown, Inc.	51,977	2,168,480
CNA Financial Corp.	202,298	8,935,503
CNO Financial Group, Inc.	86,272	1,768,576
Erie Indemnity Co. Class A	35,693	4,379,531
First American Financial Corp.	123,724	4,859,879
FNF Group	245,958	9,577,605
Hanover Insurance Group, Inc. (The)	25,964	2,338,318
Mercury General Corp.(a)	69,261	4,224,228
Old Republic International Corp.	325,403	6,664,253
Primerica, Inc.	14,750	1,212,450
ProAssurance Corp.	33,029	1,989,997
Reinsurance Group of America, Inc.	25,193	3,199,007
Torchmark Corp.	27,507	2,119,139
Unum Group	129,923	6,092,089
W.R. Berkley Corp.	29,432	2,078,782

Total Insurance		83,143,543
Internet Software & Services – 0.2%
j2 Global, Inc.	59,473	4,990,379
IT Services – 3.2%
Booz Allen Hamilton Holding Corp.	169,199	5,987,953
Broadridge Financial Solutions, Inc.	170,564	11,589,824
Computer Sciences Corp.	91,172	6,291,780
CSRA, Inc.	140,910	4,127,254
DST Systems, Inc.	27,642	3,386,145
Global Payments, Inc.	6,232	502,798
Jack Henry & Associates, Inc.	68,946	6,418,873
Leidos Holdings, Inc.	262,283	13,413,153
MAXIMUS, Inc.	14,791	920,000
Sabre Corp.	383,161	8,119,181
Science Applications International Corp.	44,156	3,285,206
Total System Services, Inc.	104,405	5,581,491
Western Union Co. (The)	1,004,576	20,443,121

Total IT Services		90,066,779
Leisure Products – 2.4%
Brunswick Corp.	75,519	4,621,763
Hasbro, Inc.	210,876	21,049,642
Mattel, Inc.	1,252,190	32,068,586
Polaris Industries, Inc.(a)	116,525	9,764,795

Total Leisure Products		67,504,786
Life Sciences Tools & Services – 0.3%
Bio-Techne Corp.	31,169	3,168,329
Bruker Corp.	81,827	1,909,024
PerkinElmer, Inc.	39,978	2,321,122

Total Life Sciences Tools & Services		7,398,475
Machinery – 3.8%
AGCO Corp.	48,536	2,920,896
Allison Transmission Holdings, Inc.	202,461	7,300,744
Crane Co.	72,114	5,396,291
Donaldson Co., Inc.	148,212	6,746,610
Flowserve Corp.	136,641	6,616,157
Graco, Inc.	61,965	5,833,385
IDEX Corp.	78,801	7,368,682
ITT, Inc.	72,108	2,957,870
Kennametal, Inc.	135,311	5,308,251
Lincoln Electric Holdings, Inc.	82,119	7,132,856
Nordson Corp.	41,128	5,052,164
Oshkosh Corp.	63,535	4,357,866
Snap-on, Inc.	66,745	11,257,879
Terex Corp.	65,464	2,055,570
Timken Co. (The)	145,685	6,584,962
Toro Co. (The)	81,518	5,091,614
Trinity Industries, Inc.	165,847	4,403,238
Wabtec Corp.(a)	29,848	2,328,144
Woodward, Inc.	27,282	1,852,993
Xylem, Inc.	154,388	7,753,365

Total Machinery		108,319,537
Media – 2.4%
Cable One, Inc.	3,971	2,479,770
Cinemark Holdings, Inc.	227,023	10,066,200
Interpublic Group of Cos., Inc. (The)	707,255	17,377,255
News Corp. Class A	446,635	5,806,255
Regal Entertainment Group Class A	383,986	8,670,404
Scripps Networks Interactive, Inc. Class A	94,585	7,412,626
TEGNA, Inc.	370,706	9,497,488
Tribune Media Co. Class A	182,177	6,789,737

Total Media		68,099,735

See Notes to Financial Statements.

48	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2017

Investments	Shares	Value
Metals & Mining – 1.1%
Alcoa Corp.	146,278	$5,031,963
Reliance Steel & Aluminum Co.	102,904	8,234,378
Royal Gold, Inc.	66,881	4,685,014
Steel Dynamics, Inc.	264,459	9,192,595
United States Steel Corp.	67,196	2,271,897
Worthington Industries, Inc.	63,074	2,844,007

Total Metals & Mining		32,259,854
Multi-Utilities – 3.6%
Black Hills Corp.(a)	104,313	6,933,685
CenterPoint Energy, Inc.	1,292,619	35,637,506
MDU Resources Group, Inc.	364,332	9,971,767
NiSource, Inc.	692,843	16,482,735
SCANA Corp.	321,846	21,032,636
Vectren Corp.	193,741	11,355,160

Total Multi-Utilities		101,413,489
Multiline Retail – 1.1%
Kohl’s Corp.	445,197	17,723,293
Nordstrom, Inc.(a)	300,716	14,004,344

Total Multiline Retail		31,727,637
Oil, Gas & Consumable Fuels – 3.9%
Cabot Oil & Gas Corp.	109,600	2,620,536
HollyFrontier Corp.	501,713	14,218,546
Murphy Oil Corp.	368,932	10,547,766
Range Resources Corp.	37,153	1,081,152
SM Energy Co.	16,036	385,185
Targa Resources Corp.	874,887	52,405,731
Tesoro Corp.	203,246	16,475,121
Western Refining, Inc.	299,078	10,488,666
World Fuel Services Corp.	25,373	919,771

Total Oil, Gas & Consumable Fuels		109,142,474
Personal Products – 0.2%
Nu Skin Enterprises, Inc. Class A(a)	108,538	6,028,201
Professional Services – 0.8%
Dun & Bradstreet Corp. (The)	41,306	4,458,569
ManpowerGroup, Inc.	89,335	9,163,091
Robert Half International, Inc.	167,248	8,166,720

Total Professional Services		21,788,380
Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.	8,315	926,707
Realogy Holdings Corp.	61,037	1,818,292

Total Real Estate Management & Development		2,744,999
Road & Rail – 0.9%
JB Hunt Transport Services, Inc.	71,129	6,525,374
Kansas City Southern	117,389	10,067,281
Knight Transportation, Inc.	39,165	1,227,823
Landstar System, Inc.	12,046	1,031,740
Ryder System, Inc.	80,719	6,089,441

Total Road & Rail		24,941,659
Semiconductors & Semiconductor Equipment – 0.8%
Cypress Semiconductor Corp.	884,830	12,175,261
MKS Instruments, Inc.	43,288	2,976,050
Monolithic Power Systems, Inc.	28,430	2,618,403
Teradyne, Inc.	131,625	4,093,537

Total Semiconductors & Semiconductor Equipment		21,863,251
Software – 0.5%
Blackbaud, Inc.	24,189	1,854,571
CDK Global, Inc.	99,763	6,485,593
Fair Isaac Corp.	1,589	204,901
Pegasystems, Inc.	16,978	744,485
SS&C Technologies Holdings, Inc.	122,200	4,325,880

Total Software		13,615,430
Specialty Retail – 3.8%
American Eagle Outfitters, Inc.	362,466	5,085,398
Bed Bath & Beyond, Inc.	113,661	4,485,063
CST Brands, Inc.	27,641	1,329,256
Dick’s Sporting Goods, Inc.	62,593	3,045,775
Foot Locker, Inc.	133,985	10,023,418
Gap, Inc. (The)	1,006,599	24,450,290
Penske Automotive Group, Inc.	126,332	5,913,601
Staples, Inc.	2,213,720	19,414,324
Tiffany & Co.(a)	186,686	17,791,176
Tractor Supply Co.	114,806	7,918,170
Williams-Sonoma, Inc.	166,174	8,910,250

Total Specialty Retail		108,366,721
Technology Hardware, Storage & Peripherals – 1.2%
NetApp, Inc.	412,960	17,282,376
Xerox Corp.	2,358,249	17,309,548

Total Technology Hardware, Storage & Peripherals		34,591,924
Textiles, Apparel & Luxury Goods – 1.9%
Carter’s, Inc.	48,746	4,377,391
Coach, Inc.	698,636	28,874,626
Columbia Sportswear Co.	56,029	3,291,704
Hanesbrands, Inc.	518,431	10,762,628
PVH Corp.	7,982	825,897
Ralph Lauren Corp.	72,868	5,947,486

Total Textiles, Apparel & Luxury Goods		54,079,732
Thrifts & Mortgage Finance – 0.5%
New York Community Bancorp, Inc.	599,483	8,374,777
Radian Group, Inc.	5,080	91,237
TFS Financial Corp.	220,074	3,657,630
Washington Federal, Inc.	43,286	1,432,767

Total Thrifts & Mortgage Finance		13,556,411
Trading Companies & Distributors – 0.6%
Air Lease Corp.	60,911	2,360,301
MSC Industrial Direct Co., Inc. Class A	61,265	6,295,592
Watsco, Inc.	57,033	8,165,985

Total Trading Companies & Distributors		16,821,878

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	49

Schedule of Investments (concluded)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2017

Investments	Shares	Value
Transportation Infrastructure – 1.0%
Macquarie Infrastructure Corp.	363,465	$29,288,010
Water Utilities – 0.4%
Aqua America, Inc.	319,913	10,285,203
Wireless Telecommunication Services – 0.1%
Telephone & Data Systems, Inc.	148,603	3,939,466
TOTAL COMMON STOCKS (Cost: $2,565,121,028)		2,815,277,019
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree LargeCap Dividend Fund(a)(b)
(Cost: $106,432)	1,280	106,150
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%
United States – 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $50,641,236)(d)	50,641,236	50,641,236
TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $2,615,868,696)		2,866,024,405
Liabilities in Excess of Cash and Other Assets – (1.5)%		(43,465,345)

NET ASSETS – 100.0%		$2,822,559,060
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $64,043,926 and the total market value of the collateral held by the Fund was $65,899,790. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,258,554.

See Notes to Financial Statements.

50	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.6%
United States – 99.6%
Aerospace & Defense – 2.3%
B/E Aerospace, Inc.	55,062	$3,530,025
BWX Technologies, Inc.	39,143	1,863,207
Curtiss-Wright Corp.	17,600	1,606,176
DigitalGlobe, Inc.*	11,872	388,808
Esterline Technologies Corp.*	12,035	1,035,612
HEICO Corp.	18,101	1,578,407
Hexcel Corp.	44,962	2,452,677
Moog, Inc. Class A*	18,510	1,246,648
Orbital ATK, Inc.	28,803	2,822,694
Teledyne Technologies, Inc.*	14,817	1,873,758

Total Aerospace & Defense		18,398,012
Airlines – 1.0%
Allegiant Travel Co.	13,310	2,132,928
Hawaiian Holdings, Inc.*	46,833	2,175,393
SkyWest, Inc.	37,732	1,292,321
Spirit Airlines, Inc.*	48,433	2,570,339

Total Airlines		8,170,981
Auto Components – 1.6%
Cooper Tire & Rubber Co.	60,963	2,703,709
Dana, Inc.	37,678	727,562
Dorman Products, Inc.*	12,624	1,036,809
Gentex Corp.	172,919	3,688,362
LCI Industries	10,849	1,082,730
Tenneco, Inc.	58,954	3,679,909
Visteon Corp.*	1,789	175,233

Total Auto Components		13,094,314
Automobiles – 0.3%
Thor Industries, Inc.	27,229	2,617,524
Banks – 7.8%
Associated Banc-Corp.	52,555	1,282,342
BancorpSouth, Inc.	30,467	921,627
Bank of Hawaii Corp.	14,936	1,230,129
Bank of the Ozarks, Inc.	33,009	1,716,798
BankUnited, Inc.	40,649	1,516,614
Banner Corp.	9,142	508,661
BOK Financial Corp.	20,960	1,640,539
Cathay General Bancorp	32,757	1,234,284
Chemical Financial Corp.	10,932	559,172
Columbia Banking System, Inc.	16,419	640,177
Commerce Bancshares, Inc.	31,764	1,783,866
Community Bank System, Inc.	11,617	638,703
Cullen/Frost Bankers, Inc.	22,561	2,007,252
CVB Financial Corp.	32,997	728,904
First Citizens BancShares, Inc. Class A	4,362	1,462,884
First Financial Bankshares, Inc.(a)	16,933	679,013
First Horizon National Corp.	78,704	1,456,024
First Midwest Bancorp, Inc.	25,116	594,747
FNB Corp.	67,298	1,000,721
Fulton Financial Corp.	60,950	1,087,957
Glacier Bancorp, Inc.	23,923	811,707
Great Western Bancorp, Inc.	21,240	900,788
Hancock Holding Co.	17,887	814,753
Hilltop Holdings, Inc.	32,816	901,456
Home BancShares, Inc.	43,400	1,174,838
Hope Bancorp, Inc.	31,495	603,759
Iberiabank Corp.	14,440	1,142,204
International Bancshares Corp.	23,792	842,237
Investors Bancorp, Inc.	89,267	1,283,659
LegacyTexas Financial Group, Inc.	14,699	586,490
MB Financial, Inc.	25,391	1,087,243
Old National Bancorp	55,034	954,840
PacWest Bancorp	44,127	2,350,204
People’s United Financial, Inc.	100,790	1,834,378
Pinnacle Financial Partners, Inc.	11,925	792,416
Popular, Inc.	58,692	2,390,525
PrivateBancorp, Inc.	27,187	1,614,092
Prosperity Bancshares, Inc.	28,409	1,980,391
ServisFirst Bancshares, Inc.	15,204	553,122
Simmons First National Corp. Class A	10,061	554,864
South State Corp.	8,222	734,636
Sterling Bancorp	40,391	957,267
Synovus Financial Corp.	40,283	1,652,409
TCF Financial Corp.	74,555	1,268,926
Texas Capital Bancshares, Inc.*	12,527	1,045,378
Towne Bank	12,598	408,175
Trustmark Corp.	20,983	667,050
UMB Financial Corp.	13,421	1,010,736
Umpqua Holdings Corp.	87,310	1,548,879
United Bankshares, Inc.(a)	21,096	891,306
United Community Banks, Inc.	21,821	604,223
Valley National Bancorp	66,343	782,847
Webster Financial Corp.	26,389	1,320,506
Western Alliance Bancorp*	36,540	1,793,749
Wintrust Financial Corp.	18,075	1,249,344

Total Banks		61,799,811
Beverages – 0.1%
National Beverage Corp.	14,055	1,188,069
Biotechnology – 0.9%
Ligand Pharmaceuticals, Inc.*	959	101,501
United Therapeutics Corp.*	53,033	7,179,607

Total Biotechnology		7,281,108
Building Products – 2.1%
Armstrong World Industries, Inc.*	11,726	539,982
Owens Corning	73,472	4,508,977
Simpson Manufacturing Co., Inc.	18,521	798,070
Trex Co., Inc.*	8,740	606,468
Universal Forest Products, Inc.	9,209	907,455
USG Corp.*	305,521	9,715,568

Total Building Products		17,076,520
Capital Markets – 1.6%
BGC Partners, Inc. Class A	111,458	1,266,163
CBOE Holdings, Inc.	18,145	1,471,015
Eaton Vance Corp.	40,897	1,838,729

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	51

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2017

Investments	Shares	Value
Evercore Partners, Inc. Class A	8,996	$700,788
Federated Investors, Inc. Class B	47,812	1,259,368
Financial Engines, Inc.	5,436	236,738
Interactive Brokers Group, Inc. Class A	17,496	607,461
Janus Capital Group, Inc.	80,963	1,068,712
Legg Mason, Inc.	45,786	1,653,332
LPL Financial Holdings, Inc.	36,518	1,454,512
Morningstar, Inc.	12,566	987,688
Stifel Financial Corp.*	9,483	475,952

Total Capital Markets		13,020,458
Chemicals – 2.5%
Balchem Corp.	6,368	524,851
Cabot Corp.	27,344	1,638,179
Chemours Co. (The)	57,200	2,202,200
Chemtura Corp.*	10,194	340,480
GCP Applied Technologies, Inc.*	26,745	873,224
H.B. Fuller Co.	21,453	1,106,117
Huntsman Corp.	100,086	2,456,110
Ingevity Corp.*	5,542	337,231
Minerals Technologies, Inc.	13,971	1,070,179
NewMarket Corp.	5,739	2,601,087
PolyOne Corp.	40,439	1,378,565
Scotts Miracle-Gro Co. (The)	22,337	2,086,052
Sensient Technologies Corp.	13,143	1,041,714
Stepan Co.	10,174	801,813
W.R. Grace & Co.	18,917	1,318,704

Total Chemicals		19,776,506
Commercial Services & Supplies – 2.9%
ABM Industries, Inc.	19,834	864,762
Brink’s Co. (The)	7,859	420,063
Clean Harbors, Inc.*	1,798	100,005
Copart, Inc.*	68,772	4,259,050
Covanta Holding Corp.	44,431	697,567
Deluxe Corp.	31,323	2,260,581
Healthcare Services Group, Inc.	15,641	673,971
Herman Miller, Inc.	40,334	1,272,538
HNI Corp.	18,787	865,893
KAR Auction Services, Inc.	51,019	2,228,000
Matthews International Corp. Class A	8,376	566,636
MSA Safety, Inc.	11,573	818,095
Pitney Bowes, Inc.	160,843	2,108,652
Stericycle, Inc.*	30,219	2,504,853
Tetra Tech, Inc.	11,510	470,183
UniFirst Corp.	7,771	1,099,208
West Corp.	65,223	1,592,746

Total Commercial Services & Supplies		22,802,803
Communications Equipment – 1.4%
Acacia Communications, Inc.*(a)	12,906	756,550
Brocade Communications Systems, Inc.	170,484	2,127,640
Ciena Corp.*	8,614	203,376
EchoStar Corp. Class A*	38,996	2,220,822
Finisar Corp.*	15,888	434,378
InterDigital, Inc.	23,790	2,053,077
Lumentum Holdings, Inc.*	689	36,758
Ubiquiti Networks, Inc.*(a)	40,437	2,032,364
ViaSat, Inc.*	2,608	166,443
Viavi Solutions, Inc.*	119,283	1,278,714

Total Communications Equipment		11,310,122
Construction & Engineering – 1.0%
AECOM*	23,894	850,387
Dycom Industries, Inc.*	18,148	1,686,857
EMCOR Group, Inc.	24,831	1,563,111
Granite Construction, Inc.	10,902	547,171
KBR, Inc.	36,461	548,009
MasTec, Inc.*	17,013	681,371
Quanta Services, Inc.*	37,325	1,385,131
Valmont Industries, Inc.	6,539	1,016,815

Total Construction & Engineering		8,278,852
Construction Materials – 0.3%
Eagle Materials, Inc.	18,457	1,792,913
Summit Materials, Inc. Class A*	23,138	571,740

Total Construction Materials		2,364,653
Consumer Finance – 1.9%
Credit Acceptance Corp.*(a)	10,959	2,185,334
FirstCash, Inc.	6,256	307,483
Navient Corp.	348,595	5,145,262
Santander Consumer USA Holdings, Inc.*	395,250	5,264,730
SLM Corp.*	163,242	1,975,228

Total Consumer Finance		14,878,037
Containers & Packaging – 2.0%
AptarGroup, Inc.	26,287	2,023,836
Bemis Co., Inc.	44,901	2,193,863
Berry Plastics Group, Inc.*	45,813	2,225,137
Graphic Packaging Holding Co.	185,091	2,382,121
Owens-Illinois, Inc.*	162,790	3,317,660
Silgan Holdings, Inc.	29,068	1,725,477
Sonoco Products Co.	43,740	2,314,721

Total Containers & Packaging		16,182,815
Distributors – 0.2%
Pool Corp.	13,735	1,638,998
Diversified Consumer Services – 1.7%
Bright Horizons Family Solutions, Inc.*	14,149	1,025,661
DeVry Education Group, Inc.(a)	41,377	1,466,815
Graham Holdings Co. Class B	3,182	1,907,768
Grand Canyon Education, Inc.*	22,796	1,632,421
H&R Block, Inc.	155,325	3,611,306
Service Corp. International	66,277	2,046,634
ServiceMaster Global Holdings, Inc.*	35,885	1,498,199

Total Diversified Consumer Services		13,188,804
Electric Utilities – 1.5%
ALLETE, Inc.	19,889	1,346,684
El Paso Electric Co.	19,169	968,034
Great Plains Energy, Inc.	80,195	2,343,298
Hawaiian Electric Industries, Inc.	74,371	2,477,298
IDACORP, Inc.	23,936	1,985,731
MGE Energy, Inc.	11,117	722,605

See Notes to Financial Statements.

52	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2017

Investments	Shares	Value
PNM Resources, Inc.	926	$34,262
Portland General Electric Co.	42,540	1,889,627

Total Electric Utilities		11,767,539
Electrical Equipment – 0.9%
EnerSys	16,622	1,312,141
Generac Holdings, Inc.*	15,712	585,743
Hubbell, Inc.	24,676	2,962,354
Regal Beloit Corp.	25,753	1,948,214

Total Electrical Equipment		6,808,452
Electronic Equipment, Instruments & Components – 3.8%
Anixter International, Inc.*	10,894	863,894
Avnet, Inc.	90,880	4,158,669
AVX Corp.	82,124	1,345,191
Belden, Inc.	17,301	1,197,056
Cognex Corp.	20,650	1,733,568
Coherent, Inc.*	6,596	1,356,401
Dolby Laboratories, Inc. Class A	39,019	2,044,986
FLIR Systems, Inc.	47,222	1,713,214
II-VI, Inc.*	20,106	724,821
IPG Photonics Corp.*	24,289	2,931,682
Itron, Inc.*	4,253	258,157
Jabil Circuit, Inc.	116,518	3,369,701
Littelfuse, Inc.	6,967	1,114,093
National Instruments Corp.	27,454	893,902
Sanmina Corp.*	51,847	2,104,988
SYNNEX Corp.	16,404	1,836,264
Tech Data Corp.*	21,114	1,982,605
Universal Display Corp.	6,574	566,021
VeriFone Systems, Inc.*	19,375	362,894

Total Electronic Equipment, Instruments & Components		30,558,107
Energy Equipment & Services – 0.2%
Dril-Quip, Inc.*	22,142	1,207,846
Oceaneering International, Inc.	21,390	579,241

Total Energy Equipment & Services		1,787,087
Equity Real Estate Investment Trusts (REITs) – 7.8%
Acadia Realty Trust	13,002	390,840
Alexander’s, Inc.	1,505	649,949
American Assets Trust, Inc.	5,902	246,940
American Campus Communities, Inc.	15,955	759,298
Apple Hospitality REIT, Inc.	32,770	625,907
Care Capital Properties, Inc.	34,550	928,358
CBL & Associates Properties, Inc.	25,200	240,408
Colony NorthStar, Inc. Class A	34,671	447,603
Columbia Property Trust, Inc.	23,254	517,401
CoreCivic, Inc.	61,918	1,945,464
CoreSite Realty Corp.	4,195	377,760
Corporate Office Properties Trust	8,527	282,244
Cousins Properties, Inc.	88,572	732,490
CubeSmart	26,815	696,117
CyrusOne, Inc.	2,673	137,579
DCT Industrial Trust, Inc.	17,173	826,365
DDR Corp.	44,555	558,274
DiamondRock Hospitality Co.	73,556	820,149
Douglas Emmett, Inc.	14,725	565,440
DuPont Fabros Technology, Inc.	2,324	115,247
EastGroup Properties, Inc.	9,320	685,300
Education Realty Trust, Inc.	7,870	321,489
Empire State Realty Trust, Inc. Class A	14,800	305,472
EPR Properties	20,041	1,475,619
Equity Commonwealth*	58,167	1,815,974
Equity LifeStyle Properties, Inc.	17,047	1,313,642
First Industrial Realty Trust, Inc.	37,681	1,003,439
Forest City Realty Trust, Inc. Class A	120,551	2,625,601
Geo Group, Inc. (The)	30,485	1,413,589
Healthcare Realty Trust, Inc.	12,300	399,750
Healthcare Trust of America, Inc. Class A	10,000	314,600
Highwoods Properties, Inc.	15,672	769,965
Hospitality Properties Trust	29,261	922,599
Kite Realty Group Trust	1,541	33,132
Lamar Advertising Co. Class A	32,219	2,408,048
LaSalle Hotel Properties	56,421	1,633,388
Lexington Realty Trust	69,471	693,321
Liberty Property Trust	43,691	1,684,288
Life Storage, Inc.	8,561	703,029
LTC Properties, Inc.	12,407	594,295
Mack-Cali Realty Corp.	17,307	466,251
Medical Properties Trust, Inc.	141,021	1,817,761
National Health Investors, Inc.	16,585	1,204,569
Omega Healthcare Investors, Inc.	72,304	2,385,309
Paramount Group, Inc.	4,037	65,440
Pebblebrook Hotel Trust	11,586	338,427
Physicians Realty Trust	9,182	182,446
Piedmont Office Realty Trust, Inc. Class A	72,274	1,545,218
PS Business Parks, Inc.	4,378	502,419
QTS Realty Trust, Inc. Class A	3,174	154,733
Rayonier, Inc.	45,783	1,297,490
Retail Opportunity Investments Corp.	9,989	210,069
Retail Properties of America, Inc. Class A	67,846	978,339
RLJ Lodging Trust	59,019	1,387,537
Ryman Hospitality Properties, Inc.	17,609	1,088,764
Select Income REIT	29,006	748,065
Senior Housing Properties Trust	44,050	892,012
Spirit Realty Capital, Inc.	74,398	753,652
STORE Capital Corp.	34,161	815,765
Sun Communities, Inc.	10,753	863,788
Sunstone Hotel Investors, Inc.	148,754	2,280,399
Tanger Factory Outlet Centers, Inc.	56,170	1,840,691
Taubman Centers, Inc.	9,894	653,202
Uniti Group, Inc.	3,196	82,617
Urban Edge Properties	22,092	581,020
W.P. Carey, Inc.	33,443	2,080,823
Washington Real Estate Investment Trust	39,228	1,227,052
Weingarten Realty Investors	49,379	1,648,765
Xenia Hotels & Resorts, Inc.	36,138	616,876

Total Equity Real Estate Investment Trusts (REITs)		61,689,872
Food & Staples Retailing – 1.0%
Casey’s General Stores, Inc.	18,533	2,080,329
Performance Food Group Co.*	27,788	661,354

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	53

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2017

Investments	Shares	Value
PriceSmart, Inc.	9,469	$873,042
Sprouts Farmers Market, Inc.*	64,082	1,481,576
United Natural Foods, Inc.*	27,141	1,173,306
US Foods Holding Corp.*	46,397	1,298,188

Total Food & Staples Retailing		7,567,795
Food Products – 3.1%
B&G Foods, Inc.(a)	23,021	926,595
Blue Buffalo Pet Products, Inc.*	57,948	1,332,804
Cal-Maine Foods, Inc.(a)	35,116	1,292,269
Darling Ingredients, Inc.*	105,778	1,535,897
Dean Foods Co.	50,216	987,247
Flowers Foods, Inc.	93,108	1,807,226
Hain Celestial Group, Inc. (The)*	51,199	1,904,603
J&J Snack Foods Corp.	5,675	769,303
Lancaster Colony Corp.	8,995	1,158,916
Pilgrim’s Pride Corp.	223,197	5,023,048
Pinnacle Foods, Inc.	38,854	2,248,481
Sanderson Farms, Inc.	15,248	1,583,352
Seaboard Corp.	717	2,989,503
Snyder’s-Lance, Inc.	8,331	335,823
TreeHouse Foods, Inc.*	11,749	994,670

Total Food Products		24,889,737
Gas Utilities – 1.1%
New Jersey Resources Corp.	36,701	1,453,360
ONE Gas, Inc.	21,681	1,465,635
South Jersey Industries, Inc.	36,169	1,289,425
Southwest Gas Holdings, Inc.	20,358	1,687,882
Spire, Inc.	22,115	1,492,762
WGL Holdings, Inc.	21,164	1,746,665

Total Gas Utilities		9,135,729
Health Care Equipment & Supplies – 1.0%
ABIOMED, Inc.*	3,849	481,895
Cantel Medical Corp.	6,749	540,595
Hill-Rom Holdings, Inc.	22,241	1,570,215
ICU Medical, Inc.*	3,839	586,215
Integra LifeSciences Holdings Corp.*(a)	15,616	657,902
Masimo Corp.*	16,820	1,568,633
Neogen Corp.*(a)	5,267	345,252
NuVasive, Inc.*	6,157	459,805
Penumbra, Inc.*(a)	201	16,773
West Pharmaceutical Services, Inc.	16,387	1,337,343

Total Health Care Equipment & Supplies		7,564,628
Health Care Providers & Services – 2.6%
Chemed Corp.	6,797	1,241,744
Envision Healthcare Corp.*	25,614	1,570,650
HealthEquity, Inc.*	5,460	231,777
HealthSouth Corp.	54,190	2,319,874
LifePoint Health, Inc.*	25,379	1,662,324
MEDNAX, Inc.*	49,615	3,442,289
Molina Healthcare, Inc.*	25,271	1,152,358
Owens & Minor, Inc.	31,041	1,074,019
Patterson Cos., Inc.	50,426	2,280,768
VCA, Inc.*	35,233	3,223,819
WellCare Health Plans, Inc.*	14,761	2,069,640

Total Health Care Providers & Services		20,269,262
Health Care Technology – 0.2%
athenahealth, Inc.*(a)	1,801	202,955
Cotiviti Holdings, Inc.*	8,572	356,852
Medidata Solutions, Inc.*	4,440	256,143
Veeva Systems, Inc. Class A*	14,667	752,124

Total Health Care Technology		1,568,074
Hotels, Restaurants & Leisure – 3.1%
Bloomin’ Brands, Inc.	33,316	657,325
Boyd Gaming Corp.*	86,166	1,896,514
Brinker International, Inc.(a)	34,777	1,528,797
Buffalo Wild Wings, Inc.*	5,951	909,015
Cheesecake Factory, Inc. (The)	21,071	1,335,059
Choice Hotels International, Inc.	24,715	1,547,159
Churchill Downs, Inc.	5,647	897,026
Cracker Barrel Old Country Store, Inc.(a)	11,285	1,797,136
Dave & Buster’s Entertainment, Inc.*	14,002	855,382
Dunkin’ Brands Group, Inc.	24,060	1,315,601
ILG, Inc.	131,897	2,764,561
Jack in the Box, Inc.	10,921	1,110,884
Marriott Vacations Worldwide Corp.	13,530	1,352,053
Panera Bread Co. Class A*(a)	6,824	1,787,001
Papa John’s International, Inc.	10,462	837,378
Six Flags Entertainment Corp.	19,893	1,183,435
Texas Roadhouse, Inc.	24,187	1,077,047
Wendy’s Co. (The)	134,607	1,832,001

Total Hotels, Restaurants & Leisure		24,683,374
Household Durables – 1.8%
CalAtlantic Group, Inc.(a)	110,945	4,154,890
Tempur Sealy International, Inc.*(a)	19,633	912,149
Toll Brothers, Inc.*	127,436	4,601,714
TRI Pointe Group, Inc.*	170,961	2,143,851
Tupperware Brands Corp.	35,883	2,250,582

Total Household Durables		14,063,186
Household Products – 0.2%
Energizer Holdings, Inc.	28,633	1,596,290
Independent Power & Renewable Electricity Producers – 0.1%
Calpine Corp.*	5,701	62,996
Ormat Technologies, Inc.	17,774	1,014,540

Total Independent Power & Renewable Electricity Producers		1,077,536
Insurance – 3.6%
American National Insurance Co.	10,438	1,231,997
AmTrust Financial Services, Inc.	120,693	2,227,993
Assurant, Inc.	47,882	4,580,871
Brown & Brown, Inc.	41,671	1,738,514
CNO Financial Group, Inc.	98,591	2,021,115
Erie Indemnity Co. Class A	12,600	1,546,020
FBL Financial Group, Inc. Class A	9,712	635,650
First American Financial Corp.	68,531	2,691,898
Hanover Insurance Group, Inc. (The)	20,210	1,820,112
Mercury General Corp.	15,099	920,888

See Notes to Financial Statements.

54	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2017

Investments	Shares	Value
National General Holdings Corp.	44,864	$1,065,969
Old Republic International Corp.	168,491	3,450,696
Primerica, Inc.	21,795	1,791,549
ProAssurance Corp.	15,983	962,976
RLI Corp.	13,636	818,433
Selective Insurance Group, Inc.	29,277	1,380,410

Total Insurance		28,885,091
Internet & Catalog Retail – 0.2%
HSN, Inc.	36,196	1,342,872
Internet Software & Services – 0.4%
GrubHub, Inc.*	12,096	397,837
IAC/InterActiveCorp*	4,030	297,092
j2 Global, Inc.	17,492	1,467,754
LogMeIn, Inc.	881	85,898
Stamps.com, Inc.*(a)	3,840	454,464
WebMD Health Corp.*	15,546	818,963

Total Internet Software & Services		3,522,008
IT Services – 2.5%
Acxiom Corp.*	4,153	118,236
Black Knight Financial Services, Inc. Class A*(a)	10,911	417,891
Blackhawk Network Holdings, Inc.*	5,842	237,185
Booz Allen Hamilton Holding Corp.	78,389	2,774,187
CACI International, Inc. Class A*	10,904	1,279,039
Convergys Corp.	61,931	1,309,841
CoreLogic, Inc.*	38,027	1,548,459
CSRA, Inc.	35,770	1,047,703
DST Systems, Inc.	17,240	2,111,900
EPAM Systems, Inc.*	16,111	1,216,703
Euronet Worldwide, Inc.*	23,648	2,022,377
MAXIMUS, Inc.	31,792	1,977,462
Science Applications International Corp.	14,817	1,102,385
Teradata Corp.*	69,088	2,150,019
WEX, Inc.*	6,642	687,447

Total IT Services		20,000,834
Leisure Products – 0.8%
Brunswick Corp.	44,598	2,729,398
Polaris Industries, Inc.(a)	29,853	2,501,681
Vista Outdoor, Inc.*	46,560	958,670

Total Leisure Products		6,189,749
Life Sciences Tools & Services – 1.7%
Bio-Rad Laboratories, Inc. Class A*	5,484	1,093,181
Bio-Techne Corp.	8,834	897,976
Bruker Corp.	65,582	1,530,028
Charles River Laboratories International, Inc.*	18,839	1,694,568
INC Research Holdings, Inc. Class A*	20,973	961,612
PAREXEL International Corp.*	25,200	1,590,372
PerkinElmer, Inc.	45,155	2,621,699
PRA Health Sciences, Inc.*	14,983	977,341
VWR Corp.*	66,564	1,877,105

Total Life Sciences Tools & Services		13,243,882
Machinery – 5.5%
AGCO Corp.	26,426	1,590,317
Allison Transmission Holdings, Inc.	47,653	1,718,367
Barnes Group, Inc.	25,848	1,327,036
Colfax Corp.*	34,127	1,339,826
Crane Co.	32,713	2,447,914
Donaldson Co., Inc.	42,333	1,926,998
Flowserve Corp.	29,508	1,428,777
Franklin Electric Co., Inc.	17,982	774,125
Graco, Inc.	23,171	2,181,318
Hillenbrand, Inc.	29,285	1,049,867
ITT, Inc.	45,445	1,864,154
John Bean Technologies Corp.	7,045	619,608
Lincoln Electric Holdings, Inc.	23,886	2,074,738
Mueller Industries, Inc.	23,939	819,432
Mueller Water Products, Inc. Class A	43,525	514,465
Nordson Corp.	22,654	2,782,817
Oshkosh Corp.	30,461	2,089,320
RBC Bearings, Inc.*	8,089	785,361
Rexnord Corp.*	32,673	754,093
Terex Corp.	45,374	1,424,744
Timken Co. (The)	24,942	1,127,378
Toro Co. (The)	39,211	2,449,119
Trinity Industries, Inc.	160,693	4,266,399
WABCO Holdings, Inc.*	23,011	2,701,952
Watts Water Technologies, Inc. Class A	4,405	274,652
Welbilt, Inc.*	68,566	1,345,951
Woodward, Inc.	25,539	1,734,609

Total Machinery		43,413,337
Marine – 0.2%
Kirby Corp.*	22,566	1,592,031
Media – 2.7%
AMC Networks, Inc. Class A*	65,451	3,840,665
Cable One, Inc.	1,597	997,279
Cinemark Holdings, Inc.	58,361	2,587,727
John Wiley & Sons, Inc. Class A	25,099	1,350,326
Meredith Corp.	26,289	1,698,269
New York Times Co. (The) Class A	33,829	487,138
Nexstar Media Group, Inc. Class A	15,767	1,106,055
Regal Entertainment Group Class A	77,320	1,745,886
Sinclair Broadcast Group, Inc. Class A	54,763	2,217,901
TEGNA, Inc.	204,529	5,240,033
Tribune Media Co. Class A	1,591	59,296

Total Media		21,330,575
Metals & Mining – 0.8%
Cliffs Natural Resources, Inc.*	56,269	461,968
Commercial Metals Co.	29,320	560,892
Compass Minerals International, Inc.	15,227	1,033,152
Reliance Steel & Aluminum Co.	35,425	2,834,708
Stillwater Mining Co.*	4,118	71,118
Worthington Industries, Inc.	30,242	1,363,612

Total Metals & Mining		6,325,450

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	55

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2017

Investments	Shares	Value
Multi-Utilities – 1.0%
Avista Corp.	30,889	$1,206,216
Black Hills Corp.	6,459	429,330
MDU Resources Group, Inc.	71,091	1,945,761
NorthWestern Corp.	28,212	1,656,044
Vectren Corp.	39,730	2,328,575

Total Multi-Utilities		7,565,926
Multiline Retail – 0.4%
Big Lots, Inc.	28,645	1,394,439
Dillard’s, Inc. Class A(a)	26,938	1,407,241
Ollie’s Bargain Outlet Holdings, Inc.*	14,709	492,751

Total Multiline Retail		3,294,431
Oil, Gas & Consumable Fuels – 0.3%
Western Refining, Inc.	37,743	1,323,647
World Fuel Services Corp.	38,365	1,390,731

Total Oil, Gas & Consumable Fuels		2,714,378
Paper & Forest Products – 0.3%
KapStone Paper and Packaging Corp.	36,743	848,763
Louisiana-Pacific Corp.*	47,858	1,187,836

Total Paper & Forest Products		2,036,599
Personal Products – 0.4%
Edgewell Personal Care Co.*	22,975	1,680,392
Nu Skin Enterprises, Inc. Class A	27,723	1,539,735

Total Personal Products		3,220,127
Pharmaceuticals – 0.6%
Akorn, Inc.*	98,900	2,381,512
Catalent, Inc.*	42,483	1,203,119
Prestige Brands Holdings, Inc.*	14,766	820,399

Total Pharmaceuticals		4,405,030
Professional Services – 1.7%
CEB, Inc.	6,696	526,306
Dun & Bradstreet Corp. (The)	9,753	1,052,739
FTI Consulting, Inc.*	18,840	775,643
ManpowerGroup, Inc.	47,223	4,843,663
On Assignment, Inc.*	20,025	971,813
Robert Half International, Inc.	73,417	3,584,952
TransUnion*	28,696	1,100,492
TriNet Group, Inc.*	21,031	607,796
WageWorks, Inc.*	2,605	188,341

Total Professional Services		13,651,745
Real Estate Management & Development – 0.7%
Howard Hughes Corp. (The)*	11,564	1,355,879
Jones Lang LaSalle, Inc.	24,243	2,701,882
Kennedy-Wilson Holdings, Inc.	4,744	105,317
Realogy Holdings Corp.	46,605	1,388,363

Total Real Estate Management & Development		5,551,441
Road & Rail – 1.4%
Avis Budget Group, Inc.*	46,189	1,366,271
Genesee & Wyoming, Inc. Class A*	26,784	1,817,562
Heartland Express, Inc.	26,816	537,661
Hertz Global Holdings, Inc.*(a)	13,242	232,265
Knight Transportation, Inc.	27,817	872,063
Landstar System, Inc.	15,266	1,307,533
Ryder System, Inc.	36,713	2,769,629
Swift Transportation Co.*(a)	70,384	1,445,687
Werner Enterprises, Inc.	32,923	862,582

Total Road & Rail		11,211,253
Semiconductors & Semiconductor Equipment – 2.2%
Advanced Energy Industries, Inc.*	16,431	1,126,509
Amkor Technology, Inc.*	47,691	552,739
Cirrus Logic, Inc.*	25,832	1,567,744
Entegris, Inc.*	47,595	1,113,723
First Solar, Inc.*(a)	147,736	4,003,645
Inphi Corp.*	979	47,795
Integrated Device Technology, Inc.*	64,182	1,519,188
MKS Instruments, Inc.	14,220	977,625
Monolithic Power Systems, Inc.	5,468	503,603
ON Semiconductor Corp.*	103,180	1,598,258
Power Integrations, Inc.	6,514	428,295
Semtech Corp.*	7,631	257,928
Silicon Laboratories, Inc.*	6,654	489,402
Synaptics, Inc.*	9,147	452,868
Teradyne, Inc.	56,558	1,758,954
Xperi Corp.	20,668	701,679

Total Semiconductors & Semiconductor Equipment		17,099,955
Software – 1.5%
ACI Worldwide, Inc.*	53,458	1,143,467
Aspen Technology, Inc.*	25,193	1,484,371
Blackbaud, Inc.	4,407	337,885
CommVault Systems, Inc.*	1,350	68,580
Ebix, Inc.(a)	15,095	924,569
Ellie Mae, Inc.*	3,616	362,576
Fair Isaac Corp.	8,906	1,148,429
Fortinet, Inc.*	2,219	85,099
Gigamon, Inc.*	9,117	324,109
Guidewire Software, Inc.*	1,557	87,706
Manhattan Associates, Inc.*	23,107	1,202,719
MicroStrategy, Inc. Class A*	4,864	913,459
Paycom Software, Inc.*(a)	8,049	462,898
Pegasystems, Inc.	9,549	418,724
RealPage, Inc.*	3,920	136,808
SS&C Technologies Holdings, Inc.	29,390	1,040,406
Synchronoss Technologies, Inc.*	799	19,495
TiVo Corp.	23,649	443,419
Tyler Technologies, Inc.*	4,676	722,722
Ultimate Software Group, Inc. (The)*	1,332	260,020

Total Software		11,587,461
Specialty Retail – 5.5%
Aaron’s, Inc.	42,384	1,260,500
American Eagle Outfitters, Inc.	127,348	1,786,692
AutoNation, Inc.*	85,709	3,624,634
Cabela’s, Inc.*	26,589	1,412,142
Chico’s FAS, Inc.	31,411	446,036

See Notes to Financial Statements.

56	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (concluded)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2017

Investments	Shares	Value
Children’s Place, Inc. (The)	7,759	$931,468
CST Brands, Inc.	68,154	3,277,526
Dick’s Sporting Goods, Inc.	53,182	2,587,836
DSW, Inc. Class A	41,655	861,425
Five Below, Inc.*	14,106	610,931
GameStop Corp. Class A	148,085	3,339,317
Lithia Motors, Inc. Class A	18,826	1,612,447
Michaels Cos., Inc. (The)*	153,645	3,440,112
Monro Muffler Brake, Inc.	10,483	546,164
Murphy USA, Inc.*	30,439	2,234,831
Office Depot, Inc.	1,230,383	5,739,737
Party City Holdco, Inc.*(a)	69,409	975,196
Penske Automotive Group, Inc.	58,817	2,753,224
Sally Beauty Holdings, Inc.*	79,489	1,624,755
Urban Outfitters, Inc.*	65,403	1,553,975
Williams-Sonoma, Inc.	52,924	2,837,785

Total Specialty Retail		43,456,733
Technology Hardware, Storage & Peripherals – 0.4%
Electronics For Imaging, Inc.*	7,661	374,087
NCR Corp.*	60,862	2,780,176

Total Technology Hardware, Storage & Peripherals		3,154,263
Textiles, Apparel & Luxury Goods – 1.6%
Carter’s, Inc.	25,190	2,262,062
Columbia Sportswear Co.	26,474	1,555,347
Deckers Outdoor Corp.*	18,111	1,081,770
Kate Spade & Co.*	74,677	1,734,747
Ralph Lauren Corp.	17,689	1,443,776
Skechers U.S.A., Inc. Class A*	96,073	2,637,204
Steven Madden Ltd.*	29,730	1,146,092
Wolverine World Wide, Inc.	40,573	1,013,108

Total Textiles, Apparel & Luxury Goods		12,874,106
Thrifts & Mortgage Finance – 1.1%
Capitol Federal Financial, Inc.	37,638	550,644
EverBank Financial Corp.	45,216	880,808
MGIC Investment Corp.*	242,973	2,461,316
Northwest Bancshares, Inc.	14,781	248,912
Provident Financial Services, Inc.	21,789	563,246
Radian Group, Inc.	140,015	2,514,669
TFS Financial Corp.	29,096	483,575
Washington Federal, Inc.	34,897	1,155,091

Total Thrifts & Mortgage Finance		8,858,261
Tobacco – 0.1%
Vector Group Ltd.	31,264	650,291
Trading Companies & Distributors – 1.6%
Air Lease Corp.	94,685	3,669,044
Applied Industrial Technologies, Inc.	15,340	948,779
Beacon Roofing Supply, Inc.*	19,042	936,105
GATX Corp.(a)	40,457	2,466,259
MSC Industrial Direct Co., Inc. Class A	24,310	2,498,095
Watsco, Inc.	10,303	1,475,183
WESCO International, Inc.*	14,429	1,003,537

Total Trading Companies & Distributors		12,997,002
Water Utilities – 0.3%
Aqua America, Inc.	69,431	2,232,207
Wireless Telecommunication Services – 0.1%
Telephone & Data Systems, Inc.	15,656	415,041
United States Cellular Corp.*	11,841	442,024

Total Wireless Telecommunication Services		857,065
TOTAL COMMON STOCKS (Cost: $699,182,661)		791,359,158
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree MidCap Dividend Fund(b) (Cost: $1,600,386)	16,540	1,613,146

	Principal Amount
CORPORATE BOND – 0.0%
United States – 0.0%
Machinery – 0.0%
Mueller Industries, Inc. 6.00%, 3/1/27 (Cost: $120,000)	$120,000	119,700

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.4%
United States – 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $18,959,236)(d)	18,959,236	18,959,236
TOTAL INVESTMENTS IN SECURITIES – 102.2% (Cost: $719,862,283)		812,051,240
Liabilities in Excess of Cash and Other Assets – (2.2)%		(17,218,817)

NET ASSETS – 100.0%		$794,832,423
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $24,611,148 and the total market value of the collateral held by the Fund was $25,169,708. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,210,472.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	57

Schedule of Investments

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 98.5%
United States – 98.5%
Aerospace & Defense – 0.3%
AAR Corp.	45,359	$1,525,423
Cubic Corp.	23,833	1,258,383
National Presto Industries, Inc.(a)	11,100	1,134,420
Triumph Group, Inc.	44,175	1,137,506

Total Aerospace & Defense		5,055,732
Air Freight & Logistics – 0.2%
Forward Air Corp.	62,266	2,961,994
Park-Ohio Holdings Corp.	23,439	842,632

Total Air Freight & Logistics		3,804,626
Airlines – 0.4%
Allegiant Travel Co.	45,190	7,241,698
SkyWest, Inc.	44,369	1,519,638

Total Airlines		8,761,336
Auto Components – 1.5%
Cooper Tire & Rubber Co.	96,803	4,293,213
Dana, Inc.	294,757	5,691,758
LCI Industries	75,422	7,527,116
Metaldyne Performance Group, Inc.	187,050	4,274,092
Spartan Motors, Inc.	65,923	527,384
Standard Motor Products, Inc.	48,451	2,380,882
Strattec Security Corp.	7,853	218,313
Superior Industries International, Inc.	112,696	2,856,844
Tower International, Inc.	51,721	1,401,639
Unique Fabricating, Inc.	65,729	790,720

Total Auto Components		29,961,961
Automobiles – 0.1%
Winnebago Industries, Inc.	51,537	1,507,457
Banks – 5.7%
1st Constitution Bancorp	4,512	83,246
1st Source Corp.	22,349	1,049,286
Access National Corp.(a)	11,580	347,632
American National Bankshares, Inc.	12,400	461,900
Ameris Bancorp	14,929	688,227
Arrow Financial Corp.	17,233	584,199
Banc of California, Inc.(a)	73,447	1,520,353
BancFirst Corp.	13,690	1,230,731
BancorpSouth, Inc.	81,142	2,454,545
Bank of Commerce Holdings	8,775	93,893
Bankwell Financial Group, Inc.	3,490	120,021
Banner Corp.	28,820	1,603,545
Bar Harbor Bankshares	17,983	594,861
Berkshire Hills Bancorp, Inc.	34,998	1,261,678
Blue Hills Bancorp, Inc.	7,055	125,932
Boston Private Financial Holdings, Inc.	106,066	1,739,482
Bridge Bancorp, Inc.	25,229	883,015
Brookline Bancorp, Inc.	80,986	1,267,431
Bryn Mawr Bank Corp.	18,110	715,345
C&F Financial Corp.	5,391	249,603
Camden National Corp.	15,100	665,004
Capital Bank Financial Corp. Class A	17,722	769,135
Capital City Bank Group, Inc.	8,762	187,419
Cardinal Financial Corp.	23,470	702,692
CenterState Banks, Inc.	15,446	400,051
Central Pacific Financial Corp.	32,102	980,395
Century Bancorp, Inc. Class A	1,990	121,042
Chemung Financial Corp.	7,119	281,201
City Holding Co.	19,754	1,273,738
CNB Financial Corp.	19,915	475,769
CoBiz Financial, Inc.	26,586	446,645
Codorus Valley Bancorp, Inc.	7,310	189,402
Columbia Banking System, Inc.	104,842	4,087,790
Community Bank System, Inc.	47,729	2,624,140
Community Trust Bancorp, Inc.	25,736	1,177,422
ConnectOne Bancorp, Inc.	18,325	444,381
County Bancorp, Inc.	2,760	80,206
CVB Financial Corp.	116,853	2,581,283
Eastern Virginia Bankshares, Inc.	8,122	85,119
Enterprise Bancorp, Inc.	8,822	306,653
Enterprise Financial Services Corp.	10,679	452,790
Evans Bancorp, Inc.	4,861	186,662
Farmers Capital Bank Corp.	4,048	163,539
Fidelity Southern Corp.	26,718	597,949
Financial Institutions, Inc.	19,532	643,579
First Bancorp	12,605	369,200
First Bancorp, Inc.	16,602	452,405
First Busey Corp.	44,283	1,301,920
First Business Financial Services, Inc.	7,532	195,531
First Commonwealth Financial Corp.	94,574	1,254,051
First Community Bancshares, Inc.	18,184	454,054
First Connecticut Bancorp, Inc.	10,829	268,559
First Financial Bancorp	71,058	1,950,542
First Financial Corp.	12,753	605,767
First Financial Northwest, Inc.	7,511	132,719
First Internet Bancorp	2,297	67,762
First Interstate BancSystem, Inc. Class A	23,316	924,479
First Merchants Corp.	32,996	1,297,403
First Mid-Illinois Bancshares, Inc.	5,882	199,047
First Midwest Bancorp, Inc.	61,290	1,451,347
Flushing Financial Corp.	34,295	921,507
German American Bancorp, Inc.	10,937	517,758
Glacier Bancorp, Inc.	84,695	2,873,701
Great Southern Bancorp, Inc.	11,259	568,580
Great Western Bancorp, Inc.	48,919	2,074,655
Guaranty Bancorp	28,392	691,345
Hanmi Financial Corp.	36,816	1,132,092
Heartland Financial USA, Inc.	12,045	601,648
Heritage Commerce Corp.	49,515	698,161
Heritage Financial Corp.	29,128	720,918
Hope Bancorp, Inc.	155,823	2,987,127
Horizon Bancorp	16,993	445,556
Independent Bank Corp.	44,446	1,923,472
Independent Bank Group, Inc.	5,902	379,499
International Bancshares Corp.	51,244	1,814,038

See Notes to Financial Statements.

58	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2017

Investments	Shares	Value
Lakeland Bancorp, Inc.	45,705	$895,818
Lakeland Financial Corp.	21,098	909,746
LegacyTexas Financial Group, Inc.	35,095	1,400,290
Live Oak Bancshares, Inc.(a)	6,460	139,859
Macatawa Bank Corp.	21,676	214,159
MainSource Financial Group, Inc.	23,828	784,656
MBT Financial Corp.	18,675	211,961
Mercantile Bank Corp.	15,752	541,869
Merchants Bancshares, Inc.	7,525	366,468
Midland States Bancorp, Inc.	17,178	590,751
MidSouth Bancorp, Inc.	19,716	301,655
MidWestOne Financial Group, Inc.(a)	10,744	368,412
MutualFirst Financial, Inc.	7,196	227,034
National Bank Holdings Corp. Class A	13,554	440,505
NBT Bancorp, Inc.	49,807	1,846,345
Northrim BanCorp, Inc.	8,815	264,891
Old National Bancorp	199,990	3,469,826
Old Second Bancorp, Inc.	5,824	65,520
Pacific Continental Corp.	26,631	652,459
Park National Corp.	24,772	2,606,014
Park Sterling Corp.	40,898	503,454
Peapack Gladstone Financial Corp.	7,267	215,031
Penns Woods Bancorp, Inc.	9,600	417,120
Peoples Bancorp, Inc.	20,831	659,509
Peoples Financial Services Corp.	11,124	464,983
Preferred Bank	8,752	469,632
Premier Financial Bancorp, Inc.	15,084	317,217
QCR Holdings, Inc.	2,077	87,961
Renasant Corp.	34,665	1,375,854
Republic Bancorp, Inc. Class A	21,109	725,939
S&T Bancorp, Inc.	37,498	1,297,431
Sandy Spring Bancorp, Inc.	32,745	1,342,218
ServisFirst Bancshares, Inc.	12,502	454,823
Shore Bancshares, Inc.	7,714	128,901
Sierra Bancorp	15,001	411,477
Simmons First National Corp. Class A	23,081	1,272,917
South State Corp.	17,408	1,555,405
Southern National Bancorp of Virginia, Inc.	12,680	214,672
Southside Bancshares, Inc.	35,604	1,195,226
Southwest Bancorp, Inc.	13,285	347,403
Stock Yards Bancorp, Inc.	19,757	803,122
Stonegate Bank	4,963	233,708
Tompkins Financial Corp.	15,155	1,220,735
Towne Bank	48,631	1,575,644
TriCo Bancshares	20,527	729,324
Trustmark Corp.	86,548	2,751,361
Union Bankshares Corp.	50,346	1,771,172
Union Bankshares, Inc.	5,495	236,010
United Community Banks, Inc.	39,930	1,105,662
Unity Bancorp, Inc.	5,940	100,683
Univest Corp. of Pennsylvania	35,566	921,159
Washington Trust Bancorp, Inc.	22,802	1,124,139
WesBanco, Inc.	50,095	1,909,120
West Bancorporation, Inc.	24,743	567,852
Westamerica Bancorporation(a)	31,906	1,781,312

Total Banks		112,860,188
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated(a)	6,992	1,440,492
MGP Ingredients, Inc.(a)	4,499	243,981

Total Beverages		1,684,473
Building Products – 0.9%
AAON, Inc.	70,466	2,490,973
Advanced Drainage Systems, Inc.	104,644	2,291,704
Apogee Enterprises, Inc.	48,005	2,861,578
Griffon Corp.	71,069	1,751,851
Insteel Industries, Inc.	9,899	357,750
Quanex Building Products Corp.	42,262	855,805
Simpson Manufacturing Co., Inc.	119,949	5,168,602
Universal Forest Products, Inc.	28,627	2,820,905

Total Building Products		18,599,168
Capital Markets – 2.3%
Arlington Asset Investment Corp. Class A(a)	137,491	1,942,748
Artisan Partners Asset Management, Inc. Class A	166,643	4,599,347
Associated Capital Group, Inc. Class A	1,815	65,612
B. Riley Financial, Inc.	17,958	269,370
BGC Partners, Inc. Class A	790,936	8,985,033
Cohen & Steers, Inc.	66,072	2,640,898
Evercore Partners, Inc. Class A	38,637	3,009,822
Financial Engines, Inc.	23,461	1,021,726
Gain Capital Holdings, Inc.	94,471	786,943
GAMCO Investors, Inc. Class A	3,358	99,363
Greenhill & Co., Inc.	96,363	2,823,436
Houlihan Lokey, Inc.	14,695	506,243
Interactive Brokers Group, Inc. Class A	36,117	1,253,982
Investment Technology Group, Inc.	25,439	515,140
Janus Capital Group, Inc.	293,453	3,873,580
Manning & Napier, Inc.	62,421	355,800
Moelis & Co. Class A	44,760	1,723,260
Oppenheimer Holdings, Inc. Class A	17,016	290,974
PJT Partners, Inc. Class A	5,749	201,732
Pzena Investment Management, Inc. Class A	11,081	109,037
Silvercrest Asset Management Group, Inc. Class A	15,042	200,059
Virtu Financial, Inc. Class A	126,706	2,154,002
Virtus Investment Partners, Inc.	4,387	464,583
Waddell & Reed Financial, Inc. Class A(a)	367,416	6,246,072
Westwood Holdings Group, Inc.	17,664	943,434

Total Capital Markets		45,082,196
Chemicals – 2.6%
A. Schulman, Inc.	107,874	3,392,637
American Vanguard Corp.	9,664	160,422
Balchem Corp.	20,263	1,670,077
Calgon Carbon Corp.	90,942	1,327,753
Chase Corp.	12,736	1,215,014
FutureFuel Corp.	106,597	1,511,545
H.B. Fuller Co.	93,754	4,833,956

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	59

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2017

Investments	Shares	Value
Hawkins, Inc.	27,897	$1,366,953
Innophos Holdings, Inc.	110,023	5,937,941
Innospec, Inc.	38,361	2,483,875
KMG Chemicals, Inc.	7,298	336,219
Kronos Worldwide, Inc.	949,790	15,605,050
Quaker Chemical Corp.	23,095	3,040,688
Rayonier Advanced Materials, Inc.(a)	133,476	1,795,252
Stepan Co.	35,634	2,808,316
Tredegar Corp.	95,885	1,682,782
Valhi, Inc.	606,470	1,989,222

Total Chemicals		51,157,702
Commercial Services & Supplies – 7.5%
ABM Industries, Inc.	144,093	6,282,455
Brady Corp. Class A	164,371	6,352,939
Brink’s Co. (The)	82,523	4,410,854
CECO Environmental Corp.	107,691	1,131,832
Covanta Holding Corp.	1,508,697	23,686,543
Ennis, Inc.	179,064	3,044,088
Essendant, Inc.	162,736	2,465,450
Herman Miller, Inc.	197,958	6,245,575
HNI Corp.	148,150	6,828,234
Interface, Inc.	145,053	2,763,260
Kimball International, Inc. Class B	85,725	1,414,463
Knoll, Inc.	180,810	4,305,086
Matthews International Corp. Class A	48,103	3,254,168
McGrath RentCorp	104,223	3,498,766
Mobile Mini, Inc.	188,636	5,753,398
MSA Safety, Inc.	121,207	8,568,123
Multi-Color Corp.	7,854	557,634
Pitney Bowes, Inc.	1,475,886	19,348,866
Quad/Graphics, Inc.	280,726	7,085,524
RR Donnelley & Sons Co.	379,282	4,593,105
Steelcase, Inc. Class A	428,251	7,173,204
Tetra Tech, Inc.	78,440	3,204,274
U.S. Ecology, Inc.	56,669	2,654,943
UniFirst Corp.	2,798	395,777
Viad Corp.	28,918	1,307,094
VSE Corp.	10,188	415,670
West Corp.	495,970	12,111,587

Total Commercial Services & Supplies		148,852,912
Communications Equipment – 1.0%
ADTRAN, Inc.	129,323	2,683,452
Bel Fuse, Inc. Class B	14,425	368,559
Black Box Corp.	74,096	663,159
Comtech Telecommunications Corp.	428,156	6,311,020
InterDigital, Inc.	80,899	6,981,584
Plantronics, Inc.	60,731	3,286,154

Total Communications Equipment		20,293,928
Construction & Engineering – 0.7%
Argan, Inc.	24,231	1,602,881
Comfort Systems USA, Inc.	51,776	1,897,590
Granite Construction, Inc.	56,672	2,844,368
KBR, Inc.	436,950	6,567,358
Primoris Services Corp.	77,063	1,789,403

Total Construction & Engineering		14,701,600
Construction Materials – 0.0%
United States Lime & Minerals, Inc.	6,303	497,811
Consumer Finance – 0.1%
FirstCash, Inc.	40,454	1,988,314
Nelnet, Inc. Class A	16,726	733,602

Total Consumer Finance		2,721,916
Containers & Packaging – 0.5%
Myers Industries, Inc.	178,506	2,829,320
Silgan Holdings, Inc.	122,603	7,277,714

Total Containers & Packaging		10,107,034
Distributors – 0.2%
Core-Mark Holding Co., Inc.	70,216	2,190,037
Weyco Group, Inc.	49,019	1,376,454

Total Distributors		3,566,491
Diversified Consumer Services – 0.6%
Capella Education Co.	32,888	2,796,302
Carriage Services, Inc.	18,825	510,534
Collectors Universe, Inc.	96,533	2,519,511
Graham Holdings Co. Class B	7,345	4,403,695
Liberty Tax, Inc.(a)	104,205	1,484,921

Total Diversified Consumer Services		11,714,963
Diversified Financial Services – 0.0%
A-Mark Precious Metals, Inc.	3,453	58,977
Marlin Business Services Corp.	20,110	517,833

Total Diversified Financial Services		576,810
Diversified Telecommunication Services – 2.0%
ATN International, Inc.	46,808	3,296,219
Cogent Communications Holdings, Inc.	312,565	13,455,923
Consolidated Communications Holdings, Inc.(a)	481,625	11,279,658
IDT Corp. Class B	140,435	1,786,333
Windstream Holdings, Inc.(a)	1,765,149	9,620,062

Total Diversified Telecommunication Services		39,438,195
Electric Utilities – 2.0%
El Paso Electric Co.	178,445	9,011,473
MGE Energy, Inc.(a)	111,218	7,229,170
Otter Tail Corp.	197,549	7,487,107
PNM Resources, Inc.	355,128	13,139,736
Spark Energy, Inc. Class A(a)	57,574	1,839,489

Total Electric Utilities		38,706,975
Electrical Equipment – 0.6%
Allied Motion Technologies, Inc.	6,185	124,319
AZZ, Inc.	46,648	2,775,556
Encore Wire Corp.	5,479	252,034
General Cable Corp.	298,574	5,359,403
LSI Industries, Inc.	81,148	818,783
Powell Industries, Inc.	50,250	1,730,610
Preformed Line Products Co.	12,648	659,593

Total Electrical Equipment		11,720,298

See Notes to Financial Statements.

60	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2017

Investments	Shares	Value
Electronic Equipment, Instruments & Components – 1.9%
AVX Corp.	697,159	$11,419,464
Badger Meter, Inc.	59,188	2,175,159
CTS Corp.	36,955	787,141
Daktronics, Inc.	197,055	1,862,170
Dolby Laboratories, Inc. Class A	114,111	5,980,558
Mesa Laboratories, Inc.	2,762	338,897
Methode Electronics, Inc.	51,742	2,359,435
MOCON, Inc.	22,072	480,066
MTS Systems Corp.	59,036	3,249,932
Park Electrochemical Corp.	68,360	1,220,910
Systemax, Inc.	98,031	1,087,164
Vishay Intertechnology, Inc.	349,442	5,748,321

Total Electronic Equipment, Instruments & Components		36,709,217
Energy Equipment & Services – 0.8%
Archrock, Inc.	397,552	4,929,645
Bristow Group, Inc.	89,282	1,357,979
Gulf Island Fabrication, Inc.	15,944	184,153
Oceaneering International, Inc.	327,465	8,867,752

Total Energy Equipment & Services		15,339,529
Equity Real Estate Investment Trusts (REITs) – 14.3%
Acadia Realty Trust	128,805	3,871,878
Agree Realty Corp.	57,543	2,759,762
Alexander’s, Inc.	9,507	4,105,693
American Assets Trust, Inc.	58,302	2,439,356
Armada Hoffler Properties, Inc.	90,150	1,252,184
Ashford Hospitality Prime, Inc.	43,802	464,739
Ashford Hospitality Trust, Inc.	307,014	1,955,679
Bluerock Residential Growth REIT, Inc.(a)	88,210	1,085,865
Brandywine Realty Trust	367,120	5,958,358
Care Capital Properties, Inc.	391,184	10,511,114
CareTrust REIT, Inc.	149,385	2,512,656
CatchMark Timber Trust, Inc. Class A	95,630	1,101,658
CBL & Associates Properties, Inc.	766,711	7,314,423
Cedar Realty Trust, Inc.	133,184	668,584
Chatham Lodging Trust	125,402	2,476,689
Chesapeake Lodging Trust	193,210	4,629,312
Columbia Property Trust, Inc.	355,548	7,910,943
Community Healthcare Trust, Inc.	44,749	1,069,501
CoreCivic, Inc.	530,316	16,662,529
CorEnergy Infrastructure Trust, Inc.(a)	51,590	1,742,710
CoreSite Realty Corp.	49,579	4,464,589
Corporate Office Properties Trust	180,247	5,966,176
DiamondRock Hospitality Co.	451,882	5,038,484
Easterly Government Properties, Inc.	87,700	1,735,583
EastGroup Properties, Inc.	56,886	4,182,828
Farmland Partners, Inc.(a)	55,577	620,792
FelCor Lodging Trust, Inc.	202,914	1,523,884
First Potomac Realty Trust	116,582	1,198,463
Four Corners Property Trust, Inc.	152,505	3,481,689
Franklin Street Properties Corp.	322,566	3,915,951
Geo Group, Inc. (The)	288,386	13,372,459
Getty Realty Corp.	78,131	1,974,370
Gladstone Commercial Corp.	94,867	1,960,901
Gladstone Land Corp.	23,218	257,720
Global Medical REIT, Inc.(a)	82,632	750,299
Global Net Lease, Inc.(a)	262,744	6,326,876
Government Properties Income Trust(a)	320,837	6,715,118
Hersha Hospitality Trust	111,881	2,102,244
Independence Realty Trust, Inc.	296,508	2,778,280
InfraREIT, Inc.	129,654	2,333,772
Investors Real Estate Trust	511,147	3,031,102
Jernigan Capital, Inc.(a)	21,646	498,724
Kite Realty Group Trust	210,405	4,523,707
Lexington Realty Trust	787,007	7,854,330
LTC Properties, Inc.	98,296	4,708,378
Mack-Cali Realty Corp.	96,104	2,589,042
Monmouth Real Estate Investment Corp. Class A	161,302	2,301,780
Monogram Residential Trust, Inc.	243,920	2,431,882
National Storage Affiliates Trust	85,189	2,036,017
New Senior Investment Group, Inc.	449,184	4,581,677
NexPoint Residential Trust, Inc.	47,166	1,139,531
NorthStar Realty Europe Corp.	142,795	1,654,994
One Liberty Properties, Inc.	60,419	1,411,388
Pebblebrook Hotel Trust(a)	180,076	5,260,020
Pennsylvania Real Estate Investment Trust	153,293	2,320,856
Physicians Realty Trust	332,400	6,604,788
Potlatch Corp.	73,062	3,338,933
Preferred Apartment Communities, Inc. Class A	78,051	1,031,054
QTS Realty Trust, Inc. Class A	72,038	3,511,852
Ramco-Gershenson Properties Trust	211,900	2,970,838
Retail Opportunity Investments Corp.	192,015	4,038,075
Rexford Industrial Realty, Inc.	79,426	1,788,674
Sabra Health Care REIT, Inc.	229,254	6,403,064
Saul Centers, Inc.	30,815	1,898,820
Select Income REIT	368,776	9,510,733
Seritage Growth Properties Class A(a)	29,911	1,290,660
Silver Bay Realty Trust Corp.	52,290	1,122,666
STAG Industrial, Inc.	231,524	5,792,730
Summit Hotel Properties, Inc.	194,899	3,114,486
Terreno Realty Corp.	66,684	1,867,152
Tier REIT, Inc.	107,024	1,857,937
UMH Properties, Inc.	80,297	1,221,317
Universal Health Realty Income Trust	28,213	1,819,738
Urban Edge Properties	162,960	4,285,848
Urstadt Biddle Properties, Inc. Class A	67,410	1,385,950
Washington Prime Group, Inc.	933,686	8,113,731
Washington Real Estate Investment Trust	141,462	4,424,931
Whitestone REIT	120,571	1,668,703
Xenia Hotels & Resorts, Inc.	312,425	5,333,095

Total Equity Real Estate Investment Trusts (REITs)		281,933,314
Food & Staples Retailing – 0.7%
Andersons, Inc. (The)	70,955	2,689,195
Ingles Markets, Inc. Class A	30,908	1,333,680
SpartanNash Co.	97,741	3,419,958
Village Super Market, Inc. Class A	50,592	1,340,688
Weis Markets, Inc.	91,339	5,448,371

Total Food & Staples Retailing		14,231,892

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	61

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2017

Investments	Shares	Value
Food Products – 1.4%
AdvancePierre Foods Holdings, Inc.	259,471	$8,087,711
Alico, Inc.	10,912	288,077
Calavo Growers, Inc.	45,228	2,740,817
Dean Foods Co.	261,006	5,131,378
J&J Snack Foods Corp.	36,237	4,912,287
Limoneira Co.	23,614	493,769
Sanderson Farms, Inc.	40,813	4,238,022
Tootsie Roll Industries, Inc.(a)	56,560	2,112,532

Total Food Products		28,004,593
Gas Utilities – 1.5%
Chesapeake Utilities Corp.	48,917	3,385,056
Delta Natural Gas Co., Inc.	34,670	1,052,234
Gas Natural, Inc.	40,285	511,620
Northwest Natural Gas Co.	150,329	8,884,444
South Jersey Industries, Inc.	426,012	15,187,328

Total Gas Utilities		29,020,682
Health Care Equipment & Supplies – 0.7%
Abaxis, Inc.	39,582	1,919,727
Analogic Corp.	9,901	751,486
Atrion Corp.	2,528	1,183,610
CONMED Corp.	81,746	3,630,340
Invacare Corp.(a)	20,256	241,046
LeMaitre Vascular, Inc.	22,630	557,377
Meridian Bioscience, Inc.	313,449	4,325,596
Utah Medical Products, Inc.	9,513	592,660

Total Health Care Equipment & Supplies		13,201,842
Health Care Providers & Services – 1.2%
Aceto Corp.	59,641	942,924
Chemed Corp.	18,315	3,345,967
Ensign Group, Inc. (The)	58,889	1,107,113
Landauer, Inc.	33,621	1,639,024
National HealthCare Corp.	61,358	4,374,826
National Research Corp. Class A	44,907	884,668
Owens & Minor, Inc.	297,847	10,305,506
U.S. Physical Therapy, Inc.	20,459	1,335,973

Total Health Care Providers & Services		23,936,001
Health Care Technology – 0.1%
Computer Programs & Systems, Inc.(a)	86,979	2,435,412
Hotels, Restaurants & Leisure – 3.5%
Bloomin’ Brands, Inc.	254,670	5,024,639
Bob Evans Farms, Inc.	82,068	5,323,751
Brinker International, Inc.	211,656	9,304,398
Churchill Downs, Inc.	23,514	3,735,199
ClubCorp Holdings, Inc.	371,726	5,966,202
DineEquity, Inc.	135,659	7,382,563
ILG, Inc.	578,164	12,118,317
International Speedway Corp. Class A	45,530	1,682,334
Marcus Corp. (The)	45,058	1,446,362
Marriott Vacations Worldwide Corp.	61,934	6,189,065
RCI Hospitality Holdings, Inc.	12,870	222,908
Red Rock Resorts, Inc. Class A	175,965	3,902,904
Ruth’s Hospitality Group, Inc.	75,449	1,512,752
Sonic Corp.(a)	150,565	3,818,328
Speedway Motorsports, Inc.	123,595	2,328,530

Total Hotels, Restaurants & Leisure		69,958,252
Household Durables – 1.1%
Bassett Furniture Industries, Inc.	22,424	603,206
CSS Industries, Inc.	41,086	1,064,949
Ethan Allen Interiors, Inc.	95,119	2,915,397
Flexsteel Industries, Inc.	16,401	826,610
Hooker Furniture Corp.	26,573	825,092
KB Home(a)	81,794	1,626,065
La-Z-Boy, Inc.	111,560	3,012,120
Libbey, Inc.	83,262	1,213,960
Lifetime Brands, Inc.	23,660	475,566
MDC Holdings, Inc.	303,889	9,131,864
NACCO Industries, Inc. Class A	10,269	716,776

Total Household Durables		22,411,605
Household Products – 0.3%
Oil-Dri Corp. of America	18,144	676,227
Orchids Paper Products Co.(a)	91,548	2,197,152
WD-40 Co.	35,693	3,888,752

Total Household Products		6,762,131
Independent Power & Renewable Electricity Producers – 2.3%
NRG Yield, Inc. Class A	381,813	6,639,728
NRG Yield, Inc. Class C	654,257	11,580,349
Ormat Technologies, Inc.	47,003	2,682,931
Pattern Energy Group, Inc.(a)	1,206,808	24,293,045

Total Independent Power & Renewable Electricity Producers		45,196,053
Industrial Conglomerates – 0.2%
Raven Industries, Inc.	121,525	3,530,301
Insurance – 1.4%
American Equity Investment Life Holding Co.	46,376	1,095,865
AMERISAFE, Inc.	11,106	720,779
Baldwin & Lyons, Inc. Class B	27,465	671,519
Crawford & Co. Class A	44,851	365,087
Crawford & Co. Class B(a)	20,380	204,411
Donegal Group, Inc. Class A	35,749	629,897
EMC Insurance Group, Inc.	28,851	809,559
Employers Holdings, Inc.	15,614	592,551
FBL Financial Group, Inc. Class A	26,166	1,712,565
Federated National Holding Co.	11,836	206,302
Fidelity & Guaranty Life(a)	32,361	899,636
HCI Group, Inc.(a)	17,916	816,611
Heritage Insurance Holdings, Inc.	23,785	303,734
Horace Mann Educators Corp.	50,861	2,087,844
Independence Holding Co.	6,018	111,935
Infinity Property & Casualty Corp.	13,099	1,250,955
Investors Title Co.	567	89,671
Kemper Corp.	55,819	2,227,178
Kinsale Capital Group, Inc.	6,866	219,987
National General Holdings Corp.	35,003	831,671

See Notes to Financial Statements.

62	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2017

Investments	Shares	Value
National Western Life Group, Inc. Class A	329	$100,069
Navigators Group, Inc. (The)	4,632	251,518
RLI Corp.	29,843	1,791,177
Safety Insurance Group, Inc.	30,254	2,120,805
Selective Insurance Group, Inc.	45,288	2,135,329
State Auto Financial Corp.	32,759	899,235
State National Cos., Inc.	38,144	549,274
Stewart Information Services Corp.	33,057	1,460,458
United Fire Group, Inc.	25,996	1,111,849
Universal Insurance Holdings, Inc.(a)	38,724	948,738

Total Insurance		27,216,209
Internet & Catalog Retail – 1.0%
HSN, Inc.	333,965	12,390,101
Nutrisystem, Inc.	93,946	5,214,003
PetMed Express, Inc.(a)	115,475	2,325,667

Total Internet & Catalog Retail		19,929,771
Internet Software & Services – 0.1%
Reis, Inc.	55,221	988,456
IT Services – 0.9%
Cass Information Systems, Inc.	23,633	1,562,141
Convergys Corp.	225,702	4,773,597
CSG Systems International, Inc.	83,987	3,175,548
Forrester Research, Inc.	51,766	2,057,699
Hackett Group, Inc. (The)	67,293	1,311,541
ManTech International Corp. Class A	77,516	2,684,379
TeleTech Holdings, Inc.	101,607	3,007,567

Total IT Services		18,572,472
Leisure Products – 0.4%
Callaway Golf Co.	51,625	571,489
Escalade, Inc.	71,544	922,918
Johnson Outdoors, Inc. Class A	11,967	436,796
Marine Products Corp.	111,021	1,206,798
Sturm Ruger & Co., Inc.(a)	100,079	5,359,230

Total Leisure Products		8,497,231
Machinery – 4.0%
Actuant Corp. Class A	13,295	350,323
Alamo Group, Inc.	8,901	678,167
Albany International Corp. Class A	66,958	3,083,416
Altra Industrial Motion Corp.	65,030	2,532,918
American Railcar Industries, Inc.(a)	110,171	4,528,028
Astec Industries, Inc.	22,490	1,383,023
Barnes Group, Inc.	97,686	5,015,199
Briggs & Stratton Corp.	180,448	4,051,058
CIRCOR International, Inc.	5,969	354,797
Columbus McKinnon Corp.	21,177	525,613
DMC Global, Inc.	14,009	173,712
Douglas Dynamics, Inc.	104,980	3,217,637
Eastern Co. (The)	20,641	441,717
EnPro Industries, Inc.	44,451	3,163,133
ESCO Technologies, Inc.	23,679	1,375,750
Federal Signal Corp.	175,169	2,419,084
Franklin Electric Co., Inc.	72,652	3,127,669
FreightCar America, Inc.	45,028	564,201
Global Brass & Copper Holdings, Inc.	18,993	653,359
Gorman-Rupp Co. (The)	60,764	1,907,990
Graham Corp.	24,240	557,520
Greenbrier Cos., Inc. (The)(a)	95,749	4,126,782
Hardinge, Inc.	15,676	176,198
Hillenbrand, Inc.	230,079	8,248,332
Hurco Cos., Inc.	12,755	396,681
Hyster-Yale Materials Handling, Inc.	35,389	1,995,586
John Bean Technologies Corp.	22,087	1,942,552
Joy Global, Inc.	24,608	695,176
Kadant, Inc.	21,330	1,265,935
Lindsay Corp.(a)	23,027	2,029,139
Miller Industries, Inc.	46,347	1,221,243
Mueller Industries, Inc.	96,153	3,291,317
Mueller Water Products, Inc. Class A	232,828	2,752,027
NN, Inc.	68,088	1,715,818
Standex International Corp.(a)	13,820	1,384,073
Sun Hydraulics Corp.	39,037	1,409,626
Supreme Industries, Inc. Class A	22,589	457,653
Tennant Co.	33,266	2,416,775
Titan International, Inc.	17,425	180,175
Watts Water Technologies, Inc. Class A	48,068	2,997,040

Total Machinery		78,806,442
Marine – 0.2%
Matson, Inc.	138,756	4,406,891
Media – 4.6%
A.H. Belo Corp. Class A	165,476	1,017,677
AMC Entertainment Holdings, Inc. Class A	88,124	2,771,500
Entercom Communications Corp. Class A	104,797	1,498,597
Entravision Communications Corp. Class A	196,212	1,216,514
Gannett Co., Inc.	1,221,913	10,239,631
Meredith Corp.	225,053	14,538,424
National CineMedia, Inc.	584,041	7,376,438
New Media Investment Group, Inc.	760,792	10,810,854
New York Times Co. (The) Class A	305,412	4,397,933
Nexstar Media Group, Inc. Class A	76,005	5,331,751
Saga Communications, Inc. Class A	20,216	1,032,027
Salem Media Group, Inc. Class A	141,293	1,052,633
Scholastic Corp.	72,179	3,072,660
Sinclair Broadcast Group, Inc. Class A(a)	230,181	9,322,331
Time, Inc.	711,243	13,762,552
World Wrestling Entertainment, Inc. Class A(a)	153,428	3,409,170

Total Media		90,850,692
Metals & Mining – 1.9%
Ampco-Pittsburgh Corp.	46,589	654,575
Carpenter Technology Corp.	141,596	5,281,531
Commercial Metals Co.	390,815	7,476,291
Compass Minerals International, Inc.	196,428	13,327,640
Gold Resource Corp.(a)	44,278	200,137
Haynes International, Inc.	38,938	1,484,316
Hecla Mining Co.	119,224	630,695
Kaiser Aluminum Corp.	63,295	5,057,270

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	63

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2017

Investments	Shares	Value
Materion Corp.	31,032	$1,041,124
Olympic Steel, Inc.	6,137	113,903
Schnitzer Steel Industries, Inc. Class A	119,108	2,459,580

Total Metals & Mining		37,727,062
Multi-Utilities – 1.7%
Avista Corp.	351,396	13,722,014
NorthWestern Corp.	284,898	16,723,513
Unitil Corp.	74,943	3,374,683

Total Multi-Utilities		33,820,210
Multiline Retail – 0.4%
Big Lots, Inc.	114,846	5,590,703
Dillard’s, Inc. Class A(a)	18,924	988,590
Fred’s, Inc. Class A(a)	139,709	1,830,188

Total Multiline Retail		8,409,481
Oil, Gas & Consumable Fuels – 3.9%
Adams Resources & Energy, Inc.	14,430	538,960
Alon USA Energy, Inc.	623,976	7,606,267
CVR Energy, Inc.(a)	1,241,084	24,920,967
Delek U.S. Holdings, Inc.	255,389	6,198,291
Evolution Petroleum Corp.	155,179	1,241,432
Green Plains, Inc.(a)	114,917	2,844,196
Panhandle Oil and Gas, Inc. Class A	17,319	332,525
PBF Energy, Inc. Class A	688,493	15,263,890
SemGroup Corp. Class A	507,448	18,268,128

Total Oil, Gas & Consumable Fuels		77,214,656
Paper & Forest Products – 2.0%
Deltic Timber Corp.	10,225	798,777
Domtar Corp.	418,982	15,301,223
KapStone Paper and Packaging Corp.	298,693	6,899,808
Neenah Paper, Inc.	46,905	3,503,803
PH Glatfelter Co.	158,742	3,451,051
Schweitzer-Mauduit International, Inc.	206,314	8,545,526

Total Paper & Forest Products		38,500,188
Personal Products – 0.3%
Inter Parfums, Inc.	99,348	3,631,169
Medifast, Inc.	49,454	2,194,274

Total Personal Products		5,825,443
Pharmaceuticals – 0.1%
Phibro Animal Health Corp. Class A(a)	44,155	1,240,755
Professional Services – 1.7%
Barrett Business Services, Inc.	18,092	988,185
BG Staffing, Inc.	90,612	1,296,658
CEB, Inc.	149,455	11,747,163
CRA International, Inc.	20,607	728,045
Exponent, Inc.	48,160	2,867,928
Heidrick & Struggles International, Inc.	69,041	1,819,231
Insperity, Inc.	49,417	4,380,817
Kelly Services, Inc. Class A	76,112	1,663,808
Kforce, Inc.	93,351	2,217,086
Korn/Ferry International	124,321	3,914,868
Resources Connection, Inc.	149,377	2,502,065

Total Professional Services		34,125,854
Real Estate Management & Development – 0.2%
Alexander & Baldwin, Inc.	15,502	690,149
Consolidated-Tomoka Land Co.	547	29,286
Griffin Industrial Realty, Inc.	3,026	93,655
Kennedy-Wilson Holdings, Inc.	151,808	3,370,137
RE/MAX Holdings, Inc. Class A	10,117	601,456

Total Real Estate Management & Development		4,784,683
Road & Rail – 0.3%
ArcBest Corp.	42,529	1,105,754
Celadon Group, Inc.(a)	40,363	264,378
Heartland Express, Inc.	53,659	1,075,863
Marten Transport Ltd.	20,874	489,495
Universal Logistics Holdings, Inc.	72,575	1,041,451
Werner Enterprises, Inc.	105,045	2,752,179

Total Road & Rail		6,729,120
Semiconductors & Semiconductor Equipment – 1.0%
Brooks Automation, Inc.	278,030	6,227,872
Cabot Microelectronics Corp.	47,836	3,664,716
Cohu, Inc.	79,840	1,473,846
Power Integrations, Inc.	37,308	2,453,001
Xperi Corp.	151,990	5,160,061

Total Semiconductors & Semiconductor Equipment		18,979,496
Software – 0.6%
American Software, Inc. Class A	181,067	1,861,369
Ebix, Inc.(a)	27,775	1,701,219
Monotype Imaging Holdings, Inc.	146,901	2,952,710
Progress Software Corp.	129,671	3,766,943
QAD, Inc. Class A	25,044	697,475

Total Software		10,979,716
Specialty Retail – 5.6%
Aaron’s, Inc.	41,126	1,223,087
Abercrombie & Fitch Co. Class A(a)	577,173	6,885,674
Barnes & Noble, Inc.	554,644	5,130,457
Big 5 Sporting Goods Corp.	117,342	1,771,864
Buckle, Inc. (The)(a)	313,966	5,839,768
Caleres, Inc.	57,875	1,529,057
Cato Corp. (The) Class A	175,370	3,851,125
Chico’s FAS, Inc.	412,511	5,857,656
Children’s Place, Inc. (The)	21,985	2,639,299
Citi Trends, Inc.	29,904	508,368
DSW, Inc. Class A	395,355	8,175,941
Finish Line, Inc. (The) Class A	111,774	1,590,544
GameStop Corp. Class A(a)	992,048	22,370,682
Group 1 Automotive, Inc.	40,694	3,014,612
Guess?, Inc.(a)	914,418	10,195,761
Haverty Furniture Cos., Inc.	63,625	1,549,269
Lithia Motors, Inc. Class A	38,957	3,336,667
Monro Muffler Brake, Inc.	64,273	3,348,623
Office Depot, Inc.	1,734,487	8,091,382

See Notes to Financial Statements.

64	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2017

Investments	Shares	Value
Pier 1 Imports, Inc.	574,384	$4,112,589
Rent-A-Center, Inc.(a)	248,815	2,206,989
Shoe Carnival, Inc.	28,367	696,977
Sonic Automotive, Inc. Class A	46,832	938,982
Stage Stores, Inc.(a)	441,213	1,142,742
Stein Mart, Inc.	433,769	1,305,645
Tailored Brands, Inc.(a)	219,858	3,284,679
Winmark Corp.	2,152	243,176

Total Specialty Retail		110,841,615
Technology Hardware, Storage & Peripherals – 0.4%
CPI Card Group, Inc.(a)	459,238	1,928,799
Diebold Nixdorf, Inc.(a)	207,757	6,378,140

Total Technology Hardware, Storage & Peripherals		8,306,939
Textiles, Apparel & Luxury Goods – 0.5%
Culp, Inc.	14,241	444,319
Movado Group, Inc.(a)	43,648	1,089,018
Oxford Industries, Inc.	48,385	2,770,525
Superior Uniform Group, Inc.	40,312	749,803
Wolverine World Wide, Inc.	158,171	3,949,530

Total Textiles, Apparel & Luxury Goods		9,003,195
Thrifts & Mortgage Finance – 1.2%
Astoria Financial Corp.	48,033	985,157
Bank Mutual Corp.	54,901	516,069
BankFinancial Corp.	12,757	185,232
Bear State Financial, Inc.(a)	18,194	171,024
Beneficial Bancorp, Inc.	47,766	764,256
Capitol Federal Financial, Inc.	145,434	2,127,699
Clifton Bancorp, Inc.	16,539	267,766
Dime Community Bancshares, Inc.	55,413	1,124,884
ESSA Bancorp, Inc.	12,247	178,561
EverBank Financial Corp.	79,994	1,558,283
Federal Agricultural Mortgage Corp. Class C	7,796	448,816
First Defiance Financial Corp.	8,687	430,093
Hingham Institution for Savings	887	156,866
Home Bancorp, Inc.(a)	4,371	147,521
Kearny Financial Corp.	22,053	331,898
Meridian Bancorp, Inc.	18,020	329,766
Meta Financial Group, Inc.	2,513	222,401
Northfield Bancorp, Inc.	38,103	686,616
Northwest Bancshares, Inc.	164,612	2,772,066
OceanFirst Financial Corp.	29,354	827,049
Oritani Financial Corp.	91,122	1,549,074
Provident Financial Holdings, Inc.	10,660	198,809
Provident Financial Services, Inc.	87,063	2,250,579
Prudential Bancorp, Inc.	2,843	50,748
Riverview Bancorp, Inc.	12,950	92,593
SI Financial Group, Inc.	6,301	88,529
Southern Missouri Bancorp, Inc.	4,550	161,616
Territorial Bancorp, Inc.	11,446	356,772
Timberland Bancorp, Inc.	6,030	135,072
TrustCo Bank Corp.	148,280	1,163,998
United Community Financial Corp.	31,251	260,633
United Financial Bancorp, Inc.	68,601	1,166,903
Waterstone Financial, Inc.	24,786	452,344
Western New England Bancorp, Inc.	21,423	224,941
WSFS Financial Corp.	10,347	475,445

Total Thrifts & Mortgage Finance		22,860,079
Tobacco – 2.1%
Universal Corp.	135,507	9,587,120
Vector Group Ltd.	1,482,757	30,841,346

Total Tobacco		40,428,466
Trading Companies & Distributors – 1.4%
Applied Industrial Technologies, Inc.	117,374	7,259,582
GATX Corp.(a)	173,449	10,573,451
H&E Equipment Services, Inc.	274,312	6,726,130
Kaman Corp.	64,799	3,118,776

Total Trading Companies & Distributors		27,677,939
Water Utilities – 1.1%
American States Water Co.	131,232	5,813,578
Artesian Resources Corp. Class A	36,762	1,196,971
California Water Service Group	157,992	5,664,013
Connecticut Water Service, Inc.	36,943	1,963,520
Global Water Resources, Inc.(a)	97,902	851,747
Middlesex Water Co.	53,211	1,966,147
SJW Group(a)	48,360	2,331,919
York Water Co. (The)(a)	35,412	1,241,191

Total Water Utilities		21,029,086
Wireless Telecommunication Services – 0.2%
Shenandoah Telecommunications Co.	67,236	1,885,970
Spok Holdings, Inc.	81,478	1,548,082

Total Wireless Telecommunication Services		3,434,052
TOTAL COMMON STOCKS (Cost: $1,808,884,292)		1,945,230,795
EXCHANGE-TRADED FUND – 1.3%
United States – 1.3%
WisdomTree MidCap Dividend Fund(a)(b)
(Cost: $25,089,810)	263,823	25,730,657

	Principal Amount
CORPORATE BOND – 0.0%
United States – 0.0%
Machinery – 0.0%
Mueller Industries, Inc. 6.00%, 3/1/27 (Cost: $492,000)	$492,000	490,770

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.8%
United States – 6.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $134,918,520)(d)	134,918,520	134,918,520

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	65

Schedule of Investments (concluded)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2017

Investments	Shares	Value
TOTAL INVESTMENTS IN SECURITIES – 106.6% (Cost: $1,969,384,622)		$2,106,370,742
Liabilities in Excess of Cash and Other Assets – (6.6)%		(130,897,261)

NET ASSETS – 100.0%		$1,975,473,481
(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $141,238,430 and the total market value of the collateral held by the Fund was $145,081,394. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,162,874.

See Notes to Financial Statements.

66	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.3%
Puerto Rico – 0.4%
Banks – 0.2%
First BanCorp*	169,781	$959,262
IT Services – 0.2%
EVERTEC, Inc.	70,363	1,118,772
Total Puerto Rico		2,078,034
United States – 98.9%
Aerospace & Defense – 0.9%
AAR Corp.	17,610	592,224
Aerojet Rocketdyne Holdings, Inc.*	9,017	195,669
Aerovironment, Inc.*	2,344	65,702
Arotech Corp.*(a)	3,801	11,213
Astronics Corp.*	20,677	656,081
Cubic Corp.	691	36,485
Ducommun, Inc.*	10,060	289,627
Mercury Systems, Inc.*	9,780	381,909
National Presto Industries, Inc.	6,073	620,661
Sparton Corp.*	2,997	62,907
TASER International, Inc.*	11,003	250,758
Vectrus, Inc.*	16,874	377,134
Wesco Aircraft Holdings, Inc.*	95,396	1,087,515

Total Aerospace & Defense		4,627,885
Air Freight & Logistics – 0.8%
Air Transport Services Group, Inc.*	34,133	547,834
Atlas Air Worldwide Holdings, Inc.*	12,831	711,479
Echo Global Logistics, Inc.*	3,774	80,575
Forward Air Corp.	17,682	841,133
Hub Group, Inc. Class A*	28,037	1,300,917
Park-Ohio Holdings Corp.	13,727	493,486

Total Air Freight & Logistics		3,975,424
Auto Components – 3.2%
American Axle & Manufacturing Holdings, Inc.*	228,762	4,296,150
Cooper-Standard Holdings, Inc.*	19,962	2,214,385
Fox Factory Holding Corp.*	19,642	563,725
Gentherm, Inc.*	34,722	1,362,839
Horizon Global Corp.*	5,096	70,733
Metaldyne Performance Group, Inc.	73,232	1,673,351
Modine Manufacturing Co.*	12,505	152,561
Motorcar Parts of America, Inc.*	13,317	409,231
Standard Motor Products, Inc.	17,556	862,702
Stoneridge, Inc.*	31,664	574,385
Strattec Security Corp.	2,794	77,673
Superior Industries International, Inc.	24,571	622,875
Tower International, Inc.	99,472	2,695,691
VOXX International Corp.*	9,710	50,492

Total Auto Components		15,626,793
Automobiles – 0.1%
Winnebago Industries, Inc.	19,569	572,393
Banks – 10.4%
1st Source Corp.	16,855	791,342
Access National Corp.(a)	7,704	231,274
Allegiance Bancshares, Inc.*	7,975	296,670
American National Bankshares, Inc.	6,165	229,646
Ameris Bancorp	18,676	860,964
Arrow Financial Corp.	8,327	282,285
Atlantic Capital Bancshares, Inc.*	2,711	51,373
Banc of California, Inc.	63,823	1,321,136
BancFirst Corp.	9,694	871,491
Berkshire Hills Bancorp, Inc.	22,846	823,598
Blue Hills Bancorp, Inc.	4,619	82,449
Boston Private Financial Holdings, Inc.	47,740	782,936
Bridge Bancorp, Inc.	11,909	416,815
Brookline Bancorp, Inc.	41,654	651,885
Bryn Mawr Bank Corp.	6,442	254,459
Camden National Corp.	9,290	409,132
Capital Bank Financial Corp. Class A	20,539	891,393
Capital City Bank Group, Inc.	6,270	134,115
Cardinal Financial Corp.	18,187	544,519
CenterState Banks, Inc.	18,855	488,344
Central Pacific Financial Corp.	18,635	569,113
City Holding Co.	9,525	614,172
CNB Financial Corp.	11,004	262,886
CoBiz Financial, Inc.	23,765	399,252
Community Trust Bancorp, Inc.	13,619	623,069
ConnectOne Bancorp, Inc.	21,531	522,127
Customers Bancorp, Inc.*	25,176	793,799
Enterprise Financial Services Corp.	14,415	611,196
Equity Bancshares, Inc. Class A*	3,960	125,809
FCB Financial Holdings, Inc. Class A*	27,882	1,381,553
Fidelity Southern Corp.	16,577	370,993
Financial Institutions, Inc.	11,160	367,722
First Bancorp	12,539	367,267
First Bancorp, Inc.	7,206	196,364
First Busey Corp.	20,835	612,549
First Business Financial Services, Inc.	7,830	203,267
First Commonwealth Financial Corp.	48,738	646,266
First Community Bancshares, Inc.	10,352	258,489
First Connecticut Bancorp, Inc.	7,135	176,948
First Financial Bancorp	36,989	1,015,348
First Financial Corp.	9,811	466,022
First Financial Northwest, Inc.	5,763	101,832
First Foundation, Inc.*	19,391	300,754
First Internet Bancorp	4,647	137,087
First Interstate BancSystem, Inc. Class A	29,342	1,163,410
First Merchants Corp.	25,035	984,376
First Northwest Bancorp*	2,692	41,726
Flushing Financial Corp.	27,485	738,522
Franklin Financial Network, Inc.*	8,023	310,891
German American Bancorp, Inc.	8,224	389,324
Great Southern Bancorp, Inc.	10,491	529,795
Guaranty Bancorp	13,324	324,439
Hanmi Financial Corp.	21,841	671,611
HarborOne Bancorp, Inc.*	1,904	36,157
Heartland Financial USA, Inc.	21,142	1,056,043

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	67

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2017

Investments	Shares	Value
Heritage Commerce Corp.	18,868	$266,039
Heritage Financial Corp.	19,554	483,961
HomeTrust Bancshares, Inc.*	6,342	149,037
Horizon Bancorp	11,923	312,621
Independent Bank Corp.	28,690	1,242,657
Independent Bank Group, Inc.	9,660	621,138
Lakeland Bancorp, Inc.	25,865	506,954
Lakeland Financial Corp.	14,207	612,606
Live Oak Bancshares, Inc.	10,077	218,167
Macatawa Bank Corp.	20,448	202,026
MainSource Financial Group, Inc.	13,927	458,616
MBT Financial Corp.	20,168	228,907
Mercantile Bank Corp.	10,918	375,579
Merchants Bancshares, Inc.	3,293	160,369
Midland States Bancorp, Inc.	8,081	277,906
MidWestOne Financial Group, Inc.(a)	8,888	304,770
National Bank Holdings Corp. Class A	6,912	224,640
National Commerce Corp.*	5,688	208,181
NBT Bancorp, Inc.	24,171	896,019
Northrim BanCorp, Inc.	6,300	189,315
OFG Bancorp(a)	26,474	312,393
Old Second Bancorp, Inc.	18,303	205,909
Opus Bank	20,399	411,040
Pacific Continental Corp.	11,555	283,098
Pacific Premier Bancorp, Inc.*	13,556	522,584
Park National Corp.	9,274	975,625
Park Sterling Corp.	22,246	273,848
Peapack Gladstone Financial Corp.	10,088	298,504
Peoples Bancorp, Inc.	11,184	354,085
Preferred Bank	8,944	479,935
QCR Holdings, Inc.	8,026	339,901
Renasant Corp.	25,626	1,017,096
Republic Bancorp, Inc. Class A	14,640	503,470
S&T Bancorp, Inc.	24,013	830,850
Sandy Spring Bancorp, Inc.	14,822	607,554
Seacoast Banking Corp. of Florida*	14,572	349,437
Sierra Bancorp	8,935	245,087
Southern National Bancorp of Virginia, Inc.	8,402	142,246
Southside Bancshares, Inc.	16,650	558,940
Southwest Bancorp, Inc.	8,478	221,700
Stock Yards Bancorp, Inc.	11,364	461,947
Stonegate Bank	8,456	398,193
Sun Bancorp, Inc.	3,310	80,764
Tompkins Financial Corp.	7,792	627,646
TriCo Bancshares	16,926	601,381
TriState Capital Holdings, Inc.*	16,780	391,813
Triumph Bancorp, Inc.*	10,057	259,471
Union Bankshares Corp.	26,889	945,955
Univest Corp. of Pennsylvania	8,326	215,643
Veritex Holdings, Inc.*	6,269	176,284
Washington Trust Bancorp, Inc.	10,102	498,029
WesBanco, Inc.	25,634	976,912
West Bancorporation, Inc.	11,663	267,666
Westamerica Bancorporation	11,650	650,419

Total Banks		51,210,937
Beverages – 0.5%
Boston Beer Co., Inc. (The) Class A*	7,551	1,092,252
Coca-Cola Bottling Co. Consolidated	3,142	647,315
Craft Brew Alliance, Inc.*	1,267	16,914
MGP Ingredients, Inc.	8,722	472,994
Primo Water Corp.*	7,634	103,670

Total Beverages		2,333,145
Biotechnology – 2.2%
AMAG Pharmaceuticals, Inc.*	7,349	165,720
Applied Genetic Technologies Corp.*	18,800	129,720
BioSpecifics Technologies Corp.*	3,379	185,169
BioTime, Inc.*(a)	122,896	423,991
Eagle Pharmaceuticals, Inc.*(a)	5,390	447,046
Emergent BioSolutions, Inc.*	23,212	674,076
Enanta Pharmaceuticals, Inc.*	10,636	327,589
Five Prime Therapeutics, Inc.*	74,975	2,710,346
Insys Therapeutics, Inc.*(a)	41,380	434,904
Myriad Genetics, Inc.*	86,995	1,670,304
PDL BioPharma, Inc.	1,256,558	2,852,387
Pfenex, Inc.*	12,206	70,917
Progenics Pharmaceuticals, Inc.*	19,307	182,258
Repligen Corp.*	3,718	130,874
Xencor, Inc.*	23,689	566,641

Total Biotechnology		10,971,942
Building Products – 2.6%
AAON, Inc.	26,693	943,597
Advanced Drainage Systems, Inc.	19,401	424,882
American Woodmark Corp.*	12,673	1,163,381
Apogee Enterprises, Inc.	24,969	1,488,402
Armstrong Flooring, Inc.*	4,749	87,477
Builders FirstSource, Inc.*	169,683	2,528,277
Continental Building Products, Inc.*	28,382	695,359
CSW Industrials, Inc.*	4,785	175,609
Gibraltar Industries, Inc.*	16,462	678,234
Griffon Corp.	19,318	476,189
Insteel Industries, Inc.	15,872	573,614
NCI Building Systems, Inc.*	47,780	819,427
Patrick Industries, Inc.*	11,339	803,935
PGT Innovations, Inc.*	31,993	343,925
Ply Gem Holdings, Inc.*	77,041	1,517,708
Quanex Building Products Corp.	2,332	47,223

Total Building Products		12,767,239
Capital Markets – 2.5%
Arlington Asset Investment Corp. Class A(a)	14,527	205,267
Artisan Partners Asset Management, Inc. Class A	25,074	692,042
Associated Capital Group, Inc. Class A	4,006	144,817
Cohen & Steers, Inc.	25,385	1,014,639
Cowen Group, Inc. Class A*	5,697	85,170
Diamond Hill Investment Group, Inc.	2,688	522,950
Gain Capital Holdings, Inc.	48,803	406,529

See Notes to Financial Statements.

68	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2017

Investments	Shares	Value
GAMCO Investors, Inc. Class A	30,834	$912,378
Greenhill & Co., Inc.	20,754	608,092
Houlihan Lokey, Inc.	35,831	1,234,378
INTL FCStone, Inc.*	17,035	646,649
Investment Technology Group, Inc.	43,693	884,783
KCG Holdings, Inc. Class A*	52,572	937,359
Manning & Napier, Inc.	16,444	93,731
Moelis & Co. Class A	14,723	566,836
Piper Jaffray Cos.	4,271	272,703
Pzena Investment Management, Inc. Class A	8,992	88,481
Virtu Financial, Inc. Class A	28,166	478,822
Virtus Investment Partners, Inc.	4,297	455,052
Waddell & Reed Financial, Inc. Class A	113,895	1,936,215
Westwood Holdings Group, Inc.	4,112	219,622

Total Capital Markets		12,406,515
Chemicals – 2.2%
American Vanguard Corp.	9,571	158,879
Calgon Carbon Corp.	23,386	341,436
Chase Corp.	5,972	569,729
Core Molding Technologies, Inc.*	7,679	136,916
Ferro Corp.*	142,104	2,158,560
FutureFuel Corp.	66,408	941,665
Hawkins, Inc.	6,133	300,517
Innophos Holdings, Inc.	9,542	514,982
Innospec, Inc.	20,476	1,325,821
KMG Chemicals, Inc.	8,324	383,487
Kraton Corp.*	51,183	1,582,578
Quaker Chemical Corp.	6,764	890,548
Rayonier Advanced Materials, Inc.	75,287	1,012,610
Trecora Resources*	25,120	278,832
Tredegar Corp.	9,590	168,304

Total Chemicals		10,764,864
Commercial Services & Supplies – 3.0%
ACCO Brands Corp.*	148,518	1,953,012
Brady Corp. Class A	34,209	1,322,178
CECO Environmental Corp.	12,418	130,513
Ennis, Inc.	29,473	501,041
Essendant, Inc.	33,860	512,979
Heritage-Crystal Clean, Inc.*	677	9,275
Interface, Inc.	60,388	1,150,391
Kimball International, Inc. Class B	24,813	409,415
Knoll, Inc.	43,435	1,034,187
McGrath RentCorp	16,507	554,140
Mobile Mini, Inc.	18,537	565,378
Multi-Color Corp.	10,599	752,529
Quad/Graphics, Inc.	2,802	70,722
RR Donnelley & Sons Co.	92,354	1,118,407
SP Plus Corp.*	9,644	325,485
Steelcase, Inc. Class A	164,349	2,752,846
U.S. Ecology, Inc.	11,759	550,909
Viad Corp.	15,723	710,680
VSE Corp.	11,067	451,534

Total Commercial Services & Supplies		14,875,621
Communications Equipment – 1.1%
ADTRAN, Inc.	23,935	496,651
Applied Optoelectronics, Inc.*	12,828	720,292
Bel Fuse, Inc. Class B	18,127	463,145
CalAmp Corp.*	9,304	156,214
Clearfield, Inc.*	6,334	104,194
Digi International, Inc.*	15,564	185,212
EMCORE Corp.	1,989	17,901
Infinera Corp.*	45,399	464,432
Ixia*	9,062	178,068
KVH Industries, Inc.*	4,980	41,832
NETGEAR, Inc.*	20,793	1,030,293
Oclaro, Inc.*	28,478	279,654
Plantronics, Inc.	21,189	1,146,537

Total Communications Equipment		5,284,425
Construction & Engineering – 1.0%
Aegion Corp.*	10,241	234,621
Ameresco, Inc. Class A*	25,146	164,706
Argan, Inc.	11,284	746,437
Comfort Systems USA, Inc.	28,633	1,049,400
Goldfield Corp. (The)*	46,571	267,783
IES Holdings, Inc.*	19,952	361,131
MYR Group, Inc.*	8,041	329,681
Orion Group Holdings, Inc.*	6,333	47,308
Primoris Services Corp.	16,376	380,251
Tutor Perini Corp.*	42,153	1,340,465

Total Construction & Engineering		4,921,783
Construction Materials – 0.2%
Headwaters, Inc.*	32,642	766,434
Consumer Finance – 1.5%
Encore Capital Group, Inc.*(a)	39,666	1,221,713
Enova International, Inc.*	28,921	429,477
Green Dot Corp. Class A*	18,451	615,525
Nelnet, Inc. Class A	57,582	2,525,547
PRA Group, Inc.*	48,710	1,614,736
Regional Management Corp.*	12,289	238,775
World Acceptance Corp.*	14,937	773,438

Total Consumer Finance		7,419,211
Containers & Packaging – 0.0%
Myers Industries, Inc.	8,315	131,793
Distributors – 0.1%
Core-Mark Holding Co., Inc.	21,135	659,201
Diversified Consumer Services – 1.2%
American Public Education, Inc.*	16,705	382,544
Capella Education Co.	7,600	646,190
Career Education Corp.*	264,760	2,303,412
Carriage Services, Inc.	11,745	318,524
Collectors Universe, Inc.	5,436	141,880
K12, Inc.*	11,925	228,364
Liberty Tax, Inc.	20,398	290,672
Strayer Education, Inc.	7,086	570,352

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	69

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2017

Investments	Shares	Value
Weight Watchers International, Inc.*	65,078	$1,013,264

Total Diversified Consumer Services		5,895,202
Diversified Financial Services – 0.1%
A-Mark Precious Metals, Inc.	3,969	67,791
Marlin Business Services Corp.	9,539	245,629

Total Diversified Financial Services		313,420
Diversified Telecommunication Services – 0.9%
ATN International, Inc.	3,841	270,483
Cincinnati Bell, Inc.*	93,136	1,648,507
Cogent Communications Holdings, Inc.	5,623	242,070
Consolidated Communications Holdings, Inc.	11,358	266,004
General Communication, Inc. Class A*	2,634	54,787
Hawaiian Telcom Holdco, Inc.*	847	19,405
IDT Corp. Class B	19,433	247,188
Iridium Communications, Inc.*(a)	144,569	1,395,091
Lumos Networks Corp.*	2,459	43,524
Vonage Holdings Corp.*	50,555	319,508

Total Diversified Telecommunication Services		4,506,567
Electric Utilities – 0.2%
Otter Tail Corp.	23,402	886,936
Spark Energy, Inc. Class A(a)	3,776	120,643

Total Electric Utilities		1,007,579
Electrical Equipment – 0.9%
Allied Motion Technologies, Inc.	5,322	106,972
Atkore International Group, Inc.*	43,006	1,130,198
AZZ, Inc.	17,752	1,056,244
Encore Wire Corp.	11,932	548,872
LSI Industries, Inc.	10,311	104,038
Powell Industries, Inc.	6,711	231,127
Sunrun, Inc.*(a)	131,699	711,175
Thermon Group Holdings, Inc.*	14,154	294,969

Total Electrical Equipment		4,183,595
Electronic Equipment, Instruments & Components – 2.8%
Badger Meter, Inc.	13,302	488,848
Benchmark Electronics, Inc.*	46,297	1,472,245
Control4 Corp.*	12,146	191,785
CTS Corp.	8,242	175,555
Daktronics, Inc.	15,169	143,347
ePlus, Inc.*	6,503	878,230
FARO Technologies, Inc.*	6,558	234,449
Fitbit, Inc. Class A*(a)	221,287	1,310,019
Insight Enterprises, Inc.*	33,816	1,389,499
Kimball Electronics, Inc.*	23,365	396,037
Mesa Laboratories, Inc.	1,290	158,283
Methode Electronics, Inc.	31,051	1,415,926
MTS Systems Corp.	8,905	490,220
OSI Systems, Inc.*	3,782	276,048
Park Electrochemical Corp.	11,211	200,228
PC Connection, Inc.	26,800	798,372
Plexus Corp.*	23,040	1,331,712
Rogers Corp.*	9,019	774,462
ScanSource, Inc.*	24,820	974,185
TTM Technologies, Inc.*	54,731	882,811

Total Electronic Equipment, Instruments & Components		13,982,261
Energy Equipment & Services – 0.7%
Atwood Oceanics, Inc.*	295,670	2,817,735
Matrix Service Co.*	20,958	345,807
Natural Gas Services Group, Inc.*	4,359	113,552

Total Energy Equipment & Services		3,277,094
Equity Real Estate Investment Trusts (REITs) – 3.4%
Agree Realty Corp.	11,428	548,087
Armada Hoffler Properties, Inc.	26,479	367,793
Ashford Hospitality Prime, Inc.	7,367	78,164
CareTrust REIT, Inc.	22,042	370,747
Chatham Lodging Trust	20,355	402,011
Chesapeake Lodging Trust	34,666	830,597
Community Healthcare Trust, Inc.	1,011	24,163
CorEnergy Infrastructure Trust, Inc.	7,794	263,281
Easterly Government Properties, Inc.	1,776	35,147
Four Corners Property Trust, Inc.	85,729	1,957,193
Franklin Street Properties Corp.	21,997	267,044
Getty Realty Corp.	26,163	661,139
Gladstone Land Corp.	970	10,767
Global Net Lease, Inc.	23,414	563,809
Government Properties Income Trust(a)	28,995	606,865
Hersha Hospitality Trust	60,768	1,141,831
Independence Realty Trust, Inc.	52,572	492,600
InfraREIT, Inc.	37,045	666,810
iStar, Inc.*	72,818	859,252
Jernigan Capital, Inc.	6,874	158,377
Monmouth Real Estate Investment Corp. Class A	21,898	312,485
National Storage Affiliates Trust	8,124	194,164
NexPoint Residential Trust, Inc.	12,340	298,134
One Liberty Properties, Inc.	12,054	281,582
Potlatch Corp.	682	31,167
Ramco-Gershenson Properties Trust	45,568	638,863
Rexford Industrial Realty, Inc.	9,616	216,552
Sabra Health Care REIT, Inc.	32,572	909,736
Saul Centers, Inc.	6,381	393,197
Summit Hotel Properties, Inc.	140,235	2,240,955
Terreno Realty Corp.	4,736	132,608
Universal Health Realty Income Trust	3,529	227,621
Urstadt Biddle Properties, Inc. Class A	20,609	423,721
Whitestone REIT	7,955	110,097

Total Equity Real Estate Investment Trusts (REITs)		16,716,559
Food & Staples Retailing – 1.2%
Chefs’ Warehouse, Inc. (The)*	1,080	15,012
Ingles Markets, Inc. Class A	18,470	796,981
Natural Grocers by Vitamin Cottage, Inc.*	14,658	152,297
Smart & Final Stores, Inc.*(a)	28,061	339,538
SpartanNash Co.	25,470	891,195
SUPERVALU, Inc.*	628,740	2,426,936
Village Super Market, Inc. Class A	12,117	321,101
Weis Markets, Inc.	16,902	1,008,204

Total Food & Staples Retailing		5,951,264

See Notes to Financial Statements.

70	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2017

Investments	Shares		Value
Food Products – 1.1%
Amplify Snack Brands, Inc.*(a)	37,405		$314,202
Calavo Growers, Inc.	9,228		559,217
Farmer Brothers Co.*	41,403		1,463,596
John B. Sanfilippo & Son, Inc.	7,468		546,583
Landec Corp.*	11,405		136,860
Limoneira Co.	6,443		134,723
Omega Protein Corp.	24,575		492,729
Seneca Foods Corp. Class A*	19,383		699,726
Tootsie Roll Industries, Inc.(a)	28,080		1,048,776

Total Food Products			5,396,412
Gas Utilities – 0.3%
Chesapeake Utilities Corp.	9,759		675,323
Northwest Natural Gas Co.	16,632		982,951

Total Gas Utilities			1,658,274
Health Care Equipment & Supplies – 1.9%
Abaxis, Inc.	10,301		499,599
Analogic Corp.	4,914		372,973
Anika Therapeutics, Inc.*	11,497		499,430
Atrion Corp.	912		426,998
CONMED Corp.	5,526		245,410
CryoLife, Inc.*	8,682		144,555
Cutera, Inc.*	1,877		38,854
Exactech, Inc.*	9,299		234,335
Glaukos Corp.*	993		50,941
Globus Medical, Inc. Class A*	75,062		2,223,336
Halyard Health, Inc.*	17,634		671,679
Inogen, Inc.*	3,702		287,127
Lantheus Holdings, Inc.*	44,173		552,162
LeMaitre Vascular, Inc.	6,825		168,100
Meridian Bioscience, Inc.	28,980		399,924
Merit Medical Systems, Inc.*	11,629		336,078
Natus Medical, Inc.*	16,779		658,576
OraSure Technologies, Inc.*	31,552		407,967
Surmodics, Inc.*	6,555		157,648
Utah Medical Products, Inc.	2,987		186,090
Zeltiq Aesthetics, Inc.*	11,282		627,392

Total Health Care Equipment & Supplies			9,189,174
Health Care Providers & Services – 4.9%
Aceto Corp.	22,589		357,132
Addus HomeCare Corp.*	3,749		119,968
Air Methods Corp.*	48,983		2,106,269
Almost Family, Inc.*	6,837		332,278
Amedisys, Inc.*	15,007		766,708
AMN Healthcare Services, Inc.*	42,258		1,715,675
BioTelemetry, Inc.*	11,942		345,721
Civitas Solutions, Inc.*	10,216		187,464
CorVel Corp.*	13,519		588,076
Cross Country Healthcare, Inc.*	22,372		321,262
Diplomat Pharmacy, Inc.*(a)	40,447		645,130
Ensign Group, Inc. (The)	32,299		607,221
Landauer, Inc.	5,403		263,396
LHC Group, Inc.*	12,771		688,357
Magellan Health, Inc.*	14,896		1,028,569
National HealthCare Corp.	11,027		786,225
PharMerica Corp.*	20,517		480,098
Premier, Inc. Class A*	215,304		6,853,126
RadNet, Inc.*	12,450		73,455
Select Medical Holdings Corp.*	150,341		2,007,052
Surgery Partners, Inc.*	10,250		199,875
Tenet Healthcare Corp.*(a)	136,142		2,411,075
Tivity Health, Inc.*	17,291		503,168
Triple-S Management Corp. Class B*	13,885		243,959
U.S. Physical Therapy, Inc.	5,709		372,798
UnitedHealth Group, Inc.	0	**	75
Universal American Corp.*	3,045		30,359

Total Health Care Providers & Services			24,034,491
Health Care Technology – 0.4%
Computer Programs & Systems, Inc.(a)	3,559		99,652
Evolent Health, Inc. Class A*(a)	14,153		315,612
HealthStream, Inc.*	3,812		92,365
HMS Holdings Corp.*	31,303		636,390
Inovalon Holdings, Inc. Class A*(a)	45,259		570,263
Omnicell, Inc.*	3,954		160,730

Total Health Care Technology			1,875,012
Hotels, Restaurants & Leisure – 4.6%
BJ’s Restaurants, Inc.*	17,667		713,747
Bob Evans Farms, Inc.	7,960		516,365
Bojangles’, Inc.*	30,386		622,913
Carrols Restaurant Group, Inc.*	21,806		308,555
Chuy’s Holdings, Inc.*	6,862		204,488
Del Frisco’s Restaurant Group, Inc.*	16,483		297,518
DineEquity, Inc.	18,553		1,009,654
El Pollo Loco Holdings, Inc.*(a)	28,803		344,196
Eldorado Resorts, Inc.*(a)	129,971		2,459,701
Fiesta Restaurant Group, Inc.*	12,167		294,441
Fogo De Chao, Inc.*	33,322		541,482
Golden Entertainment, Inc.	37,870		501,020
Habit Restaurants, Inc. (The) Class A*(a)	3,545		62,747
Hyatt Hotels Corp. Class A*	56,976		3,075,564
International Speedway Corp. Class A	30,550		1,128,822
Intrawest Resorts Holdings, Inc.*	36,623		915,941
Isle of Capri Casinos, Inc.*	32,914		867,613
J Alexander’s Holdings, Inc.*	10,652		107,053
La Quinta Holdings, Inc.*	8,109		109,634
Marcus Corp. (The)	18,782		602,902
Monarch Casino & Resort, Inc.*	14,376		424,667
Nathan’s Famous, Inc.*	1,860		116,529
Penn National Gaming, Inc.*	121,058		2,231,099
Planet Fitness, Inc. Class A	10,403		200,466
Potbelly Corp.*	8,344		115,982
RCI Hospitality Holdings, Inc.	14,928		258,553
Red Robin Gourmet Burgers, Inc.*	10,311		602,678
Red Rock Resorts, Inc. Class A	82,355		1,826,634
Ruth’s Hospitality Group, Inc.	25,300		507,265

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	71

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2017

Investments	Shares	Value
Shake Shack, Inc. Class A*(a)	4,029	$134,569
Sonic Corp.	36,061	914,507
Speedway Motorsports, Inc.	26,354	496,509
Wingstop, Inc.	7,210	203,899
Zoe’s Kitchen, Inc.*(a)	2,871	53,114

Total Hotels, Restaurants & Leisure		22,770,827
Household Durables – 4.2%
AV Homes, Inc.*(a)	70,158	1,154,099
Bassett Furniture Industries, Inc.	7,780	209,282
Beazer Homes USA, Inc.*	1,652	20,039
Cavco Industries, Inc.*	4,675	544,170
Century Communities, Inc.*	34,585	878,459
CSS Industries, Inc.	7,000	181,440
Ethan Allen Interiors, Inc.	23,748	727,876
Flexsteel Industries, Inc.	5,536	279,014
Hooker Furniture Corp.	7,658	237,781
Hovnanian Enterprises, Inc. Class A*(a)	2,591	5,882
Installed Building Products, Inc.*	13,622	718,560
iRobot Corp.*	13,055	863,458
KB Home(a)	104,628	2,080,005
La-Z-Boy, Inc.	39,279	1,060,533
LGI Homes, Inc.*(a)	34,507	1,170,132
Libbey, Inc.	36,592	533,511
Lifetime Brands, Inc.	10,426	209,563
M/I Homes, Inc.*	27,479	673,236
MDC Holdings, Inc.	50,446	1,515,902
Meritage Homes Corp.*	63,160	2,324,288
NACCO Industries, Inc. Class A	4,028	281,154
New Home Co., Inc. (The)*	25,630	268,090
Taylor Morrison Home Corp. Class A*	39,263	837,087
TopBuild Corp.*	45,855	2,155,185
Universal Electronics, Inc.*	6,558	449,223
William Lyon Homes Class A*(a)	48,014	990,049

Total Household Durables		20,368,018
Household Products – 0.4%
Central Garden and Pet Co. Class A*	24,036	834,530
Oil-Dri Corp. of America	5,500	204,985
Orchids Paper Products Co.(a)	7,636	183,264
WD-40 Co.	7,526	819,958

Total Household Products		2,042,737
Independent Power & Renewable Electricity Producers – 0.3%
NRG Yield, Inc. Class C	81,108	1,435,612
Industrial Conglomerates – 0.1%
Raven Industries, Inc.	8,772	254,827
Insurance – 3.1%
AMERISAFE, Inc.	16,157	1,048,589
Baldwin & Lyons, Inc. Class B	14,414	352,422
Crawford & Co. Class B	23,810	238,814
Donegal Group, Inc. Class A	21,092	371,641
EMC Insurance Group, Inc.	14,967	419,974
Employers Holdings, Inc.	33,946	1,288,251
Federated National Holding Co.	14,454	251,933
Fidelity & Guaranty Life(a)	52,539	1,460,584
Hallmark Financial Services, Inc.*	14,830	163,872
HCI Group, Inc.	12,535	571,345
Health Insurance Innovations, Inc. Class A*(a)	4,478	71,648
Heritage Insurance Holdings, Inc.	46,446	593,115
Horace Mann Educators Corp.	25,892	1,062,867
Infinity Property & Casualty Corp.	4,764	454,962
MBIA, Inc.*	6,342	53,717
National Western Life Group, Inc. Class A	4,839	1,471,830
Navigators Group, Inc. (The)	18,052	980,224
Patriot National, Inc.*(a)	28,264	79,704
Safety Insurance Group, Inc.	11,197	784,910
State National Cos., Inc.	45,858	660,355
Stewart Information Services Corp.	8,908	393,555
United Fire Group, Inc.	18,067	772,726
Universal Insurance Holdings, Inc.	58,125	1,424,063

Total Insurance		14,971,101
Internet & Catalog Retail – 0.5%
1-800-Flowers.com, Inc. Class A*	40,355	411,621
Duluth Holdings, Inc. Class B*(a)	14,630	311,473
FTD Cos., Inc.*	4,217	84,930
Nutrisystem, Inc.	13,072	725,496
PetMed Express, Inc.(a)	15,519	312,553
Shutterfly, Inc.*	17,177	829,477

Total Internet & Catalog Retail		2,675,550
Internet Software & Services – 1.2%
Alarm.com Holdings, Inc.*(a)	10,407	319,911
GTT Communications, Inc.*	20,077	488,875
Match Group, Inc.*(a)	118,151	1,929,406
NIC, Inc.	32,225	650,945
Reis, Inc.	3,732	66,803
RetailMeNot, Inc.*	15,077	122,124
Shutterstock, Inc.*	9,564	395,471
SPS Commerce, Inc.*	1,357	79,371
TechTarget, Inc.*	8,490	76,665
Travelzoo, Inc.*	9,181	88,597
Web.com Group, Inc.*	73,014	1,409,170
XO Group, Inc.*	5,379	92,572

Total Internet Software & Services		5,719,910
IT Services – 1.9%
Cass Information Systems, Inc.	5,390	356,279
CSG Systems International, Inc.	24,745	935,608
ExlService Holdings, Inc.*	19,767	936,165
Forrester Research, Inc.	5,142	204,394
Hackett Group, Inc. (The)	17,395	339,029
ManTech International Corp. Class A	19,966	691,423
MoneyGram International, Inc.*	19,285	324,181
NeuStar, Inc. Class A*	89,777	2,976,108
Perficient, Inc.*	20,999	364,543
Sykes Enterprises, Inc.*	35,013	1,029,382
TeleTech Holdings, Inc.	31,144	921,862
Virtusa Corp.*	13,907	420,269

Total IT Services		9,499,243

See Notes to Financial Statements.

72	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2017

Investments	Shares	Value
Leisure Products – 1.1%
American Outdoor Brands Corp.*(a)	85,904	$1,701,758
Callaway Golf Co.	48,597	537,969
JAKKS Pacific, Inc.*(a)	5,902	32,461
Johnson Outdoors, Inc. Class A	5,934	216,591
Malibu Boats, Inc. Class A*	14,835	333,046
MCBC Holdings, Inc.	20,616	333,360
Nautilus, Inc.*	28,691	523,611
Sturm Ruger & Co., Inc.(a)	27,753	1,486,173

Total Leisure Products		5,164,969
Life Sciences Tools & Services – 0.4%
Cambrex Corp.*	23,836	1,312,172
Luminex Corp.	29,342	539,012

Total Life Sciences Tools & Services		1,851,184
Machinery – 6.7%
Alamo Group, Inc.	9,280	707,043
Albany International Corp. Class A	24,845	1,144,112
Altra Industrial Motion Corp.	11,987	466,894
American Railcar Industries, Inc.(a)	29,583	1,215,861
Astec Industries, Inc.	10,727	659,657
Blue Bird Corp.*(a)	7,687	131,832
Briggs & Stratton Corp.	26,953	605,095
CIRCOR International, Inc.	4,413	262,309
Columbus McKinnon Corp.	16,403	407,122
Commercial Vehicle Group, Inc.*	12,695	85,945
Douglas Dynamics, Inc.	21,004	643,773
ESCO Technologies, Inc.	12,723	739,206
Federal Signal Corp.	44,103	609,062
FreightCar America, Inc.	14,381	180,194
Gencor Industries, Inc.*	3,205	47,915
Global Brass & Copper Holdings, Inc.	14,822	509,877
Gorman-Rupp Co. (The)	12,527	393,348
Graham Corp.	1,913	43,999
Greenbrier Cos., Inc. (The)(a)	67,449	2,907,052
Hardinge, Inc.	366	4,114
Hurco Cos., Inc.	7,134	221,867
Hyster-Yale Materials Handling, Inc.	11,202	631,681
Kadant, Inc.	8,664	514,208
Lindsay Corp.(a)	3,725	328,247
Lydall, Inc.*	9,689	519,330
Meritor, Inc.*	664,443	11,381,909
Milacron Holdings Corp.*	37,741	702,360
Miller Industries, Inc.	11,193	294,936
Proto Labs, Inc.*	13,524	691,076
SPX Corp.*	21,384	518,562
Standex International Corp.	8,293	830,544
Sun Hydraulics Corp.	9,787	353,409
Supreme Industries, Inc. Class A	20,903	423,495
Tennant Co.	9,428	684,944
TriMas Corp.*	20,839	432,409
Wabash National Corp.	134,721	2,787,378

Total Machinery		33,080,765
Marine – 0.2%
Matson, Inc.	36,092	1,146,282
Media – 2.4%
AMC Entertainment Holdings, Inc. Class A	62,357	1,961,128
Entercom Communications Corp. Class A	37,676	538,767
Entravision Communications Corp. Class A	45,904	284,605
EW Scripps Co. (The) Class A*	7,069	165,697
Gannett Co., Inc.	61,959	519,216
Gray Television, Inc.*	61,202	887,429
Hemisphere Media Group, Inc.*	23,253	273,223
Loral Space & Communications, Inc.*	23,486	925,348
MSG Networks, Inc. Class A*	122,688	2,864,765
National CineMedia, Inc.	17,406	219,838
New Media Investment Group, Inc.	73,191	1,040,044
Salem Media Group, Inc. Class A	31,386	233,826
Scholastic Corp.	19,226	818,451
Townsquare Media, Inc. Class A*	35,325	430,258
World Wrestling Entertainment, Inc. Class A	19,724	438,267

Total Media		11,600,862
Metals & Mining – 0.4%
Gold Resource Corp.(a)	21,645	97,835
Haynes International, Inc.	1,844	70,293
Kaiser Aluminum Corp.	15,186	1,213,361
Materion Corp.	10,219	342,848
Ryerson Holding Corp.*	4,831	60,871
SunCoke Energy, Inc.*	20,556	184,182

Total Metals & Mining		1,969,390
Multi-Utilities – 0.1%
Unitil Corp.	9,341	420,625
Multiline Retail – 0.0%
Tuesday Morning Corp.*	4,142	15,532
Oil, Gas & Consumable Fuels – 0.1%
REX American Resources Corp.*	3,898	352,730
Paper & Forest Products – 1.0%
Boise Cascade Co.*	24,195	646,007
Clearwater Paper Corp.*	12,638	707,728
Deltic Timber Corp.	1,184	92,494
Neenah Paper, Inc.	12,840	959,148
PH Glatfelter Co.	49,352	1,072,912
Schweitzer-Mauduit International, Inc.	33,997	1,408,156

Total Paper & Forest Products		4,886,445
Personal Products – 0.8%
Inter Parfums, Inc.	13,995	511,517
Medifast, Inc.	7,016	311,300
Nutraceutical International Corp.	9,022	281,036
Revlon, Inc. Class A*	37,245	1,037,273
USANA Health Sciences, Inc.*	26,845	1,546,272

Total Personal Products		3,687,398
Pharmaceuticals – 0.8%
Amphastar Pharmaceuticals, Inc.*	17,055	247,297
ANI Pharmaceuticals, Inc.*	2,229	110,358

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	73

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2017

Investments	Shares	Value
Innoviva, Inc.*(a)	57,323	$792,777
Phibro Animal Health Corp. Class A	44,706	1,256,239
SciClone Pharmaceuticals, Inc.*	58,212	570,478
Sucampo Pharmaceuticals, Inc. Class A*(a)	13,935	153,285
Supernus Pharmaceuticals, Inc.*	18,277	572,070

Total Pharmaceuticals		3,702,504
Professional Services – 2.3%
Advisory Board Co. (The)*	10,748	503,006
Barrett Business Services, Inc.	6,363	347,547
BG Staffing, Inc.	6,180	88,436
CBIZ, Inc.*	48,449	656,484
CRA International, Inc.	5,631	198,943
Exponent, Inc.	11,696	696,497
Franklin Covey Co.*	5,678	114,696
GP Strategies Corp.*	11,331	286,674
Heidrick & Struggles International, Inc.	10,956	288,691
Huron Consulting Group, Inc.*	19,994	841,747
ICF International, Inc.*	12,200	503,860
Insperity, Inc.	13,602	1,205,817
Kelly Services, Inc. Class A	94,518	2,066,164
Kforce, Inc.	23,960	569,050
Korn/Ferry International	5,394	169,857
Mistras Group, Inc.*	18,123	387,470
Navigant Consulting, Inc.*	33,921	775,434
Resources Connection, Inc.	25,800	432,150
RPX Corp.*	32,356	388,272
TrueBlue, Inc.*	27,083	740,720

Total Professional Services		11,261,515
Real Estate Management & Development – 0.5%
Consolidated-Tomoka Land Co.	3,908	209,234
Forestar Group, Inc.*	18,415	251,365
HFF, Inc. Class A	33,349	922,767
Marcus & Millichap, Inc.*	29,340	721,177
RE/MAX Holdings, Inc. Class A	5,393	320,614
St. Joe Co. (The)*	2,267	38,653
Tejon Ranch Co.*	1,325	29,004

Total Real Estate Management & Development		2,492,814
Road & Rail – 0.5%
ArcBest Corp.	11,304	293,904
Celadon Group, Inc.(a)	19,245	126,055
Covenant Transportation Group, Inc. Class A*	17,622	331,293
Marten Transport Ltd.	20,860	489,167
Roadrunner Transportation Systems, Inc.*	35,105	241,171
Saia, Inc.*	16,539	732,678
YRC Worldwide, Inc.*	9,087	100,048

Total Road & Rail		2,314,316
Semiconductors & Semiconductor Equipment – 1.1%
Axcelis Technologies, Inc.*	9,593	180,348
AXT, Inc.*	6,236	36,169
Cabot Microelectronics Corp.	15,360	1,176,730
Ceva, Inc.*	5,083	180,446
Cohu, Inc.	4,529	83,605
CyberOptics Corp.*	3,242	84,130
Diodes, Inc.*	6,446	155,026
DSP Group, Inc.*	4,768	57,216
FormFactor, Inc.*	11,502	136,299
GigPeak, Inc.*	6,272	19,318
IXYS Corp.	21,081	306,728
MaxLinear, Inc. Class A*	34,342	963,293
Nanometrics, Inc.*	10,290	313,433
PDF Solutions, Inc.*	6,524	147,573
Photronics, Inc.*	83,178	890,005
Rambus, Inc.*	25,605	336,450
Rudolph Technologies, Inc.*	19,047	426,653
Xcerra Corp.*	6,462	57,447

Total Semiconductors & Semiconductor Equipment		5,550,869
Software – 0.5%
American Software, Inc. Class A	13,480	138,574
Barracuda Networks, Inc.*	4,721	109,102
BroadSoft, Inc.*	2,527	101,585
Monotype Imaging Holdings, Inc.	14,326	287,953
Progress Software Corp.	4,559	132,439
QAD, Inc. Class A	2,137	59,516
Qualys, Inc.*	9,237	350,082
Rubicon Project, Inc. (The)*	47,241	278,250
Silver Spring Networks, Inc.*	69,993	790,221
Zix Corp.*	17,053	82,025

Total Software		2,329,747
Specialty Retail – 4.2%
Abercrombie & Fitch Co. Class A	4,835	57,682
America’s Car-Mart, Inc.*(a)	6,847	249,573
Asbury Automotive Group, Inc.*	35,858	2,155,066
Barnes & Noble, Inc.	17,442	161,338
Big 5 Sporting Goods Corp.	11,922	180,022
Boot Barn Holdings, Inc.*(a)	13,022	128,788
Buckle, Inc. (The)(a)	72,779	1,353,689
Build-A-Bear Workshop, Inc.*	21,180	187,443
Caleres, Inc.	35,968	950,275
Cato Corp. (The) Class A	36,212	795,216
Citi Trends, Inc.	9,108	154,836
Container Store Group, Inc. (The)*(a)	18,925	80,053
Express, Inc.*	138,316	1,260,059
Finish Line, Inc. (The) Class A	8,998	128,042
Francesca’s Holdings Corp.*	30,101	462,050
Genesco, Inc.*	22,458	1,245,296
GNC Holdings, Inc. Class A(a)	218,862	1,610,824
Group 1 Automotive, Inc.	15,693	1,162,537
Guess?, Inc.	77,058	859,197
Haverty Furniture Cos., Inc.	18,823	458,340
Hibbett Sports, Inc.*	25,332	747,294
Kirkland’s, Inc.*	12,861	159,476
MarineMax, Inc.*	16,945	366,859
Pier 1 Imports, Inc.	49,420	353,847
RH*(a)	30,769	1,423,374

See Notes to Financial Statements.

74	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2017

Investments	Shares	Value
Select Comfort Corp.*	13,639	$338,111
Shoe Carnival, Inc.	15,172	372,776
Sonic Automotive, Inc. Class A	61,865	1,240,393
Sportsman’s Warehouse Holdings, Inc.*(a)	51,790	247,556
Stein Mart, Inc.	39,098	117,685
Tile Shop Holdings, Inc.	16,966	326,595
Tilly’s, Inc. Class A	5,728	51,667
Vitamin Shoppe, Inc.*	26,486	533,693
West Marine, Inc.*	8,863	84,553
Winmark Corp.	2,808	317,304
Zumiez, Inc.*	12,589	230,379

Total Specialty Retail		20,551,888
Technology Hardware, Storage & Peripherals – 0.5%
Avid Technology, Inc.*	136,666	636,864
CPI Card Group, Inc.(a)	35,006	147,025
Eastman Kodak Co.*	34,565	397,498
Quantum Corp.*	53,153	46,243
Super Micro Computer, Inc.*	40,650	1,030,477

Total Technology Hardware, Storage & Peripherals		2,258,107
Textiles, Apparel & Luxury Goods – 1.1%
Culp, Inc.	7,480	233,376
Delta Apparel, Inc.*	6,775	119,443
Fossil Group, Inc.*	47,630	831,144
G-III Apparel Group Ltd.*	48,689	1,065,802
Iconix Brand Group, Inc.*	109,473	823,237
Movado Group, Inc.	19,034	474,898
Oxford Industries, Inc.	15,429	883,465
Perry Ellis International, Inc.*	1,913	41,091
Superior Uniform Group, Inc.	10,065	187,209
Unifi, Inc.*	16,693	473,914
Vera Bradley, Inc.*	41,696	388,190
Vince Holding Corp.*(a)	14,214	22,032

Total Textiles, Apparel & Luxury Goods		5,543,801
Thrifts & Mortgage Finance – 3.3%
Astoria Financial Corp.	47,030	964,585
Bank Mutual Corp.	23,441	220,345
BankFinancial Corp.	6,875	99,825
Beneficial Bancorp, Inc.	15,346	245,536
BofI Holding, Inc.*(a)	55,682	1,454,971
Clifton Bancorp, Inc.	3,728	60,356
Dime Community Bancshares, Inc.	54,652	1,109,436
Federal Agricultural Mortgage Corp. Class C	12,113	697,345
First Defiance Financial Corp.	7,390	365,879
Flagstar Bancorp, Inc.*	67,121	1,892,141
Hingham Institution for Savings	1,523	269,343
HomeStreet, Inc.*	25,524	713,396
Impac Mortgage Holdings, Inc.*(a)	35,701	444,834
Kearny Financial Corp.	14,365	216,193
LendingTree, Inc.*	6,795	851,753
Meridian Bancorp, Inc.	21,020	384,666
Meta Financial Group, Inc.	4,527	400,640
Northfield Bancorp, Inc.	14,615	263,362
OceanFirst Financial Corp.	10,708	301,698
Oritani Financial Corp.	35,669	606,373
PennyMac Financial Services, Inc. Class A*	38,302	653,049
Provident Financial Holdings, Inc.	4,171	77,789
Territorial Bancorp, Inc.	6,131	191,103
TrustCo Bank Corp.	61,234	480,687
United Community Financial Corp.	25,231	210,427
United Financial Bancorp, Inc.	31,850	541,768
Walker & Dunlop, Inc.*	39,143	1,631,872
Waterstone Financial, Inc.	15,134	276,196
WSFS Financial Corp.	16,329	750,318

Total Thrifts & Mortgage Finance		16,375,886
Tobacco – 0.4%
Turning Point Brands, Inc.*	14,686	229,102
Universal Corp.	25,959	1,836,599

Total Tobacco		2,065,701
Trading Companies & Distributors – 0.9%
BMC Stock Holdings, Inc.*	10,355	234,023
DXP Enterprises, Inc.*	1,781	67,446
GMS, Inc.*	10,518	368,551
H&E Equipment Services, Inc.	24,792	607,900
Kaman Corp.	17,169	826,344
Neff Corp. Class A*	9,982	194,150
Rush Enterprises, Inc. Class A*	18,610	615,619
SiteOne Landscape Supply, Inc.*	14,666	709,981
Veritiv Corp.*	8,293	429,577
Willis Lease Finance Corp.*	9,085	203,050

Total Trading Companies & Distributors		4,256,641
Water Utilities – 0.7%
American States Water Co.	21,150	936,945
Artesian Resources Corp. Class A	5,840	190,150
California Water Service Group	20,263	726,428
Connecticut Water Service, Inc.	6,998	371,944
Middlesex Water Co.	8,908	329,151
SJW Group	15,689	756,524
York Water Co. (The)	5,336	187,027

Total Water Utilities		3,498,169
Wireless Telecommunication Services – 0.3%
Shenandoah Telecommunications Co.	6,281	176,182
Spok Holdings, Inc.	64,994	1,234,886

Total Wireless Telecommunication Services		1,411,068
Total United States		484,829,542
TOTAL COMMON STOCKS (Cost: $443,562,447)		486,907,576
EXCHANGE-TRADED FUND – 0.5%
United States – 0.5%
WisdomTree MidCap Earnings Fund(a)(b) (Cost: $2,723,488)	78,720	2,776,454

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	75

Schedule of Investments (concluded)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2017

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.5%
United States – 5.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $26,806,561)(d)	26,806,561	$26,806,561
TOTAL INVESTMENTS IN SECURITIES – 105.3% (Cost: $473,092,496)		516,490,591
Liabilities in Excess of Cash and Other Assets – (5.3)%		(26,121,024)

NET ASSETS – 100.0%		$490,369,567
*	Non-income producing security.

**	Share amount represents a fractional share.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $31,087,246 and the total market value of the collateral held by the Fund was $31,965,416. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,158,855.

See Notes to Financial Statements.

76	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments

WisdomTree Total Dividend Fund (DTD)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 2.3%
B/E Aerospace, Inc.	2,083	$133,541
Boeing Co. (The)	21,126	3,736,344
Cubic Corp.	863	45,566
Curtiss-Wright Corp.	546	49,828
General Dynamics Corp.	6,516	1,219,795
Huntington Ingalls Industries, Inc.	945	189,227
L3 Technologies, Inc.	1,835	303,307
Lockheed Martin Corp.	9,956	2,664,226
Northrop Grumman Corp.	3,339	794,148
Orbital ATK, Inc.	988	96,824
Raytheon Co.	7,046	1,074,515
Rockwell Collins, Inc.	2,298	223,274
United Technologies Corp.	23,978	2,690,571

Total Aerospace & Defense		13,221,166
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	3,902	301,585
Expeditors International of Washington, Inc.	3,938	222,458
FedEx Corp.	2,619	511,098
United Parcel Service, Inc. Class B	21,766	2,335,492

Total Air Freight & Logistics		3,370,633
Airlines – 0.3%
Alaska Air Group, Inc.	1,921	177,155
American Airlines Group, Inc.	5,272	223,006
Delta Air Lines, Inc.	14,269	655,803
Southwest Airlines Co.	6,220	334,387

Total Airlines		1,390,351
Auto Components – 0.1%
BorgWarner, Inc.	3,665	153,160
Cooper Tire & Rubber Co.	792	35,125
Gentex Corp.	8,031	171,301
Goodyear Tire & Rubber Co. (The)	4,526	162,936
LCI Industries	589	58,782
Lear Corp.	932	131,953

Total Auto Components		713,257
Automobiles – 1.0%
Ford Motor Co.	218,683	2,545,470
General Motors Co.	75,760	2,678,874
Harley-Davidson, Inc.	4,982	301,411
Thor Industries, Inc.	1,104	106,127

Total Automobiles		5,631,882
Banks – 6.7%
American National Bankshares, Inc.	978	36,431
Arrow Financial Corp.	1,735	58,816
Associated Banc-Corp.	5,857	142,911
Banc of California, Inc.	3,555	73,588
Bank of America Corp.	160,517	3,786,596
Bank of the Ozarks, Inc.	2,360	122,744
BankUnited, Inc.	3,768	140,584
Bar Harbor Bankshares	1,094	36,173
BB&T Corp.	24,770	1,107,219
BOK Financial Corp.	2,502	195,832
Cathay General Bancorp	3,243	122,196
Century Bancorp, Inc. Class A	543	33,028
Chemical Financial Corp.	1,526	78,055
CIT Group, Inc.	3,506	150,513
Citigroup, Inc.	37,295	2,230,987
Citizens Financial Group, Inc.	8,807	304,282
City Holding Co.	714	46,039
CNB Financial Corp.	1,395	33,327
CoBiz Financial, Inc.	3,009	50,551
Columbia Banking System, Inc.	2,606	101,608
Comerica, Inc.	3,043	208,689
Community Bank System, Inc.	1,431	78,676
Community Trust Bancorp, Inc.	1,666	76,219
Cullen/Frost Bankers, Inc.	2,218	197,335
CVB Financial Corp.	4,959	109,544
East West Bancorp, Inc.	3,711	191,525
Eastern Virginia Bankshares, Inc.	3,904	40,914
Enterprise Bancorp, Inc.	1,045	36,324
Evans Bancorp, Inc.	786	30,182
Farmers Capital Bank Corp.	831	33,572
Fidelity Southern Corp.	2,434	54,473
Fifth Third Bancorp	19,064	484,226
First Bancorp	2,104	61,626
First Business Financial Services, Inc.	959	24,896
First Commonwealth Financial Corp.	5,710	75,715
First Community Bancshares, Inc.	2,197	54,859
First Connecticut Bancorp, Inc.	1,433	35,538
First Financial Bankshares, Inc.(a)	1,419	56,902
First Financial Corp.	2,419	114,902
First Hawaiian, Inc.	3,398	101,668
First Horizon National Corp.	6,448	119,288
First Republic Bank	1,617	151,691
FNB Corp.	10,348	153,875
Fulton Financial Corp.	7,566	135,053
Glacier Bancorp, Inc.	3,442	116,787
Horizon Bancorp	1,367	35,843
Huntington Bancshares, Inc.	33,403	447,266
Iberiabank Corp.	1,489	117,780
Investors Bancorp, Inc.	9,111	131,016
JPMorgan Chase & Co.	97,884	8,598,131
KeyCorp	24,635	438,010
M&T Bank Corp.	3,453	534,283
Macatawa Bank Corp.	3,979	39,313
MB Financial, Inc.	2,658	113,816
MidSouth Bancorp, Inc.	2,381	36,429
MidWestOne Financial Group, Inc.(a)	1,667	57,161
Old National Bancorp	7,695	133,508
Pacific Continental Corp.	2,932	71,834
PacWest Bancorp	6,274	334,153
Park National Corp.	1,121	117,929
Park Sterling Corp.	5,987	73,700
Peapack Gladstone Financial Corp.	1,118	33,082

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	77

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2017

Investments	Shares	Value
Penns Woods Bancorp, Inc.	1,093	$47,491
People’s United Financial, Inc.	13,758	250,396
Peoples Bancorp, Inc.	2,177	68,924
PNC Financial Services Group, Inc. (The)	11,197	1,346,327
Prosperity Bancshares, Inc.	2,300	160,333
QCR Holdings, Inc.	1,703	72,122
Regions Financial Corp.	27,939	405,954
Sierra Bancorp	1,314	36,043
Stonegate Bank	1,544	72,707
SunTrust Banks, Inc.	11,389	629,812
Synovus Financial Corp.	2,815	115,471
TCF Financial Corp.	4,767	81,134
U.S. Bancorp	43,930	2,262,395
UMB Financial Corp.	1,580	118,990
Umpqua Holdings Corp.	10,868	192,798
United Bankshares, Inc.(a)	3,612	152,607
Univest Corp. of Pennsylvania	2,947	76,327
Valley National Bancorp	11,941	140,904
Webster Financial Corp.	1,026	51,341
Wells Fargo & Co.	162,841	9,063,730
West Bancorporation, Inc.	2,353	54,001

Total Banks		38,309,020
Beverages – 2.6%
Brown-Forman Corp. Class A	3,915	184,279
Brown-Forman Corp. Class B	3,728	172,159
Coca-Cola Bottling Co. Consolidated	164	33,787
Coca-Cola Co. (The)	174,980	7,426,151
Constellation Brands, Inc. Class A	2,200	356,554
Dr. Pepper Snapple Group, Inc.	5,231	512,220
Molson Coors Brewing Co. Class B	3,817	365,325
PepsiCo, Inc.	50,811	5,683,719

Total Beverages		14,734,194
Biotechnology – 2.2%
AbbVie, Inc.	81,985	5,342,143
Amgen, Inc.	25,492	4,182,472
Gilead Sciences, Inc.	42,202	2,866,360

Total Biotechnology		12,390,975
Building Products – 0.1%
A.O. Smith Corp.	2,585	132,249
AAON, Inc.	1,330	47,015
Fortune Brands Home & Security, Inc.	2,427	147,683
Lennox International, Inc.	678	113,429
Masco Corp.	5,120	174,029
Owens Corning	2,402	147,411

Total Building Products		761,816
Capital Markets – 2.5%
Ameriprise Financial, Inc.	4,788	620,908
Artisan Partners Asset Management, Inc. Class A	3,984	109,958
Bank of New York Mellon Corp. (The)	19,840	937,043
BGC Partners, Inc. Class A	21,101	239,707
BlackRock, Inc.	4,599	1,763,763
CBOE Holdings, Inc.	1,619	131,252
Charles Schwab Corp. (The)	11,645	475,233
CME Group, Inc.	8,004	950,875
Cohen & Steers, Inc.	1,650	65,951
Eaton Vance Corp.	3,768	169,409
Evercore Partners, Inc. Class A	1,201	93,558
FactSet Research Systems, Inc.	691	113,953
Federated Investors, Inc. Class B	4,820	126,959
Franklin Resources, Inc.	13,400	564,676
Goldman Sachs Group, Inc. (The)	5,206	1,195,922
Greenhill & Co., Inc.	2,986	87,490
Houlihan Lokey, Inc.	1,971	67,901
Intercontinental Exchange, Inc.	8,075	483,450
Janus Capital Group, Inc.	7,687	101,468
Legg Mason, Inc.	3,415	123,316
LPL Financial Holdings, Inc.	3,545	141,197
Manning & Napier, Inc.	2,937	16,741
Moody’s Corp.	3,492	391,244
Morgan Stanley	41,466	1,776,404
MSCI, Inc.	2,174	211,291
Nasdaq, Inc.	3,963	275,230
Northern Trust Corp.	4,917	425,714
Oppenheimer Holdings, Inc. Class A	1,484	25,376
Raymond James Financial, Inc.	2,383	181,728
S&P Global, Inc.	3,971	519,169
SEI Investments Co.	2,610	131,648
Silvercrest Asset Management Group, Inc. Class A	1,997	26,560
State Street Corp.	8,713	693,642
T. Rowe Price Group, Inc.	9,019	614,645
TD Ameritrade Holding Corp.	10,962	425,983
Virtu Financial, Inc. Class A	4,115	69,955
Waddell & Reed Financial, Inc. Class A	8,738	148,546

Total Capital Markets		14,497,865
Chemicals – 2.3%
A. Schulman, Inc.	1,715	53,937
Air Products & Chemicals, Inc.	6,009	812,958
Albemarle Corp.	2,107	222,583
Ashland Global Holdings, Inc.	1,032	127,772
Cabot Corp.	2,236	133,959
Celanese Corp. Series A	3,183	285,993
CF Industries Holdings, Inc.	11,264	330,598
Chemours Co. (The)	1,534	59,059
Dow Chemical Co. (The)	43,429	2,759,479
E.I. du Pont de Nemours & Co.	21,576	1,733,200
Eastman Chemical Co.	4,303	347,682
Ecolab, Inc.	4,099	513,769
FMC Corp.	2,410	167,712
FutureFuel Corp.	3,661	51,913
Huntsman Corp.	8,239	202,185
International Flavors & Fragrances, Inc.	1,937	256,711
Monsanto Co.	10,841	1,227,201
Mosaic Co. (The)	15,052	439,217
NewMarket Corp.	237	107,416
Olin Corp.	7,066	232,259

See Notes to Financial Statements.

78	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2017

Investments	Shares	Value
PPG Industries, Inc.	5,181	$544,419
Praxair, Inc.	8,375	993,275
Rayonier Advanced Materials, Inc.	2,590	34,835
RPM International, Inc.	4,037	222,156
Scotts Miracle-Gro Co. (The)	1,822	170,157
Sensient Technologies Corp.	1,316	104,306
Sherwin-Williams Co. (The)	1,393	432,095
Valhi, Inc.	18,039	59,168
Valspar Corp. (The)	1,654	183,495
Westlake Chemical Corp.	2,503	165,323

Total Chemicals		12,974,832
Commercial Services & Supplies – 0.6%
CECO Environmental Corp.	3,362	35,335
Cintas Corp.	1,829	231,442
Covanta Holding Corp.	11,615	182,355
Deluxe Corp.	1,546	111,575
Ennis, Inc.	2,037	34,629
Healthcare Services Group, Inc.	2,717	117,076
HNI Corp.	1,680	77,431
KAR Auction Services, Inc.	5,267	230,010
Mobile Mini, Inc.	2,368	72,224
MSA Safety, Inc.	1,750	123,707
Pitney Bowes, Inc.	10,980	143,948
Republic Services, Inc.	10,278	645,561
Rollins, Inc.	4,541	168,607
RR Donnelley & Sons Co.	3,392	41,077
Waste Management, Inc.	13,093	954,742
West Corp.	4,579	111,819

Total Commercial Services & Supplies		3,281,538
Communications Equipment – 1.5%
Black Box Corp.	2,438	21,820
Brocade Communications Systems, Inc.	9,307	116,151
Cisco Systems, Inc.	212,040	7,166,952
Comtech Telecommunications Corp.	8,113	119,586
Harris Corp.	3,094	344,269
Juniper Networks, Inc.	6,924	192,695
Motorola Solutions, Inc.	4,570	394,026

Total Communications Equipment		8,355,499
Construction & Engineering – 0.1%
Comfort Systems USA, Inc.	1,344	49,258
EMCOR Group, Inc.	563	35,441
Fluor Corp.	2,778	146,178
KBR, Inc.	4,563	68,582

Total Construction & Engineering		299,459
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	716	156,267
Vulcan Materials Co.	1,079	129,998

Total Construction Materials		286,265
Consumer Finance – 0.7%
Ally Financial, Inc.	9,379	190,675
American Express Co.	18,798	1,487,110
Capital One Financial Corp.	10,335	895,631
Discover Financial Services	7,964	544,658
Navient Corp.	13,863	204,618
Nelnet, Inc. Class A	777	34,079
Synchrony Financial	14,186	486,580

Total Consumer Finance		3,843,351
Containers & Packaging – 0.5%
AptarGroup, Inc.	1,586	122,106
Avery Dennison Corp.	2,479	199,808
Ball Corp.	1,760	130,698
Bemis Co., Inc.	3,398	166,026
Graphic Packaging Holding Co.	9,171	118,031
Greif, Inc. Class A	2,231	122,906
International Paper Co.	17,318	879,408
Packaging Corp. of America	3,553	325,526
Sealed Air Corp.	3,380	147,300
Sonoco Products Co.	4,247	224,751
WestRock Co.	9,706	505,003

Total Containers & Packaging		2,941,563
Distributors – 0.1%
Genuine Parts Co.	4,673	431,832
Pool Corp.	806	96,180
Weyco Group, Inc.	891	25,019

Total Distributors		553,031
Diversified Consumer Services – 0.1%
Collectors Universe, Inc.	1,256	32,782
H&R Block, Inc.	10,289	239,219
Liberty Tax, Inc.	1,122	15,988
Service Corp. International	5,362	165,579

Total Diversified Consumer Services		453,568
Diversified Financial Services – 0.0%
Leucadia National Corp.	5,445	141,570
Marlin Business Services Corp.	1,468	37,801

Total Diversified Financial Services		179,371
Diversified Telecommunication Services – 4.9%
AT&T, Inc.	362,678	15,069,271
CenturyLink, Inc.	61,564	1,451,063
Cogent Communications Holdings, Inc.	3,018	129,925
Consolidated Communications Holdings, Inc.	4,767	111,643
Frontier Communications Corp.(a)	164,751	352,567
Verizon Communications, Inc.	222,746	10,858,868

Total Diversified Telecommunication Services		27,973,337
Electric Utilities – 3.7%
ALLETE, Inc.	2,665	180,447
Alliant Energy Corp.	9,704	384,375
American Electric Power Co., Inc.	22,718	1,525,059
Avangrid, Inc.	18,440	788,126
Duke Energy Corp.	37,282	3,057,497
Edison International	10,563	840,920
El Paso Electric Co.	2,601	131,351
Entergy Corp.	10,484	796,365
Eversource Energy	12,864	756,146

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	79

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2017

Investments	Shares	Value
Exelon Corp.	40,875	$1,470,683
FirstEnergy Corp.	24,042	765,016
Great Plains Energy, Inc.	10,379	303,274
Hawaiian Electric Industries, Inc.	5,029	167,516
IDACORP, Inc.	2,224	184,503
NextEra Energy, Inc.	17,075	2,191,918
OGE Energy Corp.	9,776	341,964
Otter Tail Corp.	3,083	116,846
PG&E Corp.	19,966	1,324,944
Pinnacle West Capital Corp.	4,815	401,475
PNM Resources, Inc.	3,929	145,373
Portland General Electric Co.	3,335	148,141
PPL Corp.	36,676	1,371,316
Southern Co. (The)	55,937	2,784,544
Westar Energy, Inc.	4,924	267,225
Xcel Energy, Inc.	20,392	906,424

Total Electric Utilities		21,351,448
Electrical Equipment – 0.4%
AMETEK, Inc.	2,267	122,599
Emerson Electric Co.	26,066	1,560,311
General Cable Corp.	2,901	52,073
Hubbell, Inc.	1,871	224,613
Rockwell Automation, Inc.	3,560	554,328

Total Electrical Equipment		2,513,924
Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp. Class A	3,775	268,667
Avnet, Inc.	2,426	111,014
AVX Corp.	7,940	130,057
CDW Corp.	2,386	137,696
Cognex Corp.	706	59,269
Corning, Inc.	26,150	706,050
CTS Corp.	1,669	35,550
Daktronics, Inc.	3,019	28,530
FLIR Systems, Inc.	3,162	114,717
Jabil Circuit, Inc.	4,233	122,418
National Instruments Corp.	5,389	175,466
Park Electrochemical Corp.	1,498	26,754

Total Electronic Equipment, Instruments & Components		1,916,188
Energy Equipment & Services – 0.3%
Archrock, Inc.	3,330	41,292
Baker Hughes, Inc.	5,455	326,318
Gulf Island Fabrication, Inc.	2,643	30,526
Halliburton Co.	14,257	701,587
Helmerich & Payne, Inc.	4,598	306,089
National Oilwell Varco, Inc.	3,253	130,413
Oceaneering International, Inc.	4,048	109,620

Total Energy Equipment & Services		1,645,845
Equity Real Estate Investment Trusts (REITs) – 8.0%
Acadia Realty Trust	3,947	118,647
Agree Realty Corp.	2,077	99,613
Alexander’s, Inc.	235	101,487
Alexandria Real Estate Equities, Inc.	2,696	297,962
American Assets Trust, Inc.	2,136	89,370
American Campus Communities, Inc.	5,623	267,599
American Homes 4 Rent Class A	3,848	88,350
American Tower Corp.	10,977	1,334,145
Apartment Investment & Management Co. Class A	5,963	264,459
Apple Hospitality REIT, Inc.	16,846	321,759
Armada Hoffler Properties, Inc.	4,799	66,658
Ashford Hospitality Prime, Inc.	4,984	52,880
Ashford Hospitality Trust, Inc.	10,878	69,293
AvalonBay Communities, Inc.	5,200	954,720
Boston Properties, Inc.	3,733	494,287
Brandywine Realty Trust	9,242	149,998
Brixmor Property Group, Inc.	15,661	336,085
Camden Property Trust	3,917	315,162
Care Capital Properties, Inc.	9,141	245,619
CBL & Associates Properties, Inc.	18,066	172,350
Cedar Realty Trust, Inc.	10,743	53,930
Chesapeake Lodging Trust	5,374	128,761
Colony NorthStar, Inc. Class A	33,036	426,495
Colony Starwood Homes	4,252	144,355
Columbia Property Trust, Inc.	9,545	212,376
CoreCivic, Inc.	12,647	397,369
CorEnergy Infrastructure Trust, Inc.	2,415	81,579
CoreSite Realty Corp.	1,312	118,146
Corporate Office Properties Trust	5,697	188,571
Cousins Properties, Inc.	19,475	161,058
Crown Castle International Corp.	19,072	1,801,350
CubeSmart	7,477	194,103
CyrusOne, Inc.	3,714	191,160
DCT Industrial Trust, Inc.	3,481	167,506
DDR Corp.	22,348	280,020
DiamondRock Hospitality Co.	10,500	117,075
Digital Realty Trust, Inc.	7,380	785,158
Douglas Emmett, Inc.	5,373	206,323
Duke Realty Corp.	13,347	350,626
DuPont Fabros Technology, Inc.	4,637	229,949
EastGroup Properties, Inc.	2,079	152,869
Education Realty Trust, Inc.	3,896	159,152
EPR Properties	4,343	319,775
Equinix, Inc.	1,718	687,836
Equity LifeStyle Properties, Inc.	2,818	217,155
Equity Residential	14,071	875,498
Essex Property Trust, Inc.	2,259	523,026
Extra Space Storage, Inc.	6,293	468,136
Farmland Partners, Inc.(a)	4,785	53,448
Federal Realty Investment Trust	2,303	307,450
FelCor Lodging Trust, Inc.	7,419	55,717
First Industrial Realty Trust, Inc.	4,553	121,246
Forest City Realty Trust, Inc. Class A	4,449	96,899
Gaming and Leisure Properties, Inc.	19,598	654,965
Geo Group, Inc. (The)	6,687	310,076
Getty Realty Corp.	3,656	92,387
GGP, Inc.	36,187	838,815
Gladstone Commercial Corp.	4,763	98,451

See Notes to Financial Statements.

80	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2017

Investments	Shares	Value
Global Net Lease, Inc.	6,857	$165,117
Government Properties Income Trust(a)	7,817	163,610
Gramercy Property Trust	10,085	265,235
HCP, Inc.	26,398	825,729
Healthcare Realty Trust, Inc.	5,629	182,942
Healthcare Trust of America, Inc. Class A	7,243	227,865
Highwoods Properties, Inc.	4,431	217,695
Hospitality Properties Trust	13,499	425,623
Host Hotels & Resorts, Inc.	36,763	685,998
Hudson Pacific Properties, Inc.	4,105	142,197
Iron Mountain, Inc.	19,946	711,474
Kilroy Realty Corp.	2,551	183,876
Kimco Realty Corp.	21,469	474,250
Kite Realty Group Trust	5,930	127,495
Lamar Advertising Co. Class A	4,719	352,698
LaSalle Hotel Properties	8,015	232,034
Lexington Realty Trust	20,158	201,177
Liberty Property Trust	8,977	346,063
Life Storage, Inc.	3,193	262,209
LTC Properties, Inc.	2,965	142,023
Macerich Co. (The)	7,843	505,089
Mack-Cali Realty Corp.	4,251	114,522
Medical Properties Trust, Inc.	28,694	369,866
Mid-America Apartment Communities, Inc.	3,537	359,854
Monogram Residential Trust, Inc.	8,014	79,900
National Health Investors, Inc.	2,563	186,151
National Retail Properties, Inc.	7,346	320,433
NexPoint Residential Trust, Inc.	1,933	46,701
Omega Healthcare Investors, Inc.	18,490	609,985
Outfront Media, Inc.	9,751	258,889
Paramount Group, Inc.	8,107	131,414
Pebblebrook Hotel Trust	4,644	135,651
Pennsylvania Real Estate Investment Trust	5,317	80,499
Physicians Realty Trust	8,592	170,723
Piedmont Office Realty Trust, Inc. Class A	7,891	168,710
Potlatch Corp.	2,625	119,962
Prologis, Inc.	20,811	1,079,675
PS Business Parks, Inc.	1,256	144,139
Public Storage	7,549	1,652,552
QTS Realty Trust, Inc. Class A	1,959	95,501
Ramco-Gershenson Properties Trust	5,973	83,741
Rayonier, Inc.	5,739	162,643
Realty Income Corp.	13,526	805,203
Regency Centers Corp.	6,587	437,311
Retail Opportunity Investments Corp.	6,000	126,180
Retail Properties of America, Inc. Class A	13,596	196,054
RLJ Lodging Trust	8,953	210,485
Ryman Hospitality Properties, Inc.	3,006	185,861
Sabra Health Care REIT, Inc.	5,657	158,000
Select Income REIT	9,278	239,280
Senior Housing Properties Trust	24,271	491,488
Simon Property Group, Inc.	13,515	2,324,985
SL Green Realty Corp.	3,221	343,423
Spirit Realty Capital, Inc.	37,611	380,999
STAG Industrial, Inc.	6,415	160,503
STORE Capital Corp.	9,207	219,863
Summit Hotel Properties, Inc.	6,165	98,517
Sun Communities, Inc.	3,235	259,868
Tanger Factory Outlet Centers, Inc.	4,520	148,120
Taubman Centers, Inc.	2,452	161,881
UDR, Inc.	11,165	404,843
UMH Properties, Inc.	5,075	77,191
Uniti Group, Inc.	18,663	482,439
Urban Edge Properties	5,262	138,391
Ventas, Inc.	19,986	1,299,889
VEREIT, Inc.	77,439	657,457
Vornado Realty Trust	5,584	560,131
W.P. Carey, Inc.	8,431	524,577
Washington Prime Group, Inc.	21,954	190,780
Washington Real Estate Investment Trust	4,804	150,269
Weingarten Realty Investors	6,484	216,501
Welltower, Inc.	22,661	1,604,852
Weyerhaeuser Co.	34,458	1,170,883
Xenia Hotels & Resorts, Inc.	8,300	141,681

Total Equity Real Estate Investment Trusts (REITs)		45,889,069
Food & Staples Retailing – 2.5%
Casey’s General Stores, Inc.	466	52,309
Costco Wholesale Corp.	5,980	1,002,786
CVS Health Corp.	28,099	2,205,772
Kroger Co. (The)	15,909	469,156
SpartanNash Co.	1,271	44,472
Sysco Corp.	16,226	842,454
Village Super Market, Inc. Class A	934	24,751
Wal-Mart Stores, Inc.	107,478	7,747,014
Walgreens Boots Alliance, Inc.	22,807	1,894,121
Whole Foods Market, Inc.	7,144	212,320

Total Food & Staples Retailing		14,495,155
Food Products – 2.2%
Alico, Inc.	963	25,423
Archer-Daniels-Midland Co.	18,186	837,283
B&G Foods, Inc.	2,964	119,301
Campbell Soup Co.	8,879	508,234
Conagra Brands, Inc.	13,901	560,766
Flowers Foods, Inc.	8,835	171,487
General Mills, Inc.	21,697	1,280,340
Hershey Co. (The)	4,547	496,760
Hormel Foods Corp.	12,799	443,229
Ingredion, Inc.	1,610	193,892
J.M. Smucker Co. (The)	3,271	428,763
Kellogg Co.	12,082	877,274
Kraft Heinz Co. (The)	42,364	3,847,075
Lancaster Colony Corp.	813	104,747
McCormick & Co., Inc. Non-Voting Shares	2,876	280,554
Mead Johnson Nutrition Co.	5,107	454,932
Mondelez International, Inc. Class A	34,032	1,466,099
Pinnacle Foods, Inc.	3,821	221,121
Snyder’s-Lance, Inc.	2,604	104,967

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	81

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2017

Investments	Shares	Value
Tyson Foods, Inc. Class A	5,128	$316,449

Total Food Products		12,738,696
Gas Utilities – 0.3%
Atmos Energy Corp.	3,401	268,645
Chesapeake Utilities Corp.	515	35,638
Delta Natural Gas Co., Inc.	962	29,197
National Fuel Gas Co.	3,069	182,974
New Jersey Resources Corp.	2,482	98,287
Northwest Natural Gas Co.	2,082	123,046
ONE Gas, Inc.	1,736	117,354
South Jersey Industries, Inc.	4,044	144,168
Southwest Gas Holdings, Inc.	1,071	88,797
Spire, Inc.	2,270	153,225
UGI Corp.	4,979	245,962
WGL Holdings, Inc.	2,240	184,867

Total Gas Utilities		1,672,160
Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	52,273	2,321,444
Baxter International, Inc.	7,726	400,670
Becton, Dickinson and Co.	4,541	833,001
C.R. Bard, Inc.	552	137,194
CONMED Corp.	2,306	102,410
Cooper Cos., Inc. (The)	157	31,383
Danaher Corp.	5,576	476,915
ResMed, Inc.	4,065	292,558
Stryker Corp.	6,001	790,032
Teleflex, Inc.	721	139,679
Zimmer Biomet Holdings, Inc.	2,306	281,586

Total Health Care Equipment & Supplies		5,806,872
Health Care Providers & Services – 1.2%
Aetna, Inc.	3,323	423,849
AmerisourceBergen Corp.	4,995	442,058
Anthem, Inc.	5,527	914,055
Cardinal Health, Inc.	9,573	780,678
Chemed Corp.	202	36,903
Cigna Corp.	208	30,470
HealthSouth Corp.	3,089	132,240
Humana, Inc.	1,122	231,289
Landauer, Inc.	675	32,906
McKesson Corp.	2,138	316,980
National HealthCare Corp.	1,064	75,863
Patterson Cos., Inc.	3,524	159,391
Quest Diagnostics, Inc.	3,386	332,471
UnitedHealth Group, Inc.	18,011	2,953,984

Total Health Care Providers & Services		6,863,137
Health Care Technology – 0.0%
Computer Programs & Systems, Inc.(a)	1,814	50,792
Hotels, Restaurants & Leisure – 2.3%
Aramark	3,597	132,621
Bob Evans Farms, Inc.	1,221	79,206
Brinker International, Inc.	1,865	81,985
Cheesecake Factory, Inc. (The)	1,027	65,071
Choice Hotels International, Inc.	1,283	80,316
Churchill Downs, Inc.	277	44,002
Cracker Barrel Old Country Store, Inc.(a)	827	131,700
Darden Restaurants, Inc.	4,496	376,180
Domino’s Pizza, Inc.	624	115,003
Dunkin’ Brands Group, Inc.	2,582	141,184
Hilton Worldwide Holdings, Inc.	4,702	274,879
ILG, Inc.	5,382	112,807
Las Vegas Sands Corp.	50,248	2,867,653
Marriott International, Inc. Class A	7,096	668,301
McDonald’s Corp.	31,481	4,080,253
Six Flags Entertainment Corp.	4,565	271,572
Starbucks Corp.	30,052	1,754,736
Texas Roadhouse, Inc.	2,200	97,966
Vail Resorts, Inc.	978	187,678
Wendy’s Co. (The)	7,543	102,660
Wyndham Worldwide Corp.	3,482	293,498
Wynn Resorts Ltd.	2,635	301,997
Yum! Brands, Inc.	14,123	902,460

Total Hotels, Restaurants & Leisure		13,163,728
Household Durables – 0.3%
CSS Industries, Inc.	1,031	26,723
D.R. Horton, Inc.	6,596	219,713
Ethan Allen Interiors, Inc.	1,374	42,113
Leggett & Platt, Inc.	4,974	250,292
Lifetime Brands, Inc.	1,839	36,964
MDC Holdings, Inc.	3,556	106,858
Newell Brands, Inc.	9,806	462,549
PulteGroup, Inc.	7,735	182,159
Tupperware Brands Corp.	2,913	182,703
Whirlpool Corp.	2,126	364,248

Total Household Durables		1,874,322
Household Products – 2.5%
Church & Dwight Co., Inc.	5,390	268,799
Clorox Co. (The)	4,240	571,679
Colgate-Palmolive Co.	26,025	1,904,770
Energizer Holdings, Inc.	1,841	102,636
Kimberly-Clark Corp.	13,786	1,814,651
Oil-Dri Corp. of America	675	25,157
Procter & Gamble Co. (The)	104,152	9,358,057
Spectrum Brands Holdings, Inc.	989	137,481

Total Household Products		14,183,230
Independent Power & Renewable Electricity Producers – 0.1%
AES Corp.	30,562	341,683
NRG Energy, Inc.	5,007	93,631
Pattern Energy Group, Inc.	9,314	187,491

Total Independent Power & Renewable Electricity Producers		622,805
Industrial Conglomerates – 2.8%
3M Co.	18,084	3,460,012
Carlisle Cos., Inc.	1,080	114,923
General Electric Co.	312,097	9,300,490
Honeywell International, Inc.	21,010	2,623,519

See Notes to Financial Statements.

82	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2017

Investments	Shares	Value
Roper Technologies, Inc.	980	$202,360

Total Industrial Conglomerates		15,701,304
Insurance – 2.6%
Aflac, Inc.	12,350	894,387
Allstate Corp. (The)	8,242	671,641
American Financial Group, Inc.	1,721	164,218
American International Group, Inc.	24,335	1,519,234
AmTrust Financial Services, Inc.	5,585	103,099
Arthur J. Gallagher & Co.	6,675	377,405
Assurant, Inc.	1,751	167,518
Brown & Brown, Inc.	2,725	113,687
Cincinnati Financial Corp.	5,205	376,165
CNA Financial Corp.	9,299	410,737
CNO Financial Group, Inc.	4,328	88,724
Donegal Group, Inc. Class A	3,952	69,634
EMC Insurance Group, Inc.	1,144	32,101
Erie Indemnity Co. Class A	1,526	187,240
FBL Financial Group, Inc. Class A	702	45,946
First American Financial Corp.	5,105	200,524
FNF Group	9,828	382,702
Hanover Insurance Group, Inc. (The)	1,409	126,895
Hartford Financial Services Group, Inc. (The)	8,803	423,160
Lincoln National Corp.	5,026	328,952
Marsh & McLennan Cos., Inc.	12,305	909,216
Mercury General Corp.	3,374	205,780
MetLife, Inc.	38,297	2,022,848
Old Republic International Corp.	13,451	275,476
Principal Financial Group, Inc.	10,058	634,760
ProAssurance Corp.	1,947	117,307
Progressive Corp. (The)	18,134	710,490
Prudential Financial, Inc.	13,862	1,478,798
Reinsurance Group of America, Inc.	1,518	192,756
State Auto Financial Corp.	2,828	77,629
Torchmark Corp.	1,437	110,706
Travelers Cos., Inc. (The)	7,642	921,167
Universal Insurance Holdings, Inc.	1,869	45,791
Unum Group	6,148	288,280
W.R. Berkley Corp.	1,445	102,060

Total Insurance		14,777,033
Internet & Catalog Retail – 0.1%
Expedia, Inc.	1,477	186,353
HSN, Inc.	2,661	98,723
Nutrisystem, Inc.	1,817	100,844
PetMed Express, Inc.	2,642	53,210

Total Internet & Catalog Retail		439,130
Internet Software & Services – 0.0%
j2 Global, Inc.	1,395	117,055
Reis, Inc.	1,008	18,043

Total Internet Software & Services		135,098
IT Services – 2.4%
Alliance Data Systems Corp.	640	159,360
Automatic Data Processing, Inc.	12,782	1,308,749
Booz Allen Hamilton Holding Corp.	3,556	125,847
Broadridge Financial Solutions, Inc.	3,110	211,324
Computer Sciences Corp.	1,916	132,223
Convergys Corp.	2,119	44,817
CSG Systems International, Inc.	948	35,844
DST Systems, Inc.	575	70,437
Fidelity National Information Services, Inc.	5,622	447,624
International Business Machines Corp.	38,824	6,760,811
Jack Henry & Associates, Inc.	1,623	151,101
Leidos Holdings, Inc.	4,597	235,091
MasterCard, Inc. Class A	9,319	1,048,108
Paychex, Inc.	13,423	790,615
Sabre Corp.	6,823	144,579
Science Applications International Corp.	993	73,879
Total System Services, Inc.	2,219	118,628
Visa, Inc. Class A	18,632	1,655,826
Western Union Co. (The)	16,979	345,523

Total IT Services		13,860,386
Leisure Products – 0.2%
Brunswick Corp.	1,708	104,530
Escalade, Inc.	1,965	25,349
Hasbro, Inc.	3,916	390,895
Mattel, Inc.	21,345	546,645
Polaris Industries, Inc.(a)	2,034	170,449

Total Leisure Products		1,237,868
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	4,893	258,693
Bio-Techne Corp.	806	81,930
Thermo Fisher Scientific, Inc.	2,039	313,190

Total Life Sciences Tools & Services		653,813
Machinery – 1.7%
Alamo Group, Inc.	646	49,219
Albany International Corp. Class A	799	36,794
Allison Transmission Holdings, Inc.	4,025	145,141
Caterpillar, Inc.	23,051	2,138,211
CIRCOR International, Inc.	484	28,769
Crane Co.	1,778	133,048
Cummins, Inc.	6,016	909,619
Deere & Co.	9,091	989,646
Donaldson Co., Inc.	3,362	153,038
Dover Corp.	4,283	344,139
Eastern Co. (The)	1,363	29,168
EnPro Industries, Inc.	695	49,456
ESCO Technologies, Inc.	758	44,040
Flowserve Corp.	2,578	124,827
Fortive Corp.	2,313	139,289
Graco, Inc.	1,261	118,710
Greenbrier Cos., Inc. (The)(a)	904	38,962
Hardinge, Inc.	2,474	27,808
IDEX Corp.	1,705	159,435
Illinois Tool Works, Inc.	8,927	1,182,560
Joy Global, Inc.	1,084	30,623

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	83

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2017

Investments	Shares	Value
Kennametal, Inc.	2,421	$94,976
Lincoln Electric Holdings, Inc.	1,854	161,038
Miller Industries, Inc.	2,165	57,048
Nordson Corp.	1,160	142,494
Oshkosh Corp.	1,394	95,614
PACCAR, Inc.	6,388	429,274
Parker-Hannifin Corp.	3,019	484,006
Snap-on, Inc.	1,113	187,730
Stanley Black & Decker, Inc.	3,592	477,269
Supreme Industries, Inc. Class A	1,603	32,477
Timken Co. (The)	2,986	134,967
Toro Co. (The)	2,278	142,284
Trinity Industries, Inc.	3,352	88,996
Xylem, Inc.	2,943	147,797

Total Machinery		9,548,472
Media – 2.3%
CBS Corp. Class A	1,407	99,039
CBS Corp. Class B Non-Voting Shares	4,748	329,321
Cinemark Holdings, Inc.	3,820	169,379
Comcast Corp. Class A	91,107	3,424,712
Entravision Communications Corp. Class A	4,370	27,094
Gannett Co., Inc.	9,817	82,266
Interpublic Group of Cos., Inc. (The)	12,273	301,548
John Wiley & Sons, Inc. Class A	1,695	91,191
Meredith Corp.	2,180	140,828
National CineMedia, Inc.	6,711	84,760
New Media Investment Group, Inc.	6,638	94,326
News Corp. Class A	12,810	166,530
Omnicom Group, Inc.	7,872	678,645
Regal Entertainment Group Class A	6,590	148,802
Scripps Networks Interactive, Inc. Class A	1,720	134,796
Sinclair Broadcast Group, Inc. Class A	1,889	76,505
Sirius XM Holdings, Inc.(a)	52,747	271,647
TEGNA, Inc.	6,831	175,010
Time Warner, Inc.	15,840	1,547,726
Time, Inc.	5,688	110,063
Tribune Media Co. Class A	3,832	142,819
Twenty-First Century Fox, Inc. Class A	14,214	460,392
Twenty-First Century Fox, Inc. Class B	15,592	495,514
Viacom, Inc. Class B	10,040	468,065
Walt Disney Co. (The)	29,008	3,289,217
World Wrestling Entertainment, Inc. Class A	1,311	29,130

Total Media		13,039,325
Metals & Mining – 0.3%
Ampco-Pittsburgh Corp.	2,077	29,182
Commercial Metals Co.	4,356	83,330
Compass Minerals International, Inc.	1,849	125,455
Newmont Mining Corp.	5,962	196,507
Nucor Corp.	9,394	561,010
Reliance Steel & Aluminum Co.	2,302	184,206
Steel Dynamics, Inc.	5,413	188,156
United States Steel Corp.	1,514	51,188
Worthington Industries, Inc.	1,796	80,982

Total Metals & Mining		1,500,016
Multi-Utilities – 1.7%
Ameren Corp.	10,681	583,076
Black Hills Corp.	2,530	168,169
CenterPoint Energy, Inc.	22,403	617,651
CMS Energy Corp.	9,747	436,081
Consolidated Edison, Inc.	13,523	1,050,196
Dominion Resources, Inc.	28,136	2,182,509
DTE Energy Co.	7,255	740,808
MDU Resources Group, Inc.	7,264	198,816
NiSource, Inc.	12,115	288,216
NorthWestern Corp.	2,519	147,865
Public Service Enterprise Group, Inc.	22,999	1,020,005
SCANA Corp.	5,911	386,284
Sempra Energy	8,992	993,616
Vectren Corp.	3,535	207,186
WEC Energy Group, Inc.	13,225	801,832

Total Multi-Utilities		9,822,310
Multiline Retail – 0.4%
Big Lots, Inc.	1,132	55,106
Dollar General Corp.	4,337	302,419
Kohl’s Corp.	7,554	300,725
Macy’s, Inc.	14,923	442,317
Nordstrom, Inc.(a)	5,058	235,551
Target Corp.	21,115	1,165,337

Total Multiline Retail		2,501,455
Oil, Gas & Consumable Fuels – 6.6%
Alon USA Energy, Inc.	5,811	70,836
Anadarko Petroleum Corp.	2,113	131,006
Apache Corp.	6,856	352,330
Cabot Oil & Gas Corp.	1,479	35,363
Chevron Corp.	85,524	9,182,712
Cimarex Energy Co.	361	43,136
ConocoPhillips	29,661	1,479,194
CVR Energy, Inc.(a)	9,052	181,764
Delek U.S. Holdings, Inc.	2,233	54,195
Devon Energy Corp.	3,507	146,312
EOG Resources, Inc.	4,410	430,196
Evolution Petroleum Corp.	4,501	36,008
Exxon Mobil Corp.	170,445	13,978,194
Hess Corp.	6,064	292,345
HollyFrontier Corp.	8,798	249,335
Kinder Morgan, Inc.	64,927	1,411,513
Marathon Oil Corp.	11,127	175,807
Marathon Petroleum Corp.	18,634	941,762
Murphy Oil Corp.	6,453	184,491
Noble Energy, Inc.	5,306	182,208
Occidental Petroleum Corp.	39,678	2,513,998
ONEOK, Inc.	11,408	632,460
Panhandle Oil and Gas, Inc. Class A	1,511	29,011
PBF Energy, Inc. Class A	5,387	119,430

See Notes to Financial Statements.

84	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2017

Investments	Shares	Value
Phillips 66	18,892	$1,496,624
Range Resources Corp.	996	28,984
SemGroup Corp. Class A	3,891	140,076
Targa Resources Corp.	14,832	888,437
Tesoro Corp.	3,478	281,927
Valero Energy Corp.	19,320	1,280,723
Western Refining, Inc.	5,273	184,924
Williams Cos., Inc. (The)	24,607	728,121

Total Oil, Gas & Consumable Fuels		37,883,422
Paper & Forest Products – 0.1%
Deltic Timber Corp.	353	27,576
Domtar Corp.	3,176	115,988
KapStone Paper and Packaging Corp.	3,293	76,068
Schweitzer-Mauduit International, Inc.	1,912	79,195

Total Paper & Forest Products		298,827
Personal Products – 0.1%
Coty, Inc. Class A	13,335	241,763
Estee Lauder Cos., Inc. (The) Class A	4,656	394,782
Nu Skin Enterprises, Inc. Class A	1,903	105,693

Total Personal Products		742,238
Pharmaceuticals – 6.0%
Bristol-Myers Squibb Co.	54,002	2,936,629
Eli Lilly & Co.	40,202	3,381,390
Johnson & Johnson	94,203	11,732,984
Merck & Co., Inc.	103,514	6,577,279
Pfizer, Inc.	279,833	9,573,087
Zoetis, Inc.	4,787	255,482

Total Pharmaceuticals		34,456,851
Professional Services – 0.1%
CEB, Inc.	1,169	91,884
Dun & Bradstreet Corp. (The)	718	77,501
Equifax, Inc.	1,731	236,697
Exponent, Inc.	529	31,502
ManpowerGroup, Inc.	1,851	189,857
Robert Half International, Inc.	3,451	168,512

Total Professional Services		795,953
Real Estate Management & Development – 0.0%
Consolidated-Tomoka Land Co.	576	30,839
Kennedy-Wilson Holdings, Inc.	4,813	106,849

Total Real Estate Management & Development		137,688
Road & Rail – 0.9%
Celadon Group, Inc.(a)	2,272	14,882
CSX Corp.	22,363	1,040,998
JB Hunt Transport Services, Inc.	1,652	151,554
Kansas City Southern	2,112	181,125
Norfolk Southern Corp.	7,599	850,860
Ryder System, Inc.	1,780	134,283
Union Pacific Corp.	22,918	2,427,475

Total Road & Rail		4,801,177
Semiconductors & Semiconductor Equipment – 3.0%
Analog Devices, Inc.	10,357	848,756
Applied Materials, Inc.	17,053	663,362
Brooks Automation, Inc.	3,991	89,398
Cohu, Inc.	2,815	51,965
Cypress Semiconductor Corp.	16,125	221,880
Intel Corp.	168,096	6,063,223
KLA-Tencor Corp.	5,357	509,290
Lam Research Corp.	3,379	433,728
Maxim Integrated Products, Inc.	11,641	523,379
Microchip Technology, Inc.	6,356	468,946
NVIDIA Corp.	4,201	457,615
QUALCOMM, Inc.	55,332	3,172,737
Skyworks Solutions, Inc.	3,350	328,233
Teradyne, Inc.	3,505	109,006
Texas Instruments, Inc.	33,434	2,693,443
Xilinx, Inc.	7,389	427,749

Total Semiconductors & Semiconductor Equipment		17,062,710
Software – 3.7%
Activision Blizzard, Inc.	6,552	326,683
American Software, Inc. Class A	4,185	43,022
CA, Inc.	16,782	532,325
CDK Global, Inc.	1,309	85,098
Ebix, Inc.(a)	496	30,380
Fair Isaac Corp.	230	29,659
Intuit, Inc.	3,790	439,602
Microsoft Corp.	237,834	15,663,747
Oracle Corp.	74,899	3,341,244
QAD, Inc. Class A	1,059	29,493
SS&C Technologies Holdings, Inc.	2,333	82,588
Symantec Corp.	9,541	292,718

Total Software		20,896,559
Specialty Retail – 1.9%
Abercrombie & Fitch Co. Class A	4,826	57,574
American Eagle Outfitters, Inc.	6,949	97,494
Barnes & Noble, Inc.	4,630	42,827
Bed Bath & Beyond, Inc.	2,220	87,601
Best Buy Co., Inc.	9,014	443,038
Buckle, Inc. (The)(a)	3,036	56,470
Cato Corp. (The) Class A	1,632	35,839
Chico’s FAS, Inc.	3,987	56,615
Children’s Place, Inc. (The)	257	30,853
Citi Trends, Inc.	1,147	19,499
Dick’s Sporting Goods, Inc.	1,246	60,630
DSW, Inc. Class A	3,261	67,437
Foot Locker, Inc.	2,397	179,320
GameStop Corp. Class A	7,326	165,201
Gap, Inc. (The)	17,063	414,460
Guess?, Inc.	7,859	87,628
Home Depot, Inc. (The)	30,826	4,526,182
L Brands, Inc.	11,107	523,140
Lowe’s Cos., Inc.	19,721	1,621,263
Penske Automotive Group, Inc.	2,188	102,420
Pier 1 Imports, Inc.	4,448	31,848
Ross Stores, Inc.	3,986	262,558

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	85

Schedule of Investments (concluded)

WisdomTree Total Dividend Fund (DTD)

March 31, 2017

Investments	Shares	Value
Stage Stores, Inc.(a)	2,966	$7,682
Staples, Inc.	38,719	339,566
Stein Mart, Inc.	3,362	10,120
Tailored Brands, Inc.	1,815	27,116
Tiffany & Co.	3,223	307,152
TJX Cos., Inc. (The)	10,462	827,335
Tractor Supply Co.	2,100	144,837
Williams-Sonoma, Inc.	2,867	153,729

Total Specialty Retail		10,787,434
Technology Hardware, Storage & Peripherals – 3.8%
Apple, Inc.	129,688	18,630,978
Diebold Nixdorf, Inc.	2,287	70,211
Hewlett Packard Enterprise Co.	21,453	508,436
HP, Inc.	70,170	1,254,640
NetApp, Inc.	6,962	291,360
Western Digital Corp.	10,231	844,364
Xerox Corp.	40,627	298,202

Total Technology Hardware, Storage & Peripherals		21,898,191
Textiles, Apparel & Luxury Goods – 0.5%
Carter’s, Inc.	687	61,693
Coach, Inc.	11,292	466,698
Columbia Sportswear Co.	1,622	95,292
Culp, Inc.	777	24,242
Hanesbrands, Inc.	8,922	185,221
NIKE, Inc. Class B	22,287	1,242,055
Ralph Lauren Corp.	1,344	109,697
VF Corp.	14,577	801,298
Wolverine World Wide, Inc.	1,490	37,205

Total Textiles, Apparel & Luxury Goods		3,023,401
Thrifts & Mortgage Finance – 0.2%
BankFinancial Corp.	3,784	54,944
Capitol Federal Financial, Inc.	4,234	61,943
Dime Community Bancshares, Inc.	2,009	40,783
First Defiance Financial Corp.	604	29,904
New York Community Bancorp, Inc.	22,775	318,167
Northwest Bancshares, Inc.	5,019	84,520
OceanFirst Financial Corp.	3,423	96,443
Provident Financial Services, Inc.	4,451	115,058
Riverview Bancorp, Inc.	5,442	38,910
Territorial Bancorp, Inc.	2,735	85,250
TFS Financial Corp.	8,775	145,840
Washington Federal, Inc.	3,590	118,829
Western New England Bancorp, Inc.	3,035	31,868

Total Thrifts & Mortgage Finance		1,222,459
Tobacco – 3.5%
Altria Group, Inc.	87,376	6,240,394
Philip Morris International, Inc.	87,098	9,833,364
Reynolds American, Inc.	57,704	3,636,506
Universal Corp.	1,585	112,139
Vector Group Ltd.	11,889	247,291

Total Tobacco		20,069,694
Trading Companies & Distributors – 0.2%
Fastenal Co.	8,659	445,938
GATX Corp.(a)	1,605	97,841
H&E Equipment Services, Inc.	2,756	67,577
MSC Industrial Direct Co., Inc. Class A	1,192	122,490
W.W. Grainger, Inc.	1,455	338,666
Watsco, Inc.	932	133,444

Total Trading Companies & Distributors		1,205,956
Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	6,475	521,755
Water Utilities – 0.1%
American Water Works Co., Inc.	4,572	355,565
Aqua America, Inc.	6,541	210,293

Total Water Utilities		565,858
Wireless Telecommunication Services – 0.0%
Telephone & Data Systems, Inc.	3,028	80,272
TOTAL COMMON STOCKS (Cost: $457,647,700)		570,616,999
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree Total Earnings Fund(a)(b)
(Cost: $47,692)	563	47,084
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(c)
(Cost: $1,558,781)(d)	1,558,781	1,558,781
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $459,254,173)		572,222,864
Liabilities in Excess of Cash and Other Assets – (0.1)%		(719,182)

NET ASSETS – 100.0%		$571,503,682
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(d)

At March 31, 2017, the total market value of the Fund’s securities on loan was $1,816,960 and the total market value of the collateral held by the Fund was $2,026,559. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $467,778.

See Notes to Financial Statements.

86	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments

WisdomTree Total Earnings Fund (EXT)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.9%
Puerto Rico – 0.1%
Banks – 0.1%
First BanCorp*	5,413	$30,583
United States – 99.8%
Aerospace & Defense – 2.5%
B/E Aerospace, Inc.	21	1,346
Boeing Co. (The)	1,554	274,841
BWX Technologies, Inc.	397	18,897
Cubic Corp.	92	4,858
Curtiss-Wright Corp.	113	10,312
Esterline Technologies Corp.*	26	2,237
General Dynamics Corp.	955	178,776
HEICO Corp.	61	5,319
Hexcel Corp.	188	10,255
Huntington Ingalls Industries, Inc.	172	34,441
L3 Technologies, Inc.	269	44,463
Lockheed Martin Corp.	998	267,065
Moog, Inc. Class A*	84	5,657
Northrop Grumman Corp.	653	155,310
Orbital ATK, Inc.	245	24,010
Raytheon Co.	1,067	162,718
Rockwell Collins, Inc.	378	36,727
Spirit AeroSystems Holdings, Inc. Class A	766	44,367
Teledyne Technologies, Inc.*	88	11,129
Textron, Inc.	712	33,884
TransDigm Group, Inc.	57	12,549
United Technologies Corp.	1,919	215,331
Wesco Aircraft Holdings, Inc.*	196	2,234

Total Aerospace & Defense		1,556,726
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	367	28,366
Expeditors International of Washington, Inc.	469	26,494
FedEx Corp.	636	124,115
Forward Air Corp.	71	3,378
Hub Group, Inc. Class A*	91	4,222
United Parcel Service, Inc. Class B	2,390	256,447

Total Air Freight & Logistics		443,022
Airlines – 1.5%
Alaska Air Group, Inc.	503	46,387
Allegiant Travel Co.	66	10,576
American Airlines Group, Inc.	6,106	258,284
Delta Air Lines, Inc.	4,735	217,621
Hawaiian Holdings, Inc.*	327	15,189
JetBlue Airways Corp.*	1,702	35,078
Southwest Airlines Co.	2,237	120,261
Spirit Airlines, Inc.*	290	15,390
United Continental Holdings, Inc.*	2,806	198,216

Total Airlines		917,002
Auto Components – 0.4%
BorgWarner, Inc.	787	32,889
Cooper Tire & Rubber Co.	252	11,176
Dana, Inc.	620	11,972
Dorman Products, Inc.*	92	7,556
Gentex Corp.	1,071	22,844
Goodyear Tire & Rubber Co. (The)	2,069	74,484
LCI Industries	82	8,184
Lear Corp.	244	34,545
Standard Motor Products, Inc.	120	5,897
Superior Industries International, Inc.	203	5,146
Tenneco, Inc.	307	19,163
Tower International, Inc.	586	15,881

Total Auto Components		249,737
Automobiles – 1.8%
Ford Motor Co.	30,663	356,917
General Motors Co.	19,995	707,023
Harley-Davidson, Inc.	283	17,122
Thor Industries, Inc.	138	13,266
Winnebago Industries, Inc.	352	10,296

Total Automobiles		1,104,624
Banks – 9.8%
1st Source Corp.	98	4,601
Associated Banc-Corp.	450	10,980
BancFirst Corp.	47	4,225
BancorpSouth, Inc.	273	8,258
Bank of America Corp.	40,483	954,994
Bank of Hawaii Corp.	139	11,448
Bank of the Ozarks, Inc.	129	6,709
BankUnited, Inc.	185	6,902
Banner Corp.	69	3,839
BB&T Corp.	2,420	108,174
BOK Financial Corp.	230	18,002
Camden National Corp.	104	4,580
Cardinal Financial Corp.	24	719
Cathay General Bancorp	247	9,307
Central Pacific Financial Corp.	308	9,406
Chemical Financial Corp.	87	4,450
Citigroup, Inc.	12,834	767,730
Citizens Financial Group, Inc.	1,592	55,004
City Holding Co.	68	4,385
CoBiz Financial, Inc.	307	5,158
Columbia Banking System, Inc.	169	6,589
Comerica, Inc.	1,071	73,449
Commerce Bancshares, Inc.	308	17,297
Community Bank System, Inc.	103	5,663
Cullen/Frost Bankers, Inc.	107	9,520
Customers Bancorp, Inc.*	101	3,185
CVB Financial Corp.	260	5,743
East West Bancorp, Inc.	457	23,586
Fifth Third Bancorp	3,606	91,592
First Citizens BancShares, Inc. Class A	26	8,720
First Commonwealth Financial Corp.	757	10,038
First Financial Bancorp	232	6,368
First Financial Bankshares, Inc.(a)	157	6,296
First Horizon National Corp.	1,026	18,981
First Interstate BancSystem, Inc. Class A	143	5,670
First Merchants Corp.	164	6,448

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	87

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2017

Investments	Shares	Value
First Midwest Bancorp, Inc.	405	$9,590
First Republic Bank	405	37,993
Flushing Financial Corp.	143	3,842
Fulton Financial Corp.	692	12,352
Glacier Bancorp, Inc.	159	5,395
Great Southern Bancorp, Inc.	82	4,141
Hancock Holding Co.	98	4,464
Hanmi Financial Corp.	247	7,595
Hilltop Holdings, Inc.	262	7,197
Home BancShares, Inc.	300	8,121
Hope Bancorp, Inc.	991	18,997
Huntington Bancshares, Inc.	3,776	50,561
Iberiabank Corp.	75	5,933
Independent Bank Corp.	63	4,095
International Bancshares Corp.	286	10,124
Investors Bancorp, Inc.	486	6,989
JPMorgan Chase & Co.	14,096	1,238,193
KeyCorp	4,028	71,618
Lakeland Financial Corp.	133	5,735
M&T Bank Corp.	471	72,878
MB Financial, Inc.	112	4,796
NBT Bancorp, Inc.	98	3,633
Park National Corp.	45	4,734
People’s United Financial, Inc.	646	11,757
Pinnacle Financial Partners, Inc.	108	7,177
PNC Financial Services Group, Inc. (The)	2,151	258,636
Popular, Inc.	1,420	57,837
PrivateBancorp, Inc.	208	12,349
Prosperity Bancshares, Inc.	137	9,550
Regions Financial Corp.	5,211	75,716
Republic Bancorp, Inc. Class A	180	6,190
Seacoast Banking Corp. of Florida*	134	3,213
ServisFirst Bancshares, Inc.	199	7,240
Signature Bank*	108	16,026
Simmons First National Corp. Class A	78	4,302
South State Corp.	73	6,523
Southside Bancshares, Inc.	134	4,498
Sterling Bancorp	382	9,053
SunTrust Banks, Inc.	2,225	123,043
SVB Financial Group*	134	24,936
Synovus Financial Corp.	293	12,019
Texas Capital Bancshares, Inc.*	75	6,259
Tompkins Financial Corp.	63	5,075
Towne Bank	234	7,582
Trustmark Corp.	232	7,375
U.S. Bancorp	6,473	333,359
UMB Financial Corp.	185	13,932
Union Bankshares Corp.	274	9,639
United Bankshares, Inc.(a)	104	4,394
United Community Banks, Inc.	114	3,157
Webster Financial Corp.	320	16,013
Wells Fargo & Co.	20,363	1,133,405
WesBanco, Inc.	94	3,582
Western Alliance Bancorp*	304	14,923
Wintrust Financial Corp.	91	6,290
Zions Bancorp	854	35,868

Total Banks		6,147,910
Beverages – 1.8%
Brown-Forman Corp. Class B	1,422	65,668
Coca-Cola Bottling Co. Consolidated	43	8,859
Coca-Cola Co. (The)	9,786	415,318
Constellation Brands, Inc. Class A	391	63,370
Dr. Pepper Snapple Group, Inc.	485	47,491
Molson Coors Brewing Co. Class B	472	45,175
Monster Beverage Corp.*	907	41,876
National Beverage Corp.	142	12,003
PepsiCo, Inc.	3,577	400,123

Total Beverages		1,099,883
Biotechnology – 3.4%
AbbVie, Inc.	5,737	373,823
Alexion Pharmaceuticals, Inc.*	220	26,673
AMAG Pharmaceuticals, Inc.*	112	2,526
Amgen, Inc.	3,021	495,655
Biogen, Inc.*	541	147,920
Bioverativ, Inc.*	288	15,685
Celgene Corp.*	1,111	138,242
Emergent BioSolutions, Inc.*	212	6,157
Gilead Sciences, Inc.	11,772	799,554
Insys Therapeutics, Inc.*(a)	616	6,474
Regeneron Pharmaceuticals, Inc.*	132	51,151
United Therapeutics Corp.*	364	49,278

Total Biotechnology		2,113,138
Building Products – 0.3%
A.O. Smith Corp.	291	14,888
American Woodmark Corp.*	59	5,416
Armstrong Flooring, Inc.*	51	940
Armstrong World Industries, Inc.*	101	4,651
Fortune Brands Home & Security, Inc.	317	19,290
Lennox International, Inc.	91	15,224
Masco Corp.	1,622	55,132
Owens Corning	347	21,295
Simpson Manufacturing Co., Inc.	90	3,878
Universal Forest Products, Inc.	67	6,602
USG Corp.*	1,454	46,237

Total Building Products		193,553
Capital Markets – 3.3%
Ameriprise Financial, Inc.	469	60,820
Artisan Partners Asset Management, Inc. Class A	262	7,231
Bank of New York Mellon Corp. (The)	2,983	140,887
BlackRock, Inc.	459	176,031
CBOE Holdings, Inc.	157	12,728
Charles Schwab Corp. (The)	2,085	85,089
CME Group, Inc.	576	68,429
E*TRADE Financial Corp.*	683	23,830
Eaton Vance Corp.	358	16,096
Evercore Partners, Inc. Class A	95	7,401
FactSet Research Systems, Inc.	162	26,715
Federated Investors, Inc. Class B	113	2,976

See Notes to Financial Statements.

88	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2017

Investments	Shares	Value
Franklin Resources, Inc.	910	$38,347
Goldman Sachs Group, Inc. (The)	1,866	428,658
Greenhill & Co., Inc.	71	2,080
Interactive Brokers Group, Inc. Class A	172	5,972
Intercontinental Exchange, Inc.	1,123	67,234
INTL FCStone, Inc.*	210	7,972
Janus Capital Group, Inc.	593	7,828
KCG Holdings, Inc. Class A*	247	4,404
MarketAxess Holdings, Inc.	66	12,374
Moody’s Corp.	554	62,070
Morgan Stanley	7,442	318,815
Morningstar, Inc.	290	22,794
MSCI, Inc.	243	23,617
Nasdaq, Inc.	460	31,947
Northern Trust Corp.	517	44,762
Raymond James Financial, Inc.	430	32,792
S&P Global, Inc.	800	104,592
SEI Investments Co.	351	17,704
State Street Corp.	1,632	129,924
Stifel Financial Corp.*	163	8,181
T. Rowe Price Group, Inc.	123	8,382
TD Ameritrade Holding Corp.	1,135	44,106
Virtu Financial, Inc. Class A	1,057	17,969

Total Capital Markets		2,070,757
Chemicals – 2.1%
Air Products & Chemicals, Inc.	501	67,780
Albemarle Corp.	307	32,431
Ashland Global Holdings, Inc.	234	28,972
Balchem Corp.	55	4,533
Celanese Corp. Series A	337	30,279
Chemours Co. (The)	2	77
Chemtura Corp.*	438	14,629
Dow Chemical Co. (The)	7,916	502,983
E.I. du Pont de Nemours & Co.	1,951	156,724
Eastman Chemical Co.	711	57,449
Ecolab, Inc.	517	64,801
Ferro Corp.*	308	4,678
FMC Corp.	52	3,619
GCP Applied Technologies, Inc.*	187	6,106
H.B. Fuller Co.	112	5,775
Ingevity Corp.*	74	4,503
Innospec, Inc.	112	7,252
International Flavors & Fragrances, Inc.	197	26,108
Minerals Technologies, Inc.	82	6,281
Monsanto Co.	484	54,789
Mosaic Co. (The)	1,364	39,801
NewMarket Corp.	45	20,395
PPG Industries, Inc.	167	17,548
Praxair, Inc.	196	23,246
Quaker Chemical Corp.	43	5,661
Rayonier Advanced Materials, Inc.	617	8,299
RPM International, Inc.	322	17,720
Scotts Miracle-Gro Co. (The)	116	10,833
Sensient Technologies Corp.	124	9,828
Sherwin-Williams Co. (The)	226	70,103
Stepan Co.	90	7,093
Valspar Corp. (The)	187	20,746
W.R. Grace & Co.	52	3,625

Total Chemicals		1,334,667
Commercial Services & Supplies – 0.5%
ABM Industries, Inc.	136	5,930
ACCO Brands Corp.*	724	9,521
Brady Corp. Class A	120	4,638
Brink’s Co. (The)	163	8,712
Cintas Corp.	228	28,851
Clean Harbors, Inc.*	32	1,780
Copart, Inc.*	191	11,829
Covanta Holding Corp.	537	8,431
Deluxe Corp.	206	14,867
Ennis, Inc.	363	6,171
Herman Miller, Inc.	140	4,417
HNI Corp.	93	4,286
Interface, Inc.	457	8,706
KAR Auction Services, Inc.	262	11,442
Knoll, Inc.	184	4,381
Matthews International Corp. Class A	72	4,871
McGrath RentCorp	50	1,678
MSA Safety, Inc.	98	6,928
Pitney Bowes, Inc.	136	1,783
Republic Services, Inc.	909	57,094
Rollins, Inc.	248	9,208
Steelcase, Inc. Class A	754	12,629
Tetra Tech, Inc.	172	7,026
UniFirst Corp.	81	11,457
Waste Management, Inc.	492	35,877

Total Commercial Services & Supplies		282,513
Communications Equipment – 1.4%
ADTRAN, Inc.	197	4,088
Arista Networks, Inc.*	37	4,894
Brocade Communications Systems, Inc.	1,187	14,814
Cisco Systems, Inc.	19,450	657,410
CommScope Holding Co., Inc.*	340	14,181
EchoStar Corp. Class A*	52	2,961
F5 Networks, Inc.*	142	20,245
Finisar Corp.*	240	6,562
Harris Corp.	439	48,848
InterDigital, Inc.	81	6,990
Juniper Networks, Inc.	1,411	39,268
Motorola Solutions, Inc.	625	53,887
NETGEAR, Inc.*	128	6,342
Plantronics, Inc.	227	12,283
Ubiquiti Networks, Inc.*	276	13,872

Total Communications Equipment		906,645
Construction & Engineering – 0.2%
Aegion Corp.*	212	4,857
Comfort Systems USA, Inc.	194	7,110
Dycom Industries, Inc.*	67	6,228

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	89

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2017

Investments	Shares	Value
EMCOR Group, Inc.	155	$9,757
Fluor Corp.	200	10,524
Jacobs Engineering Group, Inc.	412	22,775
MasTec, Inc.*	290	11,615
Quanta Services, Inc.*	684	25,383
Tutor Perini Corp.*	303	9,635
Valmont Industries, Inc.	69	10,730

Total Construction & Engineering		118,614
Construction Materials – 0.0%
Eagle Materials, Inc.	82	7,965
Martin Marietta Materials, Inc.	67	14,623

Total Construction Materials		22,588
Consumer Finance – 1.4%
American Express Co.	3,411	269,844
Capital One Financial Corp.	2,505	217,083
Credit Acceptance Corp.*(a)	89	17,748
Discover Financial Services	1,800	123,102
FirstCash, Inc.	309	15,187
Green Dot Corp. Class A*	210	7,006
Navient Corp.	2,578	38,051
Nelnet, Inc. Class A	337	14,781
PRA Group, Inc.*	155	5,138
Santander Consumer USA Holdings, Inc.*	1,134	15,105
SLM Corp.*	693	8,385
Synchrony Financial	3,638	124,784

Total Consumer Finance		856,214
Containers & Packaging – 0.4%
AptarGroup, Inc.	310	23,867
Avery Dennison Corp.	222	17,893
Ball Corp.	387	28,739
Bemis Co., Inc.	247	12,068
Berry Plastics Group, Inc.*	127	6,168
Crown Holdings, Inc.*	463	24,516
Graphic Packaging Holding Co.	318	4,093
International Paper Co.	1,229	62,409
Packaging Corp. of America	352	32,250
Sealed Air Corp.	364	15,863
Silgan Holdings, Inc.	110	6,530
Sonoco Products Co.	267	14,130
WestRock Co.	449	23,361

Total Containers & Packaging		271,887
Distributors – 0.1%
Core-Mark Holding Co., Inc.	187	5,832
Genuine Parts Co.	239	22,086
LKQ Corp.*	658	19,260
Pool Corp.	97	11,575

Total Distributors		58,753
Diversified Consumer Services – 0.1%
Bright Horizons Family Solutions, Inc.*	97	7,032
Capella Education Co.	59	5,017
Collectors Universe, Inc.	112	2,923
DeVry Education Group, Inc.	83	2,942
Graham Holdings Co. Class B	7	4,197
Grand Canyon Education, Inc.*	159	11,386
Service Corp. International	150	4,632
Strayer Education, Inc.	49	3,944
Weight Watchers International, Inc.*	1,062	16,535

Total Diversified Consumer Services		58,608
Diversified Financial Services – 2.2%
Berkshire Hathaway, Inc. Class B*	8,211	1,368,609
Leucadia National Corp.	262	6,812
Marlin Business Services Corp.	153	3,940

Total Diversified Financial Services		1,379,361
Diversified Telecommunication Services – 3.1%
AT&T, Inc.	20,831	865,528
ATN International, Inc.	115	8,098
CenturyLink, Inc.	2,130	50,204
Cincinnati Bell, Inc.*	508	8,992
Iridium Communications, Inc.*(a)	587	5,665
Level 3 Communications, Inc.*	3,693	211,313
Lumos Networks Corp.*	166	2,938
Verizon Communications, Inc.	15,602	760,598

Total Diversified Telecommunication Services		1,913,336
Electric Utilities – 1.9%
ALLETE, Inc.	102	6,906
Alliant Energy Corp.	617	24,439
American Electric Power Co., Inc.	1,268	85,121
Avangrid, Inc.	522	22,310
Duke Energy Corp.	1,337	109,647
Edison International	1,065	84,785
El Paso Electric Co.	121	6,111
Entergy Corp.	916	69,579
Eversource Energy	907	53,314
Exelon Corp.	1,932	69,513
Great Plains Energy, Inc.	477	13,938
Hawaiian Electric Industries, Inc.	190	6,329
IDACORP, Inc.	119	9,872
MGE Energy, Inc.	112	7,280
NextEra Energy, Inc.	1,405	180,360
OGE Energy Corp.	244	8,535
PG&E Corp.	1,371	90,980
Pinnacle West Capital Corp.	322	26,848
PNM Resources, Inc.	309	11,433
Portland General Electric Co.	352	15,636
PPL Corp.	2,905	108,618
Southern Co. (The)	2,014	100,257
Westar Energy, Inc.	397	21,545
Xcel Energy, Inc.	1,606	71,387

Total Electric Utilities		1,204,743
Electrical Equipment – 0.2%
Acuity Brands, Inc.	79	16,116
AMETEK, Inc.	61	3,299
AZZ, Inc.	58	3,451
Emerson Electric Co.	571	34,180
EnerSys	157	12,393

See Notes to Financial Statements.

90	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2017

Investments	Shares	Value
Hubbell, Inc.	88	$10,564
Powell Industries, Inc.	50	1,722
Regal Beloit Corp.	124	9,381
Rockwell Automation, Inc.	397	61,817

Total Electrical Equipment		152,923
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp. Class A	664	47,257
Arrow Electronics, Inc.*	442	32,447
Avnet, Inc.	655	29,973
AVX Corp.	533	8,731
Belden, Inc.	99	6,850
Benchmark Electronics, Inc.*	315	10,017
CDW Corp.	376	21,699
Cognex Corp.	130	10,913
Coherent, Inc.*	56	11,516
Control4 Corp.*	214	3,379
Corning, Inc.	4,558	123,066
Dolby Laboratories, Inc. Class A	175	9,172
Fitbit, Inc. Class A*(a)	2,086	12,349
FLIR Systems, Inc.	345	12,517
II-VI, Inc.*	357	12,870
Insight Enterprises, Inc.*	307	12,615
IPG Photonics Corp.*	174	21,002
Jabil Circuit, Inc.	975	28,197
Keysight Technologies, Inc.*	338	12,215
Littelfuse, Inc.	81	12,953
Mesa Laboratories, Inc.	18	2,209
Methode Electronics, Inc.	143	6,521
National Instruments Corp.	612	19,927
OSI Systems, Inc.*	66	4,817
Park Electrochemical Corp.	390	6,965
PC Connection, Inc.	241	7,179
Plexus Corp.*	184	10,635
Rogers Corp.*	59	5,066
Sanmina Corp.*	442	17,945
ScanSource, Inc.*	279	10,951
SYNNEX Corp.	149	16,679
Tech Data Corp.*	165	15,493
Trimble, Inc.*	204	6,530
Universal Display Corp.	165	14,206

Total Electronic Equipment, Instruments & Components		584,861
Energy Equipment & Services – 0.0%
Atwood Oceanics, Inc.*	1,769	16,859
Equity Real Estate Investment Trusts (REITs) – 2.7%
Acadia Realty Trust	233	7,004
Agree Realty Corp.	68	3,261
Alexander’s, Inc.	8	3,455
American Campus Communities, Inc.	112	5,330
American Tower Corp.	471	57,245
Apartment Investment & Management Co. Class A	412	18,272
Armada Hoffler Properties, Inc.	354	4,917
AvalonBay Communities, Inc.	59	10,832
Boston Properties, Inc.	89	11,785
Brixmor Property Group, Inc.	371	7,962
Camden Property Trust	106	8,529
Care Capital Properties, Inc.	1,766	47,452
Chesapeake Lodging Trust	707	16,940
Colony NorthStar, Inc. Class A	532	6,868
Columbia Property Trust, Inc.	645	14,351
Corporate Office Properties Trust	401	13,273
Crown Castle International Corp.	260	24,557
CubeSmart	280	7,269
DCT Industrial Trust, Inc.	115	5,534
DDR Corp.	962	12,054
DiamondRock Hospitality Co.	555	6,188
Digital Realty Trust, Inc.	213	22,661
Douglas Emmett, Inc.	119	4,570
Duke Realty Corp.	599	15,736
Empire State Realty Trust, Inc. Class A	475	9,804
EPR Properties	187	13,769
Equity LifeStyle Properties, Inc.	68	5,240
Equity Residential	4,023	250,311
Essex Property Trust, Inc.	157	36,350
Extra Space Storage, Inc.	264	19,639
Federal Realty Investment Trust	172	22,962
First Industrial Realty Trust, Inc.	142	3,781
Forest City Realty Trust, Inc. Class A	1,549	33,737
Gaming and Leisure Properties, Inc.	579	19,350
GGP, Inc.	2,203	51,066
Global Net Lease, Inc.	875	21,070
Healthcare Realty Trust, Inc.	112	3,640
Healthcare Trust of America, Inc. Class A	118	3,712
Highwoods Properties, Inc.	206	10,121
Hospitality Properties Trust	304	9,585
Host Hotels & Resorts, Inc.	1,336	24,930
InfraREIT, Inc.	2,290	41,220
Iron Mountain, Inc.	108	3,852
Kilroy Realty Corp.	116	8,361
Kimco Realty Corp.	471	10,404
Lamar Advertising Co. Class A	111	8,296
LaSalle Hotel Properties	511	14,793
Lexington Realty Trust	185	1,846
Liberty Property Trust	282	10,871
LTC Properties, Inc.	86	4,119
Medical Properties Trust, Inc.	166	2,140
Mid-America Apartment Communities, Inc.	199	20,246
National Health Investors, Inc.	127	9,224
National Retail Properties, Inc.	245	10,687
Omega Healthcare Investors, Inc.	818	26,986
One Liberty Properties, Inc.	730	17,053
Paramount Group, Inc.	867	14,054
Park Hotels & Resorts, Inc.	788	20,228
Pebblebrook Hotel Trust	191	5,579
Physicians Realty Trust	172	3,418
Piedmont Office Realty Trust, Inc. Class A	293	6,264
Potlatch Corp.	149	6,809
Prologis, Inc.	1,382	71,698
PS Business Parks, Inc.	33	3,787

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	91

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2017

Investments	Shares	Value
Public Storage	296	$64,797
Ramco-Gershenson Properties Trust	132	1,851
Rayonier, Inc.	137	3,883
Realty Income Corp.	333	19,824
Regency Centers Corp.	154	10,224
Retail Opportunity Investments Corp.	352	7,403
RLJ Lodging Trust	558	13,119
Ryman Hospitality Properties, Inc.	67	4,143
SBA Communications Corp.*	67	8,065
Select Income REIT	334	8,614
Senior Housing Properties Trust	730	14,783
Simon Property Group, Inc.	594	102,186
Spirit Realty Capital, Inc.	177	1,793
STORE Capital Corp.	70	1,672
Sunstone Hotel Investors, Inc.	228	3,495
Tanger Factory Outlet Centers, Inc.	648	21,235
Taubman Centers, Inc.	208	13,732
UDR, Inc.	173	6,273
Uniti Group, Inc.	212	5,480
Universal Health Realty Income Trust	143	9,224
Urban Edge Properties	160	4,208
Urstadt Biddle Properties, Inc. Class A	428	8,800
Ventas, Inc.	577	37,528
Vornado Realty Trust	156	15,648
Washington Real Estate Investment Trust	112	3,503
Weingarten Realty Investors	397	13,256
Welltower, Inc.	264	18,696
Weyerhaeuser Co.	1,183	40,198
Whitestone REIT	865	11,972

Total Equity Real Estate Investment Trusts (REITs)		1,672,652
Food & Staples Retailing – 2.7%
Casey’s General Stores, Inc.	82	9,205
Costco Wholesale Corp.	822	137,841
CVS Health Corp.	3,561	279,538
Ingles Markets, Inc. Class A	130	5,610
Kroger Co. (The)	3,144	92,717
Performance Food Group Co.*	443	10,543
PriceSmart, Inc.	178	16,412
Rite Aid Corp.*	4,615	19,614
SpartanNash Co.	55	1,924
Sysco Corp.	1,008	52,335
United Natural Foods, Inc.*	137	5,923
US Foods Holding Corp.*	95	2,658
Wal-Mart Stores, Inc.	11,530	831,082
Walgreens Boots Alliance, Inc.	2,648	219,916
Weis Markets, Inc.	58	3,460
Whole Foods Market, Inc.	755	22,439

Total Food & Staples Retailing		1,711,217
Food Products – 1.6%
Amplify Snack Brands, Inc.*(a)	838	7,039
Archer-Daniels-Midland Co.	1,254	57,734
B&G Foods, Inc.	80	3,220
Blue Buffalo Pet Products, Inc.*	302	6,946
Cal-Maine Foods, Inc.	112	4,122
Calavo Growers, Inc.	72	4,363
Campbell Soup Co.	905	51,802
Conagra Brands, Inc.	982	39,614
Darling Ingredients, Inc.*	578	8,393
Flowers Foods, Inc.	1,071	20,788
General Mills, Inc.	1,395	82,319
Hershey Co. (The)	382	41,733
Hormel Foods Corp.	1,364	47,235
Ingredion, Inc.	248	29,867
J&J Snack Foods Corp.	33	4,473
J.M. Smucker Co. (The)	299	39,193
Kellogg Co.	681	49,447
Kraft Heinz Co. (The)	1,604	145,659
Lancaster Colony Corp.	79	10,178
Landec Corp.*	208	2,496
Limoneira Co.	427	8,929
McCormick & Co., Inc. Non-Voting Shares	303	29,558
Mead Johnson Nutrition Co.	528	47,034
Mondelez International, Inc. Class A	2,229	96,025
Omega Protein Corp.	96	1,925
Pinnacle Foods, Inc.	341	19,734
Seaboard Corp.	5	20,847
Seneca Foods Corp. Class A*	67	2,419
Snyder’s-Lance, Inc.	22	887
Tootsie Roll Industries, Inc.(a)	94	3,501
Tyson Foods, Inc. Class A	1,404	86,641
WhiteWave Foods Co. (The)*	140	7,861

Total Food Products		981,982
Gas Utilities – 0.1%
Atmos Energy Corp.	249	19,668
New Jersey Resources Corp.	157	6,217
Northwest Natural Gas Co.	66	3,901
ONE Gas, Inc.	111	7,504
South Jersey Industries, Inc.	172	6,132
Southwest Gas Holdings, Inc.	113	9,369
UGI Corp.	337	16,648
WGL Holdings, Inc.	125	10,316

Total Gas Utilities		79,755
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	669	29,710
Align Technology, Inc.*	97	11,127
Analogic Corp.	82	6,224
Baxter International, Inc.	5,979	310,071
Becton, Dickinson and Co.	435	79,796
Boston Scientific Corp.*	1,659	41,259
C.R. Bard, Inc.	142	35,293
CONMED Corp.	90	3,997
Cooper Cos., Inc. (The)	82	16,391
Cutera, Inc.*	142	2,939
Danaher Corp.	1,446	123,676
DENTSPLY SIRONA, Inc.	594	37,089
Edwards Lifesciences Corp.*	330	31,043
Globus Medical, Inc. Class A*	590	17,476
Hill-Rom Holdings, Inc.	210	14,826

See Notes to Financial Statements.

92	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2017

Investments	Shares	Value
Hologic, Inc.*	577	$24,551
IDEXX Laboratories, Inc.*	157	24,274
Intuitive Surgical, Inc.*	52	39,856
Masimo Corp.*	115	10,725
ResMed, Inc.	311	22,383
Stryker Corp.	685	90,180
Teleflex, Inc.	81	15,692
Utah Medical Products, Inc.	59	3,676
Varex Imaging Corp.*	106	3,562
Varian Medical Systems, Inc.*	265	24,150
West Pharmaceutical Services, Inc.	144	11,752
Zimmer Biomet Holdings, Inc.	292	35,656

Total Health Care Equipment & Supplies		1,067,374
Health Care Providers & Services – 3.1%
Aetna, Inc.	1,081	137,881
AmerisourceBergen Corp.	1,005	88,942
Anthem, Inc.	876	144,873
Cardinal Health, Inc.	1,164	94,924
Centene Corp.*	206	14,680
Chemed Corp.	73	13,336
Cigna Corp.	877	128,472
DaVita, Inc.*	998	67,834
Ensign Group, Inc. (The)	201	3,779
Express Scripts Holding Co.*	2,197	144,804
HCA Holdings, Inc.*	1,810	161,072
HealthSouth Corp.	136	5,822
Henry Schein, Inc.*	172	29,235
Humana, Inc.	322	66,377
Laboratory Corp. of America Holdings*	357	51,219
Landauer, Inc.	17	829
LifePoint Health, Inc.*	36	2,358
Magellan Health, Inc.*	95	6,560
McKesson Corp.	897	132,989
MEDNAX, Inc.*	254	17,622
National HealthCare Corp.	132	9,412
Owens & Minor, Inc.	602	20,829
Patterson Cos., Inc.	524	23,700
Premier, Inc. Class A*	1,214	38,642
Quest Diagnostics, Inc.	405	39,767
Select Medical Holdings Corp.*	262	3,498
Tenet Healthcare Corp.*(a)	805	14,257
Triple-S Management Corp. Class B*	131	2,302
UnitedHealth Group, Inc.	2,614	428,722
Universal Health Services, Inc. Class B	229	28,499
VCA, Inc.*	178	16,287
WellCare Health Plans, Inc.*	38	5,328

Total Health Care Providers & Services		1,944,851
Health Care Technology – 0.1%
Computer Programs & Systems, Inc.(a)	663	18,564
HealthStream, Inc.*	91	2,205
HMS Holdings Corp.*	141	2,866
Inovalon Holdings, Inc. Class A*(a)	873	11,000
Medidata Solutions, Inc.*	94	5,423
Veeva Systems, Inc. Class A*	144	7,384

Total Health Care Technology		47,442
Hotels, Restaurants & Leisure – 1.8%
Aramark	283	10,434
BJ’s Restaurants, Inc.*	411	16,604
Bloomin’ Brands, Inc.	382	7,537
Bob Evans Farms, Inc.	110	7,136
Brinker International, Inc.	129	5,671
Buffalo Wild Wings, Inc.*	28	4,277
Caesars Acquisition Co. Class A*	2,291	35,281
Cheesecake Factory, Inc. (The)	78	4,942
Chipotle Mexican Grill, Inc.*	13	5,792
Choice Hotels International, Inc.	258	16,151
Churchill Downs, Inc.	70	11,120
Chuy’s Holdings, Inc.*	208	6,198
Cracker Barrel Old Country Store, Inc.(a)	40	6,370
Darden Restaurants, Inc.	97	8,116
Del Frisco’s Restaurant Group, Inc.*	226	4,079
DineEquity, Inc.	44	2,394
Domino’s Pizza, Inc.	97	17,877
Dunkin’ Brands Group, Inc.	22	1,203
Fogo De Chao, Inc.*	1,018	16,543
Habit Restaurants, Inc. (The) Class A*	1,011	17,895
Hilton Grand Vacations, Inc.*	362	10,375
Hilton Worldwide Holdings, Inc.	1,208	70,620
Hyatt Hotels Corp. Class A*	177	9,554
ILG, Inc.	241	5,051
International Speedway Corp. Class A	71	2,623
J Alexander’s Holdings, Inc.*	974	9,789
Jack in the Box, Inc.	95	9,663
Las Vegas Sands Corp.	546	31,160
Marriott International, Inc. Class A	1,081	101,809
McDonald’s Corp.	2,167	280,865
MGM Resorts International	1,688	46,251
Panera Bread Co. Class A*	44	11,522
Papa John’s International, Inc.	41	3,282
Penn National Gaming, Inc.*	1,455	26,816
Red Robin Gourmet Burgers, Inc.*	228	13,327
Ruth’s Hospitality Group, Inc.	174	3,489
Shake Shack, Inc. Class A*(a)	263	8,784
Six Flags Entertainment Corp.	172	10,232
Sonic Corp.	175	4,438
Starbucks Corp.	2,615	152,690
Texas Roadhouse, Inc.	129	5,744
Vail Resorts, Inc.	24	4,606
Wendy’s Co. (The)	637	8,670
Wyndham Worldwide Corp.	265	22,337
Yum! Brands, Inc.	1,106	70,673

Total Hotels, Restaurants & Leisure		1,129,990
Household Durables – 0.6%
Cavco Industries, Inc.*	82	9,545
D.R. Horton, Inc.	1,661	55,328
Ethan Allen Interiors, Inc.	90	2,758
iRobot Corp.*	88	5,820

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	93

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2017

Investments	Shares	Value
La-Z-Boy, Inc.	144	$3,888
Leggett & Platt, Inc.	258	12,982
Lennar Corp. Class A	1,114	57,026
Libbey, Inc.	579	8,442
Lifetime Brands, Inc.	256	5,146
M/I Homes, Inc.*	302	7,399
MDC Holdings, Inc.	236	7,092
Mohawk Industries, Inc.*	157	36,030
Newell Brands, Inc.	836	39,434
NVR, Inc.*	17	35,817
PulteGroup, Inc.	393	9,255
Tempur Sealy International, Inc.*(a)	163	7,573
TopBuild Corp.*	157	7,379
TRI Pointe Group, Inc.*	1,974	24,754
Whirlpool Corp.	255	43,689
William Lyon Homes Class A*	397	8,186

Total Household Durables		387,543
Household Products – 1.3%
Church & Dwight Co., Inc.	476	23,738
Clorox Co. (The)	376	50,696
Colgate-Palmolive Co.	562	41,133
Kimberly-Clark Corp.	961	126,497
Oil-Dri Corp. of America	67	2,497
Procter & Gamble Co. (The)	6,334	569,110
Spectrum Brands Holdings, Inc.	119	16,542
WD-40 Co.	38	4,140

Total Household Products		834,353
Independent Power & Renewable Electricity Producers – 0.0%
AES Corp.	1,476	16,502
Ormat Technologies, Inc.	127	7,249

Total Independent Power & Renewable Electricity Producers		23,751
Industrial Conglomerates – 1.6%
3M Co.	1,436	274,750
Carlisle Cos., Inc.	164	17,451
General Electric Co.	13,832	412,194
Honeywell International, Inc.	2,190	273,465
Raven Industries, Inc.	58	1,685
Roper Technologies, Inc.	251	51,829

Total Industrial Conglomerates		1,031,374
Insurance – 3.2%
Aflac, Inc.	1,966	142,378
Alleghany Corp.*	57	35,036
Allstate Corp. (The)	1,506	122,724
American Financial Group, Inc.	292	27,863
American International Group, Inc.	1,228	76,664
American National Insurance Co.	93	10,977
AMERISAFE, Inc.	106	6,879
AmTrust Financial Services, Inc.	539	9,950
Arthur J. Gallagher & Co.	378	21,372
Assurant, Inc.	346	33,102
Brown & Brown, Inc.	322	13,434
Cincinnati Financial Corp.	358	25,873
CNO Financial Group, Inc.	911	18,675
Employers Holdings, Inc.	217	8,235
FBL Financial Group, Inc. Class A	163	10,668
Fidelity & Guaranty Life(a)	311	8,646
First American Financial Corp.	395	15,516
Hanover Insurance Group, Inc. (The)	149	13,419
Hartford Financial Services Group, Inc. (The)	1,651	79,364
Horace Mann Educators Corp.	262	10,755
Infinity Property & Casualty Corp.	56	5,348
Lincoln National Corp.	1,072	70,162
Loews Corp.	1,109	51,868
Markel Corp.*	17	16,590
Marsh & McLennan Cos., Inc.	1,211	89,481
Mercury General Corp.	120	7,319
MetLife, Inc.	4,523	238,905
National General Holdings Corp.	298	7,080
National Western Life Group, Inc. Class A	22	6,691
Navigators Group, Inc. (The)	73	3,964
Old Republic International Corp.	877	17,961
Primerica, Inc.	260	21,372
Principal Financial Group, Inc.	1,399	88,291
ProAssurance Corp.	220	13,255
Progressive Corp. (The)	1,892	74,129
Prudential Financial, Inc.	2,052	218,907
Reinsurance Group of America, Inc.	292	37,078
RLI Corp.	170	10,203
Selective Insurance Group, Inc.	181	8,534
Stewart Information Services Corp.	142	6,274
Torchmark Corp.	459	35,361
Travelers Cos., Inc. (The)	1,601	192,984
United Fire Group, Inc.	108	4,619
Universal Insurance Holdings, Inc.	217	5,316
Unum Group	937	43,936
W.R. Berkley Corp.	412	29,100

Total Insurance		1,996,258
Internet & Catalog Retail – 0.6%
Amazon.com, Inc.*	141	125,002
Expedia, Inc.	243	30,659
Netflix, Inc.*	185	27,345
PetMed Express, Inc.	420	8,459
Priceline Group, Inc. (The)*	98	174,437
TripAdvisor, Inc.*	40	1,727

Total Internet & Catalog Retail		367,629
Internet Software & Services – 2.9%
Akamai Technologies, Inc.*	192	11,462
Alphabet, Inc. Class A*	1,298	1,100,444
CoStar Group, Inc.*	52	10,775
eBay, Inc.*	3,397	114,037
Facebook, Inc. Class A*	3,388	481,265
IAC/InterActiveCorp*	157	11,574
j2 Global, Inc.	105	8,811
LogMeIn, Inc.	65	6,338
Reis, Inc.	405	7,250
SPS Commerce, Inc.*	35	2,047

See Notes to Financial Statements.

94	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2017

Investments	Shares	Value
Stamps.com, Inc.*	74	$8,758
TechTarget, Inc.*	656	5,924
VeriSign, Inc.*(a)	457	39,809
Web.com Group, Inc.*	712	13,742

Total Internet Software & Services		1,822,236
IT Services – 3.4%
Alliance Data Systems Corp.	37	9,213
Automatic Data Processing, Inc.	877	89,796
Blackhawk Network Holdings, Inc.*	183	7,430
Booz Allen Hamilton Holding Corp.	488	17,270
Broadridge Financial Solutions, Inc.	297	20,181
CACI International, Inc. Class A*	114	13,372
Cognizant Technology Solutions Corp. Class A*	1,662	98,922
Computer Sciences Corp.	547	37,748
Convergys Corp.	264	5,584
CoreLogic, Inc.*	194	7,900
CSG Systems International, Inc.	149	5,634
DST Systems, Inc.	185	22,662
EPAM Systems, Inc.*	150	11,328
Euronet Worldwide, Inc.*	151	12,914
ExlService Holdings, Inc.*	222	10,514
Fidelity National Information Services, Inc.	442	35,192
Fiserv, Inc.*	477	55,003
FleetCor Technologies, Inc.*	134	20,292
Gartner, Inc.*	138	14,903
Global Payments, Inc.	396	31,949
Hackett Group, Inc. (The)	157	3,060
International Business Machines Corp.	3,858	671,832
Jack Henry & Associates, Inc.	190	17,689
Leidos Holdings, Inc.	150	7,671
ManTech International Corp. Class A	88	3,047
MasterCard, Inc. Class A	2,138	240,461
MAXIMUS, Inc.	157	9,765
NeuStar, Inc. Class A*	658	21,813
Paychex, Inc.	667	39,286
PayPal Holdings, Inc.*	1,876	80,706
Sabre Corp.	443	9,387
Science Applications International Corp.	137	10,193
Sykes Enterprises, Inc.*	425	12,495
TeleTech Holdings, Inc.	260	7,696
Total System Services, Inc.	450	24,057
Vantiv, Inc. Class A*	82	5,258
Visa, Inc. Class A	4,203	373,521
Western Union Co. (The)	2,405	48,942
WEX, Inc.*	69	7,141

Total IT Services		2,121,827
Leisure Products – 0.2%
American Outdoor Brands Corp.*(a)	494	9,786
Brunswick Corp.	789	48,287
Hasbro, Inc.	347	34,637
Mattel, Inc.	248	6,351
Polaris Industries, Inc.(a)	187	15,671
Sturm Ruger & Co., Inc.(a)	154	8,247
Vista Outdoor, Inc.*	614	12,642

Total Leisure Products		135,621
Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	600	31,722
Bio-Rad Laboratories, Inc. Class A*	65	12,957
Bio-Techne Corp.	72	7,319
Bruker Corp.	405	9,449
Cambrex Corp.*	112	6,166
Charles River Laboratories International, Inc.*	84	7,556
Mettler-Toledo International, Inc.*	48	22,988
PAREXEL International Corp.*	202	12,748
PerkinElmer, Inc.	257	14,921
Quintiles IMS Holdings, Inc.*	484	38,976
Thermo Fisher Scientific, Inc.	751	115,353
VWR Corp.*	410	11,562
Waters Corp.*	219	34,232

Total Life Sciences Tools & Services		325,949
Machinery – 1.9%
AGCO Corp.	552	33,219
Allison Transmission Holdings, Inc.	780	28,127
Astec Industries, Inc.	80	4,920
Barnes Group, Inc.	149	7,650
Briggs & Stratton Corp.	322	7,229
Caterpillar, Inc.	1,098	101,850
Cummins, Inc.	797	120,506
Deere & Co.	1,211	131,829
Donaldson Co., Inc.	83	3,778
Dover Corp.	327	26,274
ESCO Technologies, Inc.	140	8,134
Federal Signal Corp.	202	2,790
Flowserve Corp.	164	7,941
Fortive Corp.	723	43,539
Franklin Electric Co., Inc.	96	4,133
Global Brass & Copper Holdings, Inc.	188	6,467
Graco, Inc.	134	12,615
Hillenbrand, Inc.	204	7,313
Hyster-Yale Materials Handling, Inc.	81	4,568
IDEX Corp.	177	16,551
Illinois Tool Works, Inc.	967	128,098
ITT, Inc.	127	5,209
John Bean Technologies Corp.	87	7,652
Lincoln Electric Holdings, Inc.	158	13,724
Lindsay Corp.	24	2,115
Middleby Corp. (The)*	125	17,056
Mueller Industries, Inc.	202	6,914
Nordson Corp.	151	18,549
Oshkosh Corp.	434	29,768
PACCAR, Inc.	1,332	89,510
Parker-Hannifin Corp.	473	75,831
RBC Bearings, Inc.*	52	5,049
Rexnord Corp.*	7	162
Snap-on, Inc.	167	28,168
Standex International Corp.	39	3,906
Stanley Black & Decker, Inc.	332	44,113

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	95

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2017

Investments	Shares	Value
Terex Corp.	427	$13,408
Timken Co. (The)	399	18,035
Toro Co. (The)	304	18,988
Trinity Industries, Inc.	580	15,399
Wabash National Corp.	423	8,752
WABCO Holdings, Inc.*	190	22,310
Wabtec Corp.	250	19,500
Welbilt, Inc.*	202	3,965
Woodward, Inc.	128	8,694
Xylem, Inc.	498	25,010

Total Machinery		1,209,318
Marine – 0.0%
Kirby Corp.*	142	10,018
Matson, Inc.	49	1,556

Total Marine		11,574
Media – 3.7%
AMC Entertainment Holdings, Inc. Class A	213	6,699
Cable One, Inc.	7	4,371
CBS Corp. Class B Non-Voting Shares	1,645	114,097
Charter Communications, Inc. Class A*	509	166,606
Cinemark Holdings, Inc.	343	15,209
Comcast Corp. Class A	13,732	516,186
Discovery Communications, Inc. Class A*	140	4,073
DISH Network Corp. Class A*	683	43,364
Entercom Communications Corp. Class A	410	5,863
Entravision Communications Corp. Class A	1,288	7,986
Gannett Co., Inc.	659	5,522
Interpublic Group of Cos., Inc. (The)	1,130	27,764
John Wiley & Sons, Inc. Class A	117	6,295
Liberty Broadband Corp. Class C*	468	40,435
Loral Space & Communications, Inc.*	385	15,169
Meredith Corp.	164	10,594
MSG Networks, Inc. Class A*	928	21,669
New York Times Co. (The) Class A	259	3,730
Nexstar Media Group, Inc. Class A	113	7,927
Omnicom Group, Inc.	655	56,468
Regal Entertainment Group Class A	390	8,806
Scholastic Corp.	139	5,917
Scripps Networks Interactive, Inc. Class A	177	13,871
Sinclair Broadcast Group, Inc. Class A	234	9,477
Sirius XM Holdings, Inc.(a)	6,688	34,443
TEGNA, Inc.	229	5,867
Time Warner, Inc.	2,645	258,443
Tribune Media Co. Class A	45	1,677
Twenty-First Century Fox, Inc. Class A	7,161	231,945
Viacom, Inc. Class B	1,374	64,056
Walt Disney Co. (The)	5,150	583,958

Total Media		2,298,487
Metals & Mining – 0.2%
Commercial Metals Co.	605	11,574
Haynes International, Inc.	37	1,410
Materion Corp.	77	2,583
Nucor Corp.	870	51,956
Reliance Steel & Aluminum Co.	296	23,686
Steel Dynamics, Inc.	547	19,014
Worthington Industries, Inc.	232	10,461

Total Metals & Mining		120,684
Multi-Utilities – 0.9%
Ameren Corp.	786	42,908
Avista Corp.	151	5,896
Black Hills Corp.	65	4,320
CMS Energy Corp.	721	32,257
Consolidated Edison, Inc.	1,052	81,698
Dominion Resources, Inc.	1,189	92,231
DTE Energy Co.	482	49,217
MDU Resources Group, Inc.	480	13,138
NiSource, Inc.	719	17,105
NorthWestern Corp.	118	6,927
Public Service Enterprise Group, Inc.	1,597	70,827
SCANA Corp.	474	30,976
Sempra Energy	769	84,974
Vectren Corp.	178	10,433
WEC Energy Group, Inc.	847	51,354

Total Multi-Utilities		594,261
Multiline Retail – 0.5%
Big Lots, Inc.	219	10,661
Dollar General Corp.	782	54,529
Dollar Tree, Inc.*	457	35,856
Kohl’s Corp.	553	22,015
Macy’s, Inc.	911	27,002
Nordstrom, Inc.(a)	375	17,464
Target Corp.	2,460	135,767

Total Multiline Retail		303,294
Oil, Gas & Consumable Fuels – 1.5%
Exxon Mobil Corp.	5,049	414,069
Kinder Morgan, Inc.	3,264	70,959
Marathon Petroleum Corp.	1,651	83,442
ONEOK, Inc.	807	44,740
Phillips 66	1,944	154,004
Tesoro Corp.	388	31,451
Valero Energy Corp.	2,563	169,901

Total Oil, Gas & Consumable Fuels		968,566
Paper & Forest Products – 0.0%
Boise Cascade Co.*	288	7,689
Clearwater Paper Corp.*	48	2,688
KapStone Paper and Packaging Corp.	156	3,604

Total Paper & Forest Products		13,981
Personal Products – 0.2%
Coty, Inc. Class A	1	18
Edgewell Personal Care Co.*	183	13,385
Estee Lauder Cos., Inc. (The) Class A	879	74,530
Inter Parfums, Inc.	219	8,004
Medifast, Inc.	142	6,300
Nu Skin Enterprises, Inc. Class A	231	12,830
Revlon, Inc. Class A*	288	8,021

See Notes to Financial Statements.

96	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2017

Investments	Shares	Value
USANA Health Sciences, Inc.*	116	$6,682

Total Personal Products		129,770
Pharmaceuticals – 3.5%
Akorn, Inc.*	907	21,840
Bristol-Myers Squibb Co.	3,591	195,279
Catalent, Inc.*	400	11,328
Eli Lilly & Co.	2,109	177,388
Johnson & Johnson	8,129	1,012,467
Merck & Co., Inc.	5,161	327,930
Pfizer, Inc.	12,063	412,675
Prestige Brands Holdings, Inc.*	157	8,723
Zoetis, Inc.	772	41,202

Total Pharmaceuticals		2,208,832
Professional Services – 0.2%
CBIZ, Inc.*	510	6,911
CEB, Inc.	25	1,965
Dun & Bradstreet Corp. (The)	131	14,140
Equifax, Inc.	217	29,673
FTI Consulting, Inc.*	52	2,141
Insperity, Inc.	113	10,017
Kelly Services, Inc. Class A	141	3,082
Korn/Ferry International	139	4,377
ManpowerGroup, Inc.	309	31,694
Navigant Consulting, Inc.*	274	6,264
On Assignment, Inc.*	142	6,891
Robert Half International, Inc.	254	12,403
TriNet Group, Inc.*	92	2,659
Verisk Analytics, Inc.*	254	20,610
WageWorks, Inc.*	38	2,747

Total Professional Services		155,574
Real Estate Management & Development – 0.1%
CBRE Group, Inc. Class A*	1,342	46,688
HFF, Inc. Class A	67	1,854
Howard Hughes Corp. (The)*	133	15,594

Total Real Estate Management & Development		64,136
Road & Rail – 1.1%
AMERCO	67	25,540
ArcBest Corp.	114	2,964
CSX Corp.	3,449	160,551
Genesee & Wyoming, Inc. Class A*	111	7,532
Heartland Express, Inc.	135	2,707
JB Hunt Transport Services, Inc.	224	20,550
Kansas City Southern	79	6,775
Knight Transportation, Inc.	245	7,681
Landstar System, Inc.	189	16,188
Norfolk Southern Corp.	956	107,043
Old Dominion Freight Line, Inc.	274	23,446
Ryder System, Inc.	156	11,769
Saia, Inc.*	47	2,082
Swift Transportation Co.*(a)	1,078	22,142
Union Pacific Corp.	2,393	253,467
Werner Enterprises, Inc.	232	6,078
YRC Worldwide, Inc.*	119	1,310

Total Road & Rail		677,825
Semiconductors & Semiconductor Equipment – 2.7%
Amkor Technology, Inc.*	1,209	14,012
Analog Devices, Inc.	668	54,743
Applied Materials, Inc.	3,185	123,897
Cabot Microelectronics Corp.	39	2,988
Cirrus Logic, Inc.*	328	19,906
Cohu, Inc.	503	9,285
Entegris, Inc.*	413	9,664
Integrated Device Technology, Inc.*	518	12,261
Intel Corp.	16,200	584,334
KLA-Tencor Corp.	575	54,665
Lam Research Corp.	398	51,087
Maxim Integrated Products, Inc.	879	39,520
Microchip Technology, Inc.	457	33,718
MKS Instruments, Inc.	158	10,863
NVIDIA Corp.	737	80,282
ON Semiconductor Corp.*	911	14,111
QUALCOMM, Inc.	3,853	220,931
Silicon Laboratories, Inc.*	42	3,089
Skyworks Solutions, Inc.	716	70,154
Teradyne, Inc.	621	19,313
Texas Instruments, Inc.	2,565	206,636
Xilinx, Inc.	717	41,507
Xperi Corp.	82	2,784

Total Semiconductors & Semiconductor Equipment		1,679,750
Software – 3.4%
ACI Worldwide, Inc.*	690	14,759
Activision Blizzard, Inc.	1,610	80,275
Adobe Systems, Inc.*	443	57,648
American Software, Inc. Class A	1,011	10,393
ANSYS, Inc.*	256	27,359
Aspen Technology, Inc.*	170	10,016
CA, Inc.	1,252	39,713
Cadence Design Systems, Inc.*	286	8,980
Citrix Systems, Inc.*	381	31,772
Ebix, Inc.(a)	336	20,580
Electronic Arts, Inc.*	749	67,050
Fair Isaac Corp.	99	12,766
Fortinet, Inc.*	268	10,278
Intuit, Inc.	417	48,368
Manhattan Associates, Inc.*	292	15,199
Microsoft Corp.	14,997	987,702
MicroStrategy, Inc. Class A*	37	6,949
Oracle Corp.	11,860	529,075
Progress Software Corp.	180	5,229
Red Hat, Inc.*	240	20,760
salesforce.com, Inc.*	229	18,890
SS&C Technologies Holdings, Inc.	393	13,912
Synopsys, Inc.*	271	19,547
Tyler Technologies, Inc.*	66	10,201
VMware, Inc. Class A*(a)	789	72,698

Total Software		2,140,119

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	97

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2017

Investments	Shares	Value
Specialty Retail – 2.6%
Aaron’s, Inc.	226	$6,721
Advance Auto Parts, Inc.	131	19,422
American Eagle Outfitters, Inc.	990	13,890
Asbury Automotive Group, Inc.*	39	2,344
AutoNation, Inc.*	645	27,277
AutoZone, Inc.*	86	62,182
Bed Bath & Beyond, Inc.	1,202	47,431
Best Buy Co., Inc.	1,391	68,368
Cabela’s, Inc.*	83	4,408
Caleres, Inc.	96	2,536
CarMax, Inc.*	542	32,097
Cato Corp. (The) Class A	69	1,515
Chico’s FAS, Inc.	471	6,688
Children’s Place, Inc. (The)	66	7,923
CST Brands, Inc.	291	13,994
Dick’s Sporting Goods, Inc.	506	24,622
DSW, Inc. Class A	495	10,237
Five Below, Inc.*	114	4,937
Foot Locker, Inc.	434	32,468
Francesca’s Holdings Corp.*	429	6,585
GameStop Corp. Class A	1,046	23,587
Gap, Inc. (The)	1,545	37,528
Group 1 Automotive, Inc.	69	5,112
Hibbett Sports, Inc.*	146	4,307
Home Depot, Inc. (The)	3,154	463,102
L Brands, Inc.	1,096	51,622
Lithia Motors, Inc. Class A	81	6,938
Lowe’s Cos., Inc.	1,814	149,129
Michaels Cos., Inc. (The)*	682	15,270
Monro Muffler Brake, Inc.	133	6,929
Murphy USA, Inc.*	151	11,087
O’Reilly Automotive, Inc.*	187	50,460
Office Depot, Inc.	7,020	32,748
Penske Automotive Group, Inc.	306	14,324
RH*(a)	466	21,557
Ross Stores, Inc.	907	59,744
Sally Beauty Holdings, Inc.*	226	4,620
Select Comfort Corp.*	97	2,405
Shoe Carnival, Inc.	172	4,226
Tiffany & Co.	198	18,869
TJX Cos., Inc. (The)	1,803	142,581
Tractor Supply Co.	331	22,829
Ulta Salon Cosmetics & Fragrance, Inc.*	91	25,956
Vitamin Shoppe, Inc.*	489	9,853
Williams-Sonoma, Inc.	332	17,802
Winmark Corp.	37	4,181
Zumiez, Inc.*	116	2,123

Total Specialty Retail		1,604,534
Technology Hardware, Storage & Peripherals – 5.8%
Apple, Inc.	22,504	3,232,925
Electronics For Imaging, Inc.*	259	12,647
Hewlett Packard Enterprise Co.	5,938	140,730
HP, Inc.	11,686	208,946
NCR Corp.*	265	12,105
NetApp, Inc.	182	7,617

Total Technology Hardware, Storage & Peripherals		3,614,970
Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.	134	12,033
Coach, Inc.	95	3,926
Columbia Sportswear Co.	102	5,992
Deckers Outdoor Corp.*	77	4,599
G-III Apparel Group Ltd.*	255	5,582
Hanesbrands, Inc.	1,372	28,483
Iconix Brand Group, Inc.*	187	1,406
NIKE, Inc. Class B	4,378	243,986
PVH Corp.	212	21,936
Skechers U.S.A., Inc. Class A*	118	3,239
Steven Madden Ltd.*	202	7,787
Under Armour, Inc. Class A*(a)	488	9,653
Vera Bradley, Inc.*	835	7,774
VF Corp.	1,416	77,838
Wolverine World Wide, Inc.	58	1,448

Total Textiles, Apparel & Luxury Goods		435,682
Thrifts & Mortgage Finance – 0.3%
Astoria Financial Corp.	232	4,758
BofI Holding, Inc.*(a)	279	7,290
Capitol Federal Financial, Inc.	107	1,565
Dime Community Bancshares, Inc.	72	1,462
EverBank Financial Corp.	322	6,273
Flagstar Bancorp, Inc.*	292	8,232
HomeStreet, Inc.*	188	5,255
MGIC Investment Corp.*	5,546	56,181
Northwest Bancshares, Inc.	366	6,163
PennyMac Financial Services, Inc. Class A*	127	2,165
Provident Financial Services, Inc.	233	6,023
Radian Group, Inc.	1,644	29,526
Territorial Bancorp, Inc.	157	4,894
TFS Financial Corp.	195	3,241
Walker & Dunlop, Inc.*	276	11,507
Washington Federal, Inc.	394	13,041
WSFS Financial Corp.	135	6,203

Total Thrifts & Mortgage Finance		173,779
Tobacco – 1.8%
Altria Group, Inc.	4,553	325,175
Philip Morris International, Inc.	4,116	464,696
Reynolds American, Inc.	5,240	330,225
Universal Corp.	147	10,400
Vector Group Ltd.	457	9,506

Total Tobacco		1,140,002
Trading Companies & Distributors – 0.4%
Air Lease Corp.	364	14,105
Applied Industrial Technologies, Inc.	173	10,700
Beacon Roofing Supply, Inc.*	139	6,833
Fastenal Co.	493	25,390
GATX Corp.(a)	158	9,632
HD Supply Holdings, Inc.*	1,161	47,746

See Notes to Financial Statements.

98	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (concluded)

WisdomTree Total Earnings Fund (EXT)

March 31, 2017

Investments	Shares	Value
Kaman Corp.	75	$3,610
MSC Industrial Direct Co., Inc. Class A	128	13,153
Rush Enterprises, Inc. Class A*	137	4,532
United Rentals, Inc.*	350	43,768
W.W. Grainger, Inc.	69	16,060
Watsco, Inc.	69	9,879
WESCO International, Inc.*	212	14,745

Total Trading Companies & Distributors		220,153
Water Utilities – 0.1%
American States Water Co.	152	6,734
American Water Works Co., Inc.	405	31,497
Aqua America, Inc.	434	13,953
California Water Service Group	297	10,647

Total Water Utilities		62,831
Wireless Telecommunication Services – 0.1%
Spok Holdings, Inc.	698	13,262
T-Mobile U.S., Inc.*	1,071	69,176
Telephone & Data Systems, Inc.	82	2,174
United States Cellular Corp.*	122	4,554

Total Wireless Telecommunication Services		89,166
Total United States		62,658,016
TOTAL COMMON STOCKS (Cost: $51,585,816)		62,688,599

	Principal Amount
CORPORATE BOND – 0.0%
United States – 0.0%
Machinery – 0.0%
Mueller Industries, Inc. 6.00%, 3/1/27 (Cost: $1,000)	$1,000	998

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(b)
(Cost: $265,616)(c)	265,616	265,616
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $51,852,432)		62,955,213
Liabilities in Excess of Cash and Other Assets – (0.3)%		(200,392)

NET ASSETS – 100.0%		$62,754,821
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(c)

At March 31, 2017, the total market value of the Fund’s securities on loan was $384,361 and the total market value of the collateral held by the Fund was $394,667. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $129,051.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	99

Schedule of Investments

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 6.6%
B/E Aerospace, Inc.	11,773	$754,767
Boeing Co. (The)	136,517	24,144,397
BWX Technologies, Inc.	6,378	303,593
General Dynamics Corp.	41,718	7,809,609
Hexcel Corp.	6,714	366,249
Huntington Ingalls Industries, Inc.	4,820	965,157
L3 Technologies, Inc.	10,722	1,772,239
Lockheed Martin Corp.	65,300	17,474,280
Northrop Grumman Corp.	21,052	5,007,008
Orbital ATK, Inc.	5,901	578,298
Raytheon Co.	46,513	7,093,232
Rockwell Collins, Inc.	14,425	1,401,533
United Technologies Corp.	157,241	17,644,013

Total Aerospace & Defense		85,314,375
Air Freight & Logistics – 1.7%
C.H. Robinson Worldwide, Inc.	25,451	1,967,108
Expeditors International of Washington, Inc.	20,753	1,172,337
FedEx Corp.	17,142	3,345,261
United Parcel Service, Inc. Class B	142,788	15,321,152

Total Air Freight & Logistics		21,805,858
Airlines – 0.2%
Southwest Airlines Co.	38,721	2,081,641
Auto Components – 0.2%
BorgWarner, Inc.	22,288	931,416
Gentex Corp.	42,984	916,849
Lear Corp.	4,811	681,141

Total Auto Components		2,529,406
Automobiles – 0.2%
Harley-Davidson, Inc.	32,777	1,983,008
Thor Industries, Inc.	5,681	546,115

Total Automobiles		2,529,123
Banks – 0.1%
Bank of the Ozarks, Inc.	11,787	613,042
BOK Financial Corp.	10,790	844,533

Total Banks		1,457,575
Beverages – 3.5%
Brown-Forman Corp. Class A	19,766	930,386
Brown-Forman Corp. Class B	28,166	1,300,706
Constellation Brands, Inc. Class A	14,716	2,385,022
Dr. Pepper Snapple Group, Inc.	34,508	3,379,023
PepsiCo, Inc.	331,100	37,036,846

Total Beverages		45,031,983
Biotechnology – 4.8%
AbbVie, Inc.	537,019	34,992,158
Amgen, Inc.	164,777	27,034,962

Total Biotechnology		62,027,120
Building Products – 0.2%
A.O. Smith Corp.	11,694	598,265
Fortune Brands Home & Security, Inc.	13,440	817,824
Lennox International, Inc.	3,904	653,139

Total Building Products		2,069,228
Capital Markets – 2.8%
BlackRock, Inc.	30,397	11,657,553
CBOE Holdings, Inc.	8,564	694,284
Charles Schwab Corp. (The)	74,990	3,060,342
Eaton Vance Corp.	24,164	1,086,413
FactSet Research Systems, Inc.	3,732	615,444
Federated Investors, Inc. Class B	27,661	728,591
Franklin Resources, Inc.	78,672	3,315,238
LPL Financial Holdings, Inc.	19,207	765,015
MarketAxess Holdings, Inc.	2,105	394,666
Morningstar, Inc.	3,830	301,038
MSCI, Inc.	10,071	978,801
Nasdaq, Inc.	24,236	1,683,190
Raymond James Financial, Inc.	13,914	1,061,082
S&P Global, Inc.	25,781	3,370,608
SEI Investments Co.	13,083	659,907
T. Rowe Price Group, Inc.	54,395	3,707,019
TD Ameritrade Holding Corp.	69,642	2,706,288

Total Capital Markets		36,785,479
Chemicals – 3.5%
Albemarle Corp.	11,760	1,242,326
Chemours Co. (The)	5,773	222,261
E.I. du Pont de Nemours & Co.	140,236	11,265,158
Ecolab, Inc.	26,870	3,367,886
FMC Corp.	12,200	848,998
International Flavors & Fragrances, Inc.	12,857	1,703,938
Monsanto Co.	71,938	8,143,382
NewMarket Corp.	1,519	688,456
PolyOne Corp.	9,635	328,457
PPG Industries, Inc.	33,779	3,549,497
Praxair, Inc.	54,823	6,502,008
RPM International, Inc.	22,811	1,255,289
Scotts Miracle-Gro Co. (The)	10,481	978,821
Sherwin-Williams Co. (The)	9,161	2,841,651
Valspar Corp. (The)	9,281	1,029,634
W.R. Grace & Co.	4,825	336,351
Westlake Chemical Corp.	13,264	876,087

Total Chemicals		45,180,200
Commercial Services & Supplies – 0.3%
Cintas Corp.	9,189	1,162,776
Deluxe Corp.	6,673	481,590
Healthcare Services Group, Inc.	11,609	500,232
KAR Auction Services, Inc.	31,904	1,393,248
Rollins, Inc.	20,931	777,168

Total Commercial Services & Supplies		4,315,014
Communications Equipment – 2.3%
Cisco Systems, Inc.	829,979	28,053,290
Harris Corp.	11,866	1,320,330

Total Communications Equipment		29,373,620

See Notes to Financial Statements.

100	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2017

Investments	Shares	Value
Construction & Engineering – 0.0%
EMCOR Group, Inc.	2,309	$145,351
Valmont Industries, Inc.	1,884	292,962

Total Construction & Engineering		438,313
Construction Materials – 0.1%
Eagle Materials, Inc.	1,331	129,293
Martin Marietta Materials, Inc.	3,709	809,489
Vulcan Materials Co.	6,395	770,470

Total Construction Materials		1,709,252
Consumer Finance – 0.8%
American Express Co.	124,261	9,830,288
Containers & Packaging – 0.3%
AptarGroup, Inc.	8,049	619,692
Graphic Packaging Holding Co.	55,078	708,854
Packaging Corp. of America	22,158	2,030,116

Total Containers & Packaging		3,358,662
Distributors – 0.3%
Genuine Parts Co.	31,241	2,886,981
Pool Corp.	3,783	451,425

Total Distributors		3,338,406
Diversified Consumer Services – 0.1%
H&R Block, Inc.	66,049	1,535,639
Electrical Equipment – 1.2%
Acuity Brands, Inc.	777	158,508
AMETEK, Inc.	12,960	700,877
Emerson Electric Co.	170,687	10,217,324
EnerSys	3,116	245,977
Hubbell, Inc.	10,734	1,288,617
Rockwell Automation, Inc.	22,205	3,457,540

Total Electrical Equipment		16,068,843
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. Class A	14,086	1,002,501
CDW Corp.	8,940	515,927
Cognex Corp.	2,970	249,332
Corning, Inc.	98,891	2,670,057
FLIR Systems, Inc.	8,671	314,584
Littelfuse, Inc.	787	125,849

Total Electronic Equipment, Instruments & Components		4,878,250
Equity Real Estate Investment Trusts (REITs) – 0.0%
Colony NorthStar, Inc. Class A	38,739	500,120
Food & Staples Retailing – 3.2%
Casey’s General Stores, Inc.	2,236	250,991
Costco Wholesale Corp.	38,981	6,536,724
CVS Health Corp.	179,735	14,109,197
Kroger Co. (The)	103,179	3,042,749
PriceSmart, Inc.	2,104	193,989
Sysco Corp.	104,154	5,407,676
Walgreens Boots Alliance, Inc.	149,588	12,423,283

Total Food & Staples Retailing		41,964,609
Food Products – 2.8%
Campbell Soup Co.	57,738	3,304,923
General Mills, Inc.	142,553	8,412,053
Hershey Co. (The)	29,602	3,234,018
Ingredion, Inc.	9,477	1,141,315
Kellogg Co.	79,134	5,745,920
Lancaster Colony Corp.	3,765	485,083
McCormick & Co., Inc. Non-Voting Shares	18,739	1,827,989
Mondelez International, Inc. Class A	222,261	9,575,004
Snyder’s-Lance, Inc.	12,193	491,500
Tyson Foods, Inc. Class A	33,186	2,047,908

Total Food Products		36,265,713
Health Care Equipment & Supplies – 2.1%
Abbott Laboratories	340,665	15,128,933
Baxter International, Inc.	50,605	2,624,375
Becton, Dickinson and Co.	29,407	5,394,420
C.R. Bard, Inc.	2,778	690,444
Cantel Medical Corp.	639	51,184
Cooper Cos., Inc. (The)	149	29,784
DENTSPLY SIRONA, Inc.	9,179	573,137
ResMed, Inc.	23,350	1,680,499
Teleflex, Inc.	2,977	576,734
West Pharmaceutical Services, Inc.	3,669	299,427

Total Health Care Equipment & Supplies		27,048,937
Health Care Providers & Services – 2.7%
Aetna, Inc.	21,627	2,758,524
AmerisourceBergen Corp.	32,068	2,838,018
Cardinal Health, Inc.	62,363	5,085,703
Cigna Corp.	627	91,849
HealthSouth Corp.	16,738	716,554
Humana, Inc.	6,722	1,385,673
McKesson Corp.	13,701	2,031,310
UnitedHealth Group, Inc.	117,975	19,349,080
Universal Health Services, Inc. Class B	2,358	293,453

Total Health Care Providers & Services		34,550,164
Hotels, Restaurants & Leisure – 4.0%
Aramark	21,407	789,276
Cheesecake Factory, Inc. (The)	4,996	316,547
Cracker Barrel Old Country Store, Inc.(a)	5,204	828,737
Darden Restaurants, Inc.	27,860	2,331,046
McDonald’s Corp.	204,331	26,483,341
Papa John’s International, Inc.	2,298	183,932
Starbucks Corp.	197,034	11,504,815
Texas Roadhouse, Inc.	8,312	370,133
Wendy’s Co. (The)	37,519	510,634
Wyndham Worldwide Corp.	22,060	1,859,437
Yum! Brands, Inc.	91,824	5,867,554

Total Hotels, Restaurants & Leisure		51,045,452
Household Durables – 0.8%
CalAtlantic Group, Inc.	3,647	136,580
D.R. Horton, Inc.	41,367	1,377,935
Leggett & Platt, Inc.	28,511	1,434,673
Lennar Corp. Class A	5,286	270,590

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	101

Schedule of Investments (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2017

Investments	Shares	Value
Newell Brands, Inc.	63,352	$2,988,314
PulteGroup, Inc.	47,623	1,121,522
Tupperware Brands Corp.	19,161	1,201,778
Whirlpool Corp.	13,681	2,343,966

Total Household Durables		10,875,358
Household Products – 0.5%
Church & Dwight Co., Inc.	32,653	1,628,405
Clorox Co. (The)	28,444	3,835,104
Spectrum Brands Holdings, Inc.	5,686	790,411

Total Household Products		6,253,920
Industrial Conglomerates – 3.2%
3M Co.	118,896	22,748,372
Carlisle Cos., Inc.	6,304	670,808
Honeywell International, Inc.	138,452	17,288,501
Roper Technologies, Inc.	6,032	1,245,548

Total Industrial Conglomerates		41,953,229
Insurance – 1.0%
AmTrust Financial Services, Inc.	32,245	595,243
Erie Indemnity Co. Class A	9,190	1,127,613
Marsh & McLennan Cos., Inc.	80,309	5,934,032
Primerica, Inc.	3,174	260,903
Progressive Corp. (The)	119,791	4,693,411

Total Insurance		12,611,202
Internet & Catalog Retail – 0.1%
Expedia, Inc.	9,142	1,153,446
Internet Software & Services – 0.0%
j2 Global, Inc.	3,567	299,307
IT Services – 4.1%
Alliance Data Systems Corp.	2,364	588,636
Automatic Data Processing, Inc.	50,078	5,127,486
Booz Allen Hamilton Holding Corp.	11,517	407,587
Broadridge Financial Solutions, Inc.	11,663	792,501
Computer Sciences Corp.	5,998	413,922
DST Systems, Inc.	2,028	248,430
Fidelity National Information Services, Inc.	21,857	1,740,254
Global Payments, Inc.	659	53,168
International Business Machines Corp.	152,652	26,582,819
Jack Henry & Associates, Inc.	4,918	457,866
Leidos Holdings, Inc.	17,221	880,682
MasterCard, Inc. Class A	37,052	4,167,239
MAXIMUS, Inc.	727	45,219
Paychex, Inc.	53,345	3,142,021
Total System Services, Inc.	6,703	358,342
Visa, Inc. Class A	74,272	6,600,553
Western Union Co. (The)	67,381	1,371,203

Total IT Services		52,977,928
Leisure Products – 0.3%
Brunswick Corp.	8,050	492,660
Hasbro, Inc.	23,393	2,335,089
Polaris Industries, Inc.(a)	12,632	1,058,562

Total Leisure Products		3,886,311
Life Sciences Tools & Services – 0.2%
Bio-Techne Corp.	3,592	365,127
Thermo Fisher Scientific, Inc.	12,815	1,968,384

Total Life Sciences Tools & Services		2,333,511
Machinery – 2.4%
Allison Transmission Holdings, Inc.	22,799	822,132
Crane Co.	7,200	538,776
Deere & Co.	57,543	6,264,131
Donaldson Co., Inc.	16,805	764,964
Dover Corp.	28,274	2,271,816
Flowserve Corp.	15,734	761,840
Graco, Inc.	7,303	687,505
IDEX Corp.	8,941	836,073
Illinois Tool Works, Inc.	57,090	7,562,712
ITT, Inc.	8,813	361,509
Lincoln Electric Holdings, Inc.	9,329	810,317
Nordson Corp.	4,618	567,275
Parker-Hannifin Corp.	18,890	3,028,445
Stanley Black & Decker, Inc.	23,213	3,084,311
Toro Co. (The)	9,570	597,742
Trinity Industries, Inc.	19,454	516,504
Wabtec Corp.	3,464	270,192
Woodward, Inc.	2,716	184,471
Xylem, Inc.	16,933	850,375

Total Machinery		30,781,090
Media – 5.0%
CBS Corp. Class B Non-Voting Shares	36,186	2,509,861
Cinemark Holdings, Inc.	24,948	1,106,194
Comcast Corp. Class A	599,754	22,544,753
Scripps Networks Interactive, Inc. Class A	11,097	869,672
Time Warner, Inc.	103,494	10,112,399
Twenty-First Century Fox, Inc. Class A	106,869	3,461,487
Twenty-First Century Fox, Inc. Class B	81,573	2,592,390
Walt Disney Co. (The)	188,072	21,325,484

Total Media		64,522,240
Metals & Mining – 0.1%
Steel Dynamics, Inc.	28,603	994,240
Worthington Industries, Inc.	6,070	273,697

Total Metals & Mining		1,267,937
Multiline Retail – 0.3%
Dollar General Corp.	29,031	2,024,332
Nordstrom, Inc.(a)	34,074	1,586,826

Total Multiline Retail		3,611,158
Oil, Gas & Consumable Fuels – 0.4%
Western Refining, Inc.	32,945	1,155,381
Williams Cos., Inc. (The)	158,299	4,684,068

Total Oil, Gas & Consumable Fuels		5,839,449
Personal Products – 0.2%
Estee Lauder Cos., Inc. (The) Class A	30,006	2,544,209
Nu Skin Enterprises, Inc. Class A	12,052	669,368

Total Personal Products		3,213,577

See Notes to Financial Statements.

102	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2017

Investments	Shares	Value
Pharmaceuticals – 9.3%
Bristol-Myers Squibb Co.	353,362	$19,215,826
Eli Lilly & Co.	263,667	22,177,031
Johnson & Johnson	614,802	76,573,589
Zoetis, Inc.	28,428	1,517,202

Total Pharmaceuticals		119,483,648
Professional Services – 0.2%
Equifax, Inc.	10,686	1,461,203
Robert Half International, Inc.	18,313	894,224

Total Professional Services		2,355,427
Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.	2,123	236,609
Realogy Holdings Corp.	15,527	462,549

Total Real Estate Management & Development		699,158
Road & Rail – 1.9%
JB Hunt Transport Services, Inc.	8,207	752,910
Kansas City Southern	13,383	1,147,726
Knight Transportation, Inc.	3,692	115,744
Landstar System, Inc.	1,493	127,876
Norfolk Southern Corp.	49,566	5,549,905
Ryder System, Inc.	8,814	664,928
Union Pacific Corp.	150,862	15,979,303

Total Road & Rail		24,338,392
Semiconductors & Semiconductor Equipment – 4.9%
Analog Devices, Inc.	39,492	3,236,369
Applied Materials, Inc.	63,489	2,469,722
Intel Corp.	658,656	23,757,722
KLA-Tencor Corp.	20,752	1,972,893
Lam Research Corp.	13,522	1,735,684
Microchip Technology, Inc.	23,163	1,708,966
MKS Instruments, Inc.	2,617	179,919
Monolithic Power Systems, Inc.	2,213	203,817
NVIDIA Corp.	15,948	1,737,216
QUALCOMM, Inc.	218,425	12,524,489
Skyworks Solutions, Inc.	12,836	1,257,671
Teradyne, Inc.	12,414	386,075
Texas Instruments, Inc.	132,614	10,683,384
Xilinx, Inc.	28,250	1,635,393

Total Semiconductors & Semiconductor Equipment		63,489,320
Software – 4.8%
Activision Blizzard, Inc.	24,711	1,232,090
Blackbaud, Inc.	1,532	117,458
CDK Global, Inc.	6,562	426,596
Intuit, Inc.	14,537	1,686,147
Microsoft Corp.	669,980	44,124,883
Oracle Corp.	290,610	12,964,112
Pegasystems, Inc.	900	39,465
SS&C Technologies Holdings, Inc.	7,310	258,774
Symantec Corp.	35,114	1,077,298

Total Software		61,926,823
Specialty Retail – 4.6%
Advance Auto Parts, Inc.	803	119,053
American Eagle Outfitters, Inc.	42,068	590,214
Bed Bath & Beyond, Inc.	12,229	482,556
Best Buy Co., Inc.	56,973	2,800,223
Dick’s Sporting Goods, Inc.	7,299	355,169
Foot Locker, Inc.	14,999	1,122,075
Gap, Inc. (The)	112,107	2,723,079
Home Depot, Inc. (The)	200,011	29,367,615
Lowe’s Cos., Inc.	129,556	10,650,799
Ross Stores, Inc.	25,208	1,660,451
Tiffany & Co.	20,615	1,964,609
TJX Cos., Inc. (The)	69,208	5,472,969
Tractor Supply Co.	13,011	897,369
Williams-Sonoma, Inc.	18,021	966,286

Total Specialty Retail		59,172,467
Technology Hardware, Storage & Peripherals – 4.1%
Apple, Inc.	364,369	52,345,250
Textiles, Apparel & Luxury Goods – 1.5%
Carter’s, Inc.	5,235	470,103
Coach, Inc.	78,852	3,258,953
Columbia Sportswear Co.	7,277	427,524
Hanesbrands, Inc.	57,533	1,194,385
NIKE, Inc. Class B	147,388	8,213,933
Ralph Lauren Corp.	8,075	659,082
VF Corp.	97,396	5,353,858

Total Textiles, Apparel & Luxury Goods		19,577,838
Tobacco – 5.0%
Altria Group, Inc.	569,842	40,698,116
Reynolds American, Inc.	377,804	23,809,208

Total Tobacco		64,507,324
Trading Companies & Distributors – 0.5%
Fastenal Co.	56,295	2,899,193
MSC Industrial Direct Co., Inc. Class A	6,950	714,182
W.W. Grainger, Inc.	9,578	2,229,375
Watsco, Inc.	6,330	906,329

Total Trading Companies & Distributors		6,749,079
TOTAL COMMON STOCKS (Cost: $1,157,982,684)		1,289,257,659
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(b)
(Cost: $2,159,877)(c)	2,159,877	2,159,877
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $1,160,142,561)		1,291,417,536
Liabilities in Excess of Cash and Other Assets – (0.1)%		(1,000,098)

NET ASSETS – 100.0%		$1,290,417,438
(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(c)

At March 31, 2017, the total market value of the Fund’s securities on loan was $3,075,472 and the total market value of the collateral held by the Fund was $3,149,374. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $989,497.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	103

Schedule of Investments

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 0.1%
National Presto Industries, Inc.	1,161	$118,654
Air Freight & Logistics – 0.4%
Forward Air Corp.	6,365	302,783
Park-Ohio Holdings Corp.	2,497	89,767

Total Air Freight & Logistics		392,550
Airlines – 0.7%
Allegiant Travel Co.	4,662	747,086
Auto Components – 2.8%
Cooper Tire & Rubber Co.	10,792	478,625
Dana, Inc.	32,833	634,005
LCI Industries	8,430	841,314
Metaldyne Performance Group, Inc.	20,872	476,925
Standard Motor Products, Inc.	5,317	261,278
Strattec Security Corp.	930	25,854
Tower International, Inc.	5,913	160,242

Total Auto Components		2,878,243
Automobiles – 0.2%
Winnebago Industries, Inc.	5,703	166,813
Banks – 5.4%
Access National Corp.(a)	5,281	158,536
Central Pacific Financial Corp.	14,727	449,763
CVB Financial Corp.	53,590	1,183,803
Great Southern Bancorp, Inc.	5,191	262,145
Hanmi Financial Corp.	17,305	532,129
Hope Bancorp, Inc.	70,762	1,356,508
Horizon Bancorp	7,821	205,067
Independent Bank Corp.	9,632	199,382
Lakeland Financial Corp.	9,779	421,670
Live Oak Bancshares, Inc.	3,093	66,963
Old Second Bancorp, Inc.	2,875	32,344
ServisFirst Bancshares, Inc.	5,373	195,470
United Community Banks, Inc.	17,925	496,343

Total Banks		5,560,123
Beverages – 0.2%
Coca-Cola Bottling Co. Consolidated	1,010	208,080
MGP Ingredients, Inc.(a)	688	37,310

Total Beverages		245,390
Building Products – 1.5%
AAON, Inc.	7,169	253,424
Apogee Enterprises, Inc.	4,895	291,791
Insteel Industries, Inc.	1,076	38,887
Quanex Building Products Corp.	4,480	90,720
Simpson Manufacturing Co., Inc.	12,341	531,774
Universal Forest Products, Inc.	2,973	292,959

Total Building Products		1,499,555
Capital Markets – 5.9%
Cohen & Steers, Inc.	30,590	1,222,682
Evercore Partners, Inc. Class A	17,904	1,394,722
Financial Engines, Inc.	11,025	480,139
Janus Capital Group, Inc.	134,823	1,779,663
Moelis & Co. Class A	21,020	809,270
Pzena Investment Management, Inc. Class A	4,474	44,024
Westwood Holdings Group, Inc.	5,180	276,664

Total Capital Markets		6,007,164
Chemicals – 2.1%
American Vanguard Corp.	1,479	24,551
Balchem Corp.	2,906	239,512
Calgon Carbon Corp.	13,136	191,786
Chase Corp.	1,745	166,473
FutureFuel Corp.	15,254	216,302
Hawkins, Inc.	3,948	193,452
Innospec, Inc.	5,393	349,197
Quaker Chemical Corp.	3,274	431,055
Stepan Co.	5,036	396,887

Total Chemicals		2,209,215
Commercial Services & Supplies – 8.8%
ABM Industries, Inc.	14,862	647,983
CECO Environmental Corp.	10,885	114,401
Essendant, Inc.	16,850	255,278
Herman Miller, Inc.	20,457	645,418
HNI Corp.	15,357	707,804
Interface, Inc.	14,776	281,483
Kimball International, Inc. Class B	8,876	146,454
Knoll, Inc.	18,584	442,485
Matthews International Corp. Class A	4,944	334,462
McGrath RentCorp	10,871	364,940
Mobile Mini, Inc.	19,473	593,927
MSA Safety, Inc.	12,583	889,492
Multi-Color Corp.	748	53,108
Pitney Bowes, Inc.	118,646	1,555,449
RR Donnelley & Sons Co.	38,766	469,456
Steelcase, Inc. Class A	43,926	735,761
Tetra Tech, Inc.	8,171	333,785
U.S. Ecology, Inc.	5,759	269,809
UniFirst Corp.	267	37,767
Viad Corp.	3,012	136,142
VSE Corp.	1,066	43,493

Total Commercial Services & Supplies		9,058,897
Communications Equipment – 1.8%
ADTRAN, Inc.	18,510	384,082
InterDigital, Inc.	11,512	993,486
Plantronics, Inc.	8,580	464,264

Total Communications Equipment		1,841,832
Construction & Engineering – 0.5%
Argan, Inc.	2,497	165,176
Comfort Systems USA, Inc.	5,225	191,496
Primoris Services Corp.	8,171	189,731

Total Construction & Engineering		546,403
Construction Materials – 0.1%
United States Lime & Minerals, Inc.	891	70,371

See Notes to Financial Statements.

104	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2017

Investments	Shares	Value
Consumer Finance – 1.2%
FirstCash, Inc.	18,377	$903,229
Nelnet, Inc. Class A	7,608	333,687

Total Consumer Finance		1,236,916
Containers & Packaging – 1.0%
Silgan Holdings, Inc.	17,296	1,026,691
Distributors – 0.3%
Core-Mark Holding Co., Inc.	7,731	241,130
Weyco Group, Inc.	3,846	107,996

Total Distributors		349,126
Diversified Consumer Services – 0.5%
Capella Education Co.	3,723	316,548
Carriage Services, Inc.	2,234	60,586
Liberty Tax, Inc.	11,917	169,817

Total Diversified Consumer Services		546,951
Diversified Financial Services – 0.2%
A-Mark Precious Metals, Inc.	2,640	45,091
Marlin Business Services Corp.	5,339	137,479

Total Diversified Financial Services		182,570
Diversified Telecommunication Services – 0.7%
ATN International, Inc.	6,648	468,152
IDT Corp. Class B	19,639	249,808

Total Diversified Telecommunication Services		717,960
Electric Utilities – 1.2%
MGE Energy, Inc.	15,732	1,022,580
Spark Energy, Inc. Class A(a)	7,999	255,568

Total Electric Utilities		1,278,148
Electrical Equipment – 0.5%
Allied Motion Technologies, Inc.	747	15,015
AZZ, Inc.	4,756	282,982
Encore Wire Corp.	625	28,750
Powell Industries, Inc.	5,152	177,435

Total Electrical Equipment		504,182
Electronic Equipment, Instruments & Components – 2.0%
Badger Meter, Inc.	8,211	301,754
Dolby Laboratories, Inc. Class A	16,246	851,453
Mesa Laboratories, Inc.	424	52,025
Methode Electronics, Inc.	7,414	338,078
MTS Systems Corp.	8,376	461,099

Total Electronic Equipment, Instruments & Components		2,004,409
Energy Equipment & Services – 1.2%
Oceaneering International, Inc.	46,505	1,259,355
Equity Real Estate Investment Trusts (REITs) – 2.5%
Alexander’s, Inc.	2,254	973,412
Getty Realty Corp.	36,191	914,547
Urstadt Biddle Properties, Inc. Class A	31,660	650,930

Total Equity Real Estate Investment Trusts (REITs)		2,538,889
Food Products – 2.3%
Alico, Inc.	1,611	42,530
Dean Foods Co.	37,123	729,838
J&J Snack Foods Corp.	5,134	695,965
Sanderson Farms, Inc.	5,745	596,561
Tootsie Roll Industries, Inc.(a)	8,168	305,090

Total Food Products		2,369,984
Gas Utilities – 0.5%
Chesapeake Utilities Corp.	6,970	482,324
Health Care Equipment & Supplies – 1.2%
Abaxis, Inc.	5,510	267,235
Analogic Corp.	1,434	108,841
Atrion Corp.	366	171,361
CONMED Corp.	11,573	513,957
LeMaitre Vascular, Inc.	3,223	79,383
Utah Medical Products, Inc.	1,368	85,226

Total Health Care Equipment & Supplies		1,226,003
Health Care Providers & Services – 1.2%
Aceto Corp.	8,672	137,104
Chemed Corp.	2,589	472,984
Ensign Group, Inc. (The)	8,542	160,590
Landauer, Inc.	4,772	232,635
U.S. Physical Therapy, Inc.	2,927	191,133

Total Health Care Providers & Services		1,194,446
Health Care Technology – 0.3%
Computer Programs & Systems, Inc.(a)	12,196	341,488
Hotels, Restaurants & Leisure – 3.3%
Bloomin’ Brands, Inc.	28,327	558,891
Churchill Downs, Inc.	2,647	420,476
DineEquity, Inc.	15,122	822,939
ILG, Inc.	64,278	1,347,267
RCI Hospitality Holdings, Inc.	1,540	26,673
Ruth’s Hospitality Group, Inc.	8,535	171,127

Total Hotels, Restaurants & Leisure		3,347,373
Household Durables – 2.4%
Bassett Furniture Industries, Inc.	2,580	69,402
Ethan Allen Interiors, Inc.	10,625	325,656
Flexsteel Industries, Inc.	1,818	91,627
Hooker Furniture Corp.	3,029	94,051
KB Home	9,247	183,830
La-Z-Boy, Inc.	12,420	335,340
Lennar Corp. Class B	2,628	109,850
Libbey, Inc.	9,484	138,277
Lifetime Brands, Inc.	2,581	51,878
MDC Holdings, Inc.	33,816	1,016,171

Total Household Durables		2,416,082
Household Products – 0.6%
Oil-Dri Corp. of America	2,435	90,752
WD-40 Co.	5,042	549,326

Total Household Products		640,078
Insurance – 4.7%
AMERISAFE, Inc.	4,992	323,981
Employers Holdings, Inc.	7,284	276,428
Federated National Holding Co.	5,593	97,486

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	105

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2017

Investments	Shares	Value
HCI Group, Inc.	8,180	$372,844
Heritage Insurance Holdings, Inc.	11,291	144,186
Investors Title Co.	237	37,482
National General Holdings Corp.	16,407	389,830
RLI Corp.	13,561	813,931
Safety Insurance Group, Inc.	13,883	973,198
Selective Insurance Group, Inc.	21,080	993,922
Universal Insurance Holdings, Inc.	18,097	443,377

Total Insurance		4,866,665
Internet & Catalog Retail – 2.2%
HSN, Inc.	37,185	1,379,564
Nutrisystem, Inc.	10,426	578,643
PetMed Express, Inc.(a)	12,729	256,362

Total Internet & Catalog Retail		2,214,569
IT Services – 2.0%
Convergys Corp.	32,148	679,930
CSG Systems International, Inc.	11,742	443,965
Forrester Research, Inc.	7,338	291,686
Hackett Group, Inc. (The)	9,731	189,657
TeleTech Holdings, Inc.	14,429	427,098

Total IT Services		2,032,336
Leisure Products – 0.7%
Escalade, Inc.	1,941	25,039
Marine Products Corp.	7,664	83,308
Sturm Ruger & Co., Inc.(a)	11,180	598,689

Total Leisure Products		707,036
Machinery – 6.8%
Alamo Group, Inc.	937	71,390
Albany International Corp. Class A	6,904	317,929
Altra Industrial Motion Corp.	6,784	264,237
American Railcar Industries, Inc.(a)	11,373	467,430
Barnes Group, Inc.	10,061	516,532
Briggs & Stratton Corp.	18,714	420,129
CIRCOR International, Inc.	638	37,923
Columbus McKinnon Corp.	2,167	53,785
Douglas Dynamics, Inc.	10,953	335,709
ESCO Technologies, Inc.	2,451	142,403
Federal Signal Corp.	17,874	246,840
Franklin Electric Co., Inc.	7,582	326,405
FreightCar America, Inc.	4,819	60,382
Gorman-Rupp Co. (The)	6,374	200,144
Graham Corp.	2,675	61,525
Greenbrier Cos., Inc. (The)(a)	9,830	423,673
Hillenbrand, Inc.	23,703	849,753
Hyster-Yale Materials Handling, Inc.	3,709	209,150
John Bean Technologies Corp.	2,272	199,822
Kadant, Inc.	2,213	131,342
Lindsay Corp.(a)	2,431	214,220
Mueller Industries, Inc.	9,995	342,129
Mueller Water Products, Inc. Class A	23,824	281,600
NN, Inc.	7,152	180,230
Standex International Corp.	1,452	145,418
Sun Hydraulics Corp.	3,971	143,393
Supreme Industries, Inc. Class A	2,479	50,224
Tennant Co.	3,405	247,373

Total Machinery		6,941,090
Marine – 0.4%
Matson, Inc.	14,310	454,486
Media – 3.2%
AMC Entertainment Holdings, Inc. Class A	9,858	310,034
Entravision Communications Corp. Class A	22,568	139,922
John Wiley & Sons, Inc. Class A	19,527	1,050,553
New York Times Co. (The) Class A	34,082	490,781
Saga Communications, Inc. Class A	1,286	65,650
Scholastic Corp.	8,073	343,668
Viacom, Inc. Class A	17,250	840,937

Total Media		3,241,545
Metals & Mining – 2.7%
Carpenter Technology Corp.	20,123	750,588
Compass Minerals International, Inc.	27,750	1,882,838
Materion Corp.	4,455	149,465

Total Metals & Mining		2,782,891
Multiline Retail – 0.6%
Big Lots, Inc.	12,720	619,210
Paper & Forest Products – 3.1%
KapStone Paper and Packaging Corp.	42,131	973,226
Neenah Paper, Inc.	6,630	495,261
PH Glatfelter Co.	22,179	482,171
Schweitzer-Mauduit International, Inc.	29,318	1,214,352

Total Paper & Forest Products		3,165,010
Personal Products – 0.8%
Inter Parfums, Inc.	14,046	513,381
Medifast, Inc.	6,889	305,665

Total Personal Products		819,046
Professional Services – 2.7%
Barrett Business Services, Inc.	1,751	95,640
CEB, Inc.	15,465	1,215,549
CRA International, Inc.	2,227	78,680
Exponent, Inc.	4,911	292,450
Insperity, Inc.	5,086	450,874
Kforce, Inc.	9,412	223,535
Korn/Ferry International	12,794	402,883

Total Professional Services		2,759,611
Road & Rail – 0.5%
ArcBest Corp.	4,341	112,866
Heartland Express, Inc.	5,435	108,972
Universal Logistics Holdings, Inc.	1,609	23,089
Werner Enterprises, Inc.	10,724	280,969

Total Road & Rail		525,896
Semiconductors & Semiconductor Equipment – 1.6%
Cabot Microelectronics Corp.	6,785	519,799
Power Integrations, Inc.	5,281	347,226
Xperi Corp.	21,455	728,397

Total Semiconductors & Semiconductor Equipment		1,595,422

See Notes to Financial Statements.

106	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2017

Investments	Shares	Value
Software – 0.6%
Ebix, Inc.(a)	3,853	$235,996
Monotype Imaging Holdings, Inc.	20,850	419,085

Total Software		655,081
Specialty Retail – 6.7%
Aaron’s, Inc.	4,541	135,049
Big 5 Sporting Goods Corp.	13,205	199,396
Buckle, Inc. (The)(a)	35,381	658,087
Caleres, Inc.	6,271	165,680
Cato Corp. (The) Class A	19,801	434,830
Chico’s FAS, Inc.	46,478	659,988
Children’s Place, Inc. (The)	2,450	294,123
Citi Trends, Inc.	3,456	58,752
DSW, Inc. Class A	44,015	910,230
Finish Line, Inc. (The) Class A	12,452	177,192
GameStop Corp. Class A	78,055	1,760,140
Group 1 Automotive, Inc.	4,531	335,656
Lithia Motors, Inc. Class A	4,381	375,233
Monro Muffler Brake, Inc.	7,184	374,286
Shoe Carnival, Inc.	3,334	81,916
Sonic Automotive, Inc. Class A	5,343	107,127
Stein Mart, Inc.	48,296	145,371

Total Specialty Retail		6,873,056
Textiles, Apparel & Luxury Goods – 1.0%
Culp, Inc.	1,793	55,942
Movado Group, Inc.	4,963	123,827
Oxford Industries, Inc.	5,365	307,200
Superior Uniform Group, Inc.	4,457	82,900
Wolverine World Wide, Inc.	17,826	445,115

Total Textiles, Apparel & Luxury Goods		1,014,984
Thrifts & Mortgage Finance – 1.0%
EverBank Financial Corp.	37,332	727,227
Federal Agricultural Mortgage Corp. Class C	3,831	220,551
Hingham Institution for Savings	349	61,721

Total Thrifts & Mortgage Finance		1,009,499
Tobacco – 1.3%
Universal Corp.	19,178	1,356,843
Trading Companies & Distributors – 2.1%
Applied Industrial Technologies, Inc.	12,185	753,642
GATX Corp.(a)	17,862	1,088,867
Kaman Corp.	6,658	320,450

Total Trading Companies & Distributors		2,162,959
Water Utilities – 1.0%
American States Water Co.	18,508	819,904
York Water Co. (The)	5,014	175,741

Total Water Utilities		995,645
Wireless Telecommunication Services – 0.5%
Shenandoah Telecommunications Co.	9,638	270,346
Spok Holdings, Inc.	11,701	222,319

Total Wireless Telecommunication Services		492,665
TOTAL COMMON STOCKS (Cost: $98,884,807)		102,290,816

	Principal Amount
CORPORATE BOND – 0.0%
United States – 0.0%
Machinery – 0.0%
Mueller Industries, Inc. 6.00%, 3/1/27 (Cost: $48,000)	$48,000	47,880

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.8%
United States – 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.75%(b)
(Cost: $3,899,956)(c)	3,899,956	3,899,956
TOTAL INVESTMENTS IN SECURITIES – 103.6% (Cost: $102,832,763)		106,238,652
Liabilities in Excess of Cash and Other Assets – (3.6)%		(3,740,929)

NET ASSETS – 100.0%		$102,497,723
(a)	Security, or portion thereof, was on loan at March 31, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2017.

(c)

At March 31, 2017, the total market value of the Fund’s securities on loan was $4,083,121 and the total market value of the collateral held by the Fund was $4,173,715. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $273,759.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	107

Statements of Assets and Liabilities

WisdomTree Domestic Earnings and Dividend Funds

March 31, 2017

	WisdomTree Dividend ex- Financials Fund	WisdomTree Earnings 500 Fund	WisdomTree High Dividend Fund	WisdomTree LargeCap Dividend Fund	WisdomTree LargeCap Value Fund
ASSETS:

Investments, at cost	$814,251,796	$106,317,330	$1,164,288,192	$1,689,098,220	$56,709,004

Investment in affiliates, at cost (Note 3)	1,097,290	197,028	2,790,101	—	205,644
Investments in securities, at value[1,2] (Note 2)	902,520,762	130,097,110	1,262,000,175	1,938,906,945	59,759,153

Investment in affiliates, at value (Note 3)	1,149,504	196,920	2,766,798	—	208,356

Cash	104,302	2,253	133,019	122,036	29,446

Receivables:

Investment securities sold	4,129,541	—	—	—	—

Dividends and interest	1,904,760	136,016	3,020,032	2,863,491	74,232
Total Assets	909,808,869	130,432,299	1,267,920,024	1,941,892,472	60,071,187
LIABILITIES:

Payables:

Cash collateral for securities loaned (Note 2)	2,028,899	145,687	4,131,492	1,085,032	330,063

Capital shares redeemed	4,126,658	—	—	—	—

Advisory fees (Note 3)	297,773	31,682	415,285	468,176	23,012

Service fees (Note 2)	3,418	491	4,780	7,342	254
Total Liabilities	6,456,748	177,860	4,551,557	1,560,550	353,329
NET ASSETS	$903,352,121	$130,254,439	$1,263,368,467	$1,940,331,922	$59,717,858
NET ASSETS:

Paid-in capital	$905,777,118	$123,055,479	$1,220,019,007	$1,769,436,678	$70,597,236

Undistributed (Distributions in excess of) net investment income	(5)	(2,782)	(21,277)	—	—

Accumulated net realized loss on investments	(90,746,172)	(16,577,930)	(54,317,943)	(78,913,481)	(13,932,239)

Net unrealized appreciation on investments	88,321,180	23,779,672	97,688,680	249,808,725	3,052,861
NET ASSETS	$903,352,121	$130,254,439	$1,263,368,467	$1,940,331,922	$59,717,858
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	10,950,000	1,600,000	18,450,000	23,400,000	850,000
Net asset value per share	$82.50	$81.41	$68.48	$82.92	$70.26
[1] Includes market value of securities out on loan of:	$1,974,622	$337,566	$4,647,754	$1,111,784	$711,713

[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

108	WisdomTree Domestic Earnings and Dividend Funds

Statements of Assets and Liabilities (continued)

WisdomTree Domestic Earnings and Dividend Funds

March 31, 2017

	WisdomTree MidCap Dividend Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Dividend Fund	WisdomTree SmallCap Earnings Fund	WisdomTree Total Dividend Fund
ASSETS:

Investments, at cost	$2,615,762,264	$718,261,897	$1,944,294,812	$470,369,008	$459,206,481

Investment in affiliates, at cost (Note 3)	106,432	1,600,386	25,089,810	2,723,488	47,692
Investments in securities, at value[1,2] (Note 2)	2,865,918,255	810,438,094	2,080,640,085	513,714,137	572,175,780

Investment in affiliates, at value (Note 3)	106,150	1,613,146	25,730,657	2,776,454	47,084

Cash	1,781,291	1,100,289	2,171,329	190,246	20,295

Receivables:

Investment securities sold	—	—	12,214,632	241,167	—

Dividends and interest	6,309,865	901,009	4,487,815	410,847	958,662
Total Assets	2,874,115,561	814,052,538	2,125,244,518	517,332,851	573,201,821
LIABILITIES:

Payables:

Cash collateral for securities loaned (Note 2)	50,641,236	18,959,236	134,918,520	26,806,561	1,558,781

Investment securities purchased	—	—	2,252,735	—	—

Capital shares redeemed	—	—	11,952,173	—	—

Advisory fees (Note 3)	904,801	257,912	640,135	154,932	137,208

Service fees (Note 2)	10,464	2,967	7,474	1,791	2,150
Total Liabilities	51,556,501	19,220,115	149,771,037	26,963,284	1,698,139
NET ASSETS	$2,822,559,060	$794,832,423	$1,975,473,481	$490,369,567	$571,503,682
NET ASSETS:

Paid-in capital	$2,627,551,349	$775,691,234	$1,992,257,320	$494,815,416	$482,748,373

Distributions in excess of net investment income	(6,379)	(7,750)	(29,812)	(22,507)	(14,836)

Accumulated net realized loss on investments	(55,141,619)	(73,040,018)	(153,740,147)	(47,821,437)	(24,198,546)

Net unrealized appreciation on investments	250,155,709	92,188,957	136,986,120	43,398,095	112,968,691
NET ASSETS	$2,822,559,060	$794,832,423	$1,975,473,481	$490,369,567	$571,503,682
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	28,950,000	22,550,000	24,500,000	15,250,000	6,800,000
Net asset value per share	$97.50	$35.25	$80.63	$32.16	$84.04
[1] Includes market value of securities out on loan of:	$64,043,926	$24,611,148	$141,238,430	$31,087,246	$1,816,960

[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	109

Statements of Assets and Liabilities (concluded)

WisdomTree Domestic Earnings and Dividend Funds

March 31, 2017

	WisdomTree Total Earnings Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$51,852,432	$1,160,142,561	$102,832,763
Investments in securities, at value[1,2] (Note 2)	62,955,213	1,291,417,536	106,238,652

Cash	14,067	136,888	240,483

Receivables:

Corporate action proceeds	—	1,043	—

Investment securities sold	—	265,220	—

Capital shares sold	—	21,284,429	—

Dividends and interest	66,428	1,055,260	139,100
Total Assets	63,035,708	1,314,160,376	106,618,235
LIABILITIES:

Payables:

Cash collateral for securities loaned (Note 2)	265,616	2,159,877	3,899,956

Investment securities purchased	—	21,279,357	187,331

Advisory fees (Note 3)	15,035	299,005	32,845

Service fees (Note 2)	236	4,699	380
Total Liabilities	280,887	23,742,938	4,120,512
NET ASSETS	$62,754,821	$1,290,417,438	$102,497,723
NET ASSETS:

Paid-in capital	$58,309,194	$1,184,416,567	$104,291,534

Undistributed (Distributions in excess of) net investment income	(1,156)	435,435	46,675

Accumulated net realized loss on investments	(6,655,998)	(25,709,539)	(5,246,375)

Net unrealized appreciation on investments	11,102,781	131,274,975	3,405,889
NET ASSETS	$62,754,821	$1,290,417,438	$102,497,723
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	750,000	36,400,000	3,100,000
Net asset value per share	$83.67	$35.45	$33.06
[1] Includes market value of securities out on loan of:	$384,361	$3,075,472	$4,083,121

[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

110	WisdomTree Domestic Earnings and Dividend Funds

Statements of Operations

WisdomTree Domestic Earnings and Dividend Funds

For the Year Ended March 31, 2017

	WisdomTree Dividend ex- Financials Fund	WisdomTree Earnings 500 Fund	WisdomTree High Dividend Fund	WisdomTree LargeCap Dividend Fund	WisdomTree LargeCap Value Fund
INVESTMENT INCOME:

Dividends[1]	$33,473,175	$2,653,396	$43,376,928	$54,725,949	$2,922,321

Dividends from affiliates (Note 3)	106,456	16,879	126,990	114,989	15,124

Interest	—	—	—	—	15

Securities lending income (Note 2)	68,477	7,876	232,018	111,445	57,646
Total investment income	33,648,108	2,678,151	43,735,936	54,952,383	2,995,106
EXPENSES:

Advisory fees (Note 3)	3,555,051	337,796	4,673,129	5,283,864	631,224

Service fees (Note 2)	41,164	5,303	54,110	83,032	7,309

Legal fees (Note 2)	—	—	1,799	—	—
Total expenses	3,596,215	343,099	4,729,038	5,366,896	638,533
Expense waivers (Note 3)	(1,766)	—	(5,874)	(510)	—
Net expenses	3,594,449	343,099	4,723,164	5,366,386	638,533
Net investment income	30,053,659	2,335,052	39,012,772	49,585,997	2,356,573
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	43,390,868	1,631,341	29,189,858	10,389,815	(2,910,284)

Investment transactions in affiliates (Note 3)	917,472	59,891	639,367	860,768	70,440

In-kind redemptions	21,452,541	3,588,709	44,399,962	90,743,364	23,204,141

In-kind redemptions in affiliates (Note 3)	12,587	831	248	5,587	178
Net realized gain	65,773,468	5,280,772	74,229,435	101,999,534	20,364,475
Net change in unrealized appreciation (depreciation) on investments	21,000,511	13,715,835	22,022,849	125,612,519	(927,870)
Net realized and unrealized gain on investments	86,773,979	18,996,607	96,252,284	227,612,053	19,436,605
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,827,638	$21,331,659	$135,265,056	$277,198,050	$21,793,178
[1] Net of foreign withholding tax of:	—	—	—	—	$40

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	111

Statements of Operations (continued)

WisdomTree Domestic Earnings and Dividend Funds

For the Year Ended March 31, 2017

	WisdomTree MidCap Dividend Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Dividend Fund	WisdomTree SmallCap Earnings Fund	WisdomTree Total Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$62,532,315	$12,892,826	$48,602,254	$5,212,954	$15,282,046

Dividends from affiliates (Note 3)	105,992	95,019	261,260	36,582	19,935

Interest	—	440	1,804	—	—

Securities lending income (Note 2)	655,257	623,913	2,498,770	729,301	61,357
Total investment income	63,293,564	13,612,198	51,364,088	5,978,837	15,363,338
EXPENSES:

Advisory fees (Note 3)	8,159,937	2,691,366	6,235,746	1,569,399	1,474,991

Service fees (Note 2)	94,483	31,163	72,203	18,172	23,178

Legal fees (Note 2)	5,914	—	—	—	742
Total expenses	8,260,334	2,722,529	6,307,949	1,587,571	1,498,911
Expense waivers (Note 3)	(3,854)	(4,817)	(21,097)	(1,856)	(246)
Net expenses	8,256,480	2,717,712	6,286,852	1,585,715	1,498,665
Net investment income	55,037,084	10,894,486	45,077,236	4,393,122	13,864,673
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	26,092,873	(3,707,689)	(25,060,399)	1,029,331	4,563,538

Investment transactions in affiliates (Note 3)	425,206	400,675	1,070,756	213,290	111,236

In-kind redemptions	134,434,744	51,872,427	194,523,603	47,888,556	10,175,300

In-kind redemptions in affiliates (Note 3)	199	1,872	1,021	3,879	8
Net realized gain	160,953,022	48,567,285	170,534,981	49,135,056	14,850,082
Net change in unrealized appreciation on investments	110,770,287	65,963,286	77,624,833	42,224,065	51,624,180
Net realized and unrealized gain on investments	271,723,309	114,530,571	248,159,814	91,359,121	66,474,262
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$326,760,393	$125,425,057	$293,237,050	$95,752,243	$80,338,935
[1] Net of foreign withholding tax of:	—	$8,704	—	$385	—

See Notes to Financial Statements.

112	WisdomTree Domestic Earnings and Dividend Funds

Statements of Operations (concluded)

WisdomTree Domestic Earnings and Dividend Funds

For the Year Ended March 31, 2017

	WisdomTree Total Earnings Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
INVESTMENT INCOME:

Dividends[1]	$1,293,161	$21,264,817	$1,678,002

Interest	4	—	176

Securities lending income (Note 2)	10,111	70,935	87,416
Total investment income	1,303,276	21,335,752	1,765,594
EXPENSES:

Advisory fees (Note 3)	169,464	2,390,109	245,370

Service fees (Note 2)	2,663	37,559	2,841
Total expenses	172,127	2,427,668	248,211
Net investment income	1,131,149	18,908,084	1,517,383
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(250,086)	(10,048,990)	(1,503,236)

In-kind redemptions	1,240,409	20,826,277	7,388,826
Net realized gain	990,323	10,777,287	5,885,590
Net change in unrealized appreciation on investments	8,735,404	113,184,310	2,158,894
Net realized and unrealized gain on investments	9,725,727	123,961,597	8,044,484
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,856,876	$142,869,681	$9,561,867
[1] Net of foreign withholding tax of:	$104	—	—

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	113

Statements of Changes in Net Assets

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree Dividend ex-Financials Fund		WisdomTree Earnings 500 Fund		WisdomTree High Dividend Fund
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$30,053,659	$34,582,547	$2,335,052	$2,787,694	$39,012,772	$33,657,732

Net realized gain on investments	65,773,468	37,704,458	5,280,772	9,651,003	74,229,435	26,698,154

Net change in unrealized appreciation (depreciation) on investments	21,000,511	(62,963,675)	13,715,835	(12,967,759)	22,022,849	8,731,396
Net increase (decrease) in net assets resulting from operations	116,827,638	9,323,330	21,331,659	(529,062)	135,265,056	69,087,282
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(31,847,340)	(34,743,423)	(2,481,560)	(2,740,986)	(42,845,450)	(32,904,903)

Return of capital	(595,266)	—	—	—	—	—
Total dividends and distributions	(32,442,606)	(34,743,423)	(2,481,560)	(2,740,986)	(42,845,450)	(32,904,903)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	19,149,617	276,794,268	3,956,554	10,234,135	328,739,201	202,163,650

Cost of shares redeemed	(116,375,234)	(586,168,230)	(10,963,876)	(27,938,473)	(183,152,735)	(272,832,879)
Net increase (decrease) in net assets resulting from capital share transactions	(97,225,617)	(309,373,962)	(7,007,322)	(17,704,338)	145,586,466	(70,669,229)
Net Increase (Decrease) in Net Assets	(12,840,585)	(334,794,055)	11,842,777	(20,974,386)	238,006,072	(34,486,850)
NET ASSETS:

Beginning of year	$916,192,706	$1,250,986,761	$118,411,662	$139,386,048	$1,025,362,395	$1,059,849,245

End of year	$903,352,121	$916,192,706	$130,254,439	$118,411,662	$1,263,368,467	$1,025,362,395
Undistributed (Distributions in excess of) net investment income included in net assets at end of year	$(5)	$1,793,666	$(2,782)	$119,227	$(21,277)	$2,271,943
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	12,150,000	16,500,000	1,700,000	1,950,000	16,200,000	17,450,000

Shares created	250,000	3,950,000	50,000	150,000	5,000,000	3,400,000

Shares redeemed	(1,450,000)	(8,300,000)	(150,000)	(400,000)	(2,750,000)	(4,650,000)
Shares outstanding, end of year	10,950,000	12,150,000	1,600,000	1,700,000	18,450,000	16,200,000

See Notes to Financial Statements.

114	WisdomTree Domestic Earnings and Dividend Funds

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree LargeCap Dividend Fund		WisdomTree LargeCap Value Fund		WisdomTree MidCap Dividend Fund
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$49,585,997	$49,773,474	$2,356,573	$609,096	$55,037,084	$39,625,363

Net realized gain (loss) on investments	101,999,534	107,897,396	20,364,475	(256,381)	160,953,022	18,592,312

Net change in unrealized appreciation (depreciation) on investments	125,612,519	(112,492,541)	(927,870)	(1,005,141)	110,770,287	(26,432,803)
Net increase (decrease) in net assets resulting from operations	277,198,050	45,178,329	21,793,178	(652,426)	326,760,393	31,784,872
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(52,615,941)	(49,180,302)	(2,540,819)	(522,957)	(61,113,780)	(38,312,134)

Capital gains	—	—	—	—	—	(5,471,376)
Total dividends and distributions	(52,615,941)	(49,180,302)	(2,540,819)	(522,957)	(61,113,780)	(43,783,510)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	388,403,400	174,323,599	190,017,019	129,363,313	1,413,552,032	452,684,354

Cost of shares redeemed	(397,912,672)	(551,680,751)	(287,613,103)	(16,637,196)	(466,123,762)	(427,097,281)
Net increase (decrease) in net assets resulting from capital share transactions	(9,509,272)	(377,357,152)	(97,596,084)	112,726,117	947,428,270	25,587,073
Net Increase (Decrease) in Net Assets	215,072,837	(381,359,125)	(78,343,725)	111,550,734	1,213,074,883	13,588,435
NET ASSETS:

Beginning of year	$1,725,259,085	$2,106,618,210	$138,061,583	$26,510,849	$1,609,484,177	$1,595,895,742

End of year	$1,940,331,922	$1,725,259,085	$59,717,858	$138,061,583	$2,822,559,060	$1,609,484,177
Undistributed (Distributions in excess of) net investment income included in net assets at end of year	$—	$2,220,554	$—	$100,708	$(6,379)	$3,831,392
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	23,500,000	28,750,000	2,200,000	400,000	18,700,000	18,550,000

Shares created	5,000,000	2,450,000	2,850,000	2,050,000	15,150,000	5,550,000

Shares redeemed	(5,100,000)	(7,700,000)	(4,200,000)	(250,000)	(4,900,000)	(5,400,000)
Shares outstanding, end of year	23,400,000	23,500,000	850,000	2,200,000	28,950,000	18,700,000

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	115

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree MidCap Earnings Fund		WisdomTree SmallCap Dividend Fund		WisdomTree SmallCap Earnings Fund
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$10,894,486	$9,426,945	$45,077,236	$36,813,375	$4,393,122	$5,103,400

Net realized gain (loss) on investments	48,567,285	(9,045,235)	170,534,981	3,971,646	49,135,056	(10,998,655)

Net change in unrealized appreciation (depreciation) on investments	65,963,286	(51,333,584)	77,624,833	(71,379,353)	42,224,065	(27,316,211)
Net increase (decrease) in net assets resulting from operations	125,425,057	(50,951,874)	293,237,050	(30,594,332)	95,752,243	(33,211,466)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(11,824,696)	(8,681,892)	(53,414,249)	(34,291,884)	(5,286,342)	(4,657,222)

Return of capital	(741,270)	—	—	—	—	—
Total dividends and distributions	(12,565,966)	(8,681,892)	(53,414,249)	(34,291,884)	(5,286,342)	(4,657,222)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	186,064,822	236,177,386	1,114,624,891	321,756,216	144,725,986	31,074,547

Cost of shares redeemed	(167,035,821)	(251,130,947)	(595,631,774)	(289,144,744)	(114,787,001)	(45,362,482)
Net increase (decrease) in net assets resulting from capital share transactions	19,029,001	(14,953,561)	518,993,117	32,611,472	29,938,985	(14,287,935)
Net Increase (Decrease) in Net Assets	131,888,092	(74,587,327)	758,815,918	(32,274,744)	120,404,886	(52,156,623)
NET ASSETS:

Beginning of year	$662,944,331	$737,531,658	$1,216,657,563	$1,248,932,307	$369,964,681	$422,121,304

End of year	$794,832,423	$662,944,331	$1,975,473,481	$1,216,657,563	$490,369,567	$369,964,681
Undistributed (Distributions in excess of) net investment income included in net assets at end of year	$(7,750)	$922,187	$(29,812)	$3,602,359	$(22,507)	$671,594
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	22,050,000 [1]	22,950,000 [1]	17,700,000	17,350,000	14,400,000 [1]	15,000,000 [1]

Shares created	5,400,000 [1]	7,950,000 [1]	14,050,000	4,850,000	4,450,000 [1]	1,200,000 [1]

Shares redeemed	(4,900,000)[1]	(8,850,000)[1]	(7,250,000)	(4,500,000)	(3,600,000)[1]	(1,800,000)[1]
Shares outstanding, end of year	22,550,000 [1]	22,050,000 [1]	24,500,000	17,700,000	15,250,000 [1]	14,400,000 [1]
[1]	Shares were adjusted to reflect a 3:1 stock split effective February 6, 2017.

See Notes to Financial Statements.

116	WisdomTree Domestic Earnings and Dividend Funds

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree Total Dividend Fund		WisdomTree Total Earnings Fund		WisdomTree U.S. Quality Dividend Growth Fund
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$13,864,673	$14,271,515	$1,131,149	$1,557,900	$18,908,084	$12,114,643

Net realized gain on investments	14,850,082	43,371,160	990,323	11,551,503	10,777,287	2,448,596

Net change in unrealized appreciation (depreciation) on investments	51,624,180	(45,084,996)	8,735,404	(16,664,487)	113,184,310	(4,122,300)
Net increase (decrease) in net assets resulting from operations	80,338,935	12,557,679	10,856,876	(3,555,084)	142,869,681	10,440,939
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(15,055,118)	(14,082,024)	(1,209,582)	(1,549,810)	(19,234,813)	(11,551,881)

Return of capital	—	—	(13,120)	—	—	—
Total dividends and distributions	(15,055,118)	(14,082,024)	(1,222,702)	(1,549,810)	(19,234,813)	(11,551,881)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	40,010,132	42,946,184	—	—	700,242,109	270,044,627

Cost of shares redeemed	(27,498,605)	(130,575,780)	(4,083,329)	(44,900,157)	(128,810,462)	(121,740,728)
Net increase (decrease) in net assets resulting from capital share transactions	12,511,527	(87,629,596)	(4,083,329)	(44,900,157)	571,431,647	148,303,899
Net Increase (Decrease) in Net Assets	77,795,344	(89,153,941)	5,550,845	(50,005,051)	695,066,515	147,192,957
NET ASSETS:

Beginning of year	$493,708,338	$582,862,279	$57,203,976	$107,209,027	$595,350,923	$448,157,966

End of year	$571,503,682	$493,708,338	$62,754,821	$57,203,976	$1,290,417,438	$595,350,923
Undistributed (Distributions in excess of) net investment income included in net assets at end of year	$(14,836)	$813,671	$(1,156)	$62,502	$435,435	$762,081
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	6,650,000	7,850,000	800,000	1,450,000	19,050,000	14,350,000

Shares created	500,000	600,000	—	—	21,200,000	8,800,000

Shares redeemed	(350,000)	(1,800,000)	(50,000)	(650,000)	(3,850,000)	(4,100,000)
Shares outstanding, end of year	6,800,000	6,650,000	750,000	800,000	36,400,000	19,050,000

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	117

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,517,383	$711,430

Net realized gain (loss) on investments	5,885,590	(1,881,730)

Net change in unrealized appreciation on investments	2,158,894	15,256
Net increase (decrease) in net assets resulting from operations	9,561,867	(1,155,044)
DIVIDENDS:

Net investment income	(1,556,351)	(646,575)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	88,367,814	22,218,605

Cost of shares redeemed	(29,083,798)	(7,802,447)
Net increase in net assets resulting from capital share transactions	59,284,016	14,416,158
Net Increase in Net Assets	67,289,532	12,614,539
NET ASSETS:

Beginning of year	$35,208,191	$22,593,652

End of year	$102,497,723	$35,208,191
Undistributed net investment income included in net assets at end of year	$46,675	$85,633
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	1,250,000	750,000

Shares created	2,700,000	800,000

Shares redeemed	(850,000)	(300,000)
Shares outstanding, end of year	3,100,000	1,250,000

See Notes to Financial Statements.

118	WisdomTree Domestic Earnings and Dividend Funds

Financial Highlights

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dividend ex-Financials Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of year	$75.41	$75.82	$70.27	$62.03	$54.81
Investment operations:
Net investment income[1]	2.52	2.46	2.47	2.00	2.27
Net realized and unrealized gain (loss)	7.31	(0.38)	5.38	8.22	7.36
Total from investment operations	9.83	2.08	7.85	10.22	9.63
Dividends and distributions to shareholders:
Net investment income	(2.69)	(2.49)	(2.30)	(1.98)	(2.41)
Return of capital	(0.05)	—	—	—	—
Total dividends and distributions to shareholders	(2.74)	(2.49)	(2.30)	(1.98)	(2.41)
Net asset value, end of year	$82.50	$75.41	$75.82	$70.27	$62.03

TOTAL RETURN[2]	13.27%	2.96%	11.27%	16.75%	18.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$903,352	$916,193	$1,250,987	$1,127,812	$1,094,800
Ratios to average net assets[3] of:
Expenses[4]	0.38%	0.38%	0.39%[5]	0.38%	0.38%
Net investment income	3.21%	3.39%	3.34%	3.06%	4.08%
Portfolio turnover rate[6]	33%	32%	32%	35%	34%

WisdomTree Earnings 500 Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of year	$69.65	$71.48	$65.39	$54.46	$49.42
Investment operations:
Net investment income[1]	1.44	1.47	1.34	1.14	1.04
Net realized and unrealized gain (loss)	11.86	(1.81)	6.01	10.88	5.10
Total from investment operations	13.30	(0.34)	7.35	12.02	6.14
Dividends to shareholders:
Net investment income	(1.54)	(1.49)	(1.26)	(1.09)	(1.10)
Net asset value, end of year	$81.41	$69.65	$71.48	$65.39	$54.46

TOTAL RETURN[2]	19.31%	(0.45)%	11.28%	22.24%	12.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$130,254	$118,412	$139,386	$101,351	$65,354
Ratios to average net assets[3] of:
Expenses	0.28%	0.28%[4]	0.29%[4,5]	0.28%	0.28%[4]
Net investment income	1.94%	2.11%	1.93%	1.89%	2.12%
Portfolio turnover rate[6]	19%	18%	16%	15%	13%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38% and 0.28%, for WisdomTree Dividend ex-Financials Fund and WisdomTree Earnings 500 Fund, respectively.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	119

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree High Dividend Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of year	$63.29	$60.74	$56.57	$51.17	$44.81
Investment operations:
Net investment income[1]	2.10	2.10	1.95	1.77	1.82
Net realized and unrealized gain	5.39	2.50	4.03	5.37	6.40
Total from investment operations	7.49	4.60	5.98	7.14	8.22
Dividends to shareholders:
Net investment income	(2.30)	(2.05)	(1.81)	(1.74)	(1.86)
Net asset value, end of year	$68.48	$63.29	$60.74	$56.57	$51.17

TOTAL RETURN[2]	12.02%	7.88%	10.64%	14.24%	18.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,263,368	$1,025,362	$1,059,849	$797,595	$639,585
Ratios to average net assets[3] of:
Expenses[4]	0.38%[5]	0.38%[5]	0.39%[6]	0.38%	0.38%
Net investment income	3.17%	3.53%	3.25%	3.31%	3.91%
Portfolio turnover rate[7]	23%	20%	27%	30%	28%

WisdomTree LargeCap Dividend Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of year	$73.42	$73.27	$67.60	$58.94	$52.98
Investment operations:
Net investment income[1]	2.04	2.01	1.86	1.65	1.61
Net realized and unrealized gain	9.63	0.13	5.59	8.64	6.00
Total from investment operations	11.67	2.14	7.45	10.29	7.61
Dividends to shareholders:
Net investment income	(2.17)	(1.99)	(1.78)	(1.63)	(1.65)
Net asset value, end of year	$82.92	$73.42	$73.27	$67.60	$58.94

TOTAL RETURN[2]	16.13%	3.04%	11.08%	17.70%	14.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,940,332	$1,725,259	$2,106,618	$1,821,886	$1,500,106
Ratios to average net assets[3] of:
Expenses	0.28%[4]	0.28%[4]	0.29%[4,8]	0.28%	0.28%[4]
Net investment income	2.63%	2.81%	2.59%	2.62%	2.97%
Portfolio turnover rate[7]	11%	11%	12%	11%	14%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.38%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

See Notes to Financial Statements.

120	WisdomTree Domestic Earnings and Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Value Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of year	$62.76	$66.28	$58.57	$48.86	$44.31
Investment operations:
Net investment income[1]	0.92	1.06	0.88	0.61	1.02
Net realized and unrealized gain (loss)	7.55	(3.70)	7.71	9.70	4.56
Total from investment operations	8.47	(2.64)	8.59	10.31	5.58
Dividends to shareholders:
Net investment income	(0.97)	(0.88)	(0.88)	(0.60)	(1.03)
Net asset value, end of year	$70.26	$62.76	$66.28	$58.57	$48.86

TOTAL RETURN[2]	13.61%	(4.00)%	14.73%	21.20%	12.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$59,718	$138,062	$26,511	$26,357	$24,428
Ratios to average net assets[3] of:
Expenses	0.38%	0.38%[4]	0.39%[4,5]	0.38%	0.38%
Net investment income	1.42%	1.68%	1.42%	1.14%	2.26%
Portfolio turnover rate[6]	106%	85%	63%	67%	65%

WisdomTree MidCap Dividend Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of year	$86.07	$86.03	$76.99	$65.15	$56.25
Investment operations:
Net investment income[1]	2.36	2.12	2.16	1.83	1.99
Net realized and unrealized gain	11.66	0.26	8.84	11.82	8.91
Total from investment operations	14.02	2.38	11.00	13.65	10.90
Dividends and distributions to shareholders:
Net investment income	(2.59)	(2.05)	(1.96)	(1.81)	(2.00)
Capital gains	—	(0.29)	—	—	—
Total dividends and distributions to shareholders	(2.59)	(2.34)	(1.96)	(1.81)	(2.00)
Net asset value, end of year	$97.50	$86.07	$86.03	$76.99	$65.15

TOTAL RETURN[2]	16.52%	2.98%	14.46%	21.24%	19.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$2,822,559	$1,609,484	$1,595,896	$993,148	$540,728
Ratios to average net assets[3] of:
Expenses[4]	0.38%[7]	0.38%	0.39%[8]	0.38%	0.38%
Net investment income	2.56%	2.60%	2.65%	2.58%	3.46%
Portfolio turnover rate[6]	33%	32%	30%	32%	33%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[7]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.38%.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	121

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Year Ended March 31, 2017[1]	For the Year Ended March 31, 2016[1]	For the Year Ended March 31, 2015[1]	For the Year Ended March 31, 2014[1]	For the Year Ended March 31, 2013[1]
Net asset value, beginning of year	$30.07	$32.14	$29.58	$23.52	$20.33
Investment operations:
Net investment income[2]	0.50	0.40	0.42	0.33	0.37
Net realized and unrealized gain (loss)	5.25	(2.10)	2.52	6.04	3.18
Total from investment operations	5.75	(1.70)	2.94	6.37	3.55
Dividends and distributions to shareholders:
Net investment income	(0.54)	(0.37)	(0.38)	(0.31)	(0.36)
Return of capital	(0.03)	—	—	—	—
Total dividends and distributions to shareholders	(0.57)	(0.37)	(0.38)	(0.31)	(0.36)
Net asset value, end of year	$35.25	$30.07	$32.14	$29.58	$23.52

TOTAL RETURN[3]	19.31%	(5.29)%	9.99%	27.26%	17.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$794,832	$662,944	$737,532	$514,682	$211,643
Ratios to average net assets[4] of:
Expenses[5]	0.38%	0.38%	0.39%[6]	0.38%	0.38%
Net investment income	1.54%	1.32%	1.37%	1.24%	1.80%
Portfolio turnover rate[7]	42%	40%	36%	41%	39%

WisdomTree SmallCap Dividend Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of year	$68.74	$71.98	$68.33	$57.07	$49.03
Investment operations:
Net investment income[2]	2.09	2.07	1.97	1.85	1.87
Net realized and unrealized gain (loss)	12.27	(3.38)	3.62	11.10	8.14
Total from investment operations	14.36	(1.31)	5.59	12.95	10.01
Dividends to shareholders:
Net investment income	(2.47)	(1.93)	(1.94)	(1.69)	(1.97)
Net asset value, end of year	$80.63	$68.74	$71.98	$68.33	$57.07

TOTAL RETURN[3]	21.21%	(1.69)%	8.33%	22.99%	21.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,975,473	$1,216,658	$1,248,932	$1,062,525	$553,551
Ratios to average net assets[4] of:
Expenses[5]	0.38%	0.38%	0.39%[6]	0.38%	0.38%
Net investment income	2.75%	3.10%	2.86%	2.93%	3.71%
Portfolio turnover rate[7]	44%	33%	33%	42%	49%
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

122	WisdomTree Domestic Earnings and Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree SmallCap Earnings Fund	For the Year Ended March 31, 2017[1]	For the Year Ended March 31, 2016[1]	For the Year Ended March 31, 2015[1]	For the Year Ended March 31, 2014[1]	For the Year Ended March 31, 2013[1]
Net asset value, beginning of year	$25.69	$28.14	$27.13	$21.13	$18.86
Investment operations:
Net investment income[2]	0.31	0.34	0.33	0.24	0.34
Net realized and unrealized gain (loss)	6.53	(2.48)	0.99	5.99	2.29
Total from investment operations	6.84	(2.14)	1.32	6.23	2.63
Dividends to shareholders:
Net investment income	(0.37)	(0.31)	(0.31)	(0.23)	(0.36)
Net asset value, end of year	$32.16	$25.69	$28.14	$27.13	$21.13

TOTAL RETURN[3]	26.75%	(7.60)%	4.89%	29.55%	14.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$490,370	$369,965	$422,121	$439,571	$180,687
Ratios to average net assets[4] of:
Expenses	0.38%[5]	0.38%[5]	0.39%[5,6]	0.38%	0.38%[5]
Net investment income	1.06%	1.31%	1.24%	0.98%	1.83%
Portfolio turnover rate[7]	51%	43%	43%	61%	50%

WisdomTree Total Dividend Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of year	$74.24	$74.25	$68.29	$59.33	$53.04
Investment operations:
Net investment income[2]	2.07	2.04	1.91	1.68	1.65
Net realized and unrealized gain (loss)	9.97	(0.03)	5.86	8.91	6.32
Total from investment operations	12.04	2.01	7.77	10.59	7.97
Dividends to shareholders:
Net investment income	(2.24)	(2.02)	(1.81)	(1.63)	(1.68)
Net asset value, end of year	$84.04	$74.24	$74.25	$68.29	$59.33

TOTAL RETURN[3]	16.47%	2.84%	11.47%	18.10%	15.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$571,504	$493,708	$582,862	$419,955	$296,638
Ratios to average net assets[4] of:
Expenses	0.28%[5,8]	0.28%[5,8]	0.29%[5,9]	0.28%	0.28%[5]
Net investment income	2.63%	2.83%	2.64%	2.65%	3.05%
Portfolio turnover rate[7]	12%	12%	13%	12%	13%
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[8]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[9]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.28%.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	123

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Net asset value, beginning of year	$71.50	$73.94	$67.79	$56.14	$50.62
Investment operations:
Net investment income[1]	1.43	1.45	1.34	1.12	1.07
Net realized and unrealized gain (loss)	12.29	(2.34)	6.05	11.63	5.51
Total from investment operations	13.72	(0.89)	7.39	12.75	6.58
Dividends and distributions to shareholders:
Net investment income	(1.53)	(1.55)	(1.24)	(1.10)	(1.06)
Return of capital	(0.02)	—	—	—	—
Total dividends and distributions to shareholders	(1.55)	(1.55)	(1.24)	(1.10)	(1.06)
Net asset value, end of year	$83.67	$71.50	$73.94	$67.79	$56.14

TOTAL RETURN[2]	19.39%	(1.18)%	10.93%	22.89%	13.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$62,755	$57,204	$107,209	$71,174	$53,329
Ratios to average net assets of:
Expenses	0.28%	0.28%	0.29%[3]	0.28%	0.28%[4]
Net investment income	1.87%	2.00%	1.88%	1.81%	2.10%[4]
Portfolio turnover rate[5]	19%	12%	16%	13%	13%

WisdomTree U.S. Quality Dividend Growth Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period May 22, 2013* through March 31, 2014
Net asset value, beginning of period	$31.25	$31.23	$27.95	$24.86
Investment operations:
Net investment income[1]	0.73	0.70	0.66	0.48
Net realized and unrealized gain (loss)	4.20	(0.02)	3.21	3.02
Total from investment operations	4.93	0.68	3.87	3.50
Dividends and distributions to shareholders:
Net investment income	(0.73)	(0.66)	(0.59)	(0.41)
Capital gains	—	—	(0.00)[6]	(0.00)[6]
Total dividends and distributions to shareholders	(0.73)	(0.66)	(0.59)	(0.41)
Net asset value, end of period	$35.45	$31.25	$31.23	$27.95

TOTAL RETURN[2]	15.99%	2.25%	13.94%	14.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,290,417	$595,351	$448,158	$104,802
Ratios to average net assets of:
Expenses	0.28%	0.28%	0.29%[3]	0.28%[7]
Net investment income	2.22%	2.30%	2.19%	2.11%[7]
Portfolio turnover rate[5]	29%	32%	35%	31%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[6]	Amount represents less than $0.005.

[7]	Annualized.

See Notes to Financial Statements.

124	WisdomTree Domestic Earnings and Dividend Funds

Financial Highlights (concluded)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period July 25, 2013* through March 31, 2014
Net asset value, beginning of period	$28.17	$30.12	$28.43	$25.02
Investment operations:
Net investment income[1]	0.74	0.67	0.65	0.34
Net realized and unrealized gain (loss)	4.87	(2.02)	1.69	3.32
Total from investment operations	5.61	(1.35)	2.34	3.66
Dividends and distributions to shareholders:
Net investment income	(0.72)	(0.60)	(0.65)	(0.25)
Capital gains	—	—	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.72)	(0.60)	(0.65)	(0.25)
Net asset value, end of period	$33.06	$28.17	$30.12	$28.43

TOTAL RETURN[3]	20.12%	(4.42)%	8.37%	14.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$102,498	$35,208	$22,594	$24,163
Ratios to average net assets of:
Expenses	0.38%	0.38%	0.39%[4]	0.38%[5]
Net investment income	2.35%	2.43%	2.30%	1.82%[5]
Portfolio turnover rate[6]	56%	50%	53%	71%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	125

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2017, the Trust consisted of 87 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund’’)	June 16, 2006
WisdomTree Earnings 500 Fund (“Earnings 500 Fund’’)	February 23, 2007
WisdomTree High Dividend Fund (“High Dividend Fund’’)	June 16, 2006
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund’’)	June 16, 2006
WisdomTree LargeCap Value Fund (“LargeCap Value Fund’’)	February 23, 2007
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund’’)	June 16, 2006
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund’’)	February 23, 2007
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund’’)	February 23, 2007
WisdomTree Total Dividend Fund (“Total Dividend Fund’’)	June 16, 2006
WisdomTree Total Earnings Fund (“Total Earnings Fund’’)	February 23, 2007
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund’’)	May 22, 2013
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund’’)	July 25, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities (including

126	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (continued)

short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers.

WisdomTree Domestic Earnings and Dividend Funds	127

Notes to Financial Statements (continued)

Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. For the fiscal year ended March 31, 2017, the Funds did not hold or transact in derivative instruments.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing each Fund’s assets:

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$900,491,863	$—	$—
Exchange-Traded Funds	1,149,504	—	—
Investment of Cash Collateral for Securities Loaned	—	2,028,899	—
Total	$901,641,367	$2,028,899	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$129,951,423	$—	$—
Exchange-Traded Fund	196,920	—	—
Investment of Cash Collateral for Securities Loaned	—	145,687	—
Total	$130,148,343	$145,687	$—

High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,257,868,683	$—	$—
Exchange-Traded Fund	2,766,798	—	—
Investment of Cash Collateral for Securities Loaned	—	4,131,492	—
Total	$1,260,635,481	$4,131,492	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,937,821,913	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,085,032	—
Total	$1,937,821,913	$1,085,032	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Common Stocks*	$59,425,100	$—	$—
Exchange-Traded Funds	208,356	—	—
Corporate Bond	—	3,990	—
Investment of Cash Collateral for Securities Loaned	—	330,063	—
Total	$59,633,456	$334,053	$—

128	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (continued)

MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,815,277,019	$—	$—
Exchange-Traded Fund	106,150	—	—
Investment of Cash Collateral for Securities Loaned	—	50,641,236	—
Total	$2,815,383,169	$50,641,236	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$791,359,158	$—	$—
Exchange-Traded Fund	1,613,146	—	—
Corporate Bond	—	119,700	—
Investment of Cash Collateral for Securities Loaned	—	18,959,236	—
Total	$792,972,304	$19,078,936	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,945,230,795	$—	$—
Exchange-Traded Fund	25,730,657	—	—
Corporate Bond	—	490,770	—
Investment of Cash Collateral for Securities Loaned	—	134,918,520	—
Total	$1,970,961,452	$135,409,290	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$486,907,576	$—	$—
Exchange-Traded Fund	2,776,454	—	—
Investment of Cash Collateral for Securities Loaned	—	26,806,561	—
Total	$489,684,030	$26,806,561	$—

Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$570,616,999	$—	$—
Exchange-Traded Fund	47,084	—	—
Investment of Cash Collateral for Securities Loaned	—	1,558,781	—
Total	$570,664,083	$1,558,781	$—

Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$62,688,599	$—	$—
Corporate Bond	—	998	—
Investment of Cash Collateral for Securities Loaned	—	265,616	—
Total	$62,688,599	$266,614	$—

U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,289,257,659	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,159,877	—
Total	$1,289,257,659	$2,159,877	$—

WisdomTree Domestic Earnings and Dividend Funds	129

Notes to Financial Statements (continued)

U.S. SmallCap Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$102,290,816	$—	$—
Corporate Bond	—	47,880	—
Investment of Cash Collateral for Securities Loaned	—	3,899,956	—
Total	$102,290,816	$3,947,836	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and/or country.

There were no Level 3 securities at or during the fiscal year ended March 31, 2017.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

There were no transfers into or out of any fair value measurement levels during the fiscal year ended March 31, 2017.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld, if any.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by WTAM.

During the fiscal year ended March 31, 2017, High Dividend Fund, MidCap Dividend Fund and Total Dividend Fund (the “Affected Funds”) incurred legal expenses (disclosed on the Statements of Operations in “Legal fees”) pertaining to litigation brought against former shareholders of Lyondell Chemical Company (“Lyondell”), such as the Affected Funds. The lawsuit seeks to recover amounts paid to former shareholders of Lyondell as fraudulent transfer in connection with the leveraged buyout of Lyondell by Basell AF S.C.A in December of 2007 after Lyondell filed for bankruptcy in 2008. While the Affected Funds believe that they have valid defenses and are participating in the defense along with a number of other shareholders, at this stage of the proceedings, the Affected Funds are not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on an Affected Fund’s net asset value.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the

130	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (continued)

investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at March 31, 2017, are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2017, certain of the Funds had securities on loan and the value of the related collateral received by each of those Funds exceeded the value of the securities loaned by each of those Funds. The value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities in “Investments in securities, at value”. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the Schedules of Investments.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other

WisdomTree Domestic Earnings and Dividend Funds	131

Notes to Financial Statements (continued)

time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (‘‘MCM’’) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for an annual fee, accrued daily and paid monthly in arrears, of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Dividend ex-Financials Fund	0.38%
Earnings 500 Fund	0.28%
High Dividend Fund	0.38%
LargeCap Dividend Fund	0.28%
LargeCap Value Fund	0.38%
MidCap Dividend Fund	0.38%
MidCap Earnings Fund	0.38%
SmallCap Dividend Fund	0.38%
SmallCap Earnings Fund	0.38%
Total Dividend Fund	0.28%
Total Earnings Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. SmallCap Quality Dividend Growth Fund	0.38%

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the fiscal year ended March 31, 2017 are as follows:

Fund	Value at 3/31/2016	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2017	Dividend Income
Dividend ex-Financials Fund
WisdomTree LargeCap Dividend Fund	$3,774,815	$2,596,180	$6,036,594	$576,613	$52,682
WisdomTree MidCap Dividend Fund	3,819,581	2,607,950	6,118,125	572,891	53,774
Total	$7,594,396	$5,204,130	$12,154,719	$1,149,504	$106,456

Earnings 500 Fund
WisdomTree High Dividend Fund	$295,518	$1,904,581	$2,033,543	$196,920	$16,879

132	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (continued)

Fund	Value at 3/31/2016	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2017	Dividend Income
High Dividend Fund
WisdomTree Total Dividend Fund	$3,686,039	$23,147,391	$24,441,985	$2,766,798	$126,990

LargeCap Dividend Fund
WisdomTree Total Dividend Fund	$5,438,981	$24,196,293	$30,120,703	$—	$114,989

LargeCap Value Fund
WisdomTree Earnings 500 Fund	$312,455	$784,275	$994,968	$145,505	$11,053
WisdomTree MidCap Earnings Fund	138,591	328,743	425,141	62,851	4,071
Total	$451,046	$1,113,018	$1,420,109	$208,356	$15,124

MidCap Dividend Fund
WisdomTree LargeCap Dividend Fund	$1,751,177	$29,576,120	$31,515,913	$106,150	$105,992

MidCap Earnings Fund
WisdomTree MidCap Dividend Fund	$1,190,385	$10,355,067	$10,289,618	$1,613,146	$95,019

SmallCap Dividend Fund
WisdomTree MidCap Dividend Fund	$7,976,025	$37,325,929	$20,639,731	$25,730,657	$261,260

SmallCap Earnings Fund
WisdomTree MidCap Earnings Fund	$1,288,529	$4,296,124	$2,969,195	$2,776,454	$36,582

Total Dividend Fund
WisdomTree Total Earnings Fund	$809,851	$6,472,216	$7,326,471	$47,084	$19,935

WTAM or its affiliates may from time to time own shares of a Fund. As of March 31, 2017, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
High Dividend Fund	37	$2,533	$42
LargeCap Dividend Fund	192	15,923	211
MidCap Dividend Fund	51	4,974	50
MidCap Earnings Fund	276	9,735	55
SmallCap Dividend Fund	36	2,902	22
SmallCap Earnings Fund	123	3,962	10
Total Dividend Fund	76	6,383	86
U.S. Quality Dividend Growth Fund	297	10,538	92

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2017, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended March 31, 2017 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

WisdomTree Domestic Earnings and Dividend Funds	133

Notes to Financial Statements (continued)

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Dividend ex-Financials Fund	$306,255,826	$307,304,455	$19,098,073	$116,119,686
Earnings 500 Fund	23,619,160	23,201,616	3,953,092	10,935,831
High Dividend Fund	286,701,422	286,167,840	324,504,394	179,920,012
LargeCap Dividend Fund	209,002,835	206,952,564	364,762,318	374,154,315
LargeCap Value Fund	175,842,680	173,806,797	189,455,445	289,009,971
MidCap Dividend Fund	727,006,314	720,979,748	1,400,669,745	456,600,770
MidCap Earnings Fund	300,139,541	301,922,106	185,391,801	166,514,861
SmallCap Dividend Fund	730,076,484	727,014,835	1,107,583,401	590,129,242
SmallCap Earnings Fund	212,608,523	210,063,125	144,425,332	116,391,965
Total Dividend Fund	62,203,037	60,832,688	39,904,633	27,470,406
Total Earnings Fund	11,925,843	11,701,594	—	4,082,657
U.S. Quality Dividend Growth Fund	252,183,249	248,665,981	697,652,553	127,645,598
U.S. SmallCap Quality Dividend Growth Fund	36,629,874	36,423,540	88,180,360	29,191,194

6. FEDERAL INCOME TAXES

At March 31, 2017, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Dividend ex-Financials Fund	$821,538,076	$110,168,654	$(28,036,464)	$82,132,190
Earnings 500 Fund	106,626,042	25,456,392	(1,788,404)	23,667,988
High Dividend Fund	1,175,046,384	116,605,588	(26,884,999)	89,720,589
LargeCap Dividend Fund	1,694,449,711	279,815,032	(35,357,798)	244,457,234
LargeCap Value Fund	56,958,350	3,834,205	(825,046)	3,009,159
MidCap Dividend Fund	2,636,115,994	288,771,660	(58,863,249)	229,908,411
MidCap Earnings Fund	726,820,886	104,169,434	(18,939,080)	85,230,354
SmallCap Dividend Fund	1,998,992,001	191,799,041	(84,420,300)	107,378,741
SmallCap Earnings Fund	476,512,655	65,825,106	(25,847,170)	39,977,936
Total Dividend Fund	462,945,735	117,462,530	(8,185,401)	109,277,129
Total Earnings Fund	51,940,371	11,987,734	(972,892)	11,014,842
U.S. Quality Dividend Growth Fund	1,163,592,010	136,920,487	(9,094,961)	127,825,526
U.S. SmallCap Quality Dividend Growth Fund	103,499,386	7,097,164	(4,357,898)	2,739,266

At March 31, 2017, the components of accumulated earnings/(loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation	Total Accumulated Earnings/(Losses)
Dividend ex-Financials Fund	$—	$(84,557,187)	$82,132,190	$(2,424,997)
Earnings 500 Fund	—	(16,469,028)	23,667,988	7,198,960
High Dividend Fund	—	(46,371,129)	89,720,589	43,349,460
LargeCap Dividend Fund	—	(73,561,990)	244,457,234	170,895,244
LargeCap Value Fund	—	(13,888,537)	3,009,159	(10,879,378)
MidCap Dividend Fund	—	(34,900,700)	229,908,411	195,007,711
MidCap Earnings Fund	—	(66,089,165)	85,230,354	19,141,189
SmallCap Dividend Fund	—	(124,162,580)	107,378,741	(16,783,839)
SmallCap Earnings Fund	—	(44,423,785)	39,977,936	(4,445,849)
Total Dividend Fund	—	(20,521,820)	109,277,129	88,755,309
Total Earnings Fund	—	(6,569,215)	11,014,842	4,445,627
U.S. Quality Dividend Growth Fund	435,435	(22,260,090)	127,825,526	106,000,871
U.S. SmallCap Quality Dividend Growth Fund	47,518	(4,580,595)	2,739,266	(1,793,811)

134	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended March 31, 2017 and March 31, 2016, was as follows:

	Year Ended March 31, 2017		Year Ended March 31, 2016
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains
Dividend ex-Financials Fund	$31,847,340	$595,266	$34,743,423	$—
Earnings 500 Fund	2,481,560	—	2,740,986	—
High Dividend Fund	42,845,450	—	32,904,903	—
LargeCap Dividend Fund	52,615,941	—	49,180,302	—
LargeCap Value Fund	2,540,819	—	522,957	—
MidCap Dividend Fund	61,113,780	—	38,312,256	5,471,254
MidCap Earnings Fund	11,824,696	741,270	8,681,892	—
SmallCap Dividend Fund	53,414,249	—	34,291,884	—
SmallCap Earnings Fund	5,286,342	—	4,657,222	—
Total Dividend Fund	15,055,118	—	14,082,024	—
Total Earnings Fund	1,209,582	13,120	1,549,810	—
U.S. Quality Dividend Growth Fund	19,234,813	—	11,551,881	—
U.S. SmallCap Quality Dividend Growth Fund	1,556,351	—	646,575	—
*	Includes short-term capital gains if any.

At March 31, 2017, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Capital Loss Available Total
Dividend ex-Financials Fund	$68,035,975	$1,318,159	$14,681,158	$521,895	$84,557,187
Earnings 500 Fund	10,811,338	4,536,572	876,219	244,899	16,469,028
High Dividend Fund	25,189,656	21,181,473	—	—	46,371,129
LargeCap Dividend Fund	30,813,569	32,903,699	2,708,512	7,136,210	73,561,990
LargeCap Value Fund	8,176,315	295,465	5,416,757	—	13,888,537
MidCap Dividend Fund	—	—	31,879,649	—	31,879,649
MidCap Earnings Fund	6,328,159	346,722	46,360,161	3,915,245	56,950,287
SmallCap Dividend Fund	29,790,025	6,604,794	34,583,591	44,409,114	115,387,524
SmallCap Earnings Fund	4,654,874	921,406	30,413,279	6,066,883	42,056,442
Total Dividend Fund	8,122,736	10,786,298	—	1,162,940	20,071,974
Total Earnings Fund	3,393,418	935,380	860,657	866,648	6,056,103
U.S. Quality Dividend Growth Fund	—	—	11,347,658	2,664,272	14,011,930
U.S. SmallCap Quality Dividend Growth Fund	—	—	2,325,030	647,336	2,972,366

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

WisdomTree Domestic Earnings and Dividend Funds	135

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2017, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Dividend ex-Financials Fund	$—	$—
Earnings 500 Fund	—	—
High Dividend Fund	—	—
LargeCap Dividend Fund	—	—
LargeCap Value Fund	—	—
MidCap Dividend Fund	3,021,051	—
MidCap Earnings Fund	537,210	8,601,668
SmallCap Dividend Fund	5,038,146	3,736,910
SmallCap Earnings Fund	—	2,367,343
Total Dividend Fund	—	449,846
Total Earnings Fund	(90,943)	604,055
U.S. Quality Dividend Growth Fund	6,056,929	2,191,231
U.S. SmallCap Quality Dividend Growth Fund	1,017,740	590,489

During the fiscal year ended March 31, 2017, the amount of capital loss carryforwards used to offset realized gains and the amount of capital loss carryforwards that expired unused are shown in the following table:

Fund	Expired Capital Loss Carryforward	Utilized Capital Loss Carryforward
Dividend ex-Financials Fund	$5,713,004	$—
Earnings 500 Fund	1,286,040	400,241
High Dividend Fund	—	7,602,034
LargeCap Dividend Fund	—	—
LargeCap Value Fund	—	—
MidCap Dividend Fund	—	32,658,718
MidCap Earnings Fund	1,545,771	3,728,094
SmallCap Dividend Fund	—	—
SmallCap Earnings Fund	1,465,208	—
Total Dividend Fund	—	—
Total Earnings Fund	220,855	—
U.S. Quality Dividend Growth Fund	—	—
U.S. SmallCap Quality Dividend Growth Fund	—	—

At March 31, 2017, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Dividend ex-Financials Fund	$10	$(9,748,456)	$9,748,446
Earnings 500 Fund	24,499	(2,319,759)	2,295,260
High Dividend Fund	1,539,458	(40,143,787)	38,604,329
LargeCap Dividend Fund	809,390	(87,133,748)	86,324,358
LargeCap Value Fund	83,538	(23,173,399)	23,089,861
MidCap Dividend Fund	2,238,925	(131,325,727)	129,086,802
MidCap Earnings Fund	273	(48,365,886)	48,365,613
SmallCap Dividend Fund	4,704,842	(189,546,866)	184,842,024
SmallCap Earnings Fund	199,119	(46,248,160)	46,049,041
Total Dividend Fund	361,938	(9,486,978)	9,125,040
Total Earnings Fund	14,775	(1,022,856)	1,008,081
U.S. Quality Dividend Growth Fund	83	(20,559,455)	20,559,372
U.S. SmallCap Quality Dividend Growth Fund	10	(7,108,342)	7,108,332

136	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (concluded)

These differences are primarily due to redemptions-in-kind, distribution re-designations, investments in real estate investment trusts, taxable over distributions, expiration of capital loss carryforwards and realized basis adjustments on securities.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2017, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2017, remains subject to examination by taxing authorities.

7. RECENT ACCOUNTING PRONOUNCEMENT

In October 2016, the SEC adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. The effective date of the Regulation S-X amendments is August 1, 2017. WTAM is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Trust’s financial statements and related disclosures.

8. ADDITIONAL INFORMATION

The Board authorized a three-for-one stock split for MidCap Earnings Fund and SmallCap Earnings Fund, effective after the close of trading on February 3, 2017, for the shareholders of record on February 1, 2017. The impact of the stock split was to increase the number of shares outstanding by a factor of three, while decreasing the NAV per share by a factor of three, resulting in no effect on the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock split.

WisdomTree Domestic Earnings and Dividend Funds	137

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Dividend ex-Financials Fund, WisdomTree Earnings 500 Fund, WisdomTree High Dividend Fund, WisdomTree LargeCap Dividend Fund, WisdomTree LargeCap Value Fund, WisdomTree MidCap Dividend Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Dividend Fund, WisdomTree SmallCap Earnings Fund, WisdomTree Total Dividend Fund, WisdomTree Total Earnings Fund, WisdomTree U.S. Quality Dividend Growth Fund, and WisdomTree U.S. SmallCap Quality Dividend Growth Fund, thirteen of the investment funds constituting the WisdomTree Trust (the “Trust”), as of March 31, 2017, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Dividend ex-Financials Fund, WisdomTree Earnings 500 Fund, WisdomTree High Dividend Fund, WisdomTree LargeCap Dividend Fund, WisdomTree LargeCap Value Fund, WisdomTree MidCap Dividend Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Dividend Fund, WisdomTree SmallCap Earnings Fund, WisdomTree Total Dividend Fund, WisdomTree Total Earnings Fund, WisdomTree U.S. Quality Dividend Growth Fund, and WisdomTree U.S. SmallCap Quality Dividend Growth Fund, thirteen of the investment funds constituting the Trust, at March 31, 2017, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 25, 2017

138	WisdomTree Domestic Earnings and Dividend Funds

Trustees and Officers Information (unaudited)

The Board of Trustees is responsible for overseeing the management and affairs of the Funds and the Trust. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167.

Independent Trustees

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
David G. Chrencik^ (1948)	Trustee, 2014- present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	87	Trustee, Vericimetry Funds (2011- 2014)

Joel Goldberg# (1945)	Trustee, 2012- present	Retired. Previously, Attorney, Of Counsel/Partner at Stroock & Stroock & Lavan LLP, 2010 to 2017; Attorney, Partner at Willkie Farr & Gallagher LLP, 2006 to 2010.	87	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid- Hudson Region)

Toni Massaro† (1955)	Trustee, 2006- present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor at the Rogers College of Law since 1990.	87	None

Melinda A. Raso Kirstein‡ (1955)	Trustee, 2014- present	Retired, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	87	Associate Alumnae of Douglass College, Member of Investment Committee

Victor Ugolyn (1947)	Trustee, 2006- present; Chairman of the Board of Trustees, 2006- present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	87	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame (2001- 2016)

*	As of March 31, 2017.

^	Chair of the Audit Committee.

#	Chair of the Contracts Review Committee.

†	Chair of the Governance, Nominating and Compliance Committee.

‡	Chair of the Investment Committee.

WisdomTree Domestic Earnings and Dividend Funds	139

Trustees and Officers Information (unaudited) (concluded)

Interested Trustee and Officers

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
Jonathan Steinberg** (1964)	Trustee, 2005- present President, 2005- present	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	87	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano** (1971)	Treasurer, 2013- present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011.	87	None

Terry Jane Feld** (1960)	Chief Compliance Officer, 2012- present	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011; Senior Compliance Officer, TIAA-CREF, 2007 to 2010; Vice President/NASD-SEC Compliance, Mutual of America Life Insurance Co., 2004 to 2007.	87	None

Ryan Louvar** (1972)	Secretary and Chief Legal Officer, 2013- present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	87	None

Sarah English** (1977)	Assistant Secretary, 2013- present	Investment Management Counsel, WisdomTree Asset Management, Inc. since 2010 (includes prior positions at WisdomTree Asset Management, Inc.); Attorney, NYFIX, Inc. from 2006 to 2009.	87	None

Clint Martin** (1977)	Assistant Treasurer, 2015-present	Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2012; Vice President of Legg Mason & Co. and served as Assistant Treasurer from 2010 to 2012 and Assistant Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.	87	None

*	As of March 31, 2017.

**	Elected by and serves at the pleasure of the Board.

140	WisdomTree Domestic Earnings and Dividend Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended March 31, 2017, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2018.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2017, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Dividend ex-Financials Fund	$32,442,606
Earnings 500 Fund	2,481,560
High Dividend Fund	38,981,472
LargeCap Dividend Fund	52,615,941
LargeCap Value Fund	2,540,819
MidCap Dividend Fund	47,585,441
MidCap Earnings Fund	9,953,133
SmallCap Dividend Fund	40,639,787
SmallCap Earnings Fund	4,625,370
Total Dividend Fund	14,210,707
Total Earnings Fund	1,222,702
U.S. Quality Dividend Growth Fund	19,234,813
U.S. SmallCap Quality Dividend Growth Fund	1,476,362

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2017, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Dividend ex-Financials Fund	99.96%
Earnings 500 Fund	99.88%
High Dividend Fund	99.63%
LargeCap Dividend Fund	99.95%
LargeCap Value Fund	99.42%
MidCap Dividend Fund	85.55%
MidCap Earnings Fund	90.33%
SmallCap Dividend Fund	89.02%
SmallCap Earnings Fund	97.12%
Total Dividend Fund	99.72%
Total Earnings Fund	99.30%
U.S. Quality Dividend Growth Fund	99.80%
U.S. SmallCap Quality Dividend Growth Fund	96.90%

WisdomTree Domestic Earnings and Dividend Funds	141

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

142	WisdomTree Domestic Earnings and Dividend Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of March 31, 2017:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Domestic Economy Fund (EDOM)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-Mexico Equity Fund (XMX)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree U.S. Domestic Economy Fund (WUSA)

WisdomTree U.S. Export and Multinational Fund (WEXP)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-2556

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f)	The code of ethics is attached hereto as exhibit 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is David Chrencik, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $1,273,638 for 2017 and $1,443,613 for 2016.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $140,141 for 2017 and $152,847 for 2016.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $847,636 for 2017 and $475,875 for 2016.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2017 and $0 for 2016.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule 2-01(c) (7) (A), the Registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by the Registrant’s principal accountant to the Registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor’s independence.

(e)(2)	The Registrant’s Audit committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $847,636 for 2017 and $513,212 for 2016.

(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant’s audit committee members are David Chrencik, Melinda Raso Kirstein and Victor Ugolyn.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: June 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: June 1, 2017

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: June 1, 2017